FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)

AIR TRANSPORTATION
AUTOMOTIVE
BIOTECHNOLOGY
BROKERAGE AND INVESTMENT MANAGEMENT
BUSINESS SERVICES AND OUTSOURCING
CHEMICALS
COMPUTERS
CONSTRUCTION AND HOUSING
CONSUMER INDUSTRIES
CYCLICAL INDUSTRIES
DEFENSE AND AEROSPACE
DEVELOPING COMMUNICATIONS
ELECTRONICS
ENERGY
ENERGY SERVICE
ENVIRONMENTAL SERVICES
FINANCIAL SERVICES
FOOD AND AGRICULTURE
GOLD (FORMERLY AMERICAN GOLD)
HEALTH CARE
HOME FINANCE
INDUSTRIAL EQUIPMENT
INDUSTRIAL MATERIALS
INSURANCE
LEISURE
MEDICAL DELIVERY
MEDICAL EQUIPMENT AND SYSTEMS
MONEY MARKET
MULTIMEDIA
NATURAL GAS
NATURAL RESOURCES
PAPER AND FOREST PRODUCTS
PRECIOUS METALS AND MINERALS
REGIONAL BANKS
RETAILING
SOFTWARE AND COMPUTER SERVICES
TECHNOLOGY
TELECOMMUNICATIONS
TRANSPORTATION
UTILITIES GROWTH

SEMIANNUAL REPORT
AUGUST 31, 1998
(2_FIDELITY_LOGOS)(registered trademark)


CONTENTS

PERFORMANCE       4
OVERVIEW

FUND UPDATES*

CONSUMER          6    CONSUMER INDUSTRIES
SECTOR            14   FOOD AND AGRICULTURE
                  20   LEISURE
                  27   MULTIMEDIA
                  33   RETAILING

CYCLICALS SECTOR  39   AIR TRANSPORTATION
                  44   AUTOMOTIVE
                  50   CHEMICALS
                  55   CONSTRUCTION AND
                  61   HOUSING
                  68   CYCLICAL INDUSTRIES
                  73   DEFENSE AND AEROSPACE
                  78   ENVIRONMENTAL SERVICES
                  84   INDUSTRIAL EQUIPMENT
                  90   INDUSTRIAL MATERIALS
                  95   PAPER AND FOREST
                       PRODUCTS
                       TRANSPORTATION

FINANCIAL         100  BROKERAGE AND
SERVICES SECTOR   106  INVESTMENT MANAGEMENT
                  112  FINANCIAL SERVICES
                  119  HOME FINANCE
                  124  INSURANCE
                       REGIONAL BANKS

HEALTH CARE       129  BIOTECHNOLOGY
SECTOR            135  HEALTH CARE
                  141  MEDICAL DELIVERY
                  147  MEDICAL EQUIPMENT AND
                       SYSTEMS

NATURAL           152  ENERGY
RESOURCES         158  ENERGY SERVICE
SECTOR            164  GOLD
                  170  NATURAL RESOURCES
                  176  PRECIOUS METALS AND
                       MINERALS

* FUND UPDATES FOR EACH SELECT PORTFOLIO INCLUDE: PERFORMANCE AND
INVESTMENT SUMMARY, MANAGER'S OVERVIEW, INVESTMENTS, AND FINANCIAL
STATEMENTS.
TECHNOLOGY        182  BUSINESS SERVICES AND
SECTOR            188  OUTSOURCING
                  194  COMPUTERS
                  200  DEVELOPING
                  206  COMMUNICATIONS
                  212  ELECTRONICS
                       SOFTWARE AND COMPUTER
                       SERVICES
                       TECHNOLOGY

UTILITIES SECTOR  218  NATURAL GAS
                  223  TELECOMMUNICATIONS
                  229  UTILITIES GROWTH

                  234  MONEY MARKET

NOTES TO          241  FOOTNOTES TO THE
FINANCIAL              FINANCIAL STATEMENTS
STATEMENTS

PROXY VOTING      245
RESULTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

DEAR SHAREHOLDER:
After holding up well through the first half of 1998, U.S. markets generally peaked in late July. They sold off sharply in August on concerns regarding the strength of U.S. political leadership in the face of worsening economic crises abroad. Investors also began to question whether global corporate earnings growth was sustainable in light of deteriorating fundamentals in Asia, Russia and Latin America. Largely as a result of these market declines in the final month of the six-month period ending August 31, 1998, the Standard & Poor's 500 Index - a market-capitalization weighted index of 500 widely held U.S. stocks - declined 8.1% for the period, while the Dow Jones Industrial Average was down -11.08%.
Of the 39 Select equity portfolios, 10 topped the S&P 500's return for the past six months. Beginning this period, the Select funds' performance also is compared to seven Goldman Sachs Indexes, which are designed to measure the performance of companies within broad sectors. Overall, 14 Select portfolios outperformed their Goldman Sachs benchmarks. I'll address these indexes in greater detail later in this letter.
Throughout the six-month period, there were two constants: a growing U.S. economy, supported by low interest rates, tame inflation and near-record low unemployment; and ever-worsening Asian economies that investors eyed warily. Early in the period, Asia's economic woes seemed to have little impact on the U.S. stock market. That lasted until about mid-June, when investor uncertainty over corporate earnings reports and worldwide stock market volatility began to have a tangible effect on the domestic equity market.
The month of August, however, proved most challenging. Weakened economies and currency devaluations in emerging markets - particularly in Russia and Latin America - contributed to a grim global outlook. During the month, the Dow lost over 1,000 points, completing a nearly 20% freefall since its record high of 9337.97 on July 17, 1998. On August 31, 1998, the Dow plunged 512.61 points - erasing all previous gains for the year.
Against this backdrop, the CONSUMER sector produced the strongest returns overall, with every Select portfolio in the sector beating its Goldman Sachs benchmark. Retailing and Multimedia were the top performers. Consumer Industries benefited from its large-cap stock selections, while Leisure was strengthened by the strong cable and Internet industries. Food and Agriculture had the toughest time, due to falling prices in the packaged food industry.
The performance of CYCLICAL stocks - which tend to rise and fall in tandem with the U.S. economy - reflected the market downturn. Construction and Housing, Industrial Equipment and Cyclical Industries were the top performers in the sector. Heavy exposure to Asian demand and a series of satellite failures hurt Defense and Aerospace. Air Transportation, Transportation and Environmental Services also suffered due to worldwide economic tumult. Reduced demand for virtually all global commodities hampered Paper and Forest Products and Industrial Materials. Chemicals was hurt by a combination of pessimistic earnings reports and Asian companies selling their products at greatly reduced prices. Despite a mostly domestic focus, Automotive was hurt by General Motors' Latin America exposure and 54-day labor strike.
The market's plunge in August hit most FINANCIAL SERVICES stocks. Insurance was the best performer in the group, thanks to relatively less exposure to Asia. However, the performance of Brokerage and Investment Management reflected the unfavorable sales, trading and investment banking environment. Signs that the global economy was decelerating took its toll on Financial Services. A slowdown in merger and acquisition activity hurt Regional Banks. Home Finance's overweighting in mortgage-related shares proved detrimental to its performance.
The HEALTH CARE sector registered mixed results. The Health Care portfolio beat its benchmarks, as did Medical Equipment and Systems - a new fund which commenced operations on April 28, 1998. However, Biotechnology lagged due to disappointing corporate earnings in the sector. Meanwhile, poor fundamental business conditions for the HMO and hospital industries caused a negative return for Medical Delivery. The Select funds in the NATURAL RESOURCES area struggled throughout the period, as low prices and weak demand for oil detracted from the performance of Energy Service, Natural Resources and Energy. Gold and Precious Metals and Minerals continued to be plagued by weak gold prices.
Despite a high degree of exposure in Asia, the Select funds in the TECHNOLOGY sector fared relatively well. Strong economies in the U.S. and Europe helped Computers and Business Services and Outsourcing. However, investor concerns about Asian economies hurt performance for Technology, Electronics and Developing Communications, as well as Software and Computer Services.
The UTILITIES group as a whole lagged its benchmarks. Both the Telecommunications and Utilities Growth portfolios were weighted more toward the growth stocks that tend to suffer more in periods of extreme downside volatility. A warmer-than-normal global climate and an oversupply of natural gas detracted from the performance of Natural Gas.
In an effort to provide Select Portfolio shareholders with a more meaningful way to measure the performance of their sector-fund investments, we have begun with this report to include Goldman Sachs' new sector indexes as additional benchmarks for the funds. These indexes supplement the existing benchmark for the funds, which is the Standard & Poor's 500 Index.
While a comparison to the S&P 500 can illustrate how a sector fund is performing relative to the broad stock market, these new sector indexes will enable shareholders to compare the performance of their funds with a more narrow basket of stocks within the industry in which they're invested. Although the Goldman benchmarks are in most cases much broader than the more narrowly focused Select Portfolios, we believe these indexes will be of more value to shareholders when evaluating sector-fund investments.
The indexes - and the number of stocks chosen to be representative of their specific sector - are as follows:
Goldman Sachs Consumer Industries Index (300 stocks)
Goldman Sachs Cyclical Industries Index (277 stocks)
Goldman Sachs Financial Services Index (271 stocks)
Goldman Sachs Health Care Index (93 stocks)
Goldman Sachs Natural Resources Index (96 stocks)
Goldman Sachs Technology Index (190 stocks)
Goldman Sachs Utilities Index (136 stocks)
In the pages that follow, you'll find detailed summaries for each of the Select portfolios. We hope that you find them informative and useful for evaluating your investments.
Sincerely,
William R. Ebsworth
Group Leader, FMR Research
Select Group Leader


CUMULATIVE TOTAL RETURNS
FOR THE SIX MONTHS ENDED AUGUST 31, 1998
Row: 1, Col: 1, Value: -0.12
Row: 1, Col: 2, Value: nil
Row: 2, Col: 1, Value: -0.9
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: -3.14
Row: 3, Col: 2, Value: 0.0
Row: 4, Col: 1, Value: -3.22
Row: 4, Col: 2, Value: 0.0
Row: 5, Col: 1, Value: -4.359999999999999
Row: 5, Col: 2, Value: 0.0
Row: 6, Col: 1, Value: -5.3
Row: 6, Col: 2, Value: 0.0
Row: 7, Col: 1, Value: -6.85
Row: 7, Col: 2, Value: 0.0
Row: 8, Col: 1, Value: -7.35
Row: 8, Col: 2, Value: 0.0
Row: 9, Col: 1, Value: -7.63
Row: 9, Col: 2, Value: 0.0
Row: 10, Col: 1, Value: -8.029999999999999
Row: 10, Col: 2, Value: 0.0
Row: 11, Col: 1, Value: 0.0
Row: 11, Col: 2, Value: -8.1
Row: 12, Col: 1, Value: -9.48
Row: 12, Col: 2, Value: 0.0
Row: 13, Col: 1, Value: -11.77
Row: 13, Col: 2, Value: 0.0
Row: 14, Col: 1, Value: -13.42
Row: 14, Col: 2, Value: 0.0
Row: 15, Col: 1, Value: -14.14
Row: 15, Col: 2, Value: 0.0
Row: 16, Col: 1, Value: -14.75
Row: 16, Col: 2, Value: 0.0
Row: 17, Col: 1, Value: -14.83
Row: 17, Col: 2, Value: 0.0
Row: 18, Col: 1, Value: -15.01
Row: 18, Col: 2, Value: 0.0
Row: 19, Col: 1, Value: -15.63
Row: 19, Col: 2, Value: 0.0
Row: 20, Col: 1, Value: -16.14
Row: 20, Col: 2, Value: 0.0
Row: 21, Col: 1, Value: -16.96
Row: 21, Col: 2, Value: 0.0
Row: 22, Col: 1, Value: -17.64
Row: 22, Col: 2, Value: 0.0
Row: 23, Col: 1, Value: -17.64
Row: 23, Col: 2, Value: 0.0
Row: 24, Col: 1, Value: -18.09
Row: 24, Col: 2, Value: 0.0
Row: 25, Col: 1, Value: -19.68
Row: 25, Col: 2, Value: 0.0
Row: 26, Col: 1, Value: -23.54
Row: 26, Col: 2, Value: 0.0
Row: 27, Col: 1, Value: -24.21
Row: 27, Col: 2, Value: 0.0
Row: 28, Col: 1, Value: -24.33
Row: 28, Col: 2, Value: 0.0
Row: 29, Col: 1, Value: -24.95
Row: 29, Col: 2, Value: 0.0
Row: 30, Col: 1, Value: -25.04
Row: 30, Col: 2, Value: 0.0
Row: 31, Col: 1, Value: -25.51
Row: 31, Col: 2, Value: 0.0
Row: 32, Col: 1, Value: -25.8
Row: 32, Col: 2, Value: 0.0
Row: 33, Col: 1, Value: -26.1
Row: 33, Col: 2, Value: 0.0
Row: 34, Col: 1, Value: -26.55
Row: 34, Col: 2, Value: 0.0
Row: 35, Col: 1, Value: -26.84
Row: 35, Col: 2, Value: 0.0
Row: 36, Col: 1, Value: -26.97
Row: 36, Col: 2, Value: 0.0
Row: 37, Col: 1, Value: -27.25
Row: 37, Col: 2, Value: 0.0
Row: 38, Col: 1, Value: -38.81
Row: 38, Col: 2, Value: 0.0
Row: 39, Col: 1, Value: -41.79000000000001
Row: 39, Col: 2, Value: 0.0
Row: 40, Col: 1, Value: -49.55
Row: 40, Col: 2, Value: 0.0
Row: 41, Col: 1, Value: nil
Row: 41, Col: 2, Value: nil
Health Care   -0.12%Computers  -0.90%Retailing  -3.14%Utilities Growth
-3.22%Multimedia  -4.36%Medical Equipment and Systems 1
-5.30%Consumer Industries  -6.85%Leisure  -7.35%Business Services &
Outsourcing   -7.63%Food & Agriculture  -8.03%S&P 500  -8.10%Insurance
-9.48%Developing Communications  -11.77%Technology
-13.42%Telecommunications  -14.14%Financial Services
-14.75%Construction & Housing -14.83%Software & Computer Services -15.01%Industrial Equipment -15.63%Cyclical Industries -16.14%Biotechnology -16.96%Brokerage & Investment Management -17.64%Regional Banks -17.64%Air Transportation -18.09%Automotive -19.68%Energy -23.54%Natural Gas -24.21%Defense & Aerospace -24.33%Transportation -24.95%Electronics -25.04%Paper & Forest -25.51%Industrial Materials -25.80%Chemicals -26.10%Medical Delivery -26.55%Home Finance -26.84%Environmental Services -26.97%Natural Resources -27.25%Precious Metals & Minerals -38.81%Gold -41.79%Energy Service -49.55%

1. RETURNS ARE FROM INCEPTION DATE APRIL 28, 1998.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURNS INCLUDE CHANGES IN A FUND'S SHARE PRICE, PLUS REINVESTMENT OF ANY DIVIDENDS AND CAPITAL GAINS BUT DO NOT INCLUDE SELECT'S 3% SALES CHARGE, AND CERTAIN FEES PAID BY SHAREHOLDERS UPON EXCHANGE OR REDEMPTION. FIGURES FOR THE STANDARD & POOR'S 500 INDEX
(S&P 500 (registered trademark)), AN UNMANAGED INDEX OF COMMON STOCK PRICES, INCLUDE REINVESTMENT OF DIVIDENDS. S&P 500 IS A REGISTERED TRADEMARK OF STANDARD & POOR'S. ALL PERFORMANCE NUMBERS ARE HISTORICAL; EACH EQUITY FUND'S SHARE PRICE AND RETURN WILL VARY AND SHAREHOLDERS MAY HAVE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES FOR SOME OF THE FUNDS, THOSE RETURNS WOULD HAVE BEEN LOWER.


CONSUMER INDUSTRIES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                    PAST 6  PAST 1  PAST 5   LIFE OF
AUGUST 31, 1998                  MONTHS  YEAR    YEARS    FUND

SELECT CONSUMER INDUSTRIES       -6.85%  15.49%  97.50%   244.43%

SELECT CONSUMER INDUSTRIES       -9.71%  11.95%  91.51%   234.03%
(LOAD ADJ.)

S&P 500                          -8.10%  8.10%   131.21%  230.88%

GS CONSUMER INDUSTRIES           -8.66%  10.68%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 29, 1990. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                PAST 1  PAST 5  LIFE OF
AUGUST 31, 1998              YEAR    YEARS   FUND

SELECT CONSUMER INDUSTRIES   15.49%  14.58%  16.35%

SELECT CONSUMER INDUSTRIES   11.95%  13.88%  15.91%
(LOAD ADJ.)

S&P 500                      8.10%   18.25%  15.78%

GS CONSUMER INDUSTRIES       10.68%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(CHECKMARK) UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER LIFE OF FUND
             Consumer Industries         S&P 500
             00517                       SP001
  1990/06/29       9700.00                    10000.00
  1990/07/31       9670.90                     9968.00
  1990/08/31       8943.40                     9066.89
  1990/09/30       8439.00                     8625.34
  1990/10/31       8749.40                     8588.25
  1990/11/30       9234.40                     9143.05
  1990/12/31       9593.72                     9398.14
  1991/01/31       9808.43                     9807.90
  1991/02/28      10569.68                    10509.16
  1991/03/31      11077.18                    10763.48
  1991/04/30      10950.31                    10789.32
  1991/05/31      11477.33                    11255.41
  1991/06/30      10911.27                    10739.92
  1991/07/31      11623.72                    11240.40
  1991/08/31      12101.94                    11506.79
  1991/09/30      11994.59                    11314.63
  1991/10/31      12375.21                    11466.25
  1991/11/30      11857.95                    11004.16
  1991/12/31      13290.07                    12263.03
  1992/01/31      13379.46                    12034.94
  1992/02/29      13836.37                    12191.39
  1992/03/31      13677.45                    11953.66
  1992/04/30      13717.18                    12305.10
  1992/05/31      13627.78                    12365.39
  1992/06/30      13015.69                    12181.15
  1992/07/31      13388.15                    12679.36
  1992/08/31      13253.65                    12419.43
  1992/09/30      13377.81                    12565.98
  1992/10/31      13595.08                    12609.96
  1992/11/30      14246.90                    13039.96
  1992/12/31      14427.78                    13200.35
  1993/01/31      14331.67                    13311.24
  1993/02/28      13851.10                    13492.27
  1993/03/31      14662.73                    13776.96
  1993/04/30      14566.61                    13443.55
  1993/05/31      15719.98                    13803.84
  1993/06/30      15730.66                    13843.87
  1993/07/31      15880.17                    13788.50
  1993/08/31      16916.07                    14311.08
  1993/09/30      17289.85                    14200.89
  1993/10/31      17823.81                    14494.84
  1993/11/30      17428.68                    14357.14
  1993/12/31      17987.73                    14530.86
  1994/01/31      17835.98                    15024.91
  1994/02/28      17789.29                    14617.74
  1994/03/31      16645.36                    13980.40
  1994/04/30      16823.06                    14159.35
  1994/05/31      16600.01                    14391.57
  1994/06/30      15684.31                    14038.97
  1994/07/31      16106.94                    14499.45
  1994/08/31      17046.12                    15093.93
  1994/09/30      16729.15                    14724.13
  1994/10/31      17057.86                    15055.42
  1994/11/30      16224.34                    14507.10
  1994/12/31      16716.09                    14722.24
  1995/01/31      16569.67                    15103.99
  1995/02/28      16972.32                    15692.59
  1995/03/31      17435.98                    16155.68
  1995/04/30      17815.10                    16631.47
  1995/05/31      18145.91                    17296.23
  1995/06/30      18133.66                    17698.02
  1995/07/31      18893.31                    18284.88
  1995/08/31      18856.56                    18330.78
  1995/09/30      19861.26                    19104.34
  1995/10/31      20755.69                    19036.14
  1995/11/30      21980.94                    19871.82
  1995/12/31      21446.67                    20254.55
  1996/01/31      21446.67                    20944.02
  1996/02/29      22065.08                    21138.17
  1996/03/31      22844.29                    21341.73
  1996/04/30      23611.12                    21656.31
  1996/05/31      24835.58                    22214.82
  1996/06/30      24711.90                    22299.46
  1996/07/31      22015.61                    21314.27
  1996/08/31      22361.92                    21763.79
  1996/09/30      23809.01                    22988.66
  1996/10/31      23994.54                    23622.68
  1996/11/30      24674.80                    25408.32
  1996/12/31      24266.64                    24904.98
  1997/01/31      25355.05                    26461.05
  1997/02/28      25552.95                    26668.50
  1997/03/31      24798.48                    25572.69
  1997/04/30      24984.00                    27099.38
  1997/05/31      26715.57                    28749.19
  1997/06/30      28026.61                    30037.16
  1997/07/31      29646.86                    32427.21
  1997/08/31      28929.50                    30610.64
  1997/09/30      31836.05                    32287.18
  1997/10/31      31205.27                    31208.79
  1997/11/30      32541.05                    32653.45
  1997/12/31      33501.90                    33214.11
  1998/01/31      33331.18                    33581.45
  1998/02/28      35865.82                    36003.35
  1998/03/31      37888.28                    37847.08
  1998/04/30      37655.37                    38227.82
  1998/05/31      37857.53                    37570.69
  1998/06/30      39717.39                    39096.81
  1998/07/31      38976.14                    38680.43
  1998/08/31      33403.00                    33088.01
IMATRL PRASUN   SHR__CHT 19980831 19980917 164617 R00000000000101

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Consumer Industries Portfolio on June 29, 1990, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $33,403 - a 234.03% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,088 - a 230.88% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                               % OF FUND'S
                               INVESTMENTS

PHILIP MORRIS COMPANIES, INC.  6.6

WAL-MART STORES, INC.          6.5

PROCTER & GAMBLE CO.           4.9

GILLETTE CO.                   3.9

COCA-COLA CO. (THE)            3.3

HOME DEPOT, INC.               2.8

PEPSICO, INC.                  2.5

MCDONALD'S CORP.               2.3

TIME WARNER, INC.              1.9

AVON PRODUCTS, INC.            1.7


TOP INDUSTRIES AS OF AUGUST 31, 1998
 SOAPS & DETERGENTS            7.9%
 GENERAL MERCHANDISE STORES    7.4%
 COSMETICS                     6.6%
 TOBACCO MANUFACTURERS         6.6%
 SOFT DRINKS                   6.3%
 ALL OTHERS                   65.2%
ROW: 1, COL: 1, VALUE: 65.2
ROW: 1, COL: 2, VALUE: 6.3
ROW: 1, COL: 3, VALUE: 6.6
ROW: 1, COL: 4, VALUE: 6.6
ROW: 1, COL: 5, VALUE: 7.4
ROW: 1, COL: 6, VALUE: 7.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

CONSUMER INDUSTRIES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Doug Chase)

Doug Chase,
Portfolio Manager
of Fidelity Select Consumer Industries Portfolio
Q. HOW DID THE FUND PERFORM, DOUG?
A. Relatively well. During the six- and 12-month periods that ended August 31, 1998, the fund returned -6.85% and 15.49%, respectively. This performance compares favorably with the Standard & Poor's 500 Index's returns of -8.10% and 8.10% during the same periods. Beginning this period, the fund also compares itself to the Goldman Sachs Consumer Industries Index - an index of 300 stocks designed to measure the performance of companies in the consumer industries sector - which returned -8.66% and 10.68% over the same six- and 12-month periods, respectively.
Q. WHAT WAS YOUR STRATEGY DURING THE SIX-MONTH PERIOD?
A. I focused on increasing the number of large-cap stocks in the fund because I believed that, in an environment of market uncertainty, there could be a flight to quality among investors. Large-cap consumer companies delivered more predictable earnings growth and were undervalued at the prevailing interest rates. During the six-month period, the best performers generally have been the large-cap companies, so my strategy paid off. I also built up the fund's retail industry holdings. Retailers have been more insulated from the turmoil in Asia, since their core business is in the U.S. Their good performance reflected the relative strength of the U.S. economy.
Q. WHICH STOCKS PERFORMED WELL?
A. Wal-Mart Stores, the fund's number-two holding, has been a terrific stock because the company has been one of the best success stories in retailing. Wal-Mart has invested in technology to track its inventories closely and has focused on re-supplying its fastest-selling items. The company's earnings estimates have increased and its same-store sales -which compare sales growth for those stores that have been in operation for at least 12 months -have been very strong. Media companies Time Warner and Viacom performed well, with focused management at the helm. Cable company MediaOne Group also had strong performance. Cable operators have gained an advantage in the battle for high-speed Internet access to the home, because cable already allows high-speed two-way access that phone lines or satellites do not.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. There were. Three of the fund's top holdings - Disney, Pepsi and Gillette - all delivered lower-than-expected earnings reports during the period. Disney-owned television network ABC has disappointed with lower advertising revenues, and its creative content has come in below expectations. Pepsi, which has been restructuring, is taking much longer than expected to complete the process. Gillette was hurt by its exposure to emerging markets. Many food companies, including Sara Lee and Campbell Soup, also were disappointments. These companies were hurt by limited pricing flexibility and minimal volume growth.
Q. THE FUND'S TOP 10 HOLDINGS ARE ALL LARGE-CAP STOCKS . . .
A. Yes, I've been building a more diversified portfolio since taking over the fund last summer, adding more large-capitalization stocks to the fund. In the current economic environment, I believe that large-cap companies have an expanded competitive advantage due to their size, so changing the mix to include large-caps has really paid off.
Q. WHAT'S YOUR OUTLOOK AND STRATEGY FOR THE COMING MONTHS, DOUG?
A. I'm always cautious. Although the U.S. economy is strong and unemployment is low, personal indebtedness is still high. The good news is that interest rates continue to decline. When interest rates go down, U.S. consumers tend to refinance their homes, their other debt costs decline, they have more disposable income and they spend more. That's good for consumer industries and for the fund. In the coming months, I'll maintain the fund's diversified approach. The challenge is in finding companies whose performance is relatively good, and then buying their stock at attractive prices.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: June 29, 1990
FUND NUMBER: 517
TRADING SYMBOL: FSCPX
SIZE: as of August 31, 1998, more than
$66 million
MANAGER: Doug Chase, since 1997;
manager, Fidelity Select Automotive Portfolio,
1994-1997; Fidelity Select Industrial Materials
Portfolio, 1994-1997; joined Fidelity in 1993

CONSUMER INDUSTRIES PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.2%
 SHARES VALUE (NOTE 1)
ADVERTISING - 1.9%
ADVERTISING - 0.2%
Outdoor Systems, Inc. (a)  6,175 $ 143,569
ADVERTISING AGENCIES - 1.7%
Interpublic Group of Companies, Inc.   8,400  478,800
Omnicom Group, Inc.   11,800  561,975
  1,040,775
TOTAL ADVERTISING   1,184,344
AIR TRANSPORTATION - 0.4%
TRANSPORTATION SERVICES - 0.4%
Viad Corp.   11,500  238,625
APPAREL STORES - 3.4%
FAMILY CLOTHING STORES - 0.3%
Abercrombie & Fitch Co. Class A (a)  1,600  68,800
Stage Stores, Inc. (a)  14,900  155,519
  224,319
GENERAL APPAREL STORES - 2.7%
Gap, Inc.   10,950  559,134
Limited, Inc. (The)  16,200  338,175
Saks Holdings, Inc. (a)  14,900  311,969
TJX Companies, Inc.   21,700  484,181
  1,693,459
WOMEN'S CLOTHING STORES - 0.4%
AnnTaylor Stores Corp. (a)  6,000  145,875
Wet Seal, Inc. Class A (a)  4,500  103,500
  249,375
TOTAL APPAREL STORES   2,167,153
AUTOS, TIRES, & ACCESSORIES - 0.2%
AUTO PARTS - RETAIL - 0.2%
Pep Boys-Manny, Moe & Jack  10,000  146,875
BEVERAGES - 8.8%
DISTILLED & BLENDED LIQUOR - 0.5%
Seagram Co. Ltd.   10,500  328,020
MALT BEVERAGE - 1.9%
Anheuser-Busch Companies, Inc.   16,200  747,225
Coors (Adolph) Co. Class B  10,700  441,375
  1,188,600
SOFT DRINKS - 6.3%
Celestial Seasonings, Inc.   6,500  229,125
Coca-Cola Co. (The)  31,700  2,064,463
PepsiCo, Inc.   56,000  1,550,500
Whitman Corp.   7,300  113,150
  3,957,238
WINE, BRANDY & BRANDY SPIRITS - 0.1%
Canadaigua Wine Co. Class A (a)  2,300  96,025
TOTAL BEVERAGES   5,569,883
BROADCASTING - 7.8%
CABLE TV OPERATORS - 4.3%
Comcast Corp. Class A  8,100  303,750
Comcast Corp. Class A special  9,400  351,325
Cox Communications, Inc. Class A (a)  10,700  449,400
MediaOne Group, Inc. (a)  9,400  385,400
Time Warner, Inc.   15,271  1,227,407
  2,717,282

 SHARES VALUE (NOTE 1)
RADIO BROADCASTING - 1.8%
Chancellor Media Corp. (a)  7,300 $ 260,519
Clear Channel Communications, Inc. (a)  11,300  508,500
Jacor Communications, Inc. Class A (a)  6,300  371,700
Radiomutuel, Inc. Class A (a)  1,900  14,536
  1,155,255
TELEVISION BROADCASTING - 1.7%
CBS Corp.   35,100  912,600
Scripps (E.W.) Co. Class A  3,400  160,438
  1,073,038
TOTAL BROADCASTING   4,945,575
BUILDING MATERIALS - 0.2%
HARDWARE - WHOLESALE - 0.2%
Richelieu Hardware Ltd. (a)  11,500  102,646
COMPUTER SERVICES & SOFTWARE - 0.2%
COMPUTER & SOFTWARE STORES - 0.1%
CompUSA, Inc. (a)  5,700  67,688
COMPUTER SERVICES - 0.1%
Computer Learning Centers, Inc. (a)  7,100  33,725
TOTAL COMPUTER SERVICES & SOFTWARE   101,413
CONSUMER ELECTRONICS - 0.5%
RADIOS, TELEVISIONS, STEREOS - 0.5%
Gemstar International Group Ltd. (a)  8,400  291,375
DRUG STORES - 2.9%
CVS Corp.   22,054  802,214
Rite Aid Corp.   9,700  351,019
Walgreen Co.   17,900  689,150
  1,842,383
DRUGS & PHARMACEUTICALS - 0.3%
PHARMACEUTICAL PREPARATIONS - 0.3%
Rexall Sundown, Inc. (a)  9,300  169,725
EDUCATIONAL SERVICES - 0.3%
COLLEGES, UNIVERSITIES & PROFESSIONAL SCHOOLS - 0.3%
Apollo Group, Inc. Class A (a)  5,900  179,213
ENTERTAINMENT - 5.1%
CRUISES - 0.7%
Carnival Corp.  12,300  355,163
Royal Carribean Cruises Ltd.   2,900  70,325
  425,488
MOTION PICTURE DISTRIBUTION - 0.8%
Viacom, Inc. Class B (non-vtg.) (a)  10,500  521,063
MOTION PICTURE PRODUCTION - 3.5%
Tele-Communications, Inc.
 (Liberty Media Group), Series A (a)  14,250  465,797
Disney (Walt) Co.   39,300  1,078,294
King World Productions, Inc. (a)  30,100  632,100
  2,176,191
RECREATIONAL SERVICES - 0.1%
Premier Parks, Inc. (a)  5,100  82,875
TOTAL ENTERTAINMENT   3,205,617
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FOODS - 6.6%
BAKERY PRODUCTS - 0.2%
Flowers Industries, Inc.   2,900 $ 51,656
Interstate Bakeries Corp.  2,300  59,944
  111,600
CANDY - 0.3%
Hershey Foods Corp.   2,400  168,000
CANNED SPECIALTIES - 0.6%
Campbell Soup Co.   7,300  367,738
COOKIES & CRACKERS - 0.1%
Nabisco Holdings Corp. Class A  1,700  56,206
DAIRY - 0.3%
Dean Foods Co.   2,900  127,600
Groupe Danone  300  76,396
  203,996
FOOD - 2.8%
Dole Food, Inc.   4,900  211,925
Heinz (H.J.) Co.   13,800  735,713
Kellogg Co.   3,700  112,850
Nestle SA ADR (Reg.)  800  74,600
Sara Lee Corp.   13,400  606,350
  1,741,438
GRAIN MILL PRODUCTS - 1.4%
Archer-Daniels-Midland Co.   5,670  85,050
Corn Products International, Inc. (a)  3,850  91,197
Quaker Oats Co.   3,100  164,688
Ralston Purina Co.   21,700  570,981
  911,916
MEAT & FISH - 0.2%
Tyson Foods, Inc.   9,700  158,838
PACKAGED & FROZEN FOODS - 0.7%
Bestfoods  9,300  466,744
TOTAL FOODS   4,186,476
GENERAL MERCHANDISE STORES - 12.3%
DEPARTMENT STORES - 3.8%
Federated Department Stores, Inc. (a)  20,200  879,963
Nordstrom, Inc.   4,000  119,750
Penny (J.C.) Co., Inc.   11,100  550,144
Proffitts, Inc. (a)  6,425  163,838
Sears, Roebuck & Co.   12,000  545,250
Stein Mart, Inc. (a)  12,000  106,500
  2,365,445
GENERAL MERCHANDISE STORES - 7.4%
Dayton Hudson Corp.   17,000  612,000
Wal-Mart Stores, Inc.   69,500  4,083,125
  4,695,125
VARIETY STORES - 1.1%
Consolidated Stores Corp. (a)  3,228  101,682
Costco Companies, Inc. (a)  6,500  305,906
Dollar Tree Stores (a)  9,300  269,700
  677,288
TOTAL GENERAL MERCHANDISE STORES   7,737,858
GROCERY STORES - 3.7%
FOOD STORES - 0.3%
Whole Foods Market, Inc. (a)  4,200  173,775

 SHARES VALUE (NOTE 1)
GROCERY - RETAIL - 3.4%
Albertson's, Inc.   7,300 $ 369,106
Hannaford Brothers Co.   2,900  120,531
Kroger Co. (The) (a)  8,600  387,000
Meyer (Fred), Inc. (a)  13,100  514,994
Safeway, Inc. (a)  19,500  767,813
  2,159,444
TOTAL GROCERY STORES   2,333,219
HOLDING COMPANIES - 0.2%
HOLDING COMPANY OFFICES, NEC - 0.2%
Triarc Companies, Inc. Class A (a)  7,400  110,538
HOME FURNISHINGS - 0.1%
FURNITURE - 0.1%
Dorel Industries, Inc. Class B
 (sub-vtg.) (a)(c)  4,000  55,850
HOUSEHOLD PRODUCTS - 14.9%
COSMETICS - 6.6%
Alberto-Culver Co. Class A  4,000  72,250
Avon Products, Inc.   17,200  1,081,450
Estee Lauder Companies, Inc.   3,100  182,513
Gillette Co.   60,000  2,467,500
International Flavors & Fragrances, Inc.   4,700  182,125
Revlon, Inc. Class A (a)  4,900  176,706
  4,162,544
FABRICATED RUBBER PRODUCTS - 0.2%
Rubbermaid, Inc.   4,600  117,013
MANUFACTURED PRODUCTS - 0.2%
First Brands Corp.   8,000  159,500
SOAPS & DETERGENTS - 7.9%
Church & Dwight Co., Inc.   4,600  124,488
Clorox Co.   8,100  781,144
Dial Corp.   4,900  95,550
Procter & Gamble Co.   40,600  3,105,900
Unilever NV (NY Shares)  13,400  849,225
  4,956,307
TOTAL HOUSEHOLD PRODUCTS   9,395,364
LEASING & RENTAL - 0.1%
TRUCK RENT & LEASE, NO DRIVER - 0.1%
Hertz Corp. Class A  1,300  49,075
LEISURE DURABLES & TOYS - 1.2%
MOTORCYCLES - 0.2%
Harley-Davidson, Inc.   5,100  157,144
TOYS & GAMES - 0.9%
Galoob (Lewis) Toys, Inc. (a)  10,900  80,388
Mattel, Inc.   14,400  466,200
  546,588
TRAVEL TRAILERS AND CAMPERS - 0.1%
Brunswick Corp.   3,000  44,813
TOTAL LEISURE DURABLES & TOYS   748,545
LODGING & GAMING - 0.9%
HOTELS, MOTELS, & TOURIST COURTS - 0.6%
Promus Hotel Corp. (a)  8,600  264,450
Sun International Hotels Ltd. Ord. (a)  3,400  128,138
  392,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
LODGING & GAMING - CONTINUED
RACING & GAMING - 0.3%
International Speedway Corp. Class A  5,400 $ 148,500
TOTAL LODGING & GAMING   541,088
MEDICAL FACILITIES MANAGEMENT - 0.0%
HOME HEALTH CARE AGENCIES - 0.0%
Coram Healthcare Corp.
 warrants 7/11/99 (a)  216  0
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co.   7,900  617,188
Polaroid Corp.   1,000  28,125
  645,313
PRINTING - 0.3%
COMMERCIAL PRINTING, NEC - 0.2%
Donnelley (R.R.) & Sons Co.   3,700  134,125
Valassis Communications, Inc. (a)  1,100  32,794
  166,919
MANIFOLD BUSINESS FORMS - 0.1%
Reynolds & Reynolds Co. Class A  3,900  49,238
TOTAL PRINTING   216,157
PUBLISHING - 3.4%
BOOK PUBLISHING & PRINTING - 0.9%
Harcourt General, Inc.   6,200  301,088
McGraw-Hill Companies, Inc.   2,900  221,125
Reader's Digest Association, Inc. (The)
 Class A (non-vtg.)  2,700  52,988
  575,201
GENERAL PUBLISHING - 0.1%
Applied Graphics Technologies, Inc. (a)  3,100  63,356
GREETING CARDS - 0.2%
American Greetings Corp. Class A  2,900  106,213
NEWSPAPERS - 1.6%
Gannett Co., Inc.   8,600  507,400
Harte Hanks Communications, Inc.   12,600  276,413
Tribune Co.   3,100  199,756
  983,569
PERIODICALS - 0.6%
Meredith Corp.   4,900  164,456
Playboy Enterprises, Inc. Class B (a)  19,100  233,975
  398,431
TOTAL PUBLISHING   2,126,770
REAL ESTATE - 0.2%
CEMETERY SUBDIVIDERS & DEVELOP - 0.2%
Stewart Enterprises, Inc. Class A  4,900  96,163
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Starwood Hotels & Resorts  3,400  124,100
RESTAURANTS - 2.9%
Cracker Barrel Old Country Store, Inc.   2,100  51,319
Foodmaker, Inc. (a)  4,500  62,156
Logan's Roadhouse, Inc. (a)  100  1,663
McDonald's Corp.   26,200  1,468,838
Outback Steakhouse, Inc. (a)  3,900  117,244
Papa John's International, Inc. (a)  2,500  66,250
Starbucks Corp. (a)  2,600  82,063
  1,849,533

 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE, MISCELLANEOUS - 6.7%
BOOK STORES - RETAIL - 0.2%
Barnes & Noble, Inc. (a)  4,300 $ 116,369
BUILDING MATERIALS - RETAIL - 2.9%
Home Depot, Inc.   46,600  1,794,100
LUMBER & BUILDING MATERIALS - RETAIL - 1.1%
Lowe's Companies, Inc.   20,400  715,275
MAIL ORDER - 0.1%
Williams-Sonoma, Inc. (a)  2,100  53,550
MISCELLANEOUS DURABLE GOODS - WHOLESALE - 0.2%
Action Performance Companies, Inc. (a)  6,300  145,688
MUSIC, TV, & ELECTRONIC STORES - 1.3%
Best Buy Co., Inc. (a)  14,400  567,000
Circuit City Stores, Inc. - Circuit City Group  4,300  132,763
Tandy Corp.   2,500  136,406
  836,169
RETAIL, GENERAL - 0.9%
Bed Bath & Beyond, Inc. (a)  3,700  66,831
Office Depot, Inc. (a)  7,900  201,450
Pier 1 Imports, Inc.   12,700  126,206
Staples, Inc. (a)  7,350  199,369
  593,856
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   4,255,007
SERVICES - 1.6%
BUSINESS SERVICES - 0.4%
Robert Half International, Inc. (a)  3,100  148,800
Snyder Communications, Inc. (a)  3,400  102,425
  251,225
CREDIT REPORTING AGENCIES - 0.2%
Dunn & Bradstreet Corp.   4,300  101,050
GENERAL SERVICES - 0.7%
Service Corp. International  13,600  460,700
MANAGEMENT SERVICES - 0.3%
ServiceMaster Co.   9,850  206,234
TOTAL SERVICES   1,019,209
TEXTILES & APPAREL - 2.3%
APPAREL - 0.8%
Fruit of the Loom, Inc. Class A (a)  3,100  69,556
Kellwood Co.   6,000  160,125
Liz Claiborne, Inc.   10,000  285,000
  514,681
CARPETS & RUGS - 0.4%
Mohawk Industries, Inc. (a)  1,700  45,156
Shaw Industries, Inc.   15,700  237,463
  282,619
FOOTWEAR - 0.3%
NIKE, Inc. Class B  4,600  159,563
MEN'S & BOYS' CLOTHING - 0.4%
Nautica Enterprises, Inc. (a)  7,700  148,706
Pacific Sunwear of California,Inc. (a)  5,550  101,288
  249,994
TEXTILE MILL PRODUCTS - 0.4%
Unifi, Inc.   7,400  164,650
Westpoint Stevens, Inc. Class A (a)  3,400  100,725
  265,375
TOTAL TEXTILES & APPAREL   1,472,232
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TOBACCO - 6.6%
TOBACCO MANUFACTURERS - 6.6%
Philip Morris Companies, Inc.   100,200 $ 4,164,546
TOTAL COMMON STOCKS
 (Cost $63,182,544)   61,271,870
CASH EQUIVALENTS - 2.8%
Taxable Central Cash Fund (b)
 (Cost $1,751,102)  1,751,102  1,751,102
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $64,933,646)  $ 63,022,972

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,850 or 0.1% of net assets.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $72,005,846 and $73,634,057, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $10,408 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $64,951,099 Net unrealized depreciation aggregated $1,928,127, of which $4,711,859 related to appreciated investment securities and $6,639,986 related to depreciated investment securities.

CONSUMER INDUSTRIES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 63,022,972
SECURITIES, AT
VALUE
(COST
$64,933,646
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    5,147,792
INVESTMENTS
SOLD

RECEIVABLE FOR                    266,494
FUND SHARES
SOLD

DIVIDENDS                         58,218
RECEIVABLE

INTEREST                          16,866
RECEIVABLE

REDEMPTION FEES                   1,321
RECEIVABLE

OTHER                             10,390
RECEIVABLES

 TOTAL ASSETS                     68,524,053

LIABILITIES

PAYABLE FOR          $ 65,325
INVESTMENTS
PURCHASED

PAYABLE FOR           1,520,785
FUND SHARES
REDEEMED

ACCRUED               39,390
MANAGEMENT
FEE

OTHER PAYABLES        66,850
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                1,692,350

NET ASSETS                       $ 66,831,703

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 66,278,879

ACCUMULATED                       (68,245)
NET INVESTMENT
LOSS

ACCUMULATED                       2,531,743
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    (1,910,674)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                  $ 66,831,703
2,695,604
SHARES
OUTSTANDING

NET ASSET                         $24.79
VALUE AND
REDEMPTION
PRICE PER
SHARE
($66,831,70
3 (DIVIDED BY)
2,695,604
SHARES)

MAXIMUM                           $25.56
OFFERING PRICE
PER SHARE
(100/97.00
OF $24.79)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                        $ 338,872
INCOME
DIVIDENDS

INTEREST                           133,950

 TOTAL INCOME                      472,822

EXPENSES

MANAGEMENT          $ 235,504
FEE

TRANSFER AGENT       221,685
FEES

ACCOUNTING FEES      40,456
AND EXPENSES

NON-INTERESTED       135
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       11,983
AND EXPENSES

REGISTRATION FEES    19,735

AUDIT                10,269

LEGAL                230

REPORTS TO           8,685
SHAREHOLDERS

 TOTAL EXPENSES      548,682
BEFORE
REDUCTIONS

 EXPENSE             (7,615)       541,067
REDUCTIONS

NET INVESTMENT                     (68,245)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          2,667,043
SECURITIES

 FOREIGN             (935)         2,666,108
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (8,126,514)
SECURITIES

 ASSETS AND          (39)          (8,126,553)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    (5,460,445)

NET INCREASE                      $ (5,528,690)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 173,776
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                    $ 172,846
- RETAINED BY
FDC

 DEFERRED SALES                   $ 113
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 12,533
WITHHELD BY
FSC

 EXPENSE                          $ 7,019
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        596
CREDITS

                                  $ 7,615

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (68,245)        $ (238,907)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       2,666,108         5,217,352
GAIN (LOSS)

 CHANGE IN NET      (8,126,553)       4,912,453
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (5,528,690)       9,890,898
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (1,973,480)       (1,876,813)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               48,407,721        75,182,201
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       1,947,423         1,832,262
OF
DISTRIBUTIONS

 COST OF SHARES     (48,227,152)      (31,326,802)
REDEEMED

 NET INCREASE       2,127,992         45,687,661
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         53,805            58,220
FEES

  TOTAL             (5,320,373)       53,759,966
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       72,152,076        18,392,110
PERIOD

 END OF PERIOD     $ 66,831,703      $ 72,152,076
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$68,245 AND
$0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               1,675,414         3,007,674

 ISSUED IN          69,009            74,511
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (1,690,697)       (1,330,685)

 NET INCREASE       53,726            1,751,500
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                               SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                               ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                               AUGUST 31,
                               1998

SELECTED                       (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,               $ 27.31      $ 20.66       $ 17.84   $ 13.91       $ 15.24       $ 12.97
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                            (.02)        (.22)         (.22)     .08           (.15)         (.20)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                   (1.78)       8.34          2.93      3.97          (.60)         3.84
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                     (1.80)       8.12          2.71      4.05          (.75)         3.64
INVESTMENT
OPERATIONS



LESS
DISTRIBUTIONS

 FROM NET                       -            -             -         (.02)         -             -
INVESTMENT
INCOME

 FROM NET                       (.74)        (1.52)        -         (.01)         (.60)         (1.40)
REALIZED GAIN

 IN EXCESS OF                   -            -             -         (.20)         -             -
NET REALIZED
GAIN

 TOTAL                          (.74)        (1.52)        -         (.23)         (.60)         (1.40)
DISTRIBUTIONS

REDEMPTION FEES                 .02          .05           .11       .11           .02           .03
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,               $ 24.79      $ 27.31       $ 20.66   $ 17.84       $ 13.91       $ 15.24
END OF PERIOD

TOTAL RETURN B, C               (6.85)%      40.36%        15.81%    30.01%        (4.59)%       28.43%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                $ 66,832     $ 72,152      $ 18,392  $ 22,362      $ 20,501      $ 8,374
OF PERIOD
(000 OMITTED)

RATIO OF                        1.34% A      2.01%         2.49%     1.53% E       2.49% E       2.48% E
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                        1.32% A, F   1.97% F       2.44% F   1.48% F       2.49%         2.48%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                    (.17)% A     (.90)%        (1.13)%   .46%          (1.08)%       (1.34)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                       191% A       199%          340%      601%          190%          169%
TURNOVER RATE

AVERAGE                        $ .0260      $ .0273       $ .0355
COMMISSION
RATE G

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE
FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. F FMR OR
THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING
ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE
CHARGED.  THIS AMOUNT
MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


FOOD AND AGRICULTURE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                            PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998                          MONTHS   YEAR    YEARS    YEARS

SELECT FOOD AND AGRICULTURE              -8.03%   6.80%   109.93%  414.37%

SELECT FOOD AND AGRICULTURE (LOAD ADJ.)  -10.86%  3.52%   103.56%  398.86%

S&P 500                                  -8.10%   8.10%   131.21%  382.74%

GS CONSUMER INDUSTRIES                   -8.66%   10.68%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                PAST 1  PAST 5  PAST 10
AUGUST 31, 1998              YEAR    YEARS   YEARS

SELECT FOOD AND AGRICULTURE  6.80%   15.99%  17.80%

SELECT FOOD AND AGRICULTURE  3.52%   15.28%  17.44%
(LOAD ADJ.)

S&P 500                      8.10%   18.25%  17.05%

GS CONSUMER INDUSTRIES       10.68%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Food & Agriculture          S&P 500
             00009                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10089.37                    10426.00
  1988/10/31      10558.91                    10715.84
  1988/11/30      10312.69                    10562.61
  1988/12/31      10576.68                    10747.45
  1989/01/31      11122.16                    11534.17
  1989/02/28      10921.20                    11246.96
  1989/03/31      11334.62                    11509.02
  1989/04/30      11920.30                    12106.34
  1989/05/31      12655.27                    12596.64
  1989/06/30      12903.93                    12524.84
  1989/07/31      14134.84                    13655.84
  1989/08/31      13916.92                    13923.49
  1989/09/30      13975.82                    13866.40
  1989/10/31      13834.47                    13544.70
  1989/11/30      14358.64                    13821.02
  1989/12/31      14687.56                    14152.72
  1990/01/31      13665.93                    13203.07
  1990/02/28      13861.43                    13373.39
  1990/03/31      14460.53                    13727.79
  1990/04/30      14403.78                    13384.59
  1990/05/31      15658.75                    14689.59
  1990/06/30      16166.69                    14589.70
  1990/07/31      16160.32                    14543.01
  1990/08/31      14981.43                    13228.33
  1990/09/30      14503.50                    12584.11
  1990/10/31      14847.61                    12529.99
  1990/11/30      15459.36                    13339.43
  1990/12/31      16057.48                    13711.60
  1991/01/31      16518.33                    14309.43
  1991/02/28      17762.64                    15332.55
  1991/03/31      18631.68                    15703.60
  1991/04/30      18348.58                    15741.29
  1991/05/31      19020.11                    16421.31
  1991/06/30      18236.47                    15669.22
  1991/07/31      18999.67                    16399.40
  1991/08/31      19756.17                    16788.07
  1991/09/30      19408.05                    16507.71
  1991/10/31      19414.74                    16728.91
  1991/11/30      19280.85                    16054.73
  1991/12/31      21531.42                    17891.40
  1992/01/31      21210.47                    17558.62
  1992/02/29      21091.86                    17786.88
  1992/03/31      20624.40                    17440.03
  1992/04/30      20387.17                    17952.77
  1992/05/31      20568.58                    18040.74
  1992/06/30      20343.69                    17771.93
  1992/07/31      21129.46                    18498.80
  1992/08/31      21035.75                    18119.58
  1992/09/30      21388.99                    18333.39
  1992/10/31      21619.67                    18397.56
  1992/11/30      22448.70                    19024.91
  1992/12/31      22828.90                    19258.92
  1993/01/31      22836.28                    19420.70
  1993/02/28      22777.23                    19684.82
  1993/03/31      23397.22                    20100.17
  1993/04/30      22488.75                    19613.74
  1993/05/31      23196.81                    20139.39
  1993/06/30      22965.92                    20197.79
  1993/07/31      22681.16                    20117.00
  1993/08/31      23766.34                    20879.44
  1993/09/30      23689.38                    20718.67
  1993/10/31      24582.16                    21147.54
  1993/11/30      24297.39                    20946.64
  1993/12/31      24841.82                    21200.10
  1994/01/31      25593.13                    21920.90
  1994/02/28      25439.64                    21326.84
  1994/03/31      24252.08                    20396.99
  1994/04/30      23981.10                    20658.07
  1994/05/31      23806.84                    20996.87
  1994/06/30      23989.40                    20482.44
  1994/07/31      24794.30                    21154.27
  1994/08/31      26370.91                    22021.59
  1994/09/30      26420.70                    21482.06
  1994/10/31      26918.58                    21965.41
  1994/11/30      26263.04                    21165.43
  1994/12/31      26355.67                    21479.31
  1995/01/31      27466.75                    22036.27
  1995/02/28      28017.98                    22895.02
  1995/03/31      28655.34                    23570.66
  1995/04/30      29281.64                    24264.81
  1995/05/31      30332.42                    25234.68
  1995/06/30      31050.45                    25820.88
  1995/07/31      31391.95                    26677.10
  1995/08/31      31339.41                    26744.06
  1995/09/30      33799.98                    27872.66
  1995/10/31      33852.52                    27773.15
  1995/11/30      35183.50                    28992.39
  1995/12/31      36012.07                    29550.79
  1996/01/31      37497.30                    30556.70
  1996/02/29      38643.30                    30839.96
  1996/03/31      37992.37                    31136.95
  1996/04/30      37299.82                    31595.90
  1996/05/31      38675.71                    32410.76
  1996/06/30      38713.41                    32534.25
  1996/07/31      38185.67                    31096.88
  1996/08/31      36969.98                    31752.72
  1996/09/30      38223.36                    33539.76
  1996/10/31      38930.16                    34464.79
  1996/11/30      40890.33                    37069.98
  1996/12/31      40819.50                    36335.62
  1997/01/31      42583.97                    38605.87
  1997/02/28      43895.01                    38908.54
  1997/03/31      42751.55                    37309.79
  1997/04/30      44447.69                    39537.19
  1997/05/31      45756.53                    41944.21
  1997/06/30      47276.47                    43823.31
  1997/07/31      48975.84                    47310.33
  1997/08/31      46717.04                    44660.01
  1997/09/30      49524.71                    47106.04
  1997/10/31      48638.08                    45532.69
  1997/11/30      51962.95                    47640.40
  1997/12/31      53202.56                    48458.39
  1998/01/31      51413.21                    48994.34
  1998/02/28      54247.27                    52527.81
  1998/03/31      56325.58                    55217.76
  1998/04/30      54899.47                    55773.25
  1998/05/31      56147.99                    54814.51
  1998/06/30      57325.84                    57041.07
  1998/07/31      55264.61                    56433.58
  1998/08/31      49886.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980923 111432 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Food and Agriculture Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $49,886 - a 398.86% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison - look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                % OF FUND'S
                                INVESTMENTS

PHILIP MORRIS COMPANIES, INC.   8.2

MCDONALD'S CORP.                5.4

SARA LEE CORP.                  4.7

ANHEUSER-BUSCH COMPANIES, INC.  4.6

SAFEWAY, INC.                   4.5

CAMPBELL SOUP CO.               4.0

HEINZ (H.J.) CO.                3.9

COCA-COLA CO. (THE)             3.9

PEPSICO, INC.                   3.9

UNILEVER NV (NY SHARES)         3.1

TOP INDUSTRIES AS OF AUGUST 31, 1998
 FOOD                           13.1%
 GROCERY - RETAIL               12.5%
 SOFT DRINKS                     9.0%
 TOBACCO MANUFACTURERS           8.2%
 GRAIN MILL PRODUCTS             6.6%
 ALL OTHERS                     50.6%
ROW: 1, COL: 1, VALUE: 50.6
ROW: 1, COL: 2, VALUE: 6.6
ROW: 1, COL: 3, VALUE: 8.199999999999999
ROW: 1, COL: 4, VALUE: 9.0
ROW: 1, COL: 5, VALUE: 12.5
ROW: 1, COL: 6, VALUE: 13.1
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS


FOOD AND AGRICULTURE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(Photograph of Scott Offen)

Scott Offen, Portfolio Manager
of Fidelity Select Food
and Agriculture Portfolio
Q. SCOTT, HOW DID THE FUND PERFORM?
A. For the six and 12 months that ended August 31, 1998, the fund had total returns of -8.03% and 6.80%, respectively. During the same six- and 12-month periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning with this period, the fund also compares itself to the Goldman Sachs Consumer Industries Index - an index of 300 stocks designed to measure the performance of companies in the consumer industries sector - which returned -8.66% and 10.68% over the same six- and 12-month periods, respectively.
Q. WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FOOD AND AGRICULTURE SECTOR DURING THE PAST SIX MONTHS?
A. In periods of market volatility like we've seen during the past six months, stocks in this sector generally perform better than other sectors, because consumer nondurable companies such as food and agriculture stocks tend to post steady earnings growth. Since stock prices usually follow earnings, that stability is seen as a relatively safe haven in unstable markets. Yet, as you can see, the performance of the sector proved to be surprisingly disappointing, given the volatility in the market. The main problem was competition and deflation - falling prices - in the packaged food industry that cut into company earnings. Food companies have been unable to raise prices to bolster their earnings. Instead of buying the name brands produced by these food companies, consumers have shifted toward buying lower-priced, private-label or store-brand products, the quality of which has improved dramatically. In addition, food companies, in an attempt to meet ambitious earnings targets, recently cut back on their marketing, advertising and product-development expenditures. Unfortunately, as a result of these cut-backs, the food companies' market position weakened.
Q. WHAT STRATEGY DID YOU PURSUE IN THIS INVESTING CLIMATE?
A. As it became more apparent that food companies would have a hard time meeting earnings estimates, I increased the fund's holdings in supermarket stocks. Retail supermarket chains are strengthening as the industry consolidates. They have pushed their private-label products because they offer a high profit margin, even though they're lower priced. The fund's supermarket investments at the end of the period included Safeway - one of the fund's largest holdings and one of the top contributors to performance because it beat earnings estimates - Albertson's, American Stores and Dominick's.
Q. HOW DID TOBACCO STOCKS FARE DURING THE SIX MONTHS?
A. In general, it was a good period for the stocks. Nearly every court decision on the issue of tobacco company liability during the period favored the industry. In addition, during the period judges dismissed some of the suits brought by states' attorneys general, and Congress and the president appeared to lack the political will to attack such a divisive issue. Philip Morris - the fund's largest holding - proved to be one of the fund's top contributors to performance over the period.
Q. WHICH INDIVIDUAL STOCKS WERE DISAPPOINTMENTS DURING THE PERIOD?
A. The stock price of Sara Lee - one of the fund's largest holdings - fell and was the biggest disappointment. This was one of those instances where it was hard to explain why there was a shift in investor sentiment and a stock-price drop, because Sara Lee's management appeared to do everything right and met earnings expectations. PepsiCo, on the other hand, missed its earnings estimates, leading to a price decline for that stock. Finally, Dole Food was hurt when banana prices didn't rise as much as expected, because banana producers moved more of the fruit into the U.S. market after Russia devalued its currency, thereby depressing prices.
Q. WHAT'S YOUR OUTLOOK?
A. I'm more optimistic about the next six months. I believe the companies have finally realized what to do to start improving their earnings. I also think the earnings outlook for the market in general is quite uncertain and unstable. Given that and the fact that we should see some stability from companies in the sector, I hope the performance will be better going forward.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark) FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 009
TRADING SYMBOL: FDFAX
SIZE: as of August 31, 1998, more than
$191 million
MANAGER: Scott Offen, since 1996; manager,
Fidelity Select Paper and Forest Products
Portfolio, 1993-1996; Fidelity Select
Brokerage and Investment Management
Portfolio, 1990-1993; Fidelity Select Life
Insurance Portfolio, 1988-
1990; joined Fidelity in 1985

FOOD AND AGRICULTURE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 90.6%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 2.7%
CROPS - 2.6%
DEKALB Genetics Corp. Class B  26,200 $ 2,269,575
Delta & Pine Land Co.   14,100  605,419
Pioneer Hi-Bred International, Inc.   61,900  2,089,125
  4,964,119
LIVESTOCK - 0.1%
Michael Foods, Inc.   8,200  202,950
TOTAL AGRICULTURE   5,167,069
BEVERAGES - 14.3%
MALT BEVERAGE - 5.3%
Anheuser-Busch Companies, Inc.   193,800  8,939,025
Coors (Adolph) Co. Class B  29,600  1,221,000
  10,160,025
SOFT DRINKS - 9.0%
Celestial Seasonings, Inc. (a)  12,200  430,050
Coca-Cola Bottling Co. Consolidated  30,700  1,895,725
Coca-Cola Co. (The)  115,800  7,541,475
PepsiCo, Inc.   271,200  7,508,850
  17,376,100
TOTAL BEVERAGES   27,536,125
CHEMICALS & PLASTICS - 0.5%
AGRICULTURAL CHEMICALS - 0.5%
IMC Global, Inc.   48,000  882,000
FOODS - 40.2%
BAKERY PRODUCTS - 1.9%
Earthgrains Co.   24,400  671,000
Flowers Industries, Inc.   106,100  1,889,906
Interstate Bakeries Corp.   35,900  935,644
Lance, Inc.   11,600  214,600
  3,711,150
CANDY - 1.2%
Hershey Foods Corp.   33,800  2,366,000
CANNED SPECIALTIES - 4.0%
Campbell Soup Co.   154,300  7,772,863
COOKIES & CRACKERS - 1.1%
Keebler Foods Co. (a)  53,600  1,383,550
Nabisco Holdings Corp. Class A  15,100  499,244
United Biscuits Holdings PLC (a)  54,555  167,142
  2,049,936
DAIRY - 2.5%
Dean Foods Co.   51,100  2,248,400
Groupe Danone  8,100  2,062,697
Suiza Foods Corp. (a)  11,700  565,988
  4,877,085
FOOD - 13.1%
Chiquita Brands International, Inc.   19,900  222,631
Dole Food, Inc.   68,200  2,949,650
Heinz (H.J.) Co.   141,700  7,554,381
Nestle SA ADR (Reg.)  35,700  3,329,025
Nestle SA (Reg.)  956  1,714,089
Sara Lee Corp.   200,500  9,072,625
Universal Foods Corp.   19,200  405,600
  25,248,001

 SHARES VALUE (NOTE 1)
GENERAL FOOD PREPARATIONS - 1.9%
McCormick & Co., Inc. (non-vtg.)  29,200 $ 848,625
Sysco Corp.   139,400  2,814,138
  3,662,763
GRAIN MILL PRODUCTS - 6.6%
Agribrands International, Inc.   8,400  244,650
Archer-Daniels-Midland Co.   186,359  2,795,385
Corn Products International, Inc. (a)  178,975  4,239,470
Quaker Oats Co.   66,600  3,538,125
Ralston Purina Co.   70,300  1,849,769
  12,667,399
MEAT & FISH - 3.2%
ConAgra, Inc.   124,500  3,081,375
Hormel (George A) & Co.   25,900  713,869
IBP, Inc.   36,300  601,219
Smithfield Foods, Inc. (a)  11,300  206,225
Tyson Foods, Inc.   99,425  1,628,084
  6,230,772
MISCELLANEOUS FOOD PREPS, KINDRED PRODUCTS - 0.5%
American Italian Pasta Co. Series A  34,400  862,150
PACKAGED & FROZEN FOODS - 2.7%
Bestfoods  101,300  5,083,994
POULTRY SLAUGHTER & PROCESSING - 1.0%
Pilgrims Pride Corp.   97,700  1,911,256
SUGAR & CANDIES - 0.5%
Sherwood Brands, Inc. warrants 5/6/03  50,000  15,625
Tootsie Roll Industries, Inc.   2,562  86,468
Wrigley (Wm.) Jr. Co.   10,000  775,000
  877,093
TOTAL FOODS   77,320,462
GROCERY STORES - 12.8%
FOOD STORES - 0.3%
Whole Foods Market, Inc. (a)  13,800  570,975
GROCERY - RETAIL - 12.5%
Albertson's, Inc.   83,600  4,227,025
American Stores Co.   48,000  1,392,000
Dominick's Supermarkets, Inc. (a)  68,300  3,077,769
Hannaford Brothers Co.   18,700  777,219
Kroger Co. (The) (a)  86,300  3,883,500
Meyer (Fred), Inc. (a)  50,900  2,001,006
Safeway, Inc. (a)  221,600  8,725,500
  24,084,019
TOTAL GROCERY STORES   24,654,994
HOLDING COMPANIES - 0.1%
HOLDING COMPANY OFFICES - 0.1%
Triarc Companies, Inc. Class A (a)  19,600  292,775
HOUSEHOLD PRODUCTS - 5.3%
SOAPS & DETERGENTS - 5.3%
Unilever NV (NY Shares)  93,400  5,919,225
Unilever PLC Ord.   500,100  4,377,995
  10,297,220
RESTAURANTS - 5.4%
McDonald's Corp.   186,100  10,433,231
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
MISCELLANEOUS NONDURABLE GOODS - WHOLESALE - 0.2%
AgriBioTech, Inc. (a)  48,400  417,448
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TOBACCO - 9.1%
CIGARETTES - 0.9%
RJR Nabisco Holdings Corp.   79,100 $ 1,715,482
TOBACCO MANUFACTURERS - 8.2%
Philip Morris Companies, Inc.   377,900  15,706,469
TOTAL TOBACCO   17,421,951
TOTAL COMMON STOCKS
 (Cost $166,022,251)   174,423,275
CASH EQUIVALENTS - 9.4%
Taxable Central Cash Fund (b)
 (Cost $18,013,592)  18,013,592  18,013,592
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $184,035,843)  $ 192,436,867

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $83,228,678 and $128,012,049, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $31,235 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $184,374,272. Net unrealized appreciation aggregated $8,062,595, of which $18,265,548 related to appreciated investment securities and $10,202,953 related to depreciated investment securities.

FOOD AND AGRICULTURE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 192,436,867
SECURITIES, AT
VALUE
(COST
$184,035,84
3) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    2,062,784
INVESTMENTS
SOLD

RECEIVABLE FOR                    499,110
FUND SHARES
SOLD

DIVIDENDS                         194,170
RECEIVABLE

INTEREST                          79,060
RECEIVABLE

REDEMPTION FEES                   905
RECEIVABLE

 TOTAL ASSETS                     195,272,896

LIABILITIES

PAYABLE FOR          $ 887,472
INVESTMENTS
PURCHASED

PAYABLE FOR           2,261,809
FUND SHARES
REDEEMED

ACCRUED               104,052
MANAGEMENT
FEE

OTHER PAYABLES        152,899
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                3,406,232

NET ASSETS                       $ 191,866,664

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 170,285,030

UNDISTRIBUTED                     579,986
NET INVESTMENT
INCOME

ACCUMULATED                       12,601,277
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    8,400,371
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                  $ 191,866,664
4,529,595
SHARES
OUTSTANDING

NET ASSET                         $42.36
VALUE AND
REDEMPTION
PRICE PER
SHARE
($191,866,6
64 (DIVIDED BY)
4,529,595
SHARES)

MAXIMUM                           $43.67
OFFERING PRICE
PER SHARE
(100/97.00
OF $42.36)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 1,599,927
INCOME
DIVIDENDS

INTEREST                            531,220
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$33,247)

 TOTAL INCOME                       2,131,147

EXPENSES

MANAGEMENT          $ 693,550
FEE

TRANSFER AGENT       692,661
FEES

ACCOUNTING AND       121,479
SECURITY
LENDING FEES

NON-INTERESTED       493
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       9,424
AND EXPENSES

REGISTRATION FEES    20,543

AUDIT                14,599

LEGAL                759

REPORTS TO           34,063
SHAREHOLDERS

 TOTAL EXPENSES      1,587,571
BEFORE
REDUCTIONS

 EXPENSE             (36,510)       1,551,061
REDUCTIONS

NET INVESTMENT                      580,086
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          13,237,936
SECURITIES

 FOREIGN             (39,017)       13,198,919
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (29,995,206)
SECURITIES

 ASSETS AND          (633)          (29,995,839)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (16,796,920)

NET INCREASE                       $ (16,216,834)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 222,708
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 220,928
- RETAINED BY
FDC

 DEFERRED SALES                    $ 3,734
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 26,618
WITHHELD BY
FSC

 EXPENSE                           $ 36,212
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         298
CREDITS

                                   $ 36,510

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 580,086         $ 1,795,355
NET
INVESTMENT
INCOME

 NET REALIZED       13,198,919        33,786,692
GAIN (LOSS)

 CHANGE IN NET      (29,995,839)      14,339,862
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (16,216,834)      49,921,909
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (240,018)         (2,133,491)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           (13,774,848)      (27,598,622)
REALIZED GAIN

 TOTAL              (14,014,866)      (29,732,113)
DISTRIBUTIONS

SHARE               49,263,257        212,263,562
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       13,747,568        29,301,818
OF
DISTRIBUTIONS

 COST OF SHARES     (91,568,948)      (234,907,260)
REDEEMED

 NET INCREASE       (28,558,123)      6,658,120
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         89,804            296,205
FEES

  TOTAL             (58,700,019)      27,144,121
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       250,566,683       223,422,562
PERIOD

 END OF PERIOD     $ 191,866,664     $ 250,566,683
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$579,986
AND
$367,788,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               1,021,168         4,609,772

 ISSUED IN          282,466           675,395
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (1,907,388)       (5,169,172)

 NET INCREASE       (603,754)         115,995
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                               SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                               ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                               AUGUST 31,
                               1998

SELECTED                       (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,               $ 48.81      $ 44.53       $ 42.15    $ 32.53       $ 31.49       $ 30.86
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                            .12          .33           .42        .37           .15           .09
INVESTMENT
INCOME D

 NET REALIZED                   (3.68)       9.22          4.91       11.61         2.80          3.29
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                     (3.56)       9.55          5.33       11.98         2.95          3.38
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                       (.05)        (.37)         (.24)      (.20)         (.08)         (.06)
INVESTMENT
INCOME

 FROM NET                       (2.86)       (4.95)        (2.77)     (2.20)        (1.85)        (2.70)
REALIZED GAIN

 TOTAL                          (2.91)       (5.32)        (3.01)     (2.40)        (1.93)        (2.76)
DISTRIBUTIONS

REDEMPTION FEES                 .02          .05           .06        .04           .02           .01
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,               $ 42.36      $ 48.81       $ 44.53    $ 42.15       $ 32.53       $ 31.49
END OF PERIOD

TOTAL RETURN B, C               (8.03)%      23.58%        13.59%     37.92%        10.14%        11.69%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                $ 191,867    $ 250,567     $ 223,423  $ 301,102     $ 197,130     $ 95,010
OF PERIOD
(000 OMITTED)

RATIO OF                        1.32% A      1.49%         1.52%      1.43%         1.70%         1.65%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                        1.29% A, E   1.48% E       1.50% E    1.42% E       1.68% E       1.64% E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                    .48% A       .73%          1.01%      .99%          .49%          .29%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO                       76% A        74%           91%        124%          126%          96%
TURNOVER RATE

AVERAGE                        $ .0444      $ .0333       $ .0326
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.


LEISURE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998         MONTHS   YEAR    YEARS    YEARS

SELECT LEISURE          -7.35%   19.40%  109.51%  355.50%

SELECT LEISURE          -10.20%  15.75%  103.15%  341.76%
(LOAD ADJ.)

S&P 500                 -8.10%   8.10%   131.21%  382.74%

GS CONSUMER INDUSTRIES  -8.66%   10.68%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index- a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1  PAST 5  PAST 10
AUGUST 31, 1998         YEAR    YEARS   YEARS

SELECT LEISURE          19.40%  15.94%  16.37%

SELECT LEISURE          15.75%  15.23%  16.02%
(LOAD ADJ.)

S&P 500                 8.10%   18.25%  17.05%

GS CONSUMER INDUSTRIES  10.68%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark) UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Leisure                     S&P 500
             00062                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10374.71                    10426.00
  1988/10/31      10374.71                    10715.84
  1988/11/30       9976.02                    10562.61
  1988/12/31      10571.86                    10747.45
  1989/01/31      11474.39                    11534.17
  1989/02/28      11290.38                    11246.96
  1989/03/31      11820.51                    11509.02
  1989/04/30      12490.83                    12106.34
  1989/05/31      13112.96                    12596.64
  1989/06/30      13237.30                    12524.84
  1989/07/31      14348.16                    13655.84
  1989/08/31      14463.23                    13923.49
  1989/09/30      14556.17                    13866.40
  1989/10/31      13507.27                    13544.70
  1989/11/30      13666.60                    13821.02
  1989/12/31      13871.11                    14152.72
  1990/01/31      12188.91                    13203.07
  1990/02/28      12080.83                    13373.39
  1990/03/31      12174.81                    13727.79
  1990/04/30      11700.22                    13384.59
  1990/05/31      12668.19                    14689.59
  1990/06/30      12522.53                    14589.70
  1990/07/31      12090.23                    14543.01
  1990/08/31      10694.66                    13228.33
  1990/09/30       9679.70                    12584.11
  1990/10/31       9566.93                    12529.99
  1990/11/30      10328.15                    13339.43
  1990/12/31      10779.86                    13711.60
  1991/01/31      11382.70                    14309.43
  1991/02/28      12256.10                    15332.55
  1991/03/31      12460.21                    15703.60
  1991/04/30      12493.44                    15741.29
  1991/05/31      12925.39                    16421.31
  1991/06/30      12199.14                    15669.22
  1991/07/31      12782.99                    16399.40
  1991/08/31      12915.90                    16788.07
  1991/09/30      13248.17                    16507.71
  1991/10/31      13646.90                    16728.91
  1991/11/30      12991.85                    16054.73
  1991/12/31      14330.43                    17891.40
  1992/01/31      14653.21                    17558.62
  1992/02/29      15165.86                    17786.88
  1992/03/31      14857.32                    17440.03
  1992/04/30      15023.46                    17952.77
  1992/05/31      15113.64                    18040.74
  1992/06/30      14881.05                    17771.93
  1992/07/31      14952.26                    18498.80
  1992/08/31      14738.65                    18119.58
  1992/09/30      15028.20                    18333.39
  1992/10/31      15142.13                    18397.56
  1992/11/30      16172.17                    19024.91
  1992/12/31      16656.34                    19258.92
  1993/01/31      17069.30                    19420.70
  1993/02/28      16979.12                    19684.82
  1993/03/31      17862.01                    20100.17
  1993/04/30      17459.47                    19613.74
  1993/05/31      18713.63                    20139.39
  1993/06/30      19217.26                    20197.79
  1993/07/31      19730.78                    20117.00
  1993/08/31      21088.63                    20879.44
  1993/09/30      22140.34                    20718.67
  1993/10/31      23364.88                    21147.54
  1993/11/30      22495.85                    20946.64
  1993/12/31      23244.53                    21200.10
  1994/01/31      23486.13                    21920.90
  1994/02/28      23285.65                    21326.84
  1994/03/31      21877.21                    20396.99
  1994/04/30      21921.31                    20658.07
  1994/05/31      21689.31                    20996.87
  1994/06/30      20772.62                    20482.44
  1994/07/31      21576.14                    21154.27
  1994/08/31      22436.24                    22021.59
  1994/09/30      22430.58                    21482.06
  1994/10/31      22351.36                    21965.41
  1994/11/30      21395.06                    21165.43
  1994/12/31      21655.36                    21479.31
  1995/01/31      22051.46                    22036.27
  1995/02/28      23036.05                    22895.02
  1995/03/31      23641.52                    23570.66
  1995/04/30      23850.96                    24264.81
  1995/05/31      24312.48                    25234.68
  1995/06/30      25252.62                    25820.88
  1995/07/31      27007.54                    26677.10
  1995/08/31      27873.61                    26744.06
  1995/09/30      27919.19                    27872.66
  1995/10/31      26574.51                    27773.15
  1995/11/30      27440.57                    28992.39
  1995/12/31      27493.16                    29550.79
  1996/01/31      27900.65                    30556.70
  1996/02/29      29396.92                    30839.96
  1996/03/31      29543.36                    31136.95
  1996/04/30      30756.38                    31595.90
  1996/05/31      32018.38                    32410.76
  1996/06/30      31894.78                    32534.25
  1996/07/31      29604.97                    31096.88
  1996/08/31      30340.05                    31752.72
  1996/09/30      31816.72                    33539.76
  1996/10/31      30945.03                    34464.79
  1996/11/30      31823.22                    37069.98
  1996/12/31      31178.70                    36335.62
  1997/01/31      32566.38                    38605.87
  1997/02/28      32376.84                    38908.54
  1997/03/31      31178.70                    37309.79
  1997/04/30      31472.53                    39537.19
  1997/05/31      34422.86                    41944.21
  1997/06/30      35780.72                    43823.31
  1997/07/31      37607.79                    47310.33
  1997/08/31      37003.51                    44660.01
  1997/09/30      41084.20                    47106.04
  1997/10/31      40451.48                    45532.69
  1997/11/30      42079.49                    47640.40
  1997/12/31      44052.26                    48458.39
  1998/01/31      44289.55                    48994.34
  1998/02/28      47688.19                    52527.81
  1998/03/31      51017.95                    55217.76
  1998/04/30      51848.62                    55773.25
  1998/05/31      50556.71                    54814.51
  1998/06/30      54252.36                    57041.07
  1998/07/31      53485.04                    56433.58
  1998/08/31      44176.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980923 100939 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Leisure Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $44,176 - a 341.76% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                      % OF FUND'S
                                      INVESTMENTS

MICROSOFT CORP.                       5.6

TIME WARNER, INC.                     5.3

CBS CORP.                             4.9

MCDONALD'S CORP.                      3.4

INTERPUBLIC GROUP OF COMPANIES, INC.  2.9

MEDIAONE GROUP, INC.                  2.8

TELE-COMMUNICATIONS, INC.             2.6
 (LIBERTY MEDIA GROUP), SERIES A

AMERICA ONLINE, INC.                  2.3

DISNEY (WALT) CO.                     2.2

GANNETT CO., INC.                     2.1

TOP INDUSTRIES AS OF AUGUST 31, 1998
CABLE TV OPERATORS                14.4%
MOTION PICTURE PRODUCTION          8.8%
TELEVISION BROADCASTING            6.3%
PREPACKAGED COMPUTER
SOFTWARE                           5.6%
ADVERTISING AGENCIES 5.4%
ALL OTHERS 59.5%
ROW: 1, COL: 1, VALUE: 59.5
ROW: 1, COL: 2, VALUE: 5.4
ROW: 1, COL: 3, VALUE: 5.6
ROW: 1, COL: 4, VALUE: 6.3
ROW: 1, COL: 5, VALUE: 8.800000000000001
ROW: 1, COL: 6, VALUE: 14.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
LEISURE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Jeffrey Dorsey)

Jeffrey Dorsey,
Portfolio Manager
of Fidelity Select
Leisure Portfolio

Q. HOW DID THE FUND PERFORM, JEFF?
A. For the six- and 12 -month periods ending August 31, 1998, the fund had total returns of -7.35% and 19.40%, respectively. This compared favorably with the Standard & Poor's 500 Index's returns of -8.10% and 8.10% for the same periods. Beginning this period, the fund also compares itself to the Goldman Sachs Consumer Industries Index - an index of 300 stocks designed to measure the performance of companies in the consumer industries sector - which returned -8.66% and 10.68% over the same six- and 12- month periods, respectively.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. I focused on buying those stocks that would be less affected by the continuing Asian crisis. That led me to increase the fund's weighting in media, entertainment and cable companies, while reducing gaming. I also reduced the fund's holdings in newspapers, restaurant and lodging stocks, due to their weakening fundamentals, with the latter area reacting very negatively to a potential economic downturn. Additionally, I beefed up the fund's weighting in large-cap stocks, which worked out well, given the marked underperformance of small-cap stocks during the period.
Q. YOU'VE GOT SOME NEW TOP 10 HOLDINGS IN THE FUND: CBS, MCDONALD'S AND INTERPUBLIC GROUP . . .
A. CBS is a company with great radio and outdoor advertising businesses, and it's in the process of turning around its television station operation, showing strong growth there. Investors have focused myopically on the CBS television network operations, which contribute negligible profit to the overall operations, while overlooking the tremendous value in the company's other areas. McDonald's, another new top 10 holding, went through a change in management earlier this year, and has re-focused on cutting overhead, restructuring its operations and developing new products. Interpublic, an ad agency, has shown tremendous growth, which is complemented by its very vigorous acquisition activity. Though this company has some exposure to Asian and Latin American markets, it has managed that exposure quite well.
Q. WHICH STOCKS PERFORMED WELL?
A. The strongest performers included Time Warner, Viacom and America Online. Time Warner and Viacom have been reducing debt, increasing their cash flows and generally benefiting from economies of scale, while focusing on returns of capital. As Americans spend more of their leisure time on-line, America Online has reaped the benefits. It also has one of the best brand names and business models in its industry. Cable providers such as MediaOne also performed well, putting significant resources into upgrading systems. Outdoor Systems, a billboard advertising company, has benefited from strong advertising activity and demonstrated some of the best growth characteristics in the ad industry.
Q. WHICH STOCKS WERE DISAPPOINTMENTS?
A. As I mentioned earlier, although CBS had shown strong growth in its broadcasting stations, investors continued their focus on its network business, which performed poorly. Radio now accounts for over 65% of CBS's cash flow. Disney did not meet Wall Street's earnings estimates in June, as its exposure to Asian economies and the poor showing of its ABC network continued to hurt performance. As the high-yield bond market weakened, a number of highly leveraged companies were hurt in the stock market. Chancellor Media's high debt levels were, therefore, a deterrent to investors, given a potential economic downturn. In recessions, investors would tend to shun companies with high debt loads.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. We're seeing the latter stages of lengthy economic growth, and I believe that there will be a downturn at some point. At this point, the outlook for leisure stocks appears fairly positive from my bottom-up, company-by-company perspective. Clearly, the international scene is a concern, and if problems in that arena cause domestic economic growth to falter, that could cause problems for leisure companies. If the economy weakens, I will find ways to position the fund more defensively. However, through varying conditions, my goal is to find companies with strong growth, and then purchase their stocks at a reasonable price.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: MAY 8, 1984
FUND NUMBER: 062
TRADING SYMBOL: FDLSX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$239 MILLION

MANAGER: JEFFREY DORSEY, SINCE JANUARY 1998;
MANAGER, FIDELITY SELECT MULTIMEDIA PORTFOLIO,
SINCE 1997; ANALYST, FIXED-INCOME SECURITIES,
1991-1997; JOINED FIDELITY IN 1991

LEISURE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.5%
 SHARES VALUE (NOTE 1)
ADVERTISING - 7.5%
ADVERTISING - 1.7%
Outdoor Systems, Inc. (a)   169,700 $ 3,945,525
ADVERTISING AGENCIES - 5.4%
Interpublic Group of Companies, Inc.   120,400  6,862,800
Omnicom Group, Inc.   77,300  3,681,400
WPP Group PLC  232,100  1,198,597
WPP Group PLC ADR  22,800  1,239,750
Young & Rubicam, Inc. (a)   300  9,169
  12,991,716
OUTDOOR ADVERTISING SERVICES - 0.4%
Lamar Advertising Co. Class A (a)  28,500  926,250
TOTAL ADVERTISING   17,863,491
APPAREL STORES - 4.4%
FAMILY CLOTHING STORES - 1.0%
Abercrombie & Fitch Co. Class A (a)  55,115  2,369,945
GENERAL APPAREL STORES - 3.1%
Gap, Inc.   78,200  3,993,088
Limited, Inc. (The)  74,100  1,546,838
TJX Companies, Inc.   84,200  1,878,713
  7,418,639
SHOE STORES - 0.3%
Payless ShoeSource, Inc. (a)   19,000  781,375
TOTAL APPAREL STORES   10,569,959
BEVERAGES - 4.2%
DISTILLED & BLENDED LIQUOR - 1.4%
Seagram Co. Ltd.   104,800  3,273,956
MALT BEVERAGE - 2.8%
Anheuser-Busch Companies, Inc.   106,900  4,930,763
Coors (Adolph) Co. Class B  41,700  1,720,125
  6,650,888
TOTAL BEVERAGES   9,924,844
BROADCASTING - 26.2%
CABLE TV OPERATORS - 14.4%
Cablevision Systems Corp. Class A (a)  10,200  345,525
Comcast Corp. Class A special  87,600  3,274,050
Cox Communications, Inc. Class A (a)  105,300  4,422,600
MediaOne Group, Inc. (a)   163,100  6,687,100
TCA Cable TV, Inc.   71,300  1,639,900
Tele-Communications, Inc. (TCI Group),
 Series A (a)  129,800  4,283,400
Time Warner, Inc.   155,825  12,524,434
USA Networks, Inc. (a)   60,100  1,179,463
  34,356,472
COMMUNICATIONS SERVICES, NEC - 0.4%
PanAmSat Corp. (a)  21,500  911,063
RADIO BROADCASTING - 5.1%
Chancellor Media Corp. (a)   124,100  4,428,819
Clear Channel Communications, Inc. (a)   103,324  4,649,580
Jacor Communications, Inc. Class A (a)  52,000  3,068,000
  12,146,399
TELEVISION BROADCASTING - 6.3%
CBS Corp.   449,217  11,679,642
Scripps (EW) Co. Class A  16,400  773,875

 SHARES VALUE (NOTE 1)
Sinclair Broadcast Group, Inc.
 Class A (a)  116,300 $ 1,868,069
Young Broadcasting, Inc. Class A (a)  13,800  713,288
  15,034,874
TOTAL BROADCASTING   62,448,808
COMPUTER SERVICES & SOFTWARE - 8.4%
COMPUTER RELATED SERVICES, NEC - 0.2%
CNET, Inc. (a)   10,400  405,600
COMPUTER SERVICES - 2.6%
America Online, Inc.   67,100  5,498,006
At Home Corp., Series A (a)  15,000  427,500
SportsLine USA, Inc.   19,600  389,550
  6,315,056
PREPACKAGED COMPUTER SOFTWARE - 5.6%
Microsoft Corp. (a)   139,200  13,354,500
TOTAL COMPUTER SERVICES & SOFTWARE   20,075,156
ENTERTAINMENT - 14.8%
AMUSEMENT - 1.2%
SFX Entertainment, Inc. Class A (a)  88,200  2,767,275
AMUSEMENT & RECREATIONAL SERVICES - 0.7%
IMAX Corp. (a)  89,400  1,553,172
CRUISES - 1.8%
Carnival Corp.  81,900  2,364,863
Royal Carribean Cruises Ltd.   80,500  1,952,125
  4,316,988
MOTION PICTURE DISTRIBUTION - 1.8%
Viacom, Inc. Class B (non-vtg.) (a)  88,300  4,381,888
MOTION PICTURE PRODUCTION - 8.8%
Disney (Walt) Co.   187,256  5,137,837
King World Productions, Inc. (a)   191,900  4,029,900
News Corp. Ltd.:
 ADR  46,200  1,111,688
 sponsored ADR (ltd. vtg.)  145,400  3,053,400
Tele-Communications, Inc. (a):
 (Liberty Media Group), Series A  189,900  6,207,356
 (TCI Ventures Group), Series A  85,600  1,423,100
  20,963,281
RECREATIONAL SERVICES - 0.5%
Premier Parks, Inc. (a)   75,300  1,223,625
TOTAL ENTERTAINMENT   35,206,229
GENERAL MERCHANDISE STORES - 1.0%
DEPARTMENT STORES - 0.2%
Stein Mart, Inc. (a)   58,600  520,075
VARIETY STORES - 0.8%
Consolidated Stores Corp. (a)   28,500  897,750
Dollar Tree Stores (a)  26,500  768,500
Michaels Stores, Inc. (a)   13,400  314,900
  1,981,150
TOTAL GENERAL MERCHANDISE STORES   2,501,225
HOME FURNISHINGS - 0.3%
FURNITURE - 0.3%
Stanley Furniture Co, Inc. (a)  33,500  670,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HOUSEHOLD PRODUCTS - 1.5%
COSMETICS - 1.5%
Avon Products, Inc.   42,100 $ 2,647,038
Revlon, Inc. Class A (a)  28,100  1,013,356
  3,660,394
LEASING & RENTAL - 0.6%
VIDEO TAPE RENTAL - 0.6%
Hollywood Entertainment Corp.   129,900  1,339,594
LEISURE DURABLES & TOYS - 1.7%
MOTORCYCLES - 0.7%
Harley-Davidson, Inc.   55,100  1,697,769
TOYS & GAMES - 1.0%
Mattel, Inc.   72,500  2,347,188
TOTAL LEISURE DURABLES & TOYS   4,044,957
LODGING & GAMING - 1.3%
HOTELS, MOTELS, & TOURIST COURTS - 1.3%
Harrah's Entertainment, Inc. (a)   74,300  1,072,706
Promus Hotel Corp. (a)  33,800  1,039,350
Sun International Hotels Ltd. Ord. (a)   27,100  1,021,331
  3,133,387
PHOTOGRAPHIC EQUIPMENT - 1.7%
Eastman Kodak Co.   50,800  3,968,750
PRINTING - 1.1%
COMMERCIAL PRINTING, NEC - 1.1%
Donnelley (R.R.) & Sons Co.   37,700  1,366,625
Valassis Communications, Inc. (a)   41,200  1,228,275
  2,594,900
PUBLISHING - 9.2%
BOOK PUBLISHING & PRINTING - 2.5%
Harcourt General, Inc.   48,200  2,340,713
McGraw-Hill Companies, Inc.   35,400  2,699,250
Reader's Digest Association, Inc.
 (The) Class A (non-vtg.)  44,700  877,238
  5,917,201
GENERAL PUBLISHING - 0.1%
R.H. Donnelley Corp.  10,980  144,799
GREETING CARDS - 0.2%
American Greetings Corp. Class A  16,400  600,650
NEWSPAPERS - 5.2%
Belo (A.H.) Corp. Class A  33,000  610,500
Gannett Co., Inc.   83,900  4,950,100
Harte Hanks Communications, Inc.   35,200  772,200
Times Mirror Co. Class A  68,200  3,900,188
Tribune Co.   33,300  2,145,769
  12,378,757
PERIODICALS - 1.2%
Meredith Corp.   14,200  476,588
Playboy Enterprises, Inc. Class B (a)  187,600  2,298,100
  2,774,688
TOTAL PUBLISHING   21,816,095
REAL ESTATE - 0.0%
REAL ESTATE AGENTS - 0.0%
ResortQuest International, Inc. (a)   2,900  33,350

 SHARES VALUE (NOTE 1)
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Starwood Hotels & Resorts  40,300 $ 1,470,950
RESTAURANTS - 5.4%
Cracker Barrel Old Country Store, Inc.   15,900  388,556
McDonald's Corp.   144,600  8,106,638
Papa John's International, Inc. (a)   10,000  265,000
PJ America, Inc. (a)   47,500  676,875
Starbucks Corp. (a)   110,200  3,478,188
  12,915,257
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
MISCELLANEOUS DURABLE GOODS - WHOLESALE - 0.6%
Action Performance Companies, Inc. (a)   55,900  1,292,688
MUSIC, TV, & ELECTRICAL STORES - 0.4%
Musicland Stores Corp. (a)   100,700  944,063
PAINT, VARNISH & SUPPLIES - WHOLESALE - 0.1%
Finish Line, Inc. Class A (a)  32,700  282,038
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   2,518,789
SERVICES - 0.7%
BUSINESS SERVICES - 0.2%
Snyder Communications, Inc. (a)   15,000  451,875
CREDIT REPORTING AGENCIES - 0.5%
Dunn & Bradstreet Corp.   50,800  1,193,800
TOTAL SERVICES   1,645,675
TEXTILES & APPAREL - 1.8%
APPAREL - 0.9%
Kellwood Co.   44,100  1,176,919
Warnaco Group, Inc. Class A  35,000  953,750
  2,130,669
FOOTWEAR - 0.9%
NIKE, Inc. Class B  65,600  2,275,500
TOTAL TEXTILES & APPAREL   4,406,169
TOTAL COMMON STOCKS
 (Cost $228,966,409)   222,807,979
CASH EQUIVALENTS - 6.5%
Taxable Central Cash Fund (b)
 (Cost $15,478,861)  15,478,861  15,478,861
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $244,445,270)  $ 238,286,840

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $190,003,687 and $171,582,098, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $48,644 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $244,619,230. Net unrealized depreciation aggregated $6,332,390, of which $23,451,875 related to appreciated investment securities and $29,784,265 related to depreciated investment securities.

LEISURE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 238,286,840
SECURITIES, AT
VALUE
(COST
$244,445,27
0) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    6,591,119
INVESTMENTS
SOLD

RECEIVABLE FOR                    535,283
FUND SHARES
SOLD

DIVIDENDS                         229,233
RECEIVABLE

INTEREST                          62,448
RECEIVABLE

REDEMPTION FEES                   6,563
RECEIVABLE

OTHER                             49,491
RECEIVABLES

 TOTAL ASSETS                     245,760,977

LIABILITIES

PAYABLE TO           $ 33,489
CUSTODIAN
BANK

PAYABLE FOR           5,847,190
FUND SHARES
REDEEMED

ACCRUED               145,449
MANAGEMENT
FEE

OTHER PAYABLES        182,491
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                6,208,619

NET ASSETS                       $ 239,552,358

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 226,383,509

ACCUMULATED                       (496,785)
NET INVESTMENT
LOSS

ACCUMULATED                       19,825,129
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    (6,159,495)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                  $ 239,552,358
4,245,144
SHARES
OUTSTANDING

NET ASSET                         $56.43
VALUE AND
REDEMPTION
PRICE PER
SHARE
($239,552,3
58 (DIVIDED BY)
4,245,144
SHARES)

MAXIMUM                           $58.18
OFFERING PRICE
PER SHARE
(100/97.00
OF $56.43)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 762,786
INCOME
DIVIDENDS

INTEREST                            649,719

 TOTAL INCOME                       1,412,505

EXPENSES

MANAGEMENT          $ 897,802
FEE

TRANSFER AGENT       792,750
FEES

ACCOUNTING FEES      153,221
AND EXPENSES

NON-INTERESTED       634
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       7,236
AND EXPENSES

REGISTRATION FEES    52,553

AUDIT                13,296

LEGAL                868

REPORTS TO           29,889
SHAREHOLDERS

 TOTAL EXPENSES      1,948,249
BEFORE
REDUCTIONS

 EXPENSE             (38,959)       1,909,290
REDUCTIONS

NET INVESTMENT                      (496,785)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          20,123,970
SECURITIES

 FOREIGN             6,098          20,130,068
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (41,968,047)
SECURITIES

 ASSETS AND          (937)          (41,968,984)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (21,838,916)

NET INCREASE                       $ (22,335,701)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 671,150
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 662,403
- RETAINED BY
FDC

 DEFERRED SALES                    $ 4,945
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 39,975
WITHHELD BY
FSC

 EXPENSE                           $ 37,661
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         1,298
CREDITS

                                   $ 38,959

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (496,785)       $ (652,887)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       20,130,068        27,572,262
GAIN (LOSS)

 CHANGE IN NET      (41,968,984)      29,426,716
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (22,335,701)      56,346,091
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (6,719,596)       (19,896,472)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               191,781,949       221,739,781
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       6,637,059         19,641,349
OF
DISTRIBUTIONS

 COST OF SHARES     (187,217,388)     (118,975,901)
REDEEMED

 NET INCREASE       11,201,620        122,405,229
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         207,518           210,283
FEES

  TOTAL             (17,646,159)      159,065,131
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       257,198,517       98,133,386
PERIOD

 END OF PERIOD     $ 239,552,358     $ 257,198,517
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$496,785
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               2,835,432         3,893,810

 ISSUED IN          99,912            374,739
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (2,818,421)       (2,192,054)

 NET INCREASE       116,923           2,076,495
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                               SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                               ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                               AUGUST 31,
                               1998

SELECTED                       (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,               $ 62.30      $ 47.83       $ 46.17   $ 40.71       $ 45.30       $ 35.77
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                            (.11)        (.25)         (.06) G   (.21)         (.21)         (.29)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                   (4.29)       21.10         4.47      10.97         (.48)         12.98
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                     (4.40)       20.85         4.41      10.76         (.69)         12.69
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                       (1.52)       (6.46)        (2.83)    (5.32)        (3.93)        (3.26)
REALIZED GAIN

REDEMPTION FEES                 .05          .08           .08       .02           .03           .10
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,               $ 56.43      $ 62.30       $ 47.83   $ 46.17       $ 40.71       $ 45.30
END OF PERIOD

TOTAL RETURN B, C               (7.35)%      47.29%        10.14%    27.61%        (1.07)%       37.14%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                $ 239,552    $ 257,199     $ 98,133  $ 85,013      $ 69,569      $ 105,833
OF PERIOD
(000 OMITTED)

RATIO OF                        1.25% A      1.44%         1.56%     1.64%         1.64%         1.55%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                        1.23% A, E   1.39% E       1.54% E   1.63% E       1.62% E       1.53% E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                    (.32)% A     (.46)%        (.12)%    (.46)%        (.52)%        (.69)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                       123% A       209%          127%      141%          103%          170%
TURNOVER RATE

AVERAGE                        $ .0396      $ .0396       $ .0370
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER. G INVESTMENT
INCOME (LOSS) PER SHARE
REFLECTS A SPECIAL DIVIDEND
WHICH AMOUNTED TO $.23
PER SHARE.


MULTIMEDIA PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6  PAST 1  PAST 5   PAST 10
AUGUST 31, 1998         MONTHS  YEAR    YEARS    YEARS

SELECT MULTIMEDIA       -4.36%  16.15%  101.57%  381.51%

SELECT MULTIMEDIA       -7.30%  12.59%  95.45%   366.99%
(LOAD ADJ.)

S&P 500                 -8.10%  8.10%   131.21%  382.74%

GS CONSUMER INDUSTRIES  -8.66%  10.68%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1  PAST 5  PAST 10
AUGUST 31, 1998         YEAR    YEARS   YEARS

SELECT MULTIMEDIA       16.15%  15.05%  17.02%

SELECT MULTIMEDIA       12.59%  14.34%  16.66%
(LOAD ADJ.)

S&P 500                 8.10%   18.25%  17.05%

GS CONSUMER INDUSTRIES  10.68%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark) UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Multimedia                  S&P 500
             00503                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10310.37                    10426.00
  1988/10/31      10425.85                    10715.84
  1988/11/30      10343.37                    10562.61
  1988/12/31      10993.30                    10747.45
  1989/01/31      12306.06                    11534.17
  1989/02/28      12280.65                    11246.96
  1989/03/31      12856.57                    11509.02
  1989/04/30      13720.45                    12106.34
  1989/05/31      14381.07                    12596.64
  1989/06/30      14675.54                    12524.84
  1989/07/31      15791.97                    13655.84
  1989/08/31      15774.92                    13923.49
  1989/09/30      15527.78                    13866.40
  1989/10/31      14479.52                    13544.70
  1989/11/30      14564.75                    13821.02
  1989/12/31      14570.92                    14152.72
  1990/01/31      12636.11                    13203.07
  1990/02/28      12316.96                    13373.39
  1990/03/31      12197.28                    13727.79
  1990/04/30      11618.83                    13384.59
  1990/05/31      12725.86                    14689.59
  1990/06/30      12616.16                    14589.70
  1990/07/31      11918.03                    14543.01
  1990/08/31      10372.18                    13228.33
  1990/09/30       9484.56                    12584.11
  1990/10/31       9075.66                    12529.99
  1990/11/30      10013.14                    13339.43
  1990/12/31      10751.16                    13711.60
  1991/01/31      11329.61                    14309.43
  1991/02/28      12167.36                    15332.55
  1991/03/31      12496.48                    15703.60
  1991/04/30      12925.33                    15741.29
  1991/05/31      12995.14                    16421.31
  1991/06/30      11967.90                    15669.22
  1991/07/31      12416.69                    16399.40
  1991/08/31      12805.65                    16788.07
  1991/09/30      13583.56                    16507.71
  1991/10/31      14271.72                    16728.91
  1991/11/30      13294.34                    16054.73
  1991/12/31      14820.25                    17891.40
  1992/01/31      15209.20                    17558.62
  1992/02/29      16056.93                    17786.88
  1992/03/31      15648.03                    17440.03
  1992/04/30      15887.38                    17952.77
  1992/05/31      16126.74                    18040.74
  1992/06/30      16186.58                    17771.93
  1992/07/31      16226.47                    18498.80
  1992/08/31      16007.06                    18119.58
  1992/09/30      15907.33                    18333.39
  1992/10/31      16166.64                    18397.56
  1992/11/30      17343.48                    19024.91
  1992/12/31      18006.31                    19258.92
  1993/01/31      18370.07                    19420.70
  1993/02/28      18450.91                    19684.82
  1993/03/31      19178.44                    20100.17
  1993/04/30      18682.48                    19613.74
  1993/05/31      19956.05                    20139.39
  1993/06/30      20582.57                    20197.79
  1993/07/31      21352.88                    20117.00
  1993/08/31      23170.80                    20879.44
  1993/09/30      23725.42                    20718.67
  1993/10/31      25502.26                    21147.54
  1993/11/30      23837.96                    20946.64
  1993/12/31      24852.40                    21200.10
  1994/01/31      25206.83                    21920.90
  1994/02/28      24883.67                    21326.84
  1994/03/31      23361.67                    20396.99
  1994/04/30      23373.00                    20658.07
  1994/05/31      24232.56                    20996.87
  1994/06/30      23690.92                    20482.44
  1994/07/31      24267.89                    21154.27
  1994/08/31      25727.96                    22021.59
  1994/09/30      25551.34                    21482.06
  1994/10/31      26128.31                    21965.41
  1994/11/30      25304.07                    21165.43
  1994/12/31      25847.37                    21479.31
  1995/01/31      26139.57                    22036.27
  1995/02/28      27210.96                    22895.02
  1995/03/31      28939.80                    23570.66
  1995/04/30      29609.42                    24264.81
  1995/05/31      29767.70                    25234.68
  1995/06/30      30912.14                    25820.88
  1995/07/31      32738.38                    26677.10
  1995/08/31      33773.25                    26744.06
  1995/09/30      34735.07                    27872.66
  1995/10/31      33712.37                    27773.15
  1995/11/30      35015.09                    28992.39
  1995/12/31      34550.92                    29550.79
  1996/01/31      34762.32                    30556.70
  1996/02/29      35911.82                    30839.96
  1996/03/31      35436.17                    31136.95
  1996/04/30      37085.82                    31595.90
  1996/05/31      38317.50                    32410.76
  1996/06/30      36544.42                    32534.25
  1996/07/31      33065.93                    31096.88
  1996/08/31      34297.62                    31752.72
  1996/09/30      36476.75                    33539.76
  1996/10/31      35448.09                    34464.79
  1996/11/30      36097.77                    37069.98
  1996/12/31      34921.84                    36335.62
  1997/01/31      34742.89                    38605.87
  1997/02/28      34288.64                    38908.54
  1997/03/31      32623.08                    37309.79
  1997/04/30      33351.54                    39537.19
  1997/05/31      36535.93                    41944.21
  1997/06/30      38931.27                    43823.31
  1997/07/31      41016.62                    47310.33
  1997/08/31      40213.48                    44660.01
  1997/09/30      43468.32                    47106.04
  1997/10/31      42073.39                    45532.69
  1997/11/30      43468.32                    47640.40
  1997/12/31      45722.51                    48458.39
  1998/01/31      46056.99                    48994.34
  1998/02/28      48834.66                    52527.81
  1998/03/31      52266.76                    55217.76
  1998/04/30      53500.33                    55773.25
  1998/05/31      52030.11                    54814.51
  1998/06/30      55558.63                    57041.07
  1998/07/31      56224.09                    56433.58
  1998/08/31      46698.89                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980903 151603 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Multimedia Portfolio on August 31, 1988 and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $46,699 - a 366.99% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                                 % OF FUND'S
                                                 INVESTMENTS

CBS CORP.                                        6.6

TIME WARNER, INC.                                5.3

MEDIAONE GROUP, INC.                             5.3

TELE-COMMUNICATIONS, INC. (TCI GROUP), SERIES A  4.1

INTERPUBLIC GROUP OF COMPANIES, INC.             3.8

VIACOM, INC. CLASS B (NON-VTG.)                  3.8

CLEAR CHANNEL COMMUNICATIONS, INC.               3.1

TIMES MIRROR CO. CLASS A                         3.0

TELE-COMMUNICATIONS, INC.                        3.0
(LIBERTY MEDIA GROUP), SERIES A

COX COMMUNICATIONS, INC. CLASS A                 2.9

TOP INDUSTRIES AS OF AUGUST 31, 1998
7.7
CABLE TV OPERATORS         23.8%
MOTION PICTURE PRODUCTION   9.9%
NEWSPAPERS                  9.0%
TELEVISION BROADCASTING     8.7%
ADVERTISING AGENCIES        7.7%
ALL OTHERS                 40.9%
ROW: 1, COL: 1, VALUE: 40.9
ROW: 1, COL: 2, VALUE: 7.7
ROW: 1, COL: 3, VALUE: 8.699999999999999
ROW: 1, COL: 4, VALUE: 9.0
ROW: 1, COL: 5, VALUE: 9.9
ROW: 1, COL: 6, VALUE: 23.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
MULTIMEDIA PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Jeffrey Dorsey)
Jeffrey Dorsey,
Portfolio Manager
of Fidelity Select
Multimedia Portfolio
Q. JEFF, HOW DID THE FUND PERFORM?
A. Relatively well. For the six months that ended on August 31, 1998, the fund had a total return of -4.36%, outperforming the Standard & Poor's 500 Index's return of -8.10%. For the 12 months that ended on August 31, 1998, the fund returned 16.15%, also outperforming the S&P 500 index's return of 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Consumer Industries Index - an index of 300 stocks designed to measure the performance of companies in the consumer industries sector - which returned -8.66% and 10.68% over the same six- and 12-month periods, respectively.
Q. WHAT WAS YOUR STRATEGY DURING THE SIX-MONTH PERIOD, AND HOW DID IT AFFECT PERFORMANCE?
A. First, I continued to increase the fund's investments in cable stocks. The spike upward in cable valuations during the period, boosted by merger and acquisition activity, helped the fund's performance. While I built up the fund's positions in cable, I trimmed them in publishing and newspaper stocks, which delivered rather sluggish performance during the most recent six-month period. I decided to cut back on newspaper companies, believing their strong performance in recent years was unsustainable, based on increasing newsprint costs and declining help-wanted ad trends. Finally, the addition of more large-capitalization stocks helped the fund.
Q. WHAT WAS BEHIND THE SUCCESS OF THE CABLE PROVIDERS?
A. Cable operators have been upgrading their systems to provide more viewing choices and variety in programming for their customers. This industry has done well since 1996, when deregulation was enacted, and is now in a very strong position. I increased the fund's position in cable stocks, including MediaOne and TCI Group earlier in the period, and they've done well. When cable systems are fully upgraded, these companies will be able to provide customers with Internet access through cable at greater speeds, along with telephony. On the programming side, cable networks have become very effective niche players, giving them an advantage in attracting advertising, thereby enabling them to raise advertising prices and increase revenues.
Q. WHICH STOCKS PERFORMED WELL?
A. The strongest performers included Time Warner and Viacom. These entertainment companies have been reducing debt, growing their cash flows at double-digit rates, benefiting from economies of scale and focusing on returns of capital. Cable providers such as Cox Communications and radio company advertiser Clear Channel Communications also performed well.
Q. WHICH STOCKS PERFORMED POORLY?
A. My biggest disappointment was publisher Harcourt General. This company has a very strong earnings record and is building up its core business, yet the market has not recognized these achievements. Harcourt has been growing rapidly in the "distance learning" business, one of the big growth areas in education. CBS also disappointed because the market has been focused solely on the network programming end of its businesses, while its other businesses have performed well.
Q. WHAT'S YOUR OUTLOOK?
A. I'm still optimistic about media stocks, at least for the next six months. We're seeing the latter stages of a long period of economic growth and I believe there will be a downturn at some point. At this point, the outlook for multimedia stocks appears strong, from my bottom-up outlook. I anticipate continued strong advertising growth, a positive factor for most companies held by the fund. Clearly, the international scene is a concern and, if problems in that arena cause domestic economic growth to falter significantly, that could cause problems for the fund. Most of these companies are economically sensitive and have one element in common: they're affected by advertising activity. If the economy weakens, I will work to position the fund more defensively. However, through varying economic conditions, my goal is to find companies with strong growth and to purchase their stocks at a reasonable price.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 503
TRADING SYMBOL: FBMPX
SIZE: as of August 31, 1998, more than
$105 million
MANAGER: Jeffrey Dorsey, since 1997; manager,
Fidelity Select Leisure Portfolio, since January
1998; analyst, fixed-income securities,
1991-1997; joined Fidelity in 1991

MULTIMEDIA PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.1%
 SHARES VALUE (NOTE 1)
ADVERTISING - 9.6%
ADVERTISING - 1.5%
Outdoor Systems, Inc. (a)  68,300 $ 1,587,975
ADVERTISING AGENCIES - 7.7%
ADVO, Inc. (a)  13,300  330,838
Interpublic Group of Companies, Inc.   71,000  4,047,000
Omnicom Group, Inc.   60,400  2,876,550
WPP Group PLC  171,100  883,577
Young & Rubicam, Inc. (a)  300  9,169
  8,147,134
OUTDOOR ADVERTISING SERVICES - 0.4%
Lamar Advertising Co. Class A (a)  14,500  471,250
TOTAL ADVERTISING   10,206,359
BEVERAGES - 0.7%
DISTILLED & BLENDED LIQUOR - 0.7%
Seagram Co. Ltd.   24,000  749,761
BROADCASTING - 41.0%
CABLE TV OPERATORS - 23.8%
Adelphia Communications Class A (a)  6,000  207,000
Cablevision Systems Corp. Class A (a)  18,600  630,075
Comcast Corp. Class A special  72,300  2,702,213
Cox Communications, Inc. Class A (a)  73,300  3,078,600
MediaOne Group, Inc. (a)  136,300  5,588,300
TCA Cable TV, Inc.   100,500  2,311,500
Tele-Communications International, Inc.,
 Series A (a)  11,900  246,925
Tele-Communications, Inc. (TCI Group),
 Series A (a)  130,405  4,303,365
Time Warner, Inc.   69,537  5,589,036
USA Networks, Inc. (a)  29,900  586,788
  25,243,802
COMMUNICATIONS SERVICES, NEC - 1.8%
CD Radio, Inc. (a)  6,000  90,750
MovieFone, Inc. Class A (a)  11,800  72,275
PanAmSat Corp. (a)  41,500  1,758,563
  1,921,588
RADIO BROADCASTING - 6.7%
Chancellor Media Corp. (a)  45,300  1,616,644
Clear Channel Communications, Inc. (a)  72,800  3,276,000
Jacor Communications, Inc. Class A (a)  37,600  2,218,400
  7,111,044
TELEVISION BROADCASTING - 8.7%
CBS Corp.   268,950  6,992,700
Nielsen Media Research  27,700  249,300
Scripps (EW) Co. Class A  27,900  1,316,531
Sinclair Broadcast Group, Inc. Class A (a) 21,200  340,525
Westwood One, Inc. (a)  9,900  191,194
Young Broadcasting, Inc. Class A (a)  3,600  186,075
  9,276,325
TOTAL BROADCASTING   43,552,759
COMPUTER SERVICES & SOFTWARE - 0.1%
COMPUTER SERVICES - 0.1%
FactSet Research Systems, Inc. (a)  3,600  116,100
ELECTRICAL EQUIPMENT - 0.6%
TV & RADIO COMMUNICATION EQUIPMENT - 0.6%
Loral Space & Communications Ltd. (a)  42,700  677,863

 SHARES VALUE (NOTE 1)
ENTERTAINMENT - 14.7%
AMUSEMENT - 0.4%
SFX Entertainment, Inc. Class A (a)  13,700 $ 429,838
MOTION PICTURE DISTRIBUTION - 3.8%
Viacom, Inc. Class B (non-vtg.) (a)  81,100  4,024,588
MOTION PICTURE PRODUCTION - 9.9%
Disney (Walt) Co.   84,700  2,323,956
King World Productions, Inc. (a)  69,700  1,463,700
News Corp. Ltd. ADR  32,000  770,000
Tele-Communications, Inc. (Liberty Media
 Group), Series A (a)  97,100  3,173,956
Tele-Communications, Inc. (TCI Ventures
 Group), Series A (a)  168,200  2,796,325
  10,527,937
MOVIE THEATERS - 0.3%
Loews Cineplex Entertainment Corp. (a)  28,400  246,248
RECREATIONAL SERVICES - 0.3%
Premier Parks, Inc. (a)  19,900  323,375
TOTAL ENTERTAINMENT   15,551,986
PRINTING - 2.5%
COMMERCIAL PRINTING, LITHOGRAPHIC - 0.3%
Consolidated Graphics, Inc. (a)  7,000  350,438
COMMERCIAL PRINTING - 0.2%
Big Flower Holdings, Inc. (a)  7,500  158,438
COMMERCIAL PRINTING, NEC - 2.0%
Donnelley (R.R.) & Sons Co.   40,000  1,450,000
Valassis Communications, Inc. (a)  24,200  721,463
  2,171,463
TOTAL PRINTING   2,680,339
PUBLISHING - 15.5%
BOOK PUBLISHING & PRINTING - 3.9%
Harcourt General, Inc.   27,600  1,340,325
McGraw-Hill Companies, Inc.   29,900  2,279,875
Reader's Digest Association, Inc. (The)
 Class A (non-vtg.)  28,300  555,388
  4,175,588
GENERAL PUBLISHING - 0.1%
R H Donnelley Corp  11,860  156,404
NEWSPAPERS - 9.0%
Belo (A.H.) Corp. Class A  35,700  660,450
Central Newspapers, Inc. Class A  11,000  682,000
Dow Jones & Co., Inc.   6,800  338,725
Gannett Co., Inc.   26,200  1,545,800
Harte Hanks Communicatons, Inc.   44,500  976,219
Times Mirror Co. Class A  56,500  3,231,094
Tribune Co.   32,300  2,081,331
  9,515,619
PERIODICALS - 2.5%
Meredith Corp.   21,400  718,238
Playboy Enterprises, Inc. Class B (a)  154,400  1,891,400
  2,609,638
TOTAL PUBLISHING   16,457,249
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 2.5%
BUSINESS SERVICES - 0.5%
Catalina Marketing Corp. (a)  5,200 $ 218,725
Snyder Communications, Inc. (a)  8,800  265,100
  483,825
COMMERCIAL, ECONOMIC, SOCIOLOGICAL &
EDUCATIONAL RESEARCH - 0.5%
ACNielsen Corp. (a)  28,300  567,769
CREDIT REPORTING AGENCIES - 1.5%
Dunn & Bradstreet Corp.   69,300  1,628,550
TOTAL SERVICES   2,680,144
TELEPHONE SERVICES - 5.9%
AT&T Corp.   51,900  2,601,488
Qwest Communications International, Inc. (a) 16,224  405,600
Tel-Save Holdings, Inc. (a)  18,700  280,500
WorldCom, Inc. (a)  71,300  2,918,844
  6,206,432
TOTAL COMMON STOCKS
 (Cost $97,366,225)   98,878,992
CASH EQUIVALENTS - 6.9%
Taxable Central Cash Fund (b)
 (Cost $7,354,396)  7,354,396  7,354,396
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $104,720,621)  $ 106,233,388
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $83,314,614 and $83,605,819, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $22,980 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $104,745,284. Net unrealized appreciation aggregated $1,488,104, of which $10,696,194 related to appreciated investment securities and $9,208,090 related to depreciated investment securities.

MULTIMEDIA PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 106,233,388
SECURITIES, AT
VALUE
(COST
$104,720,62
1) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    2,875,905
INVESTMENTS
SOLD

RECEIVABLE FOR                    469,602
FUND SHARES
SOLD

DIVIDENDS                         86,832
RECEIVABLE

INTEREST                          25,183
RECEIVABLE

REDEMPTION FEES                   6,722
RECEIVABLE

OTHER                             10,560
RECEIVABLES

 TOTAL ASSETS                     109,708,192

LIABILITIES

PAYABLE TO           $ 313,206
CUSTODIAN
BANK

PAYABLE FOR           3,324,251
FUND SHARES
REDEEMED

ACCRUED               68,720
MANAGEMENT
FEE

OTHER PAYABLES        101,959
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                3,808,136

NET ASSETS                       $ 105,900,056

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 102,823,992

ACCUMULATED                       (333,354)
NET INVESTMENT
LOSS

ACCUMULATED                       1,896,681
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    1,512,737
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                  $ 105,900,056
3,508,477
SHARES
OUTSTANDING

NET ASSET                         $30.18
VALUE AND
REDEMPTION
PRICE PER
SHARE
($105,900,0
56 (DIVIDED BY)
3,508,477
SHARES)

MAXIMUM                           $31.11
OFFERING PRICE
PER SHARE
(100/97.00
OF $30.18)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                        $ 311,311
INCOME
DIVIDENDS

INTEREST                           273,486

 TOTAL INCOME                      584,797

EXPENSES

MANAGEMENT          $ 401,890
FEE

TRANSFER AGENT       414,970
FEES

ACCOUNTING FEES      68,758
AND EXPENSES

NON-INTERESTED       231
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       7,196
AND EXPENSES

REGISTRATION FEES    15,595

AUDIT                10,754

LEGAL                299

REPORTS TO           17,804
SHAREHOLDERS

 TOTAL EXPENSES      937,497
BEFORE
REDUCTIONS

 EXPENSE             (20,882)      916,615
REDUCTIONS

NET INVESTMENT                     (331,818)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          1,944,300
SECURITIES

 FOREIGN             6,032         1,950,332
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (9,426,996)
SECURITIES

 ASSETS AND          (30)          (9,427,026)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    (7,476,694)

NET INCREASE                      $ (7,808,512)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 412,758
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                    $ 410,817
- RETAINED BY
FDC

 DEFERRED SALES                   $ 758
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 26,453
WITHHELD BY
FSC

 EXPENSE                          $ 19,987
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        895
CREDITS

                                  $ 20,882

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (331,818)       $ (345,513)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       1,950,332         11,157,423
GAIN (LOSS)

 CHANGE IN NET      (9,427,026)       11,000,546
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (7,808,512)       21,812,456
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (7,953,921)       (2,764,701)
SHAREHOLDERS
FROM NET
REALIZED GAINS

SHARE               106,099,418       123,445,992
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       7,877,661         2,725,416
OF
DISTRIBUTIONS

 COST OF SHARES     (108,038,587)     (84,022,531)
REDEEMED

 NET INCREASE       5,938,492         42,148,877
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         239,151           117,385
FEES

  TOTAL             (9,584,790)       61,314,017
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       115,484,846       54,170,829
PERIOD

 END OF PERIOD     $ 105,900,056     $ 115,484,846
(INCLUDING
ACCUMULATE
D NET
INVESTMENT
LOSS OF
$333,354
AND
$1,536,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               2,957,985         4,033,610

 ISSUED IN          230,813           101,335
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (3,119,815)       (2,869,891)

 NET INCREASE       68,983            1,265,054
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                              SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                              ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                              AUGUST 31,
                              1998

SELECTED                      (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,              $ 33.58      $ 24.91       $ 27.18   $ 22.35       $ 23.87       $ 18.26
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                           (.08)        (.17)         .35 E     .02           (.01)         (.10)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                  (1.19)       10.30         (1.58)    7.00          1.67          6.28
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                    (1.27)       10.13         (1.23)    7.02          1.66          6.18
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                      -            -             -         (.02)         -             -
INVESTMENT
INCOME

 FROM NET                      (2.19)       (1.52)        (1.07)    (2.19)        (3.21)        (.65)
REALIZED GAIN

 TOTAL                         (2.19)       (1.52)        (1.07)    (2.21)        (3.21)        (.65)
DISTRIBUTIONS

REDEMPTION FEES                .06          .06           .03       .02           .03           .08
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,              $ 30.18      $ 33.58       $ 24.91   $ 27.18       $ 22.35       $ 23.87
END OF PERIOD

TOTAL RETURN B, C              (4.36)%      42.42%        (4.52)%   31.98%        9.35%         34.86%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END               $ 105,900    $ 115,485     $ 54,171  $ 94,970      $ 38,157      $ 49,177
OF PERIOD
(000 OMITTED)

RATIO OF                       1.34% A      1.75%         1.60%     1.56%         2.05%         1.66%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                       1.31% A, F   1.71% F       1.56% F   1.54% F       2.03% F       1.63% F
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                   (.48)% A     (.59)%        1.33%     .08%          (.07)%        (.42)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                      133% A       219%          99%       223%          107%          340%
TURNOVER RATE

AVERAGE                       $ .0326      $ .0363       $ .0400
COMMISSION
RATE G

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E INVESTMENT
INCOME PER SHARE REFLECTS A
SPECIAL DIVIDEND WHICH
AMOUNTED TO $.49 PER
SHARE. F FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). G FOR
FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


RETAILING PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6  PAST 1  PAST 5   PAST 10
AUGUST 31, 1998         MONTHS  YEAR    YEARS    YEARS

SELECT RETAILING        -3.14%  20.62%  108.06%  499.29%

SELECT RETAILING        -6.12%  16.93%  101.74%  481.24%
(LOAD ADJ.)

S&P 500                 -8.10%  8.10%   131.21%  382.74%

GS CONSUMER INDUSTRIES  -8.66%  10.68%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Consumer Industries Index - a market capitalization-weighted index of 300 stocks designed to measure the performance of companies in the consumer industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1  PAST 5  PAST 10
AUGUST 31, 1998         YEAR    YEARS   YEARS

SELECT RETAILING        20.62%  15.78%  19.61%

SELECT RETAILING        16.93%  15.07%  19.24%
(LOAD ADJ.)

S&P 500                 8.10%   18.25%  17.05%

GS CONSUMER INDUSTRIES  10.68%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Retailing                   S&P 500
             00046                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10269.64                    10426.00
  1988/10/31      10486.27                    10715.84
  1988/11/30      10341.85                    10562.61
  1988/12/31      10394.05                    10747.45
  1989/01/31      10908.05                    11534.17
  1989/02/28      10761.19                    11246.96
  1989/03/31      11275.18                    11509.02
  1989/04/30      11911.55                    12106.34
  1989/05/31      12735.57                    12596.64
  1989/06/30      12508.85                    12524.84
  1989/07/31      13517.62                    13655.84
  1989/08/31      14173.33                    13923.49
  1989/09/30      14139.70                    13866.40
  1989/10/31      13458.78                    13544.70
  1989/11/30      13542.84                    13821.02
  1989/12/31      13463.52                    14152.72
  1990/01/31      12411.99                    13203.07
  1990/02/28      12844.39                    13373.39
  1990/03/31      13895.92                    13727.79
  1990/04/30      13699.37                    13384.59
  1990/05/31      15527.27                    14689.59
  1990/06/30      15330.72                    14589.70
  1990/07/31      14701.77                    14543.01
  1990/08/31      12588.88                    13228.33
  1990/09/30      11183.56                    12584.11
  1990/10/31      10662.71                    12529.99
  1990/11/30      12117.16                    13339.43
  1990/12/31      12786.20                    13711.60
  1991/01/31      14027.38                    14309.43
  1991/02/28      15327.67                    15332.55
  1991/03/31      16923.49                    15703.60
  1991/04/30      17159.90                    15741.29
  1991/05/31      18588.25                    16421.31
  1991/06/30      17997.21                    15669.22
  1991/07/31      19149.74                    16399.40
  1991/08/31      20164.36                    16788.07
  1991/09/30      19947.65                    16507.71
  1991/10/31      19573.32                    16728.91
  1991/11/30      19199.00                    16054.73
  1991/12/31      21497.84                    17891.40
  1992/01/31      22689.92                    17558.62
  1992/02/29      23780.98                    17786.88
  1992/03/31      23306.16                    17440.03
  1992/04/30      22356.54                    17952.77
  1992/05/31      22821.25                    18040.74
  1992/06/30      21755.98                    17771.93
  1992/07/31      22723.84                    18498.80
  1992/08/31      22208.35                    18119.58
  1992/09/30      22871.13                    18333.39
  1992/10/31      24438.65                    18397.56
  1992/11/30      26290.23                    19024.91
  1992/12/31      26243.76                    19258.92
  1993/01/31      26424.83                    19420.70
  1993/02/28      25423.64                    19684.82
  1993/03/31      27383.41                    20100.17
  1993/04/30      25811.66                    19613.74
  1993/05/31      27241.40                    20139.39
  1993/06/30      26586.56                    20197.79
  1993/07/31      26717.52                    20117.00
  1993/08/31      27939.90                    20879.44
  1993/09/30      28791.19                    20718.67
  1993/10/31      29238.66                    21147.54
  1993/11/30      29522.43                    20946.64
  1993/12/31      29663.73                    21200.10
  1994/01/31      28342.20                    21920.90
  1994/02/28      29392.35                    21326.84
  1994/03/31      28778.78                    20396.99
  1994/04/30      29651.93                    20658.07
  1994/05/31      28188.81                    20996.87
  1994/06/30      27952.82                    20482.44
  1994/07/31      28424.79                    21154.27
  1994/08/31      30230.10                    22021.59
  1994/09/30      29640.13                    21482.06
  1994/10/31      29769.93                    21965.41
  1994/11/30      28731.58                    21165.43
  1994/12/31      28177.01                    21479.31
  1995/01/31      27952.82                    22036.27
  1995/02/28      28212.40                    22895.02
  1995/03/31      28530.99                    23570.66
  1995/04/30      27421.84                    24264.81
  1995/05/31      27905.62                    25234.68
  1995/06/30      29687.33                    25820.88
  1995/07/31      31504.44                    26677.10
  1995/08/31      31067.86                    26744.06
  1995/09/30      32000.02                    27872.66
  1995/10/31      30572.29                    27773.15
  1995/11/30      32106.21                    28992.39
  1995/12/31      31551.64                    29550.79
  1996/01/31      30631.28                    30556.70
  1996/02/29      32884.97                    30839.96
  1996/03/31      35327.45                    31136.95
  1996/04/30      37392.35                    31595.90
  1996/05/31      39185.86                    32410.76
  1996/06/30      38489.70                    32534.25
  1996/07/31      34808.28                    31096.88
  1996/08/31      38100.31                    31752.72
  1996/09/30      39469.05                    33539.76
  1996/10/31      38690.29                    34464.79
  1996/11/30      40177.01                    37069.98
  1996/12/31      38133.48                    36335.62
  1997/01/31      37956.06                    38605.87
  1997/02/28      39328.11                    38908.54
  1997/03/31      39824.89                    37309.79
  1997/04/30      40436.48                    39537.19
  1997/05/31      42313.08                    41944.21
  1997/06/30      45002.47                    43823.31
  1997/07/31      49867.28                    47310.33
  1997/08/31      48193.88                    44660.01
  1997/09/30      51313.57                    47106.04
  1997/10/31      51026.70                    45532.69
  1997/11/30      54744.04                    47640.40
  1997/12/31      54044.73                    48458.39
  1998/01/31      54980.26                    48994.34
  1998/02/28      60017.72                    52527.81
  1998/03/31      64143.64                    55217.76
  1998/04/30      63890.82                    55773.25
  1998/05/31      64996.57                    54814.51
  1998/06/30      68581.17                    57041.07
  1998/07/31      66673.44                    56433.58
  1998/08/31      58124.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980923 113232 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Retailing Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $58,124 - a 481.24% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                   % OF FUND'S
                                   INVESTMENTS

FEDERATED DEPARTMENT STORES, INC.  8.6

WAL-MART STORES, INC.              6.7

CVS CORP.                          6.5

HOME DEPOT, INC.                   6.1

SAFEWAY, INC.                      4.9

PROFFITTS, INC.                    4.8

MCDONALD'S CORP.                   4.7

GAP, INC.                          4.2

DAYTON HUDSON CORP.                3.9

SEARS, ROEBUCK & CO.               3.6

TOP INDUSTRIES AS OF AUGUST 31, 1998
 DEPARTMENT STORES 21.1%
 DRUG STORES 12.2%
 GROCERY-RETAIL 11.5%
 GENERAL MERCHANDISE STORES 11.4%
 GENERAL APPAREL STORES 9.0%
 ALL OTHERS 34.8%
ROW: 1, COL: 1, VALUE: 34.8
ROW: 1, COL: 2, VALUE: 9.0
ROW: 1, COL: 3, VALUE: 11.4
ROW: 1, COL: 4, VALUE: 11.5
ROW: 1, COL: 5, VALUE: 12.2
ROW: 1, COL: 6, VALUE: 21.1
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
RETAILING PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Ramin Arani)

Ramin Arani,
Portfolio Manager
of Fidelity Select
Retailing Portfolio
Q.  HOW DID THE FUND PERFORM, RAMIN?
A. During the six-month period ending August 31, 1998, the fund posted a total return of -3.14% outperforming the Standard & Poor's 500 Index, which returned -8.10% for the same period. For the 12-month period that ended August 31, 1998, the fund returned 20.62%, while the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Consumer Industries Index - an index of 300 stocks designed to measure the performance of companies in the consumer industries sector - which returned -8.66% and 10.68% over the same six- and 12-month periods, respectively.
Q.  WHY DID THE FUND OUTPERFORM THE INDEXES?
A. Retail stocks performed relatively well even during the recent market volatility for a number of reasons. First, the economy was strong over the past year and solid consumer spending and product demand were positives for the sector. More importantly, management at many retail companies increasingly focused on improving return on investment capital through enhanced inventory management and increased scrutiny of capital expenditures. Earnings and stock prices benefited as a result. Finally, the fund was overweighted in home-improvement and discount stores such as Home Depot and Wal-Mart relative to the indexes. Wal-Mart is probably the epitome of a retail company that has increasingly focused on its returns, and its earnings growth has accelerated. Home Depot's stock price also benefited from several successful initiatives aimed at improving sales, earnings and returns on investment capital.
Q.  WERE THERE ANY OTHER FACTORS THAT CONTRIBUTED TO THE FUND'S
PERFORMANCE?
A. I have increased the fund's holdings in supermarket and drug store chains. In the case of the supermarkets, we have started to see increased consolidation activity. For example, Albertson's bought American Stores, Safeway made a small acquisition, Dominick's Supermarkets announced that it hired investment bankers to seek strategic alliances and Fred Meyer made several acquisitions over the past several months. Typically, those acquisitions end up helping earnings because large cost savings can be realized through consolidation. As far as the drug-store chains, their fundamental business outlook appears positive and as a rule, they tend to be less sensitive to economic cycles. These two factors have supported these stocks during periods of concern about domestic economic growth.
Q.  WHAT STOCKS OR SECTORS DETRACTED FROM PERFORMANCE?
A. Consolidated Stores made an acquisition, but it has taken longer than expected to achieve benefits from that acquisition. J.C. Penney is another holding that has struggled because of its inability to execute on business initiatives and its overall market strategy.
Q. IN AUGUST, THE FUND WAS DOWN APPROXIMATELY 13%. IS THIS DECLINE A FACTOR OF THE GENERAL MARKET DECLINE, WEAK INVESTOR CONFIDENCE OR POOR FUNDAMENTALS FOR THE RETAIL SECTOR?
A. Toward the end of the period, there were many concerns and fears in the market about both the sustainability of economic growth in the U.S. and the impact of global economic difficulties on corporate earnings. Clearly, this investor uncertainty has had a negative impact on the overall market and the retail sector. The problem, however, is that while there are many economic indicators I can analyze to get a better idea of what consumer demand will look like in the months ahead, these indicators will not tell us which companies will outperform others in the sector. While the outlook for the economy and consumer demand do have an impact on my investment decisions, I continue to focus on bottom-up research before I purchase any holding for the fund. Based on our research, I believe the fundamental business outlook for many retail companies is strong, and I will position the fund to benefit from those companies with solid growth prospects.
Q.  HOW DOES THE ENVIRONMENT LOOK FOR RETAIL STOCKS OVER THE NEXT SIX
MONTHS?
A. I would not be surprised if we continue to see volatility and weak investor sentiment in the broader markets and the retail sector over the short term. However, when macroeconomic concerns start to calm down and investors return their focus to companies with strong growth prospects, I believe retail companies can perform well and outperform the broader markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: DECEMBER 16, 1985
FUND NUMBER: 046
TRADING SYMBOL: FSRPX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$206 MILLION
MANAGER: RAMIN ARANI, SINCE 1997; EQUITY
RESEARCH ASSOCIATE, DEFENSE ELECTRONICS INDUSTRY
AND REAL ESTATE INVESTMENT TRUSTS, 1992-1996;
JOINED FIDELITY IN 1992

RETAILING PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.9%
 SHARES VALUE (NOTE 1)
APPAREL STORES - 10.6%
FAMILY CLOTHING STORES - 1.1%
Abercrombie & Fitch Co. Class A (a)  44,201 $ 1,900,643
Stage Stores, Inc. (a)  33,800  352,788
  2,253,431
GENERAL APPAREL STORES - 9.0%
Gap, Inc.   172,050  8,785,303
Limited, Inc. (The)  160,300  3,346,263
Saks Holdings, Inc. (a)  46,800  979,875
TJX Companies, Inc.   265,300  5,919,506
  19,030,947
WOMEN'S CLOTHING STORES - 0.5%
AnnTaylor Stores Corp. (a)  42,900  1,043,006
TOTAL APPAREL STORES   22,327,384
COMPUTER SERVICES & SOFTWARE - 0.2%
COMPUTER & SOFTWARE STORES - 0.2%
CompUSA, Inc. (a)  38,700  459,563
DRUG STORES - 12.2%
CVS Corp.   378,674  13,774,267
Duane Reade, Inc. (a)  100  3,738
Rite Aid Corp.   124,500  4,505,344
Walgreen Co.   194,900  7,503,650
  25,786,999
GENERAL MERCHANDISE STORES - 37.0%
DEPARTMENT STORES - 21.1%
Federated Department Stores, Inc. (a)  415,900  18,117,644
Nordstrom, Inc.   72,400  2,167,475
Penney (J.C.) Co., Inc.   129,200  6,403,475
Proffitts, Inc. (a)  398,229  10,154,840
Sears, Roebuck & Co.   169,200  7,688,025
  44,531,459
GENERAL MERCHANDISE STORES - 11.4%
Dayton Hudson Corp.   227,200  8,179,200
Kmart Corp. (a)  138,800  1,769,700
Wal-Mart Stores, Inc.   241,500  14,188,125
  24,137,025
VARIETY STORES - 4.5%
Consolidated Stores Corp. (a)  108,558  3,419,577
Costco Companies, Inc. (a)  107,800  5,073,338
Dollar Tree Stores, Inc. (a)  32,900  954,100
  9,447,015
TOTAL GENERAL MERCHANDISE STORES   78,115,499
GROCERY STORES - 11.5%
GROCERY - RETAIL - 11.5%
Albertson's, Inc.   101,600  5,137,150
Dominick's Supermarkets, Inc. (a)  11,900  536,244
Kroger Co. (The) (a)  81,200  3,654,000
Meyer (Fred), Inc. (a)  116,380  4,575,189
Safeway, Inc. (a)  263,274  10,366,414
  24,268,997
MEDICAL EQUIPMENT & SUPPLIES - 1.5%
DRUG DISTRIBUTORS - WHOLESALE - 1.5%
McKesson Corp.   42,800  3,210,000
RESTAURANTS - 5.1%
McDonald's Corp.   178,500  10,007,156
Starbucks Corp. (a)  22,600  713,313
  10,720,469

 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE, MISCELLANEOUS - 15.7%
BUILDING MATERIALS - RETAIL - 6.1%
Home Depot, Inc.   336,100 $ 12,939,845
LUMBER & BUILDING MATERIALS - RETAIL - 3.0%
Lowe's Companies, Inc.   183,700  6,440,981
MUSIC, TV, & ELECTRONIC STORES - 3.1%
Best Buy Co., Inc. (a)  64,000  2,520,000
Circuit City Stores, Inc. -
 Circuit City Group  51,100  1,577,713
Tandy Corp.   43,600  2,378,925
  6,476,638
RETAIL, GENERAL - 3.5%
Bed Bath & Beyond, Inc. (a)  79,800  1,441,388
Office Depot, Inc. (a)  115,400  2,942,700
Staples, Inc. (a)  107,300  2,910,513
  7,294,601
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   33,152,065
TEXTILES & APPAREL - 0.1%
APPAREL - 0.1%
Liz Claiborne, Inc.   1,700  48,450
Polo Ralph Lauren Corp. Class A (a)  300  6,581
  55,031
TOTAL COMMON STOCKS
 (Cost $193,848,499)   198,096,007
CASH EQUIVALENTS - 6.1%
Taxable Central Cash Fund (b)
 (Cost $12,946,124)  12,946,124  12,946,124
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $206,794,623)  $ 211,042,131
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $326,275,431 and $294,048,314, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $122,665 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the interfund lending program as a borrower. The maximum loan and average daily loan balances during the period for which the loans were outstanding amounted to $24,920,000 and $21,329,714, respectively. The weighted average interest rate was 5.79%. Interest expense includes $24,017 paid under the interfund lending program (see Note 5 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
The fund participated in the bank borrowing program. The maximum loan and average daily loan balances during the period for which loans were outstanding amounted to $13,350,000 and $6,603,083, respectively. The weighted average interest rate was 5.85%. Interest expense includes $12,876 paid under the bank borrowing program (see Note 7 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $207,859,965. Net unrealized appreciation aggregated $3,182,166, of which $22,784,707 related to appreciated investment securities and $19,602,541 related to depreciated investment securities.

RETAILING PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 211,042,131
SECURITIES, AT
VALUE
(COST
$206,794,62
3) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      7,614,899
INVESTMENTS
SOLD

RECEIVABLE FOR                      4,029,039
FUND SHARES
SOLD

DIVIDENDS                           111,338
RECEIVABLE

INTEREST                            19,803
RECEIVABLE

REDEMPTION FEES                     25,765
RECEIVABLE

OTHER                               41,306
RECEIVABLES

 TOTAL ASSETS                       222,884,281

LIABILITIES

PAYABLE FOR          $ 15,674,651
FUND SHARES
REDEEMED

ACCRUED               125,791
MANAGEMENT
FEE

OTHER PAYABLES        164,130
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  15,964,572

NET ASSETS                         $ 206,919,709

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 199,886,208

ACCUMULATED                         (657,278)
NET INVESTMENT
LOSS

ACCUMULATED                         3,443,271
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS

NET UNREALIZED                      4,247,508
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                    $ 206,919,709
4,325,221
SHARES
OUTSTANDING

NET ASSET                           $47.84
VALUE AND
REDEMPTION
PRICE PER
SHARE
($206,919,7
09 (DIVIDED BY)
4,325,221
SHARES)

MAXIMUM                             $49.32
OFFERING PRICE
PER SHARE
(100/97.00
OF $47.84)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                      $ 651,135
INCOME
DIVIDENDS

INTEREST                         492,316
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$719)

 TOTAL INCOME                    1,143,451

EXPENSES

MANAGEMENT          $ 855,791
FEE

TRANSFER AGENT       673,346
FEES

ACCOUNTING AND       146,134
SECURITY
LENDING FEES

NON-INTERESTED       597
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       10,418
AND EXPENSES

REGISTRATION FEES    96,876

AUDIT                12,779

LEGAL                772

INTEREST             36,893

REPORTS TO           26,454
SHAREHOLDERS

 TOTAL EXPENSES      1,860,060
BEFORE
REDUCTIONS

 EXPENSE             (59,331)    1,800,729
REDUCTIONS

NET INVESTMENT                   (657,278)
INCOME (LOSS)

REALIZED AND                     5,320,923
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS)
ON INVESTMENT
SECURITIES

CHANGE IN NET                    (17,101,491)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                  (11,780,568)

NET INCREASE                    $ (12,437,846)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                           $ 787,511
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                  $ 784,938
- RETAINED BY
FDC

 DEFERRED SALES                 $ 1,203
CHARGES
WITHHELD
  BY FDC

 EXCHANGE FEES                  $ 103,410
WITHHELD BY
FSC

 EXPENSE                        $ 59,325
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                      6
CREDITS

                                $ 59,331

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (657,278)       $ (1,019,153)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       5,320,923         6,177,469
GAIN (LOSS)

 CHANGE IN NET      (17,101,491)      16,637,718
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (12,437,846)      21,796,034
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (3,473,241)       (3,631,382)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               515,209,190       722,604,794
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       3,407,781         3,609,234
OF
DISTRIBUTIONS

 COST OF SHARES     (489,222,759)     (612,476,826)
REDEEMED

 NET INCREASE       29,394,212        113,737,202
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         575,908           1,610,457
FEES

  TOTAL             14,059,033        133,512,311
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       192,860,676       59,348,365
PERIOD

 END OF PERIOD     $ 206,919,709     $ 192,860,676
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$657,278
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               9,324,376         17,451,277

 ISSUED IN          64,737            95,408
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (8,918,389)       (15,477,247)

 NET INCREASE       470,724           2,069,438
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                               SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                               ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                               AUGUST 31,
                               1998

SELECTED                       (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,               $ 50.04      $ 33.25       $ 27.87   $ 23.91       $ 24.91       $ 23.87
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                            (.12)        (.27)         (.13)     (.14)         (.18)         (.22)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                   (1.50)       17.14         5.49      4.07          (.96)         3.85
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                     (1.62)       16.87         5.36      3.93          (1.14)        3.63
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                       (.69)        (.51)         (.08)     -             -             (2.63)
REALIZED GAIN

REDEMPTION FEES                 .11          .43           .10       .03           .14           .04
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,               $ 47.84      $ 50.04       $ 33.25   $ 27.87       $ 23.91       $ 24.91
END OF PERIOD

TOTAL RETURN B, C               (3.14)%      52.61%        19.59%    16.56%        (4.01)%       15.61%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                $ 206,920    $ 192,861     $ 59,348  $ 44,051      $ 31,090      $ 52,790
OF PERIOD
(000 OMITTED)

RATIO OF                        1.24% A      1.63%         1.45%     1.94%         2.07%         1.86%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                        1.20% A, E   1.55% E       1.39% E   1.92% E       1.96% E       1.83% E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                    (.44)% A     (.67)%        (.39)%    (.53)%        (.74)%        (.87)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                       235% A       308%          278%      235%          481%          154%
TURNOVER RATE

AVERAGE                        $ .0394      $ .0405       $ .0403
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.



AIR TRANSPORTATION PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED              PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998            MONTHS   YEAR     YEARS    YEARS

SELECT AIR TRANSPORTATION  -18.09%  6.82%    61.54%   232.14%

SELECT AIR TRANSPORTATION  -20.62%  3.55%    56.62%   222.10%
(LOAD ADJ.)

S&P 500                    -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES     -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED              PAST 1   PAST 5  PAST 10
AUGUST 31, 1998            YEAR     YEARS   YEARS

SELECT AIR TRANSPORTATION  6.82%    10.07%  12.75%

SELECT AIR TRANSPORTATION  3.55%    9.39%   12.41%
(LOAD ADJ.)

S&P 500                    8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES     -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Air Transportation          S&P 500
             00034                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10341.51                    10426.00
  1988/10/31      10540.59                    10715.84
  1988/11/30      10297.26                    10562.61
  1988/12/31      10706.50                    10747.45
  1989/01/31      11701.94                    11534.17
  1989/02/28      11923.15                    11246.96
  1989/03/31      12520.41                    11509.02
  1989/04/30      13018.13                    12106.34
  1989/05/31      13349.94                    12596.64
  1989/06/30      13283.21                    12524.84
  1989/07/31      14218.49                    13655.84
  1989/08/31      15298.52                    13923.49
  1989/09/30      14697.27                    13866.40
  1989/10/31      13539.30                    13544.70
  1989/11/30      13405.69                    13821.02
  1989/12/31      13525.84                    14152.72
  1990/01/31      12133.81                    13203.07
  1990/02/28      12644.22                    13373.39
  1990/03/31      13305.43                    13727.79
  1990/04/30      12818.22                    13384.59
  1990/05/31      13711.44                    14689.59
  1990/06/30      13746.24                    14589.70
  1990/07/31      13328.63                    14543.01
  1990/08/31      11217.40                    13228.33
  1990/09/30      10092.18                    12584.11
  1990/10/31      10625.79                    12529.99
  1990/11/30      10463.38                    13339.43
  1990/12/31      11066.59                    13711.60
  1991/01/31      12377.42                    14309.43
  1991/02/28      13769.44                    15332.55
  1991/03/31      13711.44                    15703.60
  1991/04/30      13375.03                    15741.29
  1991/05/31      14163.85                    16421.31
  1991/06/30      13865.19                    15669.22
  1991/07/31      14291.45                    16399.40
  1991/08/31      14113.84                    16788.07
  1991/09/30      13640.22                    16507.71
  1991/10/31      14303.29                    16728.91
  1991/11/30      13663.90                    16054.73
  1991/12/31      15167.64                    17891.40
  1992/01/31      16043.84                    17558.62
  1992/02/29      16766.11                    17786.88
  1992/03/31      15783.35                    17440.03
  1992/04/30      14966.36                    17952.77
  1992/05/31      15167.64                    18040.74
  1992/06/30      14675.11                    17771.93
  1992/07/31      14590.77                    18498.80
  1992/08/31      13976.30                    18119.58
  1992/09/30      14434.14                    18333.39
  1992/10/31      14952.23                    18397.56
  1992/11/30      15313.68                    19024.91
  1992/12/31      16163.82                    19258.92
  1993/01/31      16309.99                    19420.70
  1993/02/28      16565.79                    19684.82
  1993/03/31      18392.89                    20100.17
  1993/04/30      18600.81                    19613.74
  1993/05/31      19663.37                    20139.39
  1993/06/30      18197.78                    20197.79
  1993/07/31      18820.65                    20117.00
  1993/08/31      19944.27                    20879.44
  1993/09/30      19541.24                    20718.67
  1993/10/31      20664.86                    21147.54
  1993/11/30      20713.71                    20946.64
  1993/12/31      21156.38                    21200.10
  1994/01/31      21973.42                    21920.90
  1994/02/28      21193.52                    21326.84
  1994/03/31      19967.96                    20396.99
  1994/04/30      19836.64                    20658.07
  1994/05/31      19007.37                    20996.87
  1994/06/30      18428.20                    20482.44
  1994/07/31      19389.10                    21154.27
  1994/08/31      20126.23                    22021.59
  1994/09/30      17875.36                    21482.06
  1994/10/31      18020.15                    21965.41
  1994/11/30      16822.32                    21165.43
  1994/12/31      16556.24                    21479.31
  1995/01/31      17089.02                    22036.27
  1995/02/28      18554.17                    22895.02
  1995/03/31      19752.94                    23570.66
  1995/04/30      21337.97                    24264.81
  1995/05/31      21684.27                    25234.68
  1995/06/30      24428.11                    25820.88
  1995/07/31      25253.92                    26677.10
  1995/08/31      24281.59                    26744.06
  1995/09/30      25174.00                    27872.66
  1995/10/31      24880.97                    27773.15
  1995/11/30      28090.99                    28992.39
  1995/12/31      26413.65                    29550.79
  1996/01/31      25814.58                    30556.70
  1996/02/29      28741.86                    30839.96
  1996/03/31      30212.32                    31136.95
  1996/04/30      28947.01                    31595.90
  1996/05/31      29222.56                    32410.76
  1996/06/30      29084.79                    32534.25
  1996/07/31      24317.69                    31096.88
  1996/08/31      23876.80                    31752.72
  1996/09/30      23587.47                    33539.76
  1996/10/31      23367.03                    34464.79
  1996/11/30      26219.02                    37069.98
  1996/12/31      26742.57                    36335.62
  1997/01/31      25695.46                    38605.87
  1997/02/28      24414.14                    38908.54
  1997/03/31      25915.91                    37309.79
  1997/04/30      27335.01                    39537.19
  1997/05/31      29236.34                    41944.21
  1997/06/30      29580.78                    43823.31
  1997/07/31      31358.11                    47310.33
  1997/08/31      30159.45                    44660.01
  1997/09/30      32625.66                    47106.04
  1997/10/31      32336.33                    45532.69
  1997/11/30      33162.99                    47640.40
  1997/12/31      35070.89                    48458.39
  1998/01/31      36403.44                    48994.34
  1998/02/28      39332.11                    52527.81
  1998/03/31      41103.96                    55217.76
  1998/04/30      42469.91                    55773.25
  1998/05/31      40699.71                    54814.51
  1998/06/30      43281.25                    57041.07
  1998/07/31      40979.99                    56433.58
  1998/08/31      32210.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19981009 101002 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Air Transportation Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $32,210 - a 222.10% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                                      % OF FUND'S
                                                      INVESTMENTS

US AIRWAYS GROUP, INC.                                7.4

ASA HOLDINGS, INC.                                    7.4

SOUTHWEST AIRLINES CO.                                6.9

GULFSTREAM AEROSPACE CORP.                            6.7

COMAIR HOLDINGS, INC.                                 6.7

ALASKA AIR GROUP. INC.                                5.7

SUNDSTRAND CORP.                                      5.5

AMR CORP.                                             5.2

AMERICA WEST AIRLINES, INC. CLASS B WARRANTS 8/25/99  4.5

SKYWEST, INC.                                         4.4

TOP INDUSTRIES AS OF AUGUST 31, 1998
AIR TRANSPORTATION,
MAJOR NATIONAL 53.7%
AIR TRANSPORTATION,
REGIONAL 13.7%
AIRCRAFT 9.1%
AIRCRAFT & PARTS 5.5%
AIR COURIER SERVICES 4.0%
ALL OTHERS 14.0%
ROW: 1, COL: 1, VALUE: 14.0
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 5.5
ROW: 1, COL: 4, VALUE: 9.1
ROW: 1, COL: 5, VALUE: 13.7
ROW: 1, COL: 6, VALUE: 53.7
 . *
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

AIR TRANSPORTATION PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Peter Saperstone)
Peter Saperstone,
Portfolio Manager
of Fidelity Select Air
Transportation Portfolio
Q. HOW DID THE FUND PERFORM, PETER?
A. For the six-month period that ended August 31, 1998, the fund returned -18.09%. For the same six-month period, the Standard & Poor's 500 Index returned -8.10%. For the one-year period that ended August 31, 1998, the fund returned 6.82% and the Standard & Poor's 500 Index returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. AS A GROUP, THE AIRLINES ARE EXPECTED TO POST A FOURTH CONSECUTIVE YEAR OF RECORD PROFITS IN 1998. GIVEN THAT RECORD PROFITABILITY, WHY WAS THERE SO MUCH TURBULENCE FOR THE AIRLINE INDUSTRY DURING THE PAST SIX MONTHS?
A. After outpacing the market as a whole from the beginning of the period through July 1998, airline stocks significantly lagged the S&P 500 index in August due to fears of a slowing U.S. economy. Airlines are quite cyclical - meaning they are very sensitive to the economy's ups and downs. As a result, a slowdown in economic growth can quickly hurt the earnings for the group. In addition, the international operations of U.S. carriers continued to be hurt by weak airline traffic in Asia and Latin America. Finally, as I had anticipated earlier in the year, the market recently began to discount next year's acceleration in industry capacity - which is measured in available seat miles. After seven years of capacity growth in the 1% to 2% range, capacity will grow 5% to 6% in 1999 and will likely exceed annual demand growth of 3% to 4%.
Q. DID YOU MAKE ANY STRATEGY SHIFTS IN RESPONSE TO THE MORE DIFFICULT INVESTING ENVIRONMENT?
A. Given my concerns about industry fundamentals, I continued to position the fund in areas I believed would be least impacted by the acceleration in supply and slowing international demand. The fund's largest positions continued to be airlines with 100% of their operations in the United States - including Southwest, US Airways, ASA Holdings, Comair, Atlantic Coast and Skywest. In my view, the U.S. will experience the least amount of capacity increases and demand should remain strong. On the other hand, I generally avoided air carriers with a high percentage of international exposure - including United and Northwest - and those that derive a large part of their profits from markets where capacity is growing too fast - such as Delta in the transatlantic market.
Q. GULFSTREAM AEROSPACE - WHICH WAS ONE OF THE FUND'S BIG WINNERS IN 1997 AND ONE OF ITS LARGEST HOLDINGS AT THE END OF THE MOST RECENT SIX-MONTH PERIOD - ALSO EXPERIENCED TROUBLE DURING RECENT MONTHS . . .
A. That's true. The stock price of Gulfstream - which designs and manufactures business jets for corporations, governments and individuals - fell on growing investor fears that demand for the company's products would decline in a slowing world economy. I continued to hold onto Gulfstream because I believed the stock had already discounted a 25% drop in order rates. The growth of the business jet market - which is driven by share programs, and safety and convenience issues - as well as the strong cash flow of the company were other reasons why I continued to maintain the fund's holdings in Gulfstream.
Q. WHAT'S YOUR OUTLOOK?
A. I remain cautious about airline stocks. While the industry is financially stronger than during the prior business cycle, the group typically underperforms the market when capacity grows faster than demand. I believe that's exactly what will occur during the next 12 to 18 months. In addition, labor problems are beginning to arise - evidenced by a recent Northwest pilots' strike and the America West mechanics' work slowdown. In my opinion, continued labor problems could put pressure on the airlines' costs.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 034
TRADING SYMBOL: FSAIX
SIZE: as of August 31,1998, more than
$57 million
MANGER: Peter Saperstone, since 1997; manager,
Fidelity Select Defense and Aerospace Portfolio, since 1997; Fidelity Select Construction and
Housing Portfolio, 1996-1997; equity analyst, various industries, 1995-1996; joined Fidelity in 1995

AIR TRANSPORTATION PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 99.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 19.7%
AIRCRAFT - 9.1%
Gulfstream Aerospace Corp. (a)  105,600 $ 3,709,200
Lockheed Martin Corp.   14,800  1,294,075
  5,003,275
AIRCRAFT & PARTS - 5.5%
Sundstrand Corp.   67,200  3,061,800
AIRCRAFT ENGINES & PARTS - 1.3%
Kellstrom Industries, Inc. (a)  31,900  735,694
MISSILES & SPACE VEHICLES - 3.8%
Cordant Technologies, Inc.   59,500  2,119,688
TOTAL AEROSPACE & DEFENSE   10,920,457
AIR TRANSPORTATION - 68.0%
AIR TRANSPORTATION, MAJOR NATIONAL - 53.7%
AMR Corp. (a)  52,400  2,855,800
Air Canada, Inc. (a)  141,500  599,920
Alaska Air Group, Inc. (a)  81,200  3,161,725
America West Airlines, Inc.
 Class B warrants 8/25/99 (a)  321,900  2,514,844
America West Holdings Corp. Class B (a)  55,600  1,080,725
ASA Holdings, Inc.   119,500  4,092,875
Atlantic Coast Airlines, Inc. (a)  63,700  1,441,213
Atlas Air, Inc. (a)  68,900  1,636,375
Continental Airlines, Inc. Class B (a)  33,100  1,365,375
Delta Air Lines, Inc.   16,300  1,662,600
Midway Airlines Corp. (a)  24,100  338,906
Ryanair Holdings PLC sponsored ADR (a)  35,100  1,035,450
Southwest Airlines Co.   214,200  3,815,438
US Airways Group, Inc. (a)  70,400  4,100,800
  29,702,046
AIR TRANSPORTATION, REGIONAL - 13.7%
Comair Holdings, Inc.   144,750  3,682,078
Midwest Express Holdings, Inc. (a)  47,400  1,267,950
SkyWest, Inc.   116,900  2,454,900
Virgin Express Holdings
 PLC sponsored ADR  21,900  143,719
  7,548,647
TRANSPORTATION SERVICES - 0.6%
Travel Services International, Inc. (a)  16,200  352,350
TOTAL AIR TRANSPORTATION   37,603,043
COMPUTER SERVICES & SOFTWARE - 1.8%
COMPUTER SERVICES - 1.5%
Galileo International, Inc.   25,200  823,722
DATA PROCESSING - 0.3%
Sabre Group Holdings, Inc. Class A (a)  5,500  176,000
TOTAL COMPUTER SERVICES & SOFTWARE   999,722
ELECTRICAL EQUIPMENT - 2.6%
TV & RADIO COMMUNICATION EQUIPMENT - 2.6%
Loral Space & Communications Ltd. (a)  90,300  1,433,513
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
MACHINERY - WHOLESALE - 1.7%
AVTEAM, Inc. Class A  140,400  912,600

 SHARES VALUE (NOTE 1)
TRUCKING & FREIGHT - 6.0%
AIR COURIER SERVICES - 4.0%
Airborne Freight Corp.   23,500 $ 458,250
FDX Corp. (a)  34,800  1,742,175
  2,200,425
FREIGHT FORWARDING - 2.0%
Air Express International Corp.   21,900  375,038
Expeditors International of Washington, Inc.  27,400  762,063
  1,137,101
TOTAL TRUCKING & FREIGHT   3,337,526
TOTAL COMMON STOCKS
 (Cost $63,756,838)   55,206,861
CASH EQUIVALENTS - 0.2%
Taxable Central Cash Fund (b)
 (Cost $105,853)  105,853  105,853
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $63,862,691)  $ 55,312,714

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $151,634,119 and $250,927,964, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $245 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $63,865,056. Net unrealized depreciation aggregated $8,552,342, of which $1,301,731 related to appreciated investment securities and $9,854,073 related to depreciated investment securities.

AIR TRANSPORTATION PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 55,312,714
SECURITIES, AT
VALUE
(COST
$63,862,691
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     5,544,699
INVESTMENTS
SOLD

RECEIVABLE FOR                     2,309,737
FUND SHARES
SOLD

DIVIDENDS                          46,902
RECEIVABLE

INTEREST                           13,391
RECEIVABLE

REDEMPTION FEES                    2,470
RECEIVABLE

OTHER                              570
RECEIVABLES

 TOTAL ASSETS                      63,230,483

LIABILITIES

PAYABLE FOR          $ 5,452,015
FUND SHARES
REDEEMED

ACCRUED               39,254
MANAGEMENT
FEE

OTHER PAYABLES        64,029
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 5,555,298

NET ASSETS                        $ 57,675,185

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 55,034,143

ACCUMULATED                        (290,775)
NET INVESTMENT
LOSS

ACCUMULATED                        11,481,892
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     (8,550,075)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                   $ 57,675,185
2,641,008
SHARES
OUTSTANDING

NET ASSET                          $21.84
VALUE AND
REDEMPTION
PRICE PER
SHARE
($57,675,18
5 (DIVIDED BY)
2,641,008
SHARES)

MAXIMUM                            $22.52
OFFERING PRICE
PER SHARE
(100/97.00
OF $21.84)

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                                $ 265,990
DIVIDENDS

INTEREST                                                                          252,028

 TOTAL INCOME                                                                     518,018

EXPENSES

MANAGEMENT FEE                                                    $ 392,919

TRANSFER AGENT FEES                                                341,725

ACCOUNTING FEES AND EXPENSES                                       67,215

NON-INTERESTED TRUSTEES' COMPENSATION                              255

CUSTODIAN FEES AND EXPENSES                                        11,862

REGISTRATION FEES                                                  15,369

AUDIT                                                              10,601

LEGAL                                                              421

REPORTS TO SHAREHOLDERS                                            17,839

 TOTAL EXPENSES BEFORE REDUCTIONS                                  858,206

 EXPENSE REDUCTIONS                                                (49,413)       808,793

NET INVESTMENT INCOME (LOSS)                                                      (290,775)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             11,762,333

 FOREIGN CURRENCY TRANSACTIONS                                     149            11,762,482

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                             (23,637,385)

 ASSETS AND LIABILITIES IN                                         (98)           (23,637,483)
 FOREIGN CURRENCIES

NET GAIN (LOSS)                                                                   (11,875,001)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ (12,165,776)

OTHER INFORMATION                                                                $ 330,548
SALES CHARGES PAID TO FDC

 SALES CHARGES - RETAINED BY FDC                                                 $ 321,881

 DEFERRED SALES CHARGES WITHHELD                                                 $ 1,413
 BY FDC

 EXCHANGE FEES WITHHELD BY FSC                                                   $ 63,503

 EXPENSE REDUCTIONS                                                              $ 44,877
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                               4,536

                                                                                 $ 49,413


STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (290,775)       $ (529,067)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       11,762,482        13,099,045
GAIN (LOSS)

 CHANGE IN NET      (23,637,483)      17,664,167
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (12,165,776)      30,234,145
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (1,287,140)       (3,545,132)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               164,669,704       317,061,095
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       1,276,229         3,512,172
OF
DISTRIBUTIONS

 COST OF SHARES     (276,506,400)     (202,499,252)
REDEEMED

 NET INCREASE       (110,560,467)     118,074,015
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         503,475           464,487
FEES

  TOTAL             (123,509,908)     145,227,515
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       181,185,093       35,957,578
PERIOD

 END OF PERIOD     $ 57,675,185      $ 181,185,093
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$290,775
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               5,755,883         13,782,585

 ISSUED IN          44,922            154,313
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (9,904,659)       (9,221,113)

 NET INCREASE       (4,103,854)       4,715,785
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                                ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                                AUGUST 31,
                                1998

SELECTED                        (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,                $ 26.86      $ 17.72       $ 21.11    $ 13.93       $ 17.12       $ 13.60
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                             (.06)        (.19)         (.22)      (.01)         (.18)         (.18)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                    (4.86)       10.59         (3.12)     7.47          (2.01)        3.78
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                      (4.92)       10.40         (3.34)     7.46          (2.19)        3.60
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                        (.21)        (1.43)        (.07)      (.46)         (.92)         (.22)
REALIZED GAIN

 IN EXCESS OF                    -            -             (.20)      -             (.17)         (.05)
NET REALIZED
GAIN

 TOTAL                           (.21)        (1.43)        (.27)      (.46)         (1.09)        (.27)
DISTRIBUTIONS

REDEMPTION FEES                  .11          .17           .22        .18           .09           .19
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,                $ 21.84      $ 26.86       $ 17.72    $ 21.11       $ 13.93       $ 17.12
END OF PERIOD

TOTAL RETURN B, C                (18.09)%     61.10%        (15.06)%   54.91%        (12.45)%      27.94%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                 $ 57,675     $ 181,185     $ 35,958   $ 75,359      $ 18,633      $ 11,035
OF PERIOD
(000 OMITTED)

RATIO OF                         1.26% A      1.93%         1.89%      1.47%         2.50%  E      2.33%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                         1.19% A, F   1.87% F       1.80% F    1.41% F       2.50%         2.31% F
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                     (.43)% A     (.84)%        (1.10)%    (.07)%        (1.31)%       (1.11)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                        248% A       294%          469%       504%          200%          171%
TURNOVER RATE

AVERAGE                         $ .0399      $ .0270       $ .0409
COMMISSION
RATE G

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 8
OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR
AGREED TO REIMBURSE A
PORTION OF THE FUND'S
EXPENSES DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER F FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE
FUND'S EXPENSES (SEE NOTE
8 OF NOTES TO FINANCIAL
STATEMENTS). G FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


AUTOMOTIVE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998         MONTHS   YEAR     YEARS    YEARS

SELECT AUTOMOTIVE       -19.68%  -12.79%  26.18%   198.12%

SELECT AUTOMOTIVE       -22.16%  -15.48%  22.32%   189.10%
(LOAD ADJ.)

S&P 500                 -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES  -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  PAST 10
AUGUST 31, 1998         YEAR     YEARS   YEARS

SELECT AUTOMOTIVE       -12.79%  4.76%   11.54%

SELECT AUTOMOTIVE       -15.48%  4.11%   11.20%
(LOAD ADJ.)

S&P 500                 8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES  -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Automotive                  S&P 500
             00502                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9741.38                    10426.00
  1988/10/31       9666.89                    10715.84
  1988/11/30       9459.98                    10562.61
  1988/12/31       9658.62                    10747.45
  1989/01/31      10105.55                    11534.17
  1989/02/28       9997.95                    11246.96
  1989/03/31      10188.31                    11509.02
  1989/04/30      10643.52                    12106.34
  1989/05/31      10800.77                    12596.64
  1989/06/30      10610.41                    12524.84
  1989/07/31      10982.85                    13655.84
  1989/08/31      11090.44                    13923.49
  1989/09/30      10833.87                    13866.40
  1989/10/31       9931.74                    13544.70
  1989/11/30      10022.78                    13821.02
  1989/12/31      10054.74                    14152.72
  1990/01/31       9789.24                    13203.07
  1990/02/28      10080.43                    13373.39
  1990/03/31      10457.27                    13727.79
  1990/04/30      10423.01                    13384.59
  1990/05/31      11013.96                    14689.59
  1990/06/30      11211.18                    14589.70
  1990/07/31      11245.92                    14543.01
  1990/08/31       9630.68                    13228.33
  1990/09/30       8710.16                    12584.11
  1990/10/31       8536.48                    12529.99
  1990/11/30       9040.16                    13339.43
  1990/12/31       9378.84                    13711.60
  1991/01/31       9908.57                    14309.43
  1991/02/28      10716.19                    15332.55
  1991/03/31      10803.03                    15703.60
  1991/04/30      10924.61                    15741.29
  1991/05/31      11801.70                    16421.31
  1991/06/30      11775.65                    15669.22
  1991/07/31      12261.96                    16399.40
  1991/08/31      12661.43                    16788.07
  1991/09/30      12288.01                    16507.71
  1991/10/31      12609.32                    16728.91
  1991/11/30      11984.07                    16054.73
  1991/12/31      12879.51                    17891.40
  1992/01/31      14270.90                    17558.62
  1992/02/29      15708.06                    17786.88
  1992/03/31      16046.75                    17440.03
  1992/04/30      17071.99                    17952.77
  1992/05/31      17062.84                    18040.74
  1992/06/30      16961.32                    17771.93
  1992/07/31      17117.18                    18498.80
  1992/08/31      16053.66                    18119.58
  1992/09/30      15787.78                    18333.39
  1992/10/31      16447.90                    18397.56
  1992/11/30      17245.54                    19024.91
  1992/12/31      18239.27                    19258.92
  1993/01/31      19081.52                    19420.70
  1993/02/28      19362.27                    19684.82
  1993/03/31      20401.04                    20100.17
  1993/04/30      20283.16                    19613.74
  1993/05/31      21518.29                    20139.39
  1993/06/30      21894.62                    20197.79
  1993/07/31      22145.51                    20117.00
  1993/08/31      22917.47                    20879.44
  1993/09/30      23158.70                    20718.67
  1993/10/31      23650.82                    21147.54
  1993/11/30      23650.82                    20946.64
  1993/12/31      24693.17                    21200.10
  1994/01/31      26100.81                    21920.90
  1994/02/28      25258.20                    21326.84
  1994/03/31      23483.79                    20396.99
  1994/04/30      23006.27                    20658.07
  1994/05/31      22665.44                    20996.87
  1994/06/30      22374.73                    20482.44
  1994/07/31      23046.37                    21154.27
  1994/08/31      22665.44                    22021.59
  1994/09/30      21703.09                    21482.06
  1994/10/31      22114.09                    21965.41
  1994/11/30      20780.83                    21165.43
  1994/12/31      21544.07                    21479.31
  1995/01/31      21032.18                    22036.27
  1995/02/28      22078.22                    22895.02
  1995/03/31      21966.94                    23570.66
  1995/04/30      21900.17                    24264.81
  1995/05/31      22345.30                    25234.68
  1995/06/30      22901.71                    25820.88
  1995/07/31      24548.67                    26677.10
  1995/08/31      24326.11                    26744.06
  1995/09/30      24448.52                    27872.66
  1995/10/31      23313.45                    27773.15
  1995/11/30      23892.11                    28992.39
  1995/12/31      24437.39                    29550.79
  1996/01/31      24148.06                    30556.70
  1996/02/29      24314.98                    30839.96
  1996/03/31      25795.02                    31136.95
  1996/04/30      27098.27                    31595.90
  1996/05/31      27722.24                    32410.76
  1996/06/30      27399.11                    32534.25
  1996/07/31      25805.75                    31096.88
  1996/08/31      26463.15                    31752.72
  1996/09/30      26686.00                    33539.76
  1996/10/31      26808.57                    34464.79
  1996/11/30      28167.94                    37069.98
  1996/12/31      28364.73                    36335.62
  1997/01/31      28861.55                    38605.87
  1997/02/28      29323.70                    38908.54
  1997/03/31      28746.01                    37309.79
  1997/04/30      29388.32                    39537.19
  1997/05/31      31069.02                    41944.21
  1997/06/30      32005.41                    43823.31
  1997/07/31      33410.00                    47310.33
  1997/08/31      33157.90                    44660.01
  1997/09/30      34970.66                    47106.04
  1997/10/31      33361.98                    45532.69
  1997/11/30      33133.89                    47640.40
  1997/12/31      33123.88                    48458.39
  1998/01/31      33110.79                    48994.34
  1998/02/28      36004.22                    52527.81
  1998/03/31      38190.66                    55217.76
  1998/04/30      38014.56                    55773.25
  1998/05/31      37802.34                    54814.51
  1998/06/30      37222.29                    57041.07
  1998/07/31      35835.83                    56433.58
  1998/08/31      28910.16                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980909 085804 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Automotive Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $28,910 - a 189.10% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                            % OF FUND'S
                            INVESTMENTS

FEDERAL-MOGUL CORP.         10.0

FORD MOTOR CO.              8.6

TRW, INC.                   5.5

GOODYEAR TIRE & RUBBER CO.  5.5

CHRYSLER CORP.              4.5

HONDA MOTOR CO. LTD.        4.5

LEAR CORP.                  4.4

SPX CORP.                   3.8

AUTOZONE, INC.              3.8

DANA CORP.                  3.7

TOP INDUSTRIES AS OF AUGUST 31, 1998
AUTO & TRUCK PARTS 48.9%
MOTOR VEHICLES & CAR BODIES 26.7%
TIRES & INNER TUBES 5.7%
AUTO & HOME SUPPLY STORES 3.8%
AUTO PARTS - RETAIL 2.9%
ALL OTHERS 12.0%


ROW: 1, COL: 1, VALUE: 12.0
ROW: 1, COL: 2, VALUE: 2.9
ROW: 1, COL: 3, VALUE: 3.8
ROW: 1, COL: 4, VALUE: 5.7
ROW: 1, COL: 5, VALUE: 26.7
ROW: 1, COL: 6, VALUE: 48.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

AUTOMOTIVE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Albert Grosman)
Albert Grosman,
Portfolio Manager
of Fidelity Select
Automotive Portfolio
Q. HOW DID THE FUND PERFORM, ALBERT?
A. For the six- and 12-month periods that ended August 31, 1998, the fund returned -19.68% and -12.79%, respectively. By comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10% for the same periods. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE DURING THE SIX-MONTH
PERIOD?
A. It was a very difficult one. With concerns that the economy could be showing signs of an economic downturn, investors shied away from cyclical stocks, including auto stocks. Investors also gave serious consideration to the concern that the U.S. economy was being negatively affected by economic problems in Asia, Russia and Latin America. The auto industry is primarily a domestic one, but it most definitely has a global element, with most suppliers and manufacturers selling to global markets. Within the auto industry, there were companies such as General Motors that had direct exposure to Latin American markets. Finally, many auto-part suppliers with exposure to General Motors were hurt because of the 54-day GM strike.
Q. WHAT STRATEGY DID YOU PURSUE WITHIN THIS DIFFICULT ENVIRONMENT?
A. I invested in companies that had effective management and good longer-term planning and earnings prospects. As an example, I invested in companies such as Federal-Mogul, a parts company that's been growing through acquisitions and has a large exposure to the after-market by selling parts for older vehicles that require more service. I also added more auto dealers that sell used cars including Sonic Automotive and Group 1. I believed that adding these auto dealers could be a good defensive move for the fund, because if consumer confidence is indeed eroding, the historical pattern has been that buyers substitute used cars for new cars when making their purchasing decisions.
Q. WHICH STOCKS PERFORMED WELL?
A. Ford was a strong contributor during the six-month period. Ford has shown great foresight in planning its product line and mix for the U.S. market, and its management has pursued aggressive cost-cutting measures very effectively. Federal-Mogul, which I mentioned earlier, makes engine parts for the Big Three auto makers, and its strong management team has positioned the company well by making acquisitions and expanding its market. Chrysler also performed well, due primarily to its acquisition by Daimler Benz.
Q. WHICH STOCKS PERFORMED POORLY?
A. The worst disappointment was Breed Technologies, which makes seat belts, air bags and other safety equipment. Breed is in the process of integrating several companies it acquired earlier, and that process has taken longer than expected. Borg-Warner also performed poorly. This company manufactures four engine component product lines for the Big Three auto makers and has relatively high fixed costs, so reduced demand from Asia, combined with the GM strike, hit pretty hard. The Asian crisis also had a very detrimental effect on the global tire business, and Goodyear Tire's performance was hurt as a result. Asian manufacturers' low-end tire prices declined because of currency devaluation, and customers substituted Asian-made products for Goodyear's generic product line.
Q. WHAT'S YOUR OUTLOOK, ALBERT?
A. Given the growing trends of outsourcing by auto manufacturers, new safety component development and new environmentally friendly engine technology, I will try to build the fund's exposure to companies that could benefit from these long-term trends. In this cyclical industry, I prefer to select companies whose management teams are focused on returns throughout the economic cycle and are taking a long-term outlook. I'll also try to build exposure to those companies that are making active plans for the future and coming up with the next technology, not just reacting to current demand and market conditions. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 502
TRADING SYMBOL: FSAVX
SIZE: as of August 31, 1998,
more than $63 million
MANAGER: Albert Grosman, since 1997; analyst,
Latin American steel, oil, and cable industries, 1996-1997; automotive manufacturing, automotive parts, tire and rental car industries, 1997- present; joined Fidelity in 1996

AUTOMOTIVE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.1%
AIRCRAFT EQUIPMENT - 0.1%
Simula, Inc. (a)  6,900 $ 62,963
AUTOS, TIRES, & ACCESSORIES - 90.8%
AUTO & HOME SUPPLY STORES - 3.8%
AutoZone, Inc. (a)  90,000  2,334,375
AUTO & TRUCK PARTS - 48.9%
Arvin Industries, Inc.   14,400  543,600
Borg-Warner Automotive, Inc.   53,400  2,162,700
Breed Technologies, Inc.   234,400  1,714,050
Dana Corp.   57,600  2,257,200
Danaher Corp.   28,000  1,015,000
Dura Automotive Systems, Inc. Class A (a)  11,500  253,000
Eaton Corp.   27,500  1,610,469
Federal-Mogul Corp.   115,300  6,154,138
Gentex Corp. (a)  55,200  638,250
Hayes Lemmerz International, Inc. (a)  23,100  687,225
ITT Industries, Inc.   17,100  515,138
Intermet Corp.   5,500  82,500
Johnson Controls, Inc.   46,500  1,990,781
Magna International, Inc. Class A  36,000  2,152,885
Mascotech, Inc.   27,400  479,500
SPX Corp. (a)  47,600  2,368,100
Safety Components International, Inc. (a)  21,100  205,725
Simpson Industries, Inc.   10,600  111,300
Standard Motor Products, Inc.   17,700  427,013
Standard Products Co.   3,600  91,800
TRW, Inc.   78,900  3,382,838
Tower Automotive, Inc. (a)  57,200  1,051,050
Wabash National Corp.   15,000  238,125
Wynn's International, Inc.   3,600  60,975
  30,193,362
AUTO DEALERS, GAS STATIONS - RETAIL - 2.8%
Group 1 Automotive, Inc. (a)  37,600  446,500
Republic Industries, Inc. (a)  29,800  527,088
Sonic Automotive, Inc. (a)  40,000  737,500
  1,711,088
AUTO PARTS - RETAIL - 2.9%
Discount Auto Parts, Inc. (a)  28,500  610,969
Monro Muffler Brake, Inc.   5,095  50,950
Pep Boys-Manny, Moe & Jack  78,600  1,154,438
  1,816,357
MOTOR VEHICLES & CAR BODIES - 26.7%
Chrysler Corp.   62,300  2,780,138
Ford Motor Co.   120,500  5,302,000
Honda Motor Co. Ltd.   83,000  2,777,038
Lear Corp. (a)  66,500  2,697,406
Oshkosh Truck Corp. Class B  3,900  87,750
Renault SA Ord.   30,000  1,288,575
Volkswagen AG  22,200  1,516,466
  16,449,373
TIRES & INNER TUBES - 5.7%
Goodyear Tire & Rubber Co.   68,800  3,371,200
Michelin SA (Compagnie Generale
 des Etablissements) Class B  4,229  172,832
  3,544,032
TOTAL AUTOS, TIRES, & ACCESSORIES   56,048,587

 SHARES VALUE (NOTE 1)
BUILDING MATERIALS - 0.6%
GASKETS, HOSES, BELTS - 0.6%
Mark IV Industries, Inc.   27,200 $ 385,900
CHEMICALS & PLASTICS - 0.3%
PLASTICS, NEC - 0.3%
Myers Industries, Inc.   9,200  189,750
ELECTRICAL EQUIPMENT - 0.3%
MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT, SUPPLIES - 0.3%
Delco Remy International, Inc. Class A (a)  20,000  210,000
ELECTRONICS - 0.6%
ELECTRONICS & ELECTRONIC COMPONENTS - 0.6%
Stoneridge, Inc.   19,300  349,813
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
PRIMARY BATTERIES, DRY & WET - 0.4%
Ballard Power Systems, Inc. (a)  15,000  251,036
IRON & STEEL - 1.3%
FABRICATED METAL PRODUCTS - 0.4%
SPS Technologies, Inc. (a)  6,600  275,550
METAL FORGINGS & STAMPINGS - 0.9%
Linamar Corp.   41,800  536,991
TOTAL IRON & STEEL   812,541
LEASING & RENTAL - 2.8%
AUTO RENTAL & LEASING - 1.2%
Avis Rent A Car, Inc. (a)  25,200  395,320
Budget Group, Inc. Class A (a)  18,000  306,000
  701,320
TRUCK RENT & LEASE, NO DRIVER - 1.6%
Hertz Corp. Class A  26,700  1,007,925
TOTAL LEASING & RENTAL   1,709,245
LEISURE DURABLES & TOYS - 0.4%
MOTOR HOMES - 0.4%
Coachmen Industries, Inc.   12,200  227,988
TOTAL COMMON STOCKS
 (Cost $75,400,363)   60,247,823
CASH EQUIVALENTS - 2.4%
Taxable Central Cash Fund (b)
 (Cost $1,479,982)  1,479,982  1,479,982
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $76,880,345)  $ 61,727,805

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $76,307,370 and $29,401,100, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $15,803 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   85.9%
Canada   4.8
Japan   4.5
Germany   2.4
France   2.4
TOTAL  100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $76,944,000. Net unrealized depreciation aggregated $15,216,195, of which $804,954 related to appreciated investment securities and $16,021,149 related to depreciated investment securities.

AUTOMOTIVE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 61,727,805
SECURITIES, AT
VALUE
(COST
$76,880,345
) -
SEE
ACCOMPANYIN
G SCHEDULE

FOREIGN                            215
CURRENCY HELD
AT VALUE
(COST $222)

RECEIVABLE FOR                     3,344,003
INVESTMENTS
SOLD

RECEIVABLE FOR                     326,491
FUND SHARES
SOLD

DIVIDENDS                          131,349
RECEIVABLE

INTEREST                           19,827
RECEIVABLE

REDEMPTION FEES                    678
RECEIVABLE

OTHER                              2,470
RECEIVABLES

 TOTAL ASSETS                      65,552,838

LIABILITIES

PAYABLE FOR          $ 1,011,150
INVESTMENTS
PURCHASED

PAYABLE FOR           1,201,832
FUND SHARES
REDEEMED

ACCRUED               37,731
MANAGEMENT
FEE

OTHER PAYABLES        62,179
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 2,312,892

NET ASSETS                        $ 63,239,946

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 78,410,440

UNDISTRIBUTED                      43,604
NET INVESTMENT
INCOME

ACCUMULATED                        (62,077)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     (15,152,021)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                   $ 63,239,946
3,094,598
SHARES
OUTSTANDING

NET ASSET                          $20.44
VALUE AND
REDEMPTION
PRICE PER
SHARE
($63,239,94
6 (DIVIDED BY)
3,094,598
SHARES)

MAXIMUM                            $21.07
OFFERING PRICE
PER SHARE
(100/97.00
OF $20.44)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 321,345
INCOME
DIVIDENDS

INTEREST                            116,191

 TOTAL INCOME                       437,536

EXPENSES

MANAGEMENT          $ 146,411
FEE

TRANSFER AGENT       179,351
FEES

ACCOUNTING FEES      33,936
AND EXPENSES

NON-INTERESTED       160
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       8,340
AND EXPENSES

REGISTRATION FEES    13,954

AUDIT                10,575

LEGAL                131

REPORTS TO           6,419
SHAREHOLDERS

 TOTAL EXPENSES      399,277
BEFORE
REDUCTIONS

 EXPENSE             (10,790)       388,487
REDUCTIONS

NET INVESTMENT                      49,049
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          115,664
SECURITIES

 FOREIGN             (2,288)        113,376
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (17,812,978)
SECURITIES

 ASSETS AND          577            (17,812,401)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (17,699,025)

NET INCREASE                       $ (17,649,976)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 86,407
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 86,407
- RETAINED BY
FDC

 DEFERRED SALES                    $ 770
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 7,463
WITHHELD BY
FSC

 EXPENSE                           $ 10,362
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         428
CREDITS

                                   $ 10,790

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 49,049          $ 108,611
NET
INVESTMENT
INCOME

 NET REALIZED       113,376           12,457,463
GAIN (LOSS)

 CHANGE IN NET      (17,812,401)      (2,220,824)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (17,649,976)      10,345,250
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (24,886)          (202,512)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           (2,687,961)       (7,054,725)
REALIZED GAIN

 TOTAL              (2,712,847)       (7,257,237)
DISTRIBUTIONS

SHARE               74,494,862        38,285,022
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       2,639,778         7,198,159
OF
DISTRIBUTIONS

 COST OF SHARES     (26,047,987)      (102,498,033)
REDEEMED

 NET INCREASE       51,086,653        (57,014,852)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         27,174            69,215
FEES

 TOTAL INCREASE     30,751,004        (53,857,624)
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       32,488,942        86,346,566
PERIOD

 END OF PERIOD     $ 63,239,946      $ 32,488,942
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$43,604
AND
$52,621,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               2,829,266         1,443,301

 ISSUED IN          97,604            295,056
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (1,013,581)       (3,958,616)

 NET INCREASE       1,913,289         (2,220,259)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                             SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                             ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                             AUGUST 31,
                             1998

SELECTED                     (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,             $ 27.50      $ 25.38       $ 21.85   $ 19.84       $ 25.48       $ 20.69
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                          .03          .05           .13       .03           .08           .05
INVESTMENT
INCOME D

 NET REALIZED                 (4.92)       5.21          4.28      1.95          (3.46)        6.00
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                   (4.89)       5.26          4.41      1.98          (3.38)        6.05
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                     (.02)        (.08)         (.17)     -             (.05)         (.05)
INVESTMENT
INCOME

 FROM NET                     (2.16)       (3.09)        (.75)     -             (2.26)        (1.26)
REALIZED GAIN

 TOTAL                        (2.18)       (3.17)        (.92)     -             (2.31)        (1.31)
DISTRIBUTIONS

REDEMPTION FEES               .01          .03           .04       .03           .05           .05
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,             $ 20.44      $ 27.50       $ 25.38   $ 21.85       $ 19.84       $ 25.48
END OF PERIOD

TOTAL RETURN B, C             (19.68)%     22.78%        20.60%    10.13%        (12.59)%      30.45%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END              $ 63,240     $ 32,489      $ 86,347  $ 55,753      $ 60,075      $ 228,698
OF PERIOD
(000 OMITTED)

RATIO OF                      1.57% A      1.60%         1.56%     1.81%         1.82%         1.69%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                      1.52% A, E   1.56% E       1.52% E   1.80% E       1.80% E       1.68% E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                  .19% A       .17%          .54%      .13%          .34%          .22%
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO                     121% A       153%          175%      61%           63%           64%
TURNOVER RATE

AVERAGE                      $ .0523      $ .0424       $ .0495
COMMISSION
RATE F

A ANNUALIZED  B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS).  C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED.  D NET
INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.  E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS).  F FOR
FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


CHEMICALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998         MONTHS   YEAR     YEARS    YEARS

SELECT CHEMICALS        -26.10%  -24.68%  60.08%   204.64%

SELECT CHEMICALS        -28.39%  -27.01%  55.20%   195.43%
(LOAD ADJ.)

S&P 500                 -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES  -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  PAST 10
AUGUST 31, 1998         YEAR     YEARS   YEARS

SELECT CHEMICALS        -24.68%  9.87%   11.78%

SELECT CHEMICALS        -27.01%  9.19%   11.44%
(LOAD ADJ.)

S&P 500                 8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES  -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Chemicals                   S&P 500
             00069                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9820.73                    10426.00
  1988/10/31       9973.96                    10715.84
  1988/11/30       9639.64                    10562.61
  1988/12/31      10076.11                    10747.45
  1989/01/31      10749.40                    11534.17
  1989/02/28      10614.74                    11246.96
  1989/03/31      10730.83                    11509.02
  1989/04/30      11037.29                    12106.34
  1989/05/31      11292.68                    12596.64
  1989/06/30      11157.84                    12524.84
  1989/07/31      11868.86                    13655.84
  1989/08/31      12412.58                    13923.49
  1989/09/30      11971.10                    13866.40
  1989/10/31      11125.31                    13544.70
  1989/11/30      11362.32                    13821.02
  1989/12/31      11820.42                    14152.72
  1990/01/31      10978.20                    13203.07
  1990/02/28      11051.65                    13373.39
  1990/03/31      11379.73                    13727.79
  1990/04/30      11115.31                    13384.59
  1990/05/31      12084.84                    14689.59
  1990/06/30      12183.48                    14589.70
  1990/07/31      12223.79                    14543.01
  1990/08/31      10591.26                    13228.33
  1990/09/30      10067.24                    12584.11
  1990/10/31      10183.13                    12529.99
  1990/11/30      10863.35                    13339.43
  1990/12/31      11331.95                    13711.60
  1991/01/31      12092.78                    14309.43
  1991/02/28      13019.90                    15332.55
  1991/03/31      13332.29                    15703.60
  1991/04/30      13226.48                    15741.29
  1991/05/31      14143.52                    16421.31
  1991/06/30      13759.14                    15669.22
  1991/07/31      14422.29                    16399.40
  1991/08/31      14705.78                    16788.07
  1991/09/30      14594.41                    16507.71
  1991/10/31      14827.27                    16728.91
  1991/11/30      14088.19                    16054.73
  1991/12/31      15713.07                    17891.40
  1992/01/31      16014.84                    17558.62
  1992/02/29      16592.37                    17786.88
  1992/03/31      16472.71                    17440.03
  1992/04/30      17071.05                    17952.77
  1992/05/31      16972.19                    18040.74
  1992/06/30      16469.12                    17771.93
  1992/07/31      16988.79                    18498.80
  1992/08/31      16408.30                    18119.58
  1992/09/30      16424.89                    18333.39
  1992/10/31      16259.04                    18397.56
  1992/11/30      16751.06                    19024.91
  1992/12/31      17112.27                    19258.92
  1993/01/31      17094.67                    19420.70
  1993/02/28      16795.38                    19684.82
  1993/03/31      17194.43                    20100.17
  1993/04/30      17513.35                    19613.74
  1993/05/31      17778.52                    20139.39
  1993/06/30      17332.55                    20197.79
  1993/07/31      17597.73                    20117.00
  1993/08/31      18459.53                    20879.44
  1993/09/30      17874.95                    20718.67
  1993/10/31      18549.93                    21147.54
  1993/11/30      18688.54                    20946.64
  1993/12/31      19295.30                    21200.10
  1994/01/31      20797.21                    21920.90
  1994/02/28      20764.42                    21326.84
  1994/03/31      20141.35                    20396.99
  1994/04/30      21115.37                    20658.07
  1994/05/31      21623.78                    20996.87
  1994/06/30      21353.07                    20482.44
  1994/07/31      22317.06                    21154.27
  1994/08/31      23611.19                    22021.59
  1994/09/30      23439.52                    21482.06
  1994/10/31      23399.90                    21965.41
  1994/11/30      21564.36                    21165.43
  1994/12/31      22146.25                    21479.31
  1995/01/31      21567.52                    22036.27
  1995/02/28      22819.18                    22895.02
  1995/03/31      23519.03                    23570.66
  1995/04/30      24023.20                    24264.81
  1995/05/31      24262.41                    25234.68
  1995/06/30      24672.48                    25820.88
  1995/07/31      25841.18                    26677.10
  1995/08/31      25950.53                    26744.06
  1995/09/30      26360.60                    27872.66
  1995/10/31      25048.38                    27773.15
  1995/11/30      26141.89                    28992.39
  1995/12/31      26896.23                    29550.79
  1996/01/31      28132.50                    30556.70
  1996/02/29      29089.14                    30839.96
  1996/03/31      30494.66                    31136.95
  1996/04/30      30812.43                    31595.90
  1996/05/31      30745.78                    32410.76
  1996/06/30      30353.32                    32534.25
  1996/07/31      29124.08                    31096.88
  1996/08/31      30412.56                    31752.72
  1996/09/30      31760.28                    33539.76
  1996/10/31      31975.02                    34464.79
  1996/11/30      33152.43                    37069.98
  1996/12/31      32684.08                    36335.62
  1997/01/31      33195.63                    38605.87
  1997/02/28      33471.08                    38908.54
  1997/03/31      32392.89                    37309.79
  1997/04/30      33590.67                    39537.19
  1997/05/31      35245.00                    41944.21
  1997/06/30      36213.96                    43823.31
  1997/07/31      39112.97                    47310.33
  1997/08/31      39231.13                    44660.01
  1997/09/30      39475.34                    47106.04
  1997/10/31      37505.91                    45532.69
  1997/11/30      37718.61                    47640.40
  1997/12/31      38069.93                    48458.39
  1998/01/31      37521.10                    48994.34
  1998/02/28      39986.50                    52527.81
  1998/03/31      41458.77                    55217.76
  1998/04/30      41585.12                    55773.25
  1998/05/31      39957.30                    54814.51
  1998/06/30      36737.23                    57041.07
  1998/07/31      33615.01                    56433.58
  1998/08/31      29543.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980923 115156 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Chemicals Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $29,543 - a 195.43% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                                    % OF FUND'S
                                                    INVESTMENTS

DU PONT (E.I.) DE NEMOURS & CO.                     13.7

SEALED AIR CORP.                                    9.9

ICI (IMPERIAL CHEMICAL INDUSTRIES) PLC ADR CLASS L  6.6

WITCO CORP.                                         5.9

CYTEC INDUSTRIES, INC.                              5.8

LYONDELL PETROCHEMICAL CO.                          4.8

GREAT LAKES CHEMICAL CORP.                          4.4

DOW CHEMICAL CO.                                    4.2

SPARTECH CORP.                                      4.1

CABOT CORP.                                         3.8

TOP INDUSTRIES AS OF AUGUST 31, 1998
CHEMICALS 48.4%
UNSUPPORTED PLASTICS FILM &
SHEET 13.0%
CHEMICALS, GENERAL 4.4%
PLASTICS & SYNTHETIC RESINS 4.1%
INORGANIC CHEMICALS 3.8%
ALL OTHERS 26.3%

ROW: 1, COL: 1, VALUE: 26.3
ROW: 1, COL: 2, VALUE: 3.8
ROW: 1, COL: 3, VALUE: 4.1
ROW: 1, COL: 4, VALUE: 4.4
ROW: 1, COL: 5, VALUE: 13.0
ROW: 1, COL: 6, VALUE: 48.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
CHEMICALS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Audra J. Barranco)

Audra J. Barranco,
Portfolio Manager
of Fidelity Select
Chemicals Portfolio
Q. HOW DID THE FUND PERFORM, AUDRA?
A. For the six months that ended August 31, 1998, the fund had a total return of -26.10%. For the 12-month period, it returned -24.68%. For the same six- and 12-month periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. WHAT WERE THE KEY FACTORS BEHIND THE FUND'S PERFORMANCE?
A. The period started out in March with the fund continuing to perform quite positively, but performance started to level off in April and early May. Then, beginning in late May and early June, more than half of the chemical companies started issuing pre-release warnings about their earnings, saying that their profitability would be less than the consensus estimates of analysts. It was then that the stock prices of the chemical group plummeted, including companies that did not have disappointing earnings. This correction late in the period affected the entire group - specialty companies, diversified companies and commodity chemical companies.
Q. WAS THE FINANCIAL CRISIS IN ASIA A SIGNIFICANT INFLUENCE?
A. The turmoil in Asia was a key factor for two reasons. Some companies were directly affected because they sold their products in Asia. Other companies were more indirectly affected because they competed with Asian companies, which started selling their products at substantially lower prices. This was partly because of the devaluations of many Asian currencies and partly because of the willingness of Asian companies to sell their products at any price. With the profitability of many U.S. chemical companies severely hurt, their stock prices fell sharply - much more sharply than the overall market. Before the correction, chemical industry stocks were selling, on a price-to-earnings basis, at a 10% to 25% discount to the overall market. By August 31, they were selling at a 50% to 60% discount.
Q. WHAT TYPE OF STRATEGY DID YOU FOLLOW IN LIGHT OF THIS ENVIRONMENT?
A. My strategy has always been a stock-picking one, choosing companies on a case-by-case basis, based upon their growth prospects, products and managements. I don't focus on any particular sectors, although I have tended to de-emphasize commodity companies. They have had very little ability to control prices because of an excess of manufacturing capacity. My strategy has remained the same but everything has slowed. Before the correction, a company might have sales growth of about 15% and earnings growth of 15% to 20%. Now, the same company might have sales growth of 3% and earnings growth of 10%. My favorite companies haven't really changed much, but the future is not as promising as it was formerly.
Q. DID ANY COMPANIES DO WELL IN SPITE OF THIS OVERALL TREND?
A. Monsanto did extremely well, based on strong performance in both its pharmaceutical division and its agricultural division, and it outperformed the overall market. The stock was not in the portfolio at the end of the period as I took profits twice, selling it, buying it back, and then again selling the holding. Each time, the fund made about a 20% profit. Another investment that had positive performance during the six months was Uniroyal Technology.
Q. WHAT WERE THE DISAPPOINTMENTS?
A. As I indicated, the entire chemical group tended to get caught in a general downdraft. As a result, the companies I liked that were major holdings in the fund tended to hurt performance the most by virtue of their relative weightings in the portfolio. These included Sealed Air Corp., Cytec Industries, Witco Corp. and Imperial Chemical Industries.
Q. WHAT IS YOUR OUTLOOK?
A. Some chemical company stocks have become very cheap relative to the overall market, and some still have decent growth prospects. At the end of the period, the chemical group was trading at an historically low price-to-earnings multiple compared with the overall market. I don't know when, but I believe the gap between stock prices in the chemical industry and in the broader market will narrow. Some chemical companies now have faster earnings growth than the overall market. However, the stock prices of virtually the entire industry came down as a group, and I suspect they will recover as a group.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.



(checkmark)FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 069
TRADING SYMBOL: FSCHX
SIZE: as of August 31, 1998, more than
$36 million
MANAGER: Audra J. Barranco, since 1997;
equity analyst, specialty and diversified chemicals since 1996; joined Fidelity in 1996

CHEMICALS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.1%
 SHARES VALUE (NOTE 1)
ADVERTISING - 0.0%
GEOCITIES (a)  100 $ 1,806
CHEMICALS & PLASTICS - 78.8%
ADHESIVES & SEALANTS - 2.2%
Ferro Corp.   40,500  817,594
AGRICULTURAL CHEMICALS - 1.0%
Potash Corp. of Saskatchewan  7,400  377,431
CHEMICALS - 48.4%
Cabot Corp.   63,700  1,385,475
Crompton & Knowles Corp.   40,000  585,000
Cytec Industries, Inc. (a)  93,713  2,143,685
Dow Chemical Co.   20,000  1,560,000
du Pont (E.I.) de Nemours & Co.   87,200  5,030,350
ICI (Imperial Chemical Industries)
 PLC ADR Class L   57,000  2,429,625
Lyondell Petrochemical Co.   81,600  1,759,500
NL Industries, Inc.   18,400  365,700
Olin Corp.   13,000  365,625
Witco Corp.   103,600  2,175,600
  17,800,560
CHEMICALS, GENERAL - 4.4%
Great Lakes Chemical Corp.   41,300  1,615,863
INORGANIC CHEMICALS - 3.8%
Minerals Technologies, Inc.   7,200  261,450
Valspar Corp.   34,100  1,133,825
  1,395,275
MISCELLANEOUS PLASTICS PRODUCTS - 3.1%
Uniroyal Technology Corp. (a)  115,000  1,121,250
ORGANIC CHEMICALS - 1.9%
International Specialty Products, Inc. (a)  45,400  695,188
PLASTICS & SYNTHETIC RESINS - 4.1%
Spartech Corp.   91,300  1,506,450
UNSUPPORTED PLASTICS FILM & SHEET - 9.9%
Sealed Air Corp. (a)  100,820  3,629,520
TOTAL CHEMICALS & PLASTICS   28,959,131
CONSUMER DURABLES - 0.8%
MANUFACTURING INDUSTRIES, NEC - 0.8%
Minnesota Mining & Manufacturing Co.   4,400  301,400
DRUGS & PHARMACEUTICALS - 1.6%
BIOTECHNOLOGY - 1.6%
Sigma Aldrich Corp.   21,200  588,300
ELECTRONIC INSTRUMENTS - 0.0%
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 0.0%
Lam Research Corp. (a)  673  7,361
PACKAGING & CONTAINERS - 3.4%
GLASS CONTAINERS - 1.2%
Owens-Illinois, Inc. (a)  14,300  445,981
METAL CANS & CONTAINERS - 2.2%
Silgan Holdings, Inc. (a)  35,000  813,750
TOTAL PACKAGING & CONTAINERS   1,259,731
PRECIOUS METALS - 0.7%
GOLD ORES - 0.7%
Stillwater Mining Co. (a)(c)  15,300  268,748
PRINTING - 0.9%
PLATEMAKING, RELATED SERVICES - 0.9%
Schawk, Inc. Class A  21,000  311,063

 SHARES VALUE (NOTE 1)
SERVICES - 0.9%
BUILDING MAINTENANCE - 0.9%
Ecolab, Inc.   12,200 $ 339,311
TOTAL COMMON STOCKS
 (Cost $37,933,441)   32,036,851
CONVERTIBLE PREFERRED STOCKS - 3.1%
CHEMICALS & PLASTICS - 3.1%
UNSUPPORTED PLASTICS FILM & SHEET - 3.1%
Sealed Air Corp., Series A, $2.00
 (Cost $1,093,615)  27,312  1,123,206
CASH EQUIVALENTS - 9.8%
Taxable Central Cash Fund (b)
 (Cost $3,604,346)  3,604,346  3,604,346
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $42,631,402)  $ 36,764,403

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $268,748 or 0.7% of net assets.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $21,757,169 and $38,568,056, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,907 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $42,631,402. Net unrealized depreciation aggregated $5,866,999, of which $2,214,011 related to appreciated investment securities and $8,081,010 related to depreciated investment securities.

CHEMICALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                   $ 36,764,403
SECURITIES, AT
VALUE
(COST
$42,631,402
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                   14,672
FUND SHARES
SOLD

DIVIDENDS                        118,534
RECEIVABLE

INTEREST                         16,316
RECEIVABLE

REDEMPTION FEES                  209
RECEIVABLE

OTHER                            2,035
RECEIVABLES

 TOTAL ASSETS                    36,916,169

LIABILITIES

PAYABLE FOR          $ 210,622
FUND SHARES
REDEEMED

ACCRUED               20,184
MANAGEMENT
FEE

OTHER PAYABLES        51,027
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES               281,833

NET ASSETS                      $ 36,634,336

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                 $ 36,720,014

UNDISTRIBUTED                    103,046
NET INVESTMENT
INCOME

ACCUMULATED                      5,678,238
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                   (5,866,962)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                 $ 36,634,336
1,102,698
SHARES
OUTSTANDING

NET ASSET                        $33.22
VALUE AND
REDEMPTION
PRICE PER
SHARE
($36,634,33
6 (DIVIDED BY)
1,102,698
SHARES)

MAXIMUM                          $34.25
OFFERING PRICE
PER SHARE
(100/97.00
OF $33.22)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 450,967
INCOME
DIVIDENDS

INTEREST                            80,391
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$8,336)

 TOTAL INCOME                       531,358

EXPENSES

MANAGEMENT          $ 167,801
FEE

TRANSFER AGENT       195,823
FEES

ACCOUNTING AND       32,610
SECURITY
LENDING FEES

NON-INTERESTED       154
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       4,424
AND EXPENSES

REGISTRATION FEES    14,734

AUDIT                10,716

LEGAL                198

REPORTS TO           11,043
SHAREHOLDERS

 TOTAL EXPENSES      437,503
BEFORE
REDUCTIONS

 EXPENSE             (9,191)        428,312
REDUCTIONS

NET INVESTMENT                      103,046
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          5,682,883
SECURITIES

 FOREIGN             3,462          5,686,345
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (19,260,608)
SECURITIES

 ASSETS AND          210            (19,260,398)
LIABILITIES
 IN FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (13,574,053)

NET INCREASE                       $ (13,471,007)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 18,089
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 18,071
- RETAINED BY
FDC

 DEFERRED SALES                    $ 4,028
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 8,715
WITHHELD BY
FSC

 EXPENSE                           $ 8,573
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         618
CREDITS

                                   $ 9,191

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 103,046         $ (39,750)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       5,686,345         11,437,021
GAIN (LOSS)

 CHANGE IN NET      (19,260,398)      2,762,987
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (13,471,007)      14,160,258
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (1,419,765)       (6,539,426)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               3,192,013         31,893,479
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       1,387,504         6,395,130
OF
DISTRIBUTIONS

 COST OF SHARES     (22,422,925)      (88,066,094)
REDEEMED

 NET INCREASE       (17,843,408)      (49,777,485)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         19,095            96,792
FEES

 TOTAL INCREASE     (32,715,085)      (42,059,861)
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       69,349,421        111,409,282
PERIOD

 END OF PERIOD     $ 36,634,336      $ 69,349,421
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$103,046
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               72,901            706,740

 ISSUED IN          29,235            150,551
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (510,341)         (1,965,911)

 NET INCREASE       (408,205)         (1,108,620)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                               SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                               ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                               AUGUST 31,
                               1998

SELECTED                       (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,               $ 45.90      $ 42.53       $ 39.53    $ 33.91       $ 31.66       $ 28.62
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                            .08          (.02)         .28        .01           .36           .29
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                   (11.77)      7.88          5.49       8.89          2.65          5.97
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                     (11.69)      7.86          5.77       8.90          3.01          6.26
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                       -            -             (.12)      (.08)         (.22)         (.23)
INVESTMENT
INCOME

 FROM NET                       (1.00)       (4.54) E      (2.74)     (3.22)        (.60)         (3.05)
REALIZED GAIN

 TOTAL                          (1.00)       (4.54)        (2.86)     (3.30)        (.82)         (3.28)
DISTRIBUTIONS

REDEMPTION FEES                 .01          .05           .09        .02           .06           .06
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,               $ 33.22      $ 45.90       $ 42.53    $ 39.53       $ 33.91       $ 31.66
END OF PERIOD

TOTAL RETURN B, C               (26.10)%     19.47%        15.06%     27.48%        9.90%         23.63%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                $ 36,634     $ 69,349      $ 111,409  $ 89,230      $ 97,511      $ 62,217
OF PERIOD
(000 OMITTED)

RATIO OF                        1.51% A      1.68%         1.83%      1.99%         1.52%         1.93%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                        1.47% A, F   1.67% F       1.81% F    1.97% F       1.51% F       1.93%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                    .35% A       (.05)%        .67%       .04%          1.07%         .97%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                       81% A        31%           207%       87%           106%          81%
TURNOVER RATE

AVERAGE                        $ .0471      $ .0399       $ .0458
COMMISSION
RATE G

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E THE AMOUNTS
SHOWN REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES.
F FMR OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE
FUND'S EXPENSES (SEE NOTE
8 OF NOTES TO FINANCIAL
STATEMENTS). G FOR
FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


CONSTRUCTION AND HOUSING PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past one year, past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED            PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998          MONTHS   YEAR     YEARS    YEARS

SELECT CONSTRUCTION      -14.83%  -2.07%   74.43%   288.16%
AND HOUSING

SELECT CONSTRUCTION      -17.46%  -5.08%   69.12%   276.44%
AND HOUSING (LOAD ADJ.)

S&P 500                  -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES   -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED            PAST 1   PAST 5  PAST 10
AUGUST 31, 1998          YEAR     YEARS   YEARS

SELECT CONSTRUCTION      -2.07%   11.77%  14.53%
AND HOUSING

SELECT CONSTRUCTION      -5.08%   11.08%  14.17%
AND HOUSING (LOAD ADJ.)

S&P 500                  8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES   -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Construction & Housing      S&P 500
             00511                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9996.58                    10426.00
  1988/10/31      10066.37                    10715.84
  1988/11/30       9944.24                    10562.61
  1988/12/31      10457.79                    10747.45
  1989/01/31      11095.13                    11534.17
  1989/02/28      10960.48                    11246.96
  1989/03/31      11238.76                    11509.02
  1989/04/30      11678.61                    12106.34
  1989/05/31      12091.54                    12596.64
  1989/06/30      12083.90                    12524.84
  1989/07/31      12574.18                    13655.84
  1989/08/31      12785.67                    13923.49
  1989/09/30      13016.39                    13866.40
  1989/10/31      12285.78                    13544.70
  1989/11/30      12468.43                    13821.02
  1989/12/31      12193.48                    14152.72
  1990/01/31      11424.34                    13203.07
  1990/02/28      11660.21                    13373.39
  1990/03/31      12316.54                    13727.79
  1990/04/30      11957.61                    13384.59
  1990/05/31      13065.17                    14689.59
  1990/06/30      12829.30                    14589.70
  1990/07/31      12160.15                    14543.01
  1990/08/31      10614.17                    13228.33
  1990/09/30       9518.14                    12584.11
  1990/10/31       9183.57                    12529.99
  1990/11/30      10071.93                    13339.43
  1990/12/31      11017.97                    13711.60
  1991/01/31      11987.09                    14309.43
  1991/02/28      13036.97                    15332.55
  1991/03/31      13360.01                    15703.60
  1991/04/30      13567.68                    15741.29
  1991/05/31      14917.53                    16421.31
  1991/06/30      14156.08                    15669.22
  1991/07/31      14525.26                    16399.40
  1991/08/31      15125.20                    16788.07
  1991/09/30      14790.62                    16507.71
  1991/10/31      14536.80                    16728.91
  1991/11/30      13809.96                    16054.73
  1991/12/31      15570.03                    17891.40
  1992/01/31      16727.52                    17558.62
  1992/02/29      17001.33                    17786.88
  1992/03/31      16988.88                    17440.03
  1992/04/30      17225.36                    17952.77
  1992/05/31      17772.99                    18040.74
  1992/06/30      16503.03                    17771.93
  1992/07/31      16801.96                    18498.80
  1992/08/31      16229.02                    18119.58
  1992/09/30      16440.76                    18333.39
  1992/10/31      17013.69                    18397.56
  1992/11/30      17997.65                    19024.91
  1992/12/31      18483.40                    19258.92
  1993/01/31      19255.62                    19420.70
  1993/02/28      19604.36                    19684.82
  1993/03/31      20065.20                    20100.17
  1993/04/30      19591.73                    19613.74
  1993/05/31      19803.60                    20139.39
  1993/06/30      20040.40                    20197.79
  1993/07/31      20725.86                    20117.00
  1993/08/31      21585.80                    20879.44
  1993/09/30      22283.73                    20718.67
  1993/10/31      23093.82                    21147.54
  1993/11/30      22732.39                    20946.64
  1993/12/31      24695.83                    21200.10
  1994/01/31      25502.63                    21920.90
  1994/02/28      24985.77                    21326.84
  1994/03/31      23523.44                    20396.99
  1994/04/30      23470.22                    20658.07
  1994/05/31      22228.27                    20996.87
  1994/06/30      21683.34                    20482.44
  1994/07/31      22304.31                    21154.27
  1994/08/31      23153.39                    22021.59
  1994/09/30      21860.76                    21482.06
  1994/10/31      21214.44                    21965.41
  1994/11/30      20352.68                    21165.43
  1994/12/31      20758.18                    21479.31
  1995/01/31      20849.28                    22036.27
  1995/02/28      21851.40                    22895.02
  1995/03/31      22241.84                    23570.66
  1995/04/30      22267.87                    24264.81
  1995/05/31      23361.09                    25234.68
  1995/06/30      23582.34                    25820.88
  1995/07/31      24675.56                    26677.10
  1995/08/31      24688.57                    26744.06
  1995/09/30      24545.41                    27872.66
  1995/10/31      24532.40                    27773.15
  1995/11/30      26042.08                    28992.39
  1995/12/31      26731.81                    29550.79
  1996/01/31      26677.39                    30556.70
  1996/02/29      26609.37                    30839.96
  1996/03/31      27520.84                    31136.95
  1996/04/30      27555.77                    31595.90
  1996/05/31      28462.49                    32410.76
  1996/06/30      28632.50                    32534.25
  1996/07/31      27428.27                    31096.88
  1996/08/31      28717.51                    31752.72
  1996/09/30      30275.93                    33539.76
  1996/10/31      29822.57                    34464.79
  1996/11/30      31182.65                    37069.98
  1996/12/31      30263.77                    36335.62
  1997/01/31      30565.12                    38605.87
  1997/02/28      31569.61                    38908.54
  1997/03/31      30665.57                    37309.79
  1997/04/30      31288.58                    39537.19
  1997/05/31      34282.93                    41944.21
  1997/06/30      34891.41                    43823.31
  1997/07/31      38558.29                    47310.33
  1997/08/31      38446.20                    44660.01
  1997/09/30      39663.15                    47106.04
  1997/10/31      38125.95                    45532.69
  1997/11/30      38974.61                    47640.40
  1997/12/31      39292.74                    48458.39
  1998/01/31      40707.14                    48994.34
  1998/02/28      44208.65                    52527.81
  1998/03/31      46485.49                    55217.76
  1998/04/30      46467.97                    55773.25
  1998/05/31      45655.47                    54814.51
  1998/06/30      46156.80                    57041.07
  1998/07/31      44497.23                    56433.58
  1998/08/31      37644.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980918 161821 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Construction and Housing Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $37,644 - a 276.44% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                        % OF FUND'S
                        INVESTMENTS

OWENS CORNING           10.0

HOME DEPOT, INC.        7.4

LOWE'S COMPANIES, INC.  7.3

BLACK & DECKER CORP.    6.9

MASCO CORP.             6.2

LEGGETT & PLATT, INC.   3.3

FANNIE MAE              3.0

WHIRLPOOL CORP.         2.9

FREDDIE MAC             2.6

FLUOR CORP.             2.6

TOP INDUSTRIES AS OF AUGUST 31, 1998
APPLIANCES 12.5%
PAVING, ROOFING & SIDING 11.7%
BUILDING MATERIALS - RETAIL 7.4%
LUMBER & BUILDING MATERIALS -
RETAIL 7.3%
PLUMBING SUPPLIES 6.2%
ALL OTHERS 54.9%
ROW: 1, COL: 1, VALUE: 54.9
ROW: 1, COL: 2, VALUE: 6.2
ROW: 1, COL: 3, VALUE: 7.3
ROW: 1, COL: 4, VALUE: 7.4
ROW: 1, COL: 5, VALUE: 11.7
ROW: 1, COL: 6, VALUE: 12.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
CONSTRUCTION AND HOUSING PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Yolanda McGettigan)

Yolanda McGettigan,
Portfolio Manager of Fidelity Select Construction and Housing
Portfolio
Q. HOW DID THE FUND PERFORM, YOLANDA?
A. For the six- and 12-month periods that ended August 31, 1998, the fund returned -14.83% and -2.07%, respectively. By comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10% for the same periods. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. The continuing Asian crisis - affecting one-third of the world's gross domestic product - brought commodity prices to record lows. Many companies in the construction and housing universe were directly affected by commodity pricing, in particular the engineering and construction companies. The dramatic declines in commodity prices have led to capital spending cutbacks in such areas as mining and oil refining. Additionally, the economic slowdown in the Pacific Rim countries first affected many companies in the cyclicals sector, as these companies tend to lead the country into and out of recession.
Q. HOW DID YOU MANAGE THE FUND IN THIS DIFFICULT ENVIRONMENT?
A. I reduced the fund's exposure to companies with considerable international exposure, reallocating the fund's assets to focus more on companies that derive the majority of their sales domestically. Additionally, I concentrated on high-quality medium- and large-cap companies, as these stocks tend to outperform in periods of uncertainty.
Q. YOU'VE GOT SOME NEW TOP 10 HOLDINGS: OWENS CORNING, HOME DEPOT AND LOWE'S, FOR INSTANCE. WHAT MADE THEM ATTRACTIVE?
A. Owens Corning is the largest insulation producer and one of the largest roofing producers in the country. Because of industry-wide price increases and a massive restructuring of the company, earnings growth has been very strong. Home Depot has been exhibiting above-average same store sales growth - which compares sales growth for only those stores that have been in operation for at least 12 months - because of its large share of the repair and remodeling market. It also has pursued ambitious expansion plans, opening stores nationwide. Lowe's, another large retailer catering to the repair and remodeling market, has opened new stores, simultaneously benefiting from the trend toward "do-it-yourself" repair and remodeling.
Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD?
A. Home Depot performed well, reflecting its strong dual exposure to the retailing and repair/remodeling markets. Greentree Financial, which provides financing for manufactured-housing loans, was attractively priced and, after I purchased the stock, the company was acquired by Conseco, helping the fund's performance. Lone Star Industries, a cement company, was the beneficiary of rising demand. With recent federal legislation budgeting a 40% increase in infrastructure spending, Lone Star was very well positioned.
Q. WHICH STOCKS WERE DISAPPOINTMENTS?
A. Owens Corning's performance was somewhat disappointing. Earnings at the company have been expanding rapidly; however, concerns regarding a possible recession has held back the stock price. Masco, another poor performer, produces faucets and cabinets and is number one in its market. After outperforming in 1997, Masco retreated somewhat in 1998 as it became associated in investors' minds with other more economically sensitive companies in its sector. Black & Decker has gone through a major restructuring after rising nearly 80% through the first four months of 1998. The company gave back some of these gains after investors took profits.
Q. WHAT'S YOUR OUTLOOK?
A. I'm cautious. The U.S. economy appears to be reacting to global events, and the market has recently ignored positive signs for the construction industry, including low interest rates and record-setting housing starts. Given the amount of volatility in the marketplace and the potential effects on the U.S. economy, I will probably take a more defensive position and select the companies that are leaders in their markets, have good relative growth, are gaining market share or pricing power, or have some earnings component unrelated to the direction the economy may take over the next six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 511
TRADING SYMBOL: FSHOX
SIZE: as of August 31, 1998, more than
$61 million
MANAGER: Yolanda McGettigan, since December
1997; analyst, appliances, building materials, home-building, engineering and construction industries, since 1997; joined Fidelity in 1997

CONSTRUCTION AND HOUSING PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 89.2%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 1.5%
AUTO & TRUCK PARTS - 1.5%
Danaher Corp.   25,800 $ 935,250
BUILDING MATERIALS - 27.4%
ABRASIVES AND ASBESTOS - 1.1%
Johns-Manville Corp.   50,000  684,375
CEMENT - 4.4%
Lone Star Industries, Inc.   12,000  721,500
Southdown, Inc.   20,540  867,815
Vulcan Materials Co.   10,400  1,159,600
  2,748,915
CONCRETE, GYPSUM, PLASTER - 3.0%
CalMat Co.   16,300  274,044
USG Corp.   36,400  1,565,200
  1,839,244
FLOOR COVERINGS - 1.0%
Armstrong World Industries, Inc.   12,900  619,200
PAVING, ROOFING & SIDING - 11.7%
Elcor Corp.   46,500  1,081,125
Owens Corning  176,400  6,185,025
  7,266,150
PLUMBING SUPPLIES - WHOLESALE - 6.2%
Masco Corp.   165,400  3,804,200
TOTAL BUILDING MATERIALS   16,962,084
CONSTRUCTION - 6.1%
GENERAL BUILDING - 0.6%
D.R. Horton, Inc.   25,000  400,000
MOBILE HOMES - 0.9%
Southern Energy Homes, Inc. (a)  62,100  543,375
OPERATIVE BUILDERS - 4.6%
Centex Corp.   40,000  1,415,000
Lennar Corp.   31,700  574,563
U.S. Home Corp. (a)  30,300  857,869
  2,847,432
TOTAL CONSTRUCTION   3,790,807
CONSUMER ELECTRONICS - 12.5%
APPLIANCES - 12.5%
Black & Decker Corp.   102,400  4,262,400
Electrolux AB  51,500  794,895
Maytag Co.   19,700  849,563
Whirlpool Corp.   36,400  1,806,350
  7,713,208
CREDIT & OTHER FINANCE - 1.2%
MORTGAGE BANKERS - 1.2%
Countrywide Credit Industries, Inc.   19,400  726,288
ENGINEERING - 2.6%
ARCHITECTS & ENGINEERS - 2.6%
Fluor Corp.   39,800  1,574,588
FEDERAL SPONSORED CREDIT - 5.5%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 5.5%
Freddie Mac  40,000  1,580,000
Fannie Mae  32,400  1,840,725
  3,420,725

 SHARES VALUE (NOTE 1)
HOME FURNISHINGS - 8.3%
FURNITURE - 4.5%
Furniture Brands International, Inc. (a)  31,100 $ 695,863
Leggett & Platt, Inc.   103,000  2,066,438
  2,762,301
FURNITURE STORES - 0.7%
Heilig-Meyers Co.   35,000  398,125
METAL HOUSEHOLD FURNITURE - 0.2%
Winsloew Furniture, Inc. (a)  9,500  147,250
MISCELLANEOUS HOME FURNISHINGS - 0.0%
Restoration Hardware, Inc.   100  2,575
NON-WOOD OFFICE FURNITURE - 2.9%
Knoll, Inc. (a)  50,000  1,296,875
Miller (Herman), Inc.   25,400  520,700
  1,817,575
TOTAL HOME FURNISHINGS   5,127,826
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
ACCESSORIES & MEASURING CUTTING TOOLS - 1.7%
Stanley Works  26,900  1,059,188
CONSTRUCTION EQUIPMENT - 0.9%
Caterpillar, Inc.   13,400  565,313
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,624,501
LEISURE DURABLES & TOYS - 0.8%
MOTOR HOMES - 0.8%
Coachmen Industries, Inc.   27,900  521,381
METALS & MINING - 1.4%
NON-METALLIC MINERAL MINING - 1.4%
Martin Marietta Materials, Inc.   20,000  852,500
RETAIL & WHOLESALE, MISCELLANEOUS - 14.7%
BUILDING MATERIALS - RETAIL - 7.4%
Home Depot, Inc.   118,400  4,558,400
LUMBER & BUILDING MATERIALS - RETAIL - 7.3%
Lowe's Companies, Inc.   129,800  4,551,113
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   9,109,513
TEXTILES & APPAREL - 4.6%
CARPETS & RUGS - 4.6%
Interface, Inc. Class A  48,200  590,450
Mohawk Industries, Inc. (a)  29,550  784,916
Shaw Industries, Inc.   98,600  1,491,325
  2,866,691
TOTAL COMMON STOCKS
 (Cost $62,644,480)   55,225,362
CASH EQUIVALENTS - 10.8%
Taxable Central Cash Fund (b)
 (Cost $6,694,091)  6,694,091  6,694,091
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $69,338,571)  $ 61,919,453

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $89,263,632 and $72,053,736, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $28,862 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $69,376,436. Net unrealized depreciation aggregated $7,456,983, of which $1,934,413 related to appreciated investment securities and $9,391,396 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending February 28, 1999 approximately $480,000 of losses recognized during the period November 1, 1997 to February 28, 1998.

CONSTRUCTION AND HOUSING PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 61,919,453
SECURITIES, AT
VALUE
(COST
$69,338,571
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     473,164
INVESTMENTS
SOLD

RECEIVABLE FOR                     241,459
FUND SHARES
SOLD

DIVIDENDS                          40,486
RECEIVABLE

INTEREST                           10,804
RECEIVABLE

REDEMPTION FEES                    1,591
RECEIVABLE

OTHER                              1,253
RECEIVABLES

 TOTAL ASSETS                      62,688,210

LIABILITIES

PAYABLE FOR          $ 1,565,437
FUND SHARES
REDEEMED

ACCRUED               36,226
MANAGEMENT
FEE

OTHER PAYABLES        56,717
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 1,658,380

NET ASSETS                        $ 61,029,830

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 69,235,498

ACCUMULATED                        (95,406)
NET INVESTMENT
LOSS

ACCUMULATED                        (691,144)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     (7,419,118)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 61,029,830
2,802,307
SHARES
OUTSTANDING

NET ASSET                          $21.78
VALUE AND
REDEMPTION
PRICE PER
SHARE
($61,029,83
0 (DIVIDED BY)
2,802,307
SHARES)

MAXIMUM                            $22.45
OFFERING PRICE
PER SHARE
(100/97.00
OF $21.78)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 287,574
INCOME
DIVIDENDS

INTEREST                            155,494
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$7,398)

 TOTAL INCOME                       443,068

EXPENSES

MANAGEMENT          $ 227,036
FEE

TRANSFER AGENT       242,748
FEES

ACCOUNTING AND       39,421
SECURITY
LENDING FEES

NON-INTERESTED       124
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       8,727
AND EXPENSES

REGISTRATION FEES    26,465

AUDIT                10,295

LEGAL                129

REPORTS TO           7,138
SHAREHOLDERS

 TOTAL EXPENSES      562,083
BEFORE
REDUCTIONS

 EXPENSE             (23,609)       538,474
REDUCTIONS

NET INVESTMENT                      (95,406)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          (116,470)
SECURITIES

 FOREIGN             (2,361)        (118,831)
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (13,057,393)
SECURITIES

 ASSETS AND          1              (13,057,392)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (13,176,223)

NET INCREASE                       $ (13,271,629)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 244,729
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 244,729
- RETAINED BY
FDC

 DEFERRED SALES                    $ 248
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 21,345
WITHHELD BY
FSC

 EXPENSE                           $ 22,238
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAL                         1,371
CREDITS

                                   $ 23,609

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (95,406)        $ (285,511)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       (118,831)         3,768,064
GAIN (LOSS)

 CHANGE IN NET      (13,057,392)      4,728,366
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (13,271,629)      8,210,919
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    -                 (23,292)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           -                 (4,419,906)
REALIZED GAIN

 IN EXCESS OF       (144,845)         -
NET REALIZED
GAIN

 TOTAL              (144,845)         (4,443,198)
DISTRIBUTIONS

SHARE               80,086,142        96,959,375
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       142,901           4,390,230
OF
DISTRIBUTIONS

 COST OF SHARES     (63,329,607)      (78,323,951)
REDEEMED

 NET INCREASE       16,899,436        23,025,654
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         62,801            110,066
FEES

  TOTAL             3,545,763         26,903,441
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       57,484,067        30,580,626
PERIOD

 END OF PERIOD     $ 61,029,830      $ 57,484,067
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$95,406 AND
$0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               2,976,421         4,140,467

 ISSUED IN          5,303             222,821
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (2,422,118)       (3,510,718)

 NET INCREASE       559,606           852,570
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                             SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                             ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                             AUGUST 31,
                             1998

SELECTED                     (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,             $ 25.63      $ 22.00       $ 19.56   $ 16.79       $ 19.82       $ 15.74
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                          (.03)        (.25)         .06       .07           (.02)         .01
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                 (3.78)       7.67          3.38      3.55          (2.50)        4.26
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                   (3.81)       7.42          3.44      3.62          (2.52)        4.27
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                     -            (.02)         (.02)     (.07)         -             -
INVESTMENT
INCOME

 FROM NET                     -            (3.87)        (1.03)    (.81)         (.52)         (.22)
REALIZED GAIN

 IN EXCESS OF                 (.06)        -             -         -             -             -
NET REALIZED
GAIN

 TOTAL                        (.06)        (3.89)        (1.05)    (.88)         (.52)         (.22)
DISTRIBUTIONS

REDEMPTION FEES               .02          .10           .05       .03           .01           .03
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,             $ 21.78      $ 25.63       $ 22.00   $ 19.56       $ 16.79       $ 19.82
END OF PERIOD

TOTAL RETURN B, C             (14.83)%     40.04%        18.64%    21.77%        (12.54)%      27.45%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END              $ 61,030     $ 57,484      $ 30,581  $ 42,668      $ 16,863      $ 80,999
OF PERIOD
(000 OMITTED)

RATIO OF                      1.43% A      2.50% E       1.41%     1.43%         1.76%         1.67%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                      1.37% A, F   2.43% F       1.35% F   1.40% F       1.74% F       1.66% F
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                  (.24)% A     (1.10)%       .27%      .39%          (.11)%        .03%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                     212% A       404%          270%      139%          45%           35%
TURNOVER RATE

AVERAGE                      $ .0419      $ .0342       $ .0410
COMMISSION
RATE G

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE
FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 8
OF NOTES TO FINANCIAL
STATEMENTS). F FMR OR
THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). G FOR
FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


CYCLICAL INDUSTRIES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                     PAST 6   PAST 1   LIFE OF
AUGUST 31, 1998                   MONTHS   YEAR     FUND

SELECT CYCLICAL INDUSTRIES        -16.14%  -11.07%  5.47%

SELECT CYCLICAL INDUSTRIES        -18.73%  -13.82%  2.23%
(LOAD ADJ.)

S&P 500                           -8.10%   8.10%    23.35%

GS CYCLICAL INDUSTRIES            -18.01%  -10.45%  4.22%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 3, 1997. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   LIFE OF
AUGUST 31, 1998                        YEAR     FUND

SELECT CYCLICAL INDUSTRIES             -11.07%  3.62%

SELECT CYCLICAL INDUSTRIES             -13.82%  1.48%
(LOAD ADJ.)

S&P 500                                8.10%    15.06%

GS CYCLICAL INDUSTRIES                 -10.45%  2.80%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER LIFE OF FUND

                     Cyclical Industries         S&P 500
             00515                       SP001
  1997/03/03       9700.00                    10000.00
  1997/03/31       9418.70                     9533.50
  1997/04/30       9738.80                    10102.65
  1997/05/31      10476.00                    10717.70
  1997/06/30      10999.80                    11197.85
  1997/07/31      11688.50                    12088.86
  1997/08/31      11504.20                    11411.64
  1997/09/30      11766.10                    12036.66
  1997/10/31      10893.10                    11634.64
  1997/11/30      11096.80                    12173.20
  1997/12/31      11118.24                    12382.22
  1998/01/31      11401.25                    12519.16
  1998/02/28      12199.74                    13422.05
  1998/03/31      12846.62                    14109.39
  1998/04/30      12998.88                    14251.33
  1998/05/31      12795.29                    14006.35
  1998/06/30      12856.37                    14575.29
  1998/07/31      12133.64                    14420.06
  1998/08/31      10223.00                    12335.21
IMATRL PRASUN   SHR__CHT 19980831 19980921 161816 R00000000000021

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Cyclical Industries Portfolio on March 3, 1997, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $10,223 - a 2.23% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,335 - a 23.35% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                   % OF FUND'S
                                   INVESTMENTS

GENERAL ELECTRIC CO.               8.9

DEKALB GENETICS CORP. CLASS B      8.5

TYCO INTERNATIONAL LTD.            6.7

FORD MOTOR CO.                     5.5

AMERICAN STANDARD COMPANIES, INC.  3.2

WASTE MANAGEMENT, INC.             2.6

ALLIEDSIGNAL, INC.                 2.5

COLTEC INDUSTRIES, INC.            2.4

XEROX CORP.                        2.3

U.S. INDUSTRIES, INC.              2.3

TOP INDUSTRIES AS OF AUGUST 31, 1998
ELECTRICAL MACHINERY 12.8%
GENERAL INDUSTRIAL MACHINERY 9.7%
CROPS 8.5%
MOTOR VEHICLES & CAR BODIES 5.8%
PAPER 5.7%
ALL OTHERS 57.5%
ROW: 1, COL: 1, VALUE: 57.4
ROW: 1, COL: 2, VALUE: 5.7
ROW: 1, COL: 3, VALUE: 5.8
ROW: 1, COL: 4, VALUE: 8.5
ROW: 1, COL: 5, VALUE: 9.699999999999999
ROW: 1, COL: 6, VALUE: 12.9
% OF FUND'S INVESTMENTS

CYCLICAL INDUSTRIES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(Photograph of Albert Ruback)
Albert Ruback,
Portfolio Manager
of Fidelity Select
Cyclical Industries Portfolio
Q. HOW DID THE FUND PERFORM, ALBERT?
A. During the six-month period ending August 31, 1998, the fund returned -16.14%, underperforming the Standard & Poor's 500 Index, which returned -8.10%. For the 12-month period, the fund posted a total return of -11.07%. During the same 12-month period, the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE PERIOD?
A. There were a couple of key factors that affected the fund's performance. First, given its focus on cyclical industries, the fund could not invest in the pharmaceutical, utility and technology stocks that experienced strong rallies and investor support during the period. Second, many of the cyclical industries in which the fund invests, especially those with international exposure, such as electrical components, industrial equipment, autos and basic materials, turned in mixed results due to weakened product demand, an inability to raise prices and declining commodity prices caused by the ongoing Asian crisis.
Q. WHAT CHANGES DID YOU MAKE DURING THE PERIOD TO MINIMIZE RISKS AND IMPROVE THE PERFORMANCE OF THE FUND?
A. I lowered the fund's investment in Lockheed Martin due to concerns about the completion of its merger with Northrop Grumman, which has since been canceled. I added to the fund's holdings of DEKALB Genetics and it has done very well because it put itself up for sale, and I felt there would be a competitive takeover bid that would cause the stock price to rise. Waste Management was taken over by USA Waste Management, which helped the stock's performance, and the company seemed committed to improving operations. American Standard, the fund's fifth-largest holding, is an example of a conglomerate with little exposure to Asia. I increased the fund's holdings in this stock because I believed the company was significantly undervalued, and its air conditioning business unit stands to benefit from the warm summer we've experienced. I don't see the Asian situation changing anytime soon. As a result, I have focused on companies that cater more to the domestic economy or that can benefit from declining commodity prices. I avoided companies with a lot of exposure in Asia - those that compete with Asia or that rely on Asia for demand growth. Diversified companies, such as General Electric, for example, have little exposure to Asia. Its focus on penetrating markets by adding services has been very successful. Tyco International, another conglomerate, has done well because of its aggressive acquisition program.
Q. WHAT STOCKS DETRACTED FROM FUND PERFORMANCE?
A. Paper stocks were a big disappointment for the fund. Fort James and Stone Container are examples of companies I held after the announcement of the Stone Container - Jefferson Smurfit Corp. merger. However, expected price increases for paper have not occurred, and it really hurt the sector's performance. While the fund did not have significant exposure to railroad stocks, these companies did not perform well for the fund. Even though the fundamental business outlook for companies like Norfolk Southern and CSX are solid, their stock prices were hurt because of acquisition costs and increased spending to keep operations running smoothly pending their merger with Conrail.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS, ALBERT?
A. I continue to be cautious about the U.S. economy. I believe we are in a slow growth period, and I'm concerned that Asia will not hit bottom for a while. This environment can cause continued pricing pressures - the inability to increase prices - and reduced export growth for U.S. corporations. Gross domestic product growth slowed from 5.4% to 1.4% in the second quarter, and I think corporate earnings will continue to come under some pressure in the last quarter of this year and possibly into next year. Given these concerns, I will focus on companies that have diversity of earnings sources and can grow during difficult times.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: March 3, 1997
FUND NUMBER: 515
TRADING SYMBOL: FCYCF
SIZE: as of August 31, 1998, more than
$3 million
MANAGER: Albert Ruback, since inception; manager, Fidelity Select Energy Portfolio, 1994-1996;
Fidelity Select Industrial Equipment Portfolio,
1991-1994; Sector leader, cyclical industries, since 1996; joined Fidelity in 1991

CYCLICAL INDUSTRIES PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 99.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.9%
AIRCRAFT - 2.0%
Gulfstream Aerospace Corp. (a)  500 $ 17,561
Lockheed Martin Corp.   500  43,719
  61,280
AIRCRAFT & PARTS - 1.4%
Sundstrand Corp.   100  4,556
Textron, Inc.   600  37,650
  42,206
AIRCRAFT ENGINES & PARTS - 2.5%
AlliedSignal, Inc.   2,200  75,488
MISSILES & SPACE VEHICLES - 1.0%
Alliant Techsystems, Inc. (a)  300  19,688
GenCorp, Inc.   500  10,500
  30,188
TOTAL AEROSPACE & DEFENSE   209,162
AGRICULTURE - 8.5%
CROPS - 8.5%
DEKALB Genetics Corp. Class B  3,000  259,875
AIR TRANSPORTATION - 4.3%
AIR TRANSPORT, MAJOR NATIONAL - 4.3%
Alaska Air Group, Inc. (a)  1,000  38,938
America West Holdings Corp. Class B (a)  600  11,663
Continental Airlines, Inc. Class B (a)  700  28,875
Southwest Airlines Co.   1,000  17,813
US Airways Group, Inc. (a)  600  34,950
  132,239
AUTOS, TIRES, & ACCESSORIES - 7.8%
AUTO & TRUCK PARTS - 1.4%
Breed Technologies, Inc.   500  3,656
Federal-Mogul Corp.   200  10,675
SPX Corp. (a)  250  12,438
TRW, Inc.   350  15,006
  41,775
MOTOR VEHICLES & CAR BODIES - 5.8%
Ford Motor Co.   3,800  167,200
Lear Corp. (a)  200  8,113
  175,313
TIRES & INNER TUBES - 0.6%
Goodyear Tire & Rubber Co.   400  19,600
TOTAL AUTOS, TIRES, & ACCESSORIES   236,688
BROADCASTING - 1.0%
COMMUNICATIONS SERVICES, NEC - 1.0%
PanAmSat Corp. (a)  700  29,663
BUILDING MATERIALS - 8.5%
AIRCONDITIONING EQUIPMENT - 3.2%
American Standard Companies, Inc. (a)  2,500  97,813
FLOOR COVERINGS - 0.5%
Armstrong World Industries, Inc.   300  14,400
GASKETS, HOSES, BELTS - 2.4%
Coltec Industries, Inc. (a)  5,000  71,875
LUMBER, PLYWOOD, MILLWORK - WHOLESALE - 0.5%
Crane Co.   400  16,100
PAVING, ROOFING & SIDING - 1.2%
Carlisle Companies, Inc.   300  11,363
Owens Corning  700  24,544
  35,907

 SHARES VALUE (NOTE 1)
PLUMBING SUPPLIES - WHOLESALE - 0.7%
Masco Corp.   1,000 $ 23,000
TOTAL BUILDING MATERIALS   259,095
CHEMICALS & PLASTICS - 4.6%
ADHESIVES & SEALANTS - 0.6%
Ferro Corp.   550  11,103
Nalco Chemical Co.   300  8,681
  19,784
AGRICULTURAL CHEMICALS - 0.6%
IMC Global, Inc.   500  9,188
Potash Corp. of Saskatchewan  200  10,201
  19,389
CHEMICALS - 1.3%
Cytec Industries, Inc. (a)  700  16,013
Lyondell Petrochemical Co.   300  6,469
Witco Corp.   800  16,800
  39,282
PLASTICS & SYNTHETIC RESINS - 0.3%
Spartech Corp.  500  8,250
PLASTICS, NEC - 1.1%
Hanna (M.A.) Co.   800  9,950
Ivex Packaging Corp.   1,500  24,656
  34,606
PLASTICS, RESINS & ELASTOMERS - 0.2%
Solutia, Inc.  240  5,385
UNSUPPORTED PLASTICS FILM & SHEET - 0.5%
Sealed Air Corp. (a)  414  14,904
TOTAL CHEMICALS & PLASTICS   141,600
COMPUTERS & OFFICE EQUIPMENT - 2.9%
OFFICE AUTOMATION - 2.9%
Pitney Bowes, Inc.   400  19,850
Xerox Corp.   800  70,250
  90,100
CONSTRUCTION - 1.4%
MOBILE HOMES - 0.2%
Oakwood Homes Corp.   500  7,125
OPERATIVE BUILDERS - 1.2%
Centex Corp.   300  10,613
Kaufman & Broad Home Corp.   300  6,413
Lennar Corp.   300  5,438
U.S. Home Corp. (a)  500  14,156
  36,620
TOTAL CONSTRUCTION   43,745
CONSUMER ELECTRONICS - 1.7%
APPLIANCES - 1.7%
Black & Decker Corp.   400  16,650
Whirlpool Corp.   700  34,738
  51,388
DEFENSE ELECTRONICS - 1.1%
Litton Industries, Inc. (a)  300  14,400
Raytheon Co. Class B  400  18,250
  32,650
ELECTRICAL EQUIPMENT - 12.8%
ELECTRICAL MACHINERY - 12.8%
Emerson Electric Co.   1,000  57,000
General Electric Co.   3,400  272,000
Honeywell, Inc.   1,000  62,500
  391,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRONIC INSTRUMENTS - 0.5%
MEASURING INSTRUMENTS - 0.5%
Thermo Electron Corp. (a)  900 $ 14,625
ENGINEERING - 2.0%
ARCHITECTS & ENGINEERS - 2.0%
EG & G, Inc.   900  21,094
Fluor Corp.   1,000  39,563
  60,657
HOLDING COMPANIES - 2.3%
HOLDING COMPANY OFFICES, NEC - 2.3%
U.S. Industries, Inc.  5,000  69,375
HOME FURNISHINGS - 0.4%
FURNITURE - 0.4%
Leggett & Platt, Inc.   600  12,038
INDUSTRIAL MACHINERY & EQUIPMENT - 10.7%
CONSTRUCTION EQUIPMENT - 1.0%
Caterpillar, Inc.   700  29,531
GENERAL INDUSTRIAL MACHINERY - 9.7%
Cooper Industries, Inc.   700  29,794
Illinois Tool Works, Inc.   700  33,906
Ingersoll-Rand Co.   650  25,838
Tyco International Ltd.  3,700  205,350
  294,888
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   324,419
IRON & STEEL - 0.3%
IRON & STEEL BLAST FURNACES, MILLS - 0.1%
Inland Steel Industries, Inc.   185  3,503
IRON & STEEL FOUNDRIES - 0.2%
Dofasco, Inc.   500  4,941
TOTAL IRON & STEEL   8,444
METALS & MINING - 1.9%
METAL MINING - 0.3%
Phelps Dodge Corp.   200  8,950
NON-METALLIC MINERAL MINING - 0.3%
Martin Marietta Materials, Inc.   200  8,525
PRIMARY PRODUCTION OF ALUMINUM - 0.5%
Reynolds Metals Co.   300  14,381
PRIME NONFERROUS SMELTING - 0.8%
Aluminum Co. of America  424  25,387
TOTAL METALS & MINING   57,243
PACKAGING & CONTAINERS - 1.3%
GLASS CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)  700  21,831
METAL CANS & CONTAINERS - 0.6%
Silgan Holdings, Inc. (a)  800  18,600
TOTAL PACKAGING & CONTAINERS   40,431
PAPER & FOREST PRODUCTS - 7.2%
PAPER - 5.7%
Champion International Corp.   500  16,500
Georgia-Pacific Corp.   500  21,438
International Paper Co.   800  29,600
Pentair, Inc.   300  8,363
Stone Container Corp. (a)  6,400  66,800
Temple-Inland, Inc.   300  13,444
Union Camp Corp.   300  11,119
Willamette Industries, Inc.   300  7,388
  174,652

 SHARES VALUE (NOTE 1)
PAPER MILLS - 1.5%
Bowater, Inc.   700 $ 26,469
Fort James Corp.   687  20,009
  46,478
TOTAL PAPER & FOREST PRODUCTS   221,130
POLLUTION CONTROL - 3.6%
POLLUTION EQUIPMENT & DESIGN - 0.4%
Ogden Corp.   500  11,531
REFUSE SYSTEMS - 3.2%
Eastern Environmental Services, Inc. (a)  700  18,025
Waste Management, Inc.   1,797  79,293
  97,318
TOTAL POLLUTION CONTROL   108,849
RAILROADS - 3.2%
RAILROAD EQUIPMENT - 0.2%
Bombardier, Inc. Class B  600  6,388
RAILROADS - 3.0%
CSX Corp.   800  30,200
Canadian National Railway Co.   700  31,597
Norfolk Southern Corp.   1,000  28,188
  89,985
TOTAL RAILROADS   96,373
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
MISCELLANEOUS NONDURABLE GOODS - WHOLESALE - 0.3%
AgriBioTech, Inc. (a)  1,000  8,625
SERVICES - 1.1%
BUILDING MAINTENANCE - 1.1%
Ecolab, Inc.   1,200  33,375
SHIP BUILDING & REPAIR - 1.8%
SHIP BUILDERS - 1.8%
Avondale Industries, Inc.   700  17,938
General Dynamics Corp.   500  23,781
Newport News Shipbuilding, Inc.   500  11,750
  53,469
TEXTILES & APPAREL - 0.3%
COTTON MILLS - 0.1%
Galey & Lord, Inc. (a)  300  2,794
TEXTILE MILL PRODUCTS - 0.2%
Unifi, Inc.   300  6,675
TOTAL TEXTILES & APPAREL   9,469
TRUCKING & FREIGHT - 1.3%
AIR COURIER SERVICES - 0.2%
CNF Transportation, Inc.   200  6,250
FREIGHT FORWARDING - 0.3%
Air Express International Corp.   200  3,425
Expeditors International of
 Washington, Inc.   200  5,563
  8,988
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Werner Enterprises, Inc.   725  10,684
TRUCKING, LONG DISTANCE - 0.4%
USFreightways Corp.   300  6,731
Yellow Corp. (a)  500  5,969
  12,700
TOTAL TRUCKING & FREIGHT   38,622
TOTAL COMMON STOCKS
 (Cost $3,268,481)   3,034,849
CONVERTIBLE PREFERRED STOCKS - 0.3%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 0.3%
UNSUPPORTED PLASTICS FILM & SHEET - 0.3%
Sealed Air Corp., Series A, $2.00
 (Cost $8,093)  190 $ 7,814
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,276,574)  $ 3,042,663

LEGEND
(a) Non-income producing

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,983,673 and $2,114,233, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $224 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,277,196. Net unrealized depreciation aggregated $234,533, of which $286,144 related to appreciated investment securities and $520,677 related to depreciated investment securities.

CYCLICAL INDUSTRIES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 3,042,663
SECURITIES, AT
VALUE
(COST
$3,276,574)
-
SEE
ACCOMPANYIN
G SCHEDULE

CASH                              9,741

RECEIVABLE FOR                    160,092
INVESTMENTS
SOLD

RECEIVABLE FOR                    5,962
FUND SHARES
SOLD

DIVIDENDS                         4,996
RECEIVABLE

INTEREST                          33
RECEIVABLE

REDEMPTION FEES                   19
RECEIVABLE

RECEIVABLE FROM                   4,397
INVESTMENT
ADVISER FOR
EXPENSE
REDUCTIONS

 TOTAL ASSETS                     3,227,903

LIABILITIES

PAYABLE FOR            $ 43,161
FUND SHARES
REDEEMED

OTHER PAYABLES          19,496
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                62,657

NET ASSETS                       $ 3,165,246

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 3,338,081

ACCUMULATED                       (26,271)
NET INVESTMENT
LOSS

ACCUMULATED                       87,347
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    (233,911)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                  $ 3,165,246
314,950
SHARES
OUTSTANDING

NET ASSET                         $10.05
VALUE,
OFFERING PRICE
AND
REDEMPTION
PRICE PER
SHARE
($3,165,246
(DIVIDED BY) 314,950
SHARES)

MAXIMUM                           $10.36
OFFERING PRICE
PER SHARE
(100/97.00
OF $10.05)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                     $ 21,942
INCOME
DIVIDENDS

INTEREST                        6,648

 TOTAL INCOME                   28,590

EXPENSES

MANAGEMENT          $ 12,683
FEE

TRANSFER AGENT       15,655
FEES

ACCOUNTING FEES      30,046
AND EXPENSES

NON-INTERESTED       8
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       5,351
AND EXPENSES

REGISTRATION FEES    6,103

AUDIT                9,681

LEGAL                11

REPORTS TO           647
SHAREHOLDERS

 TOTAL EXPENSES      80,185
BEFORE
REDUCTIONS

 EXPENSE             (25,324)   54,861
REDUCTIONS

NET INVESTMENT                  (26,271)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          90,696
SECURITIES

 FOREIGN             170        90,866
CURRENCY
TRANSACTIONS

CHANGE IN NET                   (703,383)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                 (612,517)

NET INCREASE                   $ (638,788)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                          $ 13,604
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                 $ 13,604
- RETAINED BY
FDC

 EXCHANGE FEES                 $ 1,253
WITHHELD BY
FSC

 EXPENSE                       $ 51
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                     3
CREDITS

  FMR                           25,270
REIMBURSEMEN
T

                               $ 25,324

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  MARCH 3, 1997
(DECREASE) IN      AUGUST 31, 1998   (COMMENCEMENT
NET ASSETS         (UNAUDITED)       OF OPERATIONS) TO
                                     FEBRUARY 28, 1998

OPERATIONS         $ (26,271)        $ (33,119)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       90,866            328,506
GAIN (LOSS)

 CHANGE IN NET      (703,383)         469,472
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (638,788)         764,859
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (29,887)          (144,767)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               2,429,754         10,028,973
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       29,223            143,304
OF
DISTRIBUTIONS

 COST OF SHARES     (2,595,642)       (6,843,907)
REDEEMED

 NET INCREASE       (136,665)         3,328,370
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         5,346             16,778
FEES

  TOTAL             (799,994)         3,965,240
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       3,965,240         -
PERIOD

 END OF PERIOD     $ 3,165,246       $ 3,965,240
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$26,271 AND
$0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               191,683           908,349

 ISSUED IN          2,305             13,087
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (207,688)         (592,786)

 NET INCREASE       (13,700)          328,650
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                    SIX MONTHS   YEAR ENDED
                    ENDED        FEBRUARY 28,
                    AUGUST 31,
                    1998

SELECTED            (UNAUDITED)  1998 E
PER-SHARE
DATA

NET ASSET VALUE,    $ 12.07      $ 10.00
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                 (.08)        (.11)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED        (1.87)       2.59
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM          (1.95)       2.48
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET            (.09)        (.46)
REALIZED GAIN

REDEMPTION FEES      .02          .05
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,    $ 10.05      $ 12.07
END OF PERIOD

TOTAL RETURN B, C    (16.14)%     25.77%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END     $ 3,165      $ 3,965
OF PERIOD
(000 OMITTED)

RATIO OF             2.50% A, F   2.50% A, F
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF NET         (1.20)% A    (.93)% A
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO            98% A        140% A
TURNOVER RATE

AVERAGE             $ .0240      $ .0220
COMMISSION
RATE G


A ANNUALIZED  B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 8 OF NOTES
TO FINANCIAL STATEMENTS).  C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME
SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.  D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.  E FOR THE PERIOD
MARCH 3, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28,
1998.  F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS).  G A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


DEFENSE AND AEROSPACE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998         MONTHS   YEAR     YEARS    YEARS

SELECT DEFENSE AND      -24.33%  -16.97%  115.04%  232.80%
AEROSPACE

SELECT DEFENSE AND      -26.67%  -19.53%  108.52%  222.74%
AEROSPACE (LOAD ADJ.)

S&P 500                 -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES  -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  PAST 10
AUGUST 31, 1998         YEAR     YEARS   YEARS

SELECT DEFENSE AND      -16.97%  16.55%  12.78%
AEROSPACE

SELECT DEFENSE AND      -19.53%  15.83%  12.43%
AEROSPACE (LOAD ADJ.)

S&P 500                 8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES  -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Defense & Aerospace         S&P 500
             00067                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9991.42                    10426.00
  1988/10/31       9974.76                    10715.84
  1988/11/30       9533.48                    10562.61
  1988/12/31       9450.21                    10747.45
  1989/01/31       9824.89                    11534.17
  1989/02/28       9783.26                    11246.96
  1989/03/31       9983.09                    11509.02
  1989/04/30      10341.12                    12106.34
  1989/05/31      10524.29                    12596.64
  1989/06/30      10399.40                    12524.84
  1989/07/31      11073.82                    13655.84
  1989/08/31      11356.91                    13923.49
  1989/09/30      11148.76                    13866.40
  1989/10/31      10515.97                    13544.70
  1989/11/30      10116.31                    13821.02
  1989/12/31      10282.83                    14152.72
  1990/01/31       9700.00                    13203.07
  1990/02/28       9733.30                    13373.39
  1990/03/31      10332.79                    13727.79
  1990/04/30       9908.15                    13384.59
  1990/05/31      10640.86                    14689.59
  1990/06/30      10648.51                    14589.70
  1990/07/31      10221.23                    14543.01
  1990/08/31       9324.78                    13228.33
  1990/09/30       9023.17                    12584.11
  1990/10/31       8905.87                    12529.99
  1990/11/30       9383.42                    13339.43
  1990/12/31       9811.47                    13711.60
  1991/01/31      10677.43                    14309.43
  1991/02/28      10887.62                    15332.55
  1991/03/31      11728.36                    15703.60
  1991/04/30      11534.99                    15741.29
  1991/05/31      12073.07                    16421.31
  1991/06/30      11465.63                    15669.22
  1991/07/31      11963.77                    16399.40
  1991/08/31      11837.12                    16788.07
  1991/09/30      11558.50                    16507.71
  1991/10/31      12115.74                    16728.91
  1991/11/30      11566.95                    16054.73
  1991/12/31      12453.47                    17891.40
  1992/01/31      12411.25                    17558.62
  1992/02/29      12605.44                    17786.88
  1992/03/31      12352.15                    17440.03
  1992/04/30      12132.63                    17952.77
  1992/05/31      11524.73                    18040.74
  1992/06/30      10984.38                    17771.93
  1992/07/31      11406.53                    18498.80
  1992/08/31      11187.01                    18119.58
  1992/09/30      11347.43                    18333.39
  1992/10/31      11440.30                    18397.56
  1992/11/30      11837.12                    19024.91
  1992/12/31      12453.47                    19258.92
  1993/01/31      12824.96                    19420.70
  1993/02/28      12732.09                    19684.82
  1993/03/31      13407.53                    20100.17
  1993/04/30      13449.74                    19613.74
  1993/05/31      13863.45                    20139.39
  1993/06/30      14446.02                    20197.79
  1993/07/31      15037.03                    20117.00
  1993/08/31      15011.70                    20879.44
  1993/09/30      15400.08                    20718.67
  1993/10/31      16016.42                    21147.54
  1993/11/30      15543.61                    20946.64
  1993/12/31      16047.26                    21200.10
  1994/01/31      16811.42                    21920.90
  1994/02/28      16811.42                    21326.84
  1994/03/31      16135.10                    20396.99
  1994/04/30      16222.67                    20658.07
  1994/05/31      16276.15                    20996.87
  1994/06/30      15866.13                    20482.44
  1994/07/31      16097.88                    21154.27
  1994/08/31      16819.88                    22021.59
  1994/09/30      15973.09                    21482.06
  1994/10/31      16365.29                    21965.41
  1994/11/30      15723.51                    21165.43
  1994/12/31      16329.63                    21479.31
  1995/01/31      16320.72                    22036.27
  1995/02/28      17506.22                    22895.02
  1995/03/31      18254.96                    23570.66
  1995/04/30      19262.19                    24264.81
  1995/05/31      20447.70                    25234.68
  1995/06/30      21205.35                    25820.88
  1995/07/31      22373.02                    26677.10
  1995/08/31      22364.11                    26744.06
  1995/09/30      22988.06                    27872.66
  1995/10/31      22150.19                    27773.15
  1995/11/30      23745.71                    28992.39
  1995/12/31      24062.75                    29550.79
  1996/01/31      24493.30                    30556.70
  1996/02/29      25804.08                    30839.96
  1996/03/31      26397.27                    31136.95
  1996/04/30      27669.10                    31595.90
  1996/05/31      28703.73                    32410.76
  1996/06/30      28023.83                    32534.25
  1996/07/31      26131.93                    31096.88
  1996/08/31      27511.44                    31752.72
  1996/09/30      28861.39                    33539.76
  1996/10/31      28358.85                    34464.79
  1996/11/30      29905.88                    37069.98
  1996/12/31      30085.10                    36335.62
  1997/01/31      29434.22                    38605.87
  1997/02/28      29899.13                    38908.54
  1997/03/31      29702.84                    37309.79
  1997/04/30      30496.38                    39537.19
  1997/05/31      32937.34                    41944.21
  1997/06/30      33723.06                    43823.31
  1997/07/31      36844.99                    47310.33
  1997/08/31      38877.38                    44660.01
  1997/09/30      41506.92                    47106.04
  1997/10/31      38384.99                    45532.69
  1997/11/30      38458.33                    47640.40
  1997/12/31      37175.62                    48458.39
  1998/01/31      38958.32                    48994.34
  1998/02/28      42659.99                    52527.81
  1998/03/31      43840.89                    55217.76
  1998/04/30      45010.43                    55773.25
  1998/05/31      42092.25                    54814.51
  1998/06/30      42114.96                    57041.07
  1998/07/31      40264.12                    56433.58
  1998/08/31      32274.20                   48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980916 100328 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Defense and Aerospace Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $32,274 - a 222.74% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                   % OF FUND'S
                                   INVESTMENTS

GENERAL DYNAMICS CORP.             7.4

PANAMSAT CORP.                     6.7

LORAL SPACE & COMMUNICATIONS LTD.  6.0

GULFSTREAM AEROSPACE CORP.         5.6

GENERAL MOTORS CORP. CLASS H       5.5

CORDANT TECHNOLOGIES, INC.         5.0

SUNDSTRAND CORP.                   5.0

UNITED TECHNOLOGIES CORP.          4.9

RAYTHEON CO. CLASS A               4.8

PRIMEX TECHNOLOGIES, INC.          4.8

TOP INDUSTRIES AS OF AUGUST 31, 1998
SHIP BUILDERS 12.1%
MISSILES & SPACE VEHICLES 11.9%
DEFENSE ELECTRONICS 9.3%
TV & RADIO COMMUNICATION
EQUIPMENT 9.0%
COMMUNICATIONS SERVICES, NEC 8.4%
ALL OTHERS 49.3%
ROW: 1, COL: 1, VALUE: 49.2
ROW: 1, COL: 2, VALUE: 8.5
ROW: 1, COL: 3, VALUE: 9.0
ROW: 1, COL: 4, VALUE: 9.300000000000001
ROW: 1, COL: 5, VALUE: 11.9
ROW: 1, COL: 6, VALUE: 12.1
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

DEFENSE AND AEROSPACE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Peter Saperstone)

Peter Saperstone,
Portfolio Manager of
Fidelity Select Defense
and Aerospace Portfolio
Q. HOW DID THE FUND PERFORM, PETER?
A. It was a tough period for defense and aerospace stocks, and the fund's performance reflects that. For the six-month period that ended August 31, 1998, the fund returned -24.33%. For the same six-month period, the Standard & Poor's 500 Index returned -8.10%. For the one-year period that ended August 31, 1998, the fund returned -16.97% and the Standard & Poor's 500 Index returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. WHY DID DEFENSE AND AEROSPACE STOCKS STRUGGLE DURING THE PAST SIX
MONTHS?
A. Each sector had individual reasons for performing poorly. Defense stocks entered the period on a positive note that was due in large part to optimism about increased defense spending. The U.S. for example, is increasing defense spending in 1999 for the first time in nearly 10 years. On the negative side, however, international defense spending has slowed. In addition, the commercial segments of many defense companies - which include engineering, construction and other business lines - have been hurt by slowing global economic growth. As a result of these developments, the fund's holdings in Lockheed Martin and Raytheon suffered.
Q. TURNING TO AEROSPACE STOCKS, WHAT WAS BEHIND THEIR PROBLEMS?
A. With Asia accounting for about one-third of the world's aircraft demand, the region's economic turmoil took its toll on the aerospace industry as well. Investors stayed away from aerospace stocks because of growing fears that the demand for commercial aircraft would peak in 1999. Since I had anticipated this peak going into the period, the fund had a relatively light weighting in aerospace stocks.
Q. WHAT WERE THE BIGGEST DISAPPOINTMENTS FOR THE FUND DURING THE
PERIOD?
A. Satellite companies - including PanAmSat, Loral Space & Communications, General Motors Corp. Class H (GM Hughes) and Orbital Sciences - were the biggest drag on the fund's performance. The group's underperformance was driven by a series of satellite launch failures and in-orbit failures over recent months. Interestingly, the industry has an historical 90% to 95% success rate in launches, and similar in-orbit success. Although satellite companies continued to experience strong demand for their services, it wasn't enough to calm the uncertainty created by the string of launch and in-orbit failures.
Q. WERE THERE ANY BRIGHT SPOTS FOR THE FUND?
A. There were a couple. I sold Continental Airlines and US Airways during a period when their prices were relatively strong and locked in gains for the fund.
Q. WHAT'S YOUR OUTLOOK?
A. It's mixed. First off, I remain cautious about aerospace stocks. I think they will begin to post disappointing earnings due to slowing aircraft demand in 1999. As for defense stocks, I believe the cost savings derived from consolidation is behind them. From here, I think it will be tough for them to grow earnings more than revenue. I'm more upbeat about long-term growth opportunities for satellite companies. Demand for their services is expected to grow about 15% to 20% over the next few years. Finally, I think that investors will set aside the industry's recent string of failures, focusing instead on satellite companies' longer-term success rate.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: May 8, 1984
FUND NUMBER: 067
TRADING SYMBOL: FSDAX
SIZE: as of August 31, 1998, more than
$35 million
MANAGER: Peter Saperstone, since 1997; manager,
Fidelity Select Air Transportation Portfolio, since
1997; Fidelity Select Construction and Housing
Portfolio, 1996-1997; equity analyst, defense/ aerospace and airlines, since 1997; building materials and appliances, since 1996; textile, apparel and footwear industries, since 1995;
joined Fidelity in 1995

DEFENSE AND AEROSPACE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 36.4%
AIRCRAFT - 8.4%
Gulfstream Aerospace Corp. (a)  53,300 $ 1,872,163
Lockheed Martin Corp.   11,000  961,813
  2,833,976
AIRCRAFT & PARTS - 5.0%
Sundstrand Corp.   36,700  1,672,144
AIRCRAFT ENGINES & PARTS - 5.4%
Kellstrom Industries, Inc. (a)  7,300  168,356
United Technologies Corp.   22,800  1,654,425
  1,822,781
AIRCRAFT EQUIPMENT - 0.9%
BE Aerospace, Inc. (a)  14,200  295,538
MISSILES & SPACE VEHICLES - 11.9%
Alliant Techsystems, Inc. (a)  21,000  1,378,125
Cordant Technologies, Inc.   47,000  1,674,375
Orbital Sciences Corp. (a)  51,000  956,250
  4,008,750
ORDNANCE - 4.8%
Primex Technologies, Inc.   43,900  1,613,325
TOTAL AEROSPACE & DEFENSE   12,246,514
AIR TRANSPORTATION - 2.4%
AIR TRANSPORT, MAJOR NATIONAL - 2.4%
Alaska Air Group, Inc. (a)  20,900  813,794
BROADCASTING - 8.4%
COMMUNICATIONS SERVICES, NEC - 8.4%
CD Radio, Inc. (a)  39,800  601,975
PanAmSat Corp. (a)  52,800  2,237,400
  2,839,375
COMMUNICATIONS EQUIPMENT - 1.5%
TELEPHONE EQUIPMENT - 1.5%
Globalstar Telecommunications Ltd. (a)  37,100  493,894
COMPUTER SERVICES & SOFTWARE - 1.0%
COMPUTER SERVICES - 1.0%
Titan Corp. (a)  75,500  344,469
CONSUMER ELECTRONICS - 5.5%
RADIOS, TELEVISIONS, STEREOS - 5.5%
General Motors Corp. Class H   51,400  1,856,825
DEFENSE ELECTRONICS - 9.3%
Litton Industries, Inc. (a)  26,300  1,262,400
Raytheon Co. Class A  36,252  1,624,543
REMEC, Inc. (a)  29,600  240,500
  3,127,443
ELECTRICAL EQUIPMENT - 9.0%
TV & RADIO COMMUNICATION EQUIPMENT - 9.0%
Loral Space & Communications Ltd. (a)  127,500  2,024,063
ViaSat, Inc. (a)  94,400  991,200
  3,015,263
ELECTRONICS - 3.2%
ELECTRONIC CAPACITORS - 1.2%
Maxwell Technologies, Inc. (a)  21,300  410,025
ELECTRONIC PARTS - WHOLESALE - 2.0%
Airport Systems International, Inc. (a)(c)  180,200  653,225
TOTAL ELECTRONICS   1,063,250

 SHARES VALUE (NOTE 1)
RAILROADS - 2.9%
RAILROAD EQUIPMENT - 2.9%
Bombardier, Inc. Class B  90,200 $ 960,370
SHIP BUILDING & REPAIR - 12.1%
SHIP BUILDERS - 12.1%
Avondale Industries, Inc.   46,300  1,186,438
General Dynamics Corp.   52,100  2,478,006
Newport News Shipbuilding, Inc.   16,400  385,400
  4,049,844
TELEPHONE SERVICES - 4.2%
COMSAT Corp. Series 1  64,600  1,409,084
TOTAL COMMON STOCKS
 (Cost $38,078,795)   32,220,125
CASH EQUIVALENTS - 4.1%
Taxable Central Cash Fund (b)
 (Cost $1,375,241)  1,375,241  1,375,241
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $39,454,036)  $ 33,595,366

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 10 of Notes to Financial Statements)

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $84,084,392 and $134,263,359, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $22,396 for the period (see Note 4 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows:

                       PURCHASES SALES     DIVIDEND VALUE
AFFILIATE              COST      COST      INCOME
Airport Systems
  International, Inc.  $ -       $ 317,725 $ -      $ 653,225
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   89.6%
Bermuda          7.5
Canada           2.9
TOTAL          100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $39,483,792. Net unrealized depreciation aggregated $5,888,426, of which $943,881 related to appreciated investment securities and $6,832,307 related to depreciated investment securities.

DEFENSE AND AEROSPACE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                   $ 33,595,366
SECURITIES, AT
VALUE
(COST
$39,454,036
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                   1,866,661
INVESTMENTS
SOLD

RECEIVABLE FOR                   87,469
FUND SHARES
SOLD

DIVIDENDS                        34,995
RECEIVABLE

INTEREST                         12,870
RECEIVABLE

REDEMPTION FEES                  442
RECEIVABLE

OTHER                            7,999
RECEIVABLES

 TOTAL ASSETS                    35,605,802

LIABILITIES

PAYABLE FOR          $ 535,713
FUND SHARES
REDEEMED

ACCRUED               21,195
MANAGEMENT
FEE

OTHER PAYABLES        46,682
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES               603,590

NET ASSETS                      $ 35,002,212

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                 $ 36,135,157

ACCUMULATED                      (192,854)
NET INVESTMENT
LOSS

ACCUMULATED                      4,918,736
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                   (5,858,827)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                 $ 35,002,212
1,231,110
SHARES
OUTSTANDING

NET ASSET                        $28.43
VALUE AND
REDEMPTION
PRICE PER
SHARE
($35,002,21
2 (DIVIDED BY)
1,231,110
SHARES)

MAXIMUM                          $29.31
OFFERING PRICE
PER SHARE
(100/97.00
OF $28.43)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 167,923
INCOME
DIVIDENDS

INTEREST                            117,179

 TOTAL INCOME                       285,102

EXPENSES

MANAGEMENT          $ 210,632
FEE

TRANSFER AGENT       203,769
FEES

ACCOUNTING FEES      38,114
AND EXPENSES

NON-INTERESTED       142
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       7,576
AND EXPENSES

REGISTRATION FEES    19,162

AUDIT                10,423

LEGAL                238

REPORTS TO           11,710
SHAREHOLDERS

MISCELLANEOUS        75

 TOTAL EXPENSES      501,841
BEFORE
REDUCTIONS

 EXPENSE             (23,885)       477,956
REDUCTIONS

NET INVESTMENT                      (192,854)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          5,477,806
SECURITIES
(INCLUDING
REALIZED LOSS
OF $99,257
ON SALES
OF INVESTMENTS
IN AFFILIATED
ISSUERS)

 FOREIGN             (1,470)        5,476,336
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (16,615,622)
SECURITIES

 ASSETS AND          (157)          (16,615,779)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (11,139,443)

NET INCREASE                       $ (11,332,297)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 106,402
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 104,253
- RETAINED BY
FDC

 DEFERRED SALES                    $ 522
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 22,958
WITHHELD BY
FSC

 EXPENSE                           $ 23,662
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         223
CREDITS

                                   $ 23,885

STATEMENT OF CHANGES IN NET ASSETS
INCREASE          SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN     AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS        (UNAUDITED)       1998

OPERATIONS        $ (192,854)       $ (542,358)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED      5,476,336         10,620,706
GAIN (LOSS)

 CHANGE IN NET     (16,615,779)      9,171,056
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE      (11,332,297)      19,249,404
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTION TO    -                 (4,691,578)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE              37,257,590        173,648,929
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT      -                 4,606,502
OF
DISTRIBUTIONS

 COST OF SHARES    (92,816,176)      (160,032,419)
REDEEMED

 NET INCREASE      (55,558,586)      18,223,012
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION        88,474            221,243
FEES

  TOTAL            (66,802,409)      33,002,081
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF      101,804,621       68,802,540
PERIOD

 END OF PERIOD    $ 35,002,212      $ 101,804,621
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$192,854
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD              971,770           4,923,503

 ISSUED IN         -                 149,545
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED          (2,450,274)       (4,740,835)

 NET INCREASE      (1,478,504)       332,213
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS



                         SIX MONTHS   YEARS ENDED FEBRUARY 28,            YEAR ENDED    YEARS ENDED FEBRUARY 28,
                         ENDED                                            FEBRUARY 29,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998                      1997      1996          1995                      1994
PER-SHARE
DATA

NET ASSET VALUE,         $ 37.57      $ 28.94                   $ 26.97   $ 19.64       $ 19.14                   $ 15.08
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                      (.10)        (.29)                     (.11)     (.05)         (.06)                     .07
INVESTMENT
INCOME (LOSS) D

 NET REALIZED             (9.09)       11.84                     4.18      9.09          .70                       4.57
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM               (9.19)       11.55                     4.07      9.04          .64                       4.64
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                 -            -                         -         -             -                         (.10)
INVESTMENT
INCOME

 FROM NET                 -            (3.04)                    (2.17)    (1.82)        (.27)                     (.62)
REALIZED GAIN

 TOTAL                    -            (3.04)                    (2.17)    (1.82)        (.27)                     (.72)
DISTRIBUTIONS

REDEMPTION FEES           .05          .12                       .07       .11           .13                       .14
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,         $ 28.43      $ 37.57                   $ 28.94   $ 26.97       $ 19.64                   $ 19.14
END OF PERIOD

TOTAL RETURN B, C        (24.33)%     42.68%                    15.87%    47.40%        4.13%                     32.04%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END          $ 35,002     $ 101,805                 $ 68,803  $ 26,648      $ 4,985                   $ 11,136
OF PERIOD
(000 OMITTED)

RATIO OF                 1.37% A      1.77%                     1.84%     1.77% G       2.49% G                   2.53% G
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                  1.31% A, E   1.71% E                   1.81% E   1.75% E       2.49%                     2.53%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET              (.53)% A     (.85)%                    (.39)%    (.20)%        (.32)%                    .40%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                 254% A       311%                      219%      267%          146%                      324%
TURNOVER RATE

AVERAGE                  $ .0372      $ .0320                   $ .0335
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER. G DURING THE
PERIOD, FMR AGREED TO
REIMBURSE A PORTION OF THE
FUND'S EXPENSES, OR
EXPENSES WERE LIMITED IN
ACCORDANCE WITH A STATE
EXPENSE LIMITATION.
WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.


ENVIRONMENTAL SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1   PAST 5   LIFE OF
AUGUST 31, 1998         MONTHS   YEAR     YEARS    FUND

SELECT ENVIRONMENTAL    -26.97%  -24.59%  14.85%   36.67%
SERVICES

SELECT ENVIRONMENTAL    -29.24%  -26.93%  11.33%   32.50%
SERVICES (LOAD ADJ.)

S&P 500                 -8.10%   8.10%    131.21%  283.41%

GS CYCLICAL INDUSTRIES  -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 29, 1989. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  LIFE OF
AUGUST 31, 1998         YEAR     YEARS   FUND

SELECT ENVIRONMENTAL    -24.59%  2.81%   3.46%
SERVICES

SELECT ENVIRONMENTAL    -26.93%  2.17%   3.11%
SERVICES (LOAD ADJ.)

S&P 500                 8.10%    18.25%  15.77%

GS CYCLICAL INDUSTRIES  -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER LIFE OF FUND
             Environmental Services      S&P 500
             00516                       SP001
  1989/06/29       9700.00                    10000.00
  1989/06/30       9573.90                     9947.57
  1989/07/31      10485.70                    10845.83
  1989/08/31      10621.50                    11058.41
  1989/09/30      11193.80                    11013.07
  1989/10/31      10941.60                    10757.57
  1989/11/30      11009.50                    10977.02
  1989/12/31      11368.64                    11240.47
  1990/01/31      10358.96                    10486.23
  1990/02/28      10562.83                    10621.51
  1990/03/31      11019.13                    10902.98
  1990/04/30      11077.38                    10630.40
  1990/05/31      12106.48                    11666.87
  1990/06/30      12485.11                    11587.53
  1990/07/31      12407.45                    11550.45
  1990/08/31      10863.80                    10506.29
  1990/09/30      10281.29                     9994.63
  1990/10/31      10135.66                     9951.66
  1990/11/30      10485.17                    10594.53
  1990/12/31      11087.09                    10890.12
  1991/01/31      12057.94                    11364.93
  1991/02/28      12611.32                    12177.52
  1991/03/31      12611.32                    12472.22
  1991/04/30      12572.49                    12502.15
  1991/05/31      12601.62                    13042.25
  1991/06/30      11650.18                    12444.91
  1991/07/31      12019.11                    13024.84
  1991/08/31      12232.69                    13333.53
  1991/09/30      11941.44                    13110.86
  1991/10/31      11494.85                    13286.55
  1991/11/30      10863.80                    12751.10
  1991/12/31      11936.55                    14209.83
  1992/01/31      13005.20                    13945.52
  1992/02/29      13146.34                    14126.81
  1992/03/31      11835.74                    13851.34
  1992/04/30      11482.88                    14258.57
  1992/05/31      11190.52                    14328.44
  1992/06/30      10592.18                    14114.94
  1992/07/31      10665.31                    14692.25
  1992/08/31      10445.94                    14391.05
  1992/09/30      10571.29                    14560.87
  1992/10/31      11072.70                    14611.83
  1992/11/30      11762.13                    15110.10
  1992/12/31      11772.58                    15295.95
  1993/01/31      12002.39                    15424.44
  1993/02/28      11866.59                    15634.21
  1993/03/31      11574.10                    15964.09
  1993/04/30      11333.85                    15577.76
  1993/05/31      11584.55                    15995.24
  1993/06/30      11438.31                    16041.63
  1993/07/31      10957.79                    15977.46
  1993/08/31      11542.77                    16583.01
  1993/09/30      11553.21                    16455.32
  1993/10/31      11877.04                    16795.94
  1993/11/30      11354.74                    16636.38
  1993/12/31      11699.45                    16837.68
  1994/01/31      12691.82                    17410.16
  1994/02/28      12462.01                    16938.35
  1994/03/31      11333.85                    16199.84
  1994/04/30      11521.87                    16407.19
  1994/05/31      11490.54                    16676.27
  1994/06/30      10801.10                    16267.70
  1994/07/31      11030.91                    16801.28
  1994/08/31      11417.41                    17490.14
  1994/09/30      11344.29                    17061.63
  1994/10/31      10957.79                    17445.52
  1994/11/30      10341.48                    16810.15
  1994/12/31      10581.74                    17059.44
  1995/01/31      10592.18                    17501.80
  1995/02/28      10727.98                    18183.84
  1995/03/31      11239.83                    18720.45
  1995/04/30      12044.17                    19271.76
  1995/05/31      12232.20                    20042.06
  1995/06/30      12733.60                    20507.63
  1995/07/31      13214.12                    21187.67
  1995/08/31      13402.14                    21240.85
  1995/09/30      13872.21                    22137.21
  1995/10/31      12890.29                    22058.18
  1995/11/30      13339.47                    23026.53
  1995/12/31      13346.83                    23470.03
  1996/01/31      13809.34                    24268.95
  1996/02/29      13677.20                    24493.92
  1996/03/31      14282.87                    24729.80
  1996/04/30      14757.09                    25094.31
  1996/05/31      15893.10                    25741.49
  1996/06/30      15606.34                    25839.57
  1996/07/31      13808.58                    24697.98
  1996/08/31      14679.89                    25218.86
  1996/09/30      15209.29                    26638.18
  1996/10/31      15054.88                    27372.86
  1996/11/30      15462.96                    29441.97
  1996/12/31      15429.87                    28858.72
  1997/01/31      16389.42                    30661.82
  1997/02/28      15992.36                    30902.21
  1997/03/31      15087.97                    29632.44
  1997/04/30      14999.73                    31401.49
  1997/05/31      16025.45                    33313.21
  1997/06/30      16918.82                    34805.65
  1997/07/31      17348.96                    37575.13
  1997/08/31      17580.57                    35470.17
  1997/09/30      18804.81                    37412.87
  1997/10/31      17437.19                    36163.28
  1997/11/30      17393.07                    37837.28
  1997/12/31      18187.18                    38486.95
  1998/01/31      16973.96                    38912.61
  1998/02/28      18154.09                    41718.99
  1998/03/31      19091.57                    43855.42
  1998/04/30      19400.39                    44296.61
  1998/05/31      18308.50                    43535.15
  1998/06/30      17922.48                    45303.55
  1998/07/31      16477.65                    44821.06
  1998/08/31      13249.62                    38340.83
IMATRL PRASUN   SHR__CHT 19980831 19980909 154656 R00000000000114

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Environmental Services Portfolio on June 29, 1989, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $13,250 - a 32.50% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $38,341 - a 283.41% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                      % OF FUND'S
                                      INVESTMENTS

BROWNING-FERRIS INDUSTRIES, INC.      6.4

OGDEN CORP.                           6.0

FLUOR CORP.                           5.9

WASTE MANAGEMENT, INC.                5.2

THERMO INSTRUMENT SYSTEMS, INC.       5.1

ALLIED WASTE INDUSTRIES, INC.         5.0

THERMO ELECTRON CORP.                 4.9

SAFETY-KLEEN CORP.                    4.5

EASTERN ENVIRONMENTAL SERVICES, INC.  4.4

UNITED STATES FILTER CORP.            4.2

TOP INDUSTRIES AS OF AUGUST 31, 1998
REFUSE SYSTEMS 31.5%
POLLUTION EQUIPMENT & DESIGN 14.1%
LABORATORY ANALYTICAL
INSTRUMENTS 7.1%
ARCHITECTS & ENGINEERS 5.9%
HAZARDOUS WASTE MANAGEMENT 5.6%
ALL OTHERS 35.8%
ROW: 1, COL: 1, VALUE: 35.8
ROW: 1, COL: 2, VALUE: 5.6
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 7.1
ROW: 1, COL: 5, VALUE: 14.1
ROW: 1, COL: 6, VALUE: 31.5
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

ENVIRONMENTAL SERVICES PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Steven Buller)
(photograph of Subrata Ghose)

NOTE TO SHAREHOLDERS: The following is an interview with Steven Buller
(left), who managed Fidelity Select Environmental Services Portfolio during the period covered by this report, with additional comments from Subrata Ghose, who will become manager of the fund on October 1, 1998.
Q. HOW DID THE FUND PERFORM, STEVE?
S.B. It was a difficult period for environmental services stocks. For the six months that ended August 31, 1998, the fund returned -26.97%. This trailed the Standard & Poor's 500 Index, which returned -8.10% during the same period. Also, beginning this period, the fund is comparing its performance to that of the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% for the six months that ended August 31, 1998. For the 12 months that ended August 31, 1998, the fund returned -24.59%, while the S&P 500 and Goldman Sachs index returned 8.10% and -10.45%, respectively.
Q. WHAT FACTORS CAUSED THE FUND TO PERFORM AS IT DID?
S.B. Two of the largest sub-sectors of the environmental services group - the solid waste and environmental instrumentation industries - registered disappointing performances. While solid waste companies typically have minimal international exposure, fears of a worldwide recession toward the end of the period caused some of these stocks - such as Waste Management and Allied Waste - to pull back some. Environmental instrumentation companies - those that manufacture instruments designed to aid environmental research, such as devices for detecting hazardous material and measuring toxicity - performed poorly due in large part to their exposure to Southeast Asia and a strong U.S. dollar. Many of these companies derive close to 12% to 15% of their yearly revenues from that part of the world, and continued economic tumult in Asia hurt the fund's two largest instrumentation holdings, Thermo Instrument and Thermo Electron. Together, these two stocks accounted for approximately 10% of the fund's assets at the end of the period. The fund's water filtration and purification-related positions - including United States Filter Corp. - also were hurt by the troubles in Asia.
Q. YOU BUMPED UP THE FUND'S EXPOSURE TO CONSTRUCTION-RELATED STOCKS. WAS THERE A SPECIFIC REASON?
S.B. The fund's stake in Fluor - an environmental construction company
- accounted for much of this increase. When someone wants to build a water treatment facility, a company such as Fluor comes in and provides construction and engineering services for the project. While Fluor does have a high degree of business exposure to Asia, and thus didn't perform well during the period, my research indicated that the company's turnaround story with new management was on track.
Q. WHICH INDIVIDUAL POSITIONS PERFORMED WELL?
S.B. They were few and far between during the period, but good performers included Allied Waste - which benefited from good earnings growth and strong profit margins - and Eastern Environmental, which was acquired by Waste Management during the period. I sold some of the fund's stake in Allied Waste to lock in gains. In addition, KTI, Inc., a waste-to-energy plant, also produced positive results.
Q. TURNING TO YOU, SUBRATA, WHAT SORTS OF CHANGES WILL YOU MAKE TO THE
PORTFOLIO?
S.G. My approach will be similar to Steve's, but I may make some minor adjustments. The solid waste group - I feel - consists of many good growth companies with strong earnings power. However, with fears of a global recession creeping up on investors, some of the solid waste companies may be hurt. In a recession-free economy, I may look to some of the smaller companies within this group, mostly because many offer faster growth and may be merger candidates. If we do see signs of a recession though, I may look to larger companies with strong cash flows and those for which acquisitions account for a small portion of this growth. In terms of the instrumentation and the water purification and filtration companies, short-term business prospects appear shaky due to business exposure to Asia. Some of these companies, though, are restructuring and this could have positive long-term effects.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: June 29, 1989
FUND NUMBER: 516
TRADING SYMBOL: FSLEX
SIZE: as of August 31, 1998, more than
$16 million
MANAGER: Subrata Ghose, effective October 1,
1998; analyst, environmental services industry,
1997-present; gas, electric and water
industries,1997-1998; joined Fidelity in 1995

ENVIRONMENTAL SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.9%
 SHARES VALUE (NOTE 1)
BUILDING MATERIALS - 0.2%
AIR-CONDITIONING EQUIPMENT - 0.2%
Thermo Power Corp. (a)  4,700 $ 39,950
CHEMICALS & PLASTICS - 1.7%
CHEMICALS - 1.7%
Catalytica, Inc.   27,000  278,438
CONSTRUCTION - 3.8%
Jacobs Engineering Group, Inc. (a)  24,300  619,650
DRUGS & PHARMACEUTICALS - 1.4%
COMMERCIAL LABORATORY RESEARCH - 1.4%
Thermotrex Corp. (a)  15,000  223,125
ELECTRONIC INSTRUMENTS - 13.0%
INDUSTRIAL MEASUREMENT INSTRUMENTS - 1.0%
TSI, Inc.   10,000  80,000
Thermedics Detection, Inc. (a)  9,000  72,563
  152,563
LABORATORY ANALYTICAL INSTRUMENTS - 7.1%
Thermo Instrument Systems, Inc. (a)  54,200  826,550
Thermoquest Corp. (a)  48,200  337,400
  1,163,950
MEASURING INSTRUMENTS - 4.9%
Thermo Electron Corp. (a)  49,050  797,063
TOTAL ELECTRONIC INSTRUMENTS   2,113,576
ENERGY SERVICES - 2.0%
OIL & GAS SERVICES - 2.0%
Newpark Resources, Inc. (a)  58,700  333,856
ENGINEERING - 8.8%
ARCHITECTS & ENGINEERS - 5.9%
Fluor Corp.   24,300  961,369
SPECIAL CONTRACTORS - 2.9%
Foster Wheeler Corp.   37,800  465,413
TOTAL ENGINEERING   1,426,782
INDUSTRIAL MACHINERY & EQUIPMENT - 7.4%
GENERAL INDUSTRIAL MACHINERY - 4.9%
Osmonics, Inc. (a)  10,700  117,700
United States Filter Corp. (a)  37,800  680,400
  798,100
SERVICE INDUSTRY MACHINERY, NEC - 2.1%
Ionics, Inc. (a)  14,200  348,788
VENDING & SERVICE MACHINERY - 0.4%
Waterlink, Inc. (a)  11,600  58,725
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   1,205,613
MEDICAL EQUIPMENT & SUPPLIES - 1.7%
MEDICAL TECHNOLOGY - 1.7%
Thermedics, Inc. (a)  30,500  282,125
METALS & MINING - 1.1%
SECONDARY NONFERROUS SMELTING - 1.1%
IMCO Recycling, Inc.   15,000  181,875
POLLUTION CONTROL - 51.2%
HAZARDOUS WASTE MANAGEMENT - 5.6%
International Technology Corp. (a)  8,000  46,000
Safety-Kleen Corp. (a)  250,600  736,138
Stericycle, Inc. (a)  9,000  138,375
  920,513

 SHARES VALUE (NOTE 1)
POLLUTION EQUIPMENT & DESIGN - 14.1%
Calgon Carbon Corp.   32,100 $ 198,619
Dames & Moore, Inc.   15,000  178,125
Flanders Corp. (a)  23,500  92,531
Instituform Technologies, Inc. (a)  25,200  311,850
Ogden Corp.   42,100  970,926
TETRA Technologies, Inc. (a)  12,000  152,250
Tetra Tech, Inc.   19,000  396,625
  2,300,926
REFUSE SYSTEMS - 31.5%
Allied Waste Industries, Inc. (a)  43,300  822,700
American Disposal Services, Inc. (a)  21,400  627,288
Browning-Ferris Industries, Inc.   31,900  1,036,750
Casella Waste Systems, Inc. Class A  9,300  233,663
Eastern Environmental Services, Inc. (a)  27,900  718,425
Superior Services, Inc. (a)  25,900  644,263
Waste Industries, Inc. (a)  9,700  208,550
Waste Management, Inc.   19,112  843,317
  5,134,956
TOTAL POLLUTION CONTROL   8,356,395
SERVICES - 0.6%
REPAIR SERVICES - 0.6%
American ECO Corp. (a)  33,800  90,507
TOTAL COMMON STOCKS
 (Cost $21,613,142)   15,151,892
CASH EQUIVALENTS - 7.1%
Taxable Central Cash Fund (b)
 (Cost $1,151,426)  1,151,426  1,151,426
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $22,764,568)  $ 16,303,318

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $12,643,001 and $15,419,306, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,734 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $22,908,439. Net unrealized depreciation aggregated $6,605,121, of which $179,051 related to appreciated investment securities and $6,784,172 related to depreciated investment securities.
At February 28, 1998, the fund had a capital loss carryforward of approximately $185,000, which will expire on February 28, 2005.

ENVIRONMENTAL SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                  $ 16,303,318
SECURITIES, AT
VALUE
(COST
$22,764,568
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                  4,148
FUND SHARES
SOLD

DIVIDENDS                       7,938
RECEIVABLE

INTEREST                        4,393
RECEIVABLE

REDEMPTION FEES                 75
RECEIVABLE

 TOTAL ASSETS                   16,319,872

LIABILITIES

PAYABLE TO           $ 32,805
CUSTODIAN
BANK

PAYABLE FOR           130,142
FUND SHARES
REDEEMED

ACCRUED               9,493
MANAGEMENT
FEE

OTHER PAYABLES        40,066
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES              212,506

NET ASSETS                     $ 16,107,366

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                $ 20,853,269

ACCUMULATED                     (136,897)
NET INVESTMENT
LOSS

ACCUMULATED                     1,852,244
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                  (6,461,250)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                $ 16,107,366
1,340,231
SHARES
OUTSTANDING

NET ASSET                       $12.02
VALUE AND
REDEMPTION
PRICE PER
SHARE
($16,107,36
6 (DIVIDED BY)
1,340,231
SHARES)

MAXIMUM                         $12.39
OFFERING PRICE
PER SHARE
(100/97.00
OF $12.02)

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                             $ 74,371
DIVIDENDS

INTEREST                                                                       46,349

 TOTAL INCOME                                                                  120,720

EXPENSES

MANAGEMENT FEE                                                    $ 70,840

TRANSFER AGENT FEES                                                125,119

ACCOUNTING FEES AND EXPENSES                                       30,329

NON-INTERESTED TRUSTEES' COMPENSATION                              92

CUSTODIAN FEES AND EXPENSES                                        4,888

REGISTRATION FEES                                                  10,163

AUDIT                                                              10,048

LEGAL                                                              77

REPORTS TO SHAREHOLDERS                                            8,356

 TOTAL EXPENSES BEFORE REDUCTIONS                                  259,912

 EXPENSE REDUCTIONS                                                (2,295)     257,617

NET INVESTMENT INCOME (LOSS)                                                   (136,897)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                             2,205,670

 FOREIGN CURRENCY TRANSACTIONS                                     1,283       2,206,953

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                           (8,126,680)
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                (5,919,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (6,056,624)

OTHER INFORMATION                                                             $ 13,208
SALES CHARGES PAID TO FDC

 SALES CHARGES - RETAINED BY FDC                                              $ 13,208

 DEFERRED SALES CHARGES WITHHELD                                              $ 3,656
 BY FDC

 EXCHANGE FEES WITHHELD BY FSC                                                $ 4,178

 EXPENSE REDUCTIONS                                                           $ 2,149
 DIRECTED BROKERAGE ARRANGEMENTS

  CUSTODIAN CREDITS                                                            146

                                                                              $ 2,295


STATEMENT OF CHANGES IN NET ASSETS
INCREASE          SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN     AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS        (UNAUDITED)       1998

OPERATIONS        $ (136,897)       $ (233,737)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED      2,206,953         491,329
GAIN (LOSS)

 CHANGE IN NET     (8,126,680)       2,816,729
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE      (6,056,624)       3,074,321
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

SHARE              4,398,511         19,043,654
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 COST OF SHARES    (7,433,286)       (29,500,558)
REDEEMED

 NET INCREASE      (3,034,775)       (10,456,904)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION        15,541            40,370
FEES

  TOTAL            (9,075,858)       (7,342,213)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF      25,183,224        32,525,437
PERIOD

 END OF PERIOD    $ 16,107,366      $ 25,183,224
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$136,897
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD              257,486           1,183,759

 REDEEMED          (447,278)         (1,896,214)

 NET INCREASE      (189,792)         (712,455)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS



                         SIX MONTHS   YEARS ENDED FEBRUARY 28,            YEAR ENDED    YEARS ENDED FEBRUARY 28,
                         ENDED                                            FEBRUARY 29,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998                      1997      1996          1995                      1994
PER-SHARE
DATA

NET ASSET VALUE,         $ 16.46      $ 14.50                   $ 12.42   $ 10.27       $ 11.93                   $ 11.36
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                      (.09)        (.13)                     (.08)     (.17)         (.14)                     (.11)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED             (4.36)       2.07                      2.04      2.95          (1.53)                    .67
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (4.45)       1.94                      1.96      2.78          (1.67)                    .56
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                 -            -                         -         (.65)         -                         -
REALIZED GAIN

 IN EXCESS OF             -            -                         (.02)     -             -                         -
NET REALIZED
GAIN

 TOTAL                   -            -                         (.02)     (.65)         -                         -
DISTRIBUTIONS

REDEMPTION FEES          .01          .02                       .14       .02           .01                       .01
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,         $ 12.02      $ 16.46                   $ 14.50   $ 12.42       $ 10.27                   $ 11.93
END OF PERIOD

TOTAL RETURN B, C        (26.97)%     13.52%                    16.93%    27.49%        (13.91)%                  5.02%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END          $ 16,107     $ 25,183                  $ 32,525  $ 27,587      $ 31,270                  $ 65,956
OF PERIOD
(000 OMITTED)

RATIO OF                 2.12% A      2.23%                     2.18%     2.36%         2.04%                     2.07%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                 2.10% A, E   2.22% E                   2.11% E   2.32% E       2.01% E                   2.03% E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET              (1.12)% A    (.84)%                    (.59)%    (1.43)%       (1.32)%                   (1.02)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                 114% A       59%                       252%      138%          82%                       191%
TURNOVER RATE

AVERAGE                  $ .0356      $ .0313                   $ .0348
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.


INDUSTRIAL EQUIPMENT PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998              MONTHS   YEAR     YEARS    YEARS

SELECT INDUSTRIAL EQUIPMENT  -15.63%  -13.43%  92.26%   273.70%

SELECT INDUSTRIAL EQUIPMENT  -18.23%  -16.10%  86.42%   262.42%
(LOAD ADJ.)

S&P 500                      -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES       -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                PAST 1   PAST 5  PAST 10
AUGUST 31, 1998              YEAR     YEARS   YEARS

SELECT INDUSTRIAL EQUIPMENT  -13.43%  13.97%  14.09%

SELECT INDUSTRIAL EQUIPMENT  -16.10%  13.27%  13.74%
(LOAD ADJ.)

S&P 500                      8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES       -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark) UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Industrial Equipment        S&P 500
             00510                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9880.93                    10426.00
  1988/10/31       9720.10                    10715.84
  1988/11/30       9408.50                    10562.61
  1988/12/31       9911.09                    10747.45
  1989/01/31      10634.82                    11534.17
  1989/02/28      10212.64                    11246.96
  1989/03/31      10363.42                    11509.02
  1989/04/30      11107.25                    12106.34
  1989/05/31      11710.36                    12596.64
  1989/06/30      11207.77                    12524.84
  1989/07/31      11921.45                    13655.84
  1989/08/31      12142.59                    13923.49
  1989/09/30      11971.71                    13866.40
  1989/10/31      11177.62                    13544.70
  1989/11/30      11489.22                    13821.02
  1989/12/31      11690.26                    14152.72
  1990/01/31      11298.24                    13203.07
  1990/02/28      11871.19                    13373.39
  1990/03/31      12574.82                    13727.79
  1990/04/30      12474.30                    13384.59
  1990/05/31      13630.26                    14689.59
  1990/06/30      13388.00                    14589.70
  1990/07/31      13135.02                    14543.01
  1990/08/31      10969.46                    13228.33
  1990/09/30       9481.90                    12584.11
  1990/10/31       9228.92                    12529.99
  1990/11/30       9532.50                    13339.43
  1990/12/31       9876.56                    13711.60
  1991/01/31      10928.98                    14309.43
  1991/02/28      11961.16                    15332.55
  1991/03/31      11859.97                    15703.60
  1991/04/30      11738.53                    15741.29
  1991/05/31      12234.39                    16421.31
  1991/06/30      11839.42                    15669.22
  1991/07/31      11940.70                    16399.40
  1991/08/31      12123.00                    16788.07
  1991/09/30      12406.58                    16507.71
  1991/10/31      12335.68                    16728.91
  1991/11/30      11748.27                    16054.73
  1991/12/31      12527.47                    17891.40
  1992/01/31      13651.47                    17558.62
  1992/02/29      14622.19                    17786.88
  1992/03/31      14193.03                    17440.03
  1992/04/30      14193.03                    17952.77
  1992/05/31      14305.43                    18040.74
  1992/06/30      13426.67                    17771.93
  1992/07/31      13549.29                    18498.80
  1992/08/31      12844.23                    18119.58
  1992/09/30      13109.90                    18333.39
  1992/10/31      13058.81                    18397.56
  1992/11/30      13682.12                    19024.91
  1992/12/31      13947.79                    19258.92
  1993/01/31      14601.76                    19420.70
  1993/02/28      15368.12                    19684.82
  1993/03/31      15644.01                    20100.17
  1993/04/30      16359.75                    19613.74
  1993/05/31      17177.74                    20139.39
  1993/06/30      17402.69                    20197.79
  1993/07/31      17648.09                    20117.00
  1993/08/31      18854.62                    20879.44
  1993/09/30      18639.90                    20718.67
  1993/10/31      19263.61                    21147.54
  1993/11/30      19243.16                    20946.64
  1993/12/31      19991.22                    21200.10
  1994/01/31      20931.25                    21920.90
  1994/02/28      21526.60                    21326.84
  1994/03/31      20283.68                    20396.99
  1994/04/30      20100.09                    20658.07
  1994/05/31      19689.24                    20996.87
  1994/06/30      18677.92                    20482.44
  1994/07/31      19562.83                    21154.27
  1994/08/31      20953.40                    22021.59
  1994/09/30      21016.61                    21482.06
  1994/10/31      21279.97                    21965.41
  1994/11/30      20247.58                    21165.43
  1994/12/31      20616.29                    21479.31
  1995/01/31      20500.41                    22036.27
  1995/02/28      21111.42                    22895.02
  1995/03/31      22860.17                    23570.66
  1995/04/30      23934.97                    24264.81
  1995/05/31      24419.79                    25234.68
  1995/06/30      25347.25                    25820.88
  1995/07/31      27729.16                    26677.10
  1995/08/31      27191.65                    26744.06
  1995/09/30      25948.00                    27872.66
  1995/10/31      25895.30                    27773.15
  1995/11/30      26780.61                    28992.39
  1995/12/31      26350.53                    29550.79
  1996/01/31      27409.16                    30556.70
  1996/02/29      28893.53                    30839.96
  1996/03/31      29100.65                    31136.95
  1996/04/30      29635.31                    31595.90
  1996/05/31      29850.67                    32410.76
  1996/06/30      29719.06                    32534.25
  1996/07/31      28235.50                    31096.88
  1996/08/31      29455.85                    31752.72
  1996/09/30      30855.66                    33539.76
  1996/10/31      30664.23                    34464.79
  1996/11/30      33152.78                    37069.98
  1996/12/31      33388.87                    36335.62
  1997/01/31      34580.85                    38605.87
  1997/02/28      34165.66                    38908.54
  1997/03/31      32786.18                    37309.79
  1997/04/30      33981.55                    39537.19
  1997/05/31      36999.56                    41944.21
  1997/06/30      39306.59                    43823.31
  1997/07/31      42135.97                    47310.33
  1997/08/31      41874.79                    44660.01
  1997/09/30      42977.52                    47106.04
  1997/10/31      39625.80                    45532.69
  1997/11/30      39553.25                    47640.40
  1997/12/31      39582.27                    48458.39
  1998/01/31      38869.23                    48994.34
  1998/02/28      42965.09                    52527.81
  1998/03/31      45916.76                    55217.76
  1998/04/30      47077.53                    55773.25
  1998/05/31      45419.29                    54814.51
  1998/06/30      45236.88                    57041.07
  1998/07/31      43595.22                    56433.58
  1998/08/31      36242.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980918 161518 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Equipment Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $36,242 - a 262.42% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                               % OF FUND'S
                               INVESTMENTS

TYCO INTERNATIONAL LTD.        7.4

GENERAL ELECTRIC CO.           7.1

PITNEY BOWES, INC.             6.6

EMERSON ELECTRIC CO.           6.1

DEKALB GENETICS CORP. CLASS B  5.6

XEROX CORP.                    3.9

HONEYWELL, INC.                3.8

INGERSOLL-RAND CO.             3.2

ILLINOIS TOOL WORKS, INC.      2.9

CATERPILLAR, INC.              2.5

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 42.8
ROW: 1, COL: 2, VALUE: 4.5
ROW: 1, COL: 3, VALUE: 6.6
ROW: 1, COL: 4, VALUE: 10.5
ROW: 1, COL: 5, VALUE: 16.7
ROW: 1, COL: 6, VALUE: 18.9
ELECTRICAL MACHINERY 18.9%
GENERAL INDUSTRIAL MACHINERY 16.7%
OFFICE AUTOMATION 10.5%
CROPS 6.6%
TELEPHONE SERVICES 4.5%
ALL OTHERS 42.8%
 *
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

INDUSTRIAL EQUIPMENT PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Simon Wolf)

Simon Wolf,
Portfolio Manager of Fidelity Select Industrial Equipment Portfolio
Q. HOW DID THE FUND PERFORM, SIMON?
A. For the six months that ended on August 31, 1998, the fund had a total return of -15.63%. For the 12-month period, it returned -13.43%. For the same periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. WHAT WERE THE KEY FACTORS BEHIND THE FUND'S PERFORMANCE DURING THE PAST SIX MONTHS?
A. Performance reflected the general uncertainty surrounding world economic conditions that grew as the six-month period progressed. This uncertainty caused cyclical stocks, especially machinery and industrial equipment companies, to fall earlier and faster than the overall market. The six-month period began on an optimistic note, as companies reported good earnings for the first quarter of 1998. These earnings reports led people to believe that the U.S. economy would be shielded from the effects of the Asian economic crisis. In the ensuing months, evidence mounted that the first quarter earnings were an aberration, and that the second and third quarters would experience more moderate growth. July and August saw a further deterioration as investors speculated that the slow earnings growth in the second quarter might be signaling an oncoming global economic depression.
Q. WHAT TYPES OF INDUSTRIAL EQUIPMENT COMPANIES WERE MOST AFFECTED BY THE EVIDENCE OF A SLOWDOWN?
A. Companies involved in industrial production - the manufacturers of valves, welding equipment, fasteners, pumps and so forth - were most affected. Illinois Tool Works is an example of a fund investment that was among the harder hit companies. Agricultural equipment stocks did poorly as a fall-off in demand for agricultural products in Russia and Asia coincided with bumper crops throughout the world. This drove commodity prices to 10-year lows and lowered farm income, which reduced agricultural equipment purchases. The fund did not own significant positions in any of these stocks.
Q. WHAT COMPANIES HELPED OR HURT PERFORMANCE?
A. I tried to emphasize steady growth companies less affected by the business cycle, and that helped somewhat. Among the relatively better performers were growth companies such as Tyco International, Pitney Bowes, and General Electric. I also focused on companies that I believed had a more valuable franchise than reflected in the stock prices. A good example is DEKALB Genetics Corp., an agricultural seed company that is being purchased by Monsanto. United Rentals, an equipment rental company that was acquiring smaller firms, also performed well for the fund. Unfortunately, there were also disappointments which included two satellite companies, Loral and COMSAT. Satellite companies fell into disfavor after three unsuccessful launch attempts highlighted the deployment risks associated with these companies. I believe COMSAT was unduly discounted given that all of its satellites have already been launched successfully. Another disappointment was Honeywell, whose stock suffered as slowing orders materialized in its process controls businesses.
Q. WHAT IS YOUR OUTLOOK?
A. I believe it will be a very tough investment environment, highlighted by continued volatility as investors sort out incremental evidence about whether we are heading into a world recession or whether we are just passing through a temporary slowdown. In this environment, I intend to continue to focus on more defensive stocks, which tend to be the steady growth companies. I will not ignore, however, companies that I believe have very strong franchises or asset values when compared to their current stock prices.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 510
TRADING SYMBOL: FSCGX
SIZE: as of August 31, 1998, more than
$33 million
MANAGER: Simon Wolf, since 1997; research analyst, industrial and electrical equipment industries, since 1997; joined Fidelity in 1996

INDUSTRIAL EQUIPMENT PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.9%
AIRCRAFT & PARTS - 0.9%
Textron, Inc.   5,000 $ 313,750
AIRCRAFT ENGINES & PARTS - 1.0%
AlliedSignal, Inc.   10,000  343,125
TOTAL AEROSPACE & DEFENSE   656,875
AGRICULTURE - 6.6%
CROPS - 6.6%
DEKALB Genetics Corp. Class B  22,000  1,905,750
Delta & Pine Land Co.   7,500  322,031
  2,227,781
BROADCASTING - 2.2%
TELEVISION BROADCASTING - 2.2%
CBS Corp.   28,600  743,600
BUILDING MATERIALS - 2.6%
AIR-CONDITIONING EQUIPMENT - 1.8%
American Standard Companies, Inc. (a)  10,000  391,250
York International Corp.   6,000  207,750
  599,000
PAVING, ROOFING & SIDING - 0.8%
Owens Corning  7,500  262,969
TOTAL BUILDING MATERIALS   861,969
CHEMICALS & PLASTICS - 3.6%
CHEMICALS - 1.6%
MacDermid, Inc.   13,000  360,750
Tredegar Industries, Inc.   12,000  193,500
  554,250
PLASTICS, NEC - 2.0%
Ivex Packaging Corp.   40,100  659,144
TOTAL CHEMICALS & PLASTICS   1,213,394
COMPUTER SERVICES & SOFTWARE - 1.0%
PREPACKAGED COMPUTER SOFTWARE - 1.0%
ModaCAD, Inc. (a)  25,000  331,250
COMPUTERS & OFFICE EQUIPMENT - 10.5%
OFFICE AUTOMATION - 10.5%
Pitney Bowes, Inc.   45,000  2,233,125
Xerox Corp.   15,000  1,317,188
  3,550,313
CONSUMER ELECTRONICS - 1.3%
APPLIANCES - 0.8%
Maytag Co.   6,000  258,750
WATCHES & CLOCKS - 0.5%
Movado Group, Inc.   10,000  178,125
TOTAL CONSUMER ELECTRONICS   436,875
ELECTRICAL EQUIPMENT - 26.7%
ELECTRICAL MACHINERY - 18.9%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  22,300  673,181
Emerson Electric Co.   36,000  2,052,000
General Electric Co.   30,000  2,400,000
Honeywell, Inc.   20,500  1,281,250
  6,406,431

 SHARES VALUE (NOTE 1)
ELECTRICAL TRANSMISSION EQUIPMENT - 0.4%
MagneTek, Inc. (a)  10,000 $ 130,000
ELECTRICAL, INDUSTRIAL APPARATUS - 1.7%
Baldor Electric Co.   11,866  243,995
Hubbell, Inc. Class B  9,000  321,750
  565,745
MOTORS & GENERATORS - 2.3%
AMETEK, Inc.   40,000  780,000
TV & RADIO COMMUNICATION EQUIPMENT - 1.6%
Loral Space & Communications Ltd. (a)  35,000  555,625
WIRING & LIGHTING - 1.8%
Genlyte Group, Inc. (a)  15,000  255,000
SLI, Inc. (a)  25,000  343,750
  598,750
TOTAL ELECTRICAL EQUIPMENT   9,036,551
ELECTRONIC INSTRUMENTS - 2.8%
INDUSTRIAL MEASUREMENT INSTRUMENTS - 0.7%
Elsag Bailey Process Automation NV (a)  10,000  213,125
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 2.1%
Applied Materials, Inc. (a)  20,000  491,250
KLA-Tencor Corp. (a)  8,500  180,625
Novellus Systems, Inc. (a)  1,800  47,925
  719,800
TOTAL ELECTRONIC INSTRUMENTS   932,925
ELECTRONICS - 0.5%
CONNECTORS - 0.5%
AMP, Inc.   5,000  178,438
ENERGY SERVICES - 0.8%
OIL & GAS SERVICES - 0.8%
Dresser Industries, Inc.   10,000  255,625
ENTERTAINMENT - 0.7%
MOTION PICTURE PRODUCTION - 0.7%
Tele-Communications, Inc.
 (TCI Ventures Group), Series A (a)  15,000  249,375
INDUSTRIAL MACHINERY & EQUIPMENT - 23.2%
ACCESS & MEASURING CUTTING TOOLS - 0.8%
MSC Industrial Direct, Inc. (a)  13,000  273,813
BALL & ROLLER BEARINGS - 0.7%
Kaydon Corp.   9,000  243,563
CONSTRUCTION EQUIPMENT - 2.5%
Caterpillar, Inc.   20,000  843,750
FARM MACHINERY & EQUIPMENT - 1.9%
Deere & Co.   10,000  329,375
Lindsay Manufacturing Co.   15,000  301,875
  631,250
GENERAL INDUSTRIAL MACHINERY - 16.7%
Cooper Industries, Inc.   13,600  578,850
Dover Corp.   9,900  269,775
Harnischfeger Industries, Inc.   7,500  120,469
Illinois Tool Works, Inc.   20,000  968,750
Ingersoll-Rand Co.   27,000  1,073,250
Manitowoc Co., Inc.   5,250  138,141
Tyco International Ltd.   45,000  2,497,500
  5,646,735
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
PUMPING EQUIPMENT - 0.6%
IDEX Corp.   10,000 $ 210,000
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   7,849,111
LEASING & RENTAL - 0.3%
MISCELLANEOUS EQUIPMENT RENTAL & LEASING - 0.3%
United Rentals, Inc.   6,000  117,000
MEDICAL EQUIPMENT & SUPPLIES - 0.9%
MEDICAL TECHNOLOGY - 0.9%
Pall Corp.   15,000  307,500
METALS & MINING - 1.9%
NONFERROUS ROLLING & DRAWING - 1.4%
Superior Telecom, Inc.   13,000  495,625
NONFERROUS WIRE - 0.5%
AFC Cable Systems, Inc. (a)  7,000  162,094
TOTAL METALS & MINING   657,719
PACKAGING & CONTAINERS - 0.9%
GLASS CONTAINERS - 0.9%
Owens-Illinois, Inc. (a)  10,000  311,875
PRINTING - 1.1%
PLATEMAKING, RELATED SERVICES - 1.1%
Schawk, Inc. Class A  25,300  374,756
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
MISCELLANEOUS NONDURABLE GOODS - WHOLESALE - 0.3%
AgriBioTech, Inc. (a)  10,000  86,250
SERVICES - 0.0%
BUSINESS SERVICES - 0.0%
Ritchie Brothers Auctioneers, Inc. (a)  100  2,363
TELEPHONE SERVICES - 4.5%
COMSAT Corp., Series 1  33,000  719,813
Qwest Communications
 International, Inc. (a)  11,661  291,520
WorldCom, Inc. (a)  12,500  511,719
  1,523,052
TOTAL COMMON STOCKS
 (Cost $31,464,864)   31,904,597
CASH EQUIVALENTS - 5.7%
Taxable Central Cash Fund (b)
 (Cost $1,932,613)  1,932,613  1,932,613
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $33,397,477)  $ 33,837,210
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $21,935,020 and $24,941,347, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $4,202 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $33,436,053. Net unrealized appreciation aggregated $401,157, of which $4,158,533 related to appreciated investment securities and $3,757,376 related to depreciated investment securities.

INDUSTRIAL EQUIPMENT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                   $ 33,837,210
SECURITIES, AT
VALUE
(COST
$33,397,477
) -
SEE
ACCOMPANYIN
G SCHEDULE

CASH                             20,372

RECEIVABLE FOR                   2,869
FUND SHARES
SOLD

DIVIDENDS                        46,995
RECEIVABLE

INTEREST                         9,463
RECEIVABLE

REDEMPTION FEES                  242
RECEIVABLE

OTHER                            13,550
RECEIVABLES

 TOTAL ASSETS                    33,930,701

LIABILITIES

PAYABLE FOR          $ 531,289
FUND SHARES
REDEEMED

ACCRUED               19,509
MANAGEMENT
FEE

OTHER PAYABLES        41,326
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES               592,124

NET ASSETS                      $ 33,338,577

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                 $ 30,113,197

ACCUMULATED                      (59,462)
NET INVESTMENT
LOSS

ACCUMULATED                      2,845,082
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                   439,760
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                 $ 33,338,577
1,525,141
SHARES
OUTSTANDING

NET ASSET                        $21.86
VALUE AND
REDEMPTION
PRICE PER
SHARE
($33,338,57
7 (DIVIDED BY)
1,525,141
SHARES)

MAXIMUM                          $22.54
OFFERING PRICE
PER SHARE
(100/97.00
OF $21.86)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                        $ 188,695
INCOME
DIVIDENDS

INTEREST                           104,015

 TOTAL INCOME                      292,710

EXPENSES

MANAGEMENT          $ 147,109
FEE

TRANSFER AGENT       139,441
FEES

ACCOUNTING FEES      30,359
AND EXPENSES

NON-INTERESTED       91
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       5,310
AND EXPENSES

REGISTRATION FEES    15,464

AUDIT                10,386

LEGAL                184

REPORTS TO           6,450
SHAREHOLDERS

 TOTAL EXPENSES      354,794
BEFORE
REDUCTIONS

 EXPENSE             (2,622)       352,172
REDUCTIONS

NET INVESTMENT                     (59,462)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          2,938,267
SECURITIES

 FOREIGN             486           2,938,753
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (9,014,435)
SECURITIES

 ASSETS AND          27            (9,014,408)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    (6,075,655)

NET INCREASE                      $ (6,135,117)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 17,879
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                    $ 17,162
- RETAINED BY
FDC

 DEFERRED SALES                   $ 521
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 8,670
WITHHELD BY
FSC

 EXPENSE                          $ 2,416
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        206
CREDITS

                                  $ 2,622

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (59,462)        $ (190,412)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       2,938,753         9,532,487
GAIN (LOSS)

 CHANGE IN NET      (9,014,408)       4,204,137
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (6,135,117)       13,546,212
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    -                 (59,949)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           -                 (11,693,964)
REALIZED GAIN

 TOTAL              -                 (11,753,913)
DISTRIBUTIONS

SHARE               15,279,048        24,781,618
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       -                 11,543,701
OF
DISTRIBUTIONS

 COST OF SHARES     (26,256,445)      (90,632,790)
REDEEMED

 NET INCREASE       (10,977,397)      (54,307,471)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         23,376            60,604
FEES

  TOTAL             (17,089,138)      (52,454,568)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       50,427,715        102,882,283
PERIOD

 END OF PERIOD     $ 33,338,577      $ 50,427,715
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$59,462 AND
$0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               544,961           934,187

 ISSUED IN          -                 497,967
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (965,727)         (3,519,270)

 NET INCREASE       (420,766)         (2,087,116)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                SIX MONTHS   YEARS ENDED               YEAR ENDED    YEARS ENDED
                                ENDED        FEBRUARY 28,              FEBRUARY 29,  FEBRUARY 28,
                                AUGUST 31,
                                1998

SELECTED                        (UNAUDITED)  1998          1997        1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,                $ 25.91      $ 25.51       $ 25.11     $ 20.04       $ 20.61       $ 15.04
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                             (.03)        (.08)         .06         .04           .01           -
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                    (4.03)       5.73          4.15        7.10          (.44)         5.92
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                      (4.06)       5.65          4.21        7.14          (.43)         5.92
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                        -            (.02)         (.04)       (.05)         (.01)         (.01)
INVESTMENT
INCOME

 FROM NET                        -            (5.26)        (3.84)      (2.05)        (.16)         (.40)
REALIZED GAIN

 TOTAL                           -            (5.28)        (3.88)      (2.10)        (.17)         (.41)
DISTRIBUTIONS

REDEMPTION FEES                  .01          .03           .07         .03           .03           .06
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,                $ 21.86      $ 25.91       $ 25.51     $ 25.11       $ 20.04       $ 20.61
END OF PERIOD

TOTAL RETURN B, C                (15.63)%     25.76%        18.25%      36.86%        (1.93)%       40.07%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                 $ 33,339     $ 50,428      $ 102,882   $ 137,520     $ 109,968     $ 206,012
OF PERIOD
(000 OMITTED)

RATIO OF                         1.39% A      1.67%         1.51%       1.54%         1.80%         1.69%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                         1.38% A, E   1.60%  E      1.44%   E   1.53%  E      1.78%  E      1.68%  E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                     (.23)%  A    (.32)%        .25%        .19%          .06%          .01%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                        98% A        115%          261%        115%          131%          95%
TURNOVER RATE

AVERAGE                         $ .0420      $ .0386       $ .0401
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN (SEE NOTE 8
OF NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FMR
OR THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE
FUND'S EXPENSES (SEE NOTE
8 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND
IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE
PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD
AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.


INDUSTRIAL MATERIALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998              MONTHS   YEAR     YEARS    YEARS

SELECT INDUSTRIAL MATERIALS  -25.80%  -26.99%  24.66%   92.08%

SELECT INDUSTRIAL MATERIALS  -28.10%  -29.25%  20.85%   86.25%
(LOAD ADJ.)

S&P 500                      -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES       -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                PAST 1   PAST 5  PAST 10
AUGUST 31, 1998              YEAR     YEARS   YEARS

SELECT INDUSTRIAL MATERIALS  -26.99%  4.51%   6.75%

SELECT INDUSTRIAL MATERIALS  -29.25%  3.86%   6.42%
(LOAD ADJ.)

S&P 500                      8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES       -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Industrial Materials        S&P 500
             00509                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9782.33                    10426.00
  1988/10/31       9602.70                    10715.84
  1988/11/30       9512.89                    10562.61
  1988/12/31      10095.74                    10747.45
  1989/01/31      10704.37                    11534.17
  1989/02/28      10240.29                    11246.96
  1989/03/31      10133.78                    11509.02
  1989/04/30      10445.70                    12106.34
  1989/05/31      10582.64                    12596.64
  1989/06/30       9966.40                    12524.84
  1989/07/31      10864.14                    13655.84
  1989/08/31      11731.44                    13923.49
  1989/09/30      11016.30                    13866.40
  1989/10/31      10110.95                    13544.70
  1989/11/30      10255.50                    13821.02
  1989/12/31      10544.60                    14152.72
  1990/01/31       9738.16                    13203.07
  1990/02/28       9905.54                    13373.39
  1990/03/31      10194.64                    13727.79
  1990/04/30       9456.67                    13384.59
  1990/05/31      10027.26                    14689.59
  1990/06/30       9920.85                    14589.70
  1990/07/31       9803.77                    14543.01
  1990/08/31       8671.96                    13228.33
  1990/09/30       8055.33                    12584.11
  1990/10/31       7961.66                    12529.99
  1990/11/30       8383.16                    13339.43
  1990/12/31       8734.41                    13711.60
  1991/01/31       9046.63                    14309.43
  1991/02/28       9710.10                    15332.55
  1991/03/31       9842.80                    15703.60
  1991/04/30       9858.41                    15741.29
  1991/05/31      10701.41                    16421.31
  1991/06/30      10584.29                    15669.22
  1991/07/31      11007.66                    16399.40
  1991/08/31      11266.39                    16788.07
  1991/09/30      11117.42                    16507.71
  1991/10/31      11595.68                    16728.91
  1991/11/30      10670.53                    16054.73
  1991/12/31      11862.24                    17891.40
  1992/01/31      12379.70                    17558.62
  1992/02/29      12983.40                    17786.88
  1992/03/31      12756.03                    17440.03
  1992/04/30      13422.45                    17952.77
  1992/05/31      13579.25                    18040.74
  1992/06/30      13249.65                    17771.93
  1992/07/31      13547.74                    18498.80
  1992/08/31      12692.67                    18119.58
  1992/09/30      12520.09                    18333.39
  1992/10/31      12661.30                    18397.56
  1992/11/30      13131.98                    19024.91
  1992/12/31      13329.45                    19258.92
  1993/01/31      13613.06                    19420.70
  1993/02/28      13739.10                    19684.82
  1993/03/31      13967.56                    20100.17
  1993/04/30      13762.74                    19613.74
  1993/05/31      14329.95                    20139.39
  1993/06/30      14369.08                    20197.79
  1993/07/31      14566.67                    20117.00
  1993/08/31      14946.06                    20879.44
  1993/09/30      14479.73                    20718.67
  1993/10/31      15333.34                    21147.54
  1993/11/30      15538.84                    20946.64
  1993/12/31      16179.05                    21200.10
  1994/01/31      17491.07                    21920.90
  1994/02/28      17127.50                    21326.84
  1994/03/31      16645.37                    20396.99
  1994/04/30      17270.13                    20658.07
  1994/05/31      17444.42                    20996.87
  1994/06/30      17262.21                    20482.44
  1994/07/31      17903.90                    21154.27
  1994/08/31      18870.39                    22021.59
  1994/09/30      18632.73                    21482.06
  1994/10/31      18387.15                    21965.41
  1994/11/30      17087.93                    21165.43
  1994/12/31      17504.74                    21479.31
  1995/01/31      17010.52                    22036.27
  1995/02/28      18437.37                    22895.02
  1995/03/31      18859.84                    23570.66
  1995/04/30      18947.18                    24264.81
  1995/05/31      18755.55                    25234.68
  1995/06/30      19593.92                    25820.88
  1995/07/31      21286.63                    26677.10
  1995/08/31      21230.74                    26744.06
  1995/09/30      20631.90                    27872.66
  1995/10/31      19434.23                    27773.15
  1995/11/30      21222.75                    28992.39
  1995/12/31      20198.70                    29550.79
  1996/01/31      20511.42                    30556.70
  1996/02/29      20904.33                    30839.96
  1996/03/31      21962.78                    31136.95
  1996/04/30      22477.43                    31595.90
  1996/05/31      22339.03                    32410.76
  1996/06/30      21598.20                    32534.25
  1996/07/31      20702.68                    31096.88
  1996/08/31      21826.15                    31752.72
  1996/09/30      22306.47                    33539.76
  1996/10/31      22257.62                    34464.79
  1996/11/30      22933.33                    37069.98
  1996/12/31      23029.27                    36335.62
  1997/01/31      23131.47                    38605.87
  1997/02/28      23557.30                    38908.54
  1997/03/31      21990.22                    37309.79
  1997/04/30      22050.06                    39537.19
  1997/05/31      23447.28                    41944.21
  1997/06/30      23373.25                    43823.31
  1997/07/31      25418.18                    47310.33
  1997/08/31      25519.96                    44660.01
  1997/09/30      26186.18                    47106.04
  1997/10/31      24159.76                    45532.69
  1997/11/30      23872.92                    47640.40
  1997/12/31      23433.28                    48458.39
  1998/01/31      23875.22                    48994.34
  1998/02/28      25110.67                    52527.81
  1998/03/31      26336.07                    55217.76
  1998/04/30      26577.13                    55773.25
  1998/05/31      25271.38                    54814.51
  1998/06/30      24005.80                    57041.07
  1998/07/31      22308.32                    56433.58
  1998/08/31      18625.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980925 112925 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Industrial Materials Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $18,625 - a 86.25% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                    % OF FUND'S
                                    INVESTMENTS

MONSANTO CO.                        8.4

DU PONT (E.I.) DE NEMOURS & CO.     6.3

KIMBERLY-CLARK CORP.                5.6

OWENS-ILLINOIS, INC.                5.2

RYERSON TULL, INC. CLASS A          4.8

ALUMINUM CO. OF AMERICA             4.3

CYTEC INDUSTRIES, INC.              4.2

BURLINGTON NORTHERN SANTA FE CORP.  3.9

MASCO CORP.                         3.2

AIR PRODUCTS & CHEMICALS, INC.      2.8

TOP INDUSTRIES AS OF AUGUST 31, 1998
CHEMICALS 21.4%
RAILROADS 13.2%
PAPER 8.8%
GLASS CONTAINERS 5.2%
METALS SERVICE CENTERS -
WHOLESALE 4.8%
ALL OTHERS 46.6%
ROW: 1, COL: 1, VALUE: 46.6
ROW: 1, COL: 2, VALUE: 4.8
ROW: 1, COL: 3, VALUE: 5.2
ROW: 1, COL: 4, VALUE: 8.800000000000001
ROW: 1, COL: 5, VALUE: 13.2
ROW: 1, COL: 6, VALUE: 21.4
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

INDUSTRIAL MATERIALS PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Peter Hirsch)
(photograph of James Catudal)

NOTE TO SHAREHOLDERS: On September 1, 1998, after the end of the period covered by this report,
Peter Hirsch (right) became Portfolio Manager of Fidelity Select Industrial Materials Portfolio. The following is an interview with James Catudal, who managed the fund during the period, and Peter Hirsch, who adds his outlook.
Q. HOW DID THE FUND PERFORM, JIM?
J.C. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -25.80% and -26.99%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% and -10.45% over the same periods, respectively.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S WEAK PERFORMANCE RELATIVE TO THE INDEXES?
J.C. As a result of the slowdown in most Asian economies, there was less demand for virtually all global commodities. Whether you're talking about steel, paper, chemicals, plastics, copper, nickel or precious metals, prices were weak. Consequently, the fund fared worse than the broader market as reflected in the S&P 500. The Goldman Sachs Cyclical Industries Index contains a mix of industrial materials stocks and stocks from industries with a more domestic orientation, such as automotive and industrial equipment manufacturing. Domestically oriented stocks were more insulated from the deflationary impact of the Asian crisis, enabling the Goldman Sachs Cyclical Industries Index to outperform the fund.
Q. HOW DID YOU MANAGE THE FUND AGAINST THAT DIFFICULT BACKDROP?
J.C. I focused on companies with strong management and solid long-term growth prospects that are poised to benefit when commodity prices turn up again. In many cases, these were companies that make specialty products whose price is not determined solely by commodity prices. In addition, where possible, I tried to invest in companies with limited Asian exposure.
Q. WHAT STOCKS PERFORMED WELL FOR THE FUND?
J.C. Monsanto - the fund's largest holding at the end of the period - was one of the better performers. Investors responded positively to the anticipated merger with American Home Products and Monsanto's ongoing transformation from a chemical company to a life sciences company that produces food ingredients, pharmaceuticals and agricultural products. Alumax was bought by Aluminum Co. of America, and the former's stock responded with some strength that helped performance. Another relatively helpful stock was Inland Steel Industries, which strengthened when the company sold its steel business and used the proceeds to repurchase about half of its outstanding shares.
Q. WHAT HOLDINGS HURT THE FUND'S PERFORMANCE?
J.C. Cytec Industries declined due to concerns about a slowdown in the demand for the company's specialty chemicals from the aerospace industry. Kimberly-Clark suffered because the company failed to meet the sales and earnings targets it set for itself both in the U.S. and Europe. Owens-Illinois was weak because of investors' concerns about the company's exposure to Asia and other emerging markets, as well as reduced demand for the glass and plastic packaging the company manufactures.
Q. TURNING TO YOU, PETER, WHAT'S YOUR OUTLOOK?
P.H. A lot depends on the global economy. Asia, of course, is the biggest concern because the region's economies are so weak and they jointly consume up to one-third of the total supply of global commodities that are produced by some of the companies in which the fund invests. Russia and Latin America are other current problem areas. On the other hand, most of the stocks that the fund holds have been beaten down severely in the past year or so and have very discounted valuations. Although it's difficult to say when we'll see these stocks rebound, the fund is well positioned to benefit from any meaningful upturn in demand for industrial commodities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 509
TRADING SYMBOL: FSDPX
SIZE: as of August 31, 1998, more than
$11 million
MANAGER: Peter Hirsch, since September 1998;
analyst, growth and income funds and steel industries, 1995-1998; joined Fidelity in 1995

INDUSTRIAL MATERIALS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.6%
 SHARES VALUE (NOTE 1)
BUILDING MATERIALS - 6.6%
CEMENT - 1.0%
Lafarge Corp.   4,000 $ 114,250
PAINT & VARNISH - 1.9%
Sherwin-Williams Co.   9,700  231,584
PAVING, ROOFING & SIDING - 0.5%
Owens Corning  1,700  59,606
PLUMBING SUPPLIES - WHOLESALE - 3.2%
Masco Corp.   16,500  379,500
TOTAL BUILDING MATERIALS   784,940
CHEMICALS & PLASTICS - 28.0%
CHEMICALS - 21.4%
Cytec Industries, Inc. (a)  22,000  503,250
du Pont (E.I.) de Nemours & Co.   13,000  749,938
MacDermid, Inc.   3,000  83,250
Monsanto Co.   18,400  1,006,250
Raychem Corp.   2,420  70,180
Witco Corp.   6,300  132,300
  2,545,168
CHEMICALS, GENERAL - 0.5%
W.R. Grace & Co.   5,000  64,375
INDUSTRIAL GASES - 4.2%
Air Products & Chemicals, Inc.   11,000  336,188
Praxair, Inc.   4,500  161,438
  497,626
PLASTICS - 1.1%
Hanna (M.A.) Co.   4,700  58,456
Ivex Packaging Corp.   4,300  70,681
  129,137
UNSUPPORTED PLASTICS FILM & SHEET - 0.8%
Sealed Air Corp. (a)  2,840  102,240
TOTAL CHEMICALS & PLASTICS   3,338,546
DRUGS & PHARMACEUTICALS - 0.8%
BIOTECHNOLOGY - 0.8%
Sigma Aldrich Corp.   3,500  97,125
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
CARBON & GRAPHITE PRODUCTS - 0.2%
UCAR International, Inc. (a)  1,500  27,188
IRON & STEEL - 3.8%
BLAST FURNACES - 1.9%
Allegheny Teledyne, Inc.   7,500  112,969
Steel Dynamics, Inc. (a)  9,500  105,688
  218,657
IRON & STEEL BLAST FURNACES, MILLS - 1.9%
Inland Steel Industries, Inc.   2,220  42,041
Nucor Corp.   5,200  186,875
  228,916
TOTAL IRON & STEEL   447,573
METALS & MINING - 12.4%
METAL MINING - 0.9%
Breakwater Resources Ltd. (a)  30,000  15,301
Phelps Dodge Corp.   2,000  89,500
  104,801
METAL ORES - 0.5%
Falconbridge Ltd.   8,200  62,735

 SHARES VALUE (NOTE 1)
METALS SERVICE CENTERS - WHOLESALE - 4.8%
Ryerson Tull, Inc. Class A (a)  34,300 $ 572,381
PRIMARY PRODUCTION OF ALUMINUM - 1.4%
Reynolds Metals Co.   3,500  167,781
PRIME NONFERROUS SMELTING - 4.8%
Aluminum Co. of America  8,541  511,392
Brush Wellman, Inc.   4,000  58,500
  569,892
TOTAL METALS & MINING   1,477,590
PACKAGING & CONTAINERS - 8.0%
GLASS CONTAINERS - 5.2%
Owens-Illinois, Inc. (a)  20,000  623,750
METAL CANS & CONTAINERS - 2.8%
Silgan Holdings, Inc. (a)  14,100  327,825
TOTAL PACKAGING & CONTAINERS   951,575
PAPER & FOREST PRODUCTS - 16.7%
CONVERTED PAPER & PAPERBOARD - 1.2%
Boise Cascade Corp.   5,887  143,864
PAPER - 8.8%
Champion International Corp.   7,200  237,600
Georgia-Pacific Corp.   2,400  102,900
Kimberly-Clark Corp.   17,500  667,188
Stone Container Corp. (a)  3,500  36,531
  1,044,219
PAPER MILLS - 3.4%
Bowater, Inc.   4,000  151,250
Fort James Corp.   8,700  253,388
  404,638
PAPERBOARD MILLS - 3.3%
Jefferson Smurfit Corp. (a)  6,000  67,500
Mead Corp.   12,000  328,500
  396,000
TOTAL PAPER & FOREST PRODUCTS   1,988,721
PRECIOUS METALS - 1.8%
GOLD & SILVER ORES - 0.8%
Getchell Gold Corp. (a)  10,500  94,500
GOLD ORES - 1.0%
Golden Knight Resources, Inc. (a)  20,300  5,824
Kinross Gold Corp. (a)  17,000  29,264
Newmont Gold Co.   2,000  29,750
Newmont Mining Corp.   4,000  54,750
  119,588
TOTAL PRECIOUS METALS   214,088
RAILROADS - 13.2%
Burlington Northern Santa Fe Corp.   5,000  465,313
CSX Corp.   6,500  245,375
Canadian National Railway Co.   4,000  180,555
Kansas City Southern Industries, Inc.   10,000  328,750
Norfolk Southern Corp.   9,000  253,688
Wisconsin Central Transportation Corp. (a) 8,000  100,500
  1,574,181
TEXTILES & APPAREL - 0.5%
TEXTILE MILL PRODUCTS - 0.5%
Unifi, Inc.   2,700  60,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRUCKING & FREIGHT - 1.6%
TRUCKING, LOCAL & LONG DISTANCE - 0.7%
Heartland Express, Inc. (a)  5,300 $ 84,800
TRUCKING, LONG DISTANCE - 0.9%
USFreightways Corp.   4,500  100,969
TOTAL TRUCKING & FREIGHT   185,769
TOTAL COMMON STOCKS
 (Cost $13,450,166)   11,147,371
CASH EQUIVALENTS - 6.4%
Taxable Central Cash Fund (b)
 (Cost $765,283)  765,283  765,283
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $14,215,449)  $ 11,912,654

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $5,567,648 and $11,467,307, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,981 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $14,353,534. Net unrealized depreciation aggregated $2,440,880, of which $596,053 related to appreciated investment securities and $3,036,933 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending February 28, 1999 approximately $513,000 of losses recognized during the period November 1, 1997 to February 28,1998.

INDUSTRIAL MATERIALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 11,912,654
SECURITIES, AT
VALUE
(COST
$14,215,449
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      5,977
FUND SHARES
SOLD

DIVIDENDS                           15,054
RECEIVABLE

INTEREST                            1,941
RECEIVABLE

REDEMPTION FEES                     94
RECEIVABLE

OTHER                               2,508
RECEIVABLES

 TOTAL ASSETS                       11,938,228

LIABILITIES

PAYABLE TO               $ 11,899
CUSTODIAN
BANK

PAYABLE FOR               173,252
FUND SHARES
REDEEMED

ACCRUED                   6,836
MANAGEMENT
FEE

OTHER PAYABLES            32,459
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  224,446

NET ASSETS                         $ 11,713,782

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 14,792,469

ACCUMULATED                         (60,691)
NET INVESTMENT
LOSS

ACCUMULATED                         (715,201)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      (2,302,795)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                    $ 11,713,782
631,394
SHARES
OUTSTANDING

NET ASSET                           $18.55
VALUE AND
REDEMPTION
PRICE PER
SHARE
($11,713,78
2 (DIVIDED BY) 631,394
SHARES)

MAXIMUM                             $19.12
OFFERING PRICE
PER SHARE
(100/97.00
OF $18.55)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                        $ 114,354
INCOME
DIVIDENDS

INTEREST                           22,272

 TOTAL INCOME                      136,626

EXPENSES

MANAGEMENT          $ 58,178
FEE

TRANSFER AGENT       73,463
FEES

ACCOUNTING FEES      30,336
AND EXPENSES

NON-INTERESTED       39
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       6,252
AND EXPENSES

REGISTRATION FEES    15,506

AUDIT                9,981

LEGAL                66

REPORTS TO           6,218
SHAREHOLDERS

 TOTAL EXPENSES      200,039
BEFORE
REDUCTIONS

 EXPENSE             (2,722)       197,317
REDUCTIONS

NET INVESTMENT                     (60,691)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          127,374
SECURITIES

 FOREIGN             248           127,622
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (4,495,015)
SECURITIES

 ASSETS AND          33            (4,494,982)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    (4,367,360)

NET INCREASE                      $ (4,428,051)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 8,844
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                    $ 8,471
- RETAINED BY
FDC

 DEFERRED SALES                   $ 391
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 3,683
WITHHELD BY
FSC

 EXPENSE                          $ 2,722
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (60,691)        $ (124,764)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       127,622           3,017,681
GAIN (LOSS)

 CHANGE IN NET      (4,494,982)       (1,210,871)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (4,428,051)       1,682,046
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    -                 (37,279)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           -                 (4,304,754)
REALIZED GAIN

 TOTAL              -                 (4,342,033)
DISTRIBUTIONS

SHARE               4,594,367         15,807,574
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       -                 4,249,488
OF
DISTRIBUTIONS

 COST OF SHARES     (11,049,317)      (61,328,959)
REDEEMED

 NET INCREASE       (6,454,950)       (41,271,897)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         14,963            51,834
FEES

  TOTAL             (10,868,038)      (43,880,050)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       22,581,820        66,461,870
PERIOD

 END OF PERIOD     $ 11,713,782      $ 22,581,820
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$60,691 AND
$0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               177,192           605,194

 ISSUED IN          -                 181,274
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (449,204)         (2,285,848)

 NET INCREASE       (272,012)         (1,499,380)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS



                        SIX MONTHS   YEARS ENDED FEBRUARY 28,            YEAR ENDED    YEARS ENDED FEBRUARY 28,
                        ENDED                                            FEBRUARY 29,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998                      1997      1996          1995                      1994
PER-SHARE
DATA

NET ASSET VALUE,        $ 25.00      $ 27.66                   $ 26.07   $ 23.13       $ 21.67                   $ 17.44
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                     (.08)        (.11)                     .06       .12           .17                       .15
INVESTMENT
INCOME (LOSS) D

 NET REALIZED            (6.39)       1.43                      3.12      2.92          1.43                      4.07
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (6.47)       1.32                      3.18      3.04          1.60                      4.22
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                -            (.03)                     (.06)     (.15)         (.18)                     (.06)
INVESTMENT
INCOME

 FROM NET                -            (4.00)                    (1.57)    -             -                         -
REALIZED GAIN

 TOTAL                   -            (4.03)                    (1.63)    (.15)         (.18)                     (.06)
DISTRIBUTIONS

REDEMPTION               .02          .05                       .04       .05           .04                       .07
FEES ADDED TO
PAID IN
CAPITAL

NET ASSET VALUE,        $ 18.55      $ 25.00                   $ 27.66   $ 26.07       $ 23.13                   $ 21.67
END OF PERIOD

TOTAL RETURN B, C       (25.80)%     6.59%                     12.69%    13.38%        7.65%                     24.66%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END         $ 11,714     $ 22,582                  $ 66,462  $ 86,338      $ 183,454                 $ 155,721
OF PERIOD
(000 OMITTED)

RATIO OF                1.98% A      1.98%                     1.54%     1.64%         1.56%                     2.10%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                 1.96% A, E   1.94% E                   1.51% E   1.61% E       1.53% E                   2.08% E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             (.60)% A     (.42)%                    .23%      .49%          .77%                      .75%
INVESTMENT
INCOME (LOSS)
TO AVERAGE
NET ASSETS

PORTFOLIO                60% A        118%                      105%      138%          139%                      185%
TURNOVER RATE

AVERAGE                 $ .0283      $ .0214                   $ .0242
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS
THAN ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID
OR REDUCED A PORTION OF THE
FUND'S EXPENSES (SEE NOTE
8 OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.


PAPER AND FOREST PRODUCTS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998         MONTHS   YEAR     YEARS    YEARS

SELECT PAPER AND        -25.51%  -27.36%  40.23%   115.13%
FOREST PRODUCTS

SELECT PAPER AND        -27.82%  -29.61%  35.95%   108.60%
FOREST PRODUCTS
(LOAD ADJ.)

S&P 500                 -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES  -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  PAST 10
AUGUST 31, 1998         YEAR     YEARS   YEARS

SELECT PAPER AND        -27.36%  7.00%   7.96%
FOREST PRODUCTS

SELECT PAPER AND        -29.61%  6.33%   7.63%
FOREST PRODUCTS
(LOAD ADJ.)

S&P 500                 8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES  -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Paper & Forest              S&P 500
             00506                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9892.16                    10426.00
  1988/10/31       9674.94                    10715.84
  1988/11/30       9466.06                    10562.61
  1988/12/31      10160.51                    10747.45
  1989/01/31      10261.02                    11534.17
  1989/02/28       9959.47                    11246.96
  1989/03/31       9967.85                    11509.02
  1989/04/30      10328.03                    12106.34
  1989/05/31      10512.31                    12596.64
  1989/06/30       9842.20                    12524.84
  1989/07/31      10788.73                    13655.84
  1989/08/31      11559.36                    13923.49
  1989/09/30      10922.75                    13866.40
  1989/10/31      10428.55                    13544.70
  1989/11/30      10353.16                    13821.02
  1989/12/31      10574.90                    14152.72
  1990/01/31       9608.14                    13203.07
  1990/02/28       9701.43                    13373.39
  1990/03/31       9972.80                    13727.79
  1990/04/30       9328.30                    13384.59
  1990/05/31       9947.36                    14689.59
  1990/06/30       9709.91                    14589.70
  1990/07/31       9854.07                    14543.01
  1990/08/31       8675.32                    13228.33
  1990/09/30       7835.77                    12584.11
  1990/10/31       7589.84                    12529.99
  1990/11/30       8353.07                    13339.43
  1990/12/31       8977.29                    13711.60
  1991/01/31       9718.93                    14309.43
  1991/02/28      10184.61                    15332.55
  1991/03/31      10391.58                    15703.60
  1991/04/30      10900.38                    15741.29
  1991/05/31      12150.82                    16421.31
  1991/06/30      11840.36                    15669.22
  1991/07/31      11848.99                    16399.40
  1991/08/31      11909.35                    16788.07
  1991/09/30      11452.30                    16507.71
  1991/10/31      11883.48                    16728.91
  1991/11/30      10977.99                    16054.73
  1991/12/31      12098.27                    17891.40
  1992/01/31      13210.95                    17558.62
  1992/02/29      13272.77                    17786.88
  1992/03/31      13361.08                    17440.03
  1992/04/30      13573.02                    17952.77
  1992/05/31      13193.29                    18040.74
  1992/06/30      13105.64                    17771.93
  1992/07/31      13008.30                    18498.80
  1992/08/31      12486.20                    18119.58
  1992/09/30      12353.46                    18333.39
  1992/10/31      12955.21                    18397.56
  1992/11/30      13433.06                    19024.91
  1992/12/31      13556.71                    19258.92
  1993/01/31      13974.25                    19420.70
  1993/02/28      14285.18                    19684.82
  1993/03/31      14267.42                    20100.17
  1993/04/30      14916.44                    19613.74
  1993/05/31      14960.88                    20139.39
  1993/06/30      14640.87                    20197.79
  1993/07/31      14489.75                    20117.00
  1993/08/31      14880.88                    20879.44
  1993/09/30      14169.73                    20718.67
  1993/10/31      14720.87                    21147.54
  1993/11/30      15636.48                    20946.64
  1993/12/31      16072.06                    21200.10
  1994/01/31      17938.84                    21920.90
  1994/02/28      17432.14                    21326.84
  1994/03/31      15583.14                    20396.99
  1994/04/30      15565.73                    20658.07
  1994/05/31      16200.69                    20996.87
  1994/06/30      16037.42                    20482.44
  1994/07/31      17398.06                    21154.27
  1994/08/31      19339.24                    22021.59
  1994/09/30      19683.93                    21482.06
  1994/10/31      18459.36                    21965.41
  1994/11/30      17652.04                    21165.43
  1994/12/31      18344.38                    21479.31
  1995/01/31      18221.20                    22036.27
  1995/02/28      20031.01                    22895.02
  1995/03/31      20173.14                    23570.66
  1995/04/30      20256.55                    24264.81
  1995/05/31      20591.45                    25234.68
  1995/06/30      22457.31                    25820.88
  1995/07/31      23222.79                    26677.10
  1995/08/31      23203.66                    26744.06
  1995/09/30      22820.92                    27872.66
  1995/10/31      22486.02                    27773.15
  1995/11/30      22820.92                    28992.39
  1995/12/31      22364.51                    29550.79
  1996/01/31      22922.31                    30556.70
  1996/02/29      21869.86                    30839.96
  1996/03/31      22985.46                    31136.95
  1996/04/30      23990.46                    31595.90
  1996/05/31      23506.91                    32410.76
  1996/06/30      22188.15                    32534.25
  1996/07/31      21605.70                    31096.88
  1996/08/31      22814.56                    31752.72
  1996/09/30      23638.79                    33539.76
  1996/10/31      23594.83                    34464.79
  1996/11/30      23869.57                    37069.98
  1996/12/31      23944.77                    36335.62
  1997/01/31      24191.39                    38605.87
  1997/02/28      24247.44                    38908.54
  1997/03/31      22935.86                    37309.79
  1997/04/30      23622.29                    39537.19
  1997/05/31      26537.63                    41944.21
  1997/06/30      26745.05                    43823.31
  1997/07/31      28830.72                    47310.33
  1997/08/31      28727.01                    44660.01
  1997/09/30      29568.20                    47106.04
  1997/10/31      26687.43                    45532.69
  1997/11/30      26860.28                    47640.40
  1997/12/31      26184.15                    48458.39
  1998/01/31      27185.53                    48994.34
  1998/02/28      28013.83                    52527.81
  1998/03/31      28446.52                    55217.76
  1998/04/30      29977.89                    55773.25
  1998/05/31      28226.34                    54814.51
  1998/06/30      26953.64                    57041.07
  1998/07/31      24357.82                    56433.58
  1998/08/31      20859.83                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980909 100803 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Paper and Forest Products Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $20,860 - a 108.60% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                      % OF FUND'S
                                      INVESTMENTS

LOUISIANA-PACIFIC CORP.               11.8

UPM-KYMMENE CORP.                     9.0

BOWATER, INC.                         8.5

FORT JAMES CORP.                      6.3

ENSO OY CLASS R                       6.1

CHESAPEAKE CORP.                      5.9

METSA-SERLA LTD. CLASS B              5.2

ASSI DOMAN AB FREE SHARES             4.3

DONOHUE, INC. (VTG.)                  4.2

GEORGIA PACIFIC CORP. (TIMBER GROUP)  3.6

TOP INDUSTRIES AS OF AUGUST 31, 1998
PAPER MILLS 32.9%
PAPER 30.0%
LUMBER & WOOD 13.4%
FORESTRY 4.3%
OFFICE AUTOMATION 4.3%
ALL OTHERS 15.1%


ROW: 1, COL: 1, VALUE: 15.1
ROW: 1, COL: 2, VALUE: 4.3
ROW: 1, COL: 3, VALUE: 4.3
ROW: 1, COL: 4, VALUE: 13.4
ROW: 1, COL: 5, VALUE: 30.0
ROW: 1, COL: 6, VALUE: 32.9
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

PAPER AND FOREST PRODUCTS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Doug Lober)

Doug Lober,
Portfolio Manager of
Fidelity Select Paper &
Forest Products Portfolio
Q. HOW DID THE FUND PERFORM, DOUG?
A. For the six months that ended August 31, 1998, the fund returned -25.51%. This lagged the Standard & Poor's 500 Index, which returned -8.10% over the same time span. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector - which returned -18.01% for the six months that ended August 31. For the 12 months that ended August 31, 1998, the fund returned -27.36%, while the S&P 500 and Goldman Sachs index returned 8.10% and -10.45%, respectively.
Q. WHAT FACTORS HURT THE FUND AND PAPER STOCKS IN GENERAL?
A. The escalating economic problems in Asia continued to be the primary negative influence on the performance of paper stocks. Paper is a global commodity. Asia accounts for over 30% of world demand, and this demand has been growing at 7% a year versus only 2% for the rest of the world. Economic turbulence throughout Asia has resulted in slowing Asian demand for paper, and this slack in demand has put pressure on paper prices throughout the world. In 1998, prices for pulp - which is the building block for paper - have fallen as have prices for printing and writing paper and cardboard boxes. This across-the-board price decline resulted in weak share price performance for all paper stocks.
Q. WAS THERE ONE SEGMENT OF THE MARKET THAT CAUGHT YOUR EYE?
A. Oriented strand board (OSB) - a building product that competes with plywood - had the most favorable outlook. For several years, there was significant capacity growth within the OSB market. This growth finally began to slow during the period, creating a better OSB supply/demand balance. In addition, housing starts in the United States have been strong, and companies that specialize in OSB and other building products have been the beneficiaries. Also, OSB is not exported to Asia and has no import competition. The result was that OSB prices rose sharply during the period. The fund benefited from this trend by investing considerably in Louisiana-Pacific - the world's largest producer of OSB. At the end of the period, Louisiana-Pacific was the fund's largest single holding.
Q. EUROPEAN PAPER STOCKS ACCOUNT FOR A FEW OF THE FUND'S TOP HOLDINGS. WHAT WAS YOUR ATTRACTION?
A. The fund has always held some European paper stocks, since Europe accounts for one-third of the global paper sector and many excellent paper companies are based there - particularly in Finland and Sweden. The fund, in fact, held up to 25% of its assets in Europe during the period for several reasons. First, the rate of consolidation is occurring more quickly in Europe than in the U.S., and industry consolidation typically gives companies a higher level of flexibility in raising prices. Second, stock valuations are much cheaper in Europe than in the U.S. And lastly, a strong U.S. dollar generally results in European companies getting higher prices for their paper in their own currencies, since most paper sales are indexed to U.S. dollars. Of course, international investments typically carry more risks than domestic investments.
Q. FORT JAMES, BOWATER AND JEFFERSON SMURFIT WERE THREE OF THE FUND'S DISAPPOINTMENTS. WHAT HAPPENED WITH THESE STOCKS?
A. The weak performance of these three names typifies the stock market's lack of differentiation among paper companies during the period. Each of these companies operates in a completely different paper segment from the other (tissue, newsprint and cardboard boxes, respectively) and in my opinion, have better managements and higher asset values than most other paper companies. Despite this, however, all three stocks declined equally with each other and with most other paper companies.
Q. DO YOU SEE A LIGHT AT THE END OF THE TUNNEL?
A. I see light as well as challenges. The valuations of paper stocks are falling to historically low levels, which usually results in good buying opportunities. Furthermore, the paper industry plans to add only about 1.5% of new capacity per year over the next several years. Reduced capacity growth should raise industry operating rates and lead to better overall pricing for paper products. Asia and its impact on demand remains the chief negative influence going forward. One final factor that could change is that the stock market has not been friendly to stock pickers in the paper sector over the past year. I expect the market to start differentiating among companies again, and this should play into Fidelity's stock-picking strengths.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 506
TRADING SYMBOL: FSPFX
SIZE: as of August 31, 1998, more than $11 million
MANAGER: Doug Lober, since 1997; manager,
Fidelity Select Broadcast and Media Portfolio and Fidelity Select Housing Portfolio, 1989;
analyst, various industries, 1986-1989;
joined Fidelity in 1986

PAPER AND FOREST PRODUCTS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.4%
 SHARES VALUE (NOTE 1)
BUILDING MATERIALS - 0.9%
STRUCTURAL METAL & WOOD PROD - 0.9%
T.J. International, Inc.   4,500 $ 94,219
COMPUTER SERVICES & SOFTWARE - 2.0%
PREPACKAGED COMPUTER SOFTWARE - 2.0%
Documentum, Inc. (a)  6,400  228,800
COMPUTERS & OFFICE EQUIPMENT - 4.3%
OFFICE AUTOMATION - 4.3%
Xerox Corp.   3,300  289,779
FileNET Corp. (a)  11,600  189,950
  479,729
PAPER & FOREST PRODUCTS - 85.2%
CONVERTED PAPER & PAPERBOARD - 1.9%
Boise Cascade Corp.   8,600  210,163
FORESTRY - 4.3%
Assi Doman AB Free shares  21,800  487,765
LUMBER & WOOD - 13.4%
Louisiana-Pacific Corp.   70,000  1,321,250
Weyerhaeuser Co.   5,000  187,813
  1,509,063
PAPER - 30.0%
Champion International Corp.   10,000  330,000
Chesapeake Corp.   20,100  658,275
Consolidated Papers, Inc.   5,000  125,313
Donohue, Inc. (vtg.)  28,000  477,526
Georgia Pacific Corp. (Timber Group)  20,000  402,500
International Paper Co.   100  3,700
Mercer International, Inc. (SBI)  6,100  40,794
Metsa-Serla Ltd. Class B  75,500  579,541
Smurfit (Jefferson) Group PLC  115,700  219,711
Stone Container Corp. (a)  25,400  265,113
Union Camp Corp.   500  18,531
Willamette Industries, Inc.   10,200  251,175
  3,372,179
PAPER MILLS - 32.9%
Abitibi-Consolidated, Inc.   29,400  229,614
Alliance Forest Products, Inc. (a)  9,000  88,365
Bowater, Inc.   25,400  960,438
Enso OY Class R  81,300  689,512
Fort James Corp.   24,400  710,650
UPM-Kymmene Corp.   49,700  1,014,229
  3,692,808
PAPERBOARD MILLS - 2.3%
Jefferson Smurfit Corp. (a)  18,700  210,375
St Laurent Paperboard, Inc. (a)  7,500  47,816
  258,191
PULP MILLS - 0.4%
Tembec, Inc. Class A  11,500  49,123
TOTAL PAPER & FOREST PRODUCTS   9,579,292
TOTAL COMMON STOCKS
 (Cost $13,381,689)   10,382,040
CASH EQUIVALENTS - 7.6%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $857,079)  857,079 $ 857,079
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $14,238,768)  $ 11,239,119

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $36,331,873 and $50,087,163, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $11,018 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   65.1%
Finland         20.3
Canada           8.3
Sweden           4.3
Ireland          2.0
TOTAL          100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $14,292,144. Net unrealized depreciation aggregated $3,053,025, of which $17,010 related to appreciated investment securities and $3,070,035 related to depreciated investment securities.

PAPER AND FOREST PRODUCTS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 11,239,119
SECURITIES, AT
VALUE
(COST
$14,238,768
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      7,112
INVESTMENTS
SOLD

RECEIVABLE FOR                      1,472
FUND SHARES
SOLD

DIVIDENDS                           15,848
RECEIVABLE

INTEREST                            4,432
RECEIVABLE

REDEMPTION FEES                     197
RECEIVABLE

 TOTAL ASSETS                       11,268,180

LIABILITIES

PAYABLE TO               $ 20,211
CUSTODIAN
BANK

PAYABLE FOR               164,434
FUND SHARES
REDEEMED

ACCRUED                   6,205
MANAGEMENT
FEE

OTHER PAYABLES            30,628
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  221,478

NET ASSETS                         $ 11,046,702

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 15,735,096

UNDISTRIBUTED                       25,390
NET INVESTMENT
INCOME

ACCUMULATED                         (1,714,102)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      (2,999,682)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 11,046,702
667,224
SHARES
OUTSTANDING

NET ASSET                           $16.56
VALUE AND
REDEMPTION
PRICE PER
SHARE
($11,046,70
2 (DIVIDED BY) 667,224
SHARES)

MAXIMUM                             $17.07
OFFERING PRICE
PER SHARE
(100/97.00
OF $16.56)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                        $ 151,938
INCOME
DIVIDENDS

INTEREST                           38,265

 TOTAL INCOME                      190,203

EXPENSES

MANAGEMENT          $ 54,866
FEE

TRANSFER AGENT       76,366
FEES

ACCOUNTING FEES      30,326
AND EXPENSES

NON-INTERESTED       43
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       10,359
AND EXPENSES

REGISTRATION FEES    15,772

AUDIT                9,896

LEGAL                55

REPORTS TO           5,966
SHAREHOLDERS

 TOTAL EXPENSES      203,649
BEFORE
REDUCTIONS

 EXPENSE             (7,755)       195,894
REDUCTIONS

NET INVESTMENT                     (5,691)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          (938,970)
SECURITIES

 FOREIGN             (3,217)       (942,187)
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (4,268,606)
SECURITIES

 ASSETS AND          17            (4,268,589)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    (5,210,776)

NET INCREASE                      $ (5,216,467)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 34,554
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                    $ 34,554
- RETAINED BY
FDC

 DEFERRED SALES                   $ 205
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 8,738
WITHHELD BY
FSC

 EXPENSE                          $ 7,747
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        8
CREDITS

                                  $ 7,755

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (5,691)         $ (121,775)
NET INVESTMENT
INCOME (LOSS)

 NET REALIZED       (942,187)         2,537,439
GAIN (LOSS)

 CHANGE IN NET      (4,268,589)       1,291,272
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (5,216,467)       3,706,936
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    -                 (31,544)
SHAREHOLDERS
IN EXCESS OF
NET INVESTMENT
INCOME

 FROM NET           -                 (1,592,672)
REALIZED GAIN

 IN EXCESS OF       (317,946)         -
NET REALIZED
GAIN

 TOTAL              (317,946)         (1,624,216)
DISTRIBUTIONS

SHARE               18,822,999        71,567,372
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       312,733           1,584,087
OF DISTRIBUTIONS

 COST OF SHARES     (34,010,460)      (63,467,979)
REDEEMED

 NET INCREASE       (14,874,728)      9,683,480
(DECREASE)
IN NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         71,736            134,393
FEES

  TOTAL             (20,337,405)      11,900,593
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       31,384,107        19,483,514
PERIOD

 END OF PERIOD     $ 11,046,702      $ 31,384,107
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$25,390
AND
$31,081,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               783,658           3,117,317

 ISSUED IN          13,704            75,670
REINVESTMENT
OF DISTRIBUTIONS

 REDEEMED           (1,514,940)       (2,708,921)

 NET INCREASE       (717,578)         484,066
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                               SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                               ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                               AUGUST 31,
                               1998

SELECTED                       (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET VALUE,               $ 22.66      $ 21.63       $ 20.78   $ 21.14       $ 19.61       $ 16.08
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                            (.01)        (.12)         .01       .08           .01           (.01)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                   (5.74)       3.13          2.08      1.83          2.53          3.38
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                     (5.75)       3.01          2.09      1.91          2.54          3.37
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIONS

 FROM NET                       -            -             (.03)     (.08)         -             (.01)
INVESTMENT
INCOME

 IN EXCESS OF                   -            (.04)         (.07)     -             -             -
NET INVESTMENT
INCOME

 FROM NET                       -            (2.07)        (1.25)    (2.27)        (1.17)        -
REALIZED GAIN

 IN EXCESS OF                   (.44)        -             -         -             -             -
NET REALIZED
GAIN

 TOTAL                          (.44)        (2.11)        (1.35)    (2.35)        (1.17)        (.01)
DISTRIBUTIONS

REDEMPTION FEES                 .09          .13           .11       .08           .16           .17
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,               $ 16.56      $ 22.66       $ 21.63   $ 20.78       $ 21.14       $ 19.61
END OF PERIOD

TOTAL RETURN B, C               (25.51)%     15.53%        10.87%    9.18%         14.91%        22.03%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                $ 11,047     $ 31,384      $ 19,484  $ 27,270      $ 94,219      $ 66,908
OF PERIOD
(000 OMITTED)

RATIO OF                        2.15% A      2.18%         2.19%     1.91%         1.88%         2.08%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                        2.07% A, E   2.15% E       2.16% E   1.90% E       1.87% E       2.07% E
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                    (.06)% A     (.50)%        .04%      .34%          .05%          (.08)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                       398% A       235%          180%      78%           209%          176%
TURNOVER RATE

AVERAGE                        $ .0321      $ .0320       $ .0306
COMMISSION
RATE F

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIODS
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.


TRANSPORTATION PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998         MONTHS   YEAR     YEARS    YEARS

SELECT TRANSPORTATION   -24.95%  -15.26%  49.93%   293.57%

SELECT TRANSPORTATION   -27.27%  -17.87%  45.36%   281.69%
(LOAD ADJ.)

S&P 500                 -8.10%   8.10%    131.21%  382.74%

GS CYCLICAL INDUSTRIES  -18.01%  -10.45%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Cyclical Industries Index - a market capitalization-weighted index of 277 stocks designed to measure the performance of companies in the cyclical industries sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1   PAST 5  PAST 10
AUGUST 31, 1998         YEAR     YEARS   YEARS

SELECT TRANSPORTATION   -15.26%  8.44%   14.68%

SELECT TRANSPORTATION   -17.87%  7.77%   14.33%
(LOAD ADJ.)

S&P 500                 8.10%    18.25%  17.05%

GS CYCLICAL INDUSTRIES  -10.45%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Transportation              S&P 500
             00512                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10339.04                    10426.00
  1988/10/31      10672.86                    10715.84
  1988/11/30      10768.24                    10562.61
  1988/12/31      11092.53                    10747.45
  1989/01/31      12046.31                    11534.17
  1989/02/28      12170.30                    11246.96
  1989/03/31      12542.28                    11509.02
  1989/04/30      12961.95                    12106.34
  1989/05/31      13515.14                    12596.64
  1989/06/30      13431.82                    12524.84
  1989/07/31      14245.87                    13655.84
  1989/08/31      15171.86                    13923.49
  1989/09/30      14876.76                    13866.40
  1989/10/31      13930.43                    13544.70
  1989/11/30      14052.54                    13821.02
  1989/12/31      14252.59                    14152.72
  1990/01/31      13357.55                    13203.07
  1990/02/28      13980.68                    13373.39
  1990/03/31      14399.87                    13727.79
  1990/04/30      13856.05                    13384.59
  1990/05/31      14365.88                    14689.59
  1990/06/30      14207.74                    14589.70
  1990/07/31      14160.54                    14543.01
  1990/08/31      12083.66                    13228.33
  1990/09/30      10526.00                    12584.11
  1990/10/31      10360.79                    12529.99
  1990/11/30      10785.61                    13339.43
  1990/12/31      11175.03                    13711.60
  1991/01/31      12130.86                    14309.43
  1991/02/28      13310.91                    15332.55
  1991/03/31      13322.71                    15703.60
  1991/04/30      13287.31                    15741.29
  1991/05/31      14337.55                    16421.31
  1991/06/30      14218.50                    15669.22
  1991/07/31      15082.74                    16399.40
  1991/08/31      15355.04                    16788.07
  1991/09/30      15070.90                    16507.71
  1991/10/31      16183.76                    16728.91
  1991/11/30      15177.45                    16054.73
  1991/12/31      17225.58                    17891.40
  1992/01/31      17379.49                    17558.62
  1992/02/29      18314.76                    17786.88
  1992/03/31      17876.72                    17440.03
  1992/04/30      18338.44                    17952.77
  1992/05/31      18717.28                    18040.74
  1992/06/30      17912.24                    17771.93
  1992/07/31      18172.69                    18498.80
  1992/08/31      17628.10                    18119.58
  1992/09/30      18326.60                    18333.39
  1992/10/31      19107.96                    18397.56
  1992/11/30      20493.11                    19024.91
  1992/12/31      21323.97                    19258.92
  1993/01/31      22278.96                    19420.70
  1993/02/28      22581.17                    19684.82
  1993/03/31      24092.22                    20100.17
  1993/04/30      24032.16                    19613.74
  1993/05/31      24929.88                    20139.39
  1993/06/30      25002.67                    20197.79
  1993/07/31      25002.67                    20117.00
  1993/08/31      25463.66                    20879.44
  1993/09/30      25524.32                    20718.67
  1993/10/31      26058.09                    21147.54
  1993/11/30      26203.67                    20946.64
  1993/12/31      27575.35                    21200.10
  1994/01/31      28784.09                    21920.90
  1994/02/28      28784.09                    21326.84
  1994/03/31      28013.68                    20396.99
  1994/04/30      28537.17                    20658.07
  1994/05/31      28078.42                    20996.87
  1994/06/30      28051.43                    20482.44
  1994/07/31      28995.92                    21154.27
  1994/08/31      29859.46                    22021.59
  1994/09/30      29063.39                    21482.06
  1994/10/31      29495.16                    21965.41
  1994/11/30      27727.61                    21165.43
  1994/12/31      28641.51                    21479.31
  1995/01/31      28448.49                    22036.27
  1995/02/28      30482.65                    22895.02
  1995/03/31      30883.54                    23570.66
  1995/04/30      31343.82                    24264.81
  1995/05/31      30408.41                    25234.68
  1995/06/30      30081.76                    25820.88
  1995/07/31      32665.28                    26677.10
  1995/08/31      32635.59                    26744.06
  1995/09/30      32338.63                    27872.66
  1995/10/31      31937.74                    27773.15
  1995/11/30      33036.48                    28992.39
  1995/12/31      32985.92                    29550.79
  1996/01/31      33488.56                    30556.70
  1996/02/29      34431.02                    30839.96
  1996/03/31      35263.52                    31136.95
  1996/04/30      36418.71                    31595.90
  1996/05/31      36466.09                    32410.76
  1996/06/30      36639.82                    32534.25
  1996/07/31      33986.59                    31096.88
  1996/08/31      34018.17                    31752.72
  1996/09/30      34176.11                    33539.76
  1996/10/31      33907.62                    34464.79
  1996/11/30      36308.16                    37069.98
  1996/12/31      36120.74                    36335.62
  1997/01/31      36380.14                    38605.87
  1997/02/28      36039.68                    38908.54
  1997/03/31      37142.11                    37309.79
  1997/04/30      39063.33                    39537.19
  1997/05/31      41718.12                    41944.21
  1997/06/30      42971.31                    43823.31
  1997/07/31      45972.38                    47310.33
  1997/08/31      45048.97                    44660.01
  1997/09/30      49501.10                    47106.04
  1997/10/31      47835.68                    45532.69
  1997/11/30      47621.31                    47640.40
  1997/12/31      47727.21                    48458.39
  1998/01/31      47816.96                    48994.34
  1998/02/28      50868.34                    52527.81
  1998/03/31      52699.17                    55217.76
  1998/04/30      51933.63                    55773.25
  1998/05/31      49465.86                    54814.51
  1998/06/30      50626.08                    57041.07
  1998/07/31      46353.52                    56433.58
  1998/08/31      38169.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980917 164558 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Transportation Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $38,169 - a 281.69% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                    % OF FUND'S
                                    INVESTMENTS

UNION PACIFIC CORP.                 5.8

BURLINGTON NORTHERN SANTA FE CORP.  5.8

FDX CORP.                           5.8

AMR CORP.                           5.3

SOUTHWEST AIRLINES CO.              5.1

US AIRWAYS GROUP, INC.              5.1

CSX CORP.                           4.6

DELTA AIR LINES, INC.               4.5

NORFOLK SOUTHERN CORP.              3.5

EATON CORP.                         3.5

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 20.3
ROW: 1, COL: 2, VALUE: 2.6
ROW: 1, COL: 3, VALUE: 4.3
ROW: 1, COL: 4, VALUE: 9.699999999999999
ROW: 1, COL: 5, VALUE: 31.1
ROW: 1, COL: 6, VALUE: 32.0
AIR TRANSPORTATION,
MAJOR NATIONAL 32.0%
RAILROADS 31.1%
AIR COURIER SERVICES 9.7%
AUTO & TRUCK PARTS 4.3%
FREIGHT FORWARDING 2.6%
ALL OTHERS 20.3%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

TRANSPORTATION PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Christopher Zepf)

NOTE TO SHAREHOLDERS: On September 1, 1998, after the end of the period covered by this report,
Christopher Zepf became
Portfolio Manager of Fidelity Select Transportation Portfolio.
Q. HOW DID THE FUND PERFORM, CHRIS?
A. For the six-month period that ended August 31, 1998, the fund returned -24.95%. For the same six-month period, the Standard & Poor's 500 Index returned -8.10%. For the one-year period that ended August 31, 1998, the fund returned -15.26% and the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Cyclical Industries Index - an index of 277 stocks designed to measure the performance of companies in the cyclical industries sector
- which returned -18.01% and -10.45% over the same six- and 12-month periods, respectively.
Q. WHY WAS THE PAST SIX-MONTH PERIOD SUCH A TOUGH TIME FOR
TRANSPORTATION STOCKS?
A. Much of the transportation sector's problems can be traced to the economic weakness in Asia. These companies tend to do best when the global economy is growing. That's when they are able to improve earnings by raising prices and eliminating excess capacity. During the early months of the period, that's exactly what happened and, as a group, transportation stocks generally performed well. However, transportation stocks suffered a sell-off in July and August when problems in Asia worsened. Diminished Asian demand for transportation services curtailed the group's ability to pass on price hikes and fill excess capacity, to a much greater extent than most observers predicted at the outbreak of the Asian crisis.
Q. WHICH OF THE FUND'S HOLDINGS PROVED MOST DISAPPOINTING?
A. Freight-forwarding companies were some of the fund's worst performers during the past six months. These companies, including Airborne Freight, Expeditors International and Air Express, don't own the planes, trains and trucks used for transporting freight. Rather, they are contracted to transport goods using existing carriers. As a result, they don't have the high costs associated with the fixed assets of other transportation companies. Thanks to continued strong economies in the U.S. and Europe, freight-forwarding companies actually held up pretty well from March through early July. However, as the Asian demand for goods weakened precipitously, freight-forwarding stocks suffered in late July and August.
Q. AT ROUGHLY 32% OF THE PORTFOLIO AT THE END OF THE PERIOD, AIR TRANSPORTATION STOCKS ALSO HAD A ROUGH TIME . . .
A. Yes, they did, for a combination of reasons. First, major international carriers suffered from slowing overseas demand caused by the deepening recessions in Japan and other Asian countries. The fund's investment in AMR - the holding company of American Airlines - suffered as a result. But eventually the pain spread beyond international carriers. Even regional airlines that limit their operations to the United States - such as Alaska Air - posted pretty good performance in the early months of the period, only to fall back in the summer. That's when investors began to worry that increased capacity over the next two years would potentially outstrip demand. Capacity is expected to grow by 5% to 6% annually in 1999 and 2000, a rate that is about twice as high as the historical annual rate.
Q. HOW DID RAILROADS AND TRUCKING COMPANIES FARE?
A. Many of the fund's railroad holdings - including Burlington Northern Santa Fe, CSX and Union Pacific - suffered losses as they experienced greater-than-expected difficulties in integrating operations after a series of recent mergers. On the other hand, some trucking companies - such as Swift Transportation - made modest contributions to the fund's performance. Swift, a national truckload carrier, saw rising revenues thanks to the expansion of the company's fleet and rate increases.
Q. WHAT'S YOUR OUTLOOK?
A. If the U.S. economy continues to weaken in response to problems overseas, the next six to 12 months could be a difficult period for the transportation sector. I'll seek to position the fund in fundamentally strong companies that have the financial resources to build market share at the expense of weaker competitors. When choosing stocks for the fund, one of the qualities I'll be looking for is superior management across functions, from finance to operations to marketing. Another quality I'll focus on finding is free cash flow, which enables companies to acquire weaker competitors, repurchase shares at depressed prices or invest in infrastructure, which should help them capture more customers by offering superior service.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: September 29, 1986
FUND NUMBER: 512
TRADING SYMBOL: FSRFX
SIZE: as of August 31,1998, more than $12 million
MANGER: Chris Zepf, beginning September
1998; joined Fidelity in 1998

TRANSPORTATION PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.2%
 SHARES VALUE (NOTE 1)
AIR TRANSPORTATION - 33.9%
AIR TRANSPORTATION, MAJOR NATIONAL - 32.0%
AMR Corp. (a)  11,600 $ 632,200
Alaska Air Group, Inc. (a)  8,000  311,500
America West Holdings Corp. Class B (a)  6,400  124,400
ASA Holdings, Inc.   3,400  116,450
Atlantic Coast Airlines, Inc. (a)  2,500  56,563
Atlas Air, Inc. (a)  2,100  49,875
British Airways PLC ADR  1,600  117,600
Continental Airlines, Inc. Class B (a)  4,500  185,625
Delta Air Lines, Inc.   5,300  540,600
KLM Royal Dutch Airlines NV (NY Reg.)  6,400  196,800
Northwest Airlines Corp. Class A (a)  9,000  250,313
Southwest Airlines Co.   34,150  608,297
UAL Corp. (a)  700  42,219
US Airways Group, Inc. (a)  10,400  605,800
  3,838,242
AIR TRANSPORTATION, REGIONAL - 1.9%
Comair Holdings, Inc.   6,900  175,519
SkyWest, Inc.   2,500  52,500
  228,019
TOTAL AIR TRANSPORTATION   4,066,261
AUTOS, TIRES, & ACCESSORIES - 7.7%
AUTO & TRUCK PARTS - 4.3%
Cummins Engine Co., Inc.   1,600  65,100
Eaton Corp.   7,100  415,794
Wabash National Corp.   2,100  33,338
  514,232
AUTO DEALERS, GAS STATIONS-RET - 0.9%
Republic Industries, Inc. (a)  6,000  106,125
MOTOR VEHICLES & CAR BODIES - 2.5%
Navistar International Corp. (a)  6,700  140,700
PACCAR, Inc.   3,900  159,900
  300,600
TOTAL AUTOS, TIRES, & ACCESSORIES   920,957
LEASING & RENTAL - 3.2%
AUTO RENTAL & LEASING - 0.7%
Budget Group, Inc. Class A (a)  5,000  85,000
EQUIPMENT RENTAL & LEASING, NEC - 2.5%
GATX Corp.   4,400  145,200
Ryder Systems, Inc.   6,700  157,869
  303,069
TOTAL LEASING & RENTAL   388,069
RAILROADS - 31.1%
Burlington Northern Santa Fe Corp.   7,500  697,969
CSX Corp.   14,500  547,375
Canadian Pacific Ltd.   15,300  290,198
Canadian National Railway Co.   9,200  415,276
Kansas City Southern Industries, Inc.   10,100  332,038
Norfolk Southern Corp.   15,000  422,813
Providence & Worcester Railroad Co.   18,600  241,800
Union Pacific Corp.   17,600  700,694
Wisconsin Central
 Transportation Corp. (a)  6,700  84,169
  3,732,332
SERVICES - 0.6%
BUS CHARTER SERVICE, NEC - 0.6%
Coach USA, Inc. (a)  2,600  68,413

 SHARES VALUE (NOTE 1)
SHIPPING - 0.4%
Peninsular & Oriental Steam
 Navigation Co.   4,400 $ 47,876
TRUCKING & FREIGHT - 15.3%
AIR COURIER SERVICES - 9.7%
Airborne Freight Corp.   4,500  87,750
CNF Transportation, Inc.   12,200  381,250
FDX Corp. (a)  13,900  695,869
  1,164,869
FREIGHT FORWARDING - 2.6%
Air Express International Corp.   3,200  54,800
Circle International Group, Inc.   7,700  155,925
Expeditors International of
 Washington, Inc.   3,800  105,688
  316,413
TRUCKING, LOCAL & LONG DISTANCE - 1.0%
Swift Transportation Co., Inc. (a)  3,600  58,950
Werner Enterprises, Inc.   4,100  60,475
  119,425
TRUCKING, LONG DISTANCE - 2.0%
Consolidated Freightways Corp. (a)  7,500  65,625
Covenant Transport, Inc. Class A (a)  4,000  50,500
Hunt (J.B.) Transport Services, Inc.   4,000  67,750
USFreightways Corp.   2,300  51,606
  235,481
TOTAL TRUCKING & FREIGHT   1,836,188
TOTAL COMMON STOCKS
 (Cost $11,603,915)   11,060,096
CASH EQUIVALENTS - 7.8%
Taxable Central Cash Fund (b)
 (Cost $930,853)  930,853  930,853
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $12,534,768)  $ 11,990,949

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $13,989,292 and $59,835,315, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $3,734 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $12,572,388. Net unrealized depreciation aggregated $581,439 of which $216,946 related to appreciated investment securities and $798,385 related to depreciated investment securities.

TRANSPORTATION PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                         $ 11,990,949
SECURITIES, AT
VALUE
(COST
$12,534,768
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                         7,136,831
INVESTMENTS
SOLD

RECEIVABLE FOR                         48,538
FUND SHARES
SOLD

DIVIDENDS                              15,605
RECEIVABLE

INTEREST                               2,895
RECEIVABLE

REDEMPTION FEES                        390
RECEIVABLE

OTHER                                  800
RECEIVABLES

 TOTAL ASSETS                          19,196,008

LIABILITIES

PAYABLE FOR              $ 6,219,575
INVESTMENTS
PURCHASED

PAYABLE FOR               481,495
FUND SHARES
REDEEMED

ACCRUED                   7,330
MANAGEMENT
FEE

OTHER PAYABLES            28,219
AND ACCRUED
EXPENSES

 TOTAL LIABILITIES                     6,736,619

NET ASSETS                            $ 12,459,389

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                       $ 8,887,052

ACCUMULATED                            (92,898)
NET INVESTMENT
LOSS

ACCUMULATED                            4,204,193
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                         (538,958)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                       $ 12,459,389
601,123
SHARES
OUTSTANDING

NET ASSET                              $20.73
VALUE AND
REDEMPTION
PRICE PER
SHARE
($12,459,38
9 (DIVIDED BY) 601,123
SHARES)

MAXIMUM                                $21.37
OFFERING PRICE
PER SHARE
(100/97.00
OF $20.73)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                        $ 149,611
INCOME
DIVIDENDS

INTEREST                           58,102
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$12,548)

 TOTAL INCOME                      207,713

EXPENSES

MANAGEMENT          $ 100,528
FEE

TRANSFER AGENT       125,740
FEES

ACCOUNTING AND       32,213
SECURITY
LENDING FEES

NON-INTERESTED       79
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       7,026
AND EXPENSES

REGISTRATION FEES    22,824

AUDIT                10,626

LEGAL                177

REPORTS TO           9,257
SHAREHOLDERS

 TOTAL EXPENSES      308,470
BEFORE
REDUCTIONS

 EXPENSE             (7,859)       300,611
REDUCTIONS

NET INVESTMENT                     (92,898)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          4,409,455
SECURITIES

 FOREIGN             (172)         4,409,283
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (7,852,156)
SECURITIES

 ASSETS AND          5,018         (7,847,138)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                    (3,437,855)

NET INCREASE                      $ (3,530,753)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 54,530
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                    $ 54,411
- RETAINED BY
FDC

 DEFERRED SALES                   $ 428
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                    $ 28,845
WITHHELD BY
FSC

 EXPENSE                          $ 7,641
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                        218
CREDITS

                                  $ 7,859

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (92,898)        $ (36,059)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       4,409,283         10,298,362
GAIN (LOSS)

 CHANGE IN NET      (7,847,138)       7,061,282
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (3,530,753)       17,323,585
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (1,492,528)       (4,986,487)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               10,719,560        152,644,299
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       1,481,609         4,933,755
OF
DISTRIBUTIONS

 COST OF SHARES     (59,055,770)      (114,694,116)
REDEEMED

 NET INCREASE       (46,854,601)      42,883,938
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         55,525            170,335
FEES

  TOTAL             (51,822,357)      55,391,371
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       64,281,746        8,890,375
PERIOD

 END OF PERIOD     $ 12,459,389      $ 64,281,746
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$92,898 AND
$0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               381,292           6,004,453

 ISSUED IN          52,079            182,560
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (2,100,819)       (4,318,403)

 NET INCREASE       (1,667,448)       1,868,610
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS



                         SIX MONTHS   YEARS ENDED FEBRUARY 28,            YEAR ENDED    YEARS ENDED FEBRUARY 28,
                         ENDED                                            FEBRUARY 29,
                         AUGUST 31,
                         1998

SELECTED                (UNAUDITED)  1998                      1997      1996          1995                      1994
PER-SHARE
DATA

NET ASSET VALUE,         $ 28.34      $ 22.23                   $ 21.92   $ 20.53       $ 21.67                   $ 18.68
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                     (.08)        (.02)                     (.13)     (.09) E       (.17)                     (.20)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED             (6.84)       8.85                      1.06      2.60          1.17                      5.07
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM               (6.92)       8.83                      .93       2.51          1.00                      4.87
INVESTMENT
OPERATIONS

LESS                      (.74)        (2.80)                    (.71)     (1.22)        (2.19)                    (1.96)
DISTRIBUTIONS
FROM NET
REALIZED GAIN

REDEMPTION FEES           .05          .08                       .09       .10           .05                       .08
ADDED TO PAID
IN CAPITAL

NET ASSET VALUE,         $ 20.73      $ 28.34                   $ 22.23   $ 21.92       $ 20.53                   $ 21.67
END OF PERIOD

TOTAL RETURN B, C         (24.95)%     41.15%                    4.67%     12.95%        5.90%                     27.47%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END          $ 12,459     $ 64,282                  $ 8,890   $ 11,445      $ 12,704                  $ 13,077
OF PERIOD
(000 OMITTED)

RATIO OF                 1.77% A      1.58%                     2.50% F   2.47% F       2.37%                     2.40%
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF                  1.72% A, G   1.54% G                   2.48% G   2.44% G       2.36% G                   2.39% G
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET              (.53)% A     (.06)%                    (.58)%    (.43)%        (.83)%                    (.96)%
INVESTMENT
INCOME (LOSS)
TO AVERAGE NET
ASSETS

PORTFOLIO                 83% A        210%                      148%      175%          178%                      115%
TURNOVER RATE

AVERAGE                  $ .0342      $ .0337                   $ .0313
COMMISSION
RATE H

A ANNUALIZED  B T
HE TOTAL RETURNS WOULD
HAVE BEEN LOWER
HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS).  C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED.  D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD.  E INVESTMENT
INCOME PER SHARE REFLECTS A
SPECIAL DIVIDEND WHICH
AMOUNTED TO $.05 PER
SHARE.  F FMR AGREED TO
REIMBURSE A PORTION OF THE
FUND'S EXPENSES, OR
EXPENSES WERE LIMITED IN
ACCORDANCE WITH A STATE
EXPENSE LIMITATION.
WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER.  G FMR OR
THE FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION
OF THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS).  H FOR
FISCAL YEARS BEGINNING ON
OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED
TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY
VARY FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.



BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED           PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998         MONTHS   YEAR    YEARS    YEARS

SELECT BROKERAGE AND    -17.64%  6.51%   122.31%  472.66%
INVESTMENT MANAGEMENT

SELECT BROKERAGE AND    -20.18%  3.24%   115.57%  455.41%
INVESTMENT MANAGEMENT
(LOAD ADJ.)

S&P 500                 -8.10%   8.10%   131.21%  382.74%

GS Financial Services   -15.98%  3.35%   n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1  PAST 5  PAST 10
AUGUST 31, 1998         YEAR    YEARS   YEARS

SELECT BROKERAGE AND    6.51%   17.33%  19.07%
INVESTMENT MANAGEMENT

SELECT BROKERAGE AND    3.24%   16.60%  18.70%
INVESTMENT MANAGEMENT
(LOAD ADJ.)

S&P 500                 8.10%   18.25%  17.05%

GS Financial Services   3.35%   n/a     n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Brokerage/Invt. Mgt         S&P 500
             00068                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9946.39                    10426.00
  1988/10/31       9985.29                    10715.84
  1988/11/30       9764.84                    10562.61
  1988/12/31       9856.59                    10747.45
  1989/01/31      11141.09                    11534.17
  1989/02/28      10878.95                    11246.96
  1989/03/31      10892.06                    11509.02
  1989/04/30      10996.91                    12106.34
  1989/05/31      11717.81                    12596.64
  1989/06/30      11388.36                    12524.84
  1989/07/31      12759.18                    13655.84
  1989/08/31      13075.52                    13923.49
  1989/09/30      12666.91                    13866.40
  1989/10/31      11638.80                    13544.70
  1989/11/30      11520.17                    13821.02
  1989/12/31      11242.34                    14152.72
  1990/01/31      10748.32                    13203.07
  1990/02/28      11108.82                    13373.39
  1990/03/31      11415.92                    13727.79
  1990/04/30      10641.50                    13384.59
  1990/05/31      11656.25                    14689.59
  1990/06/30      11642.57                    14589.70
  1990/07/31      11228.20                    14543.01
  1990/08/31       9704.37                    13228.33
  1990/09/30       8875.62                    12584.11
  1990/10/31       8327.58                    12529.99
  1990/11/30       8875.62                    13339.43
  1990/12/31       9423.66                    13711.60
  1991/01/31      10207.84                    14309.43
  1991/02/28      11221.87                    15332.55
  1991/03/31      12371.09                    15703.60
  1991/04/30      12546.86                    15741.29
  1991/05/31      13209.35                    16421.31
  1991/06/30      12329.80                    15669.22
  1991/07/31      13277.21                    16399.40
  1991/08/31      13574.97                    16788.07
  1991/09/30      14278.75                    16507.71
  1991/10/31      15226.16                    16728.91
  1991/11/30      14387.03                    16054.73
  1991/12/31      17175.11                    17891.40
  1992/01/31      17418.72                    17558.62
  1992/02/29      17310.45                    17786.88
  1992/03/31      16850.28                    17440.03
  1992/04/30      15537.45                    17952.77
  1992/05/31      15496.84                    18040.74
  1992/06/30      15131.42                    17771.93
  1992/07/31      15984.08                    18498.80
  1992/08/31      15523.91                    18119.58
  1992/09/30      15415.64                    18333.39
  1992/10/31      16105.89                    18397.56
  1992/11/30      17554.07                    19024.91
  1992/12/31      18054.84                    19258.92
  1993/01/31      19124.05                    19420.70
  1993/02/28      19245.86                    19684.82
  1993/03/31      20788.78                    20100.17
  1993/04/30      20721.08                    19613.74
  1993/05/31      21398.24                    20139.39
  1993/06/30      22413.98                    20197.79
  1993/07/31      23158.86                    20117.00
  1993/08/31      24987.19                    20879.44
  1993/09/30      25447.66                    20718.67
  1993/10/31      24621.52                    21147.54
  1993/11/30      23944.36                    20946.64
  1993/12/31      26960.42                    21200.10
  1994/01/31      27534.98                    21920.90
  1994/02/28      26150.13                    21326.84
  1994/03/31      23218.37                    20396.99
  1994/04/30      23026.85                    20658.07
  1994/05/31      23586.68                    20996.87
  1994/06/30      24485.36                    20482.44
  1994/07/31      23910.79                    21154.27
  1994/08/31      24087.58                    22021.59
  1994/09/30      23174.17                    21482.06
  1994/10/31      23159.44                    21965.41
  1994/11/30      21553.60                    21165.43
  1994/12/31      22304.96                    21479.31
  1995/01/31      22025.04                    22036.27
  1995/02/28      22850.06                    22895.02
  1995/03/31      23085.78                    23570.66
  1995/04/30      23785.19                    24264.81
  1995/05/31      25122.63                    25234.68
  1995/06/30      26536.06                    25820.88
  1995/07/31      27812.71                    26677.10
  1995/08/31      27554.34                    26744.06
  1995/09/30      29226.15                    27872.66
  1995/10/31      27599.94                    27773.15
  1995/11/30      28268.66                    28992.39
  1995/12/31      27567.64                    29550.79
  1996/01/31      29364.83                    30556.70
  1996/02/29      29669.71                    30839.96
  1996/03/31      31001.56                    31136.95
  1996/04/30      31190.24                    31595.90
  1996/05/31      32223.36                    32410.76
  1996/06/30      32124.96                    32534.25
  1996/07/31      30157.12                    31096.88
  1996/08/31      31305.03                    31752.72
  1996/09/30      32912.10                    33539.76
  1996/10/31      34076.40                    34464.79
  1996/11/30      37421.73                    37069.98
  1996/12/31      38500.20                    36335.62
  1997/01/31      41308.37                    38605.87
  1997/02/28      42803.85                    38908.54
  1997/03/31      38466.97                    37309.79
  1997/04/30      42628.42                    39537.19
  1997/05/31      45808.90                    41944.21
  1997/06/30      48473.17                    43823.31
  1997/07/31      53801.73                    47310.33
  1997/08/31      52153.21                    44660.01
  1997/09/30      59763.04                    47106.04
  1997/10/31      56682.47                    45532.69
  1997/11/30      59263.49                    47640.40
  1997/12/31      62491.74                    48458.39
  1998/01/31      59779.13                    48994.34
  1998/02/28      67442.25                    52527.81
  1998/03/31      71206.00                    55217.76
  1998/04/30      74310.45                    55773.25
  1998/05/31      72576.71                    54814.51
  1998/06/30      76456.17                    57041.07
  1998/07/31      77108.46                    56433.58
  1998/08/31      55541.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980925 112150 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Brokerage and Investment Management Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $55,541 - a 455.41% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                               % OF FUND'S
                                               INVESTMENTS

PaineWebber Group, Inc.                        6.2

Citicorp                                       5.6

Bear Stearns Companies, Inc.                   5.5

Merrill Lynch & Co., Inc.                      5.0

Morgan Stanley, Dean Witter, Discover and Co.  4.4

Lehman Brothers Holdings, Inc.                 4.3

Edwards (A.G.), Inc.                           3.6

Equitable Companies, Inc.                      3.5

Kansas City Southern Industries, Inc.          2.9

Julius Baer Holding AG                         2.9

TOP INDUSTRIES AS OF AUGUST 31, 1998
SECURITY & COMMODITY BROKERS 26.3%
SECURITY BROKERS & DEALERS 19.3%
INVESTMENT MANAGERS 9.5%
NATIONAL COMMERCIAL BANKS 6.8%
LIFE INSURANCE 5.8%
ALL OTHER 32.3%
ROW: 1, COL: 1, VALUE: 32.3
ROW: 1, COL: 2, VALUE: 5.8
ROW: 1, COL: 3, VALUE: 6.8
ROW: 1, COL: 4, VALUE: 9.5
ROW: 1, COL: 5, VALUE: 19.3
ROW: 1, COL: 6, VALUE: 26.3
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Peter Fruzzetti)
Peter Fruzzetti,
Portfolio Manager
of Fidelity Select
Brokerage and Investment Management Portfolio
Q. HOW DID THE FUND PERFORM, PETER?
A. For the six-month period that ended on August 31, 1998, the fund had a total return of -17.64%. For the 12 months, it returned 6.51%. For the same periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Financial Services Index - an index of 271 stocks designed to measure the performance of companies in the financial services sector - which returned -15.98% and 3.35% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND TRAIL THE OVERALL STOCK MARKET DURING THE PAST SIX
MONTHS?
A. During most of the first half of 1998, fundamentals for the brokerage firms and investment managers had been superb. Declining interest rates helped to create a superior environment for the stock market. With the stock market up, we saw trading volumes increase, heavy underwriting volume and lots of merger and acquisition activity, all of which helped to increase earnings and thus stock valuations. During the summer of 1998, overall market sentiment changed. First, stock markets throughout the world began to slide, much of which was due to expectations of slowing growth. In some cases, concerns became exacerbated because of deteriorating economic conditions in emerging markets. With these concerns, both stock and bond prices declined as investors became more risk-averse. Because most brokerage firms have exposure in these areas, sales and trading results tend to be poor in this environment.
Q. WHY WERE BROKERAGE FIRMS SO HARD HIT?
A. When stock and bond prices decline, brokerage firms often take losses on trading positions. In addition, when the markets are more uncertain, fewer deals are done, reducing the volumes of initial public and secondary stock offerings and, consequently, limiting underwriting profits.
Q. DID THE STOCK PRICES OF INVESTMENT MANAGERS DECLINE IN THE SAME
WAY?
A. Both sectors have seen depreciating stock prices, but prices of investment management companies performed a little better than those of brokerage firms. Although investment management earnings are often tied to the stock and bond markets, their income is more fee-based, and less transaction-oriented. This means their earnings tend to be more stable than brokerage earnings, so it makes sense that their stocks performed a little better.
Q. WHICH HOLDINGS HELPED PERFORMANCE?
A. Most financial stocks have been weak, although some life insurance stocks performed better than most brokerage stocks. SunAmerica, ING, AFLAC, Hartford Life and Nationwide are examples of life stocks that helped fund performance. Also, Midland Walwyn, a Canadian brokerage firm, was acquired by Merrill Lynch, and the fund benefited from a healthy ownership position in the Canadian company.
Q. WHICH COMPANIES HURT PERFORMANCE?
A. During periods of uncertainty and market volatility, securities brokers and investment managers tend to lag the market. As a result, this group of stocks has not performed well. Most brokerage holdings detracted from performance, and the list would include Merrill Lynch, Morgan Stanley, Lehman Brothers and Travelers.
Q. WHAT IS YOUR OUTLOOK?
A. I am cautious. As I mentioned, the brokerage stocks tend to be volatile when the markets are volatile. World financial markets probably have more uncertainty than they did six months ago. While cautious, I intend to take advantage of opportunities if valuations become excessively discounted.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 068
TRADING SYMBOL: FSLBX
SIZE: as of August 31, 1998, more than
$605 million
MANAGER: Peter Fruzzetti, since 1997; equity analyst, insurance and health care industries, 1993-1996; equity analyst, insurance industry, since 1996; joined Fidelity in 1993

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.8%
 SHARES VALUE (NOTE 1)
BANKS - 14.0%
COMMERCIAL BANKS, NEC - 0.2%
Bank Sarasin & Compagnie Class B (Reg.) 1,110 $ 1,502,675
INTERNATIONAL BANKS - 2.9%
Julius Baer Holding AG  6,600  17,649,025
Toronto Dominion Bank  14,443  368,787
  18,017,812
NATIONAL COMMERCIAL BANKS - 6.8%
BankAmerica Corp.   40,000  2,562,500
Citicorp  320,000  34,600,000
Providian Financial Corp.   73,400  4,711,363
  41,873,863
STATE BANKS FEDERAL RESERVE - 4.1%
Bankers Trust New York Corp.   220,000  16,348,750
Credit Suisse Group (Reg.)  52,400  8,880,267
  25,229,017
TOTAL BANKS   86,623,367
COMPUTER SERVICES & SOFTWARE - 2.0%
DATA PROCESSING - 0.6%
DST Systems, Inc. (a)  64,100  3,621,650
ELECTRONIC INFORMATION RETRIEVAL - 1.4%
E Trade Group, Inc. (a)  535,400  8,901,025
TOTAL COMPUTER SERVICES & SOFTWARE   12,522,675
CREDIT & OTHER FINANCE - 6.2%
FINANCIAL SERVICES - 5.5%
American Express Co.   90,000  7,020,000
Equitable Companies, Inc.   380,600  21,765,563
Investors Financial Services Corp.   7,507  389,426
Perpetual PLC  20,000  1,165,955
Power Corporation of Canada  200,000  3,570,290
  33,911,234
MANAGEMENT & INVESTMENT OFFICES - 0.1%
Regent Pacific Group Ltd.   5,000,000  619,451
PERSONAL CREDIT INSTITUTIONS - 0.6%
Household International, Inc.   104,329  3,853,652
TOTAL CREDIT & OTHER FINANCE   38,384,337
FEDERAL SPONSORED CREDIT - 0.6%
FEDERAL & FEDERAL SPONSORED CREDIT AGENCIES - 0.6%
SLM Holding Corp.   100,000  3,587,500
INSURANCE - 9.6%
ACCIDENT & HEALTH INSURANCE - 0.0%
UICI (a)  15,000  227,813
INSURANCE BROKERS & SERVICES - 2.6%
Marsh & McLennan Companies, Inc.   333,000  16,150,500
INSURANCE CARRIERS - 1.0%
AFLAC, Inc.   240,000  6,030,000
LIFE INSURANCE - 5.8%
ARM Financial Group, Inc. Class A  100,400  1,455,800
Amerus Life Holdings, Inc.   15,500  412,688
Delphi Financial Group, Inc. Class A  20,808  868,734
Hartford Life, Inc. Class A  169,500  8,686,875
Liberty Financial Companies, Inc.   215,100  6,345,450
Life RE Corp.   14,300  1,283,425

 SHARES VALUE (NOTE 1)
Nationwide Financial Services, Inc.
 Class A  144,000 $ 6,435,000
Protective Life Corp.   38,000  1,173,250
Torchmark Corp.   250,000  8,937,500
  35,598,722
PROPERTY-CASUALTY & REINSURANCE - 0.2%
Reinsurance Group of America, Inc.   30,000  1,500,000
TOTAL INSURANCE   59,507,035
RAILROADS - 2.9%
Kansas City Southern Industries, Inc.   548,900  18,045,088
REAL ESTATE INVESTMENT TRUSTS - 0.1%
AMRESCO Capital Trust, Inc.   50,000  537,500
SAVINGS & LOANS - 0.1%
SAVINGS BANKS, FEDERAL CHARTER - 0.1%
Dime Bancorp., Inc.   20,000  380,000
SECURITIES INDUSTRY - 57.3%
INVESTMENT ADVICE - 2.2%
Conning Corp.   500  6,938
NVEST L.P.  189,100  4,928,419
Phoenix Investment Partners Ltd.   245,600  1,627,100
Pilgrim America Capital Corp. (a)  69,000  1,224,750
United Asset Management Corp.   270,000  5,872,500
  13,659,707
INVESTMENT MANAGERS - 9.5%
Eaton Vance Corp.   90,000  1,788,750
Franklin Resources, Inc.   427,900  13,799,775
Investors Group Inc.   979,600  10,929,551
John Nuveen Co. Class A  250,000  8,531,250
Mackenzie Financial Corp.   333,100  2,983,777
Pioneer Group, Inc.   340,000  6,098,750
Price (T. Rowe) Associates, Inc.   477,200  14,524,775
  58,656,628
SECURITY & COMMODITY BROKERS - 26.3%
Advest Group, Inc. (The)  305,800  5,848,425
Bear Stearns Companies, Inc.   914,072  33,763,535
Daiwa Securities Co. Ltd.   2,430,000  7,726,881
Edwards (A.G.), Inc.   814,200  22,085,175
Fahnestock Viner Holdings, Inc. Class A  77,600  1,088,428
First Marathon Inc. Class A (non-vtg.)  44,700  534,348
Jefferies Group, Inc.   163,600  4,672,825
Legg Mason, Inc.   179,166  8,510,385
Merrill Lynch & Co., Inc.   465,100  30,696,600
Morgan Keegan, Inc.   157,925  2,803,169
Morgan Stanley, Dean Witter, Discover
 and Co.  469,865  27,281,537
Nomura Securities Co. Ltd.   1,000,000  9,328,282
Raymond James Financial, Inc.   357,225  6,139,805
Southwest Securities Group, Inc.   82,467  1,334,935
Stifel Financial Corp.   110,250  1,054,266
  162,868,596
SECURITY BROKERS & DEALERS - 19.3%
Dain Rauscher Corp.   188,350  7,004,266
Donaldson Lufkin & Jenrette, Inc.  479,000  16,765,000
Everen Capital Corp.   200,800  3,652,050
Hambrecht & Quist Group (a)  262,600  5,317,650
Lehman Brothers Holdings, Inc.   673,000  26,499,369
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SECURITIES INDUSTRY - CONTINUED
SECURITY BROKERS & DEALERS - CONTINUED
PaineWebber Group, Inc.   1,096,300 $ 38,096,425
Travelers Group, Inc. (The)  291,502  12,935,401
Waddell & Reed Financial, Inc. Class A  540,000  8,977,500
  119,247,661
TOTAL SECURITIES INDUSTRY   354,432,592
TOTAL COMMON STOCKS
 (Cost $608,509,864)   574,020,094
CASH EQUIVALENTS - 7.2%
Taxable Central Cash Fund (b)
 (Cost $44,243,515)  44,243,515  44,243,515
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $652,753,379)  $ 618,263,609

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $331,603,936 and $221,737,301, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $18,544 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   89.4%
Switzerland   4.5
Canada   3.1
Japan   2.7
Others (individually less than 1%)   0.3
TOTAL  100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $653,596,283. Net unrealized depreciation aggregated $35,332,674, of which $63,541,539 related to appreciated investment securities and $98,874,213 related to depreciated investment securities.

BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                      $ 618,263,609
securities, at
value
(cost
$652,753,37
9) -
See
accompanyin
g schedule

Receivable for                      13,409,103
investments
sold

Receivable for                      1,413,672
fund shares
sold

Dividends                           384,144
receivable

Interest                            169,560
receivable

Redemption fees                     21,417
receivable

 TOTAL ASSETS                       633,661,505

LIABILITIES

Payable for          $ 27,362,501
fund shares
redeemed

Accrued               419,200
management
fee

Other payables        507,252
and
accrued
expenses

 TOTAL LIABILITIES                  28,288,953

NET ASSETS                         $ 605,372,552

Net Assets
consist of:

Paid in capital                    $ 609,597,902

Undistributed                       1,675,781
net investment
income

Accumulated                         28,585,526
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                      (34,486,657)
appreciation
(depreciation)
on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                    $ 605,372,552
18,709,652
shares
outstanding

NET ASSET                           $32.36
VALUE and
redemption
price per
share
($605,372,5
52 (divided by)
18,709,652
shares)

Maximum                             $33.36
offering price
per share
(100/97.00
of $32.36)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                          $ 5,098,319
INCOME
Dividends

Interest                             1,625,724

 TOTAL INCOME                        6,724,043

EXPENSES

Management          $ 2,664,159
fee

Transfer agent       2,237,908
fees

Accounting fees      352,542
and expenses

Non-interested       1,492
trustees'
compensation

Custodian fees       36,188
and expenses

Registration fees    135,407

Audit                20,069

Legal                2,005

Reports to           73,981
shareholders

 Total expenses      5,523,751
before
reductions

 Expense             (61,509)        5,462,242
reductions

NET INVESTMENT                       1,261,801
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          29,891,882
securities

 Foreign             (36,777)        29,855,105
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (182,844,318)
securities

 Assets and          (400)           (182,844,718)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                      (152,989,613)

NET INCREASE                        $ (151,727,812)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 4,169,362
INFORMATION
Sales charges
paid to FDC

 Sales charges                      $ 4,163,450
- Retained by
FDC

 Deferred sales                     $ 2,849
charges
withheld
 by FDC

 Exchange fees                      $ 141,518
withheld by
FSC

 Expense                            $ 58,777
reductions
 Directed
brokerage
arrangements

  Custodian                          1,169
credits

  Transfer                           1,563
agent credits

                                    $ 61,509

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

Operations         $ 1,261,801       $ 2,052,773
Net investment
income

 Net realized       29,855,105        24,237,839
gain (loss)

 Change in net      (182,844,718)     128,112,104
unrealized
appreciation
(depreciation)

 NET INCREASE       (151,727,812)     154,402,716
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

Distributions to    (201,766)         (1,439,025)
shareholders
From net
investment
income

 From net           (10,471,069)      (10,009,644)
realized gain

 TOTAL              (10,672,835)      (11,448,669)
DISTRIBUTIONS

Share               667,884,104       894,533,503
transactions
Net proceeds
from sales of
shares

 Reinvestment       10,559,914        11,336,755
of distributions

 Cost of shares     (587,560,018)     (832,884,965)
redeemed

 NET INCREASE       90,884,000        72,985,293
(DECREASE)
IN NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption         821,811           1,340,868
fees

  TOTAL             (70,694,836)      217,280,208
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of       676,067,388       458,787,180
period

 End of period     $ 605,372,552     $ 676,067,388
(including
undistribute
d net
investment
income of
$1,675,781
and
$675,811,
respectively)

OTHER
INFORMATION
Shares

 Sold               15,298,302        26,764,779

 Issued in          249,065           321,841
reinvestment
of distributions

 Redeemed           (13,834,175)      (27,900,822)

 Net increase       1,713,192         (814,202)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

Net asset               $ 39.78      $ 25.76       $ 18.49    $ 15.51       $ 17.75       $ 14.22
value,
beginning
of period

Income from
Investment
Operation
s

 Net                     .06          .16           .08        .09           (.03)         (.02)
investment
income
(loss) D

 Net                     (6.99)       14.46         7.80       4.29          (2.25)        4.95
realized
and
unrealized
gain (loss)

 Total from              (6.93)       14.62         7.88       4.38          (2.28)        4.93
investment
operations

Less
Distributio
ns

 From net                (.01)        (.09)         (.06)      (.04)         -             (.01)
investment
income

 From net                (.52)        (.61)         (.65)      (1.09)        -             (1.47)
realized
gain

 In excess               -            -             -          (.35)         -             -
of net
realized
gain

 Total                   (.53)        (.70)         (.71)      (1.48)        -             (1.48)
distributio
ns

Redemption               .04          .10           .10        .08           .04           .08
fees
added to
paid in
capital

Net asset               $ 32.36      $ 39.78       $ 25.76    $ 18.49       $ 15.51       $ 17.75
value, end
of period

TOTAL                    (17.64)%     57.56%        44.27%     29.85%        (12.62)%      35.87%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,             $ 605,373    $ 676,067     $ 458,787  $ 38,382      $ 27,346      $ 59,810
end of
period
(000
omitted)

Ratio of                 1.20% A      1.33%         1.94%      1.64% E       2.54% E       1.79%
expenses
to average
net assets

Ratio of                 1.18% A, F   1.29% F       1.93% F    1.61% F       2.54%         1.77% F
expenses
to average
net assets
after
expense
reductions

Ratio of net             .27% A       .49%          .37%       .50%          (.20)%        (.14)%
investment
income
(loss) to
average
net assets

Portfolio                55% A        100%          16%        166%          139%          295%
turnover
rate

Average                 $ .0259      $ .0460       $ .0392
commissio
n rate G

A ANNUALIZED B
 THE TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR
AGREED TO REIMBURSE
A PORTION OF THE
FUND'S EXPENSES, OR
EXPENSES WERE
LIMITED IN ACCORDANCE
WITH A STATE EXPENSE
LIMITATION. WITHOUT
THIS REIMBURSEMENT,
THE FUND'S EXPENSE
RATIO WOULD HAVE
BEEN HIGHER
 . F FMR OR THE
FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


FINANCIAL SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED              PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998            MONTHS   YEAR    YEARS    YEARS

SELECT FINANCIAL SERVICES  -14.75%  5.13%   139.03%  488.67%

SELECT FINANCIAL SERVICES  -17.38%  1.91%   131.78%  470.93%
(LOAD ADJ.)

S&P 500                    -8.10%   8.10%   131.21%  382.74%

GS Financial Services      -15.98%  3.35%   n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED              PAST 1  PAST 5  PAST 10
AUGUST 31, 1998            YEAR    YEARS   YEARS

SELECT FINANCIAL SERVICES  5.13%   19.04%  19.40%

SELECT FINANCIAL SERVICES  1.91%   18.31%  19.03%
(LOAD ADJ.)

S&P 500                    8.10%   18.25%  17.05%

GS Financial Services      3.35%   n/a     n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Financial Services          S&P 500
             00066                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10102.00                    10426.00
  1988/10/31      10129.72                    10715.84
  1988/11/30       9710.40                    10562.61
  1988/12/31       9537.79                    10747.45
  1989/01/31      10026.63                    11534.17
  1989/02/28      10005.22                    11246.96
  1989/03/31      10736.70                    11509.02
  1989/04/30      10932.95                    12106.34
  1989/05/31      11618.05                    12596.64
  1989/06/30      11537.09                    12524.84
  1989/07/31      12460.49                    13655.84
  1989/08/31      12812.60                    13923.49
  1989/09/30      13078.48                    13866.40
  1989/10/31      11831.72                    13544.70
  1989/11/30      11670.03                    13821.02
  1989/12/31      11382.63                    14152.72
  1990/01/31      10421.68                    13203.07
  1990/02/28      10798.81                    13373.39
  1990/03/31      10632.00                    13727.79
  1990/04/30      10254.88                    13384.59
  1990/05/31      11157.80                    14689.59
  1990/06/30      10845.95                    14589.70
  1990/07/31      10149.72                    14543.01
  1990/08/31       8934.94                    13228.33
  1990/09/30       7604.13                    12584.11
  1990/10/31       6940.54                    12529.99
  1990/11/30       7919.61                    13339.43
  1990/12/31       8613.25                    13711.60
  1991/01/31       9395.93                    14309.43
  1991/02/28      10475.37                    15332.55
  1991/03/31      10976.14                    15703.60
  1991/04/30      11332.24                    15741.29
  1991/05/31      12200.25                    16421.31
  1991/06/30      11209.83                    15669.22
  1991/07/31      12096.38                    16399.40
  1991/08/31      12897.61                    16788.07
  1991/09/30      12819.72                    16507.71
  1991/10/31      13101.63                    16728.91
  1991/11/30      12129.77                    16054.73
  1991/12/31      13921.46                    17891.40
  1992/01/31      14614.91                    17558.62
  1992/02/29      15664.45                    17786.88
  1992/03/31      15312.10                    17440.03
  1992/04/30      15900.60                    17952.77
  1992/05/31      16582.80                    18040.74
  1992/06/30      16964.37                    17771.93
  1992/07/31      17449.50                    18498.80
  1992/08/31      16448.68                    18119.58
  1992/09/30      16960.55                    18333.39
  1992/10/31      17632.86                    18397.56
  1992/11/30      18958.38                    19024.91
  1992/12/31      19882.64                    19258.92
  1993/01/31      21136.75                    19420.70
  1993/02/28      21698.66                    19684.82
  1993/03/31      22834.70                    20100.17
  1993/04/30      21741.53                    19613.74
  1993/05/31      21749.78                    20139.39
  1993/06/30      22561.74                    20197.79
  1993/07/31      23167.61                    20117.00
  1993/08/31      23888.90                    20879.44
  1993/09/30      24441.19                    20718.67
  1993/10/31      23785.86                    21147.54
  1993/11/30      22726.60                    20946.64
  1993/12/31      23372.91                    21200.10
  1994/01/31      24959.58                    21920.90
  1994/02/28      24053.58                    21326.84
  1994/03/31      22955.11                    20396.99
  1994/04/30      23826.81                    20658.07
  1994/05/31      24843.84                    20996.87
  1994/06/30      24257.27                    20482.44
  1994/07/31      25104.01                    21154.27
  1994/08/31      25983.85                    22021.59
  1994/09/30      24025.48                    21482.06
  1994/10/31      23897.76                    21965.41
  1994/11/30      22384.05                    21165.43
  1994/12/31      22520.38                    21479.31
  1995/01/31      23685.05                    22036.27
  1995/02/28      25189.20                    22895.02
  1995/03/31      25633.13                    23570.66
  1995/04/30      26437.43                    24264.81
  1995/05/31      27905.01                    25234.68
  1995/06/30      28035.58                    25820.88
  1995/07/31      28975.67                    26677.10
  1995/08/31      30103.78                    26744.06
  1995/09/30      31822.06                    27872.66
  1995/10/31      31007.31                    27773.15
  1995/11/30      33096.40                    28992.39
  1995/12/31      33181.58                    29550.79
  1996/01/31      34732.97                    30556.70
  1996/02/29      35026.18                    30839.96
  1996/03/31      35442.02                    31136.95
  1996/04/30      35048.67                    31595.90
  1996/05/31      35863.12                    32410.76
  1996/06/30      36387.87                    32534.25
  1996/07/31      35595.28                    31096.88
  1996/08/31      36655.71                    31752.72
  1996/09/30      39088.12                    33539.76
  1996/10/31      41564.27                    34464.79
  1996/11/30      45133.64                    37069.98
  1996/12/31      43838.71                    36335.62
  1997/01/31      46448.77                    38605.87
  1997/02/28      47473.34                    38908.54
  1997/03/31      43907.40                    37309.79
  1997/04/30      47605.18                    39537.19
  1997/05/31      49167.97                    41944.21
  1997/06/30      51782.65                    43823.31
  1997/07/31      57583.03                    47310.33
  1997/08/31      54313.18                    44660.01
  1997/09/30      57793.41                    47106.04
  1997/10/31      57024.03                    45532.69
  1997/11/30      58953.48                    47640.40
  1997/12/31      62243.40                    48458.39
  1998/01/31      61575.44                    48994.34
  1998/02/28      66977.48                    52527.81
  1998/03/31      70609.10                    55217.76
  1998/04/30      71779.32                    55773.25
  1998/05/31      70436.45                    54814.51
  1998/06/30      73650.77                    57041.07
  1998/07/31      73886.48                    56433.58
  1998/08/31      57093.09                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980916 100316 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Financial Services Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $57,093 - a 470.93% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                    % OF FUND'S
                                    INVESTMENTS

NationsBank Corp.                   4.5

American Express Co.                4.4

American International Group, Inc.  4.4

U.S. Bancorp                        4.2

Household International, Inc.       4.1

BankAmerica Corp.                   3.8

Wells Fargo & Co.                   3.5

Citicorp                            3.3

Banc One Corp.                      2.6

Fannie Mae                          2.6

TOP INDUSTRIES AS OF AUGUST 31, 1998
NATIONAL COMMERCIAL BANKS 34.6%
PROPERTY-CASUALTY &
REINSURANCE 13.9%
PERSONAL CREDIT INSTITUTIONS 8.2%
FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCIES 6.4%
FINANCIAL SERVICES 6.0%
ALL OTHERS 30.9%






ROW: 1, COL: 1, VALUE: 30.9
ROW: 1, COL: 2, VALUE: 6.0
ROW: 1, COL: 3, VALUE: 6.4
ROW: 1, COL: 4, VALUE: 8.199999999999999
ROW: 1, COL: 5, VALUE: 13.9
ROW: 1, COL: 6, VALUE: 34.6
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

FINANCIAL SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Robert Ewing)
Robert Ewing,
Portfolio Manager
of Fidelity Select
Financial Services Portfolio
Q. HOW DID THE FUND PERFORM, BOB?
A. For the six months that ended August 31, 1998, the fund returned -14.75%. For the 12 months, it returned 5.13%. For the same periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Financial Services Index - an index of 271 stocks designed to measure the performance of companies in the financial services sector - which returned -15.98% and 3.35% over the same six- and 12-month periods, respectively.
Q. AFTER A PROLONGED PERIOD IN WHICH FINANCIAL SERVICES STOCKS DID BETTER THAN THE OVERALL MARKET, THEY UNDERPERFORMED DURING THE PAST SIX MONTHS. WHY?
A. There were two basic reasons. Financial services companies traditionally are highly leveraged - they operate using a great deal of borrowed money. Typically, owners' equity represents only a relatively small portion of the value of operations. As a result, financial services companies are more sensitive to market changes than the overall market. The second factor is that financial services companies have become much more a part of the global economy and much more influenced by international events over the past 10 or 20 years. Over the six months, we witnessed major problems in Russia, a continuation of the problems in Asia and emerging problems in Latin America. These global economic problems had a greater impact on the U.S. financial services industry than on U.S. industry in general.
Q. IN LIGHT OF THESE CHALLENGES, WHAT STRATEGIES DID YOU EMPHASIZE?
A. Throughout the period, I emphasized companies that lent to U.S. consumers, because consumer credit quality here has improved. I also emphasized domestically oriented regional banks, like U.S. Bancorp and Wells Fargo, with relatively little foreign exposure. At the same time, I tried to de-emphasize money center banks with large foreign involvement - companies such as Bankers Trust and J.P. Morgan. I also tried to invest in financial companies that don't necessarily lend, such as life insurance and annuity companies. An example would be Torchmark. The final strategy was to look for companies trading at very attractive stock valuations relative to their underlying value. Lehman Brothers is a good example of a brokerage company that was trading at book value.
Q. WHAT HOLDINGS HELPED PERFORMANCE?
A. Two of the top performers, Beneficial Corp. and Greentree Financial, are consumer lenders. Beneficial and Greentree also were acquired, which lifted their performance. SunAmerica was another strong contributor, helped by its strong business in retirement savings. AIG has recently announced that it would acquire SunAmerica.
Q. WHAT HOLDINGS HURT PERFORMANCE?
A. The performance of several large financial companies was hampered due to their exposure to international problems. These included American Express, Chase Manhattan, Travelers Group and BankAmerica. Associates First Capital, a consumer-oriented company that also is involved in commercial lending, did not perform well because of investors' worries about its commercial loans.
Q. WHAT IS YOUR OUTLOOK?
A. This is a pivotal time. If investors think the world economy will stabilize, they are likely to come to the conclusion that financial services stocks have been over-discounted and will turn out to be terrific stocks. On the other hand, if investors think the world economy will continue to slip and that the U.S. economy will begin to slow, then financial services will continue to be a volatile sector. I plan to continue to emphasize consumer lenders and domestically oriented regional banks, as well as companies that don't have a lot of credit risk, such as life insurers. I also will try to find relatively cheaper stocks, with lower price-to-earnings ratios, to reduce risk in the fund.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: December 10, 1981
FUND NUMBER: 066
TRADING SYMBOL: FIDSX
SIZE: as of August 31, 1998, more than
$515 million
MANAGER: Robert Ewing, since January 1998;
manager, Fidelity Advisor Financial Services
Fund since January 1998; Fidelity Select
Environmental Services Portfolio, 1996-1997;
Fidelity Select Energy Service Portfolio,
1996-January 1998; joined Fidelity in 1990

FINANCIAL SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.6%
 SHARES VALUE (NOTE 1)
BANKS - 36.5%
INTERNATIONAL BANKS - 0.5%
Royal Bank of Canada  65,000 $ 2,451,227
NATIONAL COMMERCIAL BANKS - 34.6%
Banc One Corp.   352,719  13,403,322
Bank of New York Co., Inc.   470,936  11,390,765
BankAmerica Corp.   302,000  19,346,875
Chase Manhattan Corp.   250,000  13,250,000
Citicorp  157,000  16,975,625
Comerica, Inc.   175,167  9,152,476
First Union Corp.   90,690  4,398,465
Marshall & Ilsley Corp.   30,000  1,320,000
Mellon Bank Corp.   40,000  2,080,000
National City Corp.   85,500  5,023,125
NationsBank Corp.   400,400  22,822,800
Norwest Corp.   110,000  3,272,500
Providian Financial Corp.   101,800  6,534,288
U.S. Bancorp   620,489  21,174,187
Wachovia Corp.   89,500  6,561,469
Wells Fargo & Co.   63,000  17,758,125
Zions Bancorp  50,000  1,918,750
  176,382,772
STATE BANKS FEDERAL RESERVE - 1.4%
Crestar Financial Corp.   20,000  1,010,000
Firstar Corp.   39,000  1,511,250
Northern Trust Corp.   90,000  5,017,500
  7,538,750
TOTAL BANKS   186,372,749
CREDIT & OTHER FINANCE - 16.9%
BANK HOLDING COMPANY OFFICES - 1.9%
Fleet Financial Group, Inc.   149,767  9,819,099
FINANCIAL SERVICES - 6.0%
American Express Co.   287,300  22,409,400
Equitable Companies, Inc.   54,200  3,099,563
First Chicago NBD Corp.   75,000  4,753,125
  30,262,088
MORTGAGE BANKERS - 0.8%
Aames Financial Corp.   100,000  650,000
Headlands Mortgage Co. (a)  75,000  1,040,625
Resource Bancshares Mortgage
 Group, Inc.   155,000  2,441,250
  4,131,875
PERSONAL CREDIT INSTITUTIONS - 8.2%
Associates First Capital Corp. Class A  210,100  12,422,163
Household International, Inc.   559,746  20,675,618
MBNA Corp.   315,000  7,402,500
Takefuji Corp. (c)  34,000  1,465,425
  41,965,706
TOTAL CREDIT & OTHER FINANCE   86,178,768
FEDERAL SPONSORED CREDIT - 6.4%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 6.4%
Freddie Mac  314,600  12,426,700
Fannie Mae  235,000  13,350,938
SLM Holding Corp.   186,000  6,672,750
  32,450,388

 SHARES VALUE (NOTE 1)
INSURANCE - 24.4%
INSURANCE BROKERS & SERVICES - 1.2%
Marsh & McLennan Companies, Inc.   122,500 $ 5,941,250
INSURANCE CARRIERS - 4.3%
AFLAC, Inc.   382,000  9,597,750
AMBAC, Inc.   65,000  3,067,188
Blanch E.W. Holdings, Inc.   35,000  1,249,063
MBIA, Inc.   67,400  3,782,825
MGIC Investment Corp.   104,200  4,324,300
  22,021,126
LIFE INSURANCE - 4.5%
Aon Corp.   97,500  6,099,844
Hartford Life, Inc. Class A  25,000  1,281,250
Nationwide Financial Services, Inc.
 Class A  35,000  1,564,063
Reliastar Financial Corp.   25,000  981,250
SunAmerica, Inc.   110,000  6,813,125
Torchmark Corp.   180,000  6,435,000
  23,174,532
PROPERTY-CASUALTY & REINSURANCE - 13.9%
ACE Ltd.   80,000  2,320,000
Aegon NV (Reg.)  36,940  3,158,370
Allstate Corp.   227,800  8,542,500
American International Group, Inc.   287,500  22,227,344
Capital Re Corp.   60,000  1,590,000
Chubb Corp. (The)  30,000  1,875,000
General Re Corp.   10,500  2,178,750
HCC Insurance Holdings, Inc.   150,000  2,803,125
Hartford Financial Services Group, Inc.   190,000  8,502,500
Old Republic International Corp.   60,000  1,338,750
PMI Group, Inc.   58,400  3,233,900
Progressive Corp.   55,000  5,359,063
RenaissanceRe Holdings Ltd.   125,000  5,234,375
Travelers Property Casualty Corp. Class A  75,000  2,470,313
  70,833,990
SURETY INSURANCE - 0.5%
Amerin Corp. (a)  120,000  2,737,500
TOTAL INSURANCE   124,708,398
REAL ESTATE INVESTMENT TRUSTS - 1.6%
Crescent Real Estate Equities, Inc.   70,000  1,610,000
Duke Realty Investors, Inc.   50,000  1,037,500
Equity Office Properties Trust   50,000  1,134,375
Imperial Credit Commercial Mortgage
 Investment Corp.   85,100  765,900
Ocwen Asset Investment Corp.   200,000  1,950,000
Public Storage, Inc.   40,000  935,000
Starwood Hotels & Resorts Trust  20,000  730,000
  8,162,775
SAVINGS & LOANS - 2.6%
SAVINGS BANKS & SAVINGS & LOANS - 0.4%
Astoria Financial Corp.   25,000  900,000
Charter One Financial Corp.   50,000  1,150,000
  2,050,000
SAVINGS BANKS, FEDERAL CHARTER - 2.2%
Ahmanson (H.F.) & Co.   41,000  2,185,813
Dime Bancorp., Inc.   135,000  2,565,000
Golden State Bancorp  125,000  1,984,375
Golden State Bancorp Litigation
 Track warrants 1/1/01 (a)  50,000  225,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SAVINGS & LOANS - CONTINUED
SAVINGS BANKS, FEDERAL CHARTER - CONTINUED
Telebanc Financial Corp. (a)  1,800 $ 22,275
Washington Mutual, Inc.   130,000  4,160,000
  11,142,463
TOTAL SAVINGS & LOANS   13,192,463
SECURITIES INDUSTRY - 7.2%
INVESTMENT MANAGERS - 0.7%
Investors Group Inc.   200,000  2,231,431
Pioneer Group, Inc.   75,000  1,345,313
  3,576,744
SECURITY & COMMODITY BROKERS - 2.6%
Bear Stearns Companies, Inc.   185,000  6,833,438
Merrill Lynch & Co., Inc.   76,000  5,016,000
Nomura Securities Co. Ltd.   150,000  1,399,242
  13,248,680
SECURITY BROKERS & DEALERS - 3.9%
Lehman Brothers Holdings, Inc.   110,600  4,354,869
Travelers Group, Inc. (The)  282,000  12,513,750
Waddell & Reed Financial, Inc. Class A  170,000  2,826,250
  19,694,869
TOTAL SECURITIES INDUSTRY   36,520,293
TOTAL COMMON STOCKS
 (Cost $494,100,377)   487,585,834
CASH EQUIVALENTS - 4.4%
Taxable Central Cash Fund (b)
 (Cost $22,353,205)  22,353,205  22,353,205
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $516,453,582)  $ 509,939,039

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,465,425 or 0.3% of net assets.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $240,604,803 and $214,158,353, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $31,875 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $516,496,405. Net unrealized depreciation aggregated $6,557,366, of which $56,926,487 related to appreciated investment securities and $63,483,853 related to depreciated investment securities.

FINANCIAL SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                     $ 509,939,039
securities, at
value
(cost
$516,453,58
2) -
See
accompanyin
g schedule

Receivable for                     20,581,799
investments
sold

Receivable for                     2,293,085
fund shares
sold

Dividends                          535,614
receivable

Interest                           183,355
receivable

Redemption fees                    9,559
receivable

 TOTAL ASSETS                      533,542,451

LIABILITIES

Payable for          $ 2,952,000
investments
purchased

Payable for           14,020,676
fund shares
redeemed

Accrued               316,972
management
fee

Other payables        363,574
and
accrued
expenses

 TOTAL LIABILITIES                 17,653,222

NET ASSETS                        $ 515,889,229

Net Assets
consist of:

Paid in capital                   $ 483,083,768

Undistributed                      1,843,380
net investment
income

Accumulated                        37,456,197
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                     (6,494,116)
appreciation
(depreciation)
on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                   $ 515,889,229
6,453,062
shares
outstanding

NET ASSET                          $79.94
VALUE and
redemption
price per
share
($515,889,2
29 (divided by)
6,453,062
shares)

Maximum                            $82.41
offering price
per share
(100/97.00
of $79.94)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                          $ 4,532,605
INCOME
Dividends

Interest                             1,331,358
(including
income on
securities
loaned of
$1,796)

 TOTAL INCOME                        5,863,963

EXPENSES

Management          $ 2,010,972
fee

Transfer agent       1,612,555
fees

Accounting and       297,132
security
lending fees

Non-interested       1,329
trustees'
compensation

Custodian fees       10,355
and expenses

Registration fees    74,708

Audit                18,423

Legal                1,736

Reports to           62,024
shareholders

 Total expenses      4,089,234
before
reductions

 Expense             (69,413)        4,019,821
reductions

NET INVESTMENT                       1,844,142
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          37,527,194
securities

 Foreign             19,235          37,546,429
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (135,356,614)
securities

 Assets and          20,427          (135,336,187)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                      (97,789,758)

NET INCREASE                        $ (95,945,616)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 1,576,268
INFORMATION
Sales charges
paid to FDC

 Sales charges                      $ 1,575,034
- Retained by
FDC

 Deferred sales                     $ 6,835
charges
withheld
 by FDC

 Exchange fees                      $ 58,680
withheld by
FSC

 Expense                            $ 67,246
reductions
 Directed
brokerage
arrangements

  Custodian                          2,104
credits

  Transfer                           63
agent credits

                                    $ 69,413

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

Operations         $ 1,844,142       $ 3,633,948
Net
investment
income

 Net realized       37,546,429        108,047,031
gain (loss)

 Change in net      (135,336,187)     47,345,052
unrealized
appreciation
(depreciation)

 NET INCREASE       (95,945,616)      159,026,031
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to    (1,162,931)       (3,089,281)
shareholders
From net
investment
income

 From net           (61,384,939)      (50,526,464)
realized gain

 TOTAL              (62,547,870)      (53,615,745)
DISTRIBUTIONS

Share               243,927,672       474,752,061
transactions
Net proceeds
from sales of
shares

 Reinvestment       61,457,951        52,640,022
of
distributions

 Cost of shares     (236,208,147)     (455,053,591)
redeemed

 NET INCREASE       69,177,476        72,338,492
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption         297,623           734,651
fees

  TOTAL             (89,018,387)      178,483,429
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of       604,907,616       426,424,187
period

 End of period     $ 515,889,229     $ 604,907,616
(including
undistribute
d net
investment
income of
$1,843,38
0 and
$1,378,88
2,
respectively)

OTHER
INFORMATION
Shares

 Sold               2,355,109         5,332,883

 Issued in          609,460           604,501
reinvestment
of
distributions

 Redeemed           (2,368,715)       (5,221,709)

 Net increase       595,854           715,675
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                         SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                         ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

Net asset                $ 103.28     $ 82.94       $ 65.70    $ 48.23       $ 51.24       $ 53.29
value,
beginning
of period

Income from
Investment
Operation
s

 Net                      .28          .70           .74        1.03          .76           .29
investment
income D

 Net                      (13.43)      30.65         21.55      17.56         .87           5.02
realized
and
unrealized
gain (loss)

 Total from               (13.15)      31.35         22.29      18.59         1.63          5.31
investment
operations

Less
Distributio
ns

 From net                 (.19)        (.64)         (.63)      (.37)         (.79)         (.20)
investment
income

 From net                 (10.04)      (10.51)       (4.56)     (.91)         (3.93)        (7.32)
realized
gain

 Total                    (10.23)      (11.15)       (5.19)     (1.28)        (4.72)        (7.52)
distributio
ns

Redemption                .04          .14           .14        .16           .08           .16
fees
added to
paid in
capital

Net asset                $ 79.94      $ 103.28      $ 82.94    $ 65.70       $ 48.23       $ 51.24
value, end
of period

TOTAL                     (14.75)%     41.08%        35.54%     39.05%        4.72%         10.85%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,              $ 515,889    $ 604,908     $ 426,424  $ 270,466     $ 153,089     $ 116,195
end of
period
(000
omitted)

Ratio of                  1.17% A      1.31%         1.45%      1.42%         1.56%         1.64%
expenses
to average
net assets

Ratio of                  1.15% A, E   1.29% E       1.43% E    1.41% E       1.54% E       1.63% E
expenses
to average
net assets
after
expense
reductions

Ratio of net              .53% A       .78%          1.03%      1.78%         1.52%         .53%
investment
income to
average
net assets

Portfolio                 69% A        84%           80%        125%          107%          93%
turnover
rate

Average                  $ .0434      $ .0452       $ .0433
commissio
n rate F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING
THE PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


HOME FINANCE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED              PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998            MONTHS   YEAR     YEARS    YEARS

SELECT HOME FINANCE        -26.84%  -14.69%  148.93%  655.74%

SELECT HOME FINANCE        -29.11%  -17.32%  141.39%  633.00%
(LOAD ADJ.)

S&P 500                    -8.10%   8.10%    131.21%  382.74%

GS Financial Services      -15.98%  3.35%    n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED          PAST 1   PAST 5  PAST 10
AUGUST 31, 1998        YEAR     YEARS   YEARS

SELECT HOME FINANCE    -14.69%  20.01%  22.42%

SELECT HOME FINANCE    -17.32%  19.27%  22.04%
(LOAD ADJ.)

S&P 500                8.10%    18.25%  17.05%

GS Financial Services  3.35%    n/a     n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Home Finance                S&P 500
             00098                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10194.13                    10426.00
  1988/10/31      10484.16                    10715.84
  1988/11/30       9957.81                    10562.61
  1988/12/31      10132.12                    10747.45
  1989/01/31      10981.91                    11534.17
  1989/02/28      11221.60                    11246.96
  1989/03/31      11276.07                    11509.02
  1989/04/30      11853.49                    12106.34
  1989/05/31      12365.55                    12596.64
  1989/06/30      12614.45                    12524.84
  1989/07/31      13053.97                    13655.84
  1989/08/31      13856.11                    13923.49
  1989/09/30      14372.56                    13866.40
  1989/10/31      12581.48                    13544.70
  1989/11/30      12174.92                    13821.02
  1989/12/31      11077.08                    14152.72
  1990/01/31      10158.77                    13203.07
  1990/02/28      10537.57                    13373.39
  1990/03/31      10560.53                    13727.79
  1990/04/30      10308.00                    13384.59
  1990/05/31      11283.70                    14689.59
  1990/06/30      11168.91                    14589.70
  1990/07/31      10204.69                    14543.01
  1990/08/31       9171.59                    13228.33
  1990/09/30       8379.55                    12584.11
  1990/10/31       7748.22                    12529.99
  1990/11/30       8586.17                    13339.43
  1990/12/31       9406.32                    13711.60
  1991/01/31      10306.06                    14309.43
  1991/02/28      11708.24                    15332.55
  1991/03/31      12245.74                    15703.60
  1991/04/30      12666.40                    15741.29
  1991/05/31      13192.22                    16421.31
  1991/06/30      12456.07                    15669.22
  1991/07/31      13788.15                    16399.40
  1991/08/31      14313.97                    16788.07
  1991/09/30      14197.12                    16507.71
  1991/10/31      13951.73                    16728.91
  1991/11/30      13309.07                    16054.73
  1991/12/31      15483.33                    17891.40
  1992/01/31      17009.19                    17558.62
  1992/02/29      18121.06                    17786.88
  1992/03/31      17813.52                    17440.03
  1992/04/30      18192.03                    17952.77
  1992/05/31      19989.94                    18040.74
  1992/06/30      20014.98                    17771.93
  1992/07/31      20999.13                    18498.80
  1992/08/31      19860.84                    18119.58
  1992/09/30      20180.99                    18333.39
  1992/10/31      20560.42                    18397.56
  1992/11/30      22671.00                    19024.91
  1992/12/31      24440.87                    19258.92
  1993/01/31      26194.36                    19420.70
  1993/02/28      26638.74                    19684.82
  1993/03/31      27587.55                    20100.17
  1993/04/30      26093.28                    19613.74
  1993/05/31      25646.73                    20139.39
  1993/06/30      26286.39                    20197.79
  1993/07/31      27976.06                    20117.00
  1993/08/31      29448.48                    20879.44
  1993/09/30      31331.25                    20718.67
  1993/10/31      31572.63                    21147.54
  1993/11/30      30160.55                    20946.64
  1993/12/31      31112.00                    21200.10
  1994/01/31      32474.10                    21920.90
  1994/02/28      31863.06                    21326.84
  1994/03/31      31264.75                    20396.99
  1994/04/30      32473.55                    20658.07
  1994/05/31      34476.44                    20996.87
  1994/06/30      35050.60                    20482.44
  1994/07/31      35825.05                    21154.27
  1994/08/31      36986.73                    22021.59
  1994/09/30      35718.23                    21482.06
  1994/10/31      33581.81                    21965.41
  1994/11/30      31845.97                    21165.43
  1994/12/31      31946.14                    21479.31
  1995/01/31      33353.98                    22036.27
  1995/02/28      35825.20                    22895.02
  1995/03/31      35765.30                    23570.66
  1995/04/30      37637.43                    24264.81
  1995/05/31      39869.02                    25234.68
  1995/06/30      40288.38                    25820.88
  1995/07/31      41905.90                    26677.10
  1995/08/31      45769.99                    26744.06
  1995/09/30      46728.53                    27872.66
  1995/10/31      45874.83                    27773.15
  1995/11/30      48405.96                    28992.39
  1995/12/31      49034.57                    29550.79
  1996/01/31      50375.24                    30556.70
  1996/02/29      51315.24                    30839.96
  1996/03/31      52486.40                    31136.95
  1996/04/30      51816.30                    31595.90
  1996/05/31      52971.29                    32410.76
  1996/06/30      53208.61                    32534.25
  1996/07/31      54157.92                    31096.88
  1996/08/31      56388.79                    31752.72
  1996/09/30      59236.71                    33539.76
  1996/10/31      63397.83                    34464.79
  1996/11/30      68144.36                    37069.98
  1996/12/31      67116.52                    36335.62
  1997/01/31      71476.87                    38605.87
  1997/02/28      75689.14                    38908.54
  1997/03/31      68679.67                    37309.79
  1997/04/30      70738.19                    39537.19
  1997/05/31      75478.65                    41944.21
  1997/06/30      81922.16                    43823.31
  1997/07/31      89629.79                    47310.33
  1997/08/31      85925.21                    44660.01
  1997/09/30      93632.85                    47106.04
  1997/10/31      92895.44                    45532.69
  1997/11/30      93422.16                    47640.40
  1997/12/31      97822.00                    48458.39
  1998/01/31      92263.29                    48994.34
  1998/02/28     100206.99                    52527.81
  1998/03/31     106967.58                    55217.76
  1998/04/30     109488.51                    55773.25
  1998/05/31     105675.86                    54814.51
  1998/06/30     103846.56                    57041.07
  1998/07/31      99802.84                    56433.58
  1998/08/31      73306.85                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980914 085516 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Home Finance Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $73,300 - a 633.00% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                         % OF FUND'S
                                         INVESTMENTS

Washington Mutual, Inc.                  5.9

Ahmanson (H.F.) & Co.                    5.5

Charter One Financial Corp.              4.7

Dime Bancorp., Inc.                      4.7

Greenpoint Financial Corp.               3.9

Freddie Mac                              3.0

Astoria Financial Corp.                  2.8

TCF Financial Corp.                      2.8

Peoples Heritage Financial Group, Inc.   2.4

BankAmerica Corp.                        2.3

TOP INDUSTRIES AS OF AUGUST 31, 1998
SAVINGS BANKS, FEDERAL CHARTER 32.1%
SAVINGS BANKS &
SAVINGS & LOANS 17.2%
NATIONAL COMMERCIAL BANKS 13.5%
MORTGAGE BANKERS 7.0%
BANK HOLDING COMPANY OFFICES 5.1%
ALL OTHERS 25.1%
ROW: 1, COL: 1, VALUE: 25.1
ROW: 1, COL: 2, VALUE: 5.1
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 4, VALUE: 13.5
ROW: 1, COL: 5, VALUE: 17.2
ROW: 1, COL: 6, VALUE: 32.1
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

HOME FINANCE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Bill Rubin)
Bill Rubin,
Portfolio Manager
of Fidelity Select
Home Finance Portfolio
Q. HOW DID THE FUND PERFORM, BILL?
A. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -26.84% and -14.69%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively, over the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Financial Services Index - an index of 271 stocks designed to measure the performance of companies in the financial services sector - which returned -15.98% and 3.35% over the same six- and 12-month periods, respectively.
Q. PRIOR TO THIS PERIOD, MORTGAGE FINANCE STOCKS ENJOYED A NICE RUN OF STRONG PERFORMANCE. WHY THE SUDDEN TURNAROUND?
A. The market's plunge in August devastated virtually all sectors of stocks, but financial services stocks were hit particularly hard, causing the fund to underperform diversified indexes like the S&P 500. The financial services sector was the victim of concern about exposure to emerging markets - especially Russia - and the desire to take profits on stocks that, as a group, have outperformed the overall market over the past few years. Within the financial services sector, mortgage-related shares - which comprise the majority of the fund's investments - were generally under considerable pressure during the period. Investors anticipated lower revenues than earlier expected for mortgage institutions because of the higher rate of refinancings and prepayments, as well as the narrower spread between short-term interest rates, which represent mortgage lenders' cost of borrowing, and the long-term interest rates on which their revenues depend. Consequently, the fund's performance lagged even that of the sector-specific Goldman Sachs index.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
A. Greentree Financial and Money Store shares rose in response to acquisition bids by Conseco and First Union, respectively, which were both looking to diversify further into the consumer finance area. Both acquisitions subsequently transpired, resulting in the elimination of Greentree and Money Store from the fund's holdings. Societe Generale, a French-based bank that rode the wave of a strong European finance sector, also helped performance, and I took profits on this position.
Q. WHAT STOCKS WERE DISAPPOINTING?
A. Dime Bancorp, formerly one of the fund's best performers and its fourth-largest holding at the end of the period, hurt performance most. Although the company continued to far exceed earnings estimates during the period, it was caught in the wave of indiscriminate selling that engulfed the market recently. Washington Mutual, the fund's largest holding, also detracted from performance. The company's earnings estimates slipped, primarily due to the temporarily higher costs involved in assimilating Great Western - an acquisition that virtually doubled the size of the company. Greenpoint Financial's story parallels that of Dime Bancorp - the stock was hammered in spite of a positive outlook and strong earnings growth that exceeded analysts' estimates.
Q. WHAT'S YOUR OUTLOOK, BILL?
A. Going forward, a lot will depend on the strength of the U.S. economy, the direction of interest rates and the level of refinancings and prepayments. A moderately slower economy might relieve investors' fears about inflation and allow short-term interest rates to drift lower without disturbing long-term rates, enabling many mortgage finance companies to reaccelerate their revenue growth. However, anything worse than a moderate slowdown would be detrimental to mortgage finance stocks. On the positive side, earnings-per-share growth in the sector should average between 10% and 15% over the next year. Meanwhile, the sector's average price-to-earnings (P/E) ratio - an important measure of value - has fallen to about half of the S&P 500's P/E ratio. Residential mortgage credit quality remains excellent. Moreover, year-to-date figures on the rate of mergers and acquisitions in the industry - a potent positive influence on stock prices over the past few years - have exceeded those covering the same period of time in 1997. Therefore, despite the uncertain prospects for the economy, I am relatively optimistic about prospects for the mortgage finance sector over the next 12 to 18 months. My strategy will remain one of owning stocks projected to have better-than-average earnings growth and selling at a significant valuation discount to the financial services sector and to the S&P 500.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 098
TRADING SYMBOL: FSVLX
SIZE: as of August 31, 1998, more than
$1.0 billion
MANAGER: Bill Rubin, since 1996; manager,
Fidelity Select Defense and Aerospace Portfolio,
1994-1997; equity analyst, various industry sectors, since 1994; joined Fidelity in 1994

HOME FINANCE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.5%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.6%
AUTO DEALERS, GAS STATIONS - RETAIL - 0.6%
Ugly Duckling Corp. (a)(c)  1,367,500 $ 6,324,688
BANKS - 17.5%
NATIONAL COMMERCIAL BANKS - 13.5%
Advanta Corp.   132,900  1,503,431
BB&T Corp.   98,400  2,773,650
Banc One Corp.   98,620  3,747,560
Bank of New York Co., Inc.   577,200  13,961,025
BankAmerica Corp.   353,600  22,652,500
Chase Manhattan Corp.   363,900  19,286,700
Comerica, Inc.   44,300  2,314,675
First Tennessee National Corp.   88,600  2,109,788
HUBCO, Inc.   130,753  3,464,955
Norwest Corp.   157,500  4,685,625
Peoples Heritage Financial Group, Inc.   1,542,700  24,201,106
Providian Financial Corp.   100,900  6,476,519
SouthTrust Corp.   59,100  1,913,363
U.S. Bancorp   334,000  11,397,750
Union Planters Corp.   1,887  75,952
UnionBanCal Corp.   90,500  6,776,188
Vermont Financial Services Corp.   19,700  398,925
Wells Fargo & Co.   24,600  6,934,125
  134,673,837
STATE BANKS FEDERAL RESERVE - 4.0%
Acadiana Bancshares, Inc. (c)  150,900  2,791,650
Crestar Financial Corp.   102,199  5,161,050
North Fork Bancorp., Inc.   1,066,424  20,262,056
R&G Financial Corp. Class B  286,500  4,404,938
T R Financial Corp.   201,100  4,160,256
UST Corp.   101,640  1,677,060
US Trust Corp.   22,200  1,332,000
  39,789,010
TOTAL BANKS   174,462,847
CREDIT & OTHER FINANCE - 16.0%
BANK HOLDING COMPANY OFFICES - 5.1%
Fleet Financial Group, Inc.   189,100  12,397,869
Greenpoint Financial Corp.   1,536,500  38,700,594
  51,098,463
BUSINESS CREDIT - 0.8%
Allied Capital Corp.   49,200  787,200
Coast Federal Litigation Contingent
 Payment Rights Trust 12/31/00 (a)  269,400  2,710,838
Federal Agricultural Mortgage Corp.
 Class C (non-vtg.) (a)  108,300  4,007,100
  7,505,138
FINANCIAL SERVICES - 0.7%
ContiFinancial Corp. (a)  545,000  6,880,625
MORTGAGE BANKERS - 7.0%
Aames Financial Corp.   1,483,150  9,640,475
BNC Mortgage, Inc. (a)  214,600  1,314,425
Cityscape Financial Corp. (a)  2,010,900  110,600
Countrywide Credit Industries, Inc.   117,890  4,413,507
Delta Financial Corp. (a)  563,800  4,439,925
Doral Financial Corp.   196,900  2,953,500
First Alliance Mortgage Co. (a)(c)  729,250  5,469,375
Home Gold Financial, Inc. (a)  457,700  1,029,825
IMC Mortgage Co. (a)  1,010,500  6,820,875
Imperial Credit Industries (a)  366,200  4,989,475

 SHARES VALUE (NOTE 1)
Life Financial Corp. (a)(c)  336,400 $ 2,060,450
Long Beach Financial Corp. (a)(c)  1,198,100  9,584,800
New Century Financial Corp. (a)  424,200  3,923,850
Resource Bancshares Mortgage
 Group, Inc.   287,375  4,526,156
Southern Pacific Funding Corp. (a)  570,500  4,635,313
United Companies Financial Corp.   265,300  3,714,200
  69,626,751
PERSONAL CREDIT INSTITUTIONS - 2.4%
Associates First Capital Corp. Class A 49,200 2,908,950 FIRSTPLUS Financial Group, Inc. (a) 937,600 21,330,400
  24,239,350
TOTAL CREDIT & OTHER FINANCE   159,350,327
FEDERAL SPONSORED CREDIT - 3.8%
FEDERAL & FEDERALLY SPONSORED CREDIT AGENCIES - 3.8%
Freddie Mac  762,800  30,130,600
SLM Holding Corp.   196,900  7,063,788
  37,194,388
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
INDUSTRIAL MACHINERY - WHOLESALE - 0.1%
Linc Capital, Inc. (a)  98,400  1,266,900
INSURANCE - 4.9%
INSURANCE CARRIERS - 0.7%
MGIC Investment Corp.   177,000  7,345,500
LIFE INSURANCE - 1.4%
Conseco, Inc.   509,123  14,064,523
PROPERTY-CASUALTY & REINSURANCE - 2.0%
PMI Group, Inc.   361,640  20,025,815
SURETY INSURANCE - 0.8%
CMAC Investments  190,800  7,345,800
TOTAL INSURANCE   48,781,638
REAL ESTATE INVESTMENT TRUSTS - 3.7%
Criimi Mae, Inc.   265,318  3,333,057
Imperial Credit Mortgage Holdings, Inc.   262,600  3,364,563
Imperial Credit Commercial Mortgage
 Investment Corp.   147,700  1,329,300
Indymac Mortgage Holdings, Inc.   308,100  6,046,463
Novastar Financial, Inc.   126,200  1,885,113
Ocwen Asset Investment Corp.   863,000  8,414,250
Redwood Trust, Inc. (c)  704,519  10,039,396
Thornburg Mortgage Asset Corp.   300,300  2,402,400
  36,814,542
SAVINGS & LOANS - 50.4%
SAVINGS BANKS & SAVINGS & LOANS - 17.2%
Andover Bancorp., Inc.   153,850  4,307,800
Astoria Financial Corp.   785,300  28,270,800
Bay View Capital, Inc.   305,103  5,186,751
Charter One Financial Corp.   2,044,844  47,031,412
Commercial Federal Corp.   984,525  21,659,550
First Federal Savings & Loan Association   67,300  1,749,800
First Essex Bancorp, Inc.   59,100  893,888
FirstFed Financial Corp. (a)  442,400  6,525,400
MAF Bancorp., Inc.   88,600  1,816,300
Sovereign Bancorp., Inc.   1,584,477  19,310,813
TCF Financial Corp.   1,258,100  27,756,831
Webster Financial Corp.   316,000  6,517,500
Westcorp, Inc.   54,100  500,425
  171,527,270
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SAVINGS & LOANS - CONTINUED
SAVINGS BANKS, NO FEDERAL CHARTER - 1.1%
Downey Financial Corp.   49,662 $ 1,145,330
First Washington Bancorp, Inc.   94,200  1,825,125
ITLA Capital Corp. (a)  106,300  1,860,250
Richmond County Financial Corp.   102,500  1,217,188
SIS Bancorp., Inc.   137,000  4,589,500
  10,637,393
SAVINGS BANKS, FEDERAL CHARTER - 32.1%
Ahmanson (H.F.) & Co.   1,034,529  55,153,327
Albank Financial Corp.   223,800  11,106,075
Bank Plus Corp. (a)  278,600  2,124,325
Bank United Corp. Class A  648,400  21,559,300
Carver Bancorp, Inc. (c)  139,800  1,450,425
Catskill Financial Corp.   78,800  1,063,800
Citizens First Financial Corp. (a)(c)  172,000  2,709,000
Coastal Bancorp, Inc.   14,800  222,000
D & N Financial Corp.   67,900  1,111,863
Dime Community Bancorp, Inc.   312,900  4,791,281
Dime Bancorp., Inc.   2,460,384  46,747,296
First Bergen Bancorp  86,100  1,399,125
First Defiance Financial Corp.   224,400  2,664,750
First Federal Bancshares of Arkansas, Inc.   12,300  233,700
First Palm Beach Bancorp, Inc.   19,700  591,000
Flagstar Bancorp, Inc.   383,900  8,589,763
GA Financial, Inc.   238,900  3,255,013
Golden State Bancorp  1,188,492  18,867,311
Golden State Bancorp Litigation
 Track warrants 1/1/01 (a)  898,761  4,044,425
HF Bancorp, Inc. (a)  113,200  1,386,700
Haven Bancorp., Inc.   331,400  5,302,400
Long Island Bancorp., Inc.   418,000  15,675,000
Ocean Financial Corp.   289,100  4,011,263
Ocwen Financial Corp. (a)  265,400  4,047,350
PFF Bancorp, Inc. (a)  448,700  6,253,756
Peoples Bancorp., Inc.   492,200  3,430,019
Provident Financial Holdings, Inc. (a) 177,200 2,525,100 Quaker City Bancorp (a) 113,825 1,821,200
SGV Bancorp., Inc. (a)(c)  137,800  1,963,650
Washington Federal, Inc.   958,528  21,686,696
Washington Mutual, Inc.   1,832,072  58,626,304
Wilshire Financial Services
 Group, Inc. (a)  424,600  4,299,075
Yonkers Financial Corp.   83,700  1,255,500
  319,967,792
TOTAL SAVINGS & LOANS   502,132,455
SECURITIES INDUSTRY - 1.4%
SECURITY & COMMODITY BROKERS - 1.1%
Advest Group, Inc. (The)  99,300  1,899,101
Edwards (A.G.), Inc.   78,800  2,137,450
McDonald & Co. Investments, Inc.   161,100  4,480,594
Morgan Keegan, Inc.   123,100  2,185,025
  10,702,170
SECURITY BROKERS & DEALERS - 0.3%
Travelers Group, Inc. (The)  78,800  3,496,750
TOTAL SECURITIES INDUSTRY   14,198,920

 SHARES VALUE (NOTE 1)
SERVICES - 0.1%
MANAGEMENT CONSULTING SERVICES - 0.1%
AMRESCO, Inc.   69,900 $ 865,013
Firstmark Corp. (a)  101,800  82,713
  947,726
TOTAL COMMON STOCKS
 (Cost $1,036,064,264)   981,474,431
CONVERTIBLE PREFERRED STOCKS - 0.6%
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Criimi Mae, Inc. $2.72  119,800  3,474,200
Walden Residential Properties, Inc.,
 Series B, $2.29  80,000  2,200,000
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $5,920,750)   5,674,200
CASH EQUIVALENTS - 0.9%
Taxable Central Cash Fund (b)
 (Cost $9,377,084)  9,377,084  9,377,084
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,051,362,098)  $ 996,525,715
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 10 of Notes to Financial Statements). OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $197,848,430 and $392,220,326, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $44,957 for the period (see Note 4 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASES SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Acadiana Bancshares, Inc.   $ - $ 32,206 $ 33,726 $ 2,791,650
Carver Bancorp, Inc.    -  21,769  6,990  1,450,425
Citizens First Financial Corp.    -  29,498  -  2,709,000
Dime Financial Corp.    -  -  -  -
First Alliance Mortgage Co.   2,556,250  237,188  -  5,469,375
First Bergen Bancorp   -  536,250  8,775  -
Life Financial Corp.   123,750  130,163  -  2,060,450
Long Beach Financial Corp.   795,513  769,725  -  9,584,800
R&G Financial Corp. Class B   -  391,667  -  -
RedFed Bancorp, Inc.    -  1,771,875  -  -
Redwood Trust, Inc.   888,284  1,898,825  207,599  10,039,396
SGV Bancorp., Inc.    -  20,900  -  1,963,650
Ugly Duckling Corp.    778,735  2,320,750  -  6,324,688
TOTALS  $ 5,142,532 $ 8,160,816 $ 257,090 $ 42,393,434

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,052,398,711. Net unrealized depreciation aggregated $55,872,996, of which $146,714,442 related to appreciated investment securities and $202,587,438 related to depreciated investment securities.

HOME FINANCE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                      $ 996,525,715
securities, at
value
(cost
$1,051,362,
098) -
See
accompanyin
g schedule

Receivable for                      35,866,927
investments
sold

Receivable for                      962,131
fund shares
sold

Dividends                           1,574,832
receivable

Interest                            36,156
receivable

Redemption fees                     9,979
receivable

Other                               5,461
receivables

 TOTAL ASSETS                       1,034,981,201

LIABILITIES

Payable for          $ 20,935,976
fund shares
redeemed

Accrued               657,373
management
fee

Other payables        743,981
and
accrued
expenses

 TOTAL LIABILITIES                  22,337,330

NET ASSETS                         $ 1,012,643,871

Net Assets
consist of:

Paid in capital                    $ 992,455,348

Undistributed                       4,120,501
net investment
income

Accumulated                         70,902,584
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                      (54,834,562)
appreciation
(depreciation)
on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                    $ 1,012,643,871
26,597,427
shares
outstanding

NET ASSET                           $38.07
VALUE and
redemption
price per
share
($1,012,643,
871 (divided by)
26,597,427
shares)

Maximum                             $39.25
offering price
per share
(100/97.00
of $38.07)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                          $ 12,596,194
INCOME
Dividends
(including
$257,090
received from
affiliated
issuers)

Interest                             1,405,988

 TOTAL INCOME                        14,002,182

EXPENSES

Management          $ 5,026,610
fee

Transfer agent       4,002,213
fees

Accounting fees      402,021
and expenses

Non-interested       3,264
trustees'
compensation

Custodian fees       47,200
and expenses

Registration fees    40,234

Audit                36,312

Legal                4,791

Reports to           174,016
shareholders

 Total expenses      9,736,661
before
reductions

 Expense             (65,366)        9,671,295
reductions

NET INVESTMENT                       4,330,887
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          72,989,098
securities
(including
 realized
loss of
$864,169 on
 sales of
investments
on
 affiliated
issuers)

 Foreign             (10,778)        72,978,320
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (463,680,732)
securities

 Assets and          828             (463,679,904)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                      (390,701,584)

NET INCREASE                        $ (386,370,697)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 3,601,600
INFORMATION
Sales charges
paid to FDC

 Sales charges                      $ 3,588,148
- Retained by
FDC

 Deferred sales                     $ 6,418
charges
withheld
 by FDC

 Exchange fees                      $ 157,995
withheld by
FSC

 Expense                            $ 49,009
reductions
 Directed
brokerage
arrangements

  Custodian                          12,535
credits

  Transfer                           3,822
agent credits

                                    $ 65,366

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

Operations         $ 4,330,887       $ 8,926,749
Net
investment
income

 Net realized       72,978,320        177,748,259
gain (loss)

 Change in net      (463,679,904)     165,002,991
unrealized
appreciation
(depreciation)

 NET INCREASE       (386,370,697)     351,677,999
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to    (2,223,462)       (7,530,670)
shareholders
From net
investment
income

 From net           (43,929,075)      (153,895,241)
realized gain

 TOTAL              (46,152,537)      (161,425,911)
DISTRIBUTIONS

Share               406,064,933       1,194,996,073
transactions
Net proceeds
from sales of
shares

 Reinvestment       45,330,000        158,982,280
of
distributions

 Cost of shares     (675,743,144)     (1,054,168,696)
redeemed

 NET INCREASE       (224,348,211)     299,809,657
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption         905,068           1,720,473
fees

  TOTAL             (655,966,377)     491,782,218
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of       1,668,610,248     1,176,828,030
period

 End of period     $ 1,012,643,871   $ 1,668,610,248
(including
undistribute
d net
investment
income of
$4,120,50
1 and
$4,200,14
7,
respectively)

OTHER
INFORMATION
Shares

 Sold               7,216,523         24,323,664

 Issued in          793,035           3,484,445
reinvestment
of
distributions

 Redeemed           (12,681,478)      (22,121,347)

 Net increase       (4,671,920)       5,686,762
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED                YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,               FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997         1996          1995          1994
PER-SHARE
DATA

Net asset               $ 53.36      $ 46.00       $ 33.30      $ 23.92       $ 25.03       $ 22.18
value,
beginning
of period

Income from
Investment
Operation
s

 Net                     .14          .33           .53          .53           .20           .03
investment
income D

 Net                     (14.01)      13.10         14.60        9.72          2.34          4.15
realized
and
unrealized
gain (loss)

 Total from              (13.87)      13.43         15.13        10.25         2.54          4.18
investment
operations

Less
Distributio
ns

 From net                (.07)        (.29)         (.32)        (.19)         (.12)         (.01)
investment
income

 From net                (1.38)       (5.84)        (2.16)       (.73)         (3.60)        (1.40)
realized
gain

 Total                   (1.45)       (6.13)        (2.48)       (.92)         (3.72)        (1.41)
distributio
ns

Redemption               .03          .06           .05          .05           .07           .08
fees
added to
paid in
capital

Net asset               $ 38.07      $ 53.36       $ 46.00      $ 33.30       $ 23.92       $ 25.03
value, end
of period

TOTAL                    (26.84)%     32.39%        47.50%       43.24%        12.43%        19.61%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,             $ 1,012,644  $ 1,668,610   $ 1,176,828  $ 617,035     $ 229,924     $ 155,563
end of
period
(000
omitted)

Ratio of                 1.12% A      1.21%         1.38%        1.35%         1.47%         1.58%
expenses
to average
net assets

Ratio of                 1.11% A, E   1.19% E       1.34% E      1.32% E       1.45% E       1.58%
expenses
to average
net assets
after
expense
reductions

Ratio of net             .50% A       .67%          1.41%        1.80%         .80%          .11%
investment
income to
average
net assets

Portfolio                25% A        54%           78%          81%           124%          95%
turnover
rate

Average                 $ .0382      $ .0382       $ .0417
commissio
n rate F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING
THE PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


INSURANCE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED          PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998        MONTHS   YEAR    YEARS    YEARS

SELECT INSURANCE       -9.48%   8.90%   111.55%  431.17%

SELECT INSURANCE       -12.27%  5.56%   105.13%  415.17%
(LOAD ADJ.)

S&P 500                -8.10%   8.10%   131.21%  382.74%

GS Financial Services  -15.98%  3.35%   n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED          PAST 1  PAST 5  PAST 10
AUGUST 31, 1998        YEAR    YEARS   YEARS

SELECT INSURANCE       8.90%   16.17%  18.17%

SELECT INSURANCE       5.56%   15.45%  17.81%
(LOAD ADJ.)

S&P 500                8.10%   18.25%  17.05%

GS Financial Services  3.35%   n/a     n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Insurance                   S&P 500
             00045                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10032.62                    10426.00
  1988/10/31       9987.67                    10715.84
  1988/11/30       9771.92                    10562.61
  1988/12/31      10015.91                    10747.45
  1989/01/31      10777.30                    11534.17
  1989/02/28      10849.81                    11246.96
  1989/03/31      11103.61                    11509.02
  1989/04/30      11466.17                    12106.34
  1989/05/31      11529.62                    12596.64
  1989/06/30      11783.31                    12524.84
  1989/07/31      12772.82                    13655.84
  1989/08/31      13163.17                    13923.49
  1989/09/30      13344.73                    13866.40
  1989/10/31      13780.48                    13544.70
  1989/11/30      14152.68                    13821.02
  1989/12/31      13805.04                    14152.72
  1990/01/31      12633.26                    13203.07
  1990/02/28      12990.28                    13373.39
  1990/03/31      12926.20                    13727.79
  1990/04/30      12477.63                    13384.59
  1990/05/31      13621.95                    14689.59
  1990/06/30      13658.57                    14589.70
  1990/07/31      13457.17                    14543.01
  1990/08/31      12056.52                    13228.33
  1990/09/30      11012.90                    12584.11
  1990/10/31      10573.49                    12529.99
  1990/11/30      11974.13                    13339.43
  1990/12/31      12450.17                    13711.60
  1991/01/31      13118.45                    14309.43
  1991/02/28      14445.86                    15332.55
  1991/03/31      15397.93                    15703.60
  1991/04/30      15315.54                    15741.29
  1991/05/31      15700.03                    16421.31
  1991/06/30      14724.06                    15669.22
  1991/07/31      15270.77                    16399.40
  1991/08/31      15178.11                    16788.07
  1991/09/30      15326.37                    16507.71
  1991/10/31      15789.68                    16728.91
  1991/11/30      15650.68                    16054.73
  1991/12/31      17016.93                    17891.40
  1992/01/31      16998.34                    17558.62
  1992/02/29      17453.98                    17786.88
  1992/03/31      17202.91                    17440.03
  1992/04/30      16765.86                    17952.77
  1992/05/31      16989.04                    18040.74
  1992/06/30      17344.46                    17771.93
  1992/07/31      18327.18                    18498.80
  1992/08/31      17790.23                    18119.58
  1992/09/30      18732.42                    18333.39
  1992/10/31      19532.78                    18397.56
  1992/11/30      20201.43                    19024.91
  1992/12/31      20845.95                    19258.92
  1993/01/31      21717.52                    19420.70
  1993/02/28      22127.67                    19684.82
  1993/03/31      23296.60                    20100.17
  1993/04/30      22742.26                    19613.74
  1993/05/31      22156.49                    20139.39
  1993/06/30      22392.85                    20197.79
  1993/07/31      23173.88                    20117.00
  1993/08/31      24355.69                    20879.44
  1993/09/30      24437.91                    20718.67
  1993/10/31      23728.82                    21147.54
  1993/11/30      22279.81                    20946.64
  1993/12/31      22550.41                    21200.10
  1994/01/31      22854.38                    21920.90
  1994/02/28      21852.39                    21326.84
  1994/03/31      20827.88                    20396.99
  1994/04/30      21053.05                    20658.07
  1994/05/31      22021.26                    20996.87
  1994/06/30      21897.42                    20482.44
  1994/07/31      22302.72                    21154.27
  1994/08/31      22910.67                    22021.59
  1994/09/30      22753.05                    21482.06
  1994/10/31      22471.60                    21965.41
  1994/11/30      21334.51                    21165.43
  1994/12/31      22471.60                    21479.31
  1995/01/31      23282.20                    22036.27
  1995/02/28      23991.47                    22895.02
  1995/03/31      24374.25                    23570.66
  1995/04/30      24599.44                    24264.81
  1995/05/31      25140.83                    25234.68
  1995/06/30      25930.36                    25820.88
  1995/07/31      26708.61                    26677.10
  1995/08/31      27486.86                    26744.06
  1995/09/30      28851.61                    27872.66
  1995/10/31      27983.13                    27773.15
  1995/11/30      29652.42                    28992.39
  1995/12/31      30293.88                    29550.79
  1996/01/31      31176.00                    30556.70
  1996/02/29      31071.54                    30839.96
  1996/03/31      30723.33                    31136.95
  1996/04/30      30342.25                    31595.90
  1996/05/31      30955.47                    32410.76
  1996/06/30      31509.72                    32534.25
  1996/07/31      30813.96                    31096.88
  1996/08/31      32111.14                    31752.72
  1996/09/30      33679.55                    33539.76
  1996/10/31      35448.43                    34464.79
  1996/11/30      37630.06                    37069.98
  1996/12/31      37475.49                    36335.62
  1997/01/31      39015.07                    38605.87
  1997/02/28      39858.18                    38908.54
  1997/03/31      37707.65                    37309.79
  1997/04/30      39933.05                    39537.19
  1997/05/31      42866.85                    41944.21
  1997/06/30      46005.64                    43823.31
  1997/07/31      49887.48                    47310.33
  1997/08/31      47312.40                    44660.01
  1997/09/30      50335.88                    47106.04
  1997/10/31      49003.50                    45532.69
  1997/11/30      49977.16                    47640.40
  1997/12/31      53391.67                    48458.39
  1998/01/31      52661.58                    48994.34
  1998/02/28      56920.47                    52527.81
  1998/03/31      60084.22                    55217.76
  1998/04/30      60447.29                    55773.25
  1998/05/31      59750.82                    54814.51
  1998/06/30      62391.58                    57041.07
  1998/07/31      61201.79                    56433.58
  1998/08/31      51517.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980918 161826 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Insurance Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $51,517 - a 415.17% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                         % OF FUND'S
                                         INVESTMENTS

UNUM Corp.                               6.1

Providian Financial Corp.                5.2

Progressive Corp.                        4.8

American International Group, Inc.       4.4

AFLAC, Inc.                              4.4

Marsh & McLennan Companies, Inc.         4.2

Aon Corp.                                3.7

Allstate Corp.                           3.6

Torchmark Corp.                          3.4

Enhance Financial Services Group Corp.   3.1

TOP INDUSTRIES AS OF AUGUST 31, 1998
PROPERTY-CASUALTY &
REINSURANCE 43.6%
LIFE INSURANCE 18.9%
INSURANCE CARRIERS 11.8%
INSURANCE BROKERS & SERVICES 7.2%
NATIONAL COMMERCIAL BANKS 5.2%
ALL OTHERS 13.3%
ROW: 1, COL: 1, VALUE: 13.3
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 11.8
ROW: 1, COL: 5, VALUE: 18.9
ROW: 1, COL: 6, VALUE: 43.6
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
INSURANCE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Thomas Allen)

Thomas Allen,
Portfolio Manager
of Fidelity Select
Insurance Portfolio
Q. HOW DID THE FUND PERFORM, TOM?
A. For the six-month period that ended on August 31, 1998, the fund had a total return of -9.48%. For the 12-month period, it returned 8.90%. For the same periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Financial Services Index - an index of 271 stocks designed to measure the performance of companies in the financial services sector - which returned -15.98% and 3.35% over the same six- and 12-month periods, respectively.
Q. WHAT FACTORS AFFECTED PERFORMANCE DURING THE PAST SIX MONTHS?
A. I believe global economic problems negatively affected virtually all financial stocks after a long stretch in which they outperformed the market. Insurance company stocks, even those of companies with good underlying fundamentals and healthy revenue and earnings growth, were not impervious to this slump.
Q. WHAT WERE YOUR PRINCIPAL STRATEGIES?
A. In general, I emphasized those companies with relatively strong outlooks for organic - or internally generated - revenue and earnings growth as well as respectable balance sheets. I also looked for good companies that may be acquisition candidates as the industry continues to consolidate. Valuation always has been a consideration. This strategy led me to emphasize the insurance brokerage and bond insurance sectors.
Q. HOW HAVE YOU APPROACHED THE TWO LARGEST SECTORS OF THE INDUSTRY - LIFE AND PROPERTY-CASUALTY?
A. I have been selective in the property-casualty and life insurance sectors, although they are well represented in the fund. Life insurance companies have been very interesting. I tried to find companies with distinctive advantages, such as good distribution, growing product lines and an ability to accumulate assets. This is a segment that continues to experience solid earnings growth, although not spectacular growth. Most life insurance companies tend to have little or no exposure to the Asian crisis, and the group continues to consolidate. Vigorous price competition has hurt the property-casualty companies, particularly those selling commercial insurance. Price competition has had less of an effect on the personal line property-casualty companies, such as homeowners' and automobile insurance companies.
Q. WHICH INVESTMENTS HELPED THE PERFORMANCE OF THE FUND?
A. Life insurance companies contributed the most, with some insurance brokers helping. Life insurance companies that did well include SunAmerica, which is subject to a pending acquisition by AIG, and Hartford Life. The insurance brokerage sector has been under consolidation and Sedgwick Group, which is subject to a pending purchase by Marsh & McLennan Companies, helped performance. Brokers don't take the underwriting risks of property-casualty companies on their own balance sheets. As a result, they are partially insulated from the swings in the property-casualty insurance cycle. They also have good near-term prospects as a result of both organic - or internally generated growth - and recent acquisition-driven earnings growth. The fund sold its positions in SunAmerica and Sedgwick before the end of the period, taking profits. Another company that helped performance was Providian Financial, a credit card company that is a spin-off of Providian Insurance Company. Providian Financial had good revenue and earnings growth and a strong competitive position.
Q. WHICH HOLDINGS HURT PERFORMANCE?
A. Among the disappointments was MGIC Investment Corp., a high-quality company in home finance, which came under pressure as the outlook for growth in private mortgage insurance slowed. Another disappointment was Progressive, an auto insurer. A slowdown in growth in some types of automobile insurance premiums hurt Progressive's earnings growth. The investment in PAULA Financial also was disappointing. Shortly after an initial public offering, this company took a charge against earnings because it had insufficient reserves against losses. At the end of the period, PAULA still had an attractive franchise, but its earnings outlook had slowed near-term.
Q. WHAT IS YOUR OUTLOOK?
A. I am cautious with respect to commercial property-casualty because of the intense pricing pressure. The outlook is more favorable for the rest of the insurance group, including life insurance companies and insurance brokers. If we were to go into a recession, I believe the steady growth of certain sectors in the insurance sector could drive good relative performance.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 045
TRADING SYMBOL: FSPCX
SIZE: as of August 31, 1998, more than
$91 million
MANAGER: Thomas Allen, since 1997; analyst, property, casualty and multi-line insurance, since 1995; joined Fidelity in 1995

INSURANCE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.2%
 SHARES VALUE (NOTE 1)
BANKS - 5.2%
NATIONAL COMMERCIAL BANKS - 5.2%
Providian Financial Corp.   72,700 $ 4,666,431
INSURANCE - 86.7%
ACCIDENT & HEALTH INSURANCE - 3.2%
Provident Companies, Inc.   26,000  936,000
UICI (a)  130,400  1,980,450
  2,916,450
INSURANCE BROKERS & SERVICES - 7.2%
Marsh & McLennan Companies, Inc.   77,700  3,768,450
Mutual Risk Management Ltd.   71,700  2,151,000
Poe & Associates, Inc.   14,900  560,613
  6,480,063
INSURANCE CARRIERS - 11.8%
AFLAC, Inc.   156,000  3,919,500
AMBAC, Inc.   47,000  2,217,813
Blanch E.W. Holdings, Inc.   27,600  984,975
MBIA, Inc.   19,900  1,116,888
MGIC Investment Corp.   56,400  2,340,600
  10,579,776
LIFE INSURANCE - 18.9%
Aon Corp.   52,700  3,297,044
Hartford Life, Inc. Class A  29,600  1,517,000
Nationwide Financial Services, Inc.
 Class A  30,200  1,349,563
Protective Life Corp.   43,200  1,333,800
Reliastar Financial Corp.   25,909  1,016,928
Torchmark Corp.   85,800  3,067,350
UNUM Corp.   123,900  5,451,600
  17,033,285
MULTI-LINE INSURANCE - 1.8%
CIGNA Corp.   27,000  1,571,063
FAI Insurance Ltd. Ord.   141,700  36,298
  1,607,361
PROPERTY-CASUALTY & REINSURANCE - 43.6%
ACE Ltd.   66,400  1,925,600
Allmerica Financial Corp.   6,373  379,990
Allstate Corp.   85,400  3,202,500
American International Group, Inc.   51,750  4,000,922
Capital Re Corp.   95,000  2,517,500
Cincinnati Financial Corp.   18,500  622,063
Enhance Financial Services Group Corp.   112,000  2,814,000
Executive Risk, Inc.   27,600  993,600
Fremont General Corp.   26,000  1,111,500
HCC Insurance Holdings, Inc.   129,600  2,421,900
HSB Group, Inc.   45,000  1,951,875
Hartford Financial Services Group, Inc.   34,200  1,530,450
Mercury General Corp.   18,600  680,063
NAC Re Corp.   5,000  235,938
Old Republic International Corp.   43,400  968,363
PAULA Financial  117,700  794,470
PMI Group, Inc.   21,000  1,162,875
Philadelphia Consolidated
 Holding Corp. (a)  57,500  1,106,875
Progressive Corp.   44,100  4,296,994
Reinsurance Group of America, Inc.   40,300  2,015,000
RenaissanceRe Holdings Ltd.   38,200  1,599,625
Travelers Property Casualty Corp. Class A  32,500  1,070,469
Terra Nova (Bermuda) Holdings Ltd.   64,198  1,765,445
  39,168,017

 SHARES VALUE (NOTE 1)
SURETY INSURANCE - 0.2%
FPIC Insurance Group, Inc. (a)  7,500 $ 198,750
TOTAL INSURANCE   77,983,702
MEDICAL FACILITIES MANAGEMENT - 3.5%
HMOS & OUTPATIENT CARE - 3.5%
PacifiCare Health Systems, Inc.
 Class A (a)  20,000  1,210,000
Wellpoint Health Networks, Inc. (a)  36,700  1,958,863
  3,168,863
SECURITIES INDUSTRY - 0.8%
SECURITY BROKERS & DEALERS - 0.8%
Travelers Group, Inc. (The)  16,299  723,268
TOTAL COMMON STOCKS
 (Cost $86,273,235)   86,542,264
CASH EQUIVALENTS - 3.8%
Taxable Central Cash Fund (b)
 (Cost $3,418,556)  3,418,556  3,418,556
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $89,691,791)  $ 89,960,820

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $47,811,745 and $70,701,291, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $8,618 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $89,986,337. Net unrealized depreciation aggregated $25,517, of which $8,472,158 related to appreciated investment securities and $8,497,675 related to depreciated investment securities.

INSURANCE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                     $ 89,960,820
securities, at
value
(cost
$89,691,791
) -
See
accompanyin
g schedule

Receivable for                     6,330,610
investments
sold

Receivable for                     504,291
fund shares
sold

Dividends                          116,577
receivable

Interest                           13,153
receivable

Redemption fees                    2,169
receivable

Other                              83
receivables

 TOTAL ASSETS                      96,927,703

LIABILITIES

Payable for          $ 3,466,023
investments
purchased

Payable for           2,060,424
fund shares
redeemed

Accrued               54,116
management
fee

Other payables        82,478
and
accrued
expenses

 TOTAL LIABILITIES                 5,663,041

NET ASSETS                        $ 91,264,662

Net Assets
consist of:

Paid in capital                   $ 81,108,646

Accumulated                        (5,064)
net investment
loss

Accumulated                        9,875,582
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                     285,498
appreciation
(depreciation)
on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                   $ 91,264,662
2,570,444
shares
outstanding

NET ASSET                          $35.51
VALUE and
redemption
price per
share
($91,264,66
2 (divided by)
2,570,444
shares)

Maximum                            $36.61
offering price
per share
(100/97.00
of $35.51)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 679,059
INCOME
Dividends

Interest                            144,549

 TOTAL INCOME                       823,608

EXPENSES

Management          $ 372,391
fee

Transfer agent       353,639
fees

Accounting fees      63,734
and expenses

Non-interested       230
trustees'
compensation

Custodian fees       7,981
and expenses

Registration fees    22,420

Audit                11,413

Legal                353

Reports to           7,715
shareholders

 Total expenses      839,876
before
reductions

 Expense             (11,204)       828,672
reductions

NET INVESTMENT                      (5,064)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          10,276,705
securities

 Foreign             5,548          10,282,253
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (19,600,652)
securities

 Assets and          16,416         (19,584,236)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                     (9,301,983)

NET INCREASE                       $ (9,307,047)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 273,758
INFORMATION
Sales charges
paid to FDC

 Sales charges                     $ 273,624
- Retained by
FDC

 Deferred sales                    $ 748
charges
withheld
 by FDC

 Exchange fees                     $ 20,183
withheld by
FSC

 Expense                           $ 10,799
reductions
 Directed
brokerage
arrangements

  Custodian                         405
credits

                                   $ 11,204

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

Operations         $ (5,064)         $ 25,471
Net
investment
income (loss)

 Net realized       10,282,253        23,084,468
gain (loss)

 Change in net      (19,584,236)      14,487,273
unrealized
appreciation
(depreciation)

 NET INCREASE       (9,307,047)       37,597,212
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to    (9,543,630)       (6,676,096)
shareholders
from net
realized gain

Share               47,027,917        244,332,955
transactions
Net proceeds
from sales of
shares

 Reinvestment       9,450,009         6,593,993
of
distributions

 Cost of shares     (71,584,738)      (199,288,742)
redeemed

 NET INCREASE       (15,106,812)      51,638,206
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption         71,551            224,405
fees

  TOTAL             (33,885,938)      82,783,727
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of       125,150,600       42,366,873
period

 End of period     $ 91,264,662      $ 125,150,600
(including
undistribute
d net
investment
income
(loss) of
$(5,064)
and
$27,193,
respectively)

OTHER
INFORMATION
Shares

 Sold               1,089,793         6,761,043

 Issued in          224,519           185,836
reinvestment
of
distributions

 Redeemed           (1,716,771)       (5,272,969)

 Net increase       (402,459)         1,673,910
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED             YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

Net asset               $ 42.10      $ 32.62       $ 26.77   $ 21.31       $ 19.41       $ 21.58
value,
beginning
of period

Income from
Investment
Operation
s

 Net                     -            .01           .01       .06           .05           -
investment
income
(loss) D

 Net                     (3.53)       12.93         7.21      6.15          1.78          (.24)
realized
and
unrealized
gain (loss)

 Total from              (3.53)       12.94         7.22      6.21          1.83          (.24)
investment
operations

Less
Distributio
ns

 From net                -            -             (.03)     (.07)         -             (.01)
investment
income

 From net                (3.08)       (3.54)        (1.45)    (.72)         -             (1.96)
realized
gain

 Total                   (3.08)       (3.54)        (1.48)    (.79)         -             (1.97)
distributio
ns

Redemption               .02          .08           .11       .04           .07           .04
fees
added to
paid in
capital

Net asset               $ 35.51      $ 42.10       $ 32.62   $ 26.77       $ 21.31       $ 19.41
value, end
of period

TOTAL                    (9.48)%      42.81%        28.28%    29.51%        9.79%         (1.24)%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,             $ 91,265     $ 125,151     $ 42,367  $ 38,994      $ 21,838      $ 18,419
end of
period
(000
omitted)

Ratio of                 1.30% A      1.45%         1.82%     1.77%         2.36%         1.93%
expenses
to average
net assets

Ratio of                 1.28% A, E   1.43% E       1.77% E   1.74% E       2.34% E       1.93%
expenses
to average
net assets
after
expense
reductions

Ratio of net             (.01)% A     .02%          .05%      .26%          .25%          (.02)%
investment
income
(loss) to
average
net assets

Portfolio                80% A        157%          142%      164%          265%          101%
turnover
rate

Average                 $ .0159      $ .0325       $ .0261
commissio
n rate F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


REGIONAL BANKS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998             MONTHS   YEAR    YEARS    YEARS

SELECT REGIONAL BANKS       -17.64%  0.54%   148.14%  626.13%

SELECT REGIONAL BANKS       -20.19%  -2.55%  140.62%  604.28%
(LOAD ADJ.)

S&P 500                     -8.10%   8.10%   131.21%  382.74%

GS Financial Services       -15.98%  3.35%   n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Financial Services Index - a market capitalization-weighted index of 271 stocks designed to measure the performance of companies in the financial services sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED           PAST 1  PAST 5  PAST 10
AUGUST 31, 1998         YEAR    YEARS   YEARS

SELECT REGIONAL BANKS   0.54%   19.93%  21.93%

SELECT REGIONAL BANKS   -2.55%  19.20%  21.56%
(LOAD ADJ.)

S&P 500                 8.10%   18.25%  17.05%

GS Financial Services   3.35%   n/a     n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Regional Banks              S&P 500
             00507                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10071.53                    10426.00
  1988/10/31      10192.03                    10715.84
  1988/11/30       9940.99                    10562.61
  1988/12/31      10161.19                    10747.45
  1989/01/31      10806.35                    11534.17
  1989/02/28      10967.64                    11246.96
  1989/03/31      11870.85                    11509.02
  1989/04/30      12182.68                    12106.34
  1989/05/31      13118.15                    12596.64
  1989/06/30      12899.96                    12524.84
  1989/07/31      14048.07                    13655.84
  1989/08/31      14394.66                    13923.49
  1989/09/30      14513.81                    13866.40
  1989/10/31      13170.74                    13544.70
  1989/11/30      13149.08                    13821.02
  1989/12/31      12868.76                    14152.72
  1990/01/31      11709.31                    13203.07
  1990/02/28      12191.46                    13373.39
  1990/03/31      11892.99                    13727.79
  1990/04/30      11215.68                    13384.59
  1990/05/31      11996.30                    14689.59
  1990/06/30      11525.64                    14589.70
  1990/07/31      10825.37                    14543.01
  1990/08/31       9815.16                    13228.33
  1990/09/30       8621.27                    12584.11
  1990/10/31       8368.71                    12529.99
  1990/11/30       9482.25                    13339.43
  1990/12/31      10208.88                    13711.60
  1991/01/31      10886.36                    14309.43
  1991/02/28      11809.13                    15332.55
  1991/03/31      12474.93                    15703.60
  1991/04/30      13315.93                    15741.29
  1991/05/31      14180.30                    16421.31
  1991/06/30      13339.30                    15669.22
  1991/07/31      14448.96                    16399.40
  1991/08/31      15488.53                    16788.07
  1991/09/30      15184.84                    16507.71
  1991/10/31      15815.59                    16728.91
  1991/11/30      15091.39                    16054.73
  1991/12/31      16925.61                    17891.40
  1992/01/31      17984.23                    17558.62
  1992/02/29      19436.75                    17786.88
  1992/03/31      19165.94                    17440.03
  1992/04/30      20286.11                    17952.77
  1992/05/31      21147.77                    18040.74
  1992/06/30      21358.79                    17771.93
  1992/07/31      21383.57                    18498.80
  1992/08/31      20243.77                    18119.58
  1992/09/30      21185.34                    18333.39
  1992/10/31      22089.74                    18397.56
  1992/11/30      23898.55                    19024.91
  1992/12/31      25138.32                    19258.92
  1993/01/31      26185.75                    19420.70
  1993/02/28      27000.42                    19684.82
  1993/03/31      28151.30                    20100.17
  1993/04/30      26702.06                    19613.74
  1993/05/31      26441.04                    20139.39
  1993/06/30      27915.79                    20197.79
  1993/07/31      27994.09                    20117.00
  1993/08/31      28385.62                    20879.44
  1993/09/30      29364.43                    20718.67
  1993/10/31      27785.28                    21147.54
  1993/11/30      26910.87                    20946.64
  1993/12/31      27946.90                    21200.10
  1994/01/31      29576.74                    21920.90
  1994/02/28      28745.84                    21326.84
  1994/03/31      28266.48                    20396.99
  1994/04/30      29764.34                    20658.07
  1994/05/31      31251.74                    20996.87
  1994/06/30      30475.70                    20482.44
  1994/07/31      31284.08                    21154.27
  1994/08/31      32092.45                    22021.59
  1994/09/30      30184.69                    21482.06
  1994/10/31      30055.35                    21965.41
  1994/11/30      28115.25                    21165.43
  1994/12/31      28007.88                    21479.31
  1995/01/31      29418.60                    22036.27
  1995/02/28      30984.15                    22895.02
  1995/03/31      31242.21                    23570.66
  1995/04/30      32016.38                    24264.81
  1995/05/31      34115.25                    25234.68
  1995/06/30      34545.35                    25820.88
  1995/07/31      35887.25                    26677.10
  1995/08/31      37229.15                    26744.06
  1995/09/30      38915.13                    27872.66
  1995/10/31      38725.89                    27773.15
  1995/11/30      40945.19                    28992.39
  1995/12/31      41106.53                    29550.79
  1996/01/31      42450.47                    30556.70
  1996/02/29      43668.97                    30839.96
  1996/03/31      44959.15                    31136.95
  1996/04/30      44575.21                    31595.90
  1996/05/31      45328.86                    32410.76
  1996/06/30      44979.61                    32534.25
  1996/07/31      45053.13                    31096.88
  1996/08/31      47332.44                    31752.72
  1996/09/30      49666.90                    33539.76
  1996/10/31      52846.90                    34464.79
  1996/11/30      57313.62                    37069.98
  1996/12/31      55858.25                    36335.62
  1997/01/31      59977.53                    38605.87
  1997/02/28      62590.23                    38908.54
  1997/03/31      58375.59                    37309.79
  1997/04/30      61541.42                    39537.19
  1997/05/31      63708.50                    41944.21
  1997/06/30      67333.10                    43823.31
  1997/07/31      74582.29                    47310.33
  1997/08/31      70056.34                    44660.01
  1997/09/30      75368.58                    47106.04
  1997/10/31      74256.27                    45532.69
  1997/11/30      77669.91                    47640.40
  1997/12/31      81305.82                    48458.39
  1998/01/31      78750.78                    48994.34
  1998/02/28      85524.62                    52527.81
  1998/03/31      90258.38                    55217.76
  1998/04/30      91778.31                    55773.25
  1998/05/31      89268.52                    54814.51
  1998/06/30      91597.61                    57041.07
  1998/07/31      91738.16                    56433.58
  1998/08/31      70427.49                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980914 085643 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Regional Banks Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $70,428 - a 604.28% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                             % OF FUND'S
                             INVESTMENTS

U.S. Bancorp                 7.4

BankAmerica Corp.            7.3

Bank of New York Co., Inc.   6.1

Fleet Financial Group, Inc.  5.9

Wells Fargo & Co.            5.7

National City Corp.          5.6

American Express Co.         4.9

Banc One Corp.               4.8

First Chicago NBD Corp.      4.7

Comerica, Inc.               4.3

TOP REGIONS AS OF AUGUST 31, 1998
 MIDWEST 24.2%
 WEST 23.9%
 NORTHEAST 10.5%
 SOUTHEAST 7.6%
 INTERNATIONAL 3.3%
 ALL OTHERS 30.5%
ROW: 1, COL: 1, VALUE: 30.5
ROW: 1, COL: 2, VALUE: 3.3
ROW: 1, COL: 3, VALUE: 7.6
ROW: 1, COL: 4, VALUE: 10.5
ROW: 1, COL: 5, VALUE: 23.9
ROW: 1, COL: 6, VALUE: 24.2
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

REGIONAL BANKS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Christine Schaulat)

Christine Schaulat, Portfolio Manager of Fidelity Select Regional
Banks Portfolio
Q. HOW DID THE FUND PERFORM, CHRIS?
A. For the six-month period that ended on August 31, 1998, the fund had a total return of -17.64%. For the year, it returned 0.54%. For the same periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Financial Services Index - an index of 271 stocks designed to measure the performance of companies in the financial services sector - which returned -15.98% and 3.35% over the same six- and 12-month periods, respectively.
Q. PRIOR TO THIS PERIOD, BANK STOCKS HAD ENJOYED A NICE RUN OF SOLID PERFORMANCE. WHY THE SUDDEN TURNAROUND?
A. To your first point, bank stocks indeed performed well - for the past three years in fact. Over the last six months, however, stocks in general did poorly, particularly in August. The continued weakness of emerging markets and fears of slowing global economic growth contributed to a major correction in the stock market. Bank stocks in particular were hit hard, due to fears of an economic slowdown, which would curtail loan growth and put pressure on credit quality. There were also concerns that consolidation - the merger-and-acquisition activity - in the banking sector might be slowing.
Q. LET'S TALK ABOUT CONSOLIDATION FOR A BIT. WHAT DO YOU THINK LED TO THE CONCERNS OF A SLOWDOWN IN MERGER ACTIVITY?
A. Consolidation had been a key contributor to the sector's strong performance over the past few years. Some of the primary forces driving bank mergers are the branch closing and technology cost savings generated by consolidation. But I think the increasing focus on the Year 2000 computer problem - the potential difficulty of computer systems in adapting to calendar dates beginning on January 1, 2000 - prompted the market to anticipate a slowdown in merger activity. Once the fears of technical glitches are overcome and banks are more comfortable with their preparedness, I think you'll see an increase in consolidation activity once again.
Q. WHAT SPECIFIC HOLDINGS HELPED THE FUND DURING THE PERIOD? WHICH DIDN'T PERFORM AS YOU'D HOPED?
A. My emphasis on the larger regional banks, as opposed to the small- and mid-sized banks, did help somewhat on a relative basis. When I looked at such factors as price-to-earnings (P/E) ratios, I emphasized the larger banks because they tended to be trading at a discount compared to their smaller brethren. Some larger banks that helped performance were Mellon Bank and BankBoston, the latter of which I have since liquidated from the fund given its exposure to emerging-market risk. On the other hand, I did own some small- and mid-cap bank stocks, and they were very hard hit during the correction in August. Also, BankAmerica, the fund's second-largest holding, suffered given its exposure to emerging markets and trading activities. Banc One took a hit in the period as well after posting disappointing earnings in the second quarter.
Q. WHAT IS YOUR OUTLOOK FOR THE FUND, CHRIS?
A. Toward the end of the period, it appeared the Federal Reserve Board was considering a reduction in interest rates. A decline in interest rates would be positive for bank stocks, as the sector tends to perform well in a declining-rate environment. However, the weakness in the stock market of late has translated into less robust market-sensitive revenues for banks. Market-sensitive revenues include trading, asset management, brokerage, and investment banking revenues, as well as venture capital and securities gains. These revenues and gains are negatively impacted by less favorable markets. Should the current lackluster equity market continue, those banks with a high proportion of market-sensitive revenues will post slower earnings growth. I remain cautious on this front; therefore, to minimize risk to the fund, I have reduced its exposure to those banks with a high degree of market-sensitive revenue.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: June 30, 1986
FUND NUMBER: 507
TRADING SYMBOL: FSRBX
SIZE: as of August 31, 1998, more than
$979 million
MANAGER: Christine Schaulat, since January
1998; analyst, regional banks securities, since
1997; joined Fidelity in 1997

REGIONAL BANKS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 97.0%

                                                  SHARES                    VALUE (NOTE 1)

BANKS - 73.6%

INTERNATIONAL - 3.3%

Allied Irish Banks PLC sponsored ADR               88,900                   $ 6,889,750

Bank of Nova Scotia                                366,000                   6,020,274

Canadian Imperial Bank of Commerce                 399,700                   7,504,727

National Bank of Canada                            300,000                   3,882,690

Royal Bank of Canada                               188,600                   7,112,330

                                                                             31,409,771

MID-ATLANTIC - 0.7%

Crestar Finanical Corp.                            130,466                   6,588,533

MIDWEST - 24.2%

Banc One Corp.                                     1,224,160                 46,518,080

Comerica, Inc.                                     803,850                   42,001,163

Marshall & Ilsley Corp.                            373,000                   16,412,000

National City Corp.                                927,809                   54,508,779

Northern Trust Corp.                               193,500                   10,787,625

Norwest Corp.                                      1,381,400                 41,096,650

Star Banc Corp.                                    423,300                   23,228,588

                                                                             234,552,885

MONEY CENTER - 2.2%

Citicorp                                           198,700                   21,484,438

MULTI-REGIONAL - 1.2%

M&T Bank Corp.                                     27,000                    11,070,000

NORTHEAST - 10.5%

Bank of New York Co., Inc.                         2,429,696                 58,768,272

Mellon Bank Corp.                                  251,000                   13,052,000

North Fork Bancorp, Inc.                           742,800                   14,113,200

State Street Corp.                                 297,800                   15,504,213

                                                                             101,437,685

SOUTHEAST - 7.6%

AmSouth Bancorp.                                   345,000                   11,859,375

Compass Bancshares, Inc.                           150,000                   4,950,000

First Tennessee National Corp.                     379,400                   9,034,463

NationsBank Corp.                                  309,936                   17,666,352

SunTrust Banks, Inc.                               215,900                   12,090,400

Synovus Finanical Corp.                            197,175                   3,586,120

Union Planters Corp.                               66,200                    2,664,550

Wachovia Corp.                                     165,000                   12,096,563

                                                                             73,947,823

WEST - 23.9%

BankAmerica Corp.                                  1,109,200                 71,058,125

First Security Corp.                               230,375                   3,570,813

U.S. Bancorp                                       2,097,696                 71,583,872

UnionBanCal Corp.                                  16,900                    1,265,388

Wells Fargo & Co.                                  197,166                   55,576,166



                                                  SHARES                    VALUE (NOTE 1)

Westamerica Bancorp.                               495,000                  $ 12,003,750

Zions Bancorp                                      427,300                   16,397,638

                                                                             231,455,752

TOTAL BANKS                                                                  711,946,887

CREDIT & OTHER FINANCE - 21.4%

FINANCIAL SERVICES - 9.6%

American Express Co.                               611,400                   47,689,200

First Chicago NBD Corp.                            719,300                   45,585,638

                                                                             93,274,838

OFFICES OF BANK HOLDING COMPANIES - 5.9%

Fleet Financial Group, Inc.                        865,467                   56,742,180

PERSONAL CREDIT INSTITUTIONS - 5.9%

Associates First Capital Corp.                     313,700                   18,547,513

Household International, Inc.                      529,800                   19,569,488

MBNA Corp.                                         826,000                   19,411,000

                                                                             57,528,001

TOTAL CREDIT & OTHER FINANCE                                                 207,545,019

SAVINGS & LOANS - 2.0%

SAVINGS INSTITUTIONS, FEDERALLY CHARTERED - 2.0%

Washington Mutual, Inc.                            600,900                   19,228,800

TOTAL COMMON STOCKS                                            938,720,706
(Cost $827,384,633)



CASH EQUIVALENTS - 3.0%

Taxable Central Cash Fund (a)           29,322,531                  29,322,531
(Cost 29,322,531)

TOTAL INVESTMENT IN SECURITIES - 100%               $ 968,043,237
(Cost $856,707,164)


LEGEND
(a) At the period end, the seven-day yield on the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $150,682,253 and $238,538,340, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $9,622 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $857,048,306. Net unrealized appreciation aggregated $110,994,931, of which $185,875,011 related to appreciated investment securities and $74,880,080 related to depreciated investment securities.

REGIONAL BANKS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 968,043,237
SECURITIES, AT
VALUE
(COST
$856,707,16
4) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      34,239,994
INVESTMENTS
SOLD

RECEIVABLE FOR                      1,664,879
FUND SHARES
SOLD

DIVIDENDS                           1,371,752
RECEIVABLE

INTEREST                            265,589
RECEIVABLE

REDEMPTION FEES                     26,865
RECEIVABLE

 TOTAL ASSETS                       1,005,612,316

LIABILITIES

PAYABLE FOR          $ 24,994,859
FUND SHARES
REDEEMED

ACCRUED               606,902
MANAGEMENT
FEE

OTHER PAYABLES        637,247
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  26,239,008

NET ASSETS                         $ 979,373,308

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 777,996,759

UNDISTRIBUTED                       5,840,481
NET INVESTMENT
INCOME

ACCUMULATED                         84,199,995
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      111,336,073
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                    $ 979,373,308
27,919,175
SHARES
OUTSTANDING

NET ASSET                           $35.08
VALUE AND
REDEMPTION
PRICE PER
SHARE
($979,373,3
08 (DIVIDED BY)
27,919,175
SHARES)

MAXIMUM                             $36.16
OFFERING PRICE
PER SHARE
(100/97.00
OF $35.08)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                       $ 11,320,881
INCOME
DIVIDENDS

INTEREST                          2,624,126
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$8,290)

 TOTAL INCOME                     13,945,007

EXPENSES

MANAGEMENT          $ 4,110,439
FEE

TRANSFER AGENT       3,319,661
FEES

ACCOUNTING AND       401,811
SECURITY
LENDING FEES

NON-INTERESTED       2,643
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       16,494
AND EXPENSES

REGISTRATION FEES    42,323

AUDIT                31,304

LEGAL                3,837

REPORTS TO           143,476
SHAREHOLDERS

 TOTAL EXPENSES      8,071,988
BEFORE
REDUCTIONS

 EXPENSE             (49,366)     8,022,622
REDUCTIONS

NET INVESTMENT                    5,922,385
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          84,715,327
SECURITIES

 FOREIGN             (6,275)      84,709,052
CURRENCY
TRANSACTIONS

CHANGE IN NET                     (305,498,172)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   (220,789,120)

NET INCREASE                     $ (214,866,735)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 2,648,500
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                   $ 2,638,833
- RETAINED BY
FDC

 DEFERRED SALES                  $ 3,941
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                   $ 98,588
WITHHELD BY
FSC

 EXPENSE                         $ 46,072
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                       356
CREDITS

  TRANSFER                        2,938
AGENT CREDITS

                                 $ 49,366

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 5,922,385       $ 11,124,320
NET
INVESTMENT
INCOME

 NET REALIZED       84,709,052        58,722,862
GAIN (LOSS)

 CHANGE IN NET      (305,498,172)     242,816,882
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (214,866,735)     312,664,064
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (2,514,227)       (7,980,022)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           (17,285,215)      (35,012,104)
REALIZED GAIN

 TOTAL              (19,799,442)      (42,992,126)
DISTRIBUTIONS

SHARE               273,875,455       1,093,335,837
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       19,449,078        42,239,518
OF
DISTRIBUTIONS

 COST OF SHARES     (418,569,597)     (905,908,084)
REDEEMED

 NET INCREASE       (125,245,064)     229,667,271
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         388,914           1,604,750
FEES

  TOTAL             (359,522,327)     500,943,959
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       1,338,895,635     837,951,676
PERIOD

 END OF PERIOD     $ 979,373,308     $ 1,338,895,635
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$5,840,48
1 AND
$3,805,98
2,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               6,010,126         29,339,423

 ISSUED IN          423,729           1,067,874
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (9,523,135)       (24,927,202)

 NET INCREASE       (3,089,280)       5,480,095
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 43.18      $ 32.82       $ 24.37    $ 18.01       $ 17.99       $ 20.88
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     .19          .40           .37        .52           .37           .19
INVESTMENT
INCOME D

 NET                     (7.67)       11.41         9.70       6.78          .87           .93
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (7.48)       11.81         10.07      7.30          1.24          1.12
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                (.08)        (.28)         (.27)      (.25)         (.29)         (.15)
INVESTMENT
INCOME

 FROM NET                (.55)        (1.23)        (1.40)     (.72)         (.98)         (3.92)
REALIZED
GAIN

 TOTAL                   (.63)        (1.51)        (1.67)     (.97)         (1.27)        (4.07)
DISTRIBUTIO
NS

REDEMPTION               .01          .06           .05        .03           .05           .06
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 35.08      $ 43.18       $ 32.82    $ 24.37       $ 18.01       $ 17.99
VALUE, END
OF PERIOD

TOTAL                    (17.64)%     36.64%        43.33%     40.94%        7.79%         6.46%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 979,373    $ 1,338,896   $ 837,952  $ 315,178     $ 164,603     $ 97,429
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.13% A      1.25%         1.46%      1.41%         1.58%         1.62%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.13% A      1.24% E       1.45% E    1.40% E       1.56% E       1.60% E
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             .83% A       1.07%         1.36%      2.42%         1.99%         .88%
INVESTMENT
INCOME TO
AVERAGE
NET ASSETS

PORTFOLIO                24% A        25%           43%        103%          106%          74%
TURNOVER
RATE

AVERAGE                 $ .0493      $ .0400       $ .0384
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS
SHOWN. C TOTAL
RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT
INCOME PER SHARE
HAS BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S
EXPENSES. F FOR
FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.



BIOTECHNOLOGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED         PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998       MONTHS   YEAR    YEARS    YEARS

SELECT BIOTECHNOLOGY  -16.96%  -4.03%  48.02%   386.14%

SELECT BIOTECHNOLOGY  -19.52%  -6.98%  43.51%   371.48%
(LOAD ADJ.)

S&P 500               -8.10%   8.10%   131.21%  382.74%

GS HEALTH CARE        -3.02%   20.24%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED          PAST 1  PAST 5  PAST 10
AUGUST 31, 1998        YEAR    YEARS   YEARS

SELECT BIOTECHNOLOGY   -4.03%  8.16%   17.13%

SELECT BIOTECHNOLOGY   -6.98%  7.49%   16.77%
(LOAD ADJ.)

S&P 500                8.10%   18.25%  17.05%

GS HEALTH CARE         20.24%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Biotechnology               S&P 500
             00042                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9900.69                    10426.00
  1988/10/31       9795.57                    10715.84
  1988/11/30       9336.85                    10562.61
  1988/12/31       9652.22                    10747.45
  1989/01/31      10321.18                    11534.17
  1989/02/28      10244.73                    11246.96
  1989/03/31      10999.70                    11509.02
  1989/04/30      11372.41                    12106.34
  1989/05/31      11888.47                    12596.64
  1989/06/30      11582.66                    12524.84
  1989/07/31      12653.00                    13655.84
  1989/08/31      13130.84                    13923.49
  1989/09/30      13685.12                    13866.40
  1989/10/31      13732.91                    13544.70
  1989/11/30      14162.96                    13821.02
  1989/12/31      13892.67                    14152.72
  1990/01/31      12853.15                    13203.07
  1990/02/28      14067.55                    13373.39
  1990/03/31      14660.17                    13727.79
  1990/04/30      14844.76                    13384.59
  1990/05/31      16933.52                    14689.59
  1990/06/30      18116.04                    14589.70
  1990/07/31      18165.16                    14543.01
  1990/08/31      17605.17                    13228.33
  1990/09/30      17212.20                    12584.11
  1990/10/31      17359.57                    12529.99
  1990/11/30      19461.97                    13339.43
  1990/12/31      20053.76                    13711.60
  1991/01/31      22356.82                    14309.43
  1991/02/28      25524.79                    15332.55
  1991/03/31      28159.74                    15703.60
  1991/04/30      26932.78                    15741.29
  1991/05/31      28642.48                    16421.31
  1991/06/30      27121.74                    15669.22
  1991/07/31      29563.33                    16399.40
  1991/08/31      31634.98                    16788.07
  1991/09/30      33273.28                    16507.71
  1991/10/31      36549.87                    16728.91
  1991/11/30      34108.28                    16054.73
  1991/12/31      39916.03                    17891.40
  1992/01/31      39115.96                    17558.62
  1992/02/29      36112.94                    17786.88
  1992/03/31      33372.96                    17440.03
  1992/04/30      30260.34                    17952.77
  1992/05/31      32430.41                    18040.74
  1992/06/30      31861.19                    17771.93
  1992/07/31      33526.75                    18498.80
  1992/08/31      31429.83                    18119.58
  1992/09/30      31321.98                    18333.39
  1992/10/31      32855.73                    18397.56
  1992/11/30      36090.98                    19024.91
  1992/12/31      35787.43                    19258.92
  1993/01/31      33948.30                    19420.70
  1993/02/28      28468.70                    19684.82
  1993/03/31      28896.99                    20100.17
  1993/04/30      29640.20                    19613.74
  1993/05/31      31554.91                    20139.39
  1993/06/30      31743.86                    20197.79
  1993/07/31      30698.33                    20117.00
  1993/08/31      31857.23                    20879.44
  1993/09/30      33167.30                    20718.67
  1993/10/31      35636.27                    21147.54
  1993/11/30      35359.14                    20946.64
  1993/12/31      36039.36                    21200.10
  1994/01/31      37273.85                    21920.90
  1994/02/28      34779.69                    21326.84
  1994/03/31      31265.19                    20396.99
  1994/04/30      30698.33                    20658.07
  1994/05/31      30181.86                    20996.87
  1994/06/30      28985.17                    20482.44
  1994/07/31      29060.75                    21154.27
  1994/08/31      31781.65                    22021.59
  1994/09/30      31680.88                    21482.06
  1994/10/31      30597.56                    21965.41
  1994/11/30      30030.70                    21165.43
  1994/12/31      29489.04                    21479.31
  1995/01/31      30811.70                    22036.27
  1995/02/28      31869.83                    22895.02
  1995/03/31      32386.30                    23570.66
  1995/04/30      33394.04                    24264.81
  1995/05/31      33696.36                    25234.68
  1995/06/30      34918.25                    25820.88
  1995/07/31      36480.25                    26677.10
  1995/08/31      37941.47                    26744.06
  1995/09/30      39642.04                    27872.66
  1995/10/31      39327.12                    27773.15
  1995/11/30      40637.18                    28992.39
  1995/12/31      43968.22                    29550.79
  1996/01/31      46568.69                    30556.70
  1996/02/29      46202.61                    30839.96
  1996/03/31      45470.43                    31136.95
  1996/04/30      46452.18                    31595.90
  1996/05/31      46994.27                    32410.76
  1996/06/30      44154.74                    32534.25
  1996/07/31      40915.09                    31096.88
  1996/08/31      42799.51                    31752.72
  1996/09/30      45303.46                    33539.76
  1996/10/31      43728.81                    34464.79
  1996/11/30      43986.95                    37069.98
  1996/12/31      46434.19                    36335.62
  1997/01/31      48562.37                    38605.87
  1997/02/28      48905.16                    38908.54
  1997/03/31      43863.24                    37309.79
  1997/04/30      41939.43                    39537.19
  1997/05/31      47271.08                    41944.21
  1997/06/30      48509.31                    43823.31
  1997/07/31      48800.66                    47310.33
  1997/08/31      49135.71                    44660.01
  1997/09/30      55603.61                    47106.04
  1997/10/31      53578.75                    45532.69
  1997/11/30      52631.87                    47640.40
  1997/12/31      53526.27                    48458.39
  1998/01/31      53970.41                    48994.34
  1998/02/28      56783.25                    52527.81
  1998/03/31      59102.61                    55217.76
  1998/04/30      56757.43                    55773.25
  1998/05/31      54819.54                    54814.51
  1998/06/30      54871.92                    57041.07
  1998/07/31      55762.30                    56433.58
  1998/08/31      47147.78                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980903 134702 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Biotechnology Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $47,148 - a 371.48% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                           % OF FUND'S
                           INVESTMENTS

GENENTECH, INC. SPECIAL    14.7

AMGEN, INC.                8.4

MERCK & CO., INC.          7.1

FOREST LABORATORIES, INC.  5.3

SCHERING-PLOUGH CORP.      5.2

BIOGEN, INC.               4.9

GENZYME CORP.              4.6

CHIRON CORP.               3.8

LILLY (ELI) & CO.          3.5

SEPRACOR, INC.             3.2

TOP INDUSTRIES AS OF AUGUST 31, 1998
BIOTECHNOLOGY 50.5%
DRUGS 26.2%
PHARMACEUTICAL PREPARATIONS 5.9%
MEDICAL TECHNOLOGY 2.1%
LAB ANALYTICAL INSTRUMENTS 1.7%
ALL OTHERS 13.6%
ROW: 1, COL: 1, VALUE: 13.6
ROW: 1, COL: 2, VALUE: 1.7
ROW: 1, COL: 3, VALUE: 2.1
ROW: 1, COL: 4, VALUE: 5.9
ROW: 1, COL: 5, VALUE: 26.2
ROW: 1, COL: 6, VALUE: 50.05
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

BIOTECHNOLOGY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Rajiv Kaul)

NOTE TO SHAREHOLDERS: Rajiv Kaul became Portfolio Manager of Fidelity Select Biotechnology Portfolio on June 1, 1998.
Q. HOW DID THE FUND PERFORM, RAJIV?
A. For the six-month period that ended August 31, 1998, the fund returned -16.96%, underperforming the Standard & Poor's 500 Index, which returned -8.10%. For the 12-month period that ended August 31, 1998, the fund returned -4.03%. During the same period, the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Health Care Index - an index of 93 stocks designed to measure the performance of companies in the health care sector - which returned -3.02% and 20.24% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE INDEXES OVER THE PAST SIX-MONTH
PERIOD?
A. The environment for investing in biotechnology stocks over the past six months has been difficult, with stock prices for this industry declining about 20% during the period. Many new product launches were big disappointments. With the long delays and enormous costs associated with product development, earnings estimates have been cut for many companies and stock prices have not performed well for the entire sector. In addition, it is important to point out that given the fund's focus on biotechnology companies, it cannot invest in the pharmaceutical stocks to the same extent that the Goldman Sachs Health Care index does; these stocks experienced strong rallies and investor support during the period.
Q. IN SUCH A DIFFICULT ENVIRONMENT, WERE THERE ANY FACTORS OR STRATEGIES THAT HELPED MINIMIZE RISKS TO THE FUND?
A. Given the industry's downturn, I think the fund's return over the period was respectable and can be attributed primarily to stock selection. To minimize risks and help performance, I reduced the fund's exposure to smaller biotechnology companies and moved fund assets to larger companies with stable revenues and earnings. The larger companies have a better pipeline of new and existing products and they look undervalued. I also focused on companies with minimal or zero exposure to Asia. A third strategy I employed is to spend much of my time visiting companies and talking with management, doctors and competitors about products. By visiting as many companies as I can, I get a better understanding of a company's competitive outlook, and it helps me find those companies that may launch successful new products.
Q. WHAT STOCKS PERFORMED WELL FOR THE FUND?
A. Two of the fund's top-10 holdings, Amgen and Biogen, did well. Sales and revenues for both of these companies improved, which increased their stock prices. Amgen's lead product, Epogen - a drug used to promote red blood cell growth - has started to produce better-than-expected sales results because of positive changes for reimbursement of Epogen by the Health Care Financing Administration.
Q. WERE THERE ANY INVESTMENT DECISIONS THAT HURT FUND PERFORMANCE OVER
THE PERIOD?
A. Aviron, one of the fund's larger holdings, has been a disappointment. Investor concerns about whether Aviron's lead product
- FluMist - a vaccine for influenza - will be accepted by the Food and Drug Administration hurt the stock price. The fund also had some exposure to long-term care nursing homes such as Beverly Enterprises; its stock price suffered and detracted from fund performance due to delays with Medicare payments.
Q. SINCE TAKING OVER THE FUND IN JUNE, YOU'VE MADE SOME SIGNIFICANT CHANGES TO THE TOP HOLDINGS. WHY?
A. In this market environment of heightened investor uncertainty, I increased the fund's holdings in large-cap biotechnology companies with stronger earnings and inexpensive valuations, and reduced the fund's holdings in smaller biotechnology companies with no earnings that are in the early stages of product development. In addition, I focused on pharmaceutical companies that have solid earnings outlooks and strong product demand.
Q. WHAT'S YOUR OUTLOOK FOR THE INDUSTRY OVER THE NEXT SIX MONTHS,
RAJIV?
A. I think the sector may start to perform better for a number of reasons. First, biotech companies are starting to introduce more new products than ever before. Second, the stocks have been underperforming for a while, so they look very cheap. Third, many biotech companies have limited exposure to Asia and Eastern European financial market problems. Finally, the demographics are favorable, with baby boomers aging and starting to provide more demand for biotechnology and health care products.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: DECEMBER 16, 1985
FUND NUMBER: 042
TRADING SYMBOL: FBIOX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$420 MILLION
MANAGER: RAJIV KAUL, SINCE JUNE 1998; EQUITY
RESEARCH ASSOCIATE, HEALTH CARE INDUSTRY,
1996-1998; JOINED FIDELITY IN 1996

BIOTECHNOLOGY PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 89.4%
 SHARES VALUE (NOTE 1)
DRUGS & PHARMACEUTICALS - 82.9%
BIOTECHNOLOGY - 50.5%
Alkermes, Inc. (a)(c)  1,083,200 $ 11,847,500
Amgen, Inc. (a)  587,600  35,770,150
Ariad Pharmaceuticals, Inc. (a)  130,300  301,319
Aviron (a)  550,000  11,928,125
Biogen, Inc. (a)  445,800  20,618,250
CV Therapeutics, Inc. (a)(c)  804,500  5,329,813
Cell Genesys, Inc. (a)  108,700  455,181
Chiron Corp. (a)  1,120,900  16,112,938
Creative Biomolecules, Inc. (a)  325,500  895,125
Cytyc Corp. (a)  129,000  1,032,000
Genentech, Inc. special (a)  946,600  62,475,600
Genzyme Corp. (a)  727,100  19,631,700
Hyseq, Inc.   112,400  590,100
LeukoSite, Inc. (a)  455,000  3,355,625
Magainin Pharmaceuticals, Inc. (a)  522,400  1,208,050
Medimmune, Inc. (a)  173,700  8,381,025
Molecular Biosystems, Inc. (a)  196,200  858,375
Sepracor, Inc. (a)  288,900  13,758,863
  214,549,739
COMMERCIAL LABORATORY RESEARCH - 0.3%
Scios, Inc. (a)  225,000  1,068,750
DRUGS - 26.2%
Agouron Pharmaceuticals, Inc. (a)  97,500  1,876,875
Allergan, Inc.   20,000  945,000
Alliance Pharmaceutical Corp. (a)  737,500  2,535,156
Alteon, Inc. (a)  320,000  800,000
Anesta Corp. (a)  403,700  4,945,325
Barr Laboratories, Inc. (a)  2,100  53,813
Elan Corp. PLC ADR (a)  105,000  6,168,750
Forest Laboratories, Inc. (a)  684,800  22,427,200
Lilly (Eli) & Co.   225,000  14,737,500
Merck & Co., Inc.   260,800  30,236,500
Roberts Pharmaceutical Corp. (a)  16,700  285,988
Schering-Plough Corp.   252,800  22,151,600
Sequus Pharmaceuticals, Inc. (a)  64,000  392,000
Warner-Lambert Co.   60,000  3,915,000
  111,470,707
PHARMACEUTICAL PREPARATIONS - 5.9%
Allergan Specialty Therapeutics, Inc.
 Class A  151,500  1,467,654
Avant Immunotherapeutics, Inc. (a)  359,300  651,231
AXYS Pharmaceuticals, Inc. (a)  783,900  3,111,103
Cellegy Pharmaceuticals, Inc. (a)(c)  603,600  1,886,250
Inhale Therapeutic Systems (a)  119,700  2,603,475
Jones Pharma, Inc.   10,000  208,750
NPS Pharmaceuticals, Inc. (a)  395,000  2,567,500
NeXstar Pharmaceuticals, Inc. (a)  246,100  1,638,103
Theratech, Inc. (a)  72,000  432,000
ViroPharma, Inc. (a)(c)  599,100  10,334,475
  24,900,541
TOTAL DRUGS & PHARMACEUTICALS   351,989,737
ELECTRICAL EQUIPMENT - 0.0%
TV & RADIO COMMUNICATION EQUIPMENT - 0.0%
American Satellite Network (ASN)
 warrants 6/30/99 (a)  5,000  0
ELECTRONIC INSTRUMENTS - 1.7%
LAB ANALYTICAL INSTRUMENTS - 1.7%
Waters Corp. (a)  137,900  7,429,363

 SHARES VALUE (NOTE 1)
MEDICAL EQUIPMENT & SUPPLIES - 4.1%
DRUG DISTRIBUTORS - WHOLESALE - 0.8%
Allegiance Corp.   123,400 $ 3,486,050
MEDICAL SUPPLIES & APPLIANCES - 0.8%
Cygnus, Inc. (a)  114,800  373,100
Resmed, Inc. (a)  14,800  547,600
Sofamor/Danek Group, Inc. (a)  30,000  2,503,125
  3,423,825
MEDICAL TECHNOLOGY - 2.1%
Ballard Medical Products  334,300  6,205,444
Biomet, Inc.   45,000  1,209,375
Stryker Corp.   50,000  1,606,250
  9,021,069
OPHTHALMIC GOODS - 0.4%
Wesley Jessen Visioncare, Inc. (a)  100,000  1,700,000
TOTAL MEDICAL EQUIPMENT & SUPPLIES   17,630,944
MEDICAL FACILITIES MANAGEMENT - 0.7%
MEDICAL SERVICES - 0.7%
Carematrix Corp. (a)  170,500  2,941,125
TOTAL COMMON STOCKS
 (Cost $408,137,806)   379,991,169
CASH EQUIVALENTS - 10.6%
Taxable Central Cash Fund (b)
 (Cost $44,849,457)  44,849,457  44,849,457
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $452,987,263)  $ 424,840,626

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 10 of Notes to Financial Statements).

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $146,694,749 and $205,376,755, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,774 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $4,857,675 and $5,796,000, respectively (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows:


                         PURCHASES   SALES       DIVIDEND VALUE
AFFILIATE                COST        COST        INCOME
Alkermes, Inc.           $ -         $ -         $ -      $11,847,500
CV Therapeutics, Inc.    791,700     -           -        5,329,813
Cellegy Pharmaceuticals ,
Inc.                     315,038     -           -        1,886,250
Magainin Pharmaceuticals,
Inc.                     249,257     2,714,380   -        -
ViroPharma, Inc.         -           -           -        10,334,475
TOTALS                   $ 1,355,995 $ 2,714,380 $ -      $29,398,038

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $453,051,506 Net unrealized depreciation aggregated $28,210,880, of which $44,187,605 related to appreciated investment securities and $72,398,485 related to depreciated investment securities.

BIOTECHNOLOGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 424,840,626
SECURITIES, AT
VALUE
(COST
$452,987,26
3) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     3,453,759
INVESTMENTS
SOLD

RECEIVABLE FOR                     515,352
FUND SHARES
SOLD

DIVIDENDS                          47,600
RECEIVABLE

INTEREST                           178,086
RECEIVABLE

REDEMPTION FEES                    1,947
RECEIVABLE

OTHER                              53,396
RECEIVABLES

 TOTAL ASSETS                      429,090,766

LIABILITIES

PAYABLE FOR          $ 2,285,644
FUND SHARES
REDEEMED

ACCRUED               236,564
MANAGEMENT
FEE

OTHER PAYABLES        380,594
AND
ACCRUED
EXPENSES

COLLATERAL ON         5,796,000
SECURITIES
LOANED, AT
VALUE

 TOTAL LIABILITIES                 8,698,802

NET ASSETS                        $ 420,391,964

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 475,264,733

ACCUMULATED                        (2,287,048)
NET INVESTMENT

INCOME LOSS

ACCUMULATED                        (24,439,084)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     (28,146,637)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 420,391,964
15,565,787
SHARES
OUTSTANDING

NET ASSET                          $27.01
VALUE AND
REDEMPTION
PRICE PER
SHARE
($420,391,9
64 (DIVIDED BY)
15,565,787
SHARES)

MAXIMUM                            $27.85
OFFERING PRICE
PER SHARE
(100/97.00
OF $27.01)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                       $ 456,412
INCOME
DIVIDENDS

INTEREST                          828,568
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$151,644)

 TOTAL INCOME                     1,284,980

EXPENSES

MANAGEMENT          $ 1,568,934
FEE

TRANSFER AGENT       1,701,161
FEES

ACCOUNTING AND       268,676
SECURITY
LENDING FEES

NON-INTERESTED       1,533
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       10,382
AND EXPENSES

REGISTRATION FEES    25,199

AUDIT                18,459

LEGAL                1,761

REPORTS TO           90,815
SHAREHOLDERS

 TOTAL EXPENSES      3,686,920
BEFORE
REDUCTIONS

 EXPENSE             (114,892)    3,572,028
REDUCTIONS

NET INVESTMENT                    (2,287,048)
INCOME (LOSS)

REALIZED AND                      (24,268,560)
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES
(INCLUDING
REALIZED LOSS
OF
$1,550,669
ON SALES OF
INVESTMENTS IN

AFFILIATED
ISSUERS)

CHANGE IN NET                     (60,731,370)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   (84,999,930)

NET INCREASE                     $ (87,286,978)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 439,192
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                   $ 438,007
- RETAINED BY
FDC

 DEFERRED SALES                  $ 14,237
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                   $ 47,288
WITHHELD BY
FSC

 EXPENSE                         $ 111,245
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                       2,658
CREDITS

  TRANSFER                        989
AGENT CREDITS

                                 $ 114,892

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (2,287,048)     $ (4,649,288)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       (24,268,560)      136,618,693
GAIN (LOSS)

 CHANGE IN NET      (60,731,370)      (59,882,024)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (87,286,978)      72,087,381
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO
SHAREHOLDERS

 FROM NET           (33,971,052)      (74,816,933)
REALIZED GAIN

SHARE               63,968,226        370,670,921
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       33,062,343        72,734,215
OF
DISTRIBUTIONS

 COST OF SHARES     (135,076,554)     (536,988,307)
REDEEMED

 NET INCREASE       (38,045,985)      (93,583,171)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         154,078           952,260
FEES

  TOTAL             (159,149,937)     (95,360,463)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       579,541,901       674,902,364
PERIOD

 END OF PERIOD     $ 420,391,964     $ 579,541,901
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$2,287,048
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               1,957,911         10,542,169

 ISSUED IN          970,422           2,304,448
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (4,148,771)       (15,772,857)

 NET INCREASE       (1,220,438)       (2,926,240)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                         SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                         ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET                $ 34.52      $ 34.24       $ 36.60    $ 25.30       $ 27.61       $ 22.60
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                      (.14)        (.27)         (.20)      .11           (.06)         (.18)
INVESTMENT
INCOME
(LOSS) E

 NET                      (5.29)       5.20          1.89       11.21         (2.26)        5.15
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM               (5.43)       4.93          1.69       11.32         (2.32)        4.97
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                 -            -             (.03)      (.07)         -             -
INVESTMENT
INCOME

 FROM NET                 (2.09)       (4.71)        (4.06)     -             -             -
REALIZED
GAIN

 TOTAL                    (2.09)       (4.71)        (4.09)     (.07)         -             -
DISTRIBUTIO
NS

REDEMPTION                .01          .06           .04        .05           .01           .04
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET                $ 27.01      $ 34.52       $ 34.24    $ 36.60       $ 25.30       $ 27.61
VALUE, END
OF PERIOD

TOTAL                     (16.96)%     16.11%        5.85%      44.97%        (8.37)%       22.17%
RETURN B, C, D

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,              $ 420,392    $ 579,542     $ 674,902  $ 1,096,864   $ 448,197     $ 481,146
END OF
PERIOD
(000
OMITTED)

RATIO OF                  1.36% A      1.49%         1.57%      1.44% F       1.59%         1.62%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                  1.31% A, G   1.47% G       1.56% G    1.43% G       1.59%         1.61% G
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET              (.84)% A     (.81)%        (.59)%     .35%          (.27)%        (.69)%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                 57% A        162%          41%        67%           77%           51%
TURNOVER
RATE

AVERAGE                  $ .0452      $ .0454       $ .0376
COMMISSIO
N RATE H

A ANNUALIZED B TOT
AL RETURNS FOR PERIODS
OF LESS THAN ONE YEAR
ARE NOT
ANNUALIZED. C THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). D TO
TAL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. E NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. F FMR
AGREED TO REIMBURSE
A PORTION OF THE
FUND'S EXPENSES
DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT, THE
FUND'S EXPENSE RATIO
WOULD HAVE BEEN
HIGHER. G FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). H FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


HEALTH CARE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED       PAST 6  PAST 1  PAST 5   PAST 10
AUGUST 31, 1998     MONTHS  YEAR    YEARS    YEARS

SELECT HEALTH CARE  -0.12%  23.10%  240.14%  748.85%

SELECT HEALTH CARE  -3.19%  19.34%  229.87%  723.31%
(LOAD ADJ.)

S&P 500             -8.10%  8.10%   131.21%  382.74%

GS HEALTH CARE      -3.02%  20.24%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED       PAST 1  PAST 5  PAST 10
AUGUST 31, 1998     YEAR    YEARS   YEARS

SELECT HEALTH CARE  23.10%  27.74%  23.85%

SELECT HEALTH CARE  19.34%  26.96%  23.47%
(LOAD ADJ.)

S&P 500             8.10%   18.25%  17.05%

GS HEALTH CARE      20.24%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Health Care                 S&P 500
             00063                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10025.27                    10426.00
  1988/10/31      10150.15                    10715.84
  1988/11/30       9853.92                    10562.61
  1988/12/31       9993.80                    10747.45
  1989/01/31      10699.49                    11534.17
  1989/02/28      10494.52                    11246.96
  1989/03/31      11047.94                    11509.02
  1989/04/30      11651.14                    12106.34
  1989/05/31      12014.23                    12596.64
  1989/06/30      11743.42                    12524.84
  1989/07/31      13198.04                    13655.84
  1989/08/31      13517.35                    13923.49
  1989/09/30      13614.92                    13866.40
  1989/10/31      13514.40                    13544.70
  1989/11/30      14096.84                    13821.02
  1989/12/31      14240.02                    14152.72
  1990/01/31      13422.97                    13203.07
  1990/02/28      13282.31                    13373.39
  1990/03/31      13812.04                    13727.79
  1990/04/30      13812.04                    13384.59
  1990/05/31      15712.51                    14689.59
  1990/06/30      16247.87                    14589.70
  1990/07/31      16472.20                    14543.01
  1990/08/31      15733.80                    13228.33
  1990/09/30      15260.23                    12584.11
  1990/10/31      15609.17                    12529.99
  1990/11/30      17269.79                    13339.43
  1990/12/31      17702.68                    13711.60
  1991/01/31      19450.23                    14309.43
  1991/02/28      21852.68                    15332.55
  1991/03/31      23800.71                    15703.60
  1991/04/30      23386.38                    15741.29
  1991/05/31      24656.11                    16421.31
  1991/06/30      23544.31                    15669.22
  1991/07/31      25627.62                    16399.40
  1991/08/31      26908.29                    16788.07
  1991/09/30      27450.52                    16507.71
  1991/10/31      29259.15                    16728.91
  1991/11/30      27660.99                    16054.73
  1991/12/31      32518.50                    17891.40
  1992/01/31      31451.58                    17558.62
  1992/02/29      30078.19                    17786.88
  1992/03/31      28243.23                    17440.03
  1992/04/30      26642.85                    17952.77
  1992/05/31      27191.44                    18040.74
  1992/06/30      26143.38                    17771.93
  1992/07/31      27716.06                    18498.80
  1992/08/31      26968.53                    18119.58
  1992/09/30      25101.73                    18333.39
  1992/10/31      25873.77                    18397.56
  1992/11/30      27291.23                    19024.91
  1992/12/31      26849.15                    19258.92
  1993/01/31      25407.18                    19420.70
  1993/02/28      22695.93                    19684.82
  1993/03/31      23321.93                    20100.17
  1993/04/30      23313.30                    19613.74
  1993/05/31      24245.83                    20139.39
  1993/06/30      24159.48                    20197.79
  1993/07/31      23373.74                    20117.00
  1993/08/31      24206.97                    20879.44
  1993/09/30      24962.50                    20718.67
  1993/10/31      26818.93                    21147.54
  1993/11/30      26728.26                    20946.64
  1993/12/31      27498.00                    21200.10
  1994/01/31      28042.60                    21920.90
  1994/02/28      27364.01                    21326.84
  1994/03/31      25578.93                    20396.99
  1994/04/30      26605.09                    20658.07
  1994/05/31      28107.69                    20996.87
  1994/06/30      27661.68                    20482.44
  1994/07/31      28215.95                    21154.27
  1994/08/31      31918.32                    22021.59
  1994/09/30      32147.82                    21482.06
  1994/10/31      32593.84                    21965.41
  1994/11/30      33299.67                    21165.43
  1994/12/31      33398.69                    21479.31
  1995/01/31      35167.69                    22036.27
  1995/02/28      35913.02                    22895.02
  1995/03/31      36889.51                    23570.66
  1995/04/30      37403.70                    24264.81
  1995/05/31      37764.08                    25234.68
  1995/06/30      39675.04                    25820.88
  1995/07/31      41946.39                    26677.10
  1995/08/31      42302.03                    26744.06
  1995/09/30      44672.95                    27872.66
  1995/10/31      44782.01                    27773.15
  1995/11/30      46669.27                    28992.39
  1995/12/31      48716.96                    29550.79
  1996/01/31      50459.52                    30556.70
  1996/02/29      50164.94                    30839.96
  1996/03/31      50339.69                    31136.95
  1996/04/30      50128.95                    31595.90
  1996/05/31      51038.32                    32410.76
  1996/06/30      51074.49                    32534.25
  1996/07/31      49080.08                    31096.88
  1996/08/31      50743.81                    31752.72
  1996/09/30      54236.61                    33539.76
  1996/10/31      53172.24                    34464.79
  1996/11/30      56029.51                    37069.98
  1996/12/31      56248.23                    36335.62
  1997/01/31      59644.34                    38605.87
  1997/02/28      60404.93                    38908.54
  1997/03/31      57091.36                    37309.79
  1997/04/30      59940.61                    39537.19
  1997/05/31      64505.76                    41944.21
  1997/06/30      69304.55                    43823.31
  1997/07/31      71893.37                    47310.33
  1997/08/31      66886.21                    44660.01
  1997/09/30      71034.64                    47106.04
  1997/10/31      71009.38                    45532.69
  1997/11/30      72998.35                    47640.40
  1997/12/31      73767.60                    48458.39
  1998/01/31      79075.50                    48994.34
  1998/02/28      82435.49                    52527.81
  1998/03/31      85368.23                    55217.76
  1998/04/30      86986.13                    55773.25
  1998/05/31      86464.72                    54814.51
  1998/06/30      91604.34                    57041.07
  1998/07/31      91879.94                    56433.58
  1998/08/31      82330.63                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980914 085356 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Health Care Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $82,331 - a 723.31% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                              % OF FUND'S
                              INVESTMENTS

WARNER-LAMBERT CO.            10.7

LILLY (ELI) & CO.             10.0

AMERICAN HOME PRODUCTS CORP.  9.3

MERCK & CO., INC.             7.5

SCHERING-PLOUGH CORP.         5.8

JOHNSON & JOHNSON             4.8

ABBOTT LABORATORIES           4.6

BRISTOL-MYERS SQUIBB CO.      3.9

MEDTRONIC, INC.               2.7

AMGEN, INC.                   2.3

TOP INDUSTRIES AS OF AUGUST 31, 1998
DRUGS 51.2%
MEDICAL SUPPLIES &
APPLIANCES 14.8%
HOSPITALS 4.7%
BIOTECHNOLOGY 4.4%
DRUG DISTRIBUTORS -
WHOLESALE 3.7%
ALL OTHERS 21.2%
ROW: 1, COL: 1, VALUE: 21.2
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 4.4
ROW: 1, COL: 4, VALUE: 4.7
ROW: 1, COL: 5, VALUE: 14.8
ROW: 1, COL: 6, VALUE: 51.2
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

HEALTH CARE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Beso Sikharulidze)

Beso Sikharulidze,
Portfolio Manager
of Fidelity Select
Health Care Portfolio
Q. HOW DID THE FUND PERFORM, BESO?
A. For the six-month period ending August 31, 1998, the fund returned -0.12%, outperforming the Standard & Poor's 500 Index, which returned -8.10%. For the 12-month period that ended August 31, 1998, the fund posted a total return of 23.10%. During the same 12-month period, the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Health Care Index - an index of 93 stocks designed to measure the performance of companies in the health care sector - which returned -3.02% and 20.24% over the same six- and 12-month periods, respectively.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE OVER THE PAST
SIX MONTHS?
A. I committed a significant percentage of fund assets to the major pharmaceutical companies and to other companies that benefited from the growing demand for pharmaceuticals, such as drug distributors and drug-store chains. These companies performed very well for the fund. In addition, many health care and drugs stocks have benefited from investors' perception that these companies, especially those with limited dependency on overseas markets for product demand, will provide stable earnings and revenue growth during this period of global market volatility.
Q. WHY DO PHARMACEUTICAL COMPANIES CONTINUE TO PERFORM THE BEST WITHIN THE HEALTH CARE SECTOR?
A. Most importantly, all the key drivers for continued strong earnings and sales growth have remained in place: an aging population with increasing demand for pharmaceuticals, an increasing supply of innovative new drugs with superior efficacy and safety, and corporate earnings that have produced double-digit returns, which compare favorably to other health care companies.
Q. MOST OF THE FUND'S TOP HOLDINGS HAVE NOT CHANGED SINCE THE LAST REPORT. WHAT IS YOUR RATIONALE BEHIND THIS STRATEGY?
A. I didn't foresee any major changes in the market's outlook toward drug companies, and my outlook remained positive. As a result, I continued to take a long-term view on the pharmaceutical sector. Maintaining the fund's top holdings is not an unusual strategy for me. Whether I am looking at a drug company, medical device maker or biotechnology company, I focus on the long-term profitability outlook and the ability of the company to produce consistent results. In addition, some of these companies have very short product life cycles, and this can cause short-term volatility for these stocks. In this environment, it becomes even more important to closely research and determine which companies have the best technology and fundamental business outlook over the next two to three years.
Q. WHAT INDIVIDUAL HOLDINGS CONTRIBUTED TO FUND PERFORMANCE?
A. Warner-Lambert and Schering-Plough did very well and contributed significantly to the fund's strong performance. Warner-Lambert benefited from having the strongest earnings growth within the pharmaceutical sector. Strong sales of newly launched products, such as its cholesterol-lowering drug Lipitor and its diabetes drug Rezulin, resulted in upward revisions of Warner's earnings and ultimately pushed the stock price higher. Schering-Plough's stock also benefited from strong sales of its diverse product line and from its upward earnings revisions.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Chiron did not perform well. While the company's fundamental business outlook is strong and it has reported stable earnings and revenue growth, the stock price has declined along with the general market and the entire biotechnology sector. HMOs continued to detract from fund performance. Unfortunately, many HMOs struggled to find product and service strategies that will boost their growth and earnings. I continued to hold HMOs such as Foundation Health Systems, United HealthCare and Humana, which all seemed to be undervalued considering their fundamental business outlooks and improving commercial businesses. At the same time, these companies were hard-pressed to improve profitability in their core Medicare patient business, hurting stock performance for most of the sector.
Q. WHAT IS YOUR OUTLOOK FOR THE HEALTH CARE SECTOR, BESO?
A. Overall, I think the health care sector should continue to be strong. Favorable demographics, combined with strong demand for drugs, medical supplies and medical technology, should drive further innovation. Strong management teams and a favorable regulatory environment also should help to create an excellent opportunity for health care stocks to outperform the broader market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: JULY 14, 1981
FUND NUMBER: 063
TRADING SYMBOL: FSPHX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$2.1 BILLION
MANAGER: BESO SIKHARULIDZE, SINCE 1997;
MANAGER, FIDELITY ADVISOR HEALTH CARE FUND,
SINCE 1997; FIDELITY SELECT TRANSPORTATION
PORTFOLIO, 1993-1994; SECURITY ANALYST,
APPLIANCE, TRUCKING AND SHIPPING INDUSTRIES,
1992-1993; JOINED FIDELITY IN 1992

HEALTH CARE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 92.2%
 SHARES VALUE (NOTE 1)
AGRICULTURE - 0.4%
CROPS - 0.4%
Delta & Pine Land Co.   178,700 $ 7,672,931
Pioneer Hi-Bred International, Inc.   72,400  2,443,500
  10,116,431
CHEMICALS & PLASTICS - 1.7%
CHEMICALS - 1.7%
Monsanto Co.   675,900  36,963,281
COMPUTER SERVICES & SOFTWARE - 0.4%
CAD/CAM/CAE - 0.4%
Shared Medical Systems Corp.   175,000  9,340,625
DRUG STORES - 3.3%
CVS Corp.   540,000  19,642,500
Rite Aid Corp.   400,000  14,475,000
Walgreen Co.   1,000,000  38,500,000
  72,617,500
DRUGS & PHARMACEUTICALS - 56.3%
BIOTECHNOLOGY - 4.4%
Amgen, Inc. (a)  835,400  50,854,975
Biogen, Inc. (a)  237,500  10,984,375
Chiron Corp. (a)  321,800  4,625,875
Genentech, Inc. special (a)  397,400  26,228,400
Genzyme Corp. (a)  140,000  3,780,000
Medimmune, Inc. (a)  36,400  1,756,300
Xoma, Inc. (a)(c)  1,476  2,435
  98,232,360
COMMERCIAL LABORATORY RESEARCH - 0.4%
Quintiles Transnational Corp. (a)  264,700  9,463,025
DRUGS - 51.2%
Allergan, Inc.   200,000  9,450,000
ALZA Corp. Class A  268,700  9,673,200
American Home Products Corp.   4,128,800  206,956,100
Barr Laboratories, Inc. (a)  11,090  284,181
Bristol-Myers Squibb Co.   884,400  86,560,650
Elan Corp. PLC ADR (a)  297,020  17,449,925
Forest Laboratories, Inc. (a)  680,000  22,270,000
Lilly (Eli) & Co.   3,406,812  223,146,186
Merck & Co., Inc.   1,432,400  166,068,875
Schering-Plough Corp.   1,477,100  129,430,888
SmithKline Beecham PLC ADR  112,300  6,387,063
Takeda Chemical Industries Ltd.   448,000  11,256,034
Warner-Lambert Co.   3,664,200  239,089,050
Watson Pharmaceuticals, Inc. (a)  252,800  11,391,800
  1,139,413,952
PHARMACEUTICAL PREPARATIONS - 0.3%
Medicis Pharmaceutical Corp.
 Class A (a)  200,000  6,550,000
TOTAL DRUGS & PHARMACEUTICALS   1,253,659,337
ELECTRONIC INSTRUMENTS - 0.5%
LAB ANALYTICAL INSTRUMENTS - 0.5%
Waters Corp. (a)  213,200  11,486,150
MEDICAL EQUIPMENT & SUPPLIES - 22.8%
DENTAL EQUIPMENT - 0.5%
Sybron International Corp. (a)  564,600  10,268,663

 SHARES VALUE (NOTE 1)
DRUG DISTRIBUTORS - WHOLESALE - 3.7%
AmeriSource Health Corp. Class A (a)  133,500 $ 6,282,844
Cardinal Health, Inc.   395,270  34,586,125
McKesson Corp.   516,200  38,715,000
Zonagen, Inc. (a)  259,100  3,805,531
  83,389,500
MEDICAL SUPPLIES & APPLIANCES - 14.8%
Abbott Laboratories  2,679,800  103,172,300
Becton, Dickinson & Co.   1,181,200  39,348,725
Boston Scientific Corp. (a)  577,968  40,024,284
Johnson & Johnson  1,534,600  105,887,400
Sofamor/Danek Group, Inc. (a)  400,500  33,416,719
Steris Corp. (a)  280,400  6,694,550
  328,543,978
MEDICAL TECHNOLOGY - 3.2%
Medtronic, Inc.   1,182,400  60,745,800
St. Jude Medical, Inc. (a)  439,400  9,694,263
Stryker Corp.   36,400  1,169,350
  71,609,413
X-RAY ELECTRO-MEDICAL APPARATUS - 0.6%
Guidant Corp.   230,460  14,230,905
TOTAL MEDICAL EQUIPMENT & SUPPLIES   508,042,459
MEDICAL FACILITIES MANAGEMENT - 6.8%
HOSPITALS - 4.7%
Columbia/HCA Healthcare Corp.   937,800  21,159,113
HEALTHSOUTH Corp. (a)  1,046,300  19,814,306
Health Management Associates, Inc.
 Class A (a)  1,017,250  18,374,078
Tenet Healthcare Corp. (a)  1,292,200  33,354,913
Universal Health Services, Inc. Class B (a)  300,000  11,625,000
  104,327,410
HMO'S & OUTPATIENT CARE - 1.9%
Foundation Health Systems, Inc.
 Class A (a)  750,000  8,390,625
Humana, Inc. (a)  511,500  6,649,500
Trigon Healthcare, Inc. (a)  100,000  2,762,500
United HealthCare Corp.   500,000  18,062,500
Wellpoint Health Networks, Inc. (a)  114,500  6,111,438
  41,976,563
MEDICAL SERVICES - 0.1%
Lincare Holdings, Inc. (a)  90,300  3,064,556
SKILLED NURSING CARE FACILITIES - 0.1%
Beverly Enterprises, Inc.   376,100  2,961,788
TOTAL MEDICAL FACILITIES MANAGEMENT   152,330,317
TOTAL COMMON STOCKS
 (Cost $1,643,186,860) 2,054,556,100
CASH EQUIVALENTS - 7.8%
Taxable Central Cash Fund (b)
 (Cost $172,973,917)  172,973,917  172,973,917
TOTAL INVESTMENT IN SECURITIES - 100.0%
 (Cost $1,816,160,777) $2,227,530,017

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,435 or 0.0% of net assets.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $658,987,549 and $511,496,032, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $135,943 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $3,085,739 and $3,571,700, respectively (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,816,883,083. Net unrealized appreciation aggregated $410,646,934, of which $504,450,405 related to appreciated investment securities and $93,803,471 related to depreciated investment securities.

HEALTH CARE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 2,227,530,017
SECURITIES, AT
VALUE
(COST
$1,816,160,
777) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      951,031
INVESTMENTS
SOLD

RECEIVABLE FOR                      33,031,455
FUND SHARES
SOLD

DIVIDENDS                           2,787,083
RECEIVABLE

INTEREST                            469,980
RECEIVABLE

REDEMPTION FEES                     354,014
RECEIVABLE

OTHER                               185,106
RECEIVABLES

 TOTAL ASSETS                       2,265,308,686

LIABILITIES

PAYABLE FOR          $ 30,513,682
INVESTMENTS
PURCHASED

PAYABLE FOR           64,996,920
FUND SHARES
REDEEMED

ACCRUED               1,158,370
MANAGEMENT
FEE

OTHER PAYABLES        1,008,312
AND
ACCRUED
EXPENSES

COLLATERAL ON         3,571,700
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                  101,248,984

NET ASSETS                         $ 2,164,059,702

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 1,702,626,574

UNDISTRIBUTED                       2,047,054
NET INVESTMENT
INCOME

ACCUMULATED                         48,015,002
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      411,371,072
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 2,164,059,702
19,577,132
SHARES
OUTSTANDING

NET ASSET                           $110.54
VALUE AND
REDEMPTION
PRICE PER
SHARE
($2,164,059,
702 (DIVIDED BY)
19,577,132
SHARES)

MAXIMUM                             $113.96
OFFERING PRICE
PER SHARE
(100/97.00
OF $110.54)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 9,892,405
INCOME
DIVIDENDS

INTEREST                            4,246,560
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$166,770)

 TOTAL INCOME                       14,138,965

EXPENSES

MANAGEMENT          $ 6,736,046
FEE

TRANSFER AGENT       4,798,909
FEES

ACCOUNTING AND       412,122
SECURITY
LENDING FEES

NON-INTERESTED       5,442
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       44,066
AND EXPENSES

REGISTRATION FEES    14,307

AUDIT                35,790

LEGAL                6,344

REPORTS TO           192,719
SHAREHOLDERS

 TOTAL EXPENSES      12,245,745
BEFORE
REDUCTIONS

 EXPENSE             (153,880)      12,091,865
REDUCTIONS

NET INVESTMENT                      2,047,100
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          50,346,687
SECURITIES

 FOREIGN             (306,305)      50,040,382
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (63,178,400)
SECURITIES

 ASSETS AND          3,234          (63,175,166)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (13,134,784)

NET INCREASE                       $ (11,087,684)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 4,244,083
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 4,234,326
- RETAINED BY
FDC

 DEFERRED SALES                    $ 25,585
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 146,693
WITHHELD BY
FSC

 EXPENSE                           $ 144,790
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         3,141
CREDITS

  TRANSFER                          5,949
AGENT CREDITS

                                   $ 153,880

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 2,047,100       $ 4,973,301
NET
INVESTMENT
INCOME

 NET REALIZED       50,040,382        304,829,057
GAIN (LOSS)

 CHANGE IN NET      (63,175,166)      201,089,915
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (11,087,684)      510,892,273
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (1,644,584)       (3,399,542)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           (59,794,768)      (285,151,308)
REALIZED GAIN

 TOTAL              (61,439,352)      (288,550,850)
DISTRIBUTIONS

SHARE               783,487,521       1,156,162,920
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       60,165,171        281,663,060
OF
DISTRIBUTIONS

 COST OF SHARES     (832,066,595)     (810,127,873)
REDEEMED

 NET INCREASE       11,586,097        627,698,107
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         981,458           1,425,211
FEES

  TOTAL             (59,959,481)      851,464,741
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       2,224,019,183     1,372,554,442
PERIOD

 END OF PERIOD     $ 2,164,059,702   $ 2,224,019,183
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$2,047,05
4 AND
$2,734,33
0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               6,500,723         10,761,631

 ISSUED IN          512,787           2,916,990
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (6,972,307)       (7,540,216)

 NET INCREASE       41,203            6,138,405
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED                YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,               FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997         1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 113.84     $ 102.45      $ 100.47     $ 76.13       $ 63.31       $ 52.57
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     .11          .33           .52          .95           .75           .15
INVESTMENT
INCOME D

 NET                     (.10)        31.94         18.01        28.85         18.38         10.61
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              .01          32.27         18.53        29.80         19.13         10.76
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                (.09)        (.25)         (.65)        (.59)         (.62)         (.07)
INVESTMENT
INCOME

 FROM NET                (3.27)       (20.73)       (15.95)      (4.92)        (5.74)        -
REALIZED
GAIN

 TOTAL                   (3.36)       (20.98)       (16.60)      (5.51)        (6.36)        (.07)
DISTRIBUTIO
NS

REDEMPTION               .05          .10           .05          .05           .05           .05
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 110.54     $ 113.84      $ 102.45     $ 100.47      $ 76.13       $ 63.31
VALUE, END
OF PERIOD

TOTAL                    (0.12)%      36.47%        20.41%       39.68%        31.24%        20.57%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 2,164,060  $ 2,224,019   $ 1,372,554  $ 1,525,910   $ 943,141     $ 522,890
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.05% A      1.20%         1.33%        1.31%         1.39%         1.59%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.03% A, E   1.18% E       1.32% E      1.30% E       1.36% E       1.55% E
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             .18% A       .31%          .52%         1.06%         1.08%         .26%
INVESTMENT
INCOME TO
AVERAGE
NET ASSETS

PORTFOLIO                48% A        79%           59%          54%           151%          213%
TURNOVER
RATE

AVERAGE                 $ .0431      $ .0490       $ .0466
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING
THE PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


MEDICAL DELIVERY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED            PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998          MONTHS   YEAR     YEARS    YEARS

SELECT MEDICAL DELIVERY  -26.55%  -17.30%  107.47%  447.41%

SELECT MEDICAL DELIVERY  -28.82%  -19.85%  101.17%  430.92%
(LOAD ADJ.)

S&P 500                  -8.10%   8.10%    131.21%  382.74%

GS HEALTH CARE           -3.02%   20.24%   N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of 93 common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of stocks designed to measure the performance of companies in the health care sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED             PAST 1   PAST 5  PAST 10
AUGUST 31, 1998           YEAR     YEARS   YEARS

SELECT MEDICAL DELIVERY   -17.30%  15.72%  18.53%

SELECT MEDICAL DELIVERY   -19.85%  15.00%  18.17%
(LOAD ADJ.)

S&P 500                   8.10%    18.25%  17.05%

GS HEALTH CARE            20.24%   N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Medical Delivery            S&P 500
             00505                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10249.31                    10426.00
  1988/10/31      10517.27                    10715.84
  1988/11/30      10182.32                    10562.61
  1988/12/31      10517.27                    10747.45
  1989/01/31      11294.34                    11534.17
  1989/02/28      11709.67                    11246.96
  1989/03/31      12352.76                    11509.02
  1989/04/30      13196.82                    12106.34
  1989/05/31      13880.11                    12596.64
  1989/06/30      13718.75                    12524.84
  1989/07/31      15275.87                    13655.84
  1989/08/31      15987.31                    13923.49
  1989/09/30      16430.28                    13866.40
  1989/10/31      15879.92                    13544.70
  1989/11/30      16618.21                    13821.02
  1989/12/31      16619.18                    14152.72
  1990/01/31      14172.35                    13203.07
  1990/02/28      14529.75                    13373.39
  1990/03/31      15203.32                    13727.79
  1990/04/30      15354.52                    13384.59
  1990/05/31      17526.43                    14689.59
  1990/06/30      18364.95                    14589.70
  1990/07/31      18433.68                    14543.01
  1990/08/31      16962.83                    13228.33
  1990/09/30      15835.64                    12584.11
  1990/10/31      15643.20                    12529.99
  1990/11/30      17815.10                    13339.43
  1990/12/31      19321.77                    13711.60
  1991/01/31      22435.90                    14309.43
  1991/02/28      23823.11                    15332.55
  1991/03/31      27361.89                    15703.60
  1991/04/30      26540.89                    15741.29
  1991/05/31      28734.94                    16421.31
  1991/06/30      26314.17                    15669.22
  1991/07/31      28954.43                    16399.40
  1991/08/31      29293.68                    16788.07
  1991/09/30      29559.19                    16507.71
  1991/10/31      30208.19                    16728.91
  1991/11/30      29367.43                    16054.73
  1991/12/31      34358.95                    17891.40
  1992/01/31      34389.14                    17558.62
  1992/02/29      33060.68                    17786.88
  1992/03/31      30871.73                    17440.03
  1992/04/30      29648.94                    17952.77
  1992/05/31      29347.01                    18040.74
  1992/06/30      27801.67                    17771.93
  1992/07/31      29383.74                    18498.80
  1992/08/31      29350.78                    18119.58
  1992/09/30      25906.47                    18333.39
  1992/10/31      27191.91                    18397.56
  1992/11/30      29861.66                    19024.91
  1992/12/31      29828.70                    19258.92
  1993/01/31      28312.54                    19420.70
  1993/02/28      23830.00                    19684.82
  1993/03/31      24357.36                    20100.17
  1993/04/30      24060.72                    19613.74
  1993/05/31      24802.32                    20139.39
  1993/06/30      25049.52                    20197.79
  1993/07/31      25675.75                    20117.00
  1993/08/31      25593.35                    20879.44
  1993/09/30      27702.79                    20718.67
  1993/10/31      29004.70                    21147.54
  1993/11/30      29482.62                    20946.64
  1993/12/31      31476.69                    21200.10
  1994/01/31      33240.05                    21920.90
  1994/02/28      33421.33                    21326.84
  1994/03/31      31756.85                    20396.99
  1994/04/30      32778.61                    20658.07
  1994/05/31      33882.77                    20996.87
  1994/06/30      31789.81                    20482.44
  1994/07/31      33207.09                    21154.27
  1994/08/31      36569.00                    22021.59
  1994/09/30      37870.91                    21482.06
  1994/10/31      39106.91                    21965.41
  1994/11/30      37425.95                    21165.43
  1994/12/31      37721.70                    21479.31
  1995/01/31      39377.52                    22036.27
  1995/02/28      39981.20                    22895.02
  1995/03/31      42516.68                    23570.66
  1995/04/30      41134.88                    24264.81
  1995/05/31      39785.63                    25234.68
  1995/06/30      40425.66                    25820.88
  1995/07/31      44508.01                    26677.10
  1995/08/31      44715.59                    26744.06
  1995/09/30      45649.68                    27872.66
  1995/10/31      44871.27                    27773.15
  1995/11/30      48624.96                    28992.39
  1995/12/31      49861.60                    29550.79
  1996/01/31      52543.33                    30556.70
  1996/02/29      53634.51                    30839.96
  1996/03/31      54152.36                    31136.95
  1996/04/30      54768.95                    31595.90
  1996/05/31      54653.29                    32410.76
  1996/06/30      53361.66                    32534.25
  1996/07/31      47578.24                    31096.88
  1996/08/31      51973.64                    31752.72
  1996/09/30      55694.30                    33539.76
  1996/10/31      51491.68                    34464.79
  1996/11/30      54402.67                    37069.98
  1996/12/31      55348.74                    36335.62
  1997/01/31      57967.44                    38605.87
  1997/02/28      59266.31                    38908.54
  1997/03/31      55516.34                    37309.79
  1997/04/30      56782.00                    39537.19
  1997/05/31      62047.15                    41944.21
  1997/06/30      62478.35                    43823.31
  1997/07/31      66495.30                    47310.33
  1997/08/31      64203.15                    44660.01
  1997/09/30      66109.50                    47106.04
  1997/10/31      63930.81                    45532.69
  1997/11/30      65451.35                    47640.40
  1997/12/31      66495.08                    48458.39
  1998/01/31      64555.11                    48994.34
  1998/02/28      72289.47                    52527.81
  1998/03/31      75199.43                    55217.76
  1998/04/30      77069.62                    55773.25
  1998/05/31      73435.27                    54814.51
  1998/06/30      74397.31                    57041.07
  1998/07/31      68651.82                    56433.58
  1998/08/31      53092.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980909 100253 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Medical Delivery Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $53,092 - a 430.92% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                            % OF FUND'S
                                            INVESTMENTS

HEALTH MANAGEMENT ASSOCIATES, INC. CLASS A  9.6

LINCARE HOLDINGS, INC.                      8.3

HEALTHSOUTH CORP.                           7.7

TENET HEALTHCARE CORP.                      7.5

UNITED HEALTHCARE CORP.                     5.1

COLUMBIA/HCA HEALTHCARE CORP.               5.0

WELLPOINT HEALTH NETWORKS, INC.             4.8

UNIVERSAL HEALTH SERVICES, INC. CLASS B     3.9

QUORUM HEALTH GROUP, INC.                   3.8

PACIFICARE HEALTH SYSTEMS, INC. CLASS B     3.4

TOP INDUSTRIES AS OF AUGUST 31, 1998
HOSPITALS 38.0%
HMOS & OUTPATIENT CARE 21.6%
MEDICAL SERVICES 9.4%
DRUGS 4.8%
NURSING CARE &
NURSING HOMES 4.0%
ALL OTHERS 22.2%
ROW: 1, COL: 1, VALUE: 22.2
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 4.8
ROW: 1, COL: 4, VALUE: 9.4
ROW: 1, COL: 5, VALUE: 21.6
ROW: 1, COL: 6, VALUE: 38.0
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

MEDICAL DELIVERY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Porter)

John Porter,
Portfolio Manager
of Fidelity Select
Medical Delivery Portfolio
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six-month period ending August 31, 1998, the fund returned -26.55%, while the Standard & Poor's 500 Index returned -8.10%. For the 12-month period that ended August 31, 1998, the fund returned -17.30%. During the same period, the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Health Care Index - an index of 93 stocks designed to measure the performance of companies in the health care sector - which returned -3.02% and 20.24% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE GOLDMAN SACHS INDEX?
A. The fund underperformed the index during the past year because the fund's primary investment focus is on hospitals and managed-care companies or HMOs. The HMO and hospital sectors were characterized by a poor fundamental business outlook and the stocks performed very poorly as a result. On the other hand, the Goldman Sachs Health Care Index is dominated by the large-cap pharmaceutical stocks that experienced solid investor support due to strong product demand and growth prospects.
Q. WHY HAS THE MEDICAL DELIVERY SECTOR PERFORMED WORSE THAN OTHER SECTORS WITHIN THE HEALTH CARE INDUSTRY?
A. Hospitals and HMOs both produced weak results. On the hospital side, there were two bellwether stocks and fund holdings that detracted from performance, Columbia/HCA Healthcare and Tenet Healthcare. Columbia/HCA stock suffered due to concerns over an on-going government investigation into its billing practices and other aspects of its business dealings. More importantly, the business trends for Columbia were disappointing; volume trends were below expectations and expenses ran higher than projected. Tenet Healthcare's earnings came in slightly below expectations causing its stock, and hospital stocks in general, to decline even further.
Q. AND ON THE HMO SIDE?
A. On the HMO side, performance was even more disappointing. Stocks for the entire industry declined approximately 35% to 40% during the past year. Bellwether HMO stock and fund holding United HealthCare reported earnings that were significantly below expectations, casting a black cloud over the entire group.
Q. WHICH STOCKS PERFORMED WELL DURING THE PERIOD?
A. Lincare and Health Management Associates (HMA) were solid performers. I felt HMA was one of the best-run hospital companies in the business, with a lot of its growth coming from acquisitions of rural and non-urban hospitals. Typically, these hospitals don't have all the specialized services that people may need in these areas. Once HMA acquires these hospitals, they add new and specialized services, stopping the migration of patients to larger urban hospitals. Lincare is a respiratory care company with a strong management team that delivered a consistent growth strategy, expanded its market share through acquisitions and managed its internal cost structure.
Q. WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO TO MINIMIZE RISKS OR IMPROVE THE PERFORMANCE OF THE FUND?
A. Since taking over the fund in January, 1998, I've tried to upgrade the quality of the portfolio wherever possible. I've also tried to take advantage of weakness in many parts of the sector. I've done so by increasing the fund's holdings in companies where I felt stock prices were beaten down to the point where they did not accurately reflect a company's business and growth prospects.
Q. WHAT IS YOUR OUTLOOK, JOHN?
A. In terms of the HMOs, there are still two negative trends. First, pharmaceutical costs have been much higher than expected and HMOs have been unable to pass along these costs to patients. The second factor is Medicare. The government has set very modest pricing growth at approximately 2% per year, but cost trends are running closer to 5% to 6% for Medicare HMOs. I believe the outlook for hospital stocks is brighter. We should start to see investor sentiment improve as Columbia/HCA's government investigation problems are resolved and as investors begin to take notice of many hospitals' improved earnings outlooks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: JUNE 30, 1986
FUND NUMBER: 505
TRADING SYMBOL: FSHCX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$134 MILLION
MANAGER: JOHN PORTER, SINCE JANUARY 1998;
MANAGER, FIDELITY SELECT SOFTWARE AND COMPUTER
SERVICES PORTFOLIO, SINCE 1997; FIDELITY SELECT
MULTIMEDIA PORTFOLIO, 1996-1997; JOINED
FIDELITY IN 1995

MEDICAL DELIVERY PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.0%
 SHARES VALUE (NOTE 1)
COMPUTER SERVICES & SOFTWARE - 3.6%
COMPUTER SERVICES - 2.0%
HBO & Co.   131,200 $ 2,788,000
CAD/CAM/CAE - 1.6%
Shared Medical Systems Corp.   39,700  2,118,988
TOTAL COMPUTER SERVICES & SOFTWARE   4,906,988
DRUGS & PHARMACEUTICALS - 4.8%
DRUGS - 4.8%
Bristol-Myers Squibb Co.   6,800  665,550
Lilly (Eli) & Co.  35,000  2,292,500
Merck & Co., Inc.   7,300  846,344
Schering-Plough Corp.   5,000  438,125
Warner-Lambert Co.   35,000  2,283,750
  6,526,269
INSURANCE - 1.8%
ACCIDENT & HEALTH INSURANCE - 0.3%
Aetna, Inc.   6,400  385,200
INSURANCE BROKERS & SERVICES - 0.8%
First Health Group Corp. (a)  56,600  1,142,613
LIFE INSURANCE - 0.2%
United Wisconsin Services, Inc.   13,100  196,500
MULTI-LINE INSURANCE - 0.5%
CIGNA Corp.   11,700  680,794
TOTAL INSURANCE   2,405,107
MEDICAL EQUIPMENT & SUPPLIES - 4.0%
DRUG DISTRIBUTORS - WHOLESALE - 0.9%
Cardinal Health, Inc.   14,100  1,233,750
MEDICAL SUPPLIES & APPLIANCES - 2.0%
Abbott Laboratories  20,800  800,800
Baxter International, Inc.   9,400  500,550
Boston Scientific Corp. (a)  10,000  692,500
Johnson & Johnson  10,000  690,000
  2,683,850
MEDICAL TECHNOLOGY - 0.7%
Medtronic, Inc.   13,500  693,563
St. Jude Medical, Inc. (a)  12,350  272,472
  966,035
OPHTHALMIC GOODS - 0.2%
Cooper Companies, Inc. (a)  14,200  284,888
X-RAY ELECTRO-MEDICAL APPARATUS - 0.2%
Guidant Corp.   5,500  339,625
TOTAL MEDICAL EQUIPMENT & SUPPLIES   5,508,148
MEDICAL FACILITIES MANAGEMENT - 78.4%
HOME HEALTH CARE AGENCIES - 0.4%
Alternative Living Services, Inc. (a)  30,000  532,500
Coram Healthcare Corp.
 warrants 7/11/99  9,740  0
  532,500
HOSPITALS - 38.0%
Columbia/HCA Healthcare Corp.   299,223  6,751,219
Health Management Associates, Inc.
 Class A (a)  726,717  13,126,318
HEALTHSOUTH Corp. (a)  552,800  10,468,650
Magellan Health Services, Inc. (a)  44,800  467,600

 SHARES VALUE (NOTE 1)
Quorum Health Group, Inc. (a)  275,100 $ 5,226,900
Tenet Healthcare Corp. (a)  398,200  10,278,538
Universal Health Services, Inc. Class B (a)  138,500  5,366,875
  51,686,100
HMOS & OUTPATIENT CARE - 21.6%
Foundation Health Systems, Inc.
 Class A (a)  409,870  4,585,421
Humana, Inc. (a)  268,400  3,489,200
Maxicare Health Plans, Inc. (a)  14,800  51,338
Mid-Atlantic Medical Services,Inc. (a)  42,900  238,631
Oxford Health Plans, Inc. (a)  28,100  172,113
PacifiCare Health Systems, Inc.
 Class A (a)  5,900  356,950
PacifiCare Health Systems, Inc.
 Class B (a)  73,100  4,605,300
Sierra Health Services, Inc. (a)  85,700  1,371,200
Trigon Healthcare, Inc. (a)  38,400  1,060,800
United HealthCare Corp. (a)  193,900  7,004,638
Wellpoint Health Networks, Inc. (a)  122,300  6,527,763
  29,463,354
MEDICAL SERVICES - 9.4%
Carematrix Corp. (a)  49,300  850,425
Lincare Holdings, Inc. (a)  335,000  11,369,063
Physician Reliance Network, Inc. (a)  64,400  511,175
  12,730,663
MISCELLANEOUS HEALTH & ALLIED SERVICES, NEC - 2.8%
Renal Care Group, Inc. (a)  81,150  1,638,216
Total Renal Care Holdings, Inc. (a)  117,966  2,241,354
  3,879,570
NURSING CARE & NURSING HOMES - 4.0%
Genesis Health Ventures, Inc. (a)  38,100  452,438
Health Care & Retirement Corp. (a)  85,000  2,167,500
Integrated Health Services, Inc.   85,100  1,648,813
Manor Care, Inc.   50,000  1,200,000
  5,468,751
NURSING, PERSONAL CARE FACILITIES - 0.6%
NovaCare, Inc. (a)  106,700  780,244
OFFICES OF MEDICAL DOCTORS - 0.1%
Coventry Health Care, Inc. (a)  20,600  92,700
SKILLED NURSING CARE FACILITIES - 0.2%
Mariner Post-Acute Network, Inc. (a)  43,800  312,075
SPECIALTY HOSPITAL EXCEPT PSYCHIATRIC - 0.5%
Pediatrix Medical Group (a)  17,800  693,088
SPECIALTY OUTPATIENT CLINICS - 0.8%
Phycor, Inc. (a)  87,900  609,806
Sun Healthcare Group (a)  55,200  483,000
  1,092,806
TOTAL MEDICAL FACILITIES MANAGEMENT   106,731,851
SERVICES - 0.4%
MANAGEMENT SERVICES - 0.1%
Medpartners, Inc. (a)  76,100  190,250
SOCIAL SERVICES - 0.3%
Balanced Care Corp.   75,000  398,438
TOTAL SERVICES   588,688
TOTAL COMMON STOCKS
 (Cost $154,477,077)   126,667,051
CASH EQUIVALENTS - 7.0%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $9,514,776)  9,514,776 $ 9,514,776
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $163,991,853)  $ 136,181,827

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $76,053,544 and $38,292,398, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $17,906 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $323,050 and $364,000, respectively (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1988, the aggregate cost of investment securities for income tax purposes was $164,290,423. Net unrealized depreciation aggregated $28,108,596, of which $10,562,465 related to appreciated investment securities and $38,671,061 related to depreciated investment securities.

MEDICAL DELIVERY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 136,181,827
SECURITIES, AT
VALUE
(COST
$163,991,85
3) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     302,239
FUND SHARES
SOLD

DIVIDENDS                          21,153
RECEIVABLE

INTEREST                           80,381
RECEIVABLE

REDEMPTION FEES                    916
RECEIVABLE

OTHER                              130,330
RECEIVABLES

 TOTAL ASSETS                      136,716,846

LIABILITIES

PAYABLE FOR          $ 1,917,156
FUND SHARES
REDEEMED

ACCRUED               80,559
MANAGEMENT
FEE

OTHER PAYABLES        140,932
AND
ACCRUED
EXPENSES

COLLATERAL ON         364,000
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                 2,502,647

NET ASSETS                        $ 134,214,199

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 162,936,029

UNDISTRIBUTED                      122,243
NET INVESTMENT
INCOME

ACCUMULATED                        (1,034,047)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     (27,810,026)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 134,214,199
6,753,625
SHARES
OUTSTANDING

NET ASSET                          $19.87
VALUE AND
REDEMPTION
PRICE PER
SHARE
($134,214,1
99 (DIVIDED BY)
6,753,625
SHARES)

MAXIMUM                            $20.48
OFFERING PRICE
PER SHARE
(100/97.00
OF $19.87)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                      $ 91,357
INCOME
DIVIDENDS

 SPECIAL                         748,113
DIVIDEND FROM
VENTAS, INC.

INTEREST                         498,585
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$25,031)

 TOTAL INCOME                    1,338,055

EXPENSES

MANAGEMENT          $ 517,151
FEE

TRANSFER AGENT       534,064
FEES

ACCOUNTING AND       90,606
SECURITY
LENDING FEES

NON-INTERESTED       485
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       5,882
AND EXPENSES

REGISTRATION FEES    45,607

AUDIT                11,895

LEGAL                818

REPORTS TO           24,113
SHAREHOLDERS

 TOTAL EXPENSES      1,230,621
BEFORE
REDUCTIONS

 EXPENSE             (14,809)    1,215,812
REDUCTIONS

NET INVESTMENT                   122,243
INCOME

REALIZED AND                     (209,696)
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS)
ON INVESTMENT
SECURITIES

CHANGE IN NET                    (51,757,242)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                  (51,966,938)

NET INCREASE                    $ (51,844,695)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                           $ 213,942
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                  $ 213,879
- RETAINED BY
FDC

 DEFERRED SALES                 $ 2,287
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                  $ 23,558
WITHHELD BY
FSC

 EXPENSE                        $ 12,760
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                      529
CREDITS

  TRANSFER                       1,520
AGENT CREDITS

                                $ 14,809

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 122,243         $ (1,403,143)
NET INVESTMENT
INCOME (LOSS)

 NET REALIZED       (209,696)         30,147,880
GAIN (LOSS)

 CHANGE IN NET      (51,757,242)      (1,649,494)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (51,844,695)      27,095,243
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (7,388,637)       (27,697,433)
SHAREHOLDERS
FROM NET
REALIZED GAIN

 IN EXCESS OF       (824,351)         -
NET REALIZED
GAIN

 TOTAL              (8,212,988)       (27,697,433)
DISTRIBUTIONS

SHARE               126,829,619       114,716,005
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       8,097,680         27,235,291
OF DISTRIBUTIONS

 COST OF SHARES     (96,315,410)      (178,502,092)
REDEEMED

 NET INCREASE       38,611,889        (36,550,796)
(DECREASE)
IN NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         117,550           310,663
FEES

  TOTAL             (21,328,244)      (36,842,323)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       155,542,443       192,384,766
PERIOD

 END OF PERIOD     $ 134,214,199     $ 155,542,443
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$122,243
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               4,495,058         4,089,783

 ISSUED IN          283,433           1,085,517
REINVESTMENT
OF DISTRIBUTIONS

 REDEEMED           (3,517,500)       (6,483,186)

 NET INCREASE       1,260,991         (1,307,886)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 28.32      $ 28.29       $ 29.00    $ 23.18       $ 20.28       $ 14.46
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     .02 E        (.24)         (.23)      (.03)         .06           (.10)
INVESTMENT
INCOME
(LOSS) D

 NET                     (7.15)       5.45          2.92       7.72          3.74          5.84
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (7.13)       5.21          2.69       7.69          3.80          5.74
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                -            -             -          -             (.06)         -
INVESTMENT
INCOME

 FROM NET                (1.21)       (5.23)        (3.45)     (1.91)        (.89)         -
REALIZED
GAIN

 IN EXCESS               (.13)        -             -          -             -             -
OF NET
REALIZED
GAIN

 TOTAL                   (1.34)       (5.23)        (3.45)     (1.91)        (.95)         -
DISTRIBUTIO
NS

REDEMPTION               .02          .05           .05        .04           .05           .08
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 19.87      $ 28.32       $ 28.29    $ 29.00       $ 23.18       $ 20.28
VALUE, END
OF PERIOD

TOTAL                    (26.55)%     21.97%        10.50%     34.15%        19.63%        40.25%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 134,214    $ 155,542     $ 192,385  $ 295,489     $ 299,570     $ 188,553
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.37% A      1.57%         1.57%      1.65%         1.48%         1.82%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.35% A, F   1.53% F       1.53% F    1.62% F       1.45% F       1.79% F
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             .14% A       (.88)%        (.84)%     (.13)%        .29%          (.57)%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                48% A        109%          78%        132%          123%          164%
TURNOVER
RATE

AVERAGE                 $ .0452      $ .0422       $ .0434
COMMISSIO
N RATE G

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E INVESTME
NT INCOME (LOSS) PER
SHARE REFLECTS A
SPECIAL DIVIDEND FROM
VENTAS, INC., WHICH
AMOUNTED TO $.02
PER SHARE. F FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the life of fund returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIOD ENDED                                    LIFE OF
AUGUST 31, 1998                                 FUND

SELECT MEDICAL EQUIPMENT AND SYSTEMS            -5.30%

SELECT MEDICAL EQUIPMENT AND SYSTEMS            -8.21%
(LOAD ADJ.)

S&P 500                                         -11.31%

GS HEALTH CARE                                  -6.60%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case the period since the fund started on April 28, 1998. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Health Care Index - a market capitalization-weighted index of 93 stocks designed to measure the performance of companies in the health care sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                     % OF FUND'S
                                     INVESTMENTS

BOSTON SCIENTIFIC CORP.              7.6

GUIDANT CORP.                        6.8

MEDTRONIC, INC.                      6.7

JOHNSON & JOHNSON                    6.5

ABBOTT LABORATORIES                  6.1

BECTON, DICKINSON & CO.              5.9

SOFAMOR/DANEK GROUP, INC.            5.2

BIOMET, INC.                         4.0

STRYKER CORP.                        3.9

ARTERIAL VASCULAR ENGINEERING, INC.  3.5

TOP INDUSTRIES AS OF AUGUST 31, 1998
MEDICAL SUPPLIES & APPLIANCES 42.2%
MEDICAL TECHNOLOGY 25.7%
X-RAY ELECTRO-MEDICAL
APPARATUS 6.8%
DRUGS 4.4%
OPHTHALMIC GOODS 3.5%
ALL OTHERS 17.4%
ROW: 1, COL: 1, VALUE: 17.5
ROW: 1, COL: 2, VALUE: 3.5
ROW: 1, COL: 3, VALUE: 4.3
ROW: 1, COL: 4, VALUE: 6.8
ROW: 1, COL: 5, VALUE: 25.7
ROW: 1, COL: 6, VALUE: 42.2
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Kerry Nelson)

Kerry Nelson,
Portfolio Manager
of Fidelity Select
Medical Equipment
and Systems Portfolio
Q. HOW DID THE FUND PERFORM, KERRY?
A. Since its inception on April 28, 1998, the fund returned -5.30%, compared with a return of -11.31% for the Standard & Poor's 500 Index. Beginning with this report, the fund also compares itself to the Goldman Sachs Health Care Index - an index of 93 stocks designed to measure the performance of companies in the health care sector - which returned -6.60% from April 28, 1998, to August 31, 1998.
Q. WHY WAS THE FUND ABLE TO OUTPERFORM THOSE INDEXES DURING THIS DIFFICULT PERIOD FOR THE STOCK MARKET?
A. There were a couple of reasons. Medical device stocks, like health care stocks in general, tend to be more defensive in nature - that is, they are less sensitive to economic cycles than many other industries. People get sick whether the economy is up or down. Also, these stocks have relatively low exposure to Asia and emerging markets, two areas which experienced severe economic downturns in the period and were significant factors in the U.S. market drop. However, in general, medical device stocks do have significant exposure to Europe. For example, the medical stocks I invest in, on average, derive 40% of their sales from outside the United States, principally Europe. Europe is indirectly affected by the economic slowdown in some of the emerging markets. So while these stocks were protected from the primary pressures on the market, they were not protected from the secondary pressures, which is why many of them did decline, even if not as much as the broader market.
Q. WHAT WAS YOUR STRATEGY GIVEN THESE UNFAVORABLE MARKET CONDITIONS?
A. I focused on companies with high earnings visibility and pared back on companies that are heavily dependent upon developing new technologies. I also increased my exposure to large-cap stocks within the sector. I thought many were fairly valued before, but as the market declined, they got cheaper and I bought more of them. I also took advantage of indiscriminate selling in companies such as Guidant and Sofamor Danek.
Q. WHAT COMPANIES HELPED PERFORMANCE?
A. Arterial Vascular Engineering was one of the better performers. The stock rebounded dramatically after it announced excellent second quarter results as well as the acquisition of Bard's cardiovascular division, which helped broaden its product offering. Becton Dickinson also performed well, reflecting the company's faster growth prospects following acquisitions and a tighter focus on expense control.
Q. WHAT DISAPPOINTMENTS DID YOU HAVE?
A. The disappointments were in small positions in small-cap stocks, which underperformed the market in general. However, for many of them, the fundamental outlook for earnings growth did not change. The market perceived them to have less visible growth prospects than their larger brethren. Among the larger companies, Stryker Corp. was a disappointment. It acquired a company called Howmedica, which will dilute Stryker's earnings next year. The stock fell as a result.
Q. WHAT DO YOU LOOK FOR IN A STOCK?
A. I look for companies that have strong growth opportunities, either because the markets they operate in are growing quickly or because they have competitive advantages which will enable them to grow faster than their competitors. These could be superior products, patent positions or better distribution capabilities. I like to see high market share in fast-growing industries. I try to sell a stock when the market has already discounted most of the positive future events that I can think of, or when there is a greater risk of an earnings slowdown that does not appear to be reflected in the stock price already. I will also sell when I see a deterioration in the quality of earnings - for example, if a company is making money by selling off its assets, extending its payment terms or cutting its research and development budget - thereby stifling future growth prospects.
Q. WHAT IS YOUR OUTLOOK FOR THE NEXT SIX MONTHS, KERRY?
A. The medical device industry should remain an attractive area to invest in. The regulatory environment in the U.S. continues to improve. Government reimbursement rates are benign domestically, although they pose a greater risk internationally. Currency comparisons become easier based on today's exchange rates. This will help companies with heavy European exposure because their foreign sales will be translated into dollars at more favorable rates. New product cycles should be an important growth driver for some of the larger companies, but they are also likely to result in greater volatility.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: APRIL 28, 1998
FUND NUMBER: 354
TRADING SYMBOL: FSMEX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$14 MILLION
MANAGER: KERRY NELSON, SINCE INCEPTION; ANALYST,
MEDICAL DEVICES AND AUTOMOTIVE INDUSTRIES; JOINED
FIDELITY IN 1995

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 87.9%
 SHARES VALUE (NOTE 1)
DRUGS & PHARMACEUTICALS - 4.4%
DRUGS - 4.4%
Allergan, Inc.   5,850  276,413
Lilly (Eli) & Co.   2,800  183,400
Merck & Co., Inc.   600 $ 69,558
Warner-Lambert Co.   1,600  104,400
  633,771
ELECTRONIC INSTRUMENTS - 2.3%
LAB ANALYTICAL INSTRUMENTS - 1.5%
Thermo Optek Corp.   2,680  21,440
Waters Corp. (a)  3,560  191,795
  213,235
MEASURING INSTRUMENTS - 0.8%
Perkin-Elmer Corp.   2,140  123,853
TOTAL ELECTRONIC INSTRUMENTS   337,088
HOUSEHOLD PRODUCTS - 1.2%
FABRICATED RUBBER PRODUCTS - 1.2%
Safeskin Corp. (a)  5,290  178,538
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
MISCELLANEOUS INDUSTRIAL, COMMERCIAL, MACHINERY & EQUIPMENT - 0.7%
Mettler-Toledo International, Inc.   5,610  94,669
MEDICAL EQUIPMENT & SUPPLIES - 79.2%
DENTAL EQUIPMENT - 0.1%
Sybron International Corp.   1,060  19,279
MEDICAL, DENTAL, HOSPITAL EQUIPMENT - WHOLESALE - 0.9%
ESC Medical Systems Ltd. (a)  6,690  125,019
MEDICAL SUPPLIES & APPLIANCES - 42.2%
Abbott Laboratories  23,120  890,120
Bard (C.R.), Inc.   8,730  285,908
Baxter International, Inc.   8,860  471,795
Becton, Dickinson & Co.   25,760  858,130
Boston Scientific Corp. (a)  16,110  1,115,618
Depuy, Inc.   7,760  266,750
Hillenbrand Industries, Inc.   3,070  164,437
Johnson & Johnson  13,850  955,650
Orthofix International NV (a)  4,670  56,040
Sofamor/Danek Group, Inc. (a)  9,170  765,122
Steris Corp. (a)  13,120  313,240
Thermo Cardiosystems, Inc. (a)  1,110  16,650
  6,159,460
MEDICAL TECHNOLOGY - 25.7%
Arterial Vascular Engineering, Inc. (a)  14,540  508,900
Ballard Medical Products  7,100  131,794
Biomet, Inc.   21,610  580,769
InControl, Inc. (a)  57,000  327,750
Medtronic, Inc.   18,920  972,015
Mentor Corp.   3,120  45,630
Pall Corp.   2,900  59,450
St. Jude Medical, Inc. (a)  10,700  236,069
Stryker Corp.   17,540  563,473
Thoratec Laboratories Corp. (a)  2,150  15,856
U.S. Surgical Corp.   7,870  314,308
  3,756,014
OPHTHALMIC GOODS - 3.5%
Bausch & Lomb, Inc.   8,880  375,735
Cooper Companies, Inc. (a)  1,310  26,282
Wesley Jessen Visioncare, Inc. (a)  6,600  112,200
  514,217

 SHARES VALUE (NOTE 1)
X-RAY ELECTRO-MEDICAL APPARATUS - 6.8%
Guidant Corp.   15,960 $ 985,530
TOTAL MEDICAL EQUIPMENT & SUPPLIES   11,559,519
MEDICAL FACILITIES MANAGEMENT - 0.1%
MEDICAL LABORATORIES - 0.1%
Cambridge Heart, Inc. (a)  2,800  15,750
TOTAL COMMON STOCKS
 (Cost $14,046,339)   12,819,335
CASH EQUIVALENTS - 12.1%
Taxable Central Cash Fund (b)
 (Cost $1,771,399)  1,771,399 $ 1,771,399
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $15,817,738)  $ 14,590,734

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $16,732,720 and $2,551,652, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $498 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $15,817,738. Net unrealized depreciation aggregated $1,227,004, of which $275,601 related to appreciated investment securities and $1,502,605 related to depreciated investment securities.

MEDICAL EQUIPMENT AND SYSTEMS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                   $ 14,590,734
SECURITIES, AT
VALUE
(COST
$15,817,738
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                   458,863
FUND SHARES
SOLD

DIVIDENDS                        7,988
RECEIVABLE

INTEREST                         3,460
RECEIVABLE

REDEMPTION FEES                  382
RECEIVABLE

PREPAID                          19,219
EXPENSES

 TOTAL ASSETS                    15,080,646

LIABILITIES

PAYABLE FOR          $ 604,610
INVESTMENTS
PURCHASED

PAYABLE FOR           359,700
FUND SHARES
REDEEMED

ACCRUED               9,058
MANAGEMENT
FEE

OTHER PAYABLES        39,496
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES               1,012,864

NET ASSETS                      $ 14,067,782

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                 $ 15,482,896

ACCUMULATED                      (53,381)
NET INVESTMENT
LOSS

ACCUMULATED                      (134,729)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                   (1,227,004)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                 $ 14,067,782
1,486,048
SHARES
OUTSTANDING

NET ASSET                        $9.47
VALUE AND
REDEMPTION
PRICE PER
SHARE
($14,067,78
2 (DIVIDED BY)
1,486,048
SHARES)

MAXIMUM                          $9.76
OFFERING PRICE
PER SHARE
(100/97.00
OF $9.47)

STATEMENT OF OPERATIONS
 APRIL 28, 1998
(COMMENCEMENT
OF OPERATIONS) TO
 AUGUST 31,
1998
(UNAUDITED)

INVESTMENT                     $ 24,083
INCOME
DIVIDENDS

INTEREST                        25,980

 TOTAL INCOME                   50,063

EXPENSES

MANAGEMENT          $ 23,823
FEE

TRANSFER AGENT       29,666
FEES

ACCOUNTING FEES      20,588
AND EXPENSES

NON-INTERESTED       9
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       21,730
AND EXPENSES

REGISTRATION FEES    19,471

AUDIT                8,272

MISCELLANEOUS        250

 TOTAL EXPENSES      123,809
BEFORE
REDUCTIONS

 EXPENSE             (20,365)   103,444
REDUCTIONS

NET INVESTMENT                  (53,381)
INCOME (LOSS)

REALIZED AND                    (134,729)
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON
INVESTMENT
SECURITIES

CHANGE IN NET                   (1,227,004)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                 (1,361,733)

NET INCREASE                   $ (1,415,114)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                          $ 130,180
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                 $ 130,180
- RETAINED BY
FDC

 DEFERRED SALES                $ 0
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                 $ 2,078
WITHHELD BY
FSC

 EXPENSE                       $ 65
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                     13
CREDITS

  FMR                           20,287
REIMBURSEMEN
T

                               $ 20,365

STATEMENT OF CHANGES IN NET ASSETS
INCREASE          APRIL 28, 1998
(DECREASE) IN     (COMMENCEMENT
NET ASSETS        OF OPERATIONS) TO
                  AUGUST 31, 1998
                  (UNAUDITED)

OPERATIONS        $ (53,381)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED      (134,729)
GAIN (LOSS)

 CHANGE IN NET     (1,227,004)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE      (1,415,114)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

SHARE              21,922,251
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 COST OF SHARES    (6,457,768)
REDEEMED

 NET INCREASE      15,464,483
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION        18,413
FEES

  TOTAL            14,067,782
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF      -
PERIOD

 END OF PERIOD    $ 14,067,782
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$53,381)

OTHER
INFORMATION
SHARES

 SOLD              2,094,024

 REDEEMED          (607,976)

 NET INCREASE      1,486,048
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                               APRIL 28, 1998
                               (COMMENCEMENT
                               OF OPERATIONS) TO
                               AUGUST 31, 1998

SELECTED                       (UNAUDITED)
PER-SHARE
DATA

NET ASSET VALUE,               $ 10.00
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 NET                            (.05)
INVESTMENT
INCOME (LOSS) D

 NET REALIZED                   (.50)
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM                     (.55)
INVESTMENT
OPERATIONS

REDEMPTION                      .02
FEES ADDED TO
PAID IN
CAPITAL

NET ASSET VALUE,               $ 9.47
END OF PERIOD

TOTAL RETURN B, C               (5.30)%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END                $ 14,068
OF PERIOD
(000 OMITTED)

RATIO OF                        2.50% A, E
EXPENSES TO
AVERAGE NET
ASSETS

RATIO OF NET                    (1.29)% A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

PORTFOLIO                       72% A
TURNOVER RATE

AVERAGE                        $ .0165
COMMISSION
RATE  F

A ANNUALIZED B THE
TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE PERIOD
SHOWN (SEE NOTE 8 OF
NOTES TO FINANCIAL
STATEMENTS). C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS LESS THAN ONE
YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE
FUND'S EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 8
OF NOTES TO FINANCIAL
STATEMENTS). F FOR FISCAL
YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE
ITS AVERAGE COMMISSION
RATE PER SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY
FROM PERIOD TO PERIOD AND
FUND TO FUND DEPENDING ON
THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE STRUCTURES
MAY DIFFER.

ENERGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED         PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998       MONTHS   YEAR     YEARS    YEARS

SELECT ENERGY         -23.54%  -24.16%  22.74%   122.98%

SELECT ENERGY         -25.91%  -26.51%  18.99%   116.21%
(LOAD ADJ.)

S&P 500               -8.10%   8.10%    131.21%  382.74%

GS Natural Resources  -24.09%  -26.69%  n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED         PAST 1   PAST 5  PAST 10
AUGUST 31, 1998       YEAR     YEARS   YEARS

SELECT ENERGY         -24.16%  4.18%   8.35%

SELECT ENERGY         -26.51%  3.54%   8.02%
(LOAD ADJ.)

S&P 500               8.10%    18.25%  17.05%

GS Natural Resources  -26.69%  n/a     n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Energy                      S&P 500
             00060                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9590.48                    10426.00
  1988/10/31       9676.53                    10715.84
  1988/11/30       9700.00                    10562.61
  1988/12/31       9985.70                    10747.45
  1989/01/31      10740.25                    11534.17
  1989/02/28      10571.68                    11246.96
  1989/03/31      11181.74                    11509.02
  1989/04/30      11559.01                    12106.34
  1989/05/31      11695.47                    12596.64
  1989/06/30      11936.29                    12524.84
  1989/07/31      12433.97                    13655.84
  1989/08/31      12706.89                    13923.49
  1989/09/30      12907.56                    13866.40
  1989/10/31      12819.27                    13544.70
  1989/11/30      13300.89                    13821.02
  1989/12/31      14262.13                    14152.72
  1990/01/31      13625.36                    13203.07
  1990/02/28      14049.87                    13373.39
  1990/03/31      14058.04                    13727.79
  1990/04/30      13584.54                    13384.59
  1990/05/31      14409.08                    14689.59
  1990/06/30      14069.49                    14589.70
  1990/07/31      15027.78                    14543.01
  1990/08/31      15297.85                    13228.33
  1990/09/30      15254.29                    12584.11
  1990/10/31      14470.23                    12529.99
  1990/11/30      14313.42                    13339.43
  1990/12/31      13621.43                    13711.60
  1991/01/31      12739.14                    14309.43
  1991/02/28      13927.53                    15332.55
  1991/03/31      13738.46                    15703.60
  1991/04/30      13891.51                    15741.29
  1991/05/31      13972.54                    16421.31
  1991/06/30      13350.05                    15669.22
  1991/07/31      14035.60                    16399.40
  1991/08/31      14306.20                    16788.07
  1991/09/30      14161.88                    16507.71
  1991/10/31      14585.83                    16728.91
  1991/11/30      13503.40                    16054.73
  1991/12/31      13626.22                    17891.40
  1992/01/31      12897.06                    17558.62
  1992/02/29      12915.29                    17786.88
  1992/03/31      12541.59                    17440.03
  1992/04/30      13398.36                    17952.77
  1992/05/31      14036.37                    18040.74
  1992/06/30      13341.80                    17771.93
  1992/07/31      13698.19                    18498.80
  1992/08/31      13944.92                    18119.58
  1992/09/30      14027.17                    18333.39
  1992/10/31      13424.04                    18397.56
  1992/11/30      13113.34                    19024.91
  1992/12/31      13300.76                    19258.92
  1993/01/31      13802.32                    19420.70
  1993/02/28      14712.57                    19684.82
  1993/03/31      15464.92                    20100.17
  1993/04/30      15762.40                    19613.74
  1993/05/31      16236.39                    20139.39
  1993/06/30      16450.15                    20197.79
  1993/07/31      16329.33                    20117.00
  1993/08/31      17621.17                    20879.44
  1993/09/30      17518.94                    20718.67
  1993/10/31      17268.01                    21147.54
  1993/11/30      15176.89                    20946.64
  1993/12/31      15848.45                    21200.10
  1994/01/31      16697.30                    21920.90
  1994/02/28      16137.83                    21326.84
  1994/03/31      15356.50                    20396.99
  1994/04/30      16529.54                    20658.07
  1994/05/31      16704.45                    20996.87
  1994/06/30      16616.99                    20482.44
  1994/07/31      16869.65                    21154.27
  1994/08/31      16587.84                    22021.59
  1994/09/30      16461.51                    21482.06
  1994/10/31      17394.40                    21965.41
  1994/11/30      16325.47                    21165.43
  1994/12/31      15913.82                    21479.31
  1995/01/31      15532.77                    22036.27
  1995/02/28      16144.45                    22895.02
  1995/03/31      17026.88                    23570.66
  1995/04/30      17550.17                    24264.81
  1995/05/31      18003.01                    25234.68
  1995/06/30      17479.72                    25820.88
  1995/07/31      17892.31                    26677.10
  1995/08/31      17761.49                    26744.06
  1995/09/30      17771.55                    27872.66
  1995/10/31      17006.75                    27773.15
  1995/11/30      17982.88                    28992.39
  1995/12/31      19316.67                    29550.79
  1996/01/31      19615.11                    30556.70
  1996/02/29      19522.49                    30839.96
  1996/03/31      20829.48                    31136.95
  1996/04/30      21838.15                    31595.90
  1996/05/31      22063.84                    32410.76
  1996/06/30      22472.23                    32534.25
  1996/07/31      21462.00                    31096.88
  1996/08/31      22300.27                    31752.72
  1996/09/30      23482.46                    33539.76
  1996/10/31      24438.95                    34464.79
  1996/11/30      25793.09                    37069.98
  1996/12/31      25589.46                    36335.62
  1997/01/31      26173.80                    38605.87
  1997/02/28      23494.68                    38908.54
  1997/03/31      24145.16                    37309.79
  1997/04/30      23929.63                    39537.19
  1997/05/31      26108.21                    41944.21
  1997/06/30      26490.62                    43823.31
  1997/07/31      28228.85                    47310.33
  1997/08/31      28518.56                    44660.01
  1997/09/30      30616.02                    47106.04
  1997/10/31      29770.08                    45532.69
  1997/11/30      28055.03                    47640.40
  1997/12/31      28220.75                    48458.39
  1998/01/31      26712.97                    48994.34
  1998/02/28      28287.46                    52527.81
  1998/03/31      29635.12                    55217.76
  1998/04/30      30206.62                    55773.25
  1998/05/31      29472.52                    54814.51
  1998/06/30      28697.64                    57041.07
  1998/07/31      26332.23                    56433.58
  1998/08/31      21621.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980918 161527 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $21,621 - a 116.21% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

USX-Marathon Group               8.2

Total SA sponsored ADR           7.7

Amoco Corp.                      6.2

du Pont (E.I.) de Nemours & Co.  5.8

Elf Aquitaine SA sponsored ADR   4.7

Texaco, Inc.                     4.6

Chevron Corp.                    4.4

Amerada Hess Corp.               3.2

Tosco Corp.                      3.2

Mobil Corp.                      2.4

TOP INDUSTRIES AS OF AUGUST 31, 1998
 OIL & GAS EXPLORATION 34.1%
 CRUDE PETROLEUM & GAS 25.0%
 PETROLEUM REFINERS 11.5%
 CHEMICALS 8.0%
 OIL & GAS SERVICES 6.0%
 ALL OTHERS 15.4%
ROW: 1, COL: 1, VALUE: 15.4
ROW: 1, COL: 2, VALUE: 6.0
ROW: 1, COL: 3, VALUE: 8.0
ROW: 1, COL: 4, VALUE: 11.5
ROW: 1, COL: 5, VALUE: 25.0
ROW: 1, COL: 6, VALUE: 34.1
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

ENERGY PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Lawrence Rakers)
Lawrence Rakers,
Portfolio Manager
of Fidelity Select
Energy Portfolio
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the six-month period ending August 31, 1998, the fund returned -23.54%, while the Standard & Poor's 500 Index returned -8.10%. For the 12-month period that ended August 31, 1998, the fund returned -24.16%. During the same period, the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Natural Resources Index - an index of 96 stocks designed to measure the performance of companies in the natural resources sector - which returned -24.09% and -26.69% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND OUTPERFORM THE GOLDMAN SACHS INDEX DURING THE
PERIOD?
A. The fund outperformed the Goldman Sachs index for a couple of reasons. First, unlike the Goldman Sachs index, the fund did not have any exposure to gold and precious metals stocks. Gold stocks fell even further than energy stocks during this period of drastically declining commodity prices. Second, the fund was overweighted in the integrated oil companies. These stocks benefited from well-diversified operations and stable earnings growth relative to other sectors within the energy industry.
Q. WHAT FACTORS CAUSED THE STEEP DECLINE IN ENERGY PRICES?
A. The primary factor was weak demand for oil and gas. We had one of the warmest weather patterns in recent history in the U.S., Europe and Asia. Also, financial instability in Asian and many other emerging markets resulted in significantly reduced demand for energy in these regions. Finally, OPEC raised oil production quotas at the start of last winter, further multiplying the supply and demand imbalance. Reduced demand, combined with a buildup of reserves and global financial uncertainty, resulted in the price of a barrel of oil losing about 40% of its value during the period.
Q. WHAT STOCKS HURT THE FUND'S PERFORMANCE?
A. Energy stocks were either flat or down across the entire industry. However, energy service companies such as Schlumberger and exploration companies such as Oryx Energy were among the hardest hit energy stocks and detracted from fund performance. In general, the drilling, exploration and service companies are more sensitive to declining oil prices than the integrated oil companies that have more diversified revenue streams. While these stocks did detract from fund performance, the fund was fortunately underweighted in these sectors. The price of one of the fund's larger holdings, Petrobras PN, a Brazilian oil company, declined along with the majority of oil stocks; however, its stock price came under additional pressure because of concerns about the possible devaluation of the Brazilian currency and the steep decline in Latin American stock markets. USX-Marathon detracted from fund performance in part because it recently acquired Tarragon, a Canadian oil and gas company, and the market did not like this purchase. However, I believed the fundamental business outlook for USX remained solid, and I took advantage of the lower price to increase the fund's holdings.
Q. DESPITE THIS NEGATIVE ENVIRONMENT, WERE THERE ANY STRATEGIES OR STOCK PICKS THAT WORKED OUT WELL FOR THE FUND?
A. As I mentioned earlier, the fund was overweighted in integrated oil companies, which held up fairly well during the period. I held companies such as Texaco, Exxon, British Petroleum and Chevron because their balance sheets look good, and they are diversified organizations that produce oil and gas, and also have refining and chemical operations. As a result, the integrated oil companies tend to have more stable earnings growth and offer higher dividend yields than most stocks in the sector. In addition, valuations for these companies were beaten down to the point where I didn't believe they accurately reflected the sector's business and growth prospects.
Q. WHAT'S YOUR OUTLOOK FOR THE ENERGY SECTOR, LARRY?
A. I am modestly optimistic about the sector over the next six months. OPEC recently announced cuts to oil production and we started to see early signs of oil inventories falling, which should begin to help oil prices. In addition, during the winter, demand picks up by about 3%, and under normal circumstances, we consume more oil than we produce. OPEC cuts, combined with the usual seasonal increase in demand, should benefit energy stocks.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 060
TRADING SYMBOL: FSENX
SIZE: as of August 31, 1998, more than
$109 million
MANAGER: Lawrence Rakers, since 1997; manager,
Fidelity Select Natural Resources Portfolio, since
1997; Fidelity Select Paper and Forest Products
Portfolio, Fidelity Select Precious Metals and Minerals
Portfolio, 1996-1997; Fidelity Select Gold Portfolio
(formerly known as Fidelity Select American Gold
Portfolio), 1995-1997; joined Fidelity in 1993

ENERGY PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.4%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 8.0%
CHEMICALS - 8.0%
Crompton & Knowles Corp.   30,000 $ 438,750
du Pont (E.I.) de Nemours & Co.   109,600  6,322,550
MacDermid, Inc.   45,000  1,248,750
Quaker State Corp.   25,000  314,063
Sasol, Ltd.   119,500  495,242
  8,819,355
ELECTRIC UTILITY - 1.2%
ELECTRIC POWER - 1.2%
AES Corp. (a)  35,000  953,750
Calenergy, Inc. (a)  16,000  407,000
  1,360,750
ENERGY SERVICES - 6.5%
DRILLING - 0.5%
Helmerich & Payne, Inc.   15,000  243,750
Ryan Energy Technologies, Inc. (a)  32,900  75,512
Transocean Offshore, Inc.   10,632  261,149
  580,411
OIL & GAS SERVICES - 6.0%
BJ Services Co. (a)  60,000  757,500
Baker Hughes, Inc.   91,650  1,672,613
Coflexip sponsored ADR  37,000  1,160,875
Dresser Industries, Inc.   33,000  843,563
McDermott International, Inc.   21,000  421,313
Schlumberger Ltd.   30,000  1,314,375
Smith International, Inc. (a)  15,500  273,188
Varco International, Inc. (a)  15,000  106,875
  6,550,302
TOTAL ENERGY SERVICES   7,130,713
ENGINEERING - 0.1%
ARCHITECTS & ENGINEERS - 0.1%
Stolt Comex Seaway SA Class A
 sponsored ADR (a)  11,400  65,550
GAS - 1.5%
GAS TRANSMISSION - 1.5%
Enron Corp.   25,000  1,057,813
Williams Companies, Inc.   25,000  575,000
  1,632,813
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
INDUSTRIAL MACHINERY - WHOLESALE - 0.1%
CE Franklin Ltd. (a)  19,600  59,356
OIL & GAS - 72.3%
CRUDE PETROLEUM & GAS - 25.0%
Anadarko Petroleum Corp.   25,100  721,625
Barrett Resources Corp. (a)  5,000  101,563
Burlington Resources, Inc.   2,825  83,514
Canadian Occidental Petroleum Ltd.   10,000  119,541
EEX Corp. (a)  10,000  44,375
ENI SPA sponsored ADR  16,700  845,438
Elf Aquitaine SA sponsored ADR  105,400  5,151,425
Enron Oil & Gas Co.   20,000  260,000
Louis Dreyfus Natural Gas Corp. (a)  21,800  246,613
Magnum Hunter Resources, Inc. (a)  38,300  119,688
Occidental Petroleum Corp.   130,900  2,421,650
Oryx Energy Co. (a)  35,000  435,313
Paramount Resources Ltd. (c)  45,200  315,269
Penn West Petroleum Ltd. (a)  25,000  219,158

 SHARES VALUE (NOTE 1)
Petrobras PN (Pfd. Reg.)  17,500,000 $ 1,786,094
Plains Resources, Inc. (a)  99,400  1,528,275
Rio Alto Exploration Ltd. (a)  99,600  800,102
Stellarton Energy Corp. Class A (a)  50,000  51,004
Suncor Energy, Inc.   35,000  978,483
Total SA sponsored ADR  175,000  8,410,938
Ulster Petroleums Ltd. (a)  45,000  261,077
Upton Resources, Inc. (a)  59,700  60,899
Vastar Resources, Inc.   35,000  1,330,000
YPF Sociedad Anonima sponsored ADR
 representing Class D shares  53,400  1,181,475
  27,473,519
ENERGY COMPOSITE - 0.1%
Post Energy Corp. (a)  50,000  111,572
OIL & GAS EXPLORATION - 34.1%
Amerada Hess Corp.   72,200  3,546,825
Amoco Corp.   150,000  6,796,875
Berkley Petroleum Corp. (a)  20,000  105,196
Companie Generale de
 Geophsique SA (a)  35,000  503,117
Chevron Corp.   65,600  4,858,500
Exxon Corp.   22,500  1,472,344
Kerr-McGee Corp.   10,000  386,250
Mobil Corp.   38,000  2,626,750
Petro-Canada  80,000  765,062
Phillips Petroleum Co.   60,000  2,448,750
Texaco, Inc.   90,600  5,033,963
USX-Marathon Group  345,400  8,980,400
  37,524,032
OIL FIELD EQUIPMENT - 1.6%
Camco International, Inc.   16,000  804,000
Cooper Cameron Corp. (a)  14,400  306,000
EVI Weatherford, Inc. (a)  41,825  637,831
  1,747,831
PETROLEUM REFINERS - 11.5%
British Petroleum Co. PLC ADR  19,234  1,406,486
Coastal Corp. (The)  47,200  1,227,200
Frontier Oil Corp. (a)  263,000  1,413,625
Imperial Oil Ltd.   100,500  1,409,627
Royal Dutch Petroleum Co.
 (NY Registry Gilder 1.25)  16,700  663,825
Shell Canada Ltd. Class A  15,000  222,346
Shell Transport & Trading Co.
 PLC ADR  42,700  1,331,706
Tesoro Petroleum Corp. (a)  31,700  408,138
Tosco Corp.   160,100  3,522,200
Ultramar Diamond Shamrock Corp.   25,200  582,750
Valero Energy Corp.   24,100  430,788
  12,618,691
TOTAL OIL & GAS   79,475,645
RAILROADS - 1.0%
Canadian National Railway Co.   25,000  1,128,467
SERVICES - 0.3%
DETECTIVE, GUARD & ARMORED CAR - 0.3%
Pittston Co. (Brinks Group)  9,100  285,513
SHIP BUILDING & REPAIR - 0.4%
SHIP BUILDERS - 0.4%
Halter Marine Group, Inc. (a)  55,000  495,000
TOTAL COMMON STOCKS
 (Cost $126,352,196)   100,453,162
CASH EQUIVALENTS - 8.6%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $9,445,109)  9,445,109 $ 9,445,109
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $135,797,305)  $ 109,898,271

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $315,269 or 0.3% of net assets.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $91,661,746 and $92,685,755, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $19,601 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of collateral amounted to $1,087,015 and $1,162,500, respectively (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   71.7%
France   13.9
Canada   6.1
United Kingdom   2.5
Brazil   1.6
Netherlands Antilles   1.2
Argentina   1.1
Others (individually less than 1%)   1.9
TOTAL  100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $135,928,969. Net unrealized depreciation aggregated $26,030,698, of which $2,325,429 related to appreciated investment securities and $28,356,127 related to depreciated investment securities.

ENERGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                     $ 109,898,271
securities, at
value
(cost
$135,797,30
5) -
See
accompanyin
g schedule

Receivable for                     3,011,364
investments
sold

Receivable for                     787,428
fund shares
sold

Dividends                          660,817
receivable

Interest                           41,742
receivable

Redemption fees                    1,285
receivable

 TOTAL ASSETS                      114,400,907

LIABILITIES

Payable for          $ 2,430,099
investments
purchased

Payable for           786,767
fund shares
redeemed

Accrued               60,969
management
fee

Other payables        117,215
and
accrued
expenses

Collateral on         1,162,500
securities
loaned,
at value

 TOTAL LIABILITIES                 4,557,550

NET ASSETS                        $ 109,843,357

Net Assets
consist of:

Paid in capital                   $ 136,680,528

Undistributed                      717,523
net investment
income

Accumulated                        (1,657,373)
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                     (25,897,321)
appreciation
(depreciation)
on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                   $ 109,843,357
6,902,034
shares
outstanding

NET ASSET                          $15.91
VALUE and
redemption
price per
share
($109,843,3
57 (divided by)
6,902,034
shares)

Maximum                            $16.40
offering price
per share
(100/97.00
of $15.91)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 1,613,747
INCOME
Dividends

Interest                            277,342
(including
income on
securities
loaned of
$5,480)

                                    1,891,089

Less foreign                        (92,779)
taxes withheld

 TOTAL INCOME                       1,798,310


EXPENSES

Management          $ 440,781
fee

Transfer agent       502,330
fees

Accounting and       75,724
security
lending fees

Non-interested       332
trustees'
compensation

Custodian fees       20,660
and expenses

Registration fees    23,190

Audit                12,159

Legal                429

Reports to           24,623
shareholders

Miscellaneous        178

 Total expenses      1,100,406
before
reductions

 Expense             (19,620)       1,080,786
reductions

NET INVESTMENT                      717,524
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          (1,325,175)
securities

 Foreign             (6,334)        (1,331,509)
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (33,950,685)
securities

 Assets and          1,741          (33,948,944)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                     (35,280,453)

NET INCREASE                       $ (34,562,929)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 283,189
INFORMATION
Sales charges
paid to FDC

 Sales charges                     $ 282,643
- Retained by
FDC

 Deferred sales                    $ 6,547
charges
withheld
 by FDC

 Exchange fees                     $ 19,905
withheld by
FSC

 Expense                           $ 19,285
reductions
 Directed
brokerage
arrangements

  Custodian                         283
credits

  Transfer                          52
agent credits

                                   $ 19,620

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

Operations         $ 717,524         $ 899,143
Net
investment
income

 Net realized       (1,331,509)       35,228,064
gain (loss)

 Change in net      (33,948,944)      1,070,352
unrealized
appreciation
(depreciation)

 NET INCREASE       (34,562,929)      37,197,559
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to    (72,194)          (711,215)
shareholders
From net
investment
income

 From net           (2,641,142)       (31,012,994)
realized gain

 In excess of       (325,864)         -
net realized
gain

 TOTAL              (3,039,200)       (31,724,209)
DISTRIBUTIONS

Share               52,011,188        138,864,076
transactions
Net proceeds
from sales of
shares

 Reinvestment       2,970,065         31,069,131
of
distributions

 Cost of shares     (54,661,835)      (231,915,098)
redeemed

 NET INCREASE       319,418           (61,981,891)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption         102,578           267,473
fees

  TOTAL             (37,180,133)      (56,241,068)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of       147,023,490       203,264,558
period

 End of period     $ 109,843,357     $ 147,023,490
(including
undistribute
d net
investment
income of
$717,523
and
$431,333,
respectively)

OTHER
INFORMATION
Shares

 Sold               2,432,406         5,967,396

 Issued in          133,126           1,509,439
reinvestment
of
distributions

 Redeemed           (2,599,376)       (10,078,784)

 Net increase       (33,844)          (2,601,949)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

Net asset               $ 21.20      $ 21.31       $ 18.97    $ 16.10       $ 16.73       $ 15.84
value,
beginning
of period

Income from
Investment
Operation
s

 Net                     .10          .11           .13        .18           .07           .06
investment
income D

 Net                     (4.98)       3.93          3.59       3.13          (.11)         1.35
realized
and
unrealized
gain (loss)

 Total from              (4.88)       4.04          3.72       3.31          (.04)         1.41
investment
operations

Less
Distributio
ns

 From net                (.01)        (.09)         (.13)      (.11)         (.08)         (.03)
investment
income

 From net                (.36)        (4.09)        (1.31)     (.36)         (.54)         (.57)
realized
gain

 In excess               (.05)        -             -          -             -             -
of net
realized
gain

 Total                   (.42)        (4.18)        (1.44)     (.47)         (.62)         (.60)
distributio
ns

Redemption               .01          .03           .06        .03           .03           .08
fees
added to
paid in
capital

Net asset               $ 15.91      $ 21.20       $ 21.31    $ 18.97       $ 16.10       $ 16.73
value, end
of period

TOTAL                    (23.54)%     20.40%        20.35%     20.92%        .04%          9.69%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,             $ 109,843    $ 147,023     $ 203,265  $ 119,676     $ 96,023      $ 145,490
end of
period
(000
omitted)

Ratio of                 1.44% A      1.58%         1.57%      1.63%         1.85%         1.67%
expenses
to
average
net assets

Ratio of                 1.42% A, E   1.53%  E      1.55% E    1.63%         1.85%         1.66% E
expenses
to average
net assets
after
expense
reductions

Ratio of net             .94% A       .47%          .62%       1.04%         .42%          .37%
investment
income to
average
net assets

Portfolio                132% A       115%          87%        97%           106%          157%
turnover
rate

Average                 $ .0388      $ .0142       $ .0399
commissio
n rate F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF
LESS THAN ONE YEAR
ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING
THE PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID
OR REDUCED A PORTION
OF THE FUNDS
EXPENSES (SEE NOTE
8 OF NOTES TO
FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


ENERGY SERVICE PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED          PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998        MONTHS   YEAR     YEARS    YEARS

SELECT ENERGY SERVICE  -49.55%  -52.93%  27.01%   114.20%

SELECT ENERGY SERVICE  -51.14%  -54.42%  23.13%   107.71%
(LOAD ADJ.)

S&P 500                -8.10%   8.10%    131.21%  382.74%

GS Natural Resources   -24.09%  -26.69%  n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED          PAST 1   PAST 5  PAST 10
AUGUST 31, 1998        YEAR     YEARS   YEARS

SELECT ENERGY SERVICE  -52.93%  4.90%   7.92%

SELECT ENERGY SERVICE  -54.42%  4.25%   7.58%
(LOAD ADJ.)

S&P 500                8.10%    18.25%  17.05%

GS Natural Resources   -26.69%  n/a     n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS

             Energy Service              S&P 500
             00043                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9281.90                    10426.00
  1988/10/31       8971.31                    10715.84
  1988/11/30       8589.04                    10562.61
  1988/12/31       8983.25                    10747.45
  1989/01/31       9532.76                    11534.17
  1989/02/28       9640.27                    11246.96
  1989/03/31      10249.51                    11509.02
  1989/04/30      10739.29                    12106.34
  1989/05/31      10930.42                    12596.64
  1989/06/30      11288.79                    12524.84
  1989/07/31      11921.92                    13655.84
  1989/08/31      12483.37                    13923.49
  1989/09/30      12304.19                    13866.40
  1989/10/31      11694.95                    13544.70
  1989/11/30      12698.40                    13821.02
  1989/12/31      14323.03                    14152.72
  1990/01/31      13403.20                    13203.07
  1990/02/28      14669.46                    13373.39
  1990/03/31      15374.26                    13727.79
  1990/04/30      14561.95                    13384.59
  1990/05/31      17010.84                    14689.59
  1990/06/30      16138.79                    14589.70
  1990/07/31      17655.91                    14543.01
  1990/08/31      17345.32                    13228.33
  1990/09/30      17010.84                    12584.11
  1990/10/31      14872.54                    12529.99
  1990/11/30      15099.51                    13339.43
  1990/12/31      14574.39                    13711.60
  1991/01/31      13916.27                    14309.43
  1991/02/28      16153.88                    15332.55
  1991/03/31      14897.47                    15703.60
  1991/04/30      14969.26                    15741.29
  1991/05/31      15364.14                    16421.31
  1991/06/30      13353.88                    15669.22
  1991/07/31      14359.01                    16399.40
  1991/08/31      14203.45                    16788.07
  1991/09/30      12899.17                    16507.71
  1991/10/31      13090.63                    16728.91
  1991/11/30      11523.10                    16054.73
  1991/12/31      11152.16                    17891.40
  1992/01/31      10996.61                    17558.62
  1992/02/29      11223.96                    17786.88
  1992/03/31      10422.25                    17440.03
  1992/04/30      11283.79                    17952.77
  1992/05/31      12181.22                    18040.74
  1992/06/30      11475.24                    17771.93
  1992/07/31      11953.87                    18498.80
  1992/08/31      12564.13                    18119.58
  1992/09/30      12947.04                    18333.39
  1992/10/31      12276.95                    18397.56
  1992/11/30      12025.67                    19024.91
  1992/12/31      11535.07                    19258.92
  1993/01/31      11989.77                    19420.70
  1993/02/28      13174.39                    19684.82
  1993/03/31      14215.42                    20100.17
  1993/04/30      14981.71                    19613.74
  1993/05/31      15676.30                    20139.39
  1993/06/30      15592.47                    20197.79
  1993/07/31      15808.04                    20117.00
  1993/08/31      16358.92                    20879.44
  1993/09/30      15879.89                    20718.67
  1993/10/31      15652.35                    21147.54
  1993/11/30      13999.69                    20946.64
  1993/12/31      13952.42                    21200.10
  1994/01/31      14084.61                    21920.90
  1994/02/28      14012.51                    21326.84
  1994/03/31      12966.98                    20396.99
  1994/04/30      13644.94                    20658.07
  1994/05/31      14252.76                    20996.87
  1994/06/30      14686.92                    20482.44
  1994/07/31      14959.82                    21154.27
  1994/08/31      14364.40                    22021.59
  1994/09/30      14910.20                    21482.06
  1994/10/31      15505.62                    21965.41
  1994/11/30      14699.33                    21165.43
  1994/12/31      14031.59                    21479.31
  1995/01/31      14119.76                    22036.27
  1995/02/28      15077.03                    22895.02
  1995/03/31      15908.34                    23570.66
  1995/04/30      16878.21                    24264.81
  1995/05/31      17319.06                    25234.68
  1995/06/30      16727.06                    25820.88
  1995/07/31      17558.38                    26677.10
  1995/08/31      18263.73                    26744.06
  1995/09/30      18314.12                    27872.66
  1995/10/31      16727.06                    27773.15
  1995/11/30      17671.74                    28992.39
  1995/12/31      19766.86                    29550.79
  1996/01/31      20197.14                    30556.70
  1996/02/29      20979.47                    30839.96
  1996/03/31      22635.41                    31136.95
  1996/04/30      24337.64                    31595.90
  1996/05/31      23983.59                    32410.76
  1996/06/30      24036.05                    32534.25
  1996/07/31      22711.64                    31096.88
  1996/08/31      24154.06                    31752.72
  1996/09/30      25058.86                    33539.76
  1996/10/31      27851.92                    34464.79
  1996/11/30      28979.63                    37069.98
  1996/12/31      29469.22                    36335.62
  1997/01/31      31110.17                    38605.87
  1997/02/28      27746.91                    38908.54
  1997/03/31      29699.77                    37309.79
  1997/04/30      29356.45                    39537.19
  1997/05/31      33430.94                    41944.21
  1997/06/30      35619.36                    43823.31
  1997/07/31      41219.97                    47310.33
  1997/08/31      44142.66                    44660.01
  1997/09/30      48749.85                    47106.04
  1997/10/31      50607.13                    45532.69
  1997/11/30      44416.21                    47640.40
  1997/12/31      44756.04                    48458.39
  1998/01/31      38421.11                    48994.34
  1998/02/28      41184.38                    52527.81
  1998/03/31      44271.00                    55217.76
  1998/04/30      47916.42                    55773.25
  1998/05/31      44837.08                    54814.51
  1998/06/30      38989.44                    57041.07
  1998/07/31      30404.61                    56433.58
  1998/08/31      20771.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980909 095143 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Energy Service Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $20,771 - a 107.71% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

Baker Hughes, Inc.               11.5

Halliburton Co.                  5.4

Schlumberger Ltd.                5.2

Cooper Cameron Corp.             5.1

Transocean Offshore, Inc.        4.9

Coflexip sponsored ADR           4.6

EVI Weatherford, Inc.            4.3

Diamond Offshore Drilling, Inc.  4.2

Camco International, Inc.        4.2

McDermott (J. Ray) SA            3.9

TOP INDUSTRIES AS OF AUGUST 31, 1998
  OIL & GAS SERVICES 44.7%
  DRILLING 25.0%
  OIL FIELD EQUIPMENT 13.6%
  HEAVY CONSTRUCTION, NEC 3.9%
  ARCHITECTS & ENGINEERS 2.3%
  ALL OTHERS 10.5%
ROW: 1, COL: 1, VALUE: 10.6
ROW: 1, COL: 2, VALUE: 2.3
ROW: 1, COL: 3, VALUE: 3.9
ROW: 1, COL: 4, VALUE: 13.6
ROW: 1, COL: 5, VALUE: 25.0
ROW: 1, COL: 6, VALUE: 44.7
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

ENERGY SERVICE PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of James Catudal)
James Catudal,
Portfolio Manager
of Fidelity Select
Energy Service Portfolio
Q. HOW DID THE FUND PERFORM, JIM?
A. The fund's performance for the period was very weak. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -49.55% and -52.93%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively, over the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Natural Resources Index - an index of 96 stocks designed to measure the performance of companies in the natural resource sector - which returned -24.09% and -26.69% over the same six- and 12-month periods, respectively.
Q. WHAT ACCOUNTED FOR THE FUND'S POOR PERFORMANCE RELATIVE TO ITS
BENCHMARKS?
A. The performance of energy service stocks depends primarily on the exploration and production spending of oil companies. That spending is driven, in turn, by the price of oil, which was extremely weak over the period. In addition, the profits of energy service firms tend to be more sensitive to changes in the price of oil than those of exploration and production companies. Finally, the overall stock market was extremely weak in August. All of these factors combined to drive down sharply the prices of virtually all energy service stocks, regardless of quality. The S&P 500, on the other hand, is a diversified index that reflects the performance of stocks from a wide variety of sectors. Overall, stocks were relatively strong for most of the period, and the S&P 500's returns reflect that more favorable environment. The Goldman Sachs index contains primarily stocks of integrated oil companies, making its returns generally less volatile than those of the fund.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. I continued my strategy of positioning the fund in stocks that are less sensitive to fluctuations in oil and gas prices. The categories that were highlighted in the previous report - deep water drilling, sub-sea construction and large integrated oil service companies - continued to be the most promising in that regard.
Q. AT THE END OF THE PERIOD, BAKER HUGHES COMPRISED 11.5% OF THE FUND'S INVESTMENTS. CAN YOU COMMENT ON WHY THE FUND HAD SUCH A LARGE POSITION IN THAT STOCK?
A. During the period, Baker Hughes merged with Western Atlas. The 11.5% figure represents the fund's holdings in both companies.
Q. WHAT STOCKS PERFORMED WELL FOR THE FUND?
A. Royal Dutch Petroleum helped the fund's performance somewhat. The company was a good example of how integrated oil companies did better overall than pure energy service firms. In addition, I sold the stock before it was hit with the steep declines affecting most other stocks in the sector. Bouygues Offshore also bucked the downward trend. The stock's performance reflected the relatively favorable business prospects for offshore construction.
Q. WHAT STOCKS DETRACTED FROM THE FUND'S PERFORMANCE?
A. EVI Weatherford - the fund's seventh-largest holding at the end of the period - was the biggest detractor. Unlike most of its competitors, the company pre-announced disappointing financial results for the third quarter. Although the results were in line with those of other companies in this sector, investors reacted negatively to the announcement. Cooper Cameron - another core holding - was swamped by the wave of selling that engulfed the entire sector. Another poor performer, BJ Services, saw prices weaken in its main line of business
- pressure pumping.
Q. WHAT'S YOUR OUTLOOK, JIM?
A. There are some signs that oil prices may recover in the not-too-distant future. Historically, oil prices have not remained depressed for more than about six months, on average, and we are at the upper limits of that range now. Furthermore, the Organization of Petroleum Exporting Countries (OPEC) has recently been cutting back on production in an attempt to boost the price of oil. The big unknown at this point is demand. No one knows how long financial problems in Asia, Russia and Latin America will slow demand in those markets. Of course, weather is an important factor, too. A return to seasonably cold winter temperatures would raise demand and support higher energy prices. Although the short-term outlook is mixed due to low oil prices and lower exploration and production spending by the oil companies, I remain optimistic about the long-term prospects for the group.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 043
TRADING SYMBOL: FSESX
SIZE: as of August 31, 1998, more than
$370 million
MANAGER: James Catudal, since January 1998;
manager, Select Industrial Materials Portfolio,
1997-1998; analyst, North American
non-ferrous metals companies; joined Fidelity in
1997

ENERGY SERVICE PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.2%
 SHARES VALUE (NOTE 1)
CONSTRUCTION - 4.2%
HEAVY CONSTRUCTION, NEC - 3.9%
McDermott (J. Ray) SA (a)  519,100 $ 14,502,356
HIGHWAY & STREET CONSTRUCTION - 0.3%
Bouygues Offshore SA sponsored ADR  77,000  1,049,125
TOTAL CONSTRUCTION   15,551,481
ELECTRICAL EQUIPMENT - 0.5%
MOTORS & GENERATORS - 0.5%
NQL Drilling Tools, Inc. Class A (a)  613,300  1,915,952
ENERGY SERVICES - 69.7%
DRILLING - 25.0%
Atwood Oceanics, Inc. (a)  151,500  2,518,688
Diamond Offshore Drilling, Inc.   743,800  15,526,825
ENSCO International, Inc.   562,200  5,903,100
Global Marine, Inc. (a)  201,200  1,886,250
Helmerich & Payne, Inc.   510,600  8,297,250
Marine Drilling Companies, Inc. (a)  588,600  5,297,400
Nabors Industries, Inc. (a)  516,700  6,103,519
Noble Drilling Corp.   1,152,150  12,673,650
Parker Drilling Co. (a)  248,700  994,800
R&B Falcon Corp. (a)  1,052,518  9,472,662
Rowan Companies, Inc. (a)  471,400  4,360,450
Ryan Energy Technologies, Inc. (a)  417,200  957,552
Transocean Offshore, Inc.   738,754  18,145,645
  92,137,791
OIL & GAS SERVICES - 44.7%
Baker Hughes, Inc.   2,323,636  42,406,354
BJ Services Co. (a)  918,776  11,599,547
Cal Dive International, Inc. (a)  50,300  647,613
Carbo Ceramics, Inc.   15,000  258,750
Coflexip sponsored ADR  540,400  16,955,050
Daniel Industries, Inc.   291,200  3,239,600
Dawson Geophysical Co. (a)  80,200  982,450
Dresser Industries, Inc.   348,300  8,903,419
Global Industries Ltd. (a)  735,400  6,894,375
Halliburton Co.   753,967  20,027,248
Input/Output, Inc. (a)  94,700  923,325
McDermott International, Inc.  701,600  14,075,850
Oceaneering International, Inc. (a)  463,300  4,314,481
Offshore Logistics, Inc. (a)  117,300  1,055,700
Pool Energy Services Co. (a)  280,700  1,999,988
Schlumberger Ltd.   439,600  19,259,975
Seacor Smit, Inc. (a)  88,200  3,042,900
Smith International, Inc. (a)  83,800  1,476,975
Superior Energy Services, Inc. (a)  205,500  712,828
Tidewater, Inc.   68,465  1,437,765
Varco International, Inc. (a)  712,700  5,077,988
  165,292,181
TOTAL ENERGY SERVICES   257,429,972
ENGINEERING - 2.3%
ARCHITECTS & ENGINEERS - 2.3%
Stolt Comex Seaway SA Class A
 sponsored ADR (a)  388,600  2,234,450
Stolt Comex Seaway SA  777,100  6,411,075
  8,645,525
OIL & GAS - 15.6%
OIL & GAS EXPLORATION - 2.0%
Companie Generale de Geophsique SA (a) 181,300  2,606,188

 SHARES VALUE (NOTE 1)
Petroleum Geo-Services AS
 sponsored ADR (a)  154,900 $ 2,013,700
Veritas DGC, Inc. (a)  186,100  2,791,500
  7,411,388
OIL FIELD EQUIPMENT - 13.6%
Camco International, Inc.   306,310  15,392,078
Cooper Cameron Corp. (a)  894,276  19,003,365
EVI Weatherford, Inc. (a)  1,037,640  15,824,010
  50,219,453
TOTAL OIL & GAS   57,630,841
SERVICES - 0.8%
BUSINESS SERVICES - 0.8%
Tuboscope, Inc. (a)  335,700  3,084,244
SHIP BUILDING & REPAIR - 1.1%
SHIP BUILDERS - 1.1%
Dril-Quip, Inc.   86,300  1,062,569
Halter Marine Group, Inc. (a)  329,550  2,965,950
  4,028,519
TOTAL COMMON STOCKS
 (Cost $663,516,128)   348,286,534
CASH EQUIVALENTS - 5.8%
Taxable Central Cash Fund (b)
 (Cost $21,460,792)  21,460,792  21,460,792
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $684,976,920)  $ 369,747,326

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $265,756,090 and $395,779,299, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $54,675 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   81.7%
France   5.6
Netherlands   5.2
Panama   3.9
Luxembourg   2.3
Others (individually less then 1%)   1.3
TOTAL  100.0%
INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $685,331,086. Net unrealized depreciation aggregated $315,583,760, of which $5,124,088 related to appreciated investment securities and $320,707,848 related to depreciated investment securities.

ENERGY SERVICE PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                     $ 369,747,326
securities, at
value
(cost
$684,976,92
0) -
See
accompanyin
g schedule

Receivable for                     3,938,691
investments
sold

Receivable for                     3,178,137
fund shares
sold

Dividends                          509,547
receivable

Interest                           94,730
receivable

Redemption fees                    9,292
receivable

 TOTAL ASSETS                      377,477,723

LIABILITIES

Payable for          $ 5,910,219
fund shares
redeemed

Accrued               235,761
management
fee

Other payables        400,359
and
accrued
expenses

 TOTAL LIABILITIES                 6,546,339

NET ASSETS                        $ 370,931,384

Net Assets
consist of:

Paid in capital                   $ 761,412,057

Accumulated                        (1,867,848)
net investment
loss

Accumulated                        (73,383,231)
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                     (315,229,594)
appreciation
(depreciation)
on
investments

NET ASSETS, for                   $ 370,931,384
27,765,532
shares
outstanding

NET ASSET                          $13.36
VALUE and
redemption
price per
share
($370,931,3
84 (divided by)
27,765,532
shares)

Maximum                            $13.77
offering price
per share
(100/97.00
of $13.36)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                          $ 2,332,081
INCOME
Dividends

Interest                             1,175,564
(including
income on
securities
loaned of
$213,732)

 TOTAL INCOME                        3,507,645

EXPENSES

Management          $ 2,491,841
fee

Transfer agent       2,414,407
fees

Accounting and       336,676
security
lending fees

Non-interested       1,690
trustees'
compensation

Custodian fees       19,355
and expenses

Registration fees    94,168

Audit                27,801

Legal                2,782

Reports to           123,155
shareholders

 Total expenses      5,511,875
before
reductions

 Expense             (136,382)       5,375,493
reductions

NET INVESTMENT                       (1,867,848)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          (71,566,195)
securities

 Foreign             (30)            (71,566,225)
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (338,232,932)
securities

 Assets and          168             (338,232,764)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                      (409,798,989)

NET INCREASE                        $ (411,666,837)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 1,965,395
INFORMATION
Sales charges
paid to FDC

 Sales charges                      $ 1,960,115
- Retained by
FDC

 Deferred sales                     $ 5,942
charges
withheld
 by FDC

 Exchange fees                      $ 240,435
withheld by
FSC

 Expense                            $ 134,939
reductions
 Directed
brokerage
arrangements

  Custodian                          578
credits

  Transfer                           865
agent credits

                                    $ 136,382

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

Operations         $ (1,867,848)     $ (3,364,496)
Net
investment
income (loss)

 Net realized       (71,566,225)      157,396,467
gain (loss)

 Change in net      (338,232,764)     12,574,205
unrealized
appreciation
(depreciation)

 NET INCREASE       (411,666,837)     166,606,176
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

Distributions to    (54,767,341)      (52,135,101)
shareholders
from net
realized gain

Share               747,012,972       2,385,855,385
transactions
Net proceeds
from sales of
shares

 Reinvestment       53,845,578        51,297,776
of
distributions

 Cost of shares     (885,298,400)     (2,077,124,405)
redeemed

 NET INCREASE       (84,439,850)      360,028,756
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption         2,803,636         4,998,236
fees

  TOTAL             (548,070,392)     479,498,067
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of       919,001,776       439,503,709
period

 End of period     $ 370,931,384     $ 919,001,776
(including
accumulated
net investment
loss of
$1,867,848
and $0,
respectively)

OTHER
INFORMATION
Shares

 Sold               26,386,210        81,787,357

 Issued in          1,829,615         2,167,528
reinvestment
of
distributions

 Redeemed           (33,245,361)      (72,645,359)

 Net increase       (5,029,536)       11,309,526
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                         SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                         ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

Net asset                $ 28.02      $ 20.46       $ 16.09    $ 11.97       $ 11.66       $ 11.01
value,
beginning
of period

Income from
Investment
Operation
s

 Net                      (.06)        (.10)         (.01)      .08 E         .02           .03
investment
income
(loss) D

 Net                      (12.98)      9.36          5.05       4.49          .67           .51
realized
and
unrealized
gain (loss)

 Total from               (13.04)      9.26          5.04       4.57          .69           .54
investment
operations

Less
Distributio
ns

 From net                 -            -             -          (.04)         (.01)         (.05)
investment
income

 In excess                -            -             -          -             (.01)         -
of net
investment
income

 From net                 (1.71)       (1.85)        (.79)      (.48)         (.35)         -
realized
gain

 In excess                -            -             -          -             (.13)         -
of net
realized
gain

 Total                    (1.71)       (1.85)        (.79)      (.52)         (.50)         (.05)
distributio
ns

Redemption                .09          .15           .12        .07           .12           .16
fees
added to
paid in
capital

Net asset                $ 13.36      $ 28.02       $ 20.46    $ 16.09       $ 11.97       $ 11.66
value, end
of period

TOTAL                     (49.55)%     48.43%        32.26%     39.15%        7.60%         6.36%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,              $ 370,931    $ 919,002     $ 439,504  $ 273,805     $ 63,794      $ 40,857
end of
period
(000
omitted)

Ratio of                  1.28% A      1.25%         1.47%      1.59%         1.81%         1.66%
expenses
to average
net assets

Ratio of                  1.25% A, F   1.22% F       1.45% F    1.58% F       1.79% F       1.65% F
expenses
to average
net assets
after
expense
reductions

Ratio of net              (.43)% A     (.35)%        (.07)%     .60%          .19%          .23%
investment
income
(loss) to
average
net assets

Portfolio                 68% A        78%           167%       223%          209%          137%
turnover
rate

Average                  $ .0455      $ .0395       $ .0374
commissio
n rate G

A ANNUALIZED
 B THE TOTAL
RETURNS WOULD
HAVE BEEN LOWER
HAD CERTAIN EXPENSES
NOT BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE 8
OF NOTES TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED BASED
ON AVERAGE SHARES
OUTSTANDING DURING THE
PERIOD. E INVESTMEN
T INCOME PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO $.02
PER SHARE.
F FMR OR THE FUND
HAS ENTERED INTO
VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


GOLD PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED         PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998       MONTHS   YEAR     YEARS    YEARS

SELECT GOLD           -41.79%  -56.42%  -55.38%  -36.76%

SELECT GOLD           -43.61%  -57.80%  -56.79%  -38.73%
(LOAD ADJ.)

S&P 500               -8.10%   8.10%    131.21%  382.74%

GS Natural Resources  -24.09%  -26.69%  n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED         PAST 1   PAST 5   PAST 10
AUGUST 31, 1998       YEAR     YEARS    YEARS

SELECT GOLD           -56.42%  -14.90%  -4.48%

SELECT GOLD           -57.80%  -15.45%  -4.78%
(LOAD ADJ.)

S&P 500               8.10%    18.25%   17.05%

GS Natural Resources  -26.69%  n/a      n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS

                     Natural Resources           S&P 500
             00514                       SP001
  1997/03/03       9700.00                    10000.00
  1997/03/31       9438.10                     9533.50
  1997/04/30       9428.40                    10102.65
  1997/05/31      10262.60                    10717.70
  1997/06/30      10320.80                    11197.85
  1997/07/31      10931.90                    12088.86
  1997/08/31      10980.40                    11411.64
  1997/09/30      11785.50                    12036.66
  1997/10/31      11145.30                    11634.64
  1997/11/30      10233.50                    12173.20
  1997/12/31      10328.82                    12382.22
  1998/01/31      10010.40                    12519.16
  1998/02/28      10408.43                    13422.05
  1998/03/31      10826.36                    14109.39
  1998/04/30      11224.38                    14251.33
  1998/05/31      10627.34                    14006.35
  1998/06/30      10179.56                    14575.29
  1998/07/31       9363.60                    14420.06
  1998/08/31       7565.00                    12335.21
IMATRL PRASUN   SHR__CHT 19980831 19980916 155914 R00000000000021

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Gold Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have been $6,127 - a 38.73% decrease on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

Euro-Nevada Mining Corp. Ltd.    9.9

Meridian Gold, Inc.              8.7

Getchell Gold Corp.              8.4

Franco Nevada Mining Corp. Ltd.  6.3

Prime Resources Group, Inc.      5.8

Normandy Mining Ltd.             5.4

Stillwater Mining Co.            4.8

Placer Dome, Inc.                4.4

Homestake Mining Co.             4.3

Newmont Gold Co.                 4.0

TOP INDUSTRIES AS OF AUGUST 31, 1998
GOLD ORES 70.1%
GOLD & SILVER ORES 15.6%
SILVER ORES 4.6%
MISCELLANEOUS
NONMETALLIC MINERALS 3.2%
INVESTMENT MANAGERS 3.1%
ALL OTHERS 3.4%
ROW: 1, COL: 1, VALUE: 3.3
ROW: 1, COL: 2, VALUE: 3.1
ROW: 1, COL: 3, VALUE: 3.3
ROW: 1, COL: 4, VALUE: 4.6
ROW: 1, COL: 5, VALUE: 15.6
ROW: 1, COL: 6, VALUE: 70.09999999999999
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

GOLD PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of George Domolky)

George Domolky,
Portfolio Manager
of Fidelity Select
Gold Portfolio
Q. HOW DID THE FUND PERFORM, GEORGE?
A. Not well at all. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -41.79% and -56.42%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively, over the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Natural Resources Index - an index of 96 stocks designed to measure the performance of companies in the natural resource sector - which returned -24.09% and -26.69% over the same six- and 12-month periods, respectively.
Q. WHAT ACCOUNTED FOR THE FUND'S POOR PERFORMANCE?
A. The primary factor influencing the performance of the fund is typically the price of gold. Unfortunately, gold continued to weaken, getting as low as $271 per ounce in August. Gold was weak for several reasons. For one thing, the European Economic Community central bank decided to hold 15% of its currency reserves in gold, which was somewhat below expectations. Another contributing factor was the ongoing currency crisis in Asia, where the region's weaker currencies made gold more expensive, thereby reducing demand for gold jewelry. Finally, the recent turmoil in Russia added to the gold market's negative psychology, raising fears that Russia would sell gold to help support its weakening currency, the ruble. The Goldman Sachs index, though more similar to the fund in composition than the S&P 500, includes the stocks of companies involved with not only gold and other precious metals, but also copper, nickel, oil, gas, lumber and other natural resources. This greater diversification enabled the Goldman Sachs index to post a better return than the fund did.
Q. WHAT STRATEGY DID YOU EMPLOY IN SUCH A CHALLENGING ENVIRONMENT?
A. I continued to invest in selected United States and Canadian mining companies with good cash flows and cost structures that allow them to be profitable despite low commodity prices. In addition, the fund held a few stocks of companies in South America, Australia and elsewhere. Although foreign investments carry greater risk than U.S. investments, their profit potential made these stocks attractive investments. Finally, I continued to look for opportunities to diversify the fund's holdings by investing in companies involved in the exploration and production of diamonds, platinum, palladium and silver.
Q. WHAT HOLDINGS HELPED THE FUND'S PERFORMANCE?
A. Stillwater Mining, a major producer of platinum and palladium, held its ground relatively well based on the company's established production record and the surging price of palladium. Aluminum Company of America, which had a slightly positive impact on performance, is another example of a diversification effort that paid off well on a relative basis. I subsequently sold this stock.
Q. WHAT HOLDINGS DISAPPOINTED YOU?
A. The stock of Getchell Gold, the fund's third-largest holding at the end of the period, continued to weaken. Weaker gold prices resulted in investors favoring established producers over exploration companies like Getchell Gold. Newmont Gold also detracted from performance, as the falling price of the yellow metal once again hurt this stock badly because of the company's policy of not hedging its gold production. Hedging - selling gold in the futures or forward markets for future delivery - is used by many gold mining companies to help protect them from falling prices. Greenstone Resources - another poorly performing stock - ran into problems when the company reported production numbers below the market's expectations.
Q. WHAT'S YOUR OUTLOOK, GEORGE?
A. You would have to go back to the late 1970s to find gold prices lower than we have seen recently. However, in most parts of the world, gold still acts as a currency of last resort. When the Far East recovers from its present malaise, demand from that part of the world should increase. Furthermore, central bank gold sales will likely decrease in 1999, when we have passed the year-end cutoff point for participating countries of the European Economic Community to adjust their currency reserves prior to phasing in the region's new currency, the euro. Another positive factor is the recent change in the fund's charter - reflected in the deletion of "American" from the fund's name on June 1, 1998 - that allows me to invest in high-quality precious metals mining companies worldwide. Regardless of the supply and demand considerations for gold, the fund should be well served by its worldwide focus and its emphasis on strong companies with healthy balance sheets and the capability to add meaningfully to production. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


FUND FACTS
START DATE: December 16, 1985
FUND NUMBER: 041
TRADING SYMBOL: FSAGX
SIZE: as of August 31, 1998, more than
$123 million
MANAGER: George Domolky, since 1997;
manager, Fidelity Select Precious Metals and
Minerals Portfolio, since 1997; Fidelity Canada
Fund, 1987-1996; Fidelity Select Food and
Agriculture Portfolio, 1985-1987; joined Fidelity in 1981
(checkmark)
GOLD PORTFOLIO

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)


Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 98.0%

                                                         SHARES                     VALUE (NOTE 1)

AUSTRALIA - 6.3%

METALS & MINING - 0.1%

METAL MINING SERVICES - 0.1%

Acacia Resources Ltd.                                     100,000                   $ 89,372

PRECIOUS METALS - 6.2%

GOLD & SILVER ORES - 5.4%

Normandy Mining Ltd.                                      11,544,508                 6,637,428

GOLD ORES - 0.8%

Delta Gold NL                                             200,000                    183,299

Lihir Gold Ltd. (a)                                       400,000                    357,489

Resolute Ltd. (a)                                         800,000                    450,846

                                                                                     991,634

TOTAL PRECIOUS METALS                                                                7,629,062

TOTAL AUSTRALIA                                                                      7,718,434

CANADA - 57.5%

METALS & MINING - 3.5%

METAL MINING - 0.1%

Morgain Minerals, Inc. (a)                                295,000                    58,304

Romarco Minerals, Inc. (a)                                5,000                      4,782

                                                                                     63,086

METAL MINING SERVICES - 0.2%

Minefinders Corp. Ltd. (a)                                297,600                    159,378

Minefinders Corp. Ltd. (a)(c)                             200,000                    107,109

                                                                                     266,487

MISCELLANEOUS NONMETALLIC MINERALS - 3.2%

Aber Resources Ltd. (a)                                   291,700                    1,543,583

Archangel Diamond Corp. (a)                               19,600                     6,248

Camphor Ventures, Inc. (a)                                14,100                     5,843

DIA Metropolitan Minerals Ltd. (a):

Class A (sub-vtg.)                                        50,650                     557,037

Class B (multi-vtg.)                                      172,400                    1,857,545

                                                                                     3,970,256

TOTAL METALS & MINING                                                                4,299,829

OIL & GAS - 0.4%

OIL & GAS FIELD EXPLORATION SERVICES - 0.4%

Southwestern Gold Corp. (a)                               207,500                    420,689

PRECIOUS METALS - 53.6%

GOLD & SILVER ORES - 0.9%

Goldcorp, Inc. Class A (a)                                129,500                    330,252

Mentor Exploration & Development                          188,000                    299,649
Co. Ltd. (d)

Richmont Mines, Inc. (a)                                  187,300                    423,918

                                                                                     1,053,819

GOLD ORES - 52.7%

Agnico-Eagle Mines Ltd.                                   40,000                     110,934

Argosy Mining Corp. (a)                                   55,000                     6,312



                                                         SHARES                     VALUE (NOTE 1)

Argosy Mining Corp. (a)(c)                                375,000                   $ 43,035

Barrick Gold Corp.                                        4,100                      53,194

Brazilian Resources, Inc. (a)                             580,000                    85,049

Cambior, Inc.                                             829,700                    3,491,246

Canarc Resource Corp. (a)                                 530,000                    40,548

Cathedral Gold Corp. (a)                                  79,000                     7,555

Crown Resources Corp. (a)                                 307,700                    846,175

Euro-Nevada Mining Corp. Ltd.                             1,221,400                  12,069,939

Francisco Gold Corp. (a)                                  182,200                    929,295

Francisco Gold Corp. (a)(c)                               144,500                    737,010

Franco Nevada Mining Corp. Ltd.                           565,500                    7,679,407

Franco Nevada Mining Corp. Ltd. (c)                       106,900                    1,451,686

Franco Nevada Mining Corp. Ltd.                           33,334                     255,026
Class B warrants 9/15/98 (a)(c)

Geomaque Explorations Ltd. (a)                            678,100                    466,910

Golden Knight Resources, Inc. (a)                         853,200                    244,782

Golden Queen Mining Co. Ltd. (a)                          120,800                    46,210

Greenstone Resources Ltd. (a)                             2,229,800                  2,430,958

Greenstone Resources Ltd. (a)(c)                          120,000                    130,826

High River Gold Mines Ltd. (a)                            60,000                     14,919

Indochina Goldfields Ltd. (a)                             20,000                     12,113

Indochina Goldfields Ltd. (a)(c)                          100,000                    60,567

IAMGOLD International African Mining Gold Corp. (a)       175,200                    277,014

IAMGOLD International African Mining Gold Corp. (a)(c)    60,000                     94,868

Kinross Gold Corp. (a)                                    1,723,100                  2,966,127

Kinross Gold Corp. (a)(c)                                 320,000                    550,845

Meridian Gold, Inc. (a)                                   3,539,700                  10,606,688

Metallica Resources, Inc. (a)(d)                          1,042,100                  478,363

Metallica Resources, Inc. (a)(c)(d)                       100,000                    45,904

Mountain Province Mining, Inc. (a)                        874,900                    1,115,588

Nevsun Resources Ltd. (a)                                 612,000                    163,876

Oliver Gold Corp. (a)                                     273,800                    19,202

Orvana Minerals Corp. (a)                                 3,600                      2,295

Placer Dome, Inc.                                         675,400                    5,361,001

Prime Resources Group, Inc.                               1,161,900                  7,074,367

Queenston Mining, Inc. (a)                                254,000                    71,253

Repadre Capital Corp. (a)                                 156,200                    248,964

Repadre Capital Corp. (a)(c)                              155,000                    247,051

Rio Narcea Gold Mines Ltd. (a)                            193,000                    295,314

Samax Gold, Inc. (a)                                      75,000                     248,645

Samax Gold, Inc. (a)(c)                                   240,000                    795,665

Silver Standard Resources, Inc. (a)                       170,000                    109,468

Sudbury Contact Mines Ltd. (a)                            114,800                    36,595

Sutton Resources Ltd. (a)                                 81,700                     190,121

Teck Corp. Class B (sub-vtg.)                             86,000                     507,172

TVI Pacific, Inc. (a)                                     1,917,000                  61,109

TVI Pacific, Inc. (c)                                     96,000                     3,060

TVX Gold, Inc. (a)                                        1,207,900                  1,347,673

COMMON STOCKS - CONTINUED

                                                         SHARES                     VALUE (NOTE 1)

CANADA - CONTINUED

PRECIOUS METALS - CONTINUED

GOLD ORES - CONTINUED

Vengold, Inc. (a)                                         215,000                   $ 130,220

Viceroy Resources Corp. (a)                               130,000                    165,763

                                                                                     64,427,907

TOTAL PRECIOUS METALS                                                                65,481,726

TOTAL CANADA                                                                         70,202,244

FRANCE - 0.4%

PRECIOUS METALS - 0.4%

GOLD ORES - 0.4%

Guyanor Resources SA Class B (a)                          493,440                    475,036

GHANA - 1.6%

PRECIOUS METALS - 1.6%

GOLD ORES - 1.6%

Ashanti Goldfields Co. Ltd. GDR                           316,422                    1,977,638

MEXICO - 0.9%

PRECIOUS METALS - 0.9%

GOLD & SILVER ORES - 0.9%

Industrias Penoles SA                                     470,000                    1,117,711

PERU - 4.6%

PRECIOUS METALS - 4.6%

SILVER ORES - 4.6%

Compania de Minas Buenaventura SA:

Series A sponsored ADR                                    274,445                    1,116,448

Series T sponsored ADR                                    1,146,549                  4,219,617

sponsored ADR Class B                                     41,700                     317,963

                                                                                     5,654,028

UNITED STATES OF AMERICA - 26.7%

PRECIOUS METALS - 23.0%

GOLD & SILVER ORES - 8.4%

Getchell Gold Corp. (a)                                   1,139,648                  10,256,832

GOLD ORES - 14.6%

Battle Mountain Gold Co.                                  36,000                     110,250

Homestake Mining Co.                                      598,800                    5,314,350

Newmont Gold Co.                                          328,000                    4,879,000

Newmont Mining Corp.                                      70,440                     964,148

Stillwater Mining Co. (a)                                 335,600                    5,893,975

Stillwater Mining Co. (a)(c)                              39,600                     695,582

                                                                                     17,857,305

TOTAL PRECIOUS METALS                                                                28,114,137

SECURITIES INDUSTRY - 3.1%

INVESTMENT MANAGERS - 3.1%

Pioneer Group, Inc.                                       207,500                    3,722,031



                                                         SHARES                     VALUE (NOTE 1)

SERVICES - 0.6%

JEWELRY, PRECIOUS METAL - 0.6%

Lazare Kaplan International, Inc. (a)                     85,300                    $ 709,056

TOTAL UNITED STATES OF AMERICA                                                       32,545,224

TOTAL COMMON STOCKS                                                    119,690,315
(Cost $250,924,998)


CASH EQUIVALENTS - 2.0%



Taxable Central Cash Fund (b)           2,484,808                  2,484,808
(Cost 2,484,808)

TOTAL INVESTMENT IN SECURITIES - 100%              $ 122,175,123
(Cost $253,409,806)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,218,234 or 4.2% of net assets.
(d) Affiliated company (see Note 10 of Notes to Financial Statements).

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $29,745,387 and $28,133,128, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,880 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliated are as follows:

                           PURCHASES SALES DIVIDEND VALUE
AFFILIATE                  COST      COST  INCOME
Mentor Exploration & Development
 Co. Ltd.                  $ -       $ -   $ -      $ 299,649
Metallica Resources, Inc.  -         -     -        524,267
TOTALS                     $ -       $ -   $ -      $ 823,916

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $254,648,282. Net unrealized depreciation aggregated $132,473,159, of which $5,944,069 related to appreciated investment securities and $138,417,228 related to depreciated investment securities.
At February 28, 1998, the fund had a capital loss carryforward of approximately $35,849,000 all of which will expire on February 28, 2006.
The fund intends to elect to defer to its fiscal year ending February 28, 1999 approximately $7,830,000 of losses recognized during the period November 1, 1997 to February 28, 1998

GOLD PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                     $ 122,175,123
securities, at
value
(cost
$253,409,80
6) -
See
accompanyin
g schedule

Receivable for                     2,772,605
investments
sold

Receivable for                     662,371
fund shares
sold

Dividends                          267,616
receivable

Interest                           15,513
receivable

Redemption fees                    2,867
receivable

Other                              3,500
receivables

 TOTAL ASSETS                      125,899,595

LIABILITIES

Payable for          $ 2,086,659
fund shares
redeemed

Accrued               76,565
management
fee

Other payables        178,852
and
accrued
expenses

 TOTAL LIABILITIES                 2,342,076

NET ASSETS                        $ 123,557,519

Net Assets
consist of:

Paid in capital                   $ 300,943,298

Accumulated                        (3,368,524)
net investment
loss

Accumulated                        (42,779,829)
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                     (131,237,426)
appreciation
(depreciation)
on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                   $ 123,557,519
13,998,026
shares
outstanding

NET ASSET                          $8.83
VALUE and
redemption
price per
share
($123,557,5
19 (divided by)
13,998,026
shares)

Maximum                            $9.10
offering price
per share
(100/97.00
of $8.83)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 792,460
INCOME
Dividends

Interest                            142,907
(including
income on
securities
loaned of
$10,629)

 TOTAL INCOME                       935,367

EXPENSES

Management          $ 604,110
fee

Transfer agent       801,919
fees

Accounting and       103,603
security
lending fees

Non-interested       517
trustees'
compensation

Custodian fees       56,858
and expenses

Registration fees    32,693

Audit                13,065

Legal                613

Reports to           42,061
shareholders

Miscellaneous        200

 Total expenses      1,655,639
before
reductions

 Expense             (22,875)       1,632,764
reductions

NET INVESTMENT                      (697,397)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          2,473,250
securities

 Foreign             (19,129)       2,454,121
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (93,843,711)
securities

 Assets and          (6,260)        (93,849,971)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                     (91,395,850)

NET INCREASE                       $ (92,093,247)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 314,117
INFORMATION
Sales charges
paid to FDC

 Sales charges                     $ 310,413
- Retained by
FDC

 Deferred sales                    $ 10,596
charges
withheld
 by FDC

 Exchange fees                     $ 44,850
withheld by
FSC

 Expense                           $ 22,821
reductions
 Directed
brokerage
arrangements

  Transfer                          54
agent credits

                                   $ 22,875

STATEMENT OF CHANGES IN NET ASSETS
INCREASE          SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN     AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS        (UNAUDITED)       1998

Operations        $ (697,397)       $ (1,879,396)
Net
investment
income (loss)

 Net realized      2,454,121         (42,330,692)
gain (loss)

 Change in net     (93,849,971)      (126,678,432)
unrealized
appreciation
(depreciation)

 NET INCREASE      (92,093,247)      (170,888,520)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

 Distributions     -                 (17,386,044)
to
shareholders
from net
realized gain

Share              157,080,280       510,192,668
transactions
Net proceeds
from sales of
shares

 Reinvestment      -                 17,026,797
of
distributions

 Cost of shares    (161,861,963)     (549,713,586)
redeemed

 NET INCREASE      (4,781,683)       (22,494,121)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption        764,187           2,333,972
fees

  TOTAL            (96,110,743)      (208,434,713)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of      219,668,262       428,102,975
period

 End of period    $ 123,557,519     $ 219,668,262
(including
accumulate
d net
investment
loss of
$3,368,52
4 and
$2,671,12
7,
respectively)

OTHER
INFORMATION
Shares

 Sold              10,503,999        26,655,922

 Issued in         -                 755,071
reinvestment
of
distributions

 Redeemed          (10,982,776)      (28,111,853)

 Net increase      (478,777)         (700,860)
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

Net asset               $ 15.17      $ 28.21       $ 27.11    $ 18.44       $ 22.66       $ 14.15
value,
beginning
of period

Income from
Investment
Operation
s

 Net                     (.05)        (.13)         (.16)      (.06)         (.05)         (.11)
investment
income
(loss) D

 Net                     (6.34)       (11.78)       1.60       8.62          (4.25)        8.44
realized
and
unrealized
gain (loss)

 Total from              (6.39)       (11.91)       1.44       8.56          (4.30)        8.33
investment
operations

Less
Distributio
ns

 From net                -            (1.29)        (.50)      -             -             -
realized
gain

Redemption               .05          .16           .16        .11           .08           .18
fees
added to
paid in
capital

Net asset               $ 8.83       $ 15.17       $ 28.21    $ 27.11       $ 18.44       $ 22.66
value, end
of period

TOTAL                    (41.79)%     (43.15)%      6.10%      47.02%        (18.62)%      60.14%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,             $ 123,558    $ 219,668     $ 428,103  $ 451,493     $ 278,197     $ 347,406
end of
period
(000
omitted)

Ratio of                 1.58% A      1.55%         1.44%      1.39%         1.41%         1.50%
expenses
to average
net assets

Ratio of                 1.56% A, E   1.48% E       1.42% E    1.39%         1.41%         1.49% E
expenses
to average
net assets
after
expense
reductions

Ratio of net             (.67)% A     (.67)%        (.59)%     (.27)%        (.22)%        (.51)%
investment
income
(loss) to
average
net assets

Portfolio                29% A        89%           63%        56%           34%           39%
turnover
rate

Average                 $ .0193      $ .0193       $ .0270
commissio
n rate F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


NATURAL RESOURCES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                  PAST 6   PAST 1   LIFE OF
AUGUST 31, 1998                MONTHS   YEAR     FUND

SELECT NATURAL RESOURCES       -27.25%  -31.04%  -21.93%

SELECT NATURAL RESOURCES       -29.50%  -33.18%  -24.35%
(LOAD ADJ.)

S&P 500                        -8.10%   8.10%    23.35%

GS Natural Resources           -24.09%  -26.69%  -11.03%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on March 3, 1997. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                       PAST 1   LIFE OF
AUGUST 31, 1998                     YEAR     FUND

SELECT NATURAL RESOURCES            -31.04%  -15.25%

SELECT NATURAL RESOURCES            -33.18%  -17.02%
(LOAD ADJ.)

S&P 500                             8.10%    15.06%

GS Natural Resources                -26.69%  -7.51%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER LIFE OF FUND

Select Natural Resources S&P 500
$12,335
$7,565
$

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Resources Portfolio on March 3, 1997 when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have been $7,565 - a 24.35% decrease on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,335 - a 23.35% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                % OF FUND'S
                                INVESTMENTS

Total SA sponsored ADR          6.9

USX-Marathon Group              6.3

Elf Aquitaine SA sponsored ADR  5.5

Amoco Corp.                     5.4

Chevron Corp.                   4.5

Texaco, Inc.                    4.2

Exxon Corp.                     4.2

Tosco Corp.                     3.6

Phillips Petroleum Co.          3.2

Amerada Hess Corp.              3.0

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 19.4
ROW: 1, COL: 2, VALUE: 2.0
ROW: 1, COL: 3, VALUE: 7.9
ROW: 1, COL: 4, VALUE: 12.1
ROW: 1, COL: 5, VALUE: 23.3
ROW: 1, COL: 6, VALUE: 35.3
OIL & GAS EXPLORATION 35.3%
CRUDE PETROLEUM & GAS 23.4%
PETROLEUM REFINERS 12.1%
OIL & GAS SERVICES 7.9%
OIL FIELD EQUIPMENT 2.0%
ALL OTHERS 19.3%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS
NATURAL RESOURCES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Lawrence Rakers)

Lawrence Rakers,
Portfolio Manager
of Fidelity Select
Natural Resources Portfolio
Q. HOW DID THE FUND PERFORM, LARRY?
A. For the six months that ended August 31, 1998, the fund returned -27.25%, underperforming the Standard & Poor's 500 index, which returned -8.10%. For the 12 months that ended August 31, 1998, the fund returned -31.04%. During the same 12-month period, the S&P 500 returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Natural Resources index - an index of 96 stocks designed to measure the performance of companies in the natural resource sector - which returned -24.09% and -26.69% over the same six- and 12-month periods, respectively.
Q. WHAT FACTORS HURT THE FUND'S PERFORMANCE DURING THE PERIOD?
A. The financial crisis in Asia and most recently in Russia have been the primary causes for declining commodity prices. Most natural resources commodities - with the exception of palladium, platinum and silver - are down about 25% to 35% over the past year. Natural resources stock prices move in close tandem with commodity prices, so it has been a difficult environment for the fund. Historically, Asia has represented about 40% of the annual increase in demand for most commodities. Since demand for a typical commodity grows between 2% to
2    % each year, difficulties in Asia have resulted in a decline in annual demand growth, causing a severe decline in commodity prices. In addition, investor sentiment has been negative toward this sector, causing further downward pressure on stock prices.
Q. WHAT FACTORS CAUSED THE STEEP DECLINE IN OIL PRICES?
A. With regard to oil, we had one of the warmest weather patterns in recent history in the U.S., Europe and Asia, causing lower demand for the commodity. Reduced demand, combined with financial instability in Asian and emerging markets, resulted in the price of a barrel of oil losing about 40% of its value during the period.
Q. IN LIGHT OF THE NEGATIVE ENVIRONMENT, WERE THERE ANY SPECIFIC STRATEGIES YOU UTILIZED TO MINIMIZE RISKS TO THE FUND?
A. I increased the fund's holdings in energy stocks because there is a possibility that OPEC will cut production, causing a rise in oil prices and an appreciation in the price of energy stocks. I also focused on integrated oil companies such as Texaco, Exxon, USX-Marathon and Total SA. These companies' balance sheets looked good, and they are diversified organizations that produce oil and gas, and have refining and chemical operations. As a result, they tend to have more stable earnings growth and offer higher dividend yields than some of the non-integrated energy companies. More recently, I put about 9% of the portfolio into energy service companies and drillers such as Schlumberger. I believed these stocks could outperform other natural resources stocks if oil prices rebound.
Q. WHAT STOCKS OR STRATEGIES HELPED THE FUND'S PERFORMANCE? WHAT WERE THE DISAPPOINTMENTS?
A. There were a couple of factors that helped the fund's performance. First, the fund was overweighted in integrated oil companies such as Texaco, Exxon and British Petroleum relative to the rest of the natural resources sector. The valuations and earnings of these companies were more stable than most stocks in the sector. On the negative side, while the fund had limited exposure to gold, just about every gold stock in the fund performed poorly. The supply and demand picture for gold indicates that we consume more than we mine, which should be good for gold prices. However, it is difficult to predict the direction of gold prices. The central banks of governments around the world hold huge reserves of gold and many have been selling recently, putting downward pressure on prices.
Q. WHAT'S YOUR OUTLOOK FOR THE NATURAL RESOURCES SECTOR?
A. The continued decline in commodity prices seems to be telling us that Asia isn't getting better any time soon. Of course, no one really knows how long it will take for Asia to rebound, so I will continue to focus on individual stock selection and picking companies that I think have the best business prospects and earnings outlooks. I believe the natural resources sector is setting itself up for a great rally; the only problem is that it is impossible to say exactly when it is going to happen. Commodity prices have been beaten down for an extended period and producers have responded by not adding to supply. We can have a strong rally when demand picks up because commodity prices would spike upward quickly during the lag time before supply increases. In addition, when we start to see some global financial stability - and assuming the U.S. and Europe continue to do well - we may see signs of inflation. This sector traditionally has been a great tool for hedging against a period of inflation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: March 3, 1997
FUND NUMBER: 514
TRADING SYMBOL: FNATF
SIZE: as of August 31, 1998, more than $4 million
MANAGER: Lawrence Rakers, since inception;
manager, Fidelity Select Energy Portfolio, since
1997; Fidelity Select Paper and Forest Products
Portfolio, 1996-1997; Fidelity Select American
Gold Portfolio, 1995-1997; Fidelity Select
Precious Metals and Minerals Portfolio,
1996-1997; joined Fidelity in 1993.

NATURAL RESOURCES PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.8%
 SHARES VALUE (NOTE 1)
CHEMICALS & PLASTICS - 1.6%
CHEMICALS - 1.6%
du Pont (E.I.) de Nemours & Co.   800 $ 46,150
MacDermid, Inc.   400  11,100
Sasol, Ltd.   5,300  21,965
  79,215
ENERGY SERVICES - 8.7%
DRILLING - 0.8%
Helmerich & Payne, Inc.   1,000  16,250
Nabors Industries, Inc. (a)  600  7,088
Transocean Offshore, Inc.   600  14,738
  38,076
OIL & GAS SERVICES - 7.9%
BJ Services Co. (a)  2,300  29,038
Baker Hughes, Inc.   4,390  80,118
Coflexip sponsored ADR  1,400  43,925
Dresser Industries, Inc.   3,700  94,581
McDermott International, Inc.   1,100  22,069
Schlumberger Ltd.   2,100  92,006
Smith International, Inc. (a)  800  14,100
Varco International, Inc. (a)  2,600  18,525
  394,362
TOTAL ENERGY SERVICES   432,438
ENGINEERING - 0.1%
ARCHITECTS & ENGINEERS - 0.1%
Stolt Comex Seaway SA Class A
 sponsored ADR (a)  700  4,025
Stolt Comex Seaway SA  400  3,300
  7,325
GAS - 0.1%
GAS DISTRIBUTION - 0.1%
MCN Energy Group, Inc.   400  7,025
METALS & MINING - 2.1%
METAL MINING - 0.2%
Breakwater Resources Ltd. (a)  13,700  6,988
Columbia Metals Ltd. (a)  20,100  897
  7,885
MISCELLANEOUS NONMETAL MINERALS - 0.1%
Camphor Ventures, Inc. (a)  16,400  6,796
PRIME NONFERROUS SMELTING - 1.8%
Aluminum Co. of America  1,500  89,804
TOTAL METALS & MINING   104,485
OIL & GAS - 72.8%
CRUDE PETROLEUM & GAS - 23.4%
Anadarko Petroleum Corp.   1,600  46,000
Burlington Resources, Inc.   457  13,510
Canadian Occidental Petroleum Ltd.   400  4,782
EEX Corp. (a)  1,000  4,438
ENI Spa sponsored ADR  1,000  50,625
Elf Aquitaine SA sponsored ADR  5,600  273,700
Enron Oil & Gas Co.   400  5,200
Louis Dreyfus Natural Gas Corp. (a)  800  9,050
Magnum Hunter Resources, Inc. (a)  2,600  8,125
Occidental Petroleum Corp.   4,200  77,700
Oryx Energy Co. (a)  2,300  28,606

 SHARES VALUE (NOTE 1)
Paramount Resources Ltd. (c)  2,600 $ 19,063
Penn West Petroleum Ltd. (a)  500  4,383
Petrobras PN (Pfd. Reg.)  727,800  74,281
Plains Resources, Inc. (a)  3,300  50,738
Rio Alto Exploration Ltd. (a)  2,300  18,476
Suncor Energy, Inc.   1,600  44,731
Total SA sponsored ADR  7,200  346,050
Ulster Petroleums Ltd. (a)  1,400  8,122
Vastar Resources, Inc.   800  30,400
Vintage Petroleum, Inc.   200  1,563
YPF Sociedad Anonima:
 sponsored ADR Class D  1,500  33,188
 Class D  500  11,202
  1,163,933
OIL & GAS EXPLORATION - 35.3%
Amerada Hess Corp.   3,000  147,375
Amoco Corp.   5,900  267,344
Berkley Petroleum Corp. (a)  700  3,682
Chevron Corp.   3,000  222,188
Companie Generale de
 Geophysique SA (a)  1,000  14,375
Exxon Corp.   3,200  209,400
Kerr-McGee Corp.   400  15,450
Mobil Corp.   2,100  145,163
Petro-Canada  5,200  49,729
Phillips Petroleum Co.   3,900  159,169
Texaco, Inc.   3,800  211,138
USX-Marathon Group   12,000  312,000
  1,757,013
OIL FIELD EQUIPMENT - 2.0%
Camco International, Inc.   700  35,175
Cooper Cameron Corp. (a)  1,400  29,750
EVI Weatherford, Inc. (a)  2,395  36,524
  101,449
PETROLEUM REFINERS - 12.1%
British Petroleum Co. PLC ADR  1,474  107,786
Coastal Corp. (The)  1,600  41,600
Frontier Oil Corp. (a)  16,300  87,613
Imperial Oil Ltd.   3,000  42,078
Royal Dutch Petroleum Co.
 (NY Registry Gilder 1.25)  1,300  51,675
Shell Canada Ltd. Class A  800  11,858
Shell Transport & Trading Co.
 PLC ADR  900  28,069
Tesoro Petroleum Corp. (a)  1,700  21,888
Tosco Corp.   8,200  180,400
Ultramar Diamond Shamrock Corp.   700  16,188
Valero Energy Corp.   700  12,513
  601,668
TOTAL OIL & GAS   3,624,063
PACKAGING & CONTAINERS - 0.9%
GLASS CONTAINERS - 0.9%
Owens-Illinois, Inc. (a)  1,400  43,663
PRECIOUS METALS - 3.6%
GOLD & SILVER ORES - 1.7%
Getchell Gold Corp. (a)  7,500  67,500
Industrias Penoles SA  6,500  15,458
  82,958
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - CONTINUED
GOLD ORES - 1.9%
Greenstone Resources Ltd. (a)  23,000 $ 25,075
Greenstone Resources Ltd. (a)(c)  1,500  1,635
Meridian Gold, Inc. (a)  8,400  25,171
Mountain Province Mining, Inc. (a)  1,500  1,913
Stillwater Mining Co. (a)  2,000  35,125
William Resources, Inc.
 warrants 12/31/02 (a)(c)  15,750  -
William Resources, Inc. (a)  105,000  5,355
  94,274
TOTAL PRECIOUS METALS   177,232
SHIP BUILDING & REPAIR - 0.3%
SHIP BUILDERS - 0.3%
Halter Marine Group, Inc. (a)  1,500  13,500
TRUCKING & FREIGHT - 1.6%
AIR COURIER SERVICES - 1.3%
CNF Transportation, Inc.   2,100  65,625
FREIGHT FORWARDING - 0.3%
Expeditors International of Washington, Inc.  600  16,688
TOTAL TRUCKING & FREIGHT   82,313
TOTAL COMMON STOCKS
 (Cost $6,214,884)   4,571,259
CASH EQUIVALENTS - 8.2%
Taxable Central Cash Fund (b)
 (Cost $410,114)  410,114  410,114
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $6,624,998)  $ 4,981,373

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,698 or 0.4% of net assets.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,966,085 and $5,543,246, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,392 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   71.0%
France   13.6
Canada   5.6
United Kingdom   2.7
Netherlands Antilles   1.8
Brazil   1.5
Netherlands   1.0
Italy   1.0
Others (individually less than 1%)   1.8
TOTAL  100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $6,631,435. Net unrealized depreciation aggregated $1,650,062, of which $30,239 related to appreciated investment securities and $1,680,301 related to depreciated investment securities.

NATURAL RESOURCES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

Investment in                    $ 4,981,373
securities, at
value
(cost
$6,624,998)
-
See
accompanyin
g schedule

Receivable for                    146,334
investments
sold

Receivable for                    7,532
fund shares
sold

Dividends                         23,466
receivable

Interest                          2,003
receivable

Redemption fees                   45
receivable

Receivable from                   3,633
investment
adviser for
expense
reductions

 TOTAL ASSETS                     5,164,386

LIABILITIES

Payable to             $ 19,728
custodian
bank

Payable for             145,348
investments
purchased

Payable for             36,686
fund shares
redeemed

Other payables          25,283
and
accrued
expenses

 TOTAL LIABILITIES                227,045

NET ASSETS                       $ 4,937,341

Net Assets
consist of:

Paid in capital                  $ 7,117,613

Accumulated                       (14,913)
net investment
loss

Accumulated                       (522,523)
undistributed
net realized
gain (loss) on
investments
and foreign
currency
transactions

Net unrealized                    (1,642,836)
appreciation
(depreciation)
on
investments
and assets
and liabilities
in
foreign
currencies

NET ASSETS, for                  $ 4,937,341
648,653
shares
outstanding

NET ASSET                         $7.61
VALUE and
redemption
price per
share
($4,937,341
(divided by) 648,653
shares)

Maximum                           $7.85
offering price
per share
(100/97.00
of $7.61)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                        $ 63,840
INCOME
Dividends

Interest                           13,616

 TOTAL INCOME                      77,456

EXPENSES

Management          $ 21,287
fee

Transfer agent       33,693
fees

Accounting fees      30,048
and expenses

Non-interested       14
trustees'
compensation

Custodian fees       12,476
and expenses

Registration fees    6,175

Audit                9,758

Legal                22

Reports to           1,412
shareholders

Miscellaneous        134

 Total expenses      115,019
before
reductions

 Expense             (23,558)      91,461
reductions

NET INVESTMENT                     (14,005)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized
gain (loss) on:

 Investment          (486,160)
securities

 Foreign             (334)         (486,494)
currency
transactions

Change in net
unrealized
appreciation
(depreciation)
on:

 Investment          (1,409,315)
securities

 Assets and          818           (1,408,497)
liabilities in
 foreign
currencies

NET GAIN (LOSS)                    (1,894,991)

NET INCREASE                      $ (1,908,996)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                             $ 11,601
INFORMATION
Sales charges
paid to FDC

 Sales charges                    $ 11,601
- Retained by
FDC

 Deferred sales                   $ 8
charges
withheld
 by FDC

 Exchange fees                    $ 1,725
withheld by
FSC

 Expense                          $ 759
reductions
 Directed
brokerage
arrangements

  Custodian                        53
credits

  FMR                              22,746
reimbursemen
t

                                  $ 23,558

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  MARCH 3, 1997
(DECREASE) IN      AUGUST 31, 1998   (COMMENCEMENT
NET ASSETS         (UNAUDITED)       OF OPERATIONS) TO
                                     FEBRUARY 28,
                                     1998

Operations         $ (14,005)        $ (55,268)
Net
investment
income (loss)

 Net realized       (486,494)         327,737
gain (loss)

 Change in net      (1,408,497)       (234,339)
unrealized
appreciation
(depreciation)

 NET INCREASE       (1,908,996)       38,130
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

 Distribution to    -                 (189,236)
shareholders
from net
realized gain

Share               2,675,683         19,111,951
transactions
Net proceeds
from sales of
shares

 Reinvestment       -                 187,981
of
distributions

 Cost of shares     (3,356,284)       (11,661,561)
redeemed

 NET INCREASE       (680,601)         7,638,371
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 Redemption         7,079             32,594
fees

  TOTAL             (2,582,518)       7,519,859
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 Beginning of       7,519,859         -
period

 End of period     $ 4,937,341       $ 7,519,859
(including
accumulate
d net
investment
loss of
$14,913
and $908,
respectively)

OTHER
INFORMATION
Shares

 Sold               252,814           1,783,337

 Issued in          -                 18,686
reinvestment
of
distributions

 Redeemed           (323,199)         (1,082,985)

 Net increase       (70,385)          719,038
(decrease)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
               SIX MONTHS   MARCH 3,
               ENDED        1997
               AUGUST 31,   (COMMENCEM
               1998         ENT OF
                            OPERATIONS) TO
                            FEBRUARY 28,

SELECTED       (UNAUDITED)  1998
PER-SHARE
DATA

Net asset      $ 10.46      $ 10.00
value,
beginning
of period

Income from
Investment
Operation
s

 Net            (.02)        (.09)
investment
income
(loss) D

 Net            (2.84)       .76
realized
and
unrealized
gain (loss)

 Total from     (2.86)       .67
investment
operations

Less
Distributio
ns

 From net       -            (.26)
realized
gain

Redemption      .01          .05
fees
added to
paid in
capital

Net asset      $ 7.61       $ 10.46
value, end
of period

TOTAL           (27.25)%     7.30%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

Net assets,    $ 4,937      $ 7,520
end of
period
(000
omitted)

Ratio of        2.50% A, E   2.50% A, E
expenses
to average
net assets

Ratio of        2.48% A, F   2.48% A, F
expenses
to average
net assets
after
expense
reductions

Ratio of net    (.38)% A     (.86)% A
investment
income
(loss) to
average
net assets

Portfolio       148% A       165% A
turnover
rate

Average        $ .0213      $ .0111
commissio
n rate G


A ANNUALIZED B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 8 OF NOTES
TO FINANCIAL STATEMENTS). C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET
INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION
OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 8 OF NOTES TO
FINANCIAL STATEMENTS). F FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE
FUND'S  EXPENSES (SEE NOTE 8 OF NOTES TO FINANCIAL STATEMENTS). G A FUND
IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


PRECIOUS METALS AND MINERALS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED            PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998          MONTHS   YEAR     YEARS    YEARS

SELECT PRECIOUS METALS   -38.81%  -54.12%  -57.35%  -40.48%
AND MINERALS

SELECT PRECIOUS METALS   -40.72%  -55.57%  -58.70%  -42.34%
AND MINERALS
(LOAD ADJ.)

S&P 500                  -8.10%   8.10%    131.21%  382.74%

GS Natural Resources     -24.09%  -26.69%  n/a      n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Natural Resources Index - a market capitalization-weighted index of 96 stocks designed to measure the performance of companies in the natural resource sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                        PAST 1   PAST 5   PAST 10
AUGUST 31, 1998                      YEAR     YEARS    YEARS

SELECT PRECIOUS METALS AND MINERALS  -54.12%  -15.67%  -5.06%

SELECT PRECIOUS METALS AND MINERALS  -55.57%  -16.21%  -5.36%
(LOAD ADJ.)

S&P 500                              8.10%    18.25%   17.05%

GS Natural Resources                 -26.69%  n/a      n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Precious Metals&Minerals    S&P 500
             00061                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9045.25                    10426.00
  1988/10/31       9376.67                    10715.84
  1988/11/30       9724.25                    10562.61
  1988/12/31       9318.15                    10747.45
  1989/01/31       9705.71                    11534.17
  1989/02/28      10017.43                    11246.96
  1989/03/31      10017.43                    11509.02
  1989/04/30       9562.48                    12106.34
  1989/05/31       9107.52                    12596.64
  1989/06/30       9823.66                    12524.84
  1989/07/31      10093.26                    13655.84
  1989/08/31      10295.46                    13923.49
  1989/09/30      10657.74                    13866.40
  1989/10/31      10649.32                    13544.70
  1989/11/30      12005.76                    13821.02
  1989/12/31      12315.11                    14152.72
  1990/01/31      13295.88                    13203.07
  1990/02/28      12153.07                    13373.39
  1990/03/31      11624.30                    13727.79
  1990/04/30      10430.32                    13384.59
  1990/05/31      11027.31                    14689.59
  1990/06/30      10225.63                    14589.70
  1990/07/31      10848.21                    14543.01
  1990/08/31      10959.08                    13228.33
  1990/09/30      10711.75                    12584.11
  1990/10/31       9509.24                    12529.99
  1990/11/30       9338.67                    13339.43
  1990/12/31       9719.88                    13711.60
  1991/01/31       8664.88                    14309.43
  1991/02/28       9443.16                    15332.55
  1991/03/31       9261.56                    15703.60
  1991/04/30       9235.62                    15741.29
  1991/05/31       9754.47                    16421.31
  1991/06/30      10394.39                    15669.22
  1991/07/31      10394.39                    16399.40
  1991/08/31       9304.80                    16788.07
  1991/09/30       9495.04                    16507.71
  1991/10/31      10134.96                    16728.91
  1991/11/30      10454.92                    16054.73
  1991/12/31       9869.33                    17891.40
  1992/01/31      10078.75                    17558.62
  1992/02/29       9555.18                    17786.88
  1992/03/31       9179.96                    17440.03
  1992/04/30       8638.93                    17952.77
  1992/05/31       9206.13                    18040.74
  1992/06/30       9258.07                    17771.93
  1992/07/31       9380.47                    18498.80
  1992/08/31       8960.84                    18119.58
  1992/09/30       8593.66                    18333.39
  1992/10/31       8042.90                    18397.56
  1992/11/30       7570.81                    19024.91
  1992/12/31       7711.30                    19258.92
  1993/01/31       7898.08                    19420.70
  1993/02/28       8769.71                    19684.82
  1993/03/31       9961.54                    20100.17
  1993/04/30      11571.39                    19613.74
  1993/05/31      13101.20                    20139.39
  1993/06/30      13314.66                    20197.79
  1993/07/31      15049.04                    20117.00
  1993/08/31      13537.02                    20879.44
  1993/09/30      12469.71                    20718.67
  1993/10/31      14239.66                    21147.54
  1993/11/30      14212.98                    20946.64
  1993/12/31      16318.97                    21200.10
  1994/01/31      15643.88                    21920.90
  1994/02/28      14959.80                    21326.84
  1994/03/31      14806.78                    20396.99
  1994/04/30      14807.38                    20658.07
  1994/05/31      14834.40                    20996.87
  1994/06/30      15131.63                    20482.44
  1994/07/31      15708.07                    21154.27
  1994/08/31      16824.93                    22021.59
  1994/09/30      18112.92                    21482.06
  1994/10/31      17410.38                    21965.41
  1994/11/30      15545.95                    21165.43
  1994/12/31      16132.77                    21479.31
  1995/01/31      13322.31                    22036.27
  1995/02/28      13933.67                    22895.02
  1995/03/31      15348.03                    23570.66
  1995/04/30      15475.78                    24264.81
  1995/05/31      15284.16                    25234.68
  1995/06/30      15466.65                    25820.88
  1995/07/31      16105.39                    26677.10
  1995/08/31      16324.39                    26744.06
  1995/09/30      16370.01                    27872.66
  1995/10/31      14326.04                    27773.15
  1995/11/30      15329.78                    28992.39
  1995/12/31      15594.05                    29550.79
  1996/01/31      18863.03                    30556.70
  1996/02/29      19192.68                    30839.96
  1996/03/31      19082.79                    31136.95
  1996/04/30      19514.84                    31595.90
  1996/05/31      20643.87                    32410.76
  1996/06/30      17770.80                    32534.25
  1996/07/31      17550.50                    31096.88
  1996/08/31      18505.13                    31752.72
  1996/09/30      17734.09                    33539.76
  1996/10/31      17587.22                    34464.79
  1996/11/30      16706.02                    37069.98
  1996/12/31      16439.83                    36335.62
  1997/01/31      15733.04                    38605.87
  1997/02/28      17991.10                    38908.54
  1997/03/31      15319.97                    37309.79
  1997/04/30      14301.09                    39537.19
  1997/05/31      14539.75                    41944.21
  1997/06/30      13034.37                    43823.31
  1997/07/31      12520.34                    47310.33
  1997/08/31      12584.59                    44660.01
  1997/09/30      13172.06                    47106.04
  1997/10/31      10959.89                    45532.69
  1997/11/30       8463.16                    47640.40
  1997/12/31       9059.81                    48458.39
  1998/01/31       9977.72                    48994.34
  1998/02/28       9436.15                    52527.81
  1998/03/31      10069.51                    55217.76
  1998/04/30      11042.50                    55773.25
  1998/05/31       9353.54                    54814.51
  1998/06/30       7967.49                    57041.07
  1998/07/31       7774.73                    56433.58
  1998/08/31       5766.18                  48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980903 155559 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Precious Metals and Minerals Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have been $5,766 - a 42.34% decrease on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                 % OF FUND'S
                                 INVESTMENTS

Meridian Gold, Inc.              10.4

Normandy Mining Ltd.             10.2

Euro-Nevada Mining Corp. Ltd.    8.7

Getchell Gold Corp.              8.0

Franco Nevada Mining Corp. Ltd.  6.8

Anglogold Ltd. sponsored ADR     4.0

Anglogold Ltd.                   3.7

Homestake Mining Co.             3.6

Prime Resources Group, Inc.      3.4

Lihir Gold Ltd.                  3.3

TOP INDUSTRIES AS OF AUGUST 31, 1998
GOLD ORES 64.4%
GOLD & SILVER ORES 27.3%
METAL MINING SERVICES 2.7%
INVESTMENT MANAGERS 2.4%
SILVER ORES 1.4%
ALL OTHERS 1.8%
ROW: 1, COL: 1, VALUE: 1.8
ROW: 1, COL: 2, VALUE: 1.4
ROW: 1, COL: 3, VALUE: 2.4
ROW: 1, COL: 4, VALUE: 2.7
ROW: 1, COL: 5, VALUE: 27.3
ROW: 1, COL: 6, VALUE: 64.40000000000001
% OF FUND'S INVESTMENTS

PRECIOUS METALS AND MINERALS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of George Domolky)

George Domolky,
Portfolio Manager of
Fidelity Select Precious Metals and Minerals Portfolio
Q. HOW DID THE FUND PERFORM, GEORGE?
A. The fund's performance was extremely weak. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -38.81% and -54.12%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively, over the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Natural Resources Index - an index of 96 stocks designed to measure the performance of companies in the natural resource sector - which returned -24.09% and -26.69% over the same six- and 12-month periods, respectively.
Q. WHAT ACCOUNTED FOR THE FUND'S POOR PERFORMANCE?
A. The price of gold continued to weaken, touching the level of $271 per ounce in August. The current price level is a crucial one, because many gold mines cannot produce gold profitably for less than approximately $300 per ounce. The weakness was attributable to several factors. For one thing, the European Economic Community central bank decided to hold 15% of its currency reserves in gold, which was somewhat below expectations. Adding to the downward pressure was the ongoing currency crisis in Asia, where the region's weaker currencies made gold more expensive, thereby reducing demand for gold jewelry. In addition, the lack of inflation in North America led investors to favor stocks, bonds and other assets. Finally, the recent turmoil in Russia added to the negative psychology in the gold market, raising fears that Russia would sell gold to help support its weakening currency, the ruble. The Goldman Sachs index, though more similar to the fund in composition than the S&P 500, includes the stocks of companies involved with not only gold and other precious metals but also copper, nickel, oil, gas, lumber and other natural resources. This greater diversification enabled the Goldman Sachs index to post a better return than the fund did.
Q. WHAT STRATEGY DID YOU EMPLOY IN SUCH A CHALLENGING ENVIRONMENT?
A. The fund continued its strategy of favoring Australian equities over those of South Africa, based on my judgment that Australian stocks offered good potential returns with a lower risk profile than South African mining shares, which tend to be more volatile because of their higher operating costs. In South Africa, the fund concentrated on only the highest-quality companies. Of course, any foreign investment should be viewed as carrying greater risk than U.S. investments, but many of the best gold mining investment opportunities lie outside United States borders.
Q. WHAT HOLDINGS HELPED THE FUND'S PERFORMANCE?
A. Plutonic Resources was the most positive contributor, strengthening on news that the company would be acquired by Homestake Mining. Homestake also rose in response to the takeover announcement, as well as to the company's healthy production and cash flow. Stillwater Mining, a major producer of platinum and palladium, had a slightly positive influence on the fund's performance based on the company's established production record and the surging price of palladium.
Q. WHAT HOLDINGS DISAPPOINTED YOU?
A. The stock of Getchell Gold, the fund's fourth-largest holding at the end of the period, continued to weaken. Falling gold prices generally result in investors favoring established producers over exploration companies like Getchell Gold. Normandy Mining, an Australian gold mining company, also suffered as Australian investors fled the gold market. Greenstone Resources - another poorly performing stock - ran into problems when the company reported production numbers below the market's expectations.
Q. WHAT'S YOUR OUTLOOK, GEORGE?
A. Gold prices are close to their historic lows. It should not be forgotten that in most parts of the world, gold still acts as a currency of last resort. When the Far East recovers from its present malaise, demand from that part of the world should increase. Furthermore, central bank gold sales will likely decrease in 1999, when we have passed the year-end cutoff point for participating countries of the European Economic Community to adjust their currency reserves prior to phasing in the region's new currency, the euro. Nonetheless, it is impossible to predict where gold's price will go from here. Regardless of the supply and demand considerations for gold, the fund should be well served by its emphasis on strong companies with healthy balance sheets and the capability to add meaningfully to production.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: July 14, 1981
FUND NUMBER: 061
TRADING SYMBOL: FDPMX
SIZE: as of August 31, 1998, more than
$92 million
MANAGER: George Domolky, since 1997;
manager, Fidelity Select Gold Portfolio, since
1997; Fidelity Canada Fund, 1987-1996;
Fidelity Select Food and Agriculture Portfolio,
1985-1987; joined Fidelity in 1981

PRECIOUS METALS AND MINERALS PORTFOLIO

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



COMMON STOCKS - 100.0%

                                                          SHARES                     VALUE (NOTE 1)

AUSTRALIA - 22.7%

METALS & MINING - 2.6%

METAL MINING SERVICES - 2.6%

Acacia Resources Ltd.                                      2,600,000                 $ 2,323,679

MISCELLANEOUS METAL ORES, NEC - 0.0%

Helix Resources NL (a)                                     150,000                    17,931

TOTAL METALS & MINING                                                                 2,341,610

PRECIOUS METALS - 20.1%

GOLD & SILVER ORES - 10.4%

Normandy Mining Ltd.                                       16,119,375                 9,267,714

Sons of Gwalia NL                                          77,264                     171,400

                                                                                      9,439,114

GOLD ORES - 9.7%

Centaur Mining & Exploration Ltd. (a)                      7,277,770                  1,615,720

Delta Gold NL                                              2,325,190                  2,131,019

Great Central Mines Ltd.                                   2,384,206                  1,316,493

Great Central Mines Ltd. ADR                               90,000                     151,875

Leo Shield Exploration NL (a)                              412,000                    14,072

Lihir Gold Ltd. (a)                                        3,360,000                  3,002,908

Resolute Ltd. (a)                                          950,000                    535,380

Ross Mining NL                                             100,000                    40,531

                                                                                      8,807,998

TOTAL PRECIOUS METALS                                                                 18,247,112

TOTAL AUSTRALIA                                                                       20,588,722

CANADA - 43.6%

METALS & MINING - 1.2%

METAL MINING - 0.0%

Lexacal Investment Corp. (a)                               14,875                     3,130

METAL MINING SERVICES - 0.1%

Minefinders Corp. Ltd. (a)                                 200,200                    107,216

MISCELLANEOUS NONMETALLIC MINERALS - 1.1%

Aber Resources Ltd. (a)                                    148,500                    785,814

Archangel Diamond Corp (a)                                 30,000                     9,563

DIA Metropolitan Minerals Ltd. Class B (multi-vtg.) (a)    19,500                     210,105

                                                                                      1,005,482

TOTAL METALS & MINING                                                                 1,115,828

OIL & GAS - 0.3%

CRUDE PETROLEUM & NATURAL GAS - 0.0%

Solomon Resources Ltd. (a)                                 200,000                    14,026

OIL & GAS FIELD EXPLORATION SERVICES - 0.3%

Southwestern Gold Corp. (a)                                135,000                    273,701

TOTAL OIL & GAS                                                                       287,727

PRECIOUS METALS - 42.1%

GOLD & SILVER ORES - 0.7%

Goldcorp, Inc. Class A (a)                                 253,900                    647,498



                                                          SHARES                     VALUE (NOTE 1)

GOLD ORES - 41.4%

Agnico-Eagle Mines Ltd.                                    152,000                   $ 421,549

Argosy Mining Corp. (a)                                    169,200                    19,417

Cambior, Inc.                                              213,000                    896,270

Crown Resources Corp. (a)                                  81,900                     225,225

Euro-Nevada Mining Corp. Ltd.                              800,300                    7,908,607

Francisco Gold Corp. (a)                                   43,500                     221,868

Francisco Gold Corp. (a)(b)                                54,500                     277,973

Franco Nevada Mining Corp. Ltd.                            454,000                    6,165,253

Franco Nevada Mining Corp. Ltd. (b)                        80,200                     1,089,104

Franco Nevada Mining Corp. Ltd.                            25,000                     191,266
Class B warrants 9/15/98 (a)(b)

Geomaque Explorations Ltd. (a)                             457,100                    314,739

Golden Knight Resources, Inc. (a)                          419,300                    120,296

Greenstone Resources Ltd. (a)                              651,300                    710,056

Greenstone Resources Ltd. (a)(b)                           80,000                     87,217

High River Gold Mines Ltd. (a)                             60,000                     14,919

Indochina Goldfields Ltd. (a)                              20,000                     12,113

Indochina Goldfields Ltd. (a)(b)                           70,000                     42,397

IAMGOLD International African                              69,800                     110,363
Mining Gold Corp.  (a)

Kinross Gold Corp. (a)                                     800,000                    1,377,112

Meridian Gold, Inc. (a)                                    3,159,400                  9,467,116

Metallica Resources, Inc. (a)                              448,700                    205,970

Metallica Resources, Inc. (a)(b)                           100,000                    45,904

Mountain Province Mining, Inc. (a)                         336,700                    429,327

Nevsun Resources Ltd. (a)                                  158,600                    42,469

Orvana Minerals Corp. (a)                                  4,000                      2,550

Prime Resources Group, Inc.                                506,900                    3,086,321

Repadre Capital Corp. (a)                                  181,200                    288,811

Rio Narcea Gold Mines Ltd. (a)                             1,118,000                  1,710,679

Samax Gold, Inc. (a)                                       15,000                     49,729

Sudbury Contact Mines Ltd. (a)                             50,000                     15,939

Sutton Resources Ltd. (a)                                  112,500                    261,795

TVI Pacific, Inc. (a)                                      1,146,800                  36,557

TVX Gold, Inc. (a)                                         1,069,500                  1,193,258

Vengold, Inc. (a)                                          410,600                    248,690

Viceroy Resources Corp. (a)                                194,700                    248,263

                                                                                      37,539,122

TOTAL PRECIOUS METALS                                                                 38,186,620

TOTAL CANADA                                                                          39,590,175

GHANA - 1.6%

PRECIOUS METALS - 1.6%

GOLD ORES - 1.6%

Ashanti Goldfields Co. Ltd. (Reg.) unit                    225,773                    1,411,081

MEXICO - 0.5%

PRECIOUS METALS - 0.5%

GOLD & SILVER ORES - 0.5%

Industrias Penoles SA                                      180,000                    428,060

COMMON STOCKS - CONTINUED

                                                          SHARES                     VALUE (NOTE 1)

PERU - 1.4%

PRECIOUS METALS - 1.4%

SILVER ORES - 1.4%

Compania de Minas Buenaventura SA sponsored ADR Class B    166,900                   $ 1,272,613

SOUTH AFRICA - 12.4%

HOLDING COMPANIES - 0.3%

OFFICES OF HOLDING COMPANIES, NEC - 0.3%

Gencor Ltd. (Reg.)                                         165,000                    236,800

PRECIOUS METALS - 12.1%

GOLD & SILVER ORES - 7.7%

Anglogold Ltd.                                             100,436                    3,391,546

Anglogold Ltd. sponsored ADR                               224,690                    3,651,213

                                                                                      7,042,759

GOLD ORES - 4.4%

Anglo American Corp. of South                              61,400                     1,526,754
Africa Ltd.

De Beers Consolidated Mines ADR                            37,500                     431,250

Gold Fields of South Africa Ltd.                           85,600                     696,362

Gold Fields of South Africa Ltd. ADR                       73,700                     626,450

Randfontein Estates Gold Mining Co. warrants 7/1/02 (a)    52,463                     20,051

Western Areas Gold Mining Ltd. (a)                         345,564                    678,929

                                                                                      3,979,796

TOTAL PRECIOUS METALS                                                                 11,022,555

TOTAL SOUTH AFRICA                                                                    11,259,355

UNITED KINGDOM - 0.0%

PRECIOUS METALS - 0.0%

GOLD ORES - 0.0%

Bakyrchik Gold PLC (a)                                     70,900                     4,765

UNITED STATES OF AMERICA - 17.8%

PRECIOUS METALS - 15.3%

GOLD & SILVER ORES - 8.0%

Getchell Gold Corp. (a)                                    805,200                    7,246,800

GOLD ORES - 7.3%

Battle Mountain Gold Co.                                   60,000                     183,750

Homestake Mining Co.                                       372,900                    3,290,237

Newmont Mining Corp.                                       110                        1,506

Stillwater Mining Co. (a)                                  156,100                    2,741,506

Stillwater Mining Co. (a)(b)                               23,000                     404,000

                                                                                      6,620,999

TOTAL PRECIOUS METALS                                                                 13,867,799

SECURITIES INDUSTRY - 2.4%

INVESTMENT MANAGERS - 2.4%

Pioneer Group, Inc.                                        122,100                    2,190,169



                                                          SHARES                     VALUE (NOTE 1)

SERVICES - 0.1%

JEWELRY, PRECIOUS METAL - 0.1%

Lazare Kaplan International, Inc. (a)                      10,000                    $ 83,125

TOTAL UNITED STATES OF AMERICA                                                        16,141,093

TOTAL INVESTMENT IN SECURITIES - 100%                                  $ 90,695,864
(Cost $181,511,299)


LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,137,861 or 2.3% of net assets.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $30,891,962 and $35,377,986, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $3,914 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the securities lending program. At the period end, there were no loans outstanding (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $182,498,932. Net unrealized depreciation aggregated $91,803,068, of which $5,246,993 related to appreciated investment securities and $97,050,061 related to depreciated investment securities.
At February 28, 1998, the fund had a capital loss carryforward of approximately $57,071,000 of which 1,376,000 and $55,695,000 will expire on February 28, 2000, and 2006, respectively.
The fund intends to elect to defer to its fiscal year ending February 28, 1999 approximately $10,491,000 of losses recognized during the period November 1, 1997 to February 28, 1998.

PRECIOUS METALS AND MINERALS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 90,695,864
SECURITIES, AT
VALUE
(COST
$181,511,29
9) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    2,338,604
INVESTMENTS
SOLD

RECEIVABLE FOR                    430,704
FUND SHARES
SOLD

DIVIDENDS                         556,556
RECEIVABLE

INTEREST                          12,638
RECEIVABLE

REDEMPTION FEES                   1,658
RECEIVABLE

 TOTAL ASSETS                     94,036,024

LIABILITIES

PAYABLE TO           $ 467,150
CUSTODIAN
BANK

PAYABLE FOR           1,260,092
FUND SHARES
REDEEMED

ACCRUED               57,892
MANAGEMENT
FEE

OTHER PAYABLES        172,238
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                1,957,372

NET ASSETS                       $ 92,078,652

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 254,134,874

ACCUMULATED                       (1,478,570)
NET INVESTMENT
LOSS

ACCUMULATED                       (69,756,250)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    (90,821,402)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                  $ 92,078,652
14,649,210
SHARES
OUTSTANDING

NET ASSET                         $6.29
VALUE AND
REDEMPTION
PRICE PER
SHARE
($92,078,65
2 (DIVIDED BY)
14,649,210
SHARES)

MAXIMUM                           $6.48
OFFERING PRICE
PER SHARE
(100/97.00
OF $6.29)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 1,140,320
INCOME
DIVIDENDS

INTEREST                            110,391
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$3,486)

 TOTAL INCOME                       1,250,711

EXPENSES

MANAGEMENT          $ 455,579
FEE

TRANSFER AGENT       737,553
FEES

ACCOUNTING AND       78,283
SECURITY
LENDING FEES

NON-INTERESTED       441
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       46,525
AND EXPENSES

REGISTRATION FEES    50,974

AUDIT                11,901

LEGAL                435

REPORTS TO           40,632
SHAREHOLDERS

 TOTAL EXPENSES      1,422,323
BEFORE
REDUCTIONS

 EXPENSE             (32,685)       1,389,638
REDUCTIONS

NET INVESTMENT                      (138,927)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          481,494
SECURITIES

 FOREIGN             (18,936)       462,558
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (62,880,726)
SECURITIES

 ASSETS AND          (6,320)        (62,887,046)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (62,424,488)

NET INCREASE                       $ (62,563,415)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 251,117
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 249,714
- RETAINED BY
FDC

 DEFERRED SALES                    $ 7,162
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 40,073
WITHHELD BY
FSC

 EXPENSE                           $ 31,930
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         331
CREDITS

  TRANSFER                          424
AGENT CREDITS

                                   $ 32,685

STATEMENT OF CHANGES IN NET ASSETS
INCREASE          SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN     AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS        (UNAUDITED)       1998

OPERATIONS        $ (138,927)       $ (511,682)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED      462,558           (66,607,356)
GAIN (LOSS)

 CHANGE IN NET     (62,887,046)      (65,517,001)
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE      (62,563,415)      (132,636,039)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

SHARE              221,207,326       372,321,003
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 COST OF SHARES    (233,839,649)     (401,322,827)
REDEEMED

 NET INCREASE      (12,632,323)      (29,001,824)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION        1,314,182         2,011,726
FEES

  TOTAL            (73,881,556)      (159,626,137)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF      165,960,208       325,586,345
PERIOD

 END OF PERIOD    $ 92,078,652      $ 165,960,208
(INCLUDING
ACCUMULATE
D NET
INVESTMENT
LOSS OF
$1,478,57
0 AND
$1,339,64
3,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD              21,158,504        30,945,409

 REDEEMED          (22,658,561)      (31,406,772)

 NET INCREASE      (1,500,057)       (461,363)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 10.28      $ 19.60       $ 20.96    $ 15.27       $ 16.62       $ 9.86
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     (.01)        (.04)         (.01)      .07           .17           .21
INVESTMENT
INCOME
(LOSS) D

 NET                     (4.06)       (9.42)        (1.42)     5.54          (1.42)        6.48
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (4.07)       (9.46)        (1.43)     5.61          (1.25)        6.69
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                -            -             (.04)      (.06)         (.18)         (.19)
INVESTMENT
INCOME

 IN EXCESS               -            -             (.01)      -             (.05)         (.02)
OF NET
INVESTMENT
INCOME

 TOTAL                   -            -             (.05)      (.06)         (.23)         (.21)
DISTRIBUTIO
NS

REDEMPTION               .08          .14           .12        .14           .13           .28
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 6.29       $ 10.28       $ 19.60    $ 20.96       $ 15.27       $ 16.62
VALUE, END
OF PERIOD

TOTAL                    (38.81)%     (47.55)%      (6.26)%    37.74%        (6.86)%       70.58%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 92,079     $ 165,960     $ 325,586  $ 467,196     $ 364,204     $ 409,212
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.81% A      1.82%         1.62%      1.52%         1.46%         1.55%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.76% A, E   1.76% E       1.61% E    1.52%         1.46%         1.55%
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             (.18)% A     (.26)%        (.05)%     .39%          .99%          1.38%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                41% A        84%           54%        53%           43%           73%
TURNOVER
RATE

AVERAGE                 $ .0182      $ .0096       $ .0141
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.



BUSINESS SERVICES AND OUTSOURCING PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                                       PAST 6   LIFE OF
AUGUST 31, 1998                                     MONTHS   FUND

SELECT BUSINESS SERVICES AND OUTSOURCING            -7.63%   0.59%

SELECT BUSINESS SERVICES AND OUTSOURCING            -10.48%  -2.50%
(LOAD ADJ.)

S&P 500                                             -8.10%   -4.10%

GS TECHNOLOGY                                       -8.97%   -4.03%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months or since the fund started on February 4, 1998. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

(checkmark)UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. Unlike the broader market, however, some sectors may not have a history of growth in the long run. And, as with all stock funds, the share price and return of a fund that invests in a sector will vary.

$10,000 OVER LIFE OF FUND
             Business Svcs/Outsourcing   S&P 500
             00353                       SP001
  1998/02/04       9700.00                    10000.00
  1998/02/28      10563.30                    10435.43
  1998/03/31      11339.30                    10969.83
  1998/04/30      11329.55                    11080.19
  1998/05/31      10950.93                    10889.72
  1998/06/30      11824.67                    11332.06
  1998/07/31      11620.80                    11211.37
  1998/08/31       9749.31                     9590.43
IMATRL PRASUN   SHR__CHT 19980831 19980914 084853 R00000000000010

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Business Services and Outsourcing Portfolio on February 4, 1998, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have been to $9,750 - a 2.50% decrease on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have been $9,590
- a 4.10% decrease.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                            % OF FUND'S
                                            INVESTMENTS

IMS HEALTH, INC.                            8.1

FIRST DATA CORP.                            7.3

DST SYSTEMS, INC.                           6.0

EQUIFAX, INC.                               4.7

AFFILIATED COMPUTER SERVICES, INC. CLASS A  4.5

CERIDIAN CORP.                              4.4

AUTOMATIC DATA PROCESSING, INC.             3.8

USCS INTERNATIONAL, INC.                    3.7

NIELSEN MEDIA RESEARCH                      3.3

SABRE GROUP HOLDINGS, INC. CLASS A          3.2

TOP INDUSTRIES AS OF AUGUST 31, 1998
% OF FUND'S INVESTMENTS

DATA PROCESSING 30.6%
COMPUTER SERVICES 28.9%
MANAGEMENT CONSULTING
SERVICES 10.8%
ADVERTISING AGENCIES 4.7%
FREIGHT FORWARDING 4.0%
ALL OTHERS 21.0%
ROW: 1, COL: 1, VALUE: 21.0
ROW: 1, COL: 2, VALUE: 4.0
ROW: 1, COL: 3, VALUE: 4.7
ROW: 1, COL: 4, VALUE: 10.8
ROW: 1, COL: 5, VALUE: 28.9
ROW: 1, COL: 6, VALUE: 30.6
*
* INCLUDES SHORT-TERM INVESTMENTS

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Michael Tarlowe)
Michael Tarlowe,
Portfolio Manager of
Select Business Services
and Outsourcing Portfolio
Q. MICHAEL, HOW DID THE FUND PERFORM?
A. For the six months that ended August 31, 1998, the fund had a total return of -7.63%, while the Standard & Poor's 500 Index returned -8.10% during the same period. Beginning this period, the fund also compares itself to the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned -8.97% over the same six-month period. Since its inception on February 4, 1998, the fund had a total return of 0.59%, while the S&P 500 and the Goldman Sachs Technology Index returned -4.10% and -4.03%, respectively.
Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE OVER THE PAST SIX
MONTHS?
A. Like the broader market, the business services and outsourcing sector saw a broad-based decline, especially toward the latter part of the period. The cause of this downdraft was clear evidence of weakening economies overseas, and the growing fear that companies with business there were at risk of reporting disappointing earnings. In addition, stock valuations in some sectors had been at very high levels. The fund and the sector performed slightly better than the market and the Goldman Sachs index because the companies in the sector tend to have stable, recurring revenues and limited or no business in Asia or other emerging markets. Nevertheless, there were isolated instances of earnings disappointments for some companies, including fund holdings First Data and Electronic Data Systems (EDS). These companies suffered from individual internal issues as opposed to any fundamental changes in the outlook for business services or outsourcing companies.
Q. WHAT STRATEGY DID YOU PURSUE IN THIS ENVIRONMENT?
A. I looked to invest in companies with prospects for strong earnings growth or improving business that were selling at appealing or reasonable valuations. Among these investments were turnaround situations or securities that I felt were underfollowed by the market and thus selling at attractive valuations. Common characteristics for my company selections included recurring revenues, a clear indication of a strong near-term earnings outlook and solid cash flow.
Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?
A. The best contributor by far was Cognizant, a market research firm that split into two separate companies, Nielsen Media Research and IMS Health. Cognizant exceeded earnings expectations and took aggressive steps to enhance shareholder value as it announced its split into two separate entities. DST Systems, a company that provides information processing and software to the mutual fund industry, also worked out well. It benefited from explosive growth in the mutual fund industry and witnessed a turnaround in its international operation. Finally, USCS International, which offers customer management software and services to the global communications industry, was an underfollowed stock whose valuation was extremely attractive because the market punished the company after it announced it had lost its largest customer. The fund took a position in the company believing it could nevertheless continue to increase earnings, which in fact it was able to do. As a result of this improvement, the company's share price rose.
Q. WHAT WERE THE STORIES BEHIND THE DISAPPOINTING PERFORMANCES OF FIRST DATA AND ELECTRONIC DATA SYSTEMS?
A. EDS - which offers a full range of information technology services
- encountered some difficulties in its relationship with its largest customer, General Motors. First Data, a provider of processing services to credit card companies - experienced slower-than-expected revenue growth and suffered from concerns that continued merger activity among banks would hurt its business. In spite of these problems, the fund still owned both stocks at the end of the period based on their strong positions within their markets, appealing valuations and what I thought were improving prospects at the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. I'm optimistic. Stocks in the sector tend to outperform the overall market during times of economic uncertainty because the companies enjoy recurring revenues. In addition, their business tends to be focused domestically. As such, if concerns about overseas economies persist, one would expect these companies to be able to sustain or increase their earnings. Even though many of the stocks in the sector have held up better than the overall market over the past six months, many of their stock prices are down from the highs they posted earlier in the year, despite the fact that their fundamentals are unchanged or in some instances even better than before. There are many interesting opportunities given the market's decline and the continued demand for outsourcing. As more and more companies look to outsource additional functions, these companies should be the main beneficiaries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: FEBRUARY 4, 1998
FUND NUMBER: 353
TRADING SYMBOL: FBSOX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$51 MILLION
MANAGER: MICHAEL TARLOWE, SINCE INCEPTION;
ANALYST, TRANSPORTATION, TELECOMMUNICATIONS
EQUIPMENT, COMPUTER SERVICES AND INTERNET
SECURITIES, 1994-PRESENT; JOINED FIDELITY IN
1994

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.2%
 SHARES VALUE (NOTE 1)
ADVERTISING - 6.2%
ADVERTISING - 0.5%
Outdoor Systems, Inc. (a)  12,000 $ 279,000
ADVERTISING AGENCIES - 4.7%
Interpublic Group of Companies, Inc.   19,300  1,100,100
Omnicom Group, Inc.   27,539  1,311,545
  2,411,645
COMMERCIAL ART SERVICES - 0.2%
Getty Images, Inc. (a)  9,000  127,125
OUTDOOR ADVERTISING SERVICES - 0.8%
Lamar Advertising Co. Class A (a)  12,250  398,125
TOTAL ADVERTISING   3,215,895
AIR TRANSPORTATION - 0.5%
TRANSPORTATION SERVICES - 0.5%
Viad Corp.   12,600  261,450
BROADCASTING - 3.7%
COMMUNICATIONS SERVICES, NEC - 0.4%
MovieFone, Inc. Class A (a)  36,000  220,500
TELEVISION BROADCASTING - 3.3%
Nielsen Media Research  190,100  1,710,900
TOTAL BROADCASTING   1,931,400
COMPUTER SERVICES & SOFTWARE - 60.4%
COMPUTER FACILITIES MANAGEMENT - 0.3%
International Telecommunications Data
 Systems, Inc.   6,500  127,563
COMPUTER SERVICES - 28.9%
Cambridge Technology Partners, Inc. (a)  41,000  1,332,500
Computer Management Sciences, Inc. (a)  23,500  399,500
Computer Sciences Corp.   25,200  1,425,375
Electronic Data Systems Corp.   24,500  820,750
Equifax, Inc.   68,500  2,440,313
Galileo International, Inc.   11,200  366,100
HBO & Co.   34,100  724,625
IntelliQuest Information Group, Inc. (a)  48,700  389,600
International Integration, Inc. (a)  16,700  258,850
Lycos, Inc. (a)  7,000  151,813
Paychex, Inc.   38,150  1,449,700
Pegasus Systems, Inc.   10,000  155,000
QRS Corp. (a)  17,700  480,113
SunGard Data Systems, Inc. (a)  20,600  652,763
Technology Solutions, Inc. (a)  83,100  950,456
USCS International, Inc. (a)  84,300  1,912,556
Wang Laboratories, Inc. (a)  52,200  1,017,900
  14,927,914
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.6%
Cotelligent Group, Inc. (a)  28,000  318,500
DATA PROCESSING - 30.6%
Affiliated Computer Services, Inc.
 Class A (a)  71,800  2,346,963
Automatic Data Processing, Inc.   30,800  1,963,500
Ceridian Corp. (a)  47,000  2,279,500
DST Systems, Inc. (a)  54,500  3,079,250
First Data Corp.   181,000  3,744,438
Fiserv, Inc. (a)  18,550  723,450
Sabre Group Holdings, Inc. Class A (a)  51,000  1,632,000
  15,769,101

 SHARES VALUE (NOTE 1)
TOTAL COMPUTER SERVICES & SOFTWARE  $ 31,143,078
ENGINEERING - 1.0%
ENGINEERING, ARCHITECTURE & RELATED SERVICES - 1.0%
Compass International Services Corp.   48,700  493,088
PRINTING - 0.6%
MANIFOLD BUSINESS FORMS - 0.6%
Reynolds & Reynolds Co. Class A  26,000  328,250
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
MAIL ORDER - 0.3%
N2K, Inc.   17,000  148,750
SERVICES - 17.2%
BUSINESS SERVICES - 3.1%
ABR Information Services, Inc. (a)  38,900  564,050
Cintas Corp.   12,800  521,600
Robert Half International, Inc. (a)  11,400  547,200
  1,632,850
COMMERCIAL, ECONOMIC, SOCIOLOGICAL &
EDUCATIONAL RESEARCH - 0.5%
ACNielsen Corp. (a)  12,900  258,806
CREDIT REPORTING AGENCIES - 1.6%
Dunn & Bradstreet Corp.   34,400  808,400
EMPLOYMENT AGENCIES - 0.7%
Lamalie Associates, Inc. (a)  59,500  353,276
MANAGEMENT CONSULTING SERVICES - 10.8%
Data Processing Resources Corp. (a)  6,000  150,000
Diamond Technology Partners, Inc.
 Class A (a)  7,000  162,750
Forrester Research, Inc. (a)  4,700  145,700
IMS Health, Inc.   75,800  4,169,000
Market Facts, Inc. (a)  50,100  933,113
  5,560,563
PERSONNEL SUPPLY SERVICES - 0.5%
Manpower, Inc.   13,300  270,988
TOTAL SERVICES   8,884,883
TEXTILES & APPAREL - 0.3%
COTTON MILLS - 0.3%
Galey & Lord, Inc. (a)  13,500  125,719
TRUCKING & FREIGHT - 4.0%
FREIGHT FORWARDING - 4.0%
Air Express International Corp.   51,200  876,800
Expeditors International of Washington, Inc.   37,400  1,040,188
Pittston Co. (Burlington Group)  17,600  139,700
  2,056,688
TOTAL COMMON STOCKS
 (Cost $56,001,367)   48,589,201
CASH EQUIVALENTS - 5.8%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $2,996,495)  2,996,495 $ 2,996,495
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $58,997,862)  $ 51,585,696

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $75,226,500 and $33,907,890, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $9,358 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $58,997,862. Net unrealized depreciation aggregated $7,412,166, of which $1,600,054 related to appreciated investment securities and $9,012,220 related to depreciated investment securities.

BUSINESS SERVICES AND OUTSOURCING PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                    $ 51,585,696
SECURITIES, AT
VALUE
(COST
$58,997,862
) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                    2,301,180
INVESTMENTS
SOLD

RECEIVABLE FOR                    124,189
FUND SHARES
SOLD

DIVIDENDS                         29,390
RECEIVABLE

INTEREST                          14,669
RECEIVABLE

REDEMPTION FEES                   2,115
RECEIVABLE

PREPAID                           9,284
EXPENSES

 TOTAL ASSETS                     54,066,523

LIABILITIES

PAYABLE FOR          $ 373,889
INVESTMENTS
PURCHASED

PAYABLE FOR           1,979,050
FUND SHARES
REDEEMED

ACCRUED               31,495
MANAGEMENT
FEE

OTHER PAYABLES        69,829
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                2,454,263

NET ASSETS                       $ 51,612,260

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                  $ 58,631,740

ACCUMULATED                       (238,121)
NET INVESTMENT
LOSS

ACCUMULATED                       630,807
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                    (7,412,166)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                  $ 51,612,260
5,134,811
SHARES
OUTSTANDING

NET ASSET                         $10.05
VALUE AND
REDEMPTION
PRICE PER
SHARE
($51,612,26
0 (DIVIDED BY)
5,134,811
SHARES)

MAXIMUM                           $10.36
OFFERING PRICE
PER SHARE
(100/97.00
OF $10.05)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                     $ 90,264
INCOME
DIVIDENDS

INTEREST                        122,124

 TOTAL INCOME                   212,388

EXPENSES

MANAGEMENT          $ 158,470
FEE

TRANSFER AGENT       196,358
FEES

ACCOUNTING FEES      30,746
AND EXPENSES

NON-INTERESTED       72
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       10,808
AND EXPENSES

REGISTRATION FEES    39,833

AUDIT                19,077

LEGAL                595

REPORTS TO           1,555
SHAREHOLDERS

MISCELLANEOUS        250

 TOTAL EXPENSES      457,764
BEFORE
REDUCTIONS

 EXPENSE             (7,255)    450,509
REDUCTIONS

NET INVESTMENT                  (238,121)
INCOME (LOSS)

REALIZED AND                    659,114
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS)
ON INVESTMENT
SECURITIES

CHANGE IN NET                   (8,038,196)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                 (7,379,082)

NET INCREASE                   $ (7,617,203)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                          $ 520,027
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                 $ 520,027
- RETAINED BY
FDC

 DEFERRED SALES                $ 63
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                 $ 10,680
WITHHELD BY
FSC

 EXPENSE                       $ 7,011
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                     244
CREDITS

                               $ 7,255

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  FEBRUARY 4, 1998
(DECREASE) IN      AUGUST 31, 1998   (COMMENCEMENT
NET ASSETS         (UNAUDITED)       OF OPERATIONS) TO
                                     FEBRUARY 28,
                                     1998

OPERATIONS         $ (238,121)       $ (2,203)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       659,114           16,708
GAIN (LOSS)

 CHANGE IN NET      (8,038,196)       626,030
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (7,617,203)       640,535
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (42,651)          -
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               88,764,264        15,378,163
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       42,504            -
OF
DISTRIBUTIONS

 COST OF SHARES     (45,533,319)      (103,682)
REDEEMED

 NET INCREASE       43,273,449        15,274,481
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         83,509            140
FEES

  TOTAL             35,697,104        15,915,156
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       15,915,156        -
PERIOD

 ENDING            $ 51,612,260      $ 15,915,156
BALANCE
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$238,121
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               7,592,920         1,470,842

 ISSUED IN          3,624             -
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (3,922,753)       (9,822)

 NET INCREASE       3,673,791         1,461,020
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                        SIX MONTHS   FEBRUARY 4,
                        ENDED        1998
                        AUGUST 31,   (COMMENCEMEN
                        1998         T
                                     OF OPERATIONS)
                                     TO FEBRUARY
                                     28,

SELECTED                (UNAUDITED)  1998
PER-SHARE
DATA

NET ASSET               $ 10.89      $ 10.00
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     (.05)        -
INVESTMENT
INCOME
(LOSS) D

 NET                     (.80)        .89
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (.85)        .89
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                (.01)        -
REALIZED
GAIN

REDEMPTION               .02          -
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 10.05      $ 10.89
VALUE, END
OF PERIOD

TOTAL                    (7.63)%      8.90%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 51,612     $ 15,915
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.67% A      2.50% A, E
EXPENSES
TO
AVERAGE
NET ASSETS

RATIO OF                 1.64% A, F   2.50% A
EXPENSES
TO
AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             (.87)% A     (.49)% A
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                145% A       36% A
TURNOVER
RATE

AVERAGE                 $ .0351      $ .0153
COMMISSIO
N RATE G

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES
NOT BEEN REDUCED
DURING THE PERIODS
SHOWN (SEE NOTE 8
OF NOTES TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR
AGREED TO REIMBURSE
A PORTION OF THE
FUND'S EXPENSES
DURING THE PERIOD.
WITHOUT THIS
REIMBURSEMENT, THE
FUND'S EXPENSE RATIO
WOULD HAVE BEEN
HIGHER (SEE NOTE 8
OF NOTES TO FINANCIAL
STATEMENTS). F F
MR OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.

COMPUTERS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED     PAST 6  PAST 1   PAST 5   PAST 10
AUGUST 31, 1998   MONTHS  YEAR     YEARS    YEARS

SELECT COMPUTERS  -0.90%  -8.22%   217.13%  638.82%

SELECT COMPUTERS  -3.95%  -11.05%  207.55%  616.58%
(LOAD ADJ.)

S&P 500           -8.10%  8.10%    131.21%  382.74%

GS TECHNOLOGY     -8.97%  -3.28%   N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED     PAST 1   PAST 5  PAST 10
AUGUST 31, 1998   YEAR     YEARS   YEARS

SELECT COMPUTERS  -8.22%   25.96%  22.14%

SELECT COMPUTERS  -11.05%  25.19%  21.77%
(LOAD ADJ.)

S&P 500           8.10%    18.25%  17.05%

GS TECHNOLOGY     -3.28%   N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Computers                   S&P 500
             00007                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9957.69                    10426.00
  1988/10/31       9157.02                    10715.84
  1988/11/30       9101.80                    10562.61
  1988/12/31       9690.80                    10747.45
  1989/01/31      10261.39                    11534.17
  1989/02/28      10077.32                    11246.96
  1989/03/31       9598.77                    11509.02
  1989/04/30      10675.52                    12106.34
  1989/05/31      11623.43                    12596.64
  1989/06/30      10242.98                    12524.84
  1989/07/31      10427.04                    13655.84
  1989/08/31      10583.49                    13923.49
  1989/09/30      10831.97                    13866.40
  1989/10/31      10473.06                    13544.70
  1989/11/30      10242.98                    13821.02
  1989/12/31      10353.42                    14152.72
  1990/01/31      10261.39                    13203.07
  1990/02/28      11190.89                    13373.39
  1990/03/31      11991.56                    13727.79
  1990/04/30      11669.45                    13384.59
  1990/05/31      13187.95                    14689.59
  1990/06/30      13427.23                    14589.70
  1990/07/31      12470.11                    14543.01
  1990/08/31      10491.46                    13228.33
  1990/09/30       9801.23                    12584.11
  1990/10/31      10169.35                    12529.99
  1990/11/30      11844.31                    13339.43
  1990/12/31      12259.14                    13711.60
  1991/01/31      14348.77                    14309.43
  1991/02/28      15277.49                    15332.55
  1991/03/31      16484.83                    15703.60
  1991/04/30      15416.80                    15741.29
  1991/05/31      16196.93                    16421.31
  1991/06/30      13991.45                    15669.22
  1991/07/31      15397.29                    16399.40
  1991/08/31      16353.64                    16788.07
  1991/09/30      15492.92                    16507.71
  1991/10/31      15186.89                    16728.91
  1991/11/30      14144.47                    16054.73
  1991/12/31      16028.48                    17891.40
  1992/01/31      17702.10                    17558.62
  1992/02/29      18916.67                    17786.88
  1992/03/31      17424.76                    17440.03
  1992/04/30      16860.51                    17952.77
  1992/05/31      17070.91                    18040.74
  1992/06/30      15425.98                    17771.93
  1992/07/31      16181.50                    18498.80
  1992/08/31      15253.84                    18119.58
  1992/09/30      16009.35                    18333.39
  1992/10/31      17271.74                    18397.56
  1992/11/30      18342.86                    19024.91
  1992/12/31      19547.86                    19258.92
  1993/01/31      20685.92                    19420.70
  1993/02/28      19270.52                    19684.82
  1993/03/31      19653.06                    20100.17
  1993/04/30      19094.89                    19613.74
  1993/05/31      21332.11                    20139.39
  1993/06/30      20478.44                    20197.79
  1993/07/31      21332.11                    20117.00
  1993/08/31      22597.91                    20879.44
  1993/09/30      23235.72                    20718.67
  1993/10/31      23235.72                    21147.54
  1993/11/30      24226.77                    20946.64
  1993/12/31      25190.92                    21200.10
  1994/01/31      26815.14                    21920.90
  1994/02/28      27953.13                    21326.84
  1994/03/31      27663.46                    20396.99
  1994/04/30      27487.59                    20658.07
  1994/05/31      27466.90                    20996.87
  1994/06/30      25211.61                    20482.44
  1994/07/31      26008.20                    21154.27
  1994/08/31      29122.15                    22021.59
  1994/09/30      28915.25                    21482.06
  1994/10/31      30001.51                    21965.41
  1994/11/30      30177.38                    21165.43
  1994/12/31      30342.90                    21479.31
  1995/01/31      29411.82                    22036.27
  1995/02/28      31729.18                    22895.02
  1995/03/31      34170.68                    23570.66
  1995/04/30      36885.65                    24264.81
  1995/05/31      38708.97                    25234.68
  1995/06/30      42942.44                    25820.88
  1995/07/31      48339.06                    26677.10
  1995/08/31      49418.38                    26744.06
  1995/09/30      52247.68                    27872.66
  1995/10/31      50351.00                    27773.15
  1995/11/30      49135.45                    28992.39
  1995/12/31      46069.74                    29550.79
  1996/01/31      45774.35                    30556.70
  1996/02/29      48480.16                    30839.96
  1996/03/31      44380.08                    31136.95
  1996/04/30      49258.23                    31595.90
  1996/05/31      50960.51                    32410.76
  1996/06/30      47256.26                    32534.25
  1996/07/31      44091.45                    31096.88
  1996/08/31      45997.53                    31752.72
  1996/09/30      51643.82                    33539.76
  1996/10/31      54365.08                    34464.79
  1996/11/30      61761.60                    37069.98
  1996/12/31      60636.24                    36335.62
  1997/01/31      68408.84                    38605.87
  1997/02/28      60100.63                    38908.54
  1997/03/31      55367.32                    37309.79
  1997/04/30      58387.39                    39537.19
  1997/05/31      62595.74                    41944.21
  1997/06/30      62188.48                    43823.31
  1997/07/31      76537.58                    47310.33
  1997/08/31      78085.16                    44660.01
  1997/09/30      80990.28                    47106.04
  1997/10/31      69614.17                    45532.69
  1997/11/30      68324.52                    47640.40
  1997/12/31      60698.03                    48458.39
  1998/01/31      65539.08                    48994.34
  1998/02/28      72316.56                    52527.81
  1998/03/31      70679.40                    55217.76
  1998/04/30      77439.28                    55773.25
  1998/05/31      72158.13                    54814.51
  1998/06/30      78583.53                    57041.07
  1998/07/31      82773.24                    56433.58
  1998/08/31      71657.72                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980914 085115 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Computers Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $71,658 - a 616.58% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                       % OF FUND'S
                                       INVESTMENTS

DELL COMPUTER CORP.                    15.4

EMC CORP.                              9.7

INTERNATIONAL BUSINESS MACHINES CORP.  5.4

CISCO SYSTEMS, INC.                    5.2

MICROSOFT CORP.                        4.9

COMPAQ COMPUTER CORP.                  4.3

APPLE COMPUTER, INC.                   3.0

LUCENT TECHNOLOGIES, INC.              2.7

QUANTUM CORP.                          2.7

GATEWAY 2000, INC.                     2.4

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 45.9
ROW: 1, COL: 2, VALUE: 5.8
ROW: 1, COL: 3, VALUE: 6.0
ROW: 1, COL: 4, VALUE: 8.199999999999999
ROW: 1, COL: 5, VALUE: 11.4
ROW: 1, COL: 6, VALUE: 22.7
MINI & MICRO COMPUTERS 22.7%
COMPUTER PERIPHERALS 11.4%
PREPACKAGED COMPUTER
SOFTWARE 8.2%
DATACOMMUNICATIONS
EQUIPMENT 6.0%
COMPUTERS & OFFICE EQUIPMENT 5.8%
ALL OTHERS 45.9%

*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

COMPUTERS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Michael Tempero)
Michael Tempero,
Portfolio Manager
of Fidelity Select
Computers Portfolio
Q. HOW DID THE FUND PERFORM, MIKE?
A. For the six-month period that ended August 31, 1998, the fund returned -0.90%. For the same six-month period, the Standard & Poor's 500 Index returned -8.10%. For the one-year period that ended August 31, 1998, the fund returned -8.22% and the Standard & Poor's 500 Index returned 8.10%. Beginning this period, the fund also compares itself to the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned -8.97% and -3.28% over the same six- and 12-month periods, respectively.
Q. HOW WOULD YOU DESCRIBE THE INVESTING BACKDROP FOR COMPUTERS DURING THE PAST SIX MONTHS?
A. Given the economic turmoil and uncertainty that went on around the world - particularly in Asia - many computer stocks performed well relative to their technology counterparts. That's largely because the demand for computers remained relatively firm in the U.S. and Europe, which helped to offset declining sales in Asia. Although a relatively favorable backdrop helped boost computer hardware stocks through the spring, the stock market's summer sell-off acted as a drag on them. But not all segments of the computer industry held up as well. Semiconductor chip companies, for instance, were hard hit when they suffered from a surplus of supply and falling chip prices.
Q. WHICH OF THE FUND'S HOLDINGS WERE STANDOUTS DURING THE PAST SIX
MONTHS?
A. Dell continued to post strong returns and was one of the fund's best performers during the period. The company operates a very efficient model for selling personal computers. What I mean by that is that Dell often is able to under-price its competitors - including Compaq, Hewlett- Packard and IBM - because it doesn't have to worry about stockpiling a lot of inventory. One of the most pressing issues that faces computer makers is predicting demand. By building computers when orders come in, rather than producing them in advance and keeping them in inventory, Dell more or less eliminates the costs associated with forecasting demand incorrectly.
Q. ASIDE FROM PERSONAL COMPUTER STOCKS, WHERE DID OTHER WINNERS COME
FROM?
A. Telecommunications equipment giant Lucent Technologies was one of the fund's - as well as the stock market's - best performers during the past six months. Lucent, spun off from AT&T Corp. in 1996, continued to grab business away from competitors. EMC Corp., which develops and services computer storage and retrieval products, also performed quite well. There was continued strong demand for its products that help companies centralize computer storage. Finally, Cisco Systems also performed quite well. The company, which provides networking solutions through computing devices and computer networks, benefited from the consolidation among networking companies.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Yes, there were, and Quantum was the biggest of them. The company reported worse-than-expected financial results in the spring after suffering from an oversupply of storage devices and industry price cutting. Other disappointments included chip makers -such as Intel - which were hurt by slowing demand and falling chip prices.
Q. WHAT'S YOUR OUTLOOK?
A. It's important to remember that computer companies are cyclical and their performance usually mirrors the strength or weakness of the economy as a whole. Computer stocks have performed relatively well over the past several years primarily because businesses have continually accelerated their capital spending. If Asia's problems persist and continue to act as a drag on the global economy, I would expect capital equipment spending to slow. That said, I believe that over time there will be continued strong demand for computer products designed to improve productivity and save money.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 007
TRADING SYMBOL: FDCPX
SIZE: as of August 31, 1998, more than
$720 million
MANGER: Michael Tempero, since 1997; manager,
Fidelity Select Insurance Portfolio, 1995-1997;
Fidelity Select Natural Gas Portfolio, 1994-1995;
joined Fidelity in 1993

COMPUTERS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 79.8%
 SHARES VALUE (NOTE 1)
COMMUNICATIONS EQUIPMENT - 9.2%
DATACOMMUNICATIONS EQUIPMENT - 6.0%
Cisco Systems, Inc. (a)  493,000 $ 40,364,375
3Com Corp. (a)  275,000  6,514,063
  46,878,438
TELEPHONE EQUIPMENT - 3.2%
Ascend Communications, Inc. (a)  100,000  3,518,750
Lucent Technologies, Inc.   300,000  21,262,500
  24,781,250
TOTAL COMMUNICATIONS EQUIPMENT   71,659,688
COMPUTER SERVICES & SOFTWARE - 11.0%
COMPUTER & SOFTWARE STORES - 0.5%
Inacom Corp. (a)  200,000  3,850,000
COMPUTER RELATED SERVICES, NEC - 0.4%
CNET, Inc.   50,000  1,950,000
Security Dynamics Technologies, Inc. (a)  100,000  937,500
  2,887,500
COMPUTER SERVICES - 1.9%
America Online, Inc.   100,000  8,193,750
Computer Learning Centers, Inc. (a)  276,600  1,313,850
SportsLine USA, Inc.   50,000  993,750
Yahoo, Inc. (a)  70,000  4,830,000
  15,331,350
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.0%
Entrust Technologies, Inc. (a)  800  10,600
PREPACKAGED COMPUTER SOFTWARE - 8.2%
Citrix Systems, Inc. (a)  188,000  10,833,500
Electronics for Imaging, Inc. (a)  415,400  6,075,225
Microsoft Corp. (a)  400,000  38,375,000
Siebel Systems, Inc. (a)  454,000  8,512,500
  63,796,225
TOTAL COMPUTER SERVICES & SOFTWARE   85,875,675
COMPUTERS & OFFICE EQUIPMENT - 51.7%
COMPUTER EQUIPMENT - WHOLESALE - 2.1%
CDW Computer Centers, Inc. (a)  100,000  3,850,000
CHS Electronics, Inc. (a)  100,000  1,262,500
Ingram Micro, Inc. Class A (a)  50,000  2,250,000
Insight Enterprises, Inc. (a)  127,500  5,418,750
Tech Data Corp. (a)  100,000  3,781,250
  16,562,500
COMPUTER PERIPHERALS - 11.4%
EMC Corp. (a)  1,679,000  75,869,813
Fore Systems, Inc. (a)  31,700  546,825
Lexmark International Group, Inc. (a)  200,000  12,112,500
  88,529,138
COMPUTER STORAGE DEVICES - 3.4%
Advanced Digital Information Corp. (a)  170,700  1,162,894
Network Appliance, Inc.   100,000  4,168,750
Quantum Corp. (a)  1,847,000  21,125,063
  26,456,707
COMPUTERS & OFFICE EQUIPMENT - 5.8%
Diebold, Inc.   150,000  3,281,250
International Business Machines Corp.   375,000  42,234,375
  45,515,625

 SHARES VALUE (NOTE 1)
ELECTRONIC COMPUTERS - 2.7%
Gateway 2000, Inc. (a)  400,000 $ 18,925,000
Micron Electronics, Inc. (a)  200,000  2,350,000
  21,275,000
GRAPHICS WORKSTATIONS - 2.3%
Sun Microsystems, Inc. (a)  450,000  17,831,250
MAINFRAME COMPUTERS - 0.5%
Unisys Corp. (a)  200,000  3,587,500
MINI & MICRO COMPUTERS - 22.7%
Apple Computer, Inc. (a)  750,000  23,390,625
Compaq Computer Corp.   1,206,350  33,702,403
Dell Computer Corp. (a)  1,200,000  120,000,000
  177,093,028
OFFICE AUTOMATION - 0.8%
Xerox Corp.   69,300  6,085,405
TOTAL COMPUTERS & OFFICE EQUIPMENT   402,936,153
ELECTRONIC INSTRUMENTS - 0.6%
ELECTRONIC EQUIPMENT - 0.5%
Smart Modular Technologies, Inc. (a)  250,000  3,812,500
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 0.1%
Lam Research Corp. (a)  62,400  682,500
TOTAL ELECTRONIC INSTRUMENTS   4,495,000
ELECTRONICS - 5.2%
SEMICONDUCTORS - 5.2%
Intel Corp.   200,000  14,237,500
Micron Technology, Inc. (a)  320,000  7,280,000
Semtech Corp. (a)  174,000  2,784,000
Texas Instruments, Inc.   340,000  16,213,750
  40,515,250
RETAIL & WHOLESALE, MISCELLANEOUS - 2.1%
MAIL ORDER - 0.6%
Amazon Com, Inc. (a)  56,400  4,723,500
MUSIC, TV, & ELECTRONIC STORES - 1.5%
Best Buy Co., Inc. (a)  300,000  11,812,500
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   16,536,000
TOTAL COMMON STOCKS
 (Cost $559,565,197)   622,017,766
CASH EQUIVALENTS - 20.2%
Taxable Central Cash Fund (b)
 (Cost $157,017,199) 157,017,199  157,017,199
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $716,582,396)  $ 779,034,965

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $411,058,398 and $416,139,348, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $70,905 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $17,922,150 and $23,182,400, respectively (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $719,517,300. Net unrealized appreciation aggregated $59,517,665, of which $150,031,886 related to appreciated investment securities and $90,514,221 related to depreciated investment securities.
The fund intends to elect to defer its fiscal year ending February 28, 1999 approximately $78,590,000 of losses recognized during the period November 1, 1997 to February 28, 1998.

COMPUTERS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 779,034,965
SECURITIES, AT
VALUE
(COST
$716,582,39
6) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      13,844,107
INVESTMENTS
SOLD

RECEIVABLE FOR                      9,435,072
FUND SHARES
SOLD

DIVIDENDS                           99,500
RECEIVABLE

INTEREST                            600,119
RECEIVABLE

REDEMPTION FEES                     108,652
RECEIVABLE

OTHER                               122,361
RECEIVABLES

 TOTAL ASSETS                       803,244,776

LIABILITIES

PAYABLE FOR          $ 20,393,052
INVESTMENTS
PURCHASED

PAYABLE FOR           37,956,869
FUND SHARES
REDEEMED

ACCRUED               419,859
MANAGEMENT
FEE

OTHER PAYABLES        482,291
AND
ACCRUED
EXPENSES

COLLATERAL ON         23,182,400
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                  82,434,471

NET ASSETS                         $ 720,810,305

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 753,195,616

ACCUMULATED                         (2,295,937)
NET INVESTMENT
LOSS

ACCUMULATED                         (92,541,943)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS

NET UNREALIZED                      62,452,569
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                    $ 720,810,305
17,705,204
SHARES
OUTSTANDING

NET ASSET                           $40.71
VALUE AND
REDEMPTION
PRICE PER
SHARE
($720,810,3
05 (DIVIDED BY)
17,705,204
SHARES)

MAXIMUM                             $41.97
OFFERING PRICE
PER SHARE
(100/97.00
OF $40.71)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                       $ 535,917
INCOME
DIVIDENDS

INTEREST                          1,858,699
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$279,915)

 TOTAL INCOME                     2,394,616

EXPENSES

MANAGEMENT          $ 2,175,029
FEE

TRANSFER AGENT       2,086,023
FEES

ACCOUNTING AND       320,663
SECURITY
LENDING FEES

NON-INTERESTED       1,409
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       19,296
AND EXPENSES

REGISTRATION FEES    37,134

AUDIT                18,755

LEGAL                1,977

REPORTS TO           103,140
SHAREHOLDERS

 TOTAL EXPENSES      4,763,426
BEFORE
REDUCTIONS

 EXPENSE             (72,873)     4,690,553
REDUCTIONS

NET INVESTMENT                    (2,295,937)
INCOME (LOSS)

REALIZED AND                      (1,615,369)
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS)
ON INVESTMENT
SECURITIES

CHANGE IN NET                     (34,124,206)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   (35,739,575)

NET INCREASE                     $ (38,035,512)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 976,628
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                   $ 973,541
- RETAINED BY
FDC

 DEFERRED SALES                  $ 1,393
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                   $ 129,345
WITHHELD BY
FSC

 EXPENSE                         $ 70,131
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                       2,742
CREDITS

                                 $ 72,873

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (2,295,937)     $ (4,376,259)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       (1,615,369)       89,255,411
GAIN (LOSS)

 CHANGE IN NET      (34,124,206)      22,245,884
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (38,035,512)      107,125,036
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    -                 (132,918,806)
SHAREHOLDERS
FROM NET
REALIZED GAIN

 IN EXCESS OF       -                 (34,413,012)
NET REALIZED
GAIN

 TOTAL              -                 (167,331,818)
DISTRIBUTIONS

SHARE               533,395,613       808,411,253
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       -                 165,233,207
OF
DISTRIBUTIONS

 COST OF SHARES     (561,604,675)     (733,889,159)
REDEEMED

 NET INCREASE       (28,209,062)      239,755,301
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         1,590,189         1,629,692
FEES

  TOTAL             (64,654,385)      181,178,211
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       785,464,690       604,286,479
PERIOD

 END OF PERIOD     $ 720,810,305     $ 785,464,690
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$2,295,937
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               11,768,229        17,046,061

 ISSUED IN          -                 4,788,686
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (13,181,751)      (15,239,529)

 NET INCREASE       (1,413,522)       6,595,218
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                         SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                         ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET                $ 41.08      $ 48.25       $ 41.03    $ 30.67       $ 27.02       $ 20.15
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                      (.14)        (.32)         (.36)      (.23)         (.31)         (.21) E
INVESTMENT
INCOME
(LOSS) D

 NET                      (.32)        6.42          9.94       16.10         3.68          8.66
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM               (.46)        6.10          9.58       15.87         3.37          8.45
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                 -            (10.64)       (2.47)     (5.61)        -             (1.80)
REALIZED
GAIN

 IN EXCESS                -            (2.75)        -          -             -             -
OF NET
REALIZED
GAIN

 TOTAL                    -            (13.39)       (2.47)     (5.61)        -             (1.80)
DISTRIBUTION
S

REDEMPTION                .09          .12           .11        .10           .28           .22
FEES ADDED
TO PAID IN
CAPITAL

NET ASSET                $ 40.71      $ 41.08       $ 48.25    $ 41.03       $ 30.67       $ 27.02
VALUE, END
OF PERIOD

TOTAL                     (0.90)%      20.33%        23.97%     52.79%        13.51%        45.06%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,              $ 720,810    $ 785,465     $ 604,286  $ 527,337     $ 215,014     $ 120,435
END OF
PERIOD
(000
OMITTED)

RATIO OF                  1.26% A      1.40%         1.48%      1.40%         1.71%         1.90%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                  1.24% A, F   1.34% F       1.44% F    1.38% F       1.69% F       1.89% F
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET              (.61)% A     (.67)%        (.83)%     (.56)%        (1.12)%       (.91)%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                 120% A       333%          255%       129%          189%          145%
TURNOVER
RATE

AVERAGE                  $ .0431      $ .0444       $ .0432
COMMISSIO
N RATE G

A ANNUALIZED B
 THE TOTAL
RETURNS WOULD
HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E NET
INVESTMENT INCOME
(LOSS) PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO $.07
PER SHARE. F FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G FOR
FISCAL YEARS BEGINNING
ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD
TO PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


DEVELOPING COMMUNICATIONS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED               PAST 6   PAST 1   PAST 5   LIFE OF
AUGUST 31, 1998             MONTHS   YEAR     YEARS    FUND

SELECT DEVELOPING           -11.77%  -10.22%  65.92%   264.74%
COMMUNICATIONS

SELECT DEVELOPING           -14.49%  -12.99%  60.87%   253.72%
COMMUNICATIONS (LOAD ADJ.)

S&P 500                     -8.10%   8.10%    131.21%  230.88%

GS TECHNOLOGY               -8.97%   -3.28%   N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 29, 1990. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED               PAST 1   PAST 5  LIFE OF
AUGUST 31, 1998             YEAR     YEARS   FUND

SELECT DEVELOPING           -10.22%  10.66%  17.17%
COMMUNICATIONS

SELECT DEVELOPING           -12.99%  9.97%   16.73%
COMMUNICATIONS (LOAD ADJ.)

S&P 500                     8.10%    18.25%  15.78%

GS TECHNOLOGY               -3.28%   N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER LIFE OF FUND
             Developing Communications   S&P 500
             00518                       SP001
  1990/06/29       9700.00                    10000.00
  1990/07/31       8953.10                     9968.00
  1990/08/31       7866.70                     9066.89
  1990/09/30       6751.20                     8625.34
  1990/10/31       7081.00                     8588.25
  1990/11/30       8235.30                     9143.05
  1990/12/31       8759.10                     9398.14
  1991/01/31      10146.20                     9807.90
  1991/02/28      10776.70                    10509.16
  1991/03/31      11494.50                    10763.48
  1991/04/30      11591.50                    10789.32
  1991/05/31      11766.10                    11255.41
  1991/06/30      10841.06                    10739.92
  1991/07/31      11963.62                    11240.40
  1991/08/31      12670.42                    11506.79
  1991/09/30      12815.94                    11314.63
  1991/10/31      13564.32                    11466.25
  1991/11/30      12888.70                    11004.16
  1991/12/31      14135.99                    12263.03
  1992/01/31      14510.18                    12034.94
  1992/02/29      14998.70                    12191.39
  1992/03/31      14260.72                    11953.66
  1992/04/30      14073.63                    12305.10
  1992/05/31      14011.26                    12365.39
  1992/06/30      13512.35                    12181.15
  1992/07/31      14104.81                    12679.36
  1992/08/31      13574.71                    12419.43
  1992/09/30      14032.05                    12565.98
  1992/10/31      14655.70                    12609.96
  1992/11/30      15986.14                    13039.96
  1992/12/31      16569.33                    13200.35
  1993/01/31      17017.15                    13311.24
  1993/02/28      17121.30                    13492.27
  1993/03/31      17735.75                    13776.96
  1993/04/30      17206.93                    13443.55
  1993/05/31      18365.83                    13803.84
  1993/06/30      19160.51                    13843.87
  1993/07/31      19535.77                    13788.50
  1993/08/31      21323.79                    14311.08
  1993/09/30      21621.79                    14200.89
  1993/10/31      22372.32                    14494.84
  1993/11/30      20672.60                    14357.14
  1993/12/31      21833.52                    14530.86
  1994/01/31      22673.27                    15024.91
  1994/02/28      22298.78                    14617.74
  1994/03/31      20744.11                    13980.40
  1994/04/30      21598.03                    14159.35
  1994/05/31      20440.78                    14391.57
  1994/06/30      18918.07                    14038.97
  1994/07/31      20879.32                    14499.45
  1994/08/31      22657.83                    15093.93
  1994/09/30      22962.38                    14724.13
  1994/10/31      25021.07                    15055.42
  1994/11/30      24314.54                    14507.10
  1994/12/31      25138.57                    14722.24
  1995/01/31      24467.87                    15103.99
  1995/02/28      25337.29                    15692.59
  1995/03/31      25473.91                    16155.68
  1995/04/30      26593.13                    16631.47
  1995/05/31      27505.97                    17296.23
  1995/06/30      30405.58                    17698.02
  1995/07/31      33318.60                    18284.88
  1995/08/31      33399.15                    18330.78
  1995/09/30      34285.14                    19104.34
  1995/10/31      30875.42                    19036.14
  1995/11/30      31023.08                    19871.82
  1995/12/31      29504.05                    20254.55
  1996/01/31      28582.05                    20944.02
  1996/02/29      30871.16                    21138.17
  1996/03/31      30569.12                    21341.73
  1996/04/30      32572.09                    21656.31
  1996/05/31      34416.10                    22214.82
  1996/06/30      32921.82                    22299.46
  1996/07/31      30060.43                    21314.27
  1996/08/31      31570.61                    21763.79
  1996/09/30      34416.10                    22988.66
  1996/10/31      32969.51                    23622.68
  1996/11/30      34527.37                    25408.32
  1996/12/31      33796.13                    24904.98
  1997/01/31      35226.82                    26461.05
  1997/02/28      31284.47                    26668.50
  1997/03/31      28566.15                    25572.69
  1997/04/30      29742.50                    27099.38
  1997/05/31      33907.41                    28749.19
  1997/06/30      35099.65                    30037.16
  1997/07/31      39566.59                    32427.21
  1997/08/31      39407.62                    30610.64
  1997/09/30      42110.04                    32287.18
  1997/10/31      37198.00                    31208.79
  1997/11/30      37500.03                    32653.45
  1997/12/31      35837.88                    33214.11
  1998/01/31      35758.25                    33581.45
  1998/02/28      40098.61                    36003.35
  1998/03/31      41452.49                    37847.08
  1998/04/30      42391.48                    38227.82
  1998/05/31      40333.83                    37570.69
  1998/06/30      43290.45                    39096.81
  1998/07/31      44369.22                    38680.43
  1998/08/31      35372.01                    33088.01
IMATRL PRASUN   SHR__CHT 19980831 19980916 100517 R00000000000101

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Developing Communications Portfolio on June 29, 1990, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $35,372 - a 253.72% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,088 - a 230.88% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                                      % OF FUND'S
                                                      INVESTMENTS

INTEL CORP.                                           9.7

ASCEND COMMUNICATIONS, INC.                           7.7

CISCO SYSTEMS, INC.                                   6.5

OY NOKIA AB SPONSORED ADR CLASS A                     6.1

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA   5.3

MEDIAONE GROUP, INC.                                  4.9

NORTHERN TELECOM LTD.                                 4.7

WORLDCOM, INC.                                        4.1

GENERAL INSTRUMENT CORP.                              3.6

LUCENT TECHNOLOGIES, INC.                             3.4

TOP INDUSTRIES AS OF AUGUST 31, 1998
TELEPHONE EQUIPMENT 25.7%
SEMICONDUCTORS 12.9%
TELEPHONE SERVICES 9.8%
CABLE TV OPERATORS 9.7%
DATACOMMUNICATIONS
EQUIPMENT 7.9%
ALL OTHERS 34.0%
ROW: 1, COL: 1, VALUE: 34.0
ROW: 1, COL: 2, VALUE: 7.9
ROW: 1, COL: 3, VALUE: 9.699999999999999
ROW: 1, COL: 4, VALUE: 9.800000000000001
ROW: 1, COL: 5, VALUE: 12.9
ROW: 1, COL: 6, VALUE: 25.7
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

DEVELOPING COMMUNICATIONS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Andrew Kaplan)
Andrew Kaplan, Portfolio Manager
of Select Developing Communications Portfolio
Q. HOW DID THE FUND PERFORM, ANDREW?
A. For the six and 12 months that ended August 31, 1998, the fund returned -11.77% and -10.22%, respectively. During those same six- and 12-month periods, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned -8.97% and -3.28% over the same six- and 12-month periods, respectively.
Q. WHAT FACTORS AFFECTED PERFORMANCE?
A. There were a couple of important developments. First, investors recognized that crises in Asia would likely have a broader impact than expected on emerging economies worldwide. This reaction hurt the whole U.S. stock market, but the developing communications sector suffered in particular. Telecommunications equipment firms, cable equipment suppliers and service providers that operate internationally concentrate disproportionately on those emerging countries that do not already have existing communications infrastructure. In addition, some emerging communications companies that had attracted more speculative investors - because they promised future, but not current, earnings growth - were especially hard hit in the market downdraft.
Q. WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?
A. I focused on market segments that I felt were least likely to be hurt by these phenomena. For example, I was attracted to companies involved with data networking, because the vast majority of their sales is in developed economies. I also focused on companies that enjoyed solid or growing market share, with Nokia, the Finnish telecommunications giant, as a good example. Although concerns about a possible spending slowdown hurt the company's wireless operations, it benefited from the introduction of a new line of cellular handsets. In addition, since Nokia was a dominant player in wireless communications infrastructure in Europe - where growth was good - it was somewhat insulated from emerging market issues.
Q. WHICH STOCKS DID WELL FOR THE FUND?
A. In addition to Nokia, I'd mention French-based Alcatel. This formerly diversified company had been a poor performer, but was in the midst of a turnaround brought on by new and improved management that focused its operations on the company's core telecommunications assets. Lucent, the former equipment division of AT&T, and Cisco Systems, a networking company, also performed well, helped greatly by their dominant positions in North America, where they profited from the continued explosive growth of traffic on the Internet.
Q. WHICH STOCKS WERE DISAPPOINTMENTS?
A. I'd mention three. First, Northern Telecom, a telecommunications equipment manufacturer, was hurt by its acquisition of Bay Networks. The company thought the purchase would help sustain its growth, but investors felt that it would instead increase the company's risk profile. Brightpoint and Cellstar, two distributors of wireless telecommunications equipment, were hurt because a large concentration of their business was in emerging markets. I sold the fund's holdings in these companies before the end of the period.
Q. WHAT'S YOUR OUTLOOK?
A. I'm more optimistic about developing communications than about the technology sector as a whole. Companies in the developing communications sector have a great opportunity to take advantage of the emerging importance of the Internet and the transmission of data over public networks; they are unfolding stories that are still in their early chapters. These companies should be beneficiaries of the fact that we will talk, work and play more and more over the Internet. I'm looking for opportunities offered by the companies that are best-positioned to take advantage of this trend, which should last for many years to come.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: June 29, 1990
FUND NUMBER: 518
TRADING SYMBOL: FSDCX
SIZE: as of August 31, 1998, more than
$205 million
MANAGER: Andrew Kaplan, since March 1998;
manager, Fidelity Select Technology Portfolio,
since July 1998; Fidelity Select Electronics
Portfolio, 1996-June 1998; joined Fidelity in
1995

DEVELOPING COMMUNICATIONS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.1%
 SHARES VALUE (NOTE 1)
BROADCASTING - 11.2%
CABLE TV OPERATORS - 9.7%
Comcast Corp. Class A special  150,000 $ 5,606,250
Cox Communications, Inc. Class A (a)  100,000  4,200,000
MediaOne Group, Inc. (a)  250,000  10,250,000
  20,056,250
COMMUNICATIONS SERVICES, NEC - 1.5%
Metromedia Fiber Network, Inc. Class A  150,000  3,150,000
TOTAL BROADCASTING   23,206,250
CELLULAR - 5.3%
CELLULAR & COMMUNICATION SERVICES - 5.3%
AirTouch Communications, Inc. (a)  100,000  5,625,000
Nextel Communications, Inc. Class A (a)  200,000  3,612,500
SkyTel Communications, Inc. (a)  136,000  1,785,000
  11,022,500
COMMUNICATIONS EQUIPMENT - 35.0%
DATACOMMUNICATIONS EQUIPMENT - 7.9%
Cisco Systems, Inc. (a)  165,000  13,509,375
3Com Corp. (a)  125,000  2,960,938
  16,470,313
TELEPHONE EQUIPMENT - 25.7%
ADC Telecommunications, Inc. (a)  100,000  2,218,750
Ascend Communications, Inc. (a)  453,600  15,961,050
DSC Communications Corp. (a)  28,000  675,500
Filtronic PLC  73,800  557,945
Filtronic PLC rights 9/30/98  7,380  -
InterVoice, Inc. (a)  100,000  1,487,500
Lucent Technologies, Inc.   100,000  7,087,500
Newbridge Networks Corp. (a)  10,000  185,625
Northern Telecom Ltd.   205,480  9,858,062
Oy Nokia AB sponsored ADR Class A  190,000  12,694,375
Terayon Communication Systems (a)  276,500  2,661,313
  53,387,620
TELEPHONE INTERCONNECT SYSTEMS - 1.4%
Intermedia Communications, Inc. (a)  116,600  2,900,425
TOTAL COMMUNICATIONS EQUIPMENT   72,758,358
COMPUTER SERVICES & SOFTWARE - 5.3%
COMPUTER SERVICES - 4.1%
America Online, Inc.   70,000  5,735,625
Yahoo, Inc. (a)  40,000  2,760,000
  8,495,625
PREPACKAGED COMPUTER SOFTWARE - 1.2%
Avant! Corp. (a)  66,300  853,613
Siebel Systems, Inc. (a)  32,900  616,875
Verilink Corp. (a)  205,000  973,750
  2,444,238
TOTAL COMPUTER SERVICES & SOFTWARE   10,939,863
COMPUTERS & OFFICE EQUIPMENT - 1.2%
MINI & MICRO COMPUTERS - 1.2%
Dell Computer Corp. (a)  25,000  2,500,000
ELECTRICAL EQUIPMENT - 9.4%
ELECTRICAL EQUIPMENT - WHOLESALE - 0.5%
Antec Corp. (a)  50,000  803,125

 SHARES VALUE (NOTE 1)
ELECTRICAL MACHINERY - 5.3%
Alcatel Alsthom Compagnie
 Generale d'Electricite SA  73,500 $ 11,093,906
TV & RADIO COMMUNICATION EQUIPMENT - 3.6%
General Instrument Corp. (a)  378,600  7,524,675
TOTAL ELECTRICAL EQUIPMENT   19,421,706
ELECTRONIC INSTRUMENTS - 1.0%
INDUSTRIAL MEASUREMENT INSTRUMENTS - 1.0%
JDS Fitel, Inc. (a)  157,400  2,157,539
ELECTRONICS - 12.9%
SEMICONDUCTORS - 12.9%
Altera Corp. (a)  50,000  1,456,250
Intel Corp.   281,700  20,053,519
Micrel, Inc. (a)  35,000  1,017,186
PMC-Sierra, Inc. (a)  55,500  1,696,219
Vitesse Semiconductor Corp. (a)  97,400  2,641,975
  26,865,149
RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%
MAIL ORDER - 1.0%
Amazon.com, Inc. (a)  25,000  2,093,750
TELEPHONE SERVICES - 9.8%
MCI Communications Corp.   140,000  7,000,000
McLeod USA, Inc. Class A (a)  50,000  1,450,000
Qwest Communications
 International, Inc. (a)  131,689  3,292,225
WorldCom, Inc. (a)  210,000  8,596,875
  20,339,100
TOTAL COMMON STOCKS
 (Cost $207,987,200)   191,304,215
CASH EQUIVALENTS - 7.9%
Taxable Central Cash Fund (b)
 (Cost $16,327,787)  16,327,787  16,327,787
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $224,314,987)  $ 207,632,002

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $590,765,144 and $570,642,187, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $54,701 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   82.4%
Finland   6.1
Canada   5.9
France   5.3
Others (individually less than 1%)   0.3
TOTAL  100.0%

Transactions during the period with companies which are or were affiliates are as follows (see Note 10 of Notes to Financial
Statements):
              PURCHASES SALES       DIVIDEND VALUE
AFFILIATE     COST      COST        INCOME
Anicom, Inc.  $ -       $ 1,787,500 $ -      $ -

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $225,299,161. Net unrealized depreciation aggregated $17,667,159, of which $12,626,297 related to appreciated investment securities and $30,293,456 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending February 28, 1999 approximately $15,529,000 of losses recognized during the period November 1, 1997 to February 28, 1998.

DEVELOPING COMMUNICATIONS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 207,632,002
SECURITIES, AT
VALUE
(COST
$224,314,98
7) -
SEE
ACCOMPANYIN
G SCHEDULE

CASH                                1,668,133

RECEIVABLE FOR                      15,196,281
INVESTMENTS
SOLD

RECEIVABLE FOR                      550,421
FUND SHARES
SOLD

DIVIDENDS                           121,724
RECEIVABLE

INTEREST                            115,550
RECEIVABLE

REDEMPTION FEES                     9,041
RECEIVABLE

OTHER                               271,590
RECEIVABLES

 TOTAL ASSETS                       225,564,742

LIABILITIES

PAYABLE FOR          $ 11,873,210
INVESTMENTS
PURCHASED

PAYABLE FOR           8,293,311
FUND SHARES
REDEEMED

ACCRUED               131,296
MANAGEMENT
FEE

OTHER PAYABLES        188,132
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                  20,485,949

NET ASSETS                         $ 205,078,793

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 228,175,817

ACCUMULATED                         (639,901)
NET INVESTMENT
LOSS

ACCUMULATED                         (5,776,444)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      (16,680,679)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 205,078,793
11,581,376
SHARES
OUTSTANDING

NET ASSET                           $17.71
VALUE AND
REDEMPTION
PRICE PER
SHARE
($205,078,7
93 (DIVIDED BY)
11,581,376
SHARES)

MAXIMUM                             $18.26
OFFERING PRICE
PER SHARE
(100/97.00
OF $17.71)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 365,561
INCOME
DIVIDENDS

INTEREST                            747,418

 TOTAL INCOME                       1,112,979

EXPENSES

MANAGEMENT          $ 732,979
FEE

TRANSFER AGENT       843,971
FEES

ACCOUNTING FEES      125,134
AND EXPENSES

NON-INTERESTED       569
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       30,481
AND EXPENSES

REGISTRATION FEES    35,517

AUDIT                12,889

LEGAL                704

REPORTS TO           43,037
SHAREHOLDERS

 TOTAL EXPENSES      1,825,281
BEFORE
REDUCTIONS

 EXPENSE             (72,401)       1,752,880
REDUCTIONS

NET INVESTMENT                      (639,901)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          13,149,600
SECURITIES
(INCLUDING
 REALIZED
GAIN OF
$159,311
 ON SALE OF
INVESTMENTS IN

 AFFILIATED
ISUERS)

 FOREIGN             (6,943)        13,142,657
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (43,254,438)
SECURITIES

 ASSETS AND          5,967          (43,248,471)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (30,105,814)

NET INCREASE                       $ (30,745,715)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 260,834
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 259,806
- RETAINED BY
FDC

 DEFERRED SALES                    $ 1,690
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 31,920
WITHHELD BY
FSC

 EXPENSE                           $ 72,119
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         282
CREDITS

                                   $ 72,401

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (639,901)       $ (1,952,549)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       13,142,657        43,720,650
GAIN (LOSS)

 CHANGE IN NET      (43,248,471)      15,846,999
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (30,745,715)      57,615,100
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (820,145)         (39,986,959)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               105,289,188       191,485,848
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       808,700           39,302,908
OF
DISTRIBUTIONS

 COST OF SHARES     (108,048,371)     (230,874,543)
REDEEMED

 NET INCREASE       (1,950,483)       (85,787)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         239,351           453,709
FEES

  TOTAL             (33,276,992)      17,996,063
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       238,355,785       220,359,722
PERIOD

 END OF PERIOD     $ 205,078,793     $ 238,355,785
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$639,901
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               4,822,742         8,748,662

 ISSUED IN          39,003            2,281,074
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (5,117,493)       (10,392,215)

 NET INCREASE       (255,748)         637,521
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 20.14      $ 19.68       $ 19.42    $ 20.40       $ 19.65       $ 16.44
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     (.05)        (.18)         (.18)      (.17)         (.16)         (.16)
INVESTMENT
INCOME
(LOSS) D

 NET                     (2.33)       4.95          .42        4.17          2.55          4.82
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (2.38)       4.77          .24        4.00          2.39          4.66
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                (.07)        (4.35)        -          (5.00)        (1.67)        (1.47)
REALIZED
GAIN

REDEMPTION               .02          .04           .02        .02           .03           .02
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 17.71      $ 20.14       $ 19.68    $ 19.42       $ 20.40       $ 19.65
VALUE, END
OF PERIOD

TOTAL                    (11.77)%     28.17%        1.34%      21.84%        13.63%        30.24%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 205,079    $ 238,356     $ 220,360  $ 333,185     $ 254,426     $ 222,109
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.44% A      1.61%         1.64%      1.53%         1.58%         1.56%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.38% A, E   1.55% E       1.62% E    1.51% E       1.56% E       1.56%
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             (.50)% A     (.82)%        (.86)%     (.78)%        (.83)%        (.88)%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                529% A       383%          202%       249%          266%          280%
TURNOVER
RATE

AVERAGE                 $ .0431      $ .0437       $ .0346
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


ELECTRONICS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED       PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998     MONTHS   YEAR     YEARS    YEARS

SELECT ELECTRONICS  -25.04%  -31.90%  178.88%  620.54%

SELECT ELECTRONICS  -27.36%  -34.02%  170.44%  598.85%
(LOAD ADJ.)

S&P 500             -8.10%   8.10%    131.21%  382.74%

GS TECHNOLOGY       -8.97%   -3.28%   N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED       PAST 1   PAST 5  PAST 10
AUGUST 31, 1998     YEAR     YEARS   YEARS

SELECT ELECTRONICS  -31.90%  22.77%  21.83%

SELECT ELECTRONICS  -34.02%  22.02%  21.46%
(LOAD ADJ.)

S&P 500             8.10%    18.25%  17.05%

GS TECHNOLOGY       -3.28%   N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Electronics                 S&P 500
             00008                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9851.56                    10426.00
  1988/10/31       9135.09                    10715.84
  1988/11/30       8680.40                    10562.61
  1988/12/31       9231.53                    10747.45
  1989/01/31       9562.22                    11534.17
  1989/02/28       9424.43                    11246.96
  1989/03/31       9355.54                    11509.02
  1989/04/30      10085.80                    12106.34
  1989/05/31      11050.28                    12596.64
  1989/06/30       9961.79                    12524.84
  1989/07/31      10072.02                    13655.84
  1989/08/31      10416.48                    13923.49
  1989/09/30      10705.82                    13866.40
  1989/10/31      10223.58                    13544.70
  1989/11/30      10251.14                    13821.02
  1989/12/31      10678.27                    14152.72
  1990/01/31      11036.51                    13203.07
  1990/02/28      11918.32                    13373.39
  1990/03/31      12497.02                    13727.79
  1990/04/30      12552.13                    13384.59
  1990/05/31      14398.44                    14689.59
  1990/06/30      14618.89                    14589.70
  1990/07/31      13929.97                    14543.01
  1990/08/31      11752.98                    13228.33
  1990/09/30       9975.57                    12584.11
  1990/10/31       9617.33                    12529.99
  1990/11/30      10609.38                    13339.43
  1990/12/31      11298.43                    13711.60
  1991/01/31      12871.11                    14309.43
  1991/02/28      14002.33                    15332.55
  1991/03/31      14747.28                    15703.60
  1991/04/30      14830.05                    15741.29
  1991/05/31      15312.89                    16421.31
  1991/06/30      13450.51                    15669.22
  1991/07/31      14374.81                    16399.40
  1991/08/31      14968.01                    16788.07
  1991/09/30      13822.99                    16507.71
  1991/10/31      14498.96                    16728.91
  1991/11/30      13616.06                    16054.73
  1991/12/31      15285.30                    17891.40
  1992/01/31      17092.50                    17558.62
  1992/02/29      18030.59                    17786.88
  1992/03/31      16609.66                    17440.03
  1992/04/30      16292.37                    17952.77
  1992/05/31      16319.96                    18040.74
  1992/06/30      15133.55                    17771.93
  1992/07/31      15933.69                    18498.80
  1992/08/31      16099.23                    18119.58
  1992/09/30      16678.64                    18333.39
  1992/10/31      17934.02                    18397.56
  1992/11/30      19106.63                    19024.91
  1992/12/31      19479.10                    19258.92
  1993/01/31      20141.28                    19420.70
  1993/02/28      19699.83                    19684.82
  1993/03/31      20389.60                    20100.17
  1993/04/30      20030.19                    19613.74
  1993/05/31      22040.14                    20139.39
  1993/06/30      22442.13                    20197.79
  1993/07/31      23079.77                    20117.00
  1993/08/31      25061.99                    20879.44
  1993/09/30      25477.85                    20718.67
  1993/10/31      24992.69                    21147.54
  1993/11/30      24798.62                    20946.64
  1993/12/31      25727.96                    21200.10
  1994/01/31      27505.11                    21920.90
  1994/02/28      28809.44                    21326.84
  1994/03/31      28499.67                    20396.99
  1994/04/30      28418.14                    20658.07
  1994/05/31      28336.62                    20996.87
  1994/06/30      26820.34                    20482.44
  1994/07/31      27374.68                    21154.27
  1994/08/31      30048.56                    22021.59
  1994/09/30      29184.44                    21482.06
  1994/10/31      30374.64                    21965.41
  1994/11/30      29983.34                    21165.43
  1994/12/31      30146.38                    21479.31
  1995/01/31      29282.26                    22036.27
  1995/02/28      32282.23                    22895.02
  1995/03/31      35608.28                    23570.66
  1995/04/30      39586.49                    24264.81
  1995/05/31      42472.33                    25234.68
  1995/06/30      48521.17                    25820.88
  1995/07/31      55776.52                    26677.10
  1995/08/31      56510.21                    26744.06
  1995/09/30      57521.06                    27872.66
  1995/10/31      55939.56                    27773.15
  1995/11/30      54537.40                    28992.39
  1995/12/31      50937.84                    29550.79
  1996/01/31      52659.51                    30556.70
  1996/02/29      55766.44                    30839.96
  1996/03/31      52501.20                    31136.95
  1996/04/30      58497.37                    31595.90
  1996/05/31      60040.94                    32410.76
  1996/06/30      54994.66                    32534.25
  1996/07/31      52342.88                    31096.88
  1996/08/31      54875.92                    31752.72
  1996/09/30      62277.14                    33539.76
  1996/10/31      62771.88                    34464.79
  1996/11/30      72191.62                    37069.98
  1996/12/31      72191.62                    36335.62
  1997/01/31      83471.56                    38605.87
  1997/02/28      75100.65                    38908.54
  1997/03/31      69876.26                    37309.79
  1997/04/30      76387.53                    39537.19
  1997/05/31      84780.81                    41944.21
  1997/06/30      84258.95                    43823.31
  1997/07/31      98892.83                    47310.33
  1997/08/31     102632.84                    44660.01
  1997/09/30     106438.08                    47106.04
  1997/10/31      90651.76                    45532.69
  1997/11/30      89999.43                    47640.40
  1997/12/31      82096.47                    48458.39
  1998/01/31      83428.77                    48994.34
  1998/02/28      93234.52                    52527.81
  1998/03/31      90569.91                    55217.76
  1998/04/30      94833.28                    55773.25
  1998/05/31      82149.76                    54814.51
  1998/06/30      83775.17                    57041.07
  1998/07/31      87292.45                    56433.58
  1998/08/31      69885.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980921 161827 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Electronics Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $69,885 - a 598.85% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                         % OF FUND'S
                         INVESTMENTS

INTEL CORP.              11.2

TEXAS INSTRUMENTS, INC.  7.6

MICROSOFT CORP.          6.5

MICRON TECHNOLOGY, INC.  5.6

SOLECTRON CORP.          5.2

EMC CORP.                4.1

MOTOROLA, INC.           4.0

COMPAQ COMPUTER CORP.    3.6

SCI SYSTEMS, INC.        3.0

LINEAR TECHNOLOGY CORP.  2.2

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 26.8
ROW: 1, COL: 2, VALUE: 5.2
ROW: 1, COL: 3, VALUE: 6.4
ROW: 1, COL: 4, VALUE: 7.6
ROW: 1, COL: 5, VALUE: 9.6
ROW: 1, COL: 6, VALUE: 44.4
SEMICONDUCTORS 44.4%
PREPACKAGED COMPUTER
SOFTWARE 9.6%
COMPUTER PERIPHERALS 7.6%
ELECTRONICS & ELECTRONIC
COMPONENTS 6.4%
SEMI-CONDUCTOR CAPITAL
EQUIPMENT 5.2%
ALL OTHERS 26.8%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

ELECTRONICS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Matthew Grech)
NOTE TO SHAREHOLDERS: Matthew Grech became Portfolio Manager of Fidelity Select Electronics Portfolio on June 1, 1998.
Q. HOW DID THE FUND PERFORM, MATT?
A. For the six- and 12-month periods that ended August 31, 1998, the fund returned -25.04% and -31.90%, respectively. By comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10% for the same periods. Beginning this period, the fund also compares itself to the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned -8.97% and -3.28% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE MARKET AND THE GOLDMAN SACHS INDEX BY SUCH A WIDE MARGIN?
A. When comparing the fund to the broader technology benchmark, it's important to understand that electronics stocks are just a small subset of the technology industry. It's also important for investors to understand that electronics stocks are generally more volatile than the broader technology index during industry downturns and upswings. Since these companies are generally niche suppliers to the larger and often more diversified computer, instrument and telecommunications equipment makers, their businesses tend to get hit first and hardest in an industry downturn. On the other hand, they also tend to recover rapidly when business conditions improve for the broader industry. It's also important to note that the Goldman Sachs index was helped considerably by strong price gains from industry giants Dell, Microsoft and Cisco, while being hurt by electronics companies, such as Micron Technology, which are more typical to the fund's investing universe.
Q. WHAT WAS YOUR STRATEGY WITHIN THIS DIFFICULT ENVIRONMENT?
A. I continued to identify and buy the companies best positioned to survive industry downturns. First, I increased the fund's investments in large-capitalization stocks, such as Cisco and Lucent, but still not to the degree represented by the Goldman Sachs index. I added Solectron and SCI Systems, contract manufacturers for electronics companies, whose customers include Cisco and Hewlett Packard. I was enthusiastic about the prospects for these contract manufacturing companies, because semiconductor companies increasingly have been outsourcing the manufacturing of semiconductor components. I also added Micron Technology, which makes DRAM computer memory, to the top 10 holdings. As more memory is being put into new PCs, the prospects for increasing demand could strengthen.
Q. WHICH STOCKS PERFORMED WELL?
A. Microsoft , Dell, Nokia and Citrix Systems all performed well, benefiting from the relative insulation that larger companies enjoyed during the period. Software companies, such as Microsoft, also fared better than semiconductor and PC-related stocks during the period. Dell's good performance reflected its success in adding market share. Nokia, with its terrific product line, was able to gain a larger share of the cellular phone market during the period, and performed well.
Q. WHICH STOCKS WERE DISAPPOINTMENTS?
A. Micron Technology and Intel were the fund's biggest detractors from performance. As component sales lagged, both companies were hurt by the decline of personal computer inventories during the period. Micron also suffered through a significant decline in the price of DRAM. SCI Systems' performance was hurt by a substantial decline in the pricing of components, reducing its revenues and overall performance.
Q. WHAT'S YOUR OUTLOOK?
A. I'm relatively optimistic. Expectations for this industry have come down to a much more reasonable level, creating an environment in which companies may be surpassing expectations, rather than falling short, as in the recent past. I will continue to look for the companies that produce technology necessary for semiconductor production. These are companies that you can't do without if you want to make a good PC or a good telephone handset. Above all, I will look for companies with financial strength, innovative research and development, low-cost manufacturing, competitive product lines and strong management teams. These are the companies that will be in a position to gain market share throughout the downturn and consolidate their lead when the industry recovers.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 008
TRADING SYMBOL: FSELX
SIZE: as of August 31, 1998, more than
$1.4 billion
MANAGER: Matthew Grech, since June, 1998;
analyst covering semiconductor equipment, electronic distribution, components, electronic design automation and electronic contract manufacturing industries, since 1996; joined
Fidelity in 1996

ELECTRONICS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.2%
 SHARES VALUE (NOTE 1)
COMMUNICATIONS EQUIPMENT - 7.2%
DATACOMMUNICATIONS EQUIPMENT - 4.0%
Cisco Systems, Inc. (a)  365,000 $ 29,884,375
Jabil Circuit, Inc. (a)  1,110,000  26,085,000
Level One Communications, Inc. (a)  300,875  5,246,508
  61,215,883
TELEPHONE EQUIPMENT - 3.2%
Ascend Communications, Inc. (a)  504,000  17,734,500
Lucent Technologies, Inc.   51,000  3,614,625
Oy Nokia AB sponsored ADR Class A  400,000  26,725,000
  48,074,125
TOTAL COMMUNICATIONS EQUIPMENT   109,290,008
COMPUTER SERVICES & SOFTWARE - 10.1%
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.5%
ARM Holdings PLC sponsored ADR (a)  100,000  5,100,000
Saville Systems PLC sponsored ADR (a)  155,900  2,552,863
  7,652,863
PREPACKAGED COMPUTER SOFTWARE - 9.6%
Citrix Systems, Inc. (a)  493,600  28,443,700
Microsoft Corp. (a)  1,030,000  98,815,620
Sapient Corp.   220,000  8,593,750
Siebel Systems, Inc. (a)  330,600  6,198,750
Wind River Systems, Inc. (a)  100,000  3,750,000
  145,801,820
TOTAL COMPUTER SERVICES & SOFTWARE   153,454,683
COMPUTERS & OFFICE EQUIPMENT - 12.5%
COMPUTER PERIPHERALS - 7.6%
EMC Corp. (a)  1,400,400  63,280,575
Fore Systems, Inc. (a)  379,100  6,539,475
SCI Systems, Inc. (a)  2,005,500  46,001,156
  115,821,206
MINI & MICRO COMPUTERS - 4.9%
Compaq Computer Corp.   1,949,700  54,469,744
Dell Computer Corp. (a)  200,000  20,000,000
  74,469,744
TOTAL COMPUTERS & OFFICE EQUIPMENT   190,290,950
DEFENSE ELECTRONICS - 0.7%
Litton Industries, Inc. (a)  220,500  10,584,000
DRUGS & PHARMACEUTICALS - 0.2%
COMMERCIAL LABORATORY RESEARCH - 0.2%
Integrated Process Equipment Corp. (a)  718,300  3,950,650
ELECTRICAL EQUIPMENT - 0.7%
ELECTRICAL MACHINERY - 0.4%
Alcatel Alsthom Compagnie Generale
d'Electricite SA sponsored ADR  200,000  6,037,500
TV & RADIO COMMUNICATION EQUIPMENT - 0.3%
Loral Space & Communications Ltd. (a)  330,700  5,249,863
TOTAL ELECTRICAL EQUIPMENT   11,287,363
ELECTRONIC INSTRUMENTS - 6.1%
ELECTRONIC EQUIPMENT - 0.8%
Berg Electronics Corp. (a)  200,000  6,500,000
LTX Corp. (a)  513,500  1,155,375
Teradyne, Inc. (a)  200,000  3,475,000
Varian Associates, Inc.   17,600  599,500
  11,729,875

 SHARES VALUE (NOTE 1)
INDUSTRIAL MEASUREMENT INSTRUMENTS - 0.1%
JDS Fitel, Inc. (a)  126,100 $ 1,728,499
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 5.2%
Applied Materials, Inc. (a)  628,000  15,425,250
KLA-Tencor Corp. (a)  1,302,500  27,678,125
Kulicke & Soffa Industries, Inc. (a)  150,000  1,940,625
Lam Research Corp. (a)  1,069,227  11,694,670
Novellus Systems, Inc. (a)  849,400  22,615,275
  79,353,945
TOTAL ELECTRONIC INSTRUMENTS   92,812,319
ELECTRONICS - 53.3%
CONNECTORS - 2.2%
AMP, Inc.   650,000  23,196,875
Methode Electronics, Inc. Class A  584,000  7,008,000
PCD, Inc. (a)  200,000  3,050,000
  33,254,875
ELECTRONICS & ELECTRONIC COMPONENTS - 6.4%
Advanced Energy Industries, Inc. (a)  139,000  868,750
Molex, Inc.   400,000  9,300,000
Sanmina Corp. (a)  261,600  8,076,900
Solectron Corp. (a)  1,929,800  79,724,863
  97,970,513
PRINTED CIRCUIT BOARDS - 0.3%
DII Group, Inc. (a)  400,000  5,150,000
SEMICONDUCTORS - 44.4%
Altera Corp. (a)  552,800  16,100,300
Analog Devices, Inc. (a)  1,030,500  14,491,406
Applied Micro Circuits Corp.   955,000  18,145,000
Celestica, Inc. (sub-vtg.) (a)  26,300  356,312
Etec Systems, Inc. (a)  637,300  15,374,863
Intel Corp.   2,409,000  171,490,688
Lattice Semiconductor Corp. (a)  130,800  3,147,375
Linear Technology Corp.   727,610  34,197,670
Maxim Integrated Products, Inc. (a)  1,195,200  32,868,000
Microchip Technology, Inc. (a)  897,550  16,436,384
Micron Technology, Inc. (a)  3,755,300  85,433,075
Motorola, Inc.   1,419,100  61,109,994
PMC-Sierra, Inc. (a)  963,900  29,459,194
Texas Instruments, Inc.   2,423,800  115,584,963
Triquint Semiconductor, Inc. (a)  100,000  1,525,000
Vitesse Semiconductor Corp. (a)  1,238,100  33,583,463
Xilinx, Inc. (a)  904,400  27,584,200
  676,887,887
TOTAL ELECTRONICS   813,263,275
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
SPECIAL INDUSTRIAL MACHINERY, NEC - 1.0%
ASM Lithography Holding NV (a)  436,600  7,695,075
Gasonics International Corp. (a)  225,000  1,125,000
PRI Automation, Inc.   486,600  6,082,500
  14,902,575
METALS & MINING - 0.4%
NONFERROUS WIRE - 0.4%
Cable Design Technology Corp. (a)  475,000  6,679,688
TOTAL COMMON STOCKS
 (Cost $1,607,779,349)   1,406,515,511
CASH EQUIVALENTS - 7.8%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $118,750,757)  118,750,757 $ 118,750,757
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,726,530,106)   $1,525,266,268

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,103,962,185 and $2,516,669,832, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $228,387 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $22,091,743 and $26,619,800, respectively (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows (see Note 10 of Notes to Financial Statements):

                            PURCHASES   SALES        DIVIDEND VALUE
AFFILIATE                   COST        COST         INCOME
Benchmarq Microelectronics,
Inc.                        $ -         $ 1,281,788  $ -      $ -
Galileo Technology Ltd.     6,278,291   11,105,381   -        -
3D Labs, Inc. Ltd.          1,556,810   4,035,636    -        -
TOTALS                      $ 7,835,101 $ 16,422,805 $ -      $ -

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,735,359,059. Net unrealized depreciation aggregated $210,092,791, of which $97,532,247 related to appreciated investment securities and $307,625,038 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending February 28, 1999 approximately $309,105,000 of losses recognized during the period November 1, 1997 to February 28, 1998.

ELECTRONICS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 1,525,266,268
SECURITIES, AT
VALUE
(COST
$1,726,530,
106) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     6,046,262
INVESTMENTS
SOLD

RECEIVABLE FOR                     3,460,234
FUND SHARES
SOLD

DIVIDENDS                          87,237
RECEIVABLE

INTEREST                           564,447
RECEIVABLE

REDEMPTION FEES                    46,121
RECEIVABLE

OTHER                              54,183
RECEIVABLES

 TOTAL ASSETS                      1,535,524,752

LIABILITIES

PAYABLE FOR          $ 3,744,566
INVESTMENTS
PURCHASED

PAYABLE FOR           30,118,581
FUND SHARES
REDEEMED

ACCRUED               913,890
MANAGEMENT
FEE

OTHER PAYABLES        1,022,934
AND
ACCRUED
EXPENSES

COLLATERAL ON         26,619,800
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                 62,419,771

NET ASSETS                        $ 1,473,104,981

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 2,104,463,986

ACCUMULATED                        (6,465,136)
NET INVESTMENT
LOSS

ACCUMULATED                        (423,636,782)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS)
ON
INVESTMENTS
AND
FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     (201,257,087)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN FOREIGN
CURRENCIES

NET ASSETS, FOR                   $ 1,473,104,981
56,160,729
SHARES
OUTSTANDING

NET ASSET                          $26.23
VALUE AND
REDEMPTION
PRICE PER
SHARE
($1,473,104,
981 (DIVIDED BY)
56,160,729
SHARES)

MAXIMUM                            $27.04
OFFERING PRICE
PER SHARE
(100/97.00
OF $26.23)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                          $ 1,327,567
INCOME
DIVIDENDS

INTEREST                             4,600,235
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$304,739)

 TOTAL INCOME                        5,927,802

EXPENSES

MANAGEMENT          $ 6,281,940
FEE

TRANSFER AGENT       5,753,591
FEES

ACCOUNTING AND       414,569
SECURITY
LENDING FEES

NON-INTERESTED       4,227
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       66,769
AND EXPENSES

REGISTRATION FEES    51,795

AUDIT                46,544

LEGAL                6,988

REPORTS TO           310,724
SHAREHOLDERS

 TOTAL EXPENSES      12,937,147
BEFORE
REDUCTIONS

 EXPENSE             (544,209)       12,392,938
REDUCTIONS

NET INVESTMENT                       (6,465,136)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          (73,761,516)
SECURITIES
(INCLUDING
 REALIZED
GAIN (LOSS) OF
 $(3,124,77
3) ON SALES OF
 INVESTMENTS
IN AFFILIATED
ISSUERS)

 FOREIGN             (14,901)        (73,776,417)
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (460,397,466)
SECURITIES

 ASSETS AND          9,687           (460,387,779)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      (534,164,196)

NET INCREASE                        $ (540,629,332)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 2,265,143
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                      $ 2,261,758
- RETAINED BY
FDC

 DEFERRED SALES                     $ 6,305
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 302,775
WITHHELD BY
FSC

 EXPENSE                            $ 530,916
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          4,640
CREDITS

  TRANSFER                           8,653
AGENT CREDITS

                                    $ 544,209

STATEMENT OF CHANGES IN NET ASSETS
INCREASE          SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN     AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS        (UNAUDITED)       1998

OPERATIONS        $ (6,465,136)     $ (10,090,302)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED      (73,776,417)      286,758,046
GAIN (LOSS)

 CHANGE IN NET     (460,387,779)     113,929,512
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE      (540,629,332)     390,597,256
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

 FROM NET          -                 (424,271,823)
REALIZED GAIN

 IN EXCESS OF      -                 (145,162,086)
NET REALIZED
GAIN

 TOTAL             -                 (569,433,909)
DISTRIBUTIONS

SHARE              356,875,239       3,020,162,765
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT      -                 559,329,509
OF
DISTRIBUTIONS

 COST OF SHARES    (1,013,169,897)   (2,481,381,434)
REDEEMED

 NET INCREASE      (656,294,658)     1,098,110,840
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION        1,279,236         5,459,035
FEES

  TOTAL            (1,195,644,754)   924,733,222
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF      2,668,749,735     1,744,016,513
PERIOD

 END OF PERIOD    $ 1,473,104,981   $ 2,668,749,735
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$6,465,136
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD              10,803,700        75,772,884

 ISSUED IN         -                 17,854,821
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED          (30,912,697)      (63,315,407)

 NET INCREASE      (20,108,997)      30,312,298
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED                YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,               FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997         1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 34.99      $ 37.95       $ 28.18      $ 19.80       $ 17.67       $ 14.28
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     (.10)        (.17)         (.17)        (.08)         (.18)         (.09)
INVESTMENT
INCOME
(LOSS) D

 NET                     (8.68)       7.32          9.80         13.51         2.11          6.09
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (8.78)       7.15          9.63         13.43         1.93          6.00
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                -            (7.60)        -            (5.25)        -             (2.75)
REALIZED
GAIN

 IN EXCESS               -            (2.60)        -            -             -             -
OF NET
REALIZED
GAIN

 TOTAL                   -            (10.20)       -            (5.25)        -             (2.75)
DISTRIBUTIO
NS

REDEMPTION               .02          .09           .14          .20           .20           .14
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 26.23      $ 34.99       $ 37.95      $ 28.18       $ 19.80       $ 17.67
VALUE, END
OF PERIOD

TOTAL                    (25.04)%     24.15%        34.67%       72.75%        12.05%        46.24%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 1,473,105  $ 2,668,750   $ 1,744,017  $ 1,133,362   $ 216,433     $ 110,993
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.19% A      1.18%         1.33%        1.25%         1.72%         1.67%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.14% A, E   1.12% E       1.29%E       1.22%E        1.71%E        1.67%
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             (.59)% A     (.42)%        (.54)%       (.28)%        (.98)%        (.52)%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                210% A       435%          341%         366%          205%          163%
TURNOVER
RATE

AVERAGE                 $ .0439      $ .0442       $ .0421
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


SOFTWARE AND COMPUTER SERVICES PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED         PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998       MONTHS   YEAR    YEARS    YEARS

SELECT SOFTWARE AND   -15.01%  -5.27%  109.36%  539.56%
COMPUTER SERVICES

SELECT SOFTWARE AND   -17.63%  -8.19%  103.01%  520.30%
COMPUTER SERVICES
(LOAD ADJ.)

S&P 500               -8.10%   8.10%   131.21%  382.74%

GS TECHNOLOGY         -8.97%   -3.28%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED         PAST 1  PAST 5  PAST 10
AUGUST 31, 1998       YEAR    YEARS   YEARS

SELECT SOFTWARE AND   -5.27%  15.93%  20.39%
COMPUTER SERVICES

SELECT SOFTWARE AND   -8.19%  15.21%  20.02%
COMPUTER SERVICES
(LOAD ADJ.)

S&P 500               8.10%   18.25%  17.05%

GS TECHNOLOGY         -3.28%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Software/Computer Svcs      S&P 500
             00028                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10325.81                    10426.00
  1988/10/31       9780.05                    10715.84
  1988/11/30       9634.51                    10562.61
  1988/12/31      10434.96                    10747.45
  1989/01/31      11213.58                    11534.17
  1989/02/28      10711.48                    11246.96
  1989/03/31      10449.51                    11509.02
  1989/04/30      11460.99                    12106.34
  1989/05/31      11875.77                    12596.64
  1989/06/30      10699.63                    12524.84
  1989/07/31      10383.83                    13655.84
  1989/08/31      10857.53                    13923.49
  1989/09/30      11075.58                    13866.40
  1989/10/31      11308.67                    13544.70
  1989/11/30      11639.51                    13821.02
  1989/12/31      11692.29                    14152.72
  1990/01/31      11276.63                    13203.07
  1990/02/28      11569.13                    13373.39
  1990/03/31      12030.97                    13727.79
  1990/04/30      11992.49                    13384.59
  1990/05/31      13501.17                    14689.59
  1990/06/30      13816.76                    14589.70
  1990/07/31      12554.40                    14543.01
  1990/08/31      10799.40                    13228.33
  1990/09/30       9560.12                    12584.11
  1990/10/31       9752.56                    12529.99
  1990/11/30      11007.23                    13339.43
  1990/12/31      11792.36                    13711.60
  1991/01/31      13524.26                    14309.43
  1991/02/28      14509.53                    15332.55
  1991/03/31      15333.14                    15703.60
  1991/04/30      15217.68                    15741.29
  1991/05/31      15494.79                    16421.31
  1991/06/30      14359.13                    15669.22
  1991/07/31      15241.21                    16399.40
  1991/08/31      16479.50                    16788.07
  1991/09/30      15936.69                    16507.71
  1991/10/31      16733.94                    16728.91
  1991/11/30      14901.95                    16054.73
  1991/12/31      17198.54                    17891.40
  1992/01/31      19959.13                    17558.62
  1992/02/29      20558.87                    17786.88
  1992/03/31      19571.06                    17440.03
  1992/04/30      19077.15                    17952.77
  1992/05/31      19377.02                    18040.74
  1992/06/30      18327.47                    17771.93
  1992/07/31      19623.98                    18498.80
  1992/08/31      18159.90                    18119.58
  1992/09/30      19474.04                    18333.39
  1992/10/31      21043.96                    18397.56
  1992/11/30      22878.47                    19024.91
  1992/12/31      23310.64                    19258.92
  1993/01/31      24510.13                    19420.70
  1993/02/28      24360.19                    19684.82
  1993/03/31      24880.56                    20100.17
  1993/04/30      24461.84                    19613.74
  1993/05/31      27220.77                    20139.39
  1993/06/30      28625.13                    20197.79
  1993/07/31      27758.61                    20117.00
  1993/08/31      29631.09                    20879.44
  1993/09/30      30228.70                    20718.67
  1993/10/31      30158.98                    21147.54
  1993/11/30      29411.97                    20946.64
  1993/12/31      30940.41                    21200.10
  1994/01/31      32018.55                    21920.90
  1994/02/28      32445.31                    21326.84
  1994/03/31      28963.81                    20396.99
  1994/04/30      29113.66                    20658.07
  1994/05/31      26200.02                    20996.87
  1994/06/30      23900.97                    20482.44
  1994/07/31      25073.26                    21154.27
  1994/08/31      27793.41                    22021.59
  1994/09/30      29056.75                    21482.06
  1994/10/31      30843.63                    21965.41
  1994/11/30      30137.99                    21165.43
  1994/12/31      31059.88                    21479.31
  1995/01/31      30547.72                    22036.27
  1995/02/28      33085.77                    22895.02
  1995/03/31      34975.09                    23570.66
  1995/04/30      36067.70                    24264.81
  1995/05/31      37046.50                    25234.68
  1995/06/30      40324.35                    25820.88
  1995/07/31      42759.97                    26677.10
  1995/08/31      43055.89                    26744.06
  1995/09/30      44831.39                    27872.66
  1995/10/31      45366.32                    27773.15
  1995/11/30      46652.42                    28992.39
  1995/12/31      45429.49                    29550.79
  1996/01/31      43687.13                    30556.70
  1996/02/29      46377.54                    30839.96
  1996/03/31      45198.88                    31136.95
  1996/04/30      49749.21                    31595.90
  1996/05/31      51483.88                    32410.76
  1996/06/30      48914.98                    32534.25
  1996/07/31      45154.33                    31096.88
  1996/08/31      46094.49                    31752.72
  1996/09/30      52119.48                    33539.76
  1996/10/31      52304.87                    34464.79
  1996/11/30      56449.53                    37069.98
  1996/12/31      55317.22                    36335.62
  1997/01/31      59757.12                    38605.87
  1997/02/28      53865.18                    38908.54
  1997/03/31      51100.72                    37309.79
  1997/04/30      54097.51                    39537.19
  1997/05/31      58677.99                    41944.21
  1997/06/30      58707.93                    43823.31
  1997/07/31      65803.17                    47310.33
  1997/08/31      65488.83                    44660.01
  1997/09/30      67539.56                    47106.04
  1997/10/31      64455.97                    45532.69
  1997/11/30      65878.02                    47640.40
  1997/12/31      63622.55                    48458.39
  1998/01/31      65370.61                    48994.34
  1998/02/28      72989.48                    52527.81
  1998/03/31      79074.69                    55217.76
  1998/04/30      77980.91                    55773.25
  1998/05/31      71888.14                    54814.51
  1998/06/30      80646.50                    57041.07
  1998/07/31      75911.36                    56433.58
  1998/08/31      62030.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980924 145619 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Software and Computer Services Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $62,030 - a 520.30% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                         % OF FUND'S
                                         INVESTMENTS

MICROSOFT CORP.                          14.9

BMC SOFTWARE, INC.                       8.8

ORACLE CORP.                             7.5

PEOPLESOFT, INC.                         6.5

SIEBEL SYSTEMS, INC.                     5.2

COMPUWARE CORP.                          5.0

AUTOMATIC DATA PROCESSING, INC.          4.0

COMPUTER ASSOCIATES INTERNATIONAL, INC.  4.0

DELL COMPUTER CORP.                      3.4

AMERICA ONLINE, INC.                     2.5

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 12.7
ROW: 1, COL: 2, VALUE: 2.5
ROW: 1, COL: 3, VALUE: 3.6
ROW: 1, COL: 4, VALUE: 7.3
ROW: 1, COL: 5, VALUE: 10.4
ROW: 1, COL: 6, VALUE: 63.5
PREPACKAGED COMPUTER
SOFTWARE 63.5%
COMPUTER SERVICES 10.4%
DATA PROCESSING 7.7%
MINI & MICRO COMPUTERS 3.6%
COMPUTERS & OFFICE EQUIPMENT 2.5%
ALL OTHERS 12.3%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

SOFTWARE AND COMPUTER SERVICES PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of John Porter)
John Porter,
Portfolio Manager of
Fidelity Select Software and
Computer Services Portfolio
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the six- and 12-month periods that ended August 31, 1998, the fund returned -15.01% and -5.27%, respectively. By comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10% for the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned -8.97% and -3.28% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE MARKET AND THE TECHNOLOGY INDEX?
A. It's important to understand that software and computer services stocks are a small subset of the technology industry. As with any comparison between a narrow group of stocks and a broader group, there will usually be greater volatility in the narrow group. Software and computer services stocks are generally more volatile than the broader technology index during industry downturns and upswings.
Q. WHAT WERE THE PRIMARY CONCERNS DRIVING THE INDUSTRY'S PERFORMANCE DURING THE PERIOD?
A. The main issue that caused investors concern was the much-discussed "Year 2000" (Y2K) problem. Many computer systems have 2-digit date fields, so there could be severe problems with older computer systems, which unless corrected might misunderstand the year 2000 as 1900, for instance. The concern is that as we move closer to this date, companies will shift an increasing percentage of their technology budgets to fix the Y2K problem, rather than spending for new applications. Two of the larger software companies, Oracle and Computer Associates, have blamed a slowdown in software sales on the shifting of resources to Y2K fixes. The concern, which could manifest itself in lower earnings, is that other large-enterprise software companies, such as PeopleSoft, SAP and others, could see a substantial slowdown in revenue growth because of this shift.
Q. WHAT WAS YOUR STRATEGY WITHIN THIS ENVIRONMENT?
A. The Year 2000 issue was a difficult one to respond to. I bought more computer service companies that could benefit from the very strong demand for services to help fix and update computer systems. In addition, I bought stock in software companies that sell tools that help fix Y2K problems, such as Compuware.
Q. WHICH STOCKS PERFORMED WELL?
A. Microsoft, BMC Software and Compuware all performed well. These companies demonstrated accelerating revenue growth, and the stock market rewarded them with higher valuations. Microsoft had very attractive revenue growth, due in part to its recent release of Windows 98, its newest major desktop operating system. BMC Software benefited from sales of its software that helps organizations manage the vast amount of data stored in databases and improve the performance of new enterprise applications. Compuware, a leader in application development and maintenance software, with a very successful services organization, performed well. Dell Computer successfully added market share during the period, helping its performance.
Q. WHICH STOCKS WERE DISAPPOINTMENTS?
A. Computer Associates, Oracle and Siebel Systems performed poorly. Siebel's stock declined approximately 30% in the six months ending August 31, because investors were cautious about Siebel's recent acquisition of Scopus. Computer Associates, whose revenue and profit growth have been good, suffered after it made cautionary statements about a slowdown in revenues over the next few quarters. The company anticipated a slowdown, due primarily to customer reluctance to commit to large software purchases at a point in time when Y2K costs were high and economic uncertainty prevails. Oracle's stock declined over growing concern about a slowdown in core database sales, as well as modest customer demand for its applications.
Q. WHAT'S YOUR OUTLOOK?
A. Although short-term performance is hard to predict, I believe that both software and computer services will be extremely attractive segments of the market over the longer term. I will continue to follow my basic investing philosophy of looking for the best opportunities for the fund. Technology should continue to be an ever-growing part of the economy and, as a consequence, there will continue to be very attractive investment opportunities in both the software and computer service industries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: July 29, 1985
FUND NUMBER: 028
TRADING SYMBOL: FSCSX
SIZE: as of August 31, 1998, more than
$437 million
MANAGER: John Porter, since 1997; manager
Fidelity Select Medical Delivery Portfolio, since
January 1998; Fidelity Select Multimedia
Portfolio, 1996-1997; joined Fidelity in 1995

SOFTWARE AND COMPUTER SERVICES PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.2%
 SHARES VALUE (NOTE 1)
COMMUNICATIONS EQUIPMENT - 0.9%
DATACOMMUNICATIONS EQUIPMENT - 0.6%
Cisco Systems, Inc. (a)  30,000 $ 2,456,250
TELEPHONE EQUIPMENT - 0.3%
Oy Nokia AB sponsored ADR Class A  20,800  1,389,700
TOTAL COMMUNICATIONS EQUIPMENT   3,845,950
COMPUTER SERVICES & SOFTWARE - 80.7%
COMPUTER RELATED SERVICES, NEC - 0.5%
Security Dynamics Technologies, Inc. (a) 230,000 2,156,250 COMPUTER SERVICES - 10.4%
America Online, Inc.   135,000  11,061,563
Cambridge Technology Partners, Inc. (a)   130,000  4,225,000
Computer Sciences Corp.   60,000  3,393,750
Electronic Data Systems Corp.   124,100  4,157,350
Equifax, Inc.   140,000  4,987,500
Galileo International, Inc.   30,000  980,625
HBO & Co.   360,000  7,650,000
Paychex, Inc.   53,437  2,030,606
SunGard Data Systems, Inc. (a)  105,200  3,333,525
Technology Solutions, Inc. (a)  150,000  1,715,625
Yahoo, Inc. (a)  26,000  1,794,000
  45,329,544
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.6%
Keane, Inc. (a)  60,000  2,520,000
CAD/CAM/CAE - 0.2%
BroadVision, Inc. (a)  61,000  1,139,938
DATA PROCESSING - 7.7%
Affiliated Computer Services, Inc.
 Class A (a)  100,000  3,268,750
Automatic Data Processing, Inc.   275,000  17,531,250
First Data Corp.   440,000  9,102,500
Fiserv, Inc. (a)  55,000  2,145,000
Sabre Group Holdings, Inc. Class A (a)  50,000  1,600,000
  33,647,500
PREPACKAGED COMPUTER SOFTWARE - 61.3%
Aspect Development, Inc. (a)  200,000  5,825,000
BMC Software, Inc.   909,600  38,487,450
BEA Systems, Inc. (a)  340,000  5,185,000
Business Objects SA sponsored ADR (a)  69,000  612,375
Check Point Software
 Technologies Ltd. (a)    100,000  1,812,500
Citrix Systems, Inc. (a)   85,000  4,898,125
Computer Associates International, Inc.   639,250  17,259,750
Compuware Corp. (a)   476,200  21,637,338
Deltek Systems, Inc. (a)  50,000  825,000
HNC Software, Inc. (a)  50,000  1,815,625
Industrial-Matematik
 International Corp. (a)    378,400  2,270,400
i2 Technologies, Inc. (a)   100,800  1,423,800
J.D. Edwards & Co.   100,000  4,050,000
Manugistics Group, Inc. (a)  258,800  3,671,725
Mercury Interactive Group Corp. (a) 50,000 1,681,250 Microsoft Corp. (a) 677,000 64,949,688
Networks Associates, Inc. (a)  60,000  1,935,000
New Era of Networks, Inc. (a)  34,000  973,250
Oracle Corp. (a)  1,650,600  32,908,838
PeopleSoft, Inc. (a)  1,002,000  28,181,250

 SHARES VALUE (NOTE 1)
Policy Management
 Systems Corp. (a)    78,400 $ 3,273,200
Siebel Systems, Inc. (a)  1,219,625  22,867,969
Systems Software Associates, Inc. (a)  200,000  900,000
  267,444,533
TOTAL COMPUTER SERVICES & SOFTWARE   352,237,765
COMPUTERS & OFFICE EQUIPMENT - 8.2%
COMPUTER EQUIPMENT - WHOLESALE - 0.4%
Tech Data Corp. (a)  44,600  1,686,438
COMPUTERS & OFFICE EQUIPMENT - 2.5%
International Business Machines Corp.   95,000  10,699,375
ELECTRONIC COMPUTERS - 1.1%
Gateway 2000, Inc. (a)  97,800  4,627,163
GRAPHICS WORKSTATIONS - 0.6%
Sun Microsystems, Inc. (a)  70,000  2,773,750
MINI & MICRO COMPUTERS - 3.6%
Compaq Computer Corp.   27,500  768,281
Dell Computer Corp. (a)  150,000  15,000,000
  15,768,281
TOTAL COMPUTERS & OFFICE EQUIPMENT   35,555,007
ELECTRICAL EQUIPMENT - 0.1%
ELECTRICAL MACHINERY - 0.1%
Philips Electronics NV  9,400  563,413
ELECTRONICS - 1.5%
SEMICONDUCTORS - 1.5%
Intel Corp.   92,000  6,549,250
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
MAIL ORDER - 0.1%
Amazon.com, Inc. (a)  5,600  469,000
SERVICES - 0.7%
MANAGEMENT CONSULTING SERVICES - 0.4%
IMS Health, Inc.   30,000  1,650,000
PERSONNEL SUPPLY SERVICES - 0.3%
Computer Horizons Corp. (a)   61,300  1,432,888
TOTAL SERVICES   3,082,888
TOTAL COMMON STOCKS
 (Cost $391,753,534)   402,303,273
NONCONVERTIBLE PREFERRED STOCKS - 2.2%
COMPUTER SERVICES & SOFTWARE - 2.2%
PREPACKAGED COMPUTER SOFTWARE - 2.2%
SAP AG Systeme Anwendungen Produkte in
 der Datenverarbeitung
 (Cost $4,584,921)  18,000  9,761,594
CASH EQUIVALENTS - 5.6%
Taxable Central Cash Fund (b)
 (Cost $24,197,912)  24,197,912  24,197,912

TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $420,536,367) $ 436,262,779

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $207,962,154 and $180,181,527, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $30,859 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $6,273,500 and $7,228,000, respectively (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $423,234,536. Net unrealized appreciation aggregated $13,028,243, of which $91,706,444 related to appreciated investment securities and $78,678,201 related to depreciated investment securities.

SOFTWARE AND COMPUTER SERVICES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 436,262,779
SECURITIES, AT
VALUE
(COST
$420,536,36
7) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     13,720,501
INVESTMENTS
SOLD

RECEIVABLE FOR                     1,517,611
FUND SHARES
SOLD

DIVIDENDS                          66,150
RECEIVABLE

INTEREST                           105,146
RECEIVABLE

REDEMPTION FEES                    10,457
RECEIVABLE

OTHER                              9,999
RECEIVABLES

 TOTAL ASSETS                      451,692,643

LIABILITIES

PAYABLE FOR          $ 6,748,553
FUND SHARES
REDEEMED

ACCRUED               263,671
MANAGEMENT
FEE

OTHER PAYABLES        369,607
AND
ACCRUED
EXPENSES

COLLATERAL ON         7,228,000
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                 14,609,831

NET ASSETS                        $ 437,082,812

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 415,531,483

ACCUMULATED                        (2,360,131)
NET INVESTMENT
LOSS

ACCUMULATED                        8,185,048
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                     15,726,412
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                   $ 437,082,812
11,665,833
SHARES
OUTSTANDING

NET ASSET                          $37.47
VALUE AND
REDEMPTION
PRICE PER
SHARE
($437,082,8
12 (DIVIDED BY)
11,665,833
SHARES)

MAXIMUM                            $38.63
OFFERING PRICE
PER SHARE
(100/97.00
OF $37.47)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                       $ 345,621
INCOME
DIVIDENDS

INTEREST                          950,628
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$75,031)

 TOTAL INCOME                     1,296,249

EXPENSES

MANAGEMENT          $ 1,664,019
FEE

TRANSFER AGENT       1,566,634
FEES

ACCOUNTING AND       271,672
SECURITY
LENDING FEES

NON-INTERESTED       1,262
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       11,599
AND EXPENSES

REGISTRATION FEES    67,697

AUDIT                16,458

LEGAL                1,576

REPORTS TO           68,893
SHAREHOLDERS

 TOTAL EXPENSES      3,669,810
BEFORE
REDUCTIONS

 EXPENSE             (13,430)     3,656,380
REDUCTIONS

NET INVESTMENT                    (2,360,131)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          11,356,457
SECURITIES

 FOREIGN             (143)        11,356,314
CURRENCY
TRANSACTIONS

CHANGE IN NET                     (96,403,316)
UNREALIZED
APPRECIATION
(DEPRECIATION)

ON INVESTMENT
SECURITIES

NET GAIN (LOSS)                   (85,047,002)

NET INCREASE                     $ (87,407,133)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                            $ 981,446
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                   $ 971,479
- RETAINED BY
FDC

 DEFERRED SALES                  $ 2,678
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                   $ 70,313
WITHHELD BY
FSC

 EXPENSE                         $ 12,196
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                       213
CREDITS

  TRANSFER                        1,021
AGENT CREDITS

                                 $ 13,430

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (2,360,131)     $ (3,518,045)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       11,356,314        56,333,154
GAIN (LOSS)

 CHANGE IN NET      (96,403,316)      76,776,311
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (87,407,133)      129,591,420
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (2,298,100)       (67,010,560)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               328,697,929       284,940,442
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       2,271,098         66,130,192
OF
DISTRIBUTIONS

 COST OF SHARES     (308,114,855)     (300,538,798)
REDEEMED

 NET INCREASE       22,854,172        50,531,836
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         566,976           555,345
FEES

  TOTAL             (66,284,085)      113,668,041
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       503,366,897       389,698,856
PERIOD

 END OF PERIOD     $ 437,082,812     $ 503,366,897
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$2,360,131
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               6,967,590         6,972,295

 ISSUED IN          47,395            1,737,307
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (6,722,079)       (7,436,837)

 NET INCREASE       292,906           1,272,765
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 44.26      $ 38.58       $ 36.20    $ 29.07       $ 28.89       $ 27.62
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     (.19)        (.33)         (.25)      (.19)         (.26)         (.34)
INVESTMENT
INCOME
(LOSS) D

 NET                     (6.46)       12.57         5.87       11.85         .67           7.92
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (6.65)       12.24         5.62       11.66         .41           7.58
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                (.19)        (6.61)        (3.31)     (4.60)        (.33)         (6.48)
REALIZED
GAIN

REDEMPTION               .05          .05           .07        .07           .10           .17
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 37.47      $ 44.26       $ 38.58    $ 36.20       $ 29.07       $ 28.89
VALUE, END
OF PERIOD

TOTAL                    (15.01)%     35.50%        16.14%     40.17%        1.97%         33.19%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 437,083    $ 503,367     $ 389,699  $ 337,633     $ 236,445     $ 178,034
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.27% A      1.44%         1.54%      1.48%         1.52%         1.57%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.27% A      1.42% E       1.51% E    1.47% E       1.50% E       1.57%
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             (.82)% A     (.81)%        (.66)%     (.54)%        (1.01)%       (1.19)%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                69% A        145%          279%       183%          164%          376%
TURNOVER
RATE

AVERAGE                 $ .0395      $ .0366       $ .0427
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER
HAD CERTAIN EXPENSES
NOT BEEN REDUCED
DURING THE PERIODS
SHOWN. C TOTAL
RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED.
D NET INVESTMENT
INCOME (LOSS) PER
SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING
THE PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S
EXPENSES. F FOR
FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


TECHNOLOGY PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED      PAST 6   PAST 1   PAST 5   PAST 10
AUGUST 31, 1998    MONTHS   YEAR     YEARS    YEARS

SELECT TECHNOLOGY  -13.42%  -15.21%  117.80%  508.81%

SELECT TECHNOLOGY  -16.09%  -17.83%  111.19%  490.47%
(LOAD ADJ.)

S&P 500            -8.10%   8.10%    131.21%  382.74%

GS TECHNOLOGY      -8.97%   -3.28%   N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Technology Index - a market capitalization-weighted index of 190 stocks designed to measure the performance of companies in the technology sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED       PAST 1   PAST 5  PAST 10
AUGUST 31, 1998     YEAR     YEARS   YEARS

SELECT TECHNOLOGY   -15.21%  16.85%  19.80%

SELECT TECHNOLOGY   -17.83%  16.13%  19.43%
(LOAD ADJ.)

S&P 500             8.10%    18.25%  17.05%

GS TECHNOLOGY       -3.28%   N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Technology                  S&P 500
             00064                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30       9962.48                    10426.00
  1988/10/31       9550.86                    10715.84
  1988/11/30       9264.51                    10562.61
  1988/12/31       9902.83                    10747.45
  1989/01/31      10702.21                    11534.17
  1989/02/28      10409.90                    11246.96
  1989/03/31      10219.00                    11509.02
  1989/04/30      10958.73                    12106.34
  1989/05/31      11853.57                    12596.64
  1989/06/30      10803.63                    12524.84
  1989/07/31      10994.53                    13655.84
  1989/08/31      11233.15                    13923.49
  1989/09/30      11501.60                    13866.40
  1989/10/31      11418.08                    13544.70
  1989/11/30      11447.91                    13821.02
  1989/12/31      11585.12                    14152.72
  1990/01/31      11346.49                    13203.07
  1990/02/28      11984.81                    13373.39
  1990/03/31      12545.57                    13727.79
  1990/04/30      11978.84                    13384.59
  1990/05/31      13523.92                    14689.59
  1990/06/30      13643.23                    14589.70
  1990/07/31      12915.44                    14543.01
  1990/08/31      11155.60                    13228.33
  1990/09/30      10207.07                    12584.11
  1990/10/31      10499.38                    12529.99
  1990/11/30      12074.29                    13339.43
  1990/12/31      12802.09                    13711.60
  1991/01/31      14961.62                    14309.43
  1991/02/28      15719.25                    15332.55
  1991/03/31      16977.98                    15703.60
  1991/04/30      16142.80                    15741.29
  1991/05/31      17037.64                    16421.31
  1991/06/30      15384.79                    15669.22
  1991/07/31      17088.21                    16399.40
  1991/08/31      17927.93                    16788.07
  1991/09/30      18017.90                    16507.71
  1991/10/31      18503.74                    16728.91
  1991/11/30      17897.94                    16054.73
  1991/12/31      20351.66                    17891.40
  1992/01/31      21125.65                    17558.62
  1992/02/29      21455.64                    17786.88
  1992/03/31      19751.67                    17440.03
  1992/04/30      19463.68                    17952.77
  1992/05/31      19655.67                    18040.74
  1992/06/30      18250.47                    17771.93
  1992/07/31      19180.35                    18498.80
  1992/08/31      18198.08                    18119.58
  1992/09/30      19088.67                    18333.39
  1992/10/31      20215.00                    18397.56
  1992/11/30      21852.10                    19024.91
  1992/12/31      22127.14                    19258.92
  1993/01/31      22801.63                    19420.70
  1993/02/28      22670.66                    19684.82
  1993/03/31      22965.34                    20100.17
  1993/04/30      22899.49                    19613.74
  1993/05/31      25209.72                    20139.39
  1993/06/30      26440.87                    20197.79
  1993/07/31      25738.39                    20117.00
  1993/08/31      27114.39                    20879.44
  1993/09/30      27534.43                    20718.67
  1993/10/31      26991.27                    21147.54
  1993/11/30      26730.56                    20946.64
  1993/12/31      28466.58                    21200.10
  1994/01/31      29899.84                    21920.90
  1994/02/28      30745.09                    21326.84
  1994/03/31      29708.74                    20396.99
  1994/04/30      29110.37                    20658.07
  1994/05/31      29156.26                    20996.87
  1994/06/30      26685.78                    20482.44
  1994/07/31      27718.33                    21154.27
  1994/08/31      30640.08                    22021.59
  1994/09/30      30487.11                    21482.06
  1994/10/31      31626.74                    21965.41
  1994/11/30      31190.77                    21165.43
  1994/12/31      31634.39                    21479.31
  1995/01/31      30402.97                    22036.27
  1995/02/28      32162.14                    22895.02
  1995/03/31      34120.17                    23570.66
  1995/04/30      36691.84                    24264.81
  1995/05/31      38111.26                    25234.68
  1995/06/30      41651.90                    25820.88
  1995/07/31      45862.83                    26677.10
  1995/08/31      47282.24                    26744.06
  1995/09/30      49458.68                    27872.66
  1995/10/31      48717.43                    27773.15
  1995/11/30      48465.09                    28992.39
  1995/12/31      45492.42                    29550.79
  1996/01/31      45953.46                    30556.70
  1996/02/29      48471.46                    30839.96
  1996/03/31      44721.06                    31136.95
  1996/04/30      48572.31                    31595.90
  1996/05/31      49889.67                    32410.76
  1996/06/30      46340.85                    32534.25
  1996/07/31      41394.00                    31096.88
  1996/08/31      42998.14                    31752.72
  1996/09/30      48509.57                    33539.76
  1996/10/31      48160.07                    34464.79
  1996/11/30      54101.66                    37069.98
  1996/12/31      52688.49                    36335.62
  1997/01/31      58924.44                    38605.87
  1997/02/28      54599.97                    38908.54
  1997/03/31      50985.20                    37309.79
  1997/04/30      53957.10                    39537.19
  1997/05/31      59692.36                    41944.21
  1997/06/30      60791.53                    43823.31
  1997/07/31      67756.54                    47310.33
  1997/08/31      69650.15                    44660.01
  1997/09/30      72457.93                    47106.04
  1997/10/31      62173.65                    45532.69
  1997/11/30      61085.36                    47640.40
  1997/12/31      58130.41                    48458.39
  1998/01/31      61288.56                    48994.34
  1998/02/28      68208.23                    52527.81
  1998/03/31      68452.15                    55217.76
  1998/04/30      71250.83                    55773.25
  1998/05/31      65897.39                    54814.51
  1998/06/30      71379.21                    57041.07
  1998/07/31      71571.78                    56433.58
  1998/08/31      59047.25                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980910 162239 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Technology Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $59,047 - a 490.47% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.
INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                       % OF FUND'S
                                       INVESTMENTS

INTEL CORP.                            11.6

MICROSOFT CORP.                        10.3

OY NOKIA AB SPONSORED ADR CLASS A      5.8

ASCEND COMMUNICATIONS, INC.            5.0

CISCO SYSTEMS, INC.                    5.0

EMC CORP.                              4.5

LUCENT TECHNOLOGIES, INC.              3.2

SEAGATE TECHNOLOGY                     3.0

INTERNATIONAL BUSINESS MACHINES CORP.  3.0

DELL COMPUTER CORP.                    2.6

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 39.1
ROW: 1, COL: 2, VALUE: 5.3
ROW: 1, COL: 3, VALUE: 6.3
ROW: 1, COL: 4, VALUE: 15.2
ROW: 1, COL: 5, VALUE: 16.8
ROW: 1, COL: 6, VALUE: 17.3






TELEPHONE EQUIPMENT 17.3%
SEMICONDUCTORS 16.8%
PREPACKAGED COMPUTER
SOFTWARE 15.2%
DATACOMMUNICATIONS
EQUIPMENT 6.3%
COMPUTER PERIPHERALS 5.3%
ALL OTHER 39.1%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

TECHNOLOGY PORTFOLIO
FUND TALK: THE MANAGERS' OVERVIEW

(photograph of Andrew Kaplan)
(photograph of Adam Hetnarski)

NOTE TO SHAREHOLDERS: Andrew Kaplan (right) became Portfolio Manager of Fidelity Select Technology Portfolio on July 15, 1998. The following is an interview with Adam Hetnarski, who managed the fund during most of the period covered by this report, and Andrew Kaplan, who discusses changes to the fund and his outlook.
Q. ADAM, HOW DID THE FUND PERFORM?
A.H. For the six-month and 12-month periods that ended August 31, 1998, the fund had total returns of -13.42% and -15.21%, respectively. During those same periods, the Standard & Poor's 500 Index posted returns of -8.10% and 8.10%, respectively. Beginning this period, the fund also compares itself to the Goldman Sachs Technology Index - an index of 190 stocks designed to measure the performance of companies in the technology sector - which returned -8.97% and -3.28% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND TRAIL ITS TWO BENCHMARK INDEXES OVER THE PAST SIX
MONTHS?
A.H. The fund and the technology sector trailed the broad market - as measured by the S&P 500 - due to concerns that the crisis in Asia would stifle demand from that region. In addition, many companies suffered from an inventory reduction by personal computer (PC) manufacturers. Further, stocks in the sector had been selling at very high multiples - a measure of how much an investor pays for a company's earnings. When signs of weakness appeared in this sector, stock prices fell. The fund trailed the Goldman Sachs index because earlier in the period it didn't invest in larger-capitalization companies such as IBM and Hewlett-Packard. These companies make up a significant percentage of the Goldman Sachs index and fared well, even when their earnings were not appealing. Finally, the index's Internet stocks, an area where the fund was underweighted earlier in the period, generally performed well.
Q. WHICH STOCKS PROVIDED STRONG PERFORMANCE FOR THE FUND?
A.H. Microsoft did extremely well and proved to be one of the best-positioned large-capitalization stocks in the entire stock market. The company benefited from product upgrades, among many other factors. Dell Computer boasted an operational strategy that enabled it to bring new products to market faster than competitors. HBO & Co. saw its share price rise as the market came to appreciate its dominant position in both the consulting and software sides of its health care information services business.
Q. WHICH STOCKS WERE DISAPPOINTING?
A.H. I'd mention three. Intel and Seagate Technology suffered from slower demand for PCs that caused them to revise their earnings downward. Seagate, in particular, was hurt by an oversupply of disc drives. The share price of Micron Technology also fell due to similar production overcapacity problems in the memory semiconductors industry.
Q. TURNING TO YOU, ANDY, WHAT CHANGES HAVE YOU MADE TO THE FUND SINCE
TAKING OVER?
A.K. First, I've tended to focus on higher-quality names that I felt carried lower risk for earnings disappointments. The market increasingly is paying a premium for these kinds of companies given the uncertainty in Asia and other emerging markets, as well as due to fears about a slowing domestic economy. Second, in the short term I'm focusing on the PC industry, one of the poorer performers over the past 12 to 18 months. I believe that we're moving into a period where sales and profit margins will improve for both PC component suppliers and the computer companies themselves.
Q. WHAT'S YOUR OUTLOOK, ANDY?
A.K. I am cautiously optimistic. On the one hand, we no longer have Asia and some of the other emerging markets supporting the high rates of growth we saw in technology for most of the past decade. Therefore, the sector will be relying more on the continued health of established economies in North America and Europe. As long as global economic growth rates don't fall precipitously, technology shares should do fine, because continued innovation, new products and other factors drive healthy demand for the products. I would caution that technology has proven to be extremely cyclical: The rate of growth in technology has moved in conjunction with the rate of growth in the worldwide economy, albeit at a more pronounced level. As a result, any further slowdown in global economic growth caused by currency dislocations or other factors should have a negative impact on the technology sector. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: JULY 14, 1981
FUND NUMBER: 064
TRADING SYMBOL: FSPTX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$496 MILLION
MANAGER: ANDREW KAPLAN, SINCE JULY 1998;
MANAGER, FIDELITY SELECT DEVELOPING
COMMUNICATIONS PORTFOLIO, SINCE MARCH 1998;
FIDELITY SELECT ELECTRONICS PORTFOLIO, 1996-JUNE
1998; JOINED FIDELITY IN 1995

TECHNOLOGY PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 88.1%
 SHARES VALUE (NOTE 1)
ADVERTISING - 0.0%
GeoCities (a)  400 $ 7,225
24/7 Media, Inc. (a)  500  3,375
  10,600
APPLIANCE STORES - 0.2%
ELECTRIC APPLIANCES - WHOLESALE - 0.2%
Cellstar Corp. (a)  158,500  1,050,063
COMMUNICATIONS EQUIPMENT - 23.6%
DATACOMMUNICATIONS EQUIPMENT - 6.3%
Cisco Systems, Inc. (a)  305,150  24,984,156
3Com Corp. (a)  105,000  2,487,188
Xircom, Inc. (a)  246,700  3,854,688
  31,326,032
TELEPHONE EQUIPMENT - 17.3%
Ascend Communications, Inc. (a)  711,700  25,042,944
Com21, Inc. (a)  25,000  265,625
DSC Communications Corp. (a)  120,900  2,916,713
InterVoice, Inc. (a)  100,000  1,487,500
Lucent Technologies, Inc.   226,100  16,024,838
Oy Nokia AB sponsored ADR Class A  427,200  28,542,300
Northern Telecom Ltd.   240,820  11,553,526
  85,833,446
TOTAL COMMUNICATIONS EQUIPMENT   117,159,478
COMPUTER SERVICES & SOFTWARE - 19.7%
COMPUTER & SOFTWARE STORES - 0.2%
Inacom Corp. (a)  60,300  1,160,775
COMPUTER FACILITIES MANAGEMENT - 0.4%
International Telecommunications Data
 Systems, Inc.   86,400  1,695,600
COMPUTER SERVICES - 2.3%
America Online, Inc.   75,000  6,145,313
Broadcast.com, Inc. (a)  100  3,788
Cambridge Technology Partners, Inc. (a)  93,500  3,038,750
Technology Solutions, Inc. (a)  35,550  406,603
Yahoo, Inc. (a)  25,000  1,725,000
  11,319,454
CUSTOM COMPUTER PROGRAMMING SERVICES - 0.4%
Entrust Technologies, Inc. (a)  1,200  15,900
Saville Systems PLC
 sponsored ADR (a)  109,500  1,793,063
  1,808,963
DATA PROCESSING - 1.2%
Affiliated Computer Services, Inc.
 Class A (a)  66,500  2,173,719
First Data Corp.   187,400  3,876,838
  6,050,557
PREPACKAGED COMPUTER SOFTWARE - 15.2%
Autodesk, Inc.   150,000  3,506,250
BMC Software, Inc.   46,100  1,950,606
BindView Development Corp. (a)  4,000  39,000
Citrix Systems, Inc. (a)  36,800  2,120,600
Computer Associates International, Inc.   73,300  1,979,100
Compuware Corp. (a)  122,500  5,566,094
i2 Technologies, Inc. (a)  3,600  50,850
Microsoft Corp. (a)  533,540  51,186,494
MicroProse, Inc. (a)  286,180  1,627,649

 SHARES VALUE (NOTE 1)
Siebel Systems, Inc. (a)  102,580 $ 1,923,375
Wind River Systems, Inc. (a)  150,000  5,625,000
  75,575,018
TOTAL COMPUTER SERVICES & SOFTWARE   97,610,367
COMPUTERS & OFFICE EQUIPMENT - 18.1%
COMPUTER EQUIPMENT - WHOLESALE - 0.9%
Ingram Micro, Inc. Class A (a)  94,300  4,243,500
COMPUTER PERIPHERALS - 5.3%
EMC Corp. (a)  492,800  22,268,400
Fore Systems, Inc. (a)  139,000  2,397,750
SCI Systems, Inc. (a)  60,700  1,392,306
Western Digital Corp. (a)  50,000  412,500
  26,470,956
COMPUTER STORAGE DEVICES - 4.5%
Maxtor Corp. (a)  745,500  5,078,719
Quantum Corp. (a)  200,000  2,287,500
Seagate Technology (a)  850,000  14,875,000
  22,241,219
COMPUTERS & OFFICE EQUIPMENT - 3.0%
International Business Machines Corp.   131,700  14,832,713
MINI & MICRO COMPUTERS - 4.4%
Apple Computer, Inc. (a)  106,900  3,333,944
Compaq Computer Corp.   215,700  6,026,119
Dell Computer Corp. (a)  126,500  12,650,000
  22,010,063
TOTAL COMPUTERS & OFFICE EQUIPMENT   89,798,451
DRUGS & PHARMACEUTICALS - 0.0%
DRUGS - 0.0%
Barr Laboratories, Inc. (a)  2,000  51,250
ELECTRICAL EQUIPMENT - 4.0%
ELECTRICAL MACHINERY - 1.4%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  231,000  6,973,313
TV & RADIO COMMUNICATION EQUIPMENT - 2.6%
General Instrument Corp. (a)  597,400  11,873,325
Loral Space & Communications Ltd. (a)  67,900  1,077,913
  12,951,238
TOTAL ELECTRICAL EQUIPMENT   19,924,551
ELECTRONIC INSTRUMENTS - 2.4%
ELECTRONIC EQUIPMENT - 1.8%
Smart Modular Technologies, Inc. (a)  250,000  3,812,500
Teradyne, Inc. (a)  300,000  5,212,500
  9,025,000
SEMI-CONDUCTOR CAPITAL EQUIPMENT - 0.6%
KLA-Tencor Corp. (a)  130,300  2,768,875
Novellus Systems, Inc. (a)  6,200  165,075
  2,933,950
TOTAL ELECTRONIC INSTRUMENTS   11,958,950
ELECTRONICS - 17.2%
ELECTRONICS & ELECTRONIC COMPONENTS - 0.4%
Solectron Corp. (a)  41,000  1,693,813
SEMICONDUCTORS - 16.8%
Altera Corp. (a)  350,000  10,193,750
Broadcom Corp. Class A  30,700  1,573,375
Intel Corp.   804,800  57,291,691
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ELECTRONICS - CONTINUED
SEMICONDUCTORS - CONTINUED
Lattice Semiconductor Corp. (a)  119,400 $ 2,873,063
Micron Technology, Inc. (a)  187,100  4,256,525
Semtech Corp. (a)  164,200  2,627,200
Vitesse Semiconductor Corp. (a)  115,000  3,119,375
Xilinx, Inc. (a)  50,000  1,525,000
  83,459,979
TOTAL ELECTRONICS   85,153,792
METALS & MINING - 0.5%
NONFERROUS WIRE - 0.5%
AFC Cable Systems, Inc. (a)  107,500  2,489,297
RETAIL & WHOLESALE, MISCELLANEOUS - 2.0%
MAIL ORDER - 0.4%
Amazon.com, Inc. (a)  25,000  2,093,750
MUSIC, TV, & ELECTRIC STORES - 1.6%
Best Buy Co., Inc. (a)  194,000  7,638,750
TOTAL RETAIL & WHOLESALE, MISCELLANEOUS   9,732,500
SERVICES - 0.4%
BUSINESS SERVICES - 0.4%
Robert Half International, Inc. (a)  37,400  1,795,200
TOTAL COMMON STOCKS
 (Cost $480,586,893)   436,734,499
CASH EQUIVALENTS - 11.9%
Taxable Central Cash Fund (b) 56,502,182  56,502,182
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations), in a joint
 trading account at 5.89%, dated
 8/31/98 due 9/01/98 $ 2,696,441   2,696,000
TOTAL CASH EQUIVALENTS
 (Cost $59,198,182)   59,198,182
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $539,785,075)  $ 495,932,681

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $910,498,269 and $982,612,890, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $141,629 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $15,697,747 and $18,385,500, respectively (see Note 6 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States  89.9%
Finland   5.8
Canada  2.3
France  1.4
Others (individually less than 1%)  0.6
TOTAL  100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $540,113,923. Net unrealized depreciation aggregated $44,181,242, of which $36,452,620 related to appreciated investment securities and $80,633,862 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending February 28, 1999 approximately $49,633,000 of losses recognized during the period November 1, 1997 to February 28, 1998.

TECHNOLOGY PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 495,932,681
SECURITIES, AT
VALUE
(INCLUDING
REPURCHASE
AGREEMENTS OF
$2,696,000)
(COST
$539,785,07
5) -
SEE
ACCOMPANYIN
G SCHEDULE

CASH                                618

RECEIVABLE FOR                      65,448,535
INVESTMENTS
SOLD

RECEIVABLE FOR                      4,769,105
FUND SHARES
SOLD

DIVIDENDS                           38,362
RECEIVABLE

INTEREST                            296,888
RECEIVABLE

REDEMPTION FEES                     39,737
RECEIVABLE

OTHER                               121,992
RECEIVABLES

 TOTAL ASSETS                       566,647,918

LIABILITIES

PAYABLE FOR          $ 39,185,648
INVESTMENTS
PURCHASED

PAYABLE FOR           11,459,691
FUND SHARES
REDEEMED

ACCRUED               299,183
MANAGEMENT
FEE

OTHER PAYABLES        395,764
AND
ACCRUED
EXPENSES

COLLATERAL ON         18,385,500
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                  69,725,786

NET ASSETS                         $ 496,922,132

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 552,035,882

ACCUMULATED                         (1,653,003)
NET INVESTMENT
LOSS

ACCUMULATED                         (9,608,353)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      (43,852,394)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS

NET ASSETS, FOR                    $ 496,922,132
10,802,695
SHARES
OUTSTANDING

NET ASSET                           $46.00
VALUE AND
REDEMPTION
PRICE PER
SHARE
($496,922,1
32 (DIVIDED BY)
10,802,695
SHARES)

MAXIMUM                             $47.42
OFFERING PRICE
PER SHARE
(100/97.00
OF $46.00)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                          $ 613,479
INCOME
DIVIDENDS

INTEREST                             1,598,873
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$152,197)

 TOTAL INCOME                        2,212,352

EXPENSES

MANAGEMENT          $ 1,829,872
FEE

TRANSFER AGENT       1,695,973
FEES

ACCOUNTING AND       287,115
SECURITY
LENDING FEES

NON-INTERESTED       1,392
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       28,870
AND EXPENSES

REGISTRATION FEES    21,589

AUDIT                18,161

LEGAL                1,880

REPORTS TO           81,270
SHAREHOLDERS

 TOTAL EXPENSES      3,966,122
BEFORE
REDUCTIONS

 EXPENSE             (100,767)       3,865,355
REDUCTIONS

NET INVESTMENT                       (1,653,003)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          44,616,297
SECURITIES

 FOREIGN             1,659           44,617,956
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (124,454,603)
SECURITIES

 ASSETS AND          289             (124,454,314)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      (79,836,358)

NET INCREASE                        $ (81,489,361)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 787,481
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                      $ 780,399
- RETAINED BY
FDC

 DEFERRED SALES                     $ 15,620
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 87,915
WITHHELD BY
FSC

 EXPENSE                            $ 97,221
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          2,869
CREDITS

  TRANSFER                           677
AGENT CREDITS

                                    $ 100,767

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (1,653,003)     $ (2,470,345)
NET INVESTMENT
INCOME (LOSS)

 NET REALIZED       44,617,956        56,871,240
GAIN (LOSS)

 CHANGE IN NET      (124,454,314)     69,437,348
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (81,489,361)      123,838,243
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    -                 (112,130,367)
SHAREHOLDERS
FROM NET
REALIZED GAIN

 IN EXCESS OF       -                 (29,870,994)
NET REALIZED
GAIN

 TOTAL              -                 (142,001,361)
DISTRIBUTIONS

SHARE               195,682,037       519,887,482
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       -                 139,074,837
OF DISTRIBUTIONS

 COST OF SHARES     (309,762,843)     (428,139,579)
REDEEMED

 NET INCREASE       (114,080,806)     230,822,740
(DECREASE)
IN NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         567,873           820,601
FEES

  TOTAL             (195,002,294)     213,480,223
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       691,924,426       478,444,203
PERIOD

 END OF PERIOD     $ 496,922,132     $ 691,924,426
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$1,653,003
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               3,572,325         9,533,953

 ISSUED IN          -                 2,923,252
REINVESTMENT
OF DISTRIBUTIONS

 REDEEMED           (5,792,411)       (7,726,118)

 NET INCREASE       (2,220,086)       4,731,087
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                         SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                         ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET                $ 53.13      $ 57.70       $ 54.67    $ 42.05       $ 41.83       $ 34.62
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                      (.14)        (.25)         (.39)      (.28)         (.39)         (.24) E
INVESTMENT
INCOME
(LOSS) D

 NET                      (7.04)       11.29         6.95       20.83         1.95          11.04
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM               (7.18)       11.04         6.56       20.55         1.56          10.80
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                 -            -             -          -             -             (.13)
INVESTMENT
INCOME

 FROM NET                 -            (12.39)       (3.68)     (8.05)        (1.50)        (3.70)
REALIZED
GAIN

 IN EXCESS                -            (3.30)        -          -             -             -
OF NET
REALIZED
GAIN

 TOTAL                    -            (15.69)       (3.68)     (8.05)        (1.50)        (3.83)
DISTRIBUTION
S

REDEMPTION                .05          .08           .15        .12           .16           .24
FEES ADDED
TO PAID IN
CAPITAL

NET ASSET                $ 46.00      $ 53.13       $ 57.70    $ 54.67       $ 42.05       $ 41.83
VALUE, END
OF PERIOD

TOTAL                     (13.42)%     24.92%        12.64%     50.71%        4.61%         35.62%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,              $ 496,922    $ 691,924     $ 478,444  $ 483,026     $ 229,761     $ 202,475
END OF
PERIOD
(000
OMITTED)

RATIO OF                  1.25% A      1.38%         1.49%      1.40%         1.57%         1.55%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                  1.22% A, F   1.30% F       1.44% F    1.39% F       1.56% F       1.54% F
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET              (.52)% A     (.45)%        (.72)%     (.52)%        (.98)%        (.65)%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                 321% A       556%          549%       112%          102%          213%
TURNOVER
RATE

AVERAGE                  $ .0421      $ .0436       $ .0191
COMMISSIO
N RATE G

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E INVESTME
NT INCOME (LOSS) PER
SHARE REFLECTS
DIVIDENDS RECEIVED IN
ARREARS WHICH
AMOUNTED TO $.03
PER SHARE. F FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). G FOR
FISCAL YEARS BEGINNING
ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD
TO PERIOD AND FUND TO
FUND DEPENDING ON
THE MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.



NATURAL GAS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED       PAST 6   PAST 1   PAST 5   LIFE OF
AUGUST 31, 1998     MONTHS   YEAR     YEARS    FUND

SELECT NATURAL GAS  -24.21%  -29.14%  -3.11%   7.55%

SELECT NATURAL GAS  -26.55%  -31.34%  -6.09%   4.25%
(LOAD ADJ.)

S&P 500             -8.10%   8.10%    131.21%  144.31%

GS UTILITIES        -0.48%   29.59%   N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 21, 1993. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED        PAST 1   PAST 5  LIFE OF
AUGUST 31, 1998      YEAR     YEARS   FUND

SELECT NATURAL GAS   -29.14%  -0.63%  1.37%

SELECT NATURAL GAS   -31.34%  -1.25%  0.78%
(LOAD ADJ.)

S&P 500              8.10%    18.25%  18.12%

GS UTILITIES         29.59%   N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER LIFE OF FUND
             Natural Gas                 S&P 500
             00513                       SP001
  1993/04/21       9700.00                    10000.00
  1993/04/30       9515.70                     9926.17
  1993/05/31       9670.90                    10192.20
  1993/06/30       9952.20                    10221.75
  1993/07/31       9913.40                    10180.87
  1993/08/31      10767.00                    10566.72
  1993/09/30      10582.70                    10485.36
  1993/10/31      10010.40                    10702.40
  1993/11/30       9156.80                    10600.73
  1993/12/31       9209.91                    10729.00
  1994/01/31       9672.37                    11093.79
  1994/02/28       9327.98                    10793.14
  1994/03/31       8993.44                    10322.56
  1994/04/30       9692.05                    10454.69
  1994/05/31       9613.33                    10626.15
  1994/06/30       9662.53                    10365.81
  1994/07/31       9603.49                    10705.81
  1994/08/31       9288.63                    11144.75
  1994/09/30       9229.59                    10871.70
  1994/10/31       9554.30                    11116.31
  1994/11/30       8717.93                    10711.46
  1994/12/31       8580.06                    10870.31
  1995/01/31       8313.78                    11152.17
  1995/02/28       8856.20                    11586.77
  1995/03/31       9378.89                    11928.70
  1995/04/30       9536.79                    12280.00
  1995/05/31       9902.07                    12770.83
  1995/06/30       9665.13                    13067.50
  1995/07/31       9665.13                    13500.82
  1995/08/31       9951.43                    13534.70
  1995/09/30      10237.73                    14105.87
  1995/10/31       9793.47                    14055.51
  1995/11/30      10632.63                    14672.55
  1995/12/31      11187.09                    14955.14
  1996/01/31      11236.63                    15464.21
  1996/02/29      11256.45                    15607.57
  1996/03/31      11761.80                    15757.87
  1996/04/30      12587.74                    15990.14
  1996/05/31      12687.64                    16402.52
  1996/06/30      13356.99                    16465.02
  1996/07/31      12397.92                    15737.59
  1996/08/31      12867.47                    16069.50
  1996/09/30      13406.94                    16973.89
  1996/10/31      14376.00                    17442.03
  1996/11/30      15195.20                    18760.47
  1996/12/31      15026.99                    18388.83
  1997/01/31      14794.09                    19537.76
  1997/02/28      12657.51                    19690.94
  1997/03/31      12617.00                    18881.84
  1997/04/30      12431.17                    20009.08
  1997/05/31      13607.66                    21227.24
  1997/06/30      13097.50                    22178.22
  1997/07/31      13670.13                    23942.94
  1997/08/31      14721.67                    22601.65
  1997/09/30      15252.65                    23839.55
  1997/10/31      14825.79                    23043.31
  1997/11/30      13826.30                    24109.98
  1997/12/31      13815.88                    24523.95
  1998/01/31      13107.91                    24795.18
  1998/02/28      13763.83                    26583.41
  1998/03/31      14430.16                    27944.75
  1998/04/30      14825.79                    28225.87
  1998/05/31      14003.29                    27740.67
  1998/06/30      13930.41                    28867.50
  1998/07/31      12743.51                    28560.06
  1998/08/31      10424.69                    24430.84
IMATRL PRASUN   SHR__CHT 19980831 19980910 164229 R00000000000068

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Select Natural Gas Portfolio on April 21, 1993, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $10,425 - a 4.25% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,431 - a 144.31% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                            % OF FUND'S
                            INVESTMENTS

ENRON CORP.                 7.4

COASTAL CORP. (THE)         7.2

VASTAR RESOURCES, INC.      6.7

WILLIAMS COMPANIES, INC.    5.8

ANADARKO PETROLEUM CORP.    5.4

BURLINGTON RESOURCES, INC.  4.3

SUNCOR ENERGY, INC.         3.3

PLAINS RESOURCES, INC.      3.1

PG&E CORP.                  3.0

SEMPRA ENERGY               2.7

TOP INDUSTRIES AS OF AUGUST 31, 1998
CRUDE PETROLEUM & GAS 44.7%
GAS TRANSMISSION 18.6%
PETROLEUM REFINERS 8.4%
GAS DISTRIBUTION 6.2%
GAS TRANSMISSION &
DISTRIBUTION 3.7%
ALL OTHERS 18.4%
ROW: 1, COL: 1, VALUE: 18.4
ROW: 1, COL: 2, VALUE: 3.7
ROW: 1, COL: 3, VALUE: 6.2
ROW: 1, COL: 4, VALUE: 8.4
ROW: 1, COL: 5, VALUE: 18.6
ROW: 1, COL: 6, VALUE: 44.7
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

NATURAL GAS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Victor Thay)

Victor Thay,
Portfolio Manager
of Fidelity Select
Natural Gas Portfolio
Q. HOW DID THE FUND PERFORM, VICTOR?
A. It was a difficult period for the fund. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -24.21% and -29.14%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively, over the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Utilities Index - an index of 136 stocks designed to measure the performance of companies in the utilities sector - which returned -0.48% and 29.59% over the same six- and 12-month periods, respectively.
Q. WHAT ACCOUNTED FOR THE FUND'S POOR PERFORMANCE RELATIVE TO ITS
BENCHMARKS?
A. The fund's performance depends primarily on the prices of natural gas and oil, which were weak during the period. Unseasonably warm weather last winter led to excess supplies of natural gas in the summer months and depressed prices during the period. Furthermore, industrial demand was low, and this was exacerbated by the General Motors strike. In addition, demand for natural gas fell because of the increased use of residual fuels - that is, some users substituted oil for gas because of the lower cost of oil. Consequently, the fund fared worse than the broader market as reflected in the S&P 500. While the Goldman Sachs index does include gas utility stocks, it also contains telecommunications and electric utility stocks, which did relatively well during the period, enabling the index to outperform the fund by a wide margin.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. I cut back on the fund's holdings of exploration and production companies because I felt that they would be hurt more by the ongoing glut of natural gas supplies. Conversely, I built larger positions in gas pipeline and distribution companies because those stocks tend to benefit directly from low interest rates. In addition, I eliminated the fund's holdings of drilling companies, because they are typically more susceptible to initial cutbacks in exploration spending. Finally, I diversified by building positions in certain electric utilities in anticipation of the opportunities I see in the retail energy service markets.
Q. WHAT STOCKS HELPED THE FUND'S PERFORMANCE?
A. Varco International, which builds and repairs drilling rigs, was one of the fund's stronger performers. The stock benefited from one of the cyclical surges in demand for the company's services. Another helpful stock - Noble Drilling - resisted selling pressures better than most of the fund's holdings. The economics of deep water drilling make it profitable to use the services of companies like Noble even at the recent low level of oil and gas prices. I subsequently sold both Varco and Noble because I felt they had become fully valued. Duke Energy and PG&E also were positive contributors to the fund's performance. They are examples of companies that stand to benefit from the deregulation of the electric utility industry.
Q. WHAT HOLDINGS WERE DETRIMENTAL TO THE FUND'S PERFORMANCE?
A. Williams Companies was the biggest detractor from performance. The company had lower profit margins due to the relative difference, or spread, between oil and gas prices. Vintage and Ocean Energy are oil exploration and production companies that suffered because of the cutbacks in exploration spending brought on by lower commodity prices. Finally, Burlington Resources - a natural gas exploration and production company - saw its stock price erode on fears that limits on storage capacity for natural gas would be reached this fall, causing further weakness in gas prices.
Q. WHAT'S YOUR OUTLOOK, VICTOR?
A. There are several developments that might lead to higher oil and gas prices in the coming months. For one thing, the Organization of Petroleum Exporting Countries (OPEC) seems to have reached a consensus on reducing production, which should help support oil prices. Historically, oil prices have not remained at the depressed levels we've seen recently for more than six months or so. A return to seasonably cold winter temperatures would also help spur demand in both the gas and oil markets. However, demand from Asia is still weak, and the currency problems in that region seem to be spreading to Latin America and other emerging markets. For now, the fund's reduced emphasis on exploration and production companies and increased focus on the distribution and pipeline areas seems prudent.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: April 21, 1993
FUND NUMBER: 513
TRADING SYMBOL: FSNGX
SIZE: as of August 31, 1998, more than
$38 million
MANAGER: Victor Thay, since 1997; analyst,
U.S. and Canadian exploration and production industry, 1996-present; Canadian equities,
1995-1996; joined Fidelity in 1995

NATURAL GAS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.7%
 SHARES VALUE (NOTE 1)
AUTOS, TIRES, & ACCESSORIES - 0.6%
PETROLEUM - WHOLESALE - 0.6%
Dynegy, Inc.   25,000 $ 239,063
ELECTRIC UTILITY - 4.3%
ELECTRIC & OTHER SERVICES - 3.0%
PG&E Corp.   35,700  1,146,863
ELECTRIC POWER - 1.3%
Duke Energy Corp.   8,200  511,475
TOTAL ELECTRIC UTILITY   1,658,338
ENERGY SERVICES - 1.2%
OIL & GAS SERVICES - 1.2%
Baker Hughes, Inc.   9,180  167,535
McDermott International, Inc.   15,000  300,938
  468,473
GAS - 28.5%
GAS DISTRIBUTION - 6.2%
Atmos Energy Corp.   20,000  567,500
Cascade Natural Gas Corp.   6,900  109,106
Indiana Energy, Inc.   3,900  111,881
MCN Energy Group, Inc.   16,100  282,756
National Fuel Gas Co.   2,500  102,813
New Jersey Resources Corp.   3,100  104,431
Northwest Natural Gas Co.   4,100  99,938
Sempra Energy (a)  40,301  1,025,157
  2,403,582
GAS TRANSMISSION - 18.6%
Enron Corp.   67,100  2,839,160
El Paso Energy Corp.   40,800  1,012,350
Leviathan Gas Pipeline Partners L.P.  30,100  656,556
TransCanada PipeLines Ltd.   29,896  405,983
Williams Companies, Inc.   97,300  2,237,900
  7,151,949
GAS TRANSMISSION & DISTRIBUTION - 3.7%
Columbia Energy Group  9,700  482,575
Consolidated Natural Gas Co.   9,200  403,075
Equitable Resources, Inc.   9,900  216,563
Midcoast Energy Resources, Inc.   17,930  327,223
  1,429,436
TOTAL GAS   10,984,967
OIL & GAS - 59.1%
CRUDE PETROLEUM & GAS - 44.7%
Anadarko Petroleum Corp.   72,750  2,091,563
Apache Corp.   33,025  755,447
Barrett Resources Corp. (a)  12,500  253,906
Burlington Resources, Inc.   56,072  1,657,629
Elf Aquitaine SA sponsored ADR  20,300  992,163
Enron Oil & Gas Co.   22,200  288,600
Newfield Exploration Co. (a)  17,600  276,100
Noble Affiliates, Inc.   20,600  476,375
Ocean Energy, Inc. (a)  5,540  49,168
Oryx Energy Co. (a)  39,000  485,063
Paramount Resources Ltd.   59,400  435,512
Penn West Petroleum Ltd. (a)  36,700  321,725
Petrobras PN (Pfd. Reg.)  1,500,000  153,094
Plains Resources, Inc. (a)  78,900  1,213,088
Renaissance Energy Ltd. (a)  32,600  355,410
Rio Alto Exploration Ltd. (a)  82,000  658,719
Santa Fe Energy Resources, Inc.   43,300  324,750

 SHARES VALUE (NOTE 1)
Suncor Energy, Inc.   46,000 $ 1,286,006
Swift Energy Co. (a)  25,000  220,313
Total SA sponsored ADR  11,000  528,688
Ulster Petroleums Ltd. (a)  119,400  692,726
Union Pacific Resources Group, Inc.   79,800  683,288
Vastar Resources, Inc.   68,400  2,599,200
Vintage Petroleum, Inc.   55,700  435,156
  17,233,689
OIL & GAS EXPLORATION - 3.7%
Anderson Exploration Ltd. (a)  37,000  324,354
Berkley Petroleum Corp. (a)  30,000  157,794
Seagull Energy Corp. (a)  23,100  205,013
USX-Marathon Group   28,400  738,400
  1,425,561
PETROLEUM REFINERS - 8.4%
British Petroleum Co. PLC ADR  6,500  475,313
Coastal Corp. (The)  106,400  2,766,400
  3,241,713
PIPELINES, EXCEPT GAS - 2.3%
IPL Energy, Inc.   24,500  905,961
TOTAL OIL & GAS   22,806,924
TOTAL COMMON STOCKS
 (Cost  $43,635,371)   36,157,765
CASH EQUIVALENTS - 6.3%
Taxable Central Cash Fund (b)
 (Cost $2,433,256)  2,433,256  2,433,256
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $46,068,627)  $ 38,591,021

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $26,207,641 and $33,877,785, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $6,712 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   80.1%
Canada   14.4
France   3.9
United Kingdom   1.2
Others (individually less than 1%)   0.4
TOTAL  100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $46,199,959. Net unrealized depreciation aggregated $7,608,938, of which $998,029 related to appreciated investment securities and $8,606,967 related to depreciated investment securities.

NATURAL GAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                   $ 38,591,021
SECURITIES, AT
VALUE
(COST
$46,068,627
) -
SEE
ACCOMPANYIN
G SCHEDULE

CASH                             1,576

RECEIVABLE FOR                   104,276
FUND SHARES
SOLD

DIVIDENDS                        76,890
RECEIVABLE

INTEREST                         11,660
RECEIVABLE

REDEMPTION FEES                  901
RECEIVABLE

OTHER                            26
RECEIVABLES

 TOTAL ASSETS                    38,786,350

LIABILITIES

PAYABLE FOR          $ 504,441
FUND SHARES
REDEEMED

ACCRUED               21,806
MANAGEMENT
FEE

OTHER PAYABLES        54,781
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES               581,028

NET ASSETS                      $ 38,205,322

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                 $ 47,914,586

UNDISTRIBUTED                    717,055
NET INVESTMENT
INCOME

ACCUMULATED                      (2,948,482)
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                   (7,477,837)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                 $ 38,205,322
3,811,619
SHARES
OUTSTANDING

NET ASSET                        $10.02
VALUE AND
REDEMPTION
PRICE PER
SHARE
($38,205,32
2 (DIVIDED BY)
3,811,619
SHARES)

MAXIMUM                          $10.33
OFFERING PRICE
PER SHARE
(100/97.00
OF $10.02)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                         $ 757,260
INCOME
DIVIDENDS

INTEREST                            83,502

 TOTAL INCOME                       840,762

EXPENSES

MANAGEMENT          $ 161,252
FEE

TRANSFER AGENT       199,852
FEES

ACCOUNTING FEES      30,588
AND EXPENSES

NON-INTERESTED       105
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       9,536
AND EXPENSES

REGISTRATION FEES    12,461

AUDIT                10,733

LEGAL                175

REPORTS TO           10,904
SHAREHOLDERS

MISCELLANEOUS        14

 TOTAL EXPENSES      435,620
BEFORE
REDUCTIONS

 EXPENSE             (14,265)       421,355
REDUCTIONS

NET INVESTMENT                      419,407
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          (2,721,736)
SECURITIES

 FOREIGN             (12,855)       (2,734,591)
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (10,038,801)
SECURITIES

 ASSETS AND          (231)          (10,039,032)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                     (12,773,623)

NET INCREASE                       $ (12,354,216)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                              $ 65,763
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                     $ 65,763
- RETAINED BY
FDC

 DEFERRED SALES                    $ 417
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                     $ 10,568
WITHHELD BY
FSC

 EXPENSE                           $ 14,121
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                         144
CREDITS

                                   $ 14,265

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 419,407         $ (306,523)
NET INVESTMENT
INCOME (LOSS)

 NET REALIZED       (2,734,591)       1,119,826
GAIN (LOSS)

 CHANGE IN NET      (10,039,032)      5,428,784
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (12,354,216)      6,242,087
(DECREASE)
IN NET ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    -                 (1,875,328)
SHAREHOLDERS
FROM NET
REALIZED GAIN

 IN EXCESS OF       -                 (210,862)
NET REALIZED
GAIN

 TOTAL              -                 (2,086,190)
DISTRIBUTIONS

SHARE               15,830,686        108,990,438
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       -                 2,046,549
OF DISTRIBUTIONS

 COST OF SHARES     (25,182,201)      (137,149,165)
REDEEMED

 NET INCREASE       (9,351,515)       (26,112,178)
(DECREASE)
IN NET ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         45,188            255,983
FEES

  TOTAL             (21,660,543)      (21,700,298)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       59,865,865        81,566,163
PERIOD

 END OF PERIOD     $ 38,205,322      $ 59,865,865
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$717,055
AND
$297,648,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               1,172,601         8,021,019

 ISSUED IN          -                 174,767
REINVESTMENT
OF DISTRIBUTIONS

 REDEEMED           (1,890,079)       (10,189,472)

 NET INCREASE       (717,478)         (1,993,686)
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED             YEAR ENDED    YEAR ENDED    APRIL 21, 1993
                        ENDED        FEBRUARY 28,            FEBRUARY 29,  FEBRUARY 28,  (COMMENCEMEN
                        AUGUST 31,                                                       T OF OPERATIONS)
                        1998                                                             TO FEBRUARY
                                                                                         28,

SELECTED                (UNAUDITED)  1998          1997      1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 13.22      $ 12.50       $ 11.36   $ 8.98        $ 9.48        $ 10.00
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     .10          (.05)         (.06)     .05           .03           .02
INVESTMENT
INCOME
(LOSS) D

 NET                     (3.31)       1.06          1.30      2.36          (.53)         (.46)
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (3.21)       1.01          1.24      2.41          (.50)         (.44)
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                -            -             (.01)     (.05)         (.02)         -
INVESTMENT
INCOME

 FROM NET                -            (.30)         (.29)     -             -             (.07)
REALIZED
GAIN

 IN EXCESS               -            (.03)         -         -             -             (.06)
OF NET
REALIZED
GAIN

 TOTAL                   -            (.33)         (.30)     (.05)         (.02)         (.13)
DISTRIBUTIO
NS

REDEMPTION               .01          .04           .20       .02           .02           .05
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 10.02      $ 13.22       $ 12.50   $ 11.36       $ 8.98        $ 9.48
VALUE, END
OF PERIOD

TOTAL                    (24.21)%     8.74%         12.45%    27.10%        (5.06)%       (3.84)%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 38,205     $ 59,866      $ 81,566  $ 60,228      $ 79,894      $ 63,073
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.56% A      1.82%         1.70%     1.68%         1.70%         1.94% A
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.51% A, E   1.78% E       1.66% E   1.67% E       1.66% E       1.93% A, E
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             1.50% A      (.37)%        (.46)%    .46%          .30%          .17% A
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                101% A       118%          283%      79%           177%          44% A
TURNOVER
RATE

AVERAGE                 $ .0379      $ .0285       $ .0361
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS
WOULD HAVE BEEN
LOWER HAD CERTAIN
EXPENSES NOT BEEN
REDUCED DURING THE
PERIODS SHOWN (SEE
NOTE 8 OF NOTES TO
FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


TELECOMMUNICATIONS PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED              PAST 6   PAST 1  PAST 5   PAST 10
AUGUST 31, 1998            MONTHS   YEAR    YEARS    YEARS

SELECT TELECOMMUNICATIONS  -14.14%  13.88%  79.32%   408.18%

SELECT TELECOMMUNICATIONS  -16.79%  10.39%  73.86%   392.86%
(LOAD ADJ.)

S&P 500                    -8.10%   8.10%   131.21%  382.74%

GS UTILITIES               -0.48%   29.59%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED              PAST 1  PAST 5  PAST 10
AUGUST 31, 1998            YEAR    YEARS   YEARS

SELECT TELECOMMUNICATIONS  13.88%  12.39%  17.65%

SELECT TELECOMMUNICATIONS  10.39%  11.70%  17.29%
(LOAD ADJ.)

S&P 500                    8.10%   18.25%  17.05%

GS UTILITIES               29.59%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Telecommunications          S&P 500
             00096                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10297.91                    10426.00
  1988/10/31      10506.88                    10715.84
  1988/11/30      10599.76                    10562.61
  1988/12/31      10961.57                    10747.45
  1989/01/31      11851.13                    11534.17
  1989/02/28      11897.95                    11246.96
  1989/03/31      12383.70                    11509.02
  1989/04/30      13320.09                    12106.34
  1989/05/31      14303.29                    12596.64
  1989/06/30      13953.86                    12524.84
  1989/07/31      15013.21                    13655.84
  1989/08/31      15372.20                    13923.49
  1989/09/30      15937.19                    13866.40
  1989/10/31      15372.20                    13544.70
  1989/11/30      15760.63                    13821.02
  1989/12/31      16539.00                    14152.72
  1990/01/31      14745.39                    13203.07
  1990/02/28      14690.49                    13373.39
  1990/03/31      15032.13                    13727.79
  1990/04/30      14147.53                    13384.59
  1990/05/31      15636.10                    14689.59
  1990/06/30      15324.96                    14589.70
  1990/07/31      14623.38                    14543.01
  1990/08/31      12921.28                    13228.33
  1990/09/30      12085.49                    12584.11
  1990/10/31      12506.44                    12529.99
  1990/11/30      13220.22                    13339.43
  1990/12/31      13827.17                    13711.60
  1991/01/31      14318.56                    14309.43
  1991/02/28      14797.50                    15332.55
  1991/03/31      15214.24                    15703.60
  1991/04/30      15537.69                    15741.29
  1991/05/31      15699.41                    16421.31
  1991/06/30      15046.30                    15669.22
  1991/07/31      15898.45                    16399.40
  1991/08/31      16371.17                    16788.07
  1991/09/30      16582.65                    16507.71
  1991/10/31      17235.76                    16728.91
  1991/11/30      16576.43                    16054.73
  1991/12/31      18093.09                    17891.40
  1992/01/31      18118.23                    17558.62
  1992/02/29      18344.48                    17786.88
  1992/03/31      17697.17                    17440.03
  1992/04/30      18363.33                    17952.77
  1992/05/31      18149.66                    18040.74
  1992/06/30      17728.14                    17771.93
  1992/07/31      18679.44                    18498.80
  1992/08/31      18458.94                    18119.58
  1992/09/30      18818.04                    18333.39
  1992/10/31      19007.04                    18397.56
  1992/11/30      19996.14                    19024.91
  1992/12/31      20864.61                    19258.92
  1993/01/31      20800.43                    19420.70
  1993/02/28      21942.82                    19684.82
  1993/03/31      22841.32                    20100.17
  1993/04/30      22889.52                    19613.74
  1993/05/31      23810.89                    20139.39
  1993/06/30      24837.56                    20197.79
  1993/07/31      25561.50                    20117.00
  1993/08/31      27489.80                    20879.44
  1993/09/30      27884.67                    20718.67
  1993/10/31      28687.58                    21147.54
  1993/11/30      26338.08                    20946.64
  1993/12/31      27064.66                    21200.10
  1994/01/31      27612.58                    21920.90
  1994/02/28      26747.44                    21326.84
  1994/03/31      25911.13                    20396.99
  1994/04/30      26373.61                    20658.07
  1994/05/31      26218.73                    20996.87
  1994/06/30      26196.61                    20482.44
  1994/07/31      27649.52                    21154.27
  1994/08/31      28453.41                    22021.59
  1994/09/30      28121.53                    21482.06
  1994/10/31      29463.81                    21965.41
  1994/11/30      27900.27                    21165.43
  1994/12/31      28233.62                    21479.31
  1995/01/31      28625.33                    22036.27
  1995/02/28      28881.45                    22895.02
  1995/03/31      29243.04                    23570.66
  1995/04/30      30151.92                    24264.81
  1995/05/31      30974.94                    25234.68
  1995/06/30      32467.16                    25820.88
  1995/07/31      34528.56                    26677.10
  1995/08/31      35551.57                    26744.06
  1995/09/30      36720.73                    27872.66
  1995/10/31      35182.37                    27773.15
  1995/11/30      35959.24                    28992.39
  1995/12/31      36606.61                    29550.79
  1996/01/31      36865.71                    30556.70
  1996/02/29      36331.31                    30839.96
  1996/03/31      36161.27                    31136.95
  1996/04/30      37849.58                    31595.90
  1996/05/31      38689.52                    32410.76
  1996/06/30      39083.24                    32534.25
  1996/07/31      36125.97                    31096.88
  1996/08/31      36878.41                    31752.72
  1996/09/30      37963.32                    33539.76
  1996/10/31      37210.88                    34464.79
  1996/11/30      38339.55                    37069.98
  1996/12/31      38583.25                    36335.62
  1997/01/31      38845.72                    38605.87
  1997/02/28      39183.18                    38908.54
  1997/03/31      35883.54                    37309.79
  1997/04/30      37006.20                    39537.19
  1997/05/31      42273.54                    41944.21
  1997/06/30      44603.88                    43823.31
  1997/07/31      45509.06                    47310.33
  1997/08/31      43284.64                    44660.01
  1997/09/30      48898.64                    47106.04
  1997/10/31      47714.22                    45532.69
  1997/11/30      49688.26                    47640.40
  1997/12/31      48548.49                    48458.39
  1998/01/31      52636.34                    48994.34
  1998/02/28      57412.66                    52527.81
  1998/03/31      62522.46                    55217.76
  1998/04/30      62276.09                    55773.25
  1998/05/31      59617.56                    54814.51
  1998/06/30      61899.46                    57041.07
  1998/07/31      63893.36                    56433.58
  1998/08/31      49293.59                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980917 100654 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Telecommunications Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $49,286 - a 392.86% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                          % OF FUND'S
                                          INVESTMENTS

MCI COMMUNICATIONS CORP.                  9.9

WORLDCOM, INC.                            8.5

AT&T CORP.                                7.7

TEL-SAVE HOLDINGS, INC.                   7.0

OY NOKIA AB SPONSORED ADR CLASS A         4.2

QWEST COMMUNICATIONS INTERNATIONAL, INC.  3.7

ALCATEL ALSTHOM COMPAGNIE GENERALE        3.6
 D'ELECTRICITE SA

LUCENT TECHNOLOGIES, INC.                 3.4

GLOBAL TELESYSTEMS GROUP, INC.            3.1

CISCO SYSTEMS, INC.                       2.5

TOP INDUSTRIES AS OF AUGUST 31, 1998
ROW: 1, COL: 1, VALUE: 26.6
ROW: 1, COL: 2, VALUE: 3.6
ROW: 1, COL: 3, VALUE: 4.9
ROW: 1, COL: 4, VALUE: 5.8
ROW: 1, COL: 5, VALUE: 7.6
ROW: 1, COL: 6, VALUE: 51.5
ROW: 1, COL: 1, VALUE: 16.5
ROW: 1, COL: 2, VALUE: 3.4
ROW: 1, COL: 3, VALUE: 3.8
ROW: 1, COL: 4, VALUE: 6.2
ROW: 1, COL: 5, VALUE: 9.300000000000001
ROW: 1, COL: 6, VALUE: 60.8






TELEPHONE SERVICES  51.5%
TELEPHONE EQUIPMENT 7.6%
CABLE TV OPERATORS 5.8%
CELLULAR & COMMUNICATION
SERVICES 4.9%
ELECTRICAL MACHINERY 3.6%
ALL OTHERS 26.6%
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

TELECOMMUNICATIONS PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


(photograph of Nick Thakore)
Nick Thakore,
Portfolio Manager
of Fidelity Select
Telecommunications Portfolio
Q. HOW DID THE FUND PERFORM, NICK?
A. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -14.14% and 13.88%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively, over the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Utilities Index - an index of 136 stocks designed to measure the performance of companies in the utilities sector - which returned -0.48% and 29.59% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND UNDERPERFORM BOTH THE S&P 500 AND THE GOLDMAN SACHS INDEX DURING THE PERIOD?
A. The fund is comprised primarily of growth stocks in the telecommunications sector. While stocks of that type generally perform well in rising markets, they tend to be hurt badly by market downdrafts of the sort we witnessed in August of this year. This was evident in the fund's inability to keep pace with the S&P 500 over the past six months. Likewise, the Goldman Sachs index contains mostly conservative utility stocks that tend to lag growth stocks in a rising market but hold their ground better when the market falls. The recent market environment, with its extreme downside volatility, therefore favored conservative issues over growth stocks, which explains the superior performance of the Goldman Sachs index.
Q. WHAT STRATEGY DID YOU USE IN THIS VOLATILE ENVIRONMENT?
A. I continued to monitor the basic business prospects for the companies I follow. Selling waves such as we witnessed recently tend to capsize both good and bad stocks, so I looked for opportunities to upgrade the portfolio with stocks that had better-than-expected growth prospects and had sold down to attractive price levels.
Q. THE FUND'S TOP THREE HOLDINGS AT THE END OF THE PERIOD COMPRISED OVER 25% OF THE PORTFOLIO. WAS THAT A CONSCIOUS DECISION?
A. Most of it was due to appreciation in the price of those stocks. In AT&T's case, the acquisition of Teleport Communications made it appear as though the fund increased its position when, in fact, the fund's AT&T holdings at the end of the period reflect the value of its positions in both AT&T and Teleport Communications.
Q. WHAT STOCKS DID WELL FOR THE FUND?
A. Viatel was the biggest contributor to the fund's return. Investors were attracted to the stock based on the anticipated value of the networks the company has been building in Europe. I took profits on a large part of this position before the market weakened in August. WorldCom has been one of the fund's core holdings for some time, and the stock performed well again during the period. Earnings grew as anticipated, and the company's merger with MCI was moving ahead relatively smoothly. Alcatel, a French telecommunications equipment company, benefited from strong earnings and the stock's comparatively modest valuation.
Q. WHAT STOCKS FAILED TO PERFORM UP TO YOUR EXPECTATIONS?
A. Tel-Save was far and away the biggest detractor from the fund's performance. The stock suffered when it appeared that the company would be acquired but the deal subsequently fell through. Investors also punished AT&T's stock in response to skepticism about the viability of the company's planned acquisition of cable company TCI Group. Nextel did poorly because of concerns about the U.S. wireless industry, and also due to the difficulty of valuing a company that had healthy revenues and cash flow but negligible earnings.
Q. WHAT'S YOUR OUTLOOK, NICK?
A. Although the market has inflicted a lot of pain on investors recently, my overall outlook is more positive than it's been in quite a while. Broad-based selling hysteria has created tremendous opportunities to buy the stocks of many high-quality companies at very attractive price-to-earnings multiples. It's important to realize that although they are vulnerable to slowdowns in the U.S. economy, most telecommunications stocks in the fund's portfolio have virtually no exposure to emerging markets. There is therefore less risk of earnings disruptions due to the financial turmoil in Asia, Russia and other emerging markets. A greater inclination by the Federal Reserve Board to lower short-term interest rates would help to hold off recessionary forces. As long as the economy avoids outright recession, slower economic growth with lower interest rates should be beneficial for the stocks held by the fund and for the market overall.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS
START DATE: JULY 29, 1985
FUND NUMBER: 096
TRADING SYMBOL: FSTCX
SIZE: AS OF AUGUST 31, 1998, MORE THAN
$636 MILLION
MANAGER: NICK THAKORE, SINCE 1996; MANAGER,
FIDELITY UTILITIES FUND, FIDELITY ADVISOR UTILITIES
GROWTH FUND AND FIDELITY SELECT UTILITIES GROWTH
PORTFOLIO, SINCE 1997; ANALYST, VARIOUS
INDUSTRIES, 1993-1996; JOINED FIDELITY IN 1993

TELECOMMUNICATIONS PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 86.8%
 SHARES VALUE (NOTE 1)
BROADCASTING - 6.1%
CABLE TV OPERATORS - 3.7%
AlphaNet Telecom, Inc. (a)   394,100 $ 3,756,325
AlphaNet Telecom, Inc. warrants
 9/30/98 (a)  824,000  7,618,257
Cable Michigan, Inc. (a)   24,275  904,244
Cox Communications, Inc. Class A (a)  150,800  6,333,600
RCN Corp.   221,200  3,076,063
Tele-Communications, Inc. (TCI Group),
 Series A (a)  146,634  4,838,922
  26,527,411
COMMUNICATIONS SERVICES, NEC - 1.9%
SmarTalk TeleServices, Inc. (a)(c) 2,165,000 13,666,563 TELEVISION BROADCASTING - 0.5%
NTL, Inc. (a)  96,000  3,834,000
TOTAL BROADCASTING   44,027,974
CELLULAR - 4.9%
CELLULAR & COMMUNICATION SERVICES - 4.9%
AirTouch Communications, Inc. (a)  98,400  5,535,000
Cellular Communications
 International, Inc. (a)  260,600  13,811,800
Lightbridge, Inc. (a)  62,800  314,000
Nextel Communications, Inc. Class A (a) 790,700 14,282,019 SkyTel Communications, Inc. (a) 91,700 1,203,563
  35,146,382
COMMUNICATIONS EQUIPMENT - 10.1%
DATACOMMUNICATIONS EQUIPMENT - 2.5%
Cisco Systems, Inc. (a)  218,600  17,897,875
TELEPHONE EQUIPMENT - 7.6%
Inter-Tel, Inc.   400  5,350
Lucent Technologies, Inc.   339,500  24,062,063
Oy Nokia AB sponsored ADR Class A  450,000  30,065,625
  54,133,038
TELEPHONE INTERCONNECT SYSTEMS - 0.0%
Intermedia Communications, Inc. (a)   2,400  59,700
TOTAL COMMUNICATIONS EQUIPMENT   72,090,613
COMPUTER SERVICES & SOFTWARE - 3.2%
COMPUTER SERVICES - 2.0%
America Online, Inc.   71,900  5,891,306
Concentric Network Corp.   143,700  2,299,200
Electric Lightwave, Inc. Class A (a)  45,300  390,713
Titan Corp. (a)  1,318,200  6,014,288
  14,595,507
CUSTOM COMPUTER PROGRAMMING SERVICES - 1.2%
Saville Systems PLC sponsored ADR (a)  500,000  8,187,500
TOTAL COMPUTER SERVICES & SOFTWARE   22,783,007
ELECTRICAL EQUIPMENT - 5.0%
ELECTRICAL MACHINERY - 3.6%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  170,280  25,701,632
TV & RADIO COMMUNICATION EQUIPMENT - 1.4%
California Amplifier, Inc. (a)(c)  591,300  776,081
Loral Space & Communications Ltd. (a)  607,800  9,648,825
  10,424,906
TOTAL ELECTRICAL EQUIPMENT   36,126,538

 SHARES VALUE (NOTE 1)
ENTERTAINMENT - 1.1%
MOTION PICTURE PRODUCTION - 1.1%
Tele-Communications, Inc.
 (TCI Ventures Group), Series A (a)  480,400 $ 7,986,650
ELECTRONICS - 3.2%
ELECTRONIC COMPONENTS & ACCESSORIES - 2.5%
World Access, Inc. (a)  927,800  17,744,175
ELECTRONICS & ELECTRONIC COMPONENTS - 0.7%
Alpine Group, Inc. (a)  378,000  5,386,500
TOTAL ELECTRONICS   23,130,675
ENGINEERING - 0.6%
Able Telcom Holdings Corp. (a)(c)  985,100  4,063,538
METALS & MINING - 1.1%
NONFERROUS ROLLING & DRAWING - 1.1%
Superior Telecom, Inc.   207,100  7,895,688
SERVICES - 0.0%
MANAGEMENT CONSULTING SERVICES - 0.0%
Hagler Bailly, Inc. (a)  300  5,813
TELEPHONE SERVICES - 51.5%
AT&T Corp.   1,101,047  55,189,981
Advanced Communications Group, Inc.   131,600  789,600
AMNEX, Inc. (a)  1,789,100  1,230,006
BCE, Inc.   375,000  12,097,545
Cincinnati Bell, Inc.   155,100  3,644,850
Commonwealth Telephone
 Enterprises, Inc.   101,800  2,201,425
COMSAT Corp., Series 1  288,700  6,297,269
Equant NV (a)  3,700  150,008
France Telecom SA  3,200  225,867
GTE Corp.   336,400  16,820,000
Global Telesystems Group, Inc. (a)  703,000  22,496,000
ITC DeltaCom, Inc.   700  22,225
IXC Communications, Inc.   7,000  171,500
MCI Communications Corp.   1,414,100  70,705,000
Maritime Telegraph & Telephone
 Co. Ltd.   17,100  362,496
McLeodUSA, Inc. Class A (a)  194,100  5,628,900
NewTel Enterprises Ltd.   30,800  711,827
NEXTLINK Communications, Inc.
 Class A (a)  400  8,300
Qwest Communications
 International, Inc. (a)   1,049,390  26,234,750
Southern New England
 Telecommunications Corp.   170,000  11,018,125
STAR Telecommunications, Inc. (a)   321,825  3,379,163
Startec Global Communications Corp.   1,800  10,350
Tel-Save Holdings, Inc. (a)(c)  3,353,900  50,308,500
Telebras sponsored ADR (a)  148,500  10,664,156
Telegroup, Inc. (a)  308,300  1,387,350
U.S. LEC Corp. Class A  1,200  17,400
Viatel, Inc. (a)  805,700  6,546,313
WorldCom, Inc. (a)  1,496,805  61,275,455
  369,594,361
TOTAL COMMON STOCKS
 (Cost $665,237,031)   622,851,239
CONVERTIBLE PREFERRED STOCKS - 2.1%
 SHARES VALUE (NOTE 1)
BROADCASTING - 2.1%
CABLE TV OPERATORS - 2.1%
MediaOne Group, Inc. $3.63 PIES (a)
 (Cost $16,042,500)  276,000 $ 15,318,000
CASH EQUIVALENTS - 11.1%
Taxable Central Cash Fund (b)
 (Cost $79,516,394)  79,516,394  79,516,394
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $760,795,925)  $ 717,685,633
SECURITY TYPE ABBREVIATIONS
PIES - Premium Income Equity
  Securities

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 10 of Notes to Financial Statements).

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $524,256,253 and $382,713,313, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $51,271 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $63,253,165 and $77,324,200, respectively (see Note 6 of Notes to Financial Statements).
Transactions during the period with companies which are or were affiliates are as follows:

                         PURCHASES   SALES       DIVIDEND VALUE
AFFILIATE                COST        COST        INCOME
Able Telcom Holdings
Corp.                    $ 3,157,131 $ -         $ -      $ 4,063,538
California Amplifier,
Inc.                     185,966     1,451,235   -        776,081
SmarTalk TeleServices,
Inc.                     2,434,493   -           -        13,666,563
Tel-Save Holdings, Inc.  -           -           -        50,308,500
Titan Corp.              263,832     734,200     -        -
Viatel, Inc.             -           6,303,500   -        -
TOTALS                   $ 6,041,422 $ 8,488,935 $ -      $ 68,814,682

Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:

United States   84.8%
Finland   4.2
France   3.6
Canada   3.4
Brazil   1.5
Bermuda   1.4
Ireland   1.1
TOTAL  100.0%

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $761,196,181. Net unrealized depreciation aggregated $43,510,548, of which $80,897,191 related to appreciated investment securities and $124,407,739 related to depreciated investment securities.

TELECOMMUNICATIONS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 717,685,633
SECURITIES, AT
VALUE
(COST
$760,795,92
5) -
SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                      6,809,686
INVESTMENTS
SOLD

RECEIVABLE FOR                      2,946,186
FUND SHARES
SOLD

DIVIDENDS                           333,486
RECEIVABLE

INTEREST                            562,711
RECEIVABLE

REDEMPTION FEES                     17,806
RECEIVABLE

OTHER                               64,421
RECEIVABLES

 TOTAL ASSETS                       728,419,929

LIABILITIES

PAYABLE FOR          $ 13,204,422
FUND SHARES
REDEEMED

ACCRUED               391,615
MANAGEMENT
FEE

OTHER PAYABLES        697,490
AND
ACCRUED
EXPENSES

COLLATERAL ON         77,324,200
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                  91,617,727

NET ASSETS                         $ 636,802,202

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 657,313,595

ACCUMULATED                         (616,267)
NET INVESTMENT
LOSS

ACCUMULATED                         23,210,950
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      (43,106,076)
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 636,802,202
14,309,858
SHARES
OUTSTANDING

NET ASSET                           $44.50
VALUE AND
REDEMPTION
PRICE PER
SHARE
($636,802,2
02 (DIVIDED BY)
14,309,858
SHARES)

MAXIMUM                             $45.88
OFFERING PRICE
PER SHARE
(100/97.00
OF $44.50)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INVESTMENT                          $ 1,829,964
INCOME
DIVIDENDS

INTEREST                             2,691,036
(INCLUDING
INCOME ON
SECURITIES
LOANED OF
$1,243,594)

 TOTAL INCOME                        4,521,000

EXPENSES

MANAGEMENT          $ 2,434,477
FEE

TRANSFER AGENT       2,168,371
FEES

ACCOUNTING AND       352,944
SECURITY
LENDING FEES

NON-INTERESTED       1,972
TRUSTEES'
COMPENSATION

CUSTODIAN FEES       47,030
AND EXPENSES

REGISTRATION FEES    124,045

AUDIT                16,695

LEGAL                2,036

REPORTS TO           78,838
SHAREHOLDERS

 TOTAL EXPENSES      5,226,408
BEFORE
REDUCTIONS

 EXPENSE             (89,141)        5,137,267
REDUCTIONS

NET INVESTMENT                       (616,267)
INCOME (LOSS)

REALIZED AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS) ON:

 INVESTMENT          27,195,374
SECURITIES
(INCLUDING
 REALIZED
GAIN OF
$1,397,225
 ON SALES OF
INVESTMENTS IN

 AFFILIATED
ISSUERS)

 FOREIGN             22,033          27,217,407
CURRENCY
TRANSACTIONS

CHANGE IN NET
UNREALIZED
APPRECIATION
(DEPRECIATION)
ON:

 INVESTMENT          (144,063,459)
SECURITIES

 ASSETS AND          11,388          (144,052,071)
LIABILITIES IN
 FOREIGN
CURRENCIES

NET GAIN (LOSS)                      (116,834,664)

NET INCREASE                        $ (117,450,931)
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                               $ 2,661,647
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                      $ 2,649,809
- RETAINED BY
FDC

 DEFERRED SALES                     $ 5,783
CHARGES
WITHHELD
 BY FDC

 EXCHANGE FEES                      $ 120,338
WITHHELD BY
FSC

 EXPENSE                            $ 83,760
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEMENTS

  CUSTODIAN                          5,381
CREDITS

                                    $ 89,141

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ (616,267)       $ (2,208,196)
NET
INVESTMENT
INCOME (LOSS)

 NET REALIZED       27,217,407        89,769,920
GAIN (LOSS)

 CHANGE IN NET      (144,052,071)     75,630,156
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (117,450,931)     163,191,880
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (29,167,122)      (57,660,802)
SHAREHOLDERS
FROM NET
REALIZED GAIN

SHARE               671,346,028       394,333,392
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       28,756,284        56,532,142
OF
DISTRIBUTIONS

 COST OF SHARES     (560,769,610)     (302,046,680)
REDEEMED

 NET INCREASE       139,332,702       148,818,854
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         638,254           564,136
FEES

  TOTAL             (6,647,097)       254,914,068
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       643,449,299       388,535,231
PERIOD

 END OF PERIOD     $ 636,802,202     $ 643,449,299
(INCLUDING
ACCUMULATED
NET INVESTMENT
LOSS OF
$616,267
AND $0,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               11,862,814        8,067,245

 ISSUED IN          505,739           1,266,807
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (10,115,955)      (6,572,964)

 NET INCREASE       2,252,598         2,761,088
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                         SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                         ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                         AUGUST 31,
                         1998

SELECTED                 (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET                $ 53.37      $ 41.80       $ 44.87    $ 38.34       $ 37.10       $ 34.19
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                      (.04)        (.25)         .12 G      .51           .29           .25
INVESTMENT
INCOME
(LOSS) D

 NET                      (7.18)       18.20         2.92       9.15          2.54          7.00
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM               (7.22)       17.95         3.04       9.66          2.83          7.25
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                 -            -             (.16)      (.39)         (.33)         (.20)
INVESTMENT
INCOME

 FROM NET                 (1.69)       (6.44)        (5.98)     (2.75)        (1.27)        (4.18)
REALIZED
GAIN

 TOTAL                    (1.69)       (6.44)        (6.14)     (3.14)        (1.60)        (4.38)
DISTRIBUTIO
NS

REDEMPTION                .04          .06           .03        .01           .01           .04
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET                $ 44.50      $ 53.37       $ 41.80    $ 44.87       $ 38.34       $ 37.10
VALUE, END
OF PERIOD

TOTAL                     (14.14)%     46.52%        7.85%      25.79%        7.98%         21.90%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,              $ 636,802    $ 643,449     $ 388,535  $ 468,300     $ 369,476     $ 371,025
END OF
PERIOD
(000
OMITTED)

RATIO OF                  1.24% A      1.51%         1.51%      1.52%         1.56%         1.54%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                  1.22% A, E   1.48% E       1.47% E    1.52%         1.55% E       1.53% E
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET              (.15)% A     (.53)%        .27%       1.17%         .77%          .64%
INVESTMENT
INCOME
(LOSS) TO
AVERAGE
NET ASSETS

PORTFOLIO                 100% A       157%          175%       89%           107%          241%
TURNOVER
RATE

AVERAGE                  $ .0397      $ .0065       $ .0321
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
(LOSS) PER SHARE HAS
BEEN CALCULATED
BASED ON AVERAGE
SHARES OUTSTANDING
DURING THE
PERIOD. E FMR OR
THE FUND HAS ENTERED
INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FOR
FISCAL YEARS BEGINNING
ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS AMOUNT
MAY VARY FROM
PERIOD TO PERIOD AND
FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY
DIFFER. G INVESTMEN
T INCOME PER SHARE
REFLECTS A SPECIAL
DIVIDEND WHICH
AMOUNTED TO $.07
PER SHARE.


UTILITIES GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Load adjusted returns include a 3.00% sales charge and the effect of a $7.50 trading fee.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED            PAST 6  PAST 1  PAST 5   PAST 10
AUGUST 31, 1998          MONTHS  YEAR    YEARS    YEARS

SELECT UTILITIES GROWTH  -3.22%  25.14%  79.47%   324.00%

SELECT UTILITIES GROWTH  -6.20%  21.31%  74.01%   311.21%
(LOAD ADJ.)

S&P 500                  -8.10%  8.10%   131.21%  382.74%

GS UTILITIES             -0.48%  29.59%  N/A      N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. You can compare the fund's returns to the performance of both the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the Goldman Sachs Utilities Index - a market capitalization-weighted index of 136 stocks designed to measure the performance of companies in the utilities sector. These benchmarks include reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED            PAST 1  PAST 5  PAST 10
AUGUST 31, 1998          YEAR    YEARS   YEARS

SELECT UTILITIES GROWTH  25.14%  12.41%  15.54%

SELECT UTILITIES GROWTH  21.31%  11.72%  15.19%
(LOAD ADJ.)

S&P 500                  8.10%   18.25%  17.05%

GS UTILITIES             29.59%  N/A     N/A

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

(checkmark)UNDERSTANDING PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. THE STOCK MARKET, FOR
EXAMPLE, HAS A HISTORY OF LONG-TERM GROWTH AND
SHORT-TERM VOLATILITY. UNLIKE THE BROADER MARKET,
HOWEVER, SOME SECTORS MAY NOT HAVE A HISTORY
OF GROWTH IN THE LONG RUN. AND, AS WITH ALL STOCK
FUNDS, THE SHARE PRICE AND RETURN OF A FUND THAT
INVESTS IN A SECTOR WILL VARY.

$10,000 OVER 10 YEARS
             Utilities Growth            S&P 500
             00065                       SP001
  1988/08/31       9700.00                    10000.00
  1988/09/30      10037.93                    10426.00
  1988/10/31      10249.13                    10715.84
  1988/11/30      10229.93                    10562.61
  1988/12/31      10211.24                    10747.45
  1989/01/31      10692.23                    11534.17
  1989/02/28      10625.21                    11246.96
  1989/03/31      10806.57                    11509.02
  1989/04/30      11362.47                    12106.34
  1989/05/31      11902.60                    12596.64
  1989/06/30      12203.24                    12524.84
  1989/07/31      12871.53                    13655.84
  1989/08/31      12928.23                    13923.49
  1989/09/30      13114.54                    13866.40
  1989/10/31      13053.79                    13544.70
  1989/11/30      13483.11                    13821.02
  1989/12/31      14195.94                    14152.72
  1990/01/31      13495.26                    13203.07
  1990/02/28      13470.96                    13373.39
  1990/03/31      13398.05                    13727.79
  1990/04/30      12839.13                    13384.59
  1990/05/31      13507.41                    14689.59
  1990/06/30      13667.47                    14589.70
  1990/07/31      13779.67                    14543.01
  1990/08/31      13023.37                    13228.33
  1990/09/30      13056.61                    12584.11
  1990/10/31      13725.65                    12529.99
  1990/11/30      14087.18                    13339.43
  1990/12/31      14274.66                    13711.60
  1991/01/31      14211.72                    14309.43
  1991/02/28      14824.33                    15332.55
  1991/03/31      14992.17                    15703.60
  1991/04/30      14925.04                    15741.29
  1991/05/31      14929.23                    16421.31
  1991/06/30      14748.14                    15669.22
  1991/07/31      15228.10                    16399.40
  1991/08/31      15577.17                    16788.07
  1991/09/30      16057.14                    16507.71
  1991/10/31      16279.67                    16728.91
  1991/11/30      16467.30                    16054.73
  1991/12/31      17276.34                    17891.40
  1992/01/31      16744.55                    17558.62
  1992/02/29      16621.83                    17786.88
  1992/03/31      16449.11                    17440.03
  1992/04/30      16899.09                    17952.77
  1992/05/31      17226.34                    18040.74
  1992/06/30      17425.62                    17771.93
  1992/07/31      18352.17                    18498.80
  1992/08/31      18342.76                    18119.58
  1992/09/30      18441.53                    18333.39
  1992/10/31      18436.82                    18397.56
  1992/11/30      18563.81                    19024.91
  1992/12/31      19106.31                    19258.92
  1993/01/31      19431.31                    19420.70
  1993/02/28      20430.95                    19684.82
  1993/03/31      20982.47                    20100.17
  1993/04/30      20867.79                    19613.74
  1993/05/31      20912.55                    20139.39
  1993/06/30      21713.24                    20197.79
  1993/07/31      21961.91                    20117.00
  1993/08/31      22916.77                    20879.44
  1993/09/30      22916.77                    20718.67
  1993/10/31      22683.03                    21147.54
  1993/11/30      21573.99                    20946.64
  1993/12/31      21503.14                    21200.10
  1994/01/31      21943.73                    21920.90
  1994/02/28      20948.11                    21326.84
  1994/03/31      20192.81                    20396.99
  1994/04/30      20773.67                    20658.07
  1994/05/31      20358.90                    20996.87
  1994/06/30      20294.64                    20482.44
  1994/07/31      20878.82                    21154.27
  1994/08/31      20797.04                    22021.59
  1994/09/30      20265.43                    21482.06
  1994/10/31      20522.47                    21965.41
  1994/11/30      19780.55                    21165.43
  1994/12/31      19909.61                    21479.31
  1995/01/31      20722.12                    22036.27
  1995/02/28      20992.96                    22895.02
  1995/03/31      21077.22                    23570.66
  1995/04/30      21811.92                    24264.81
  1995/05/31      22149.44                    25234.68
  1995/06/30      22366.41                    25820.88
  1995/07/31      22969.12                    26677.10
  1995/08/31      23553.74                    26744.06
  1995/09/30      24674.77                    27872.66
  1995/10/31      24915.86                    27773.15
  1995/11/30      25464.32                    28992.39
  1995/12/31      26756.42                    29550.79
  1996/01/31      27038.77                    30556.70
  1996/02/29      26412.68                    30839.96
  1996/03/31      26179.43                    31136.95
  1996/04/30      27236.45                    31595.90
  1996/05/31      27256.16                    32410.76
  1996/06/30      27676.70                    32534.25
  1996/07/31      26467.65                    31096.88
  1996/08/31      26474.22                    31752.72
  1996/09/30      26953.90                    33539.76
  1996/10/31      28084.09                    34464.79
  1996/11/30      29404.85                    37069.98
  1996/12/31      29797.52                    36335.62
  1997/01/31      30693.49                    38605.87
  1997/02/28      31202.56                    38908.54
  1997/03/31      29546.38                    37309.79
  1997/04/30      30603.88                    39537.19
  1997/05/31      32615.83                    41944.21
  1997/06/30      33611.36                    43823.31
  1997/07/31      34411.96                    47310.33
  1997/08/31      32866.45                    44660.01
  1997/09/30      35762.54                    47106.04
  1997/10/31      35860.00                    45532.69
  1997/11/30      38032.07                    47640.40
  1997/12/31      38827.85                    48458.39
  1998/01/31      40329.17                    48994.34
  1998/02/28      42497.75                    52527.81
  1998/03/31      45381.24                    55217.76
  1998/04/30      44473.56                    55773.25
  1998/05/31      43938.90                    54814.51
  1998/06/30      43971.30                    57041.07
  1998/07/31      44951.51                    56433.58
  1998/08/31      41121.00                    48274.42
IMATRL PRASUN   SHR__CHT 19980831 19980918 161525 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Select Utilities Growth Portfolio on August 31, 1988, and the current 3.00% sales charge was paid. As the chart shows, by August 31, 1998, the value of the investment would have grown to $41,121 - a 311.21% increase on the initial investment - and includes the effect of a $7.50 trading fee. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $48,274 - a 382.74% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF AUGUST 31, 1998
                                               % OF FUND'S
                                               INVESTMENTS

MCI COMMUNICATIONS CORP.                       9.3

AT&T CORP.                                     9.1

BELL ATLANTIC CORP.                            8.6

BELLSOUTH CORP.                                6.6

DUKE ENERGY CORP.                              5.3

AMERITECH CORP.                                5.3

GTE CORP.                                      3.6

SOUTHERN NEW ENGLAND TELECOMMUNICATIONS CORP.  3.1

PG&E CORP.                                     3.0

COASTAL CORP. (THE)                            2.3

TOP INDUSTRIES AS OF AUGUST 31, 1998
TELEPHONE SERVICES 54.8%
ELECTRIC POWER 13.9%
ELECTRIC & OTHER SERVICES 11.7%
CELLULAR & COMMUNICATION
SERVICES 3.4%
GAS TRANSMISSION 2.6%
ALL OTHERS 13.6%






ROW: 1, COL: 1, VALUE: 13.6
ROW: 1, COL: 2, VALUE: 2.6
ROW: 1, COL: 3, VALUE: 3.4
ROW: 1, COL: 4, VALUE: 11.7
ROW: 1, COL: 5, VALUE: 13.9
ROW: 1, COL: 6, VALUE: 54.8
*
* INCLUDES SHORT-TERM INVESTMENTS
% OF FUND'S INVESTMENTS

UTILITIES GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Jonahan Zang)

NOTE TO SHAREHOLDERS:
Jonathan Zang became
Portfolio Manager of Fidelity Select Utilities Growth Portfolio on
July 1, 1998.
Q. HOW DID THE FUND PERFORM, JONATHAN?
A. For the six- and 12-month periods that ended August 31, 1998, the fund had total returns of -3.22% and 25.14%, respectively. In comparison, the Standard & Poor's 500 Index returned -8.10% and 8.10%, respectively, over the same time periods. Beginning this period, the fund also compares itself to the Goldman Sachs Utilities Index - an index of 136 stocks designed to measure the performance of companies in the utilities sector - which returned -0.48% and 29.59% over the same six- and 12-month periods, respectively.
Q. WHY DID THE FUND UNDERPERFORM THE GOLDMAN SACHS INDEX BUT BEAT THE S&P 500 DURING THE PERIOD?
A. The investment environment near the end of the period was similar in many respects to what investors experienced in the fourth quarter of 1997. There was a weak stock market, and investors favored defensive holdings like utilities and U.S. Treasury bonds. This broad interest in utilities helped to cushion the fund's losses as the stock market fell, enabling the fund to outperform the S&P 500. The Goldman Sachs index has an even more defensive orientation than the fund does, with fewer growth-oriented stocks and more electric utilities and regional Bell operating companies. Since the market favored a defensive stance, the Goldman Sachs index was able to beat the fund's performance during the period.
Q. WHAT STRATEGY DID YOU USE IN THIS ENVIRONMENT?
A. My strategy did not change much. I increased the fund's holdings of electric utilities and slightly decreased its emphasis on growth stocks. However, these were minor shifts of emphasis, not wholesale changes. The fund is still invested primarily in growth-oriented utility and telecommunications stocks.
Q. WHAT STOCKS PERFORMED WELL DURING THE PERIOD?
A. WorldCom was once again one of the fund's better performers. Earnings grew as expected, and the company's merger with MCI was moving ahead smoothly. In mid-September, WorldCom and MCI were scheduled to begin trading as one stock, and I sold the fund's WorldCom holdings near the end of the period to maintain adequate diversification. Duke Energy was another stock that helped the fund's performance. As a low-cost producer of electricity and one of the leading providers of energy services to businesses and other large consumers in the United States, Duke was positioned to do well as markets for electric power open up. Investors also responded positively to the company's strong earnings and the growth prospects resulting from the successful integration of PanEnergy Corp., a gas company. PECO Energy also made a positive contribution to the fund's performance. The stock benefited from an unexpectedly favorable settlement with the Public Utilities Commission in Pennsylvania.
Q. WHAT HOLDINGS DETRACTED FROM THE FUND'S PERFORMANCE?
A. Tel-Save led the list of stocks that hurt performance. The stock declined when it appeared that the company would be acquired but the deal subsequently fell through. AT&T was weak because of investors' concern about the company's planned acquisition of cable company TCI Group. Winstar Communications fell as the increased market volatility caused investors to prefer the stocks of companies with more proven and visible earnings. Finally, AES performed poorly on concerns about the company's exposure to Latin America and Pakistan.
Q. WHAT'S YOUR OUTLOOK, JONATHAN?
A. In the short term, investors seem to be faced with two general possibilities. On the one hand, the stock market could continue to be dominated by concerns about Asia, Latin America and other emerging markets. This would probably entail some further weakness in U.S. stocks, including the kind of utility growth shares in which the fund generally invests. On the other hand, there's the possibility that we have seen the worst, and the markets will recover shortly. I frankly don't know which of these scenarios will materialize. My approach to managing the fund is intermediate to long term in nature. The deflationary pressures from Asia and Latin America have not changed the fact that the utilities sector is an exciting place to invest, with many domestic markets either in the process of opening up or about to open up. While I have made the slight adjustments I mentioned earlier to guard against further weakness in the market, the fund is still positioned to benefit strongly from the dynamic growth I foresee in utility-related markets over the long term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: December 10, 1981
FUND NUMBER: 065
TRADING SYMBOL: FSUTX
SIZE: as of August 31, 1998, more than
$311 million
MANAGER: Jonathan Zang, since July 1998;
analyst, utilities industry, 1997-present;
joined Fidelity in 1997

UTILITIES GROWTH PORTFOLIO
INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 92.7%
 SHARES VALUE (NOTE 1)
CELLULAR - 3.4%
CELLULAR & COMMUNICATION SERVICES - 3.4%
AirTouch Communications, Inc. (a)  118,100 $ 6,643,125
Teleglobe, Inc.   100,000  2,429,072
Vodafone Group PLC sponsored ADR  14,400  1,809,000
  10,881,197
COMMUNICATIONS EQUIPMENT - 1.0%
TELEPHONE INTERCONNECT SYSTEMS - 1.0%
Intermedia Communications, Inc. (a)  127,600  3,174,050
ELECTRIC UTILITY - 25.6%
ELECTRIC POWER - 13.9%
AES Corp. (a)  155,800  4,245,550
American Electric Power Co., Inc.   35,000  1,583,750
Duke Energy Corp.   274,108  17,097,487
Edison International  61,300  1,743,219
Entergy Corp.   253,300  7,298,206
FPL Group, Inc.   25,000  1,664,063
GPU, Inc.   47,300  1,776,706
IPALCO Enterprises, Inc.   99,600  4,382,400
Pinnacle West Capital Corp.   27,600  1,191,975
Unicom Corp.   97,600  3,477,000
  44,460,356
ELECTRIC & OTHER SERVICES - 11.7%
CMS Energy Corp.   147,100  6,224,169
Houston Industries, Inc.   44,636  1,286,075
Illinova Corp.   283,400  7,315,263
LG&E Energy Corp.   8,300  212,688
Montana Power Co.   85,800  3,346,200
PECO Energy Co.   110,500  3,784,625
PG&E Corp.   294,200  9,451,175
PacifiCorp.   92,500  2,087,031
Utilicorp United, Inc.   4,053  139,575
Washington Water Power Co.   200,000  3,387,500
  37,234,301
TOTAL ELECTRIC UTILITY   81,694,657
ENGINEERING - 0.4%
ARCHITECTS & ENGINEERS - 0.4%
Stone & Webster, Inc.   40,000  1,362,500
GAS - 4.5%
GAS DISTRIBUTION - 0.7%
MCN Energy Group, Inc.   32,400  569,025
Sempra Energy (a)  68,590  1,744,758
  2,313,783
GAS TRANSMISSION - 2.6%
Enron Corp.   127,696  5,403,137
Williams Companies, Inc.   129,865  2,986,895
  8,390,032
GAS TRANSMISSION & DISTRIBUTION - 0.6%
Columbia Energy Group   38,000  1,890,500
GAS & OTHER SERVICES - 0.6%
MDU Resources Group, Inc.   73,950  1,890,347
TOTAL GAS    14,484,662
HOLDING COMPANIES - 0.7%
HOLDING COMPANY OFFICES, NEC - 0.7%
CINergy Corp.   60,000  2,085,000
OIL & GAS - 2.3%
PETROLEUM REFINERS - 2.3%
Coastal Corp. (The)  286,600  7,451,600

 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 54.8%
AT&T Corp.   578,483 $ 28,996,460
Advanced Communications Group, Inc.   1,900  11,400
ALLTEL Corp.   49,000  2,211,125
Ameritech Corp.   361,600  17,040,400
AMNEX, Inc. (a)  470,700  323,606
Bell Atlantic Corp.   626,700  27,653,138
BellSouth Corp.   307,600  21,089,825
Cincinnati Bell, Inc.   88,300  2,075,050
E Spire Communications, Inc. (a)  177,100  2,789,325
GTE Corp.   233,000  11,650,000
MCI Communications Corp.   592,800  29,639,998
Maritime Telegraph & Telephone
 Co., Ltd.   19,000  402,773
McLeodUSA, Inc. Class A (a)  66,500  1,928,500
New Tel Enterprises Ltd.   6,400  147,912
Qwest Communications
 International, Inc. (a)  257,233  6,430,825
Southern New England
 Telecommunications Corp.   152,200  9,864,463
Sprint Corp.   58,700  3,936,569
Tel-Save Holdings, Inc. (a)  478,100  7,171,500
Telecomunicacoes Brasileiras SA
 sponsored ADR  7,000  494,813
Winstar Communications, Inc. (a)  66,700  1,217,275
  175,074,957
TOTAL COMMON STOCKS
 (Cost $288,362,019)   296,208,623
CASH EQUIVALENTS - 7.3%
Taxable Central Cash Fund (b)
 (Cost $23,487,953)  23,487,953  23,487,953
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $311,849,972)  $ 319,696,576

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.58%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $223,391,774 and $299,851,777, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $12,549 for the period (see Note 4 of Notes to Financial Statements).
The fund participated in the security lending program. At period end, the value of securities loaned and the value of the collateral amounted to $7,518,050 and $8,044,400, respectively (see Note 6 of Notes to Financial Statements).

INCOME TAX INFORMATION
At August 31, 1998, the aggregate cost of investment securities for income tax purposes was $311,862,709 Net unrealized appreciation aggregated $7,833,867, of which $26,548,147 related to appreciated investment securities and $18,714,280 related to depreciated investment securities.

UTILITIES GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                      $ 319,696,576
SECURITIES, AT
VALUE
(COST
$311,849,97
2) -
SEE
ACCOMPANYIN
G SCHEDULE

CASH                                255,200

RECEIVABLE FOR                      13,253,509
INVESTMENTS
SOLD

RECEIVABLE FOR                      3,263,445
FUND SHARES
SOLD

DIVIDENDS                           564,995
RECEIVABLE

INTEREST                            100,644
RECEIVABLE

REDEMPTION FEES                     2,888
RECEIVABLE

OTHER                               473
RECEIVABLES

 TOTAL ASSETS                       337,137,730

LIABILITIES

PAYABLE FOR          $ 14,498,152
INVESTMENTS
PURCHASED

PAYABLE FOR           3,055,551
FUND SHARES
REDEEMED

ACCRUED               161,637
MANAGEMENT
FEE

OTHER PAYABLES        203,297
AND
ACCRUED
EXPENSES

COLLATERAL ON         8,044,400
SECURITIES
LOANED,
AT VALUE

 TOTAL LIABILITIES                  25,963,037

NET ASSETS                         $ 311,174,693

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                    $ 236,557,135

UNDISTRIBUTED                       1,304,207
NET INVESTMENT
INCOME

ACCUMULATED                         65,464,520
UNDISTRIBUTED
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS
AND FOREIGN
CURRENCY
TRANSACTIONS

NET UNREALIZED                      7,848,831
APPRECIATION
(DEPRECIATION)
ON
INVESTMENTS
AND ASSETS
AND LIABILITIES
IN
FOREIGN
CURRENCIES

NET ASSETS, FOR                    $ 311,174,693
6,129,455
SHARES
OUTSTANDING

NET ASSET                           $50.77
VALUE AND
REDEMPTION
PRICE PER
SHARE
($311,174,6
93 (DIVIDED BY)
6,129,455
SHARES)

MAXIMUM                             $52.34
OFFERING PRICE
PER SHARE
(100/97.00
OF $50.77)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED
AUGUST 31,
1998
(UNAUDITED)

INVESTMENT                    $ 3,024,336
INCOME
DIVIDENDS

INTEREST                       448,329
(INCLUDING
INCOME ON

SECURITIES
LOANED OF
$50,103)

 TOTAL                         3,472,665
INCOME

EXPENSES

MANAGEMEN      $ 1,095,748
T FEE

TRANSFER        874,270
AGENT FEES

ACCOUNTING      190,253
AND
SECURITY
LENDING
FEES

NON-INTEREST    1,103
ED
TRUSTEES'
COMPENSAT
ION

CUSTODIAN       15,941
FEES AND
EXPENSES

REGISTRATION    18,485
FEES

AUDIT           15,378

LEGAL           1,135

REPORTS TO      41,177
SHAREHOLD
ERS

MISCELLANEO     1,999
US

 TOTAL          2,255,489
EXPENSES
BEFORE
REDUCTIONS

 EXPENSE        (61,499)       2,193,990
REDUCTIONS

NET                            1,278,675
INVESTMEN
T INCOME

REALIZED
AND
UNREALIZED
GAIN (LOSS)
NET REALIZED
GAIN (LOSS)
ON:

 INVESTMENT     65,497,615
SECURITIES

 FOREIGN        552            65,498,167
CURRENCY
TRANSACTIO
NS

CHANGE IN
NET
UNREALIZED
APPRECIATI
ON
(DEPRECIATI
ON) ON:

 INVESTMENT     (75,030,512)
SECURITIES

 ASSETS AND     2,227          (75,028,285)
LIABILITIES
IN
 FOREIGN
CURRENCIES

NET GAIN                       (9,530,118)
(LOSS)

NET INCREASE                  $ (8,251,443)
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

OTHER                         $ 396,810
INFORMATIO
N
SALES
CHARGES
PAID TO
FDC

 SALES                        $ 394,484
CHARGES -
RETAINED
BY FDC

 DEFERRED                     $ 14,329
SALES
CHARGES
WITHHELD
 BY FDC

 EXCHANGE                     $ 41,985
FEES
WITHHELD
BY FSC

 EXPENSE                      $ 56,517
REDUCTIONS
 DIRECTED
BROKERAGE
ARRANGEM
ENTS

  CUSTODIA                     4,982
N CREDITS

                              $ 61,499

STATEMENT OF CHANGES IN NET ASSETS
INCREASE           SIX MONTHS ENDED  YEAR ENDED
(DECREASE) IN      AUGUST 31, 1998   FEBRUARY 28,
NET ASSETS         (UNAUDITED)       1998

OPERATIONS         $ 1,278,675       $ 3,040,458
NET
INVESTMENT
INCOME

 NET REALIZED       65,498,167        52,835,863
GAIN (LOSS)

 CHANGE IN NET      (75,028,285)      34,220,552
UNREALIZED
APPRECIATION
(DEPRECIATION)

 NET INCREASE       (8,251,443)       90,096,873
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (389,192)         (3,324,884)
SHAREHOLDERS
FROM NET
INVESTMENT
INCOME

 FROM NET           (8,356,675)       (43,053,193)
REALIZED GAIN

 TOTAL              (8,745,867)       (46,378,077)
DISTRIBUTIONS

SHARE               102,244,378       235,594,493
TRANSACTIONS
NET PROCEEDS
FROM SALES OF
SHARES

 REINVESTMENT       8,538,089         45,039,264
OF
DISTRIBUTIONS

 COST OF SHARES     (184,664,057)     (179,495,059)
REDEEMED

 NET INCREASE       (73,881,590)      101,138,698
(DECREASE)
IN NET
ASSETS
RESULTING
FROM SHARE
TRANSACTIONS

 REDEMPTION         126,366           225,357
FEES

  TOTAL             (90,752,534)      145,082,851
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       401,927,227       256,844,376
PERIOD

 END OF PERIOD     $ 311,174,693     $ 401,927,227
(INCLUDING
UNDISTRIBUTE
D NET
INVESTMENT
INCOME OF
$1,304,20
7 AND
$677,487,
RESPECTIVELY)

OTHER
INFORMATION
SHARES

 SOLD               1,828,848         4,622,639

 ISSUED IN          150,983           950,425
REINVESTMENT
OF
DISTRIBUTIONS

 REDEEMED           (3,363,655)       (3,646,680)

 NET INCREASE       (1,383,824)       1,926,384
(DECREASE)


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                        SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
                        ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
                        AUGUST 31,
                        1998

SELECTED                (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET               $ 53.50      $ 45.97       $ 43.03    $ 34.88       $ 36.61       $ 41.49
VALUE,
BEGINNING
OF PERIOD

INCOME FROM
INVESTMENT
OPERATION
S

 NET                     .19          .54           .73        1.10          1.13          1.33
INVESTMENT
INCOME D

 NET                     (1.82)       14.83         6.41       7.86          (1.17)        (.16)
REALIZED
AND
UNREALIZED
GAIN (LOSS)

 TOTAL FROM              (1.63)       15.37         7.14       8.96          (.04)         1.17
INVESTMENT
OPERATIONS

LESS
DISTRIBUTIO
NS

 FROM NET                (.05)        (.58)         (.70)      (.84)         (1.05)        (1.13)
INVESTMENT
INCOME

 FROM NET                (1.07)       (7.30)        (3.54)     -             (.67)         (4.94)
REALIZED
GAIN

 TOTAL                   (1.12)       (7.88)        (4.24)     (.84)         (1.72)        (6.07)
DISTRIBUTIO
NS

REDEMPTION               .02          .04           .04        .03           .03           .02
FEES
ADDED TO
PAID IN
CAPITAL

NET ASSET               $ 50.77      $ 53.50       $ 45.97    $ 43.03       $ 34.88       $ 36.61
VALUE, END
OF PERIOD

TOTAL                    (3.22)%      36.20%        18.13%     25.82%        .21%          2.53%
RETURN B, C

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,             $ 311,175    $ 401,927     $ 256,844  $ 266,768     $ 237,635     $ 250,522
END OF
PERIOD
(000
OMITTED)

RATIO OF                 1.19% A      1.33%         1.47%      1.39%         1.43%         1.36%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF                 1.15% A, E   1.30% E       1.46% E    1.38% E       1.42% E       1.35% E
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

RATIO OF NET             .67% A       1.11%         1.73%      2.76%         3.24%         3.11%
INVESTMENT
INCOME TO
AVERAGE
NET ASSETS

PORTFOLIO                124% A       78%           31%        65%           24%           61%
TURNOVER
RATE

AVERAGE                 $ .0129      $ .0106       $ .0287
COMMISSIO
N RATE F

A ANNUALIZED B THE
TOTAL RETURNS WOULD
HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT
BEEN REDUCED DURING
THE PERIODS SHOWN
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). C TOT
AL RETURNS DO NOT
INCLUDE THE ONE TIME
SALES CHARGE AND FOR
PERIODS OF LESS THAN
ONE YEAR ARE NOT
ANNUALIZED. D NET
INVESTMENT INCOME
PER SHARE HAS BEEN
CALCULATED BASED ON
AVERAGE SHARES
OUTSTANDING DURING
THE PERIOD. E FMR
OR THE FUND HAS
ENTERED INTO VARYING
ARRANGEMENTS WITH
THIRD PARTIES WHO
EITHER PAID OR
REDUCED A PORTION OF
THE FUND'S EXPENSES
(SEE NOTE 8 OF NOTES
TO FINANCIAL
STATEMENTS). F FO
R FISCAL YEARS
BEGINNING ON OR AFTER
SEPTEMBER 1, 1995,
A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER
SHARE FOR SECURITY
TRADES ON WHICH
COMMISSIONS ARE
CHARGED. THIS
AMOUNT MAY VARY
FROM PERIOD TO PERIOD
AND FUND TO FUND
DEPENDING ON THE
MIX OF TRADES
EXECUTED IN VARIOUS
MARKETS WHERE
TRADING PRACTICES AND
COMMISSION RATE
STRUCTURES MAY DIFFER.


MONEY MARKET PORTFOLIO
PERFORMANCE


PERFORMANCE
To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. Load adjusted returns include a 3.00% sales charge.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED                PAST 6  PAST 1  PAST 5  PAST 10
AUGUST 31, 1998              MONTHS  YEAR    YEARS   YEARS

SELECT MONEY MARKET          2.57%   5.23%   26.36%  70.03%

SELECT MONEY MARKET          -0.50%  2.07%   22.57%  64.93%
(LOAD ADJ.)

ALL TAXABLE                  2.55%   5.15%   25.94%  67.64%
MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050 without including the effect of the 3% sales charge. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 885 all taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. over the six months.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                PAST 1  PAST 5  PAST 10
AUGUST 31, 1998              YEAR    YEARS   YEARS

SELECT MONEY MARKET          5.23%   4.79%   5.45%

SELECT MONEY MARKET          2.07%   4.15%   5.13%
(LOAD ADJ.)

ALL TAXABLE                  5.15%   4.72%   5.32%
MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELD
ROW: 1, COL: 1, VALUE: 5.1
ROW: 1, COL: 2, VALUE: 5.03
ROW: 1, COL: 3, VALUE: 2.55
ROW: 2, COL: 1, VALUE: 5.0
ROW: 2, COL: 2, VALUE: 5.02
ROW: 2, COL: 3, VALUE: 2.51
ROW: 3, COL: 1, VALUE: 5.270000000000001
ROW: 3, COL: 2, VALUE: 5.07
ROW: 3, COL: 3, VALUE: 2.58
ROW: 4, COL: 1, VALUE: 5.45
ROW: 4, COL: 2, VALUE: 5.09
ROW: 4, COL: 3, VALUE: 2.62
ROW: 5, COL: 1, VALUE: 5.09
ROW: 5, COL: 2, VALUE: 5.05
ROW: 5, COL: 3, VALUE: 2.67
6% -
4% -
2% -
0%
MONEY MARKET
ALL TAXABLE
MONEY MARKET
FUNDS AVERAGE

MMDA
              9/1/98 6/2/98 3/3/98  12/2/97 9/2/97
SELECT
MONEY MARKET  5.10%  5.00%  5.27%   5.45%   5.09%
All Taxable
Money Market
Funds Average 5.03%  5.02%  5.07%   5.09%   5.04%
              9/2/98 6/3/98 2/25/98 12/3/97 9/3/97
 MMDA         2.55%  2.51%  2.58%   2.62%   2.67%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account average (MMDA). Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

(checkmark)COMPARING PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Todd)

John Todd,
Portfolio Manager
of Fidelity Select
Money Market Portfolio
Q. JOHN, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE PAST SIX
MONTHS?
A. The overriding theme during the period was the money markets' attempt to gauge what impact, if any, the continuing crisis in Southeast Asia would have on the U.S. economy. The domestic economy was exceptionally strong during the first quarter of the year, with real GDP - gross domestic product adjusted for inflation - growing at a 5.5% annual rate. In the second quarter, however, there was some payback as inventories and trade reduced real GDP to 1.6%, even though domestic consumption remained strong. Many felt that what we were seeing was the impact, delayed as it may have been, from the Southeast Asian crisis that started in the summer of 1997. Toward the end of the period, corporate profit forecasts were being revised downward. Most stock market indexes, such as the Standard & Poor's 500 Index and the Dow Jones Industrial Average, were off sharply after hitting record highs early in the third quarter. Russia's move to devalue its currency and in essence default on its domestic debt was one factor that sparked these declines. In addition, falling commodity prices hurt Canada - one of the main trading partners of the U.S. - forcing that country's central bank to raise interest rates to keep its currency from continuing to drop in value. We saw similar currency drops and interest rate hikes in Latin America, where the U.S. also trades a great deal. Fears arose that this "Asian contagion" would start to erode U.S. economic growth and lead to further problems in both the economy and the capital markets.
Q. HOW DID THIS BACKDROP AFFECT MONETARY POLICY?
A. Up until mid-July, it was commonly believed that the Federal Reserve Board might raise the rate banks charge each other for overnight loans - the fed funds rate - to slow economic growth and head off inflation. However, toward the end of the period, market sentiment shifted as many felt struggling financial markets could help slow the economy and make a rate increase unnecessary. In spite of this backdrop, the Fed maintained a stated bias toward raising rates during the entire period, because it was concerned that robust consumption, low savings rates, a strong economy and an historically low unemployment rate would combine to build inflationary pressures in the economy.
Q. WHAT STRATEGY DID YOU PURSUE WITH THE FUND?
A. I maintained a neutral position until mid-July. At that point, sentiment started to swing, with market observers shifting from expecting a Fed rate increase to believing that such a move would be unnecessary. Some market participants even started to predict that a Fed rate decrease would be the next move. When sentiment shifted, I became more aggressive with the positioning of the fund. I tried to extend its average maturity by buying higher-yielding, longer-term money market securities to lock in their attractive rates in anticipation of interest-rate declines. If investors look at the average maturity of the fund six months ago - 70 days - and compare it to the end of the period - when it stood at 56 days - they might think the opposite was happening. However, it should be noted that assets came into the fund rapidly toward the end of the period as investors sought the safe haven offered by a money market fund, making it somewhat difficult to extend the average maturity quickly. Suffice it to say that from mid-July on, I tried to be as aggressive with the positioning of the fund as was prudent given the shareholder inflows that were taking place at the time.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1998, was 5.16%, compared to 5.26% six months ago. For the six months that ended August 31, 1998, the fund had a total return of 2.57%, compared to 2.55% for the all taxable money markets average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe that the Fed could very well lower interest rates in the fall. Because of the turmoil in financial markets, it's also possible that the Fed may lower the fed funds rate by a more dramatic .50% instead of .25%. Some sort of bold move by the Fed may be needed to calm global markets. The Fed is the largest and, by reputation, the most important central bank in the world. In order to have some impact, allay fears and address the global financial situation, the Fed may decide it needs to do something dramatic. Much depends on how global financial markets perform in the weeks ahead and how the U.S. consumer responds to this developing financial turmoil, as well as domestic political developments.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.


(checkmark)FUND FACTS
START DATE: August 30, 1985
FUND NUMBER: 085
TRADING SYMBOL: FSLXX
SIZE: as of August 31, 1998, more than $1.4 billion
MANAGER: John Todd, since 1991; manager, various
Fidelity and Spartan taxable money market funds;
joined Fidelity in 1981

MONEY MARKET PORTFOLIO

INVESTMENTS AUGUST 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 28.4%

DUE DATE                                               ANNUALIZED YIELD   PRINCIPAL                  VALUE
                                                       AT TIME OF         AMOUNT                     (NOTE 1)
                                                       PURCHASE

DOMESTIC CERTIFICATES OF DEPOSIT - 0.3%

WACHOVIA BANK, NA

9/17/98                                                 5.50% (B)         $ 5,000,000                $ 4,999,836

LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 1.8%

NATIONSBANK, NA

9/14/98                                                 5.55               5,000,000                  5,000,000

2/16/99                                                 5.60               10,000,000                 10,000,000

3/2/99                                                  5.50               10,000,000                 10,000,000

                                                                                                      25,000,000

LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.1%

BANK OF SCOTLAND TREASURY SERVICES

12/29/98                                                5.65               15,000,000                 14,999,475

BARCLAYS BANK, PLC

10/30/98                                                5.62               7,000,000                  6,999,698

BAYERISCHE VEREINSBANK AG

9/30/98                                                 5.60               25,000,000                 25,000,000

COMMERZBANK AG

9/28/98                                                 5.55               5,000,000                  5,000,000

DEUTSCHE BANK AG

9/28/98                                                 5.55               20,000,000                 20,000,000

HALIFAX, PLC

2/16/99                                                 5.60               5,000,000                  5,000,641

NORDDEUTSCHE LANDESBANK GIROZENTRALE

12/10/98                                                5.62               7,000,000                  7,000,623

                                                                                                      84,000,437

NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 20.2%

ABN-AMRO BANK NV

6/7/99                                                  5.76               5,000,000                  4,997,804

BANK OF NOVA SCOTIA

10/2/98                                                 5.62               4,000,000                  4,000,085

BAYERISCHE LANDESBANK GIROZENTRALE

12/1/98                                                 5.56               50,000,000                 50,000,000

BAYERISCHE VEREINSBANK AG

12/18/98                                                5.60               15,000,000                 15,009,112

CANADIAN IMPERIAL BANK OF COMMERCE

9/28/98                                                 5.55               15,000,000                 15,000,000

10/6/98                                                 5.52               20,000,000                 20,003,273

11/4/98                                                 5.55               10,000,000                 10,000,000

12/1/98                                                 5.54               10,000,000                 10,000,000

CREDIT AGRICOLE INDOSUEZ

10/19/98                                                5.97               5,000,000                  4,999,560

4/30/99                                                 5.87               5,000,000                  4,998,104

CREDIT COMMUNALE DE BELGIQUE

12/21/98                                                5.62               25,000,000                 25,000,000

DEUTSCHE BANK AG

10/26/98                                                6.00               15,000,000                 14,998,704

DRESDNER BANK AG

9/16/98                                                 5.55               10,000,000                 10,000,000



DUE DATE                                               ANNUALIZED YIELD   PRINCIPAL                  VALUE
                                                       AT TIME OF         AMOUNT                     (NOTE 1)
                                                       PURCHASE

NATIONAL WESTMINSTER BANK, PLC

6/7/99                                                  5.75%             $ 5,000,000                $ 4,997,529

RABOBANK NEDERLAND, COOP. CENTRAL

6/4/99                                                  5.75%              10,000,000                 9,994,929

ROYAL BANK OF CANADA

9/17/98                                                 5.53               5,000,000                  5,000,508

SOCIETE GENERALE, FRANCE

10/9/98                                                 5.70               10,000,000                 9,998,762

10/28/98                                                5.57               15,000,000                 15,000,000

11/18/98                                                5.63               5,000,000                  5,000,532

SWISS BANK CORP.

4/30/99                                                 5.87               5,000,000                  4,998,104

6/3/99                                                  5.75               10,000,000                 9,994,947

TORONTO-DOMINION BANK

6/4/99                                                  5.75               10,000,000                 9,994,929

WESTDEUTSCHE LANDESBANK GIROZENTRALE

9/28/98                                                 5.55               5,000,000                  5,000,000

2/8/99                                                  5.63               10,000,000                 10,000,000

                                                                                                      278,986,882

TOTAL CERTIFICATES OF DEPOSIT                                                           392,987,155



COMMERCIAL PAPER - 49.1%



ASPEN FUNDING CORP.

11/18/98                                                          5.60               10,000,000                 9,880,400

11/23/98                                                          5.60               5,000,000                  4,936,424

ASSET SECURITIZATION COOP. CORP.

12/8/98                                                           5.59               10,000,000                 9,850,278

ASSOCIATES CORP. OF NORTH AMERICA

9/3/98                                                            5.60               5,000,000                  4,998,464

9/22/98                                                           5.60               5,000,000                  4,983,958

ATLANTIC RICHFIELD CO.

9/14/98                                                           5.62               5,000,000                  4,989,997

BMW US CAPITAL CORP.

11/9/98                                                           5.58               25,000,000                 24,736,458

CIESCO L.P.

9/16/98                                                           5.58               45,000,000                 44,896,125

CITIBANK CREDIT CARD MASTER TRUST I (DAKOTA CERTIFICATE PROGRAM)

10/5/98                                                           5.58               5,000,000                  4,973,792

10/28/98                                                          5.58               5,000,000                  4,956,300

COMMERZBANK US FINANCE, INC.

9/14/98                                                           5.56               15,000,000                 14,970,046

CREGEM NORTH AMERICA, INC.

12/3/98                                                           5.51               10,000,000                 9,859,725

DELAWARE FUNDING CORP.

9/11/98                                                           5.58               45,000,000                 44,930,625

9/17/98                                                           5.57               10,000,000                 9,975,378

DEUTSCHE BANK FINANCIAL, INC.

11/12/98                                                          5.59               22,000,000                 21,757,560

COMMERCIAL PAPER - CONTINUED

DUE DATE                                                         ANNUALIZED YIELD   PRINCIPAL                  VALUE
                                                                 AT TIME OF         AMOUNT                     (NOTE 1)
                                                                 PURCHASE

DIAGEO CAPITAL, PLC

9/30/98                                                           5.60%             $ 5,000,000                $ 4,977,847

ENTERPRISE FUNDING CORP.

9/21/98                                                           5.58               14,351,000                 14,306,751

FINA OIL & CHEMICAL CO.

9/14/98                                                           5.60               10,000,000                 9,979,922

9/22/98                                                           5.59               18,000,000                 17,941,515

FLEET FUNDING CORP.

10/15/98                                                          5.57               5,000,000                  4,966,206

FORD MOTOR CREDIT CO.

9/16/98                                                           5.56               25,000,000                 24,942,500

GENERAL ELECTRIC CAPITAL CORP.

9/10/98                                                           5.61               5,000,000                  4,993,113

9/22/98                                                           5.57               10,200,000                 10,167,097

10/21/98                                                          5.64               12,000,000                 11,908,167

2/1/99                                                            5.62               25,000,000                 24,418,813

2/22/99                                                           5.58               15,000,000                 14,606,325

GENERAL ELECTRIC CAPITAL SERVICES, INC.

11/23/98                                                          5.58               45,000,000                 44,429,375

GENERAL MOTORS ACCEPTANCE CORP.

10/29/98                                                          5.61               5,000,000                  4,955,533

GENERALE DE BANQUE SA

2/17/99                                                           5.61               10,000,000                 9,744,153

GTE CORP.

9/8/98                                                            5.60               12,000,000                 11,986,980

HALIFAX, PLC

9/18/98                                                           5.59               5,000,000                  4,986,990

KITTY HAWK FUNDING CORP.

9/14/98                                                           5.61               5,000,000                  4,990,015

LEHMAN BROTHERS HOLDINGS, INC.

9/8/98                                                            5.59               5,000,000                  4,994,585

MERRILL LYNCH & CO., INC.

11/18/98                                                          5.60               30,000,000                 29,642,175

MONSANTO CO.

9/29/98                                                           5.61               10,000,000                 9,957,222

MORGAN (JP) & CO., INC.

9/28/98                                                           5.60               10,000,000                 9,958,750

NEW CENTER ASSET TRUST

9/21/98                                                           5.56               5,000,000                  4,984,639

NORFOLK SOUTHERN CORP.

9/14/98                                                           5.72               2,000,000                  1,995,883

PREFERRED RECEIVABLES FUNDING CORP.

10/20/98                                                          5.58               5,000,000                  4,962,365

SEARS ROEBUCK ACCEPTANCE CORP.

9/15/98                                                           5.59               45,000,000                 44,902,875

SOCIETE GENERALE NORTH AMERICA, INC.

9/15/98                                                           5.58               10,000,000                 9,978,494



DUE DATE                                                         ANNUALIZED YIELD   PRINCIPAL                  VALUE
                                                                 AT TIME OF         AMOUNT                     (NOTE 1)
                                                                 PURCHASE

TEXTRON, INC.

10/14/98                                                          5.75%             $ 3,600,000                $ 3,575,490

THREE RIVERS FUNDING CORP.

9/16/98                                                           5.56               5,000,000                  4,988,458

UBS FINANCE, INC.

9/14/98                                                           5.55               25,000,000                 24,950,167

UNIFUNDING, INC.

11/6/98                                                           5.57               50,000,000                 49,495,833

VEREINSBANK FINANCE, INC.

9/2/98                                                            5.60               25,000,000                 24,996,118

WESTPAC CAPITAL CORP.

9/21/98                                                           5.59               5,000,000                  4,984,750

TOTAL COMMERCIAL PAPER                                                                            679,364,636


FEDERAL AGENCIES - 7.4%



FANNIE MAE - 6.3%

DISCOUNT NOTES - 6.3%

9/18/98                   5.51   87,000,000                 86,775,276

FREDDIE MAC - 1.1%

DISCOUNT NOTES - 1.1%

9/24/98                   5.50   15,000,000                 14,947,675

TOTAL FEDERAL AGENCIES                        101,722,951


BANK NOTES - 2.9%



FIRST UNION NAT'L. BANK OF NORTH CAROLINA

9/1/98                                      5.66 (B)   10,000,000                10,000,000

3/1/99                                      5.50       15,000,000                15,000,000

NATIONSBANK, NA

10/19/98                                    5.54       5,000,000                 5,000,000

12/22/98                                    5.54       5,000,000                 5,003,892

PNC BANK, NA, PITTSBURGH

10/16/98                                    5.58 (B)   5,000,000                 4,998,896

TOTAL BANK NOTES                                                    40,002,788



MASTER NOTES - 1.7%



GOLDMAN SACHS GROUP LP (THE)

9/13/98                        5.69 (B)(C)   10,000,000                10,000,000

J.P. MORGAN SECURITIES, INC.

9/8/98                         5.63 (B)      13,000,000                13,000,000

TOTAL MASTER NOTES                                        23,000,000



MEDIUM-TERM NOTES - 1.2%



MERRILL LYNCH & CO.

9/1/98                                        5.63 (B)           3,000,000                 2,999,973

9/4/98                                        5.62 (B)           5,000,000                 4,999,258

MEDIUM-TERM NOTES - CONTINUED

DUE DATE                                     ANNUALIZED YIELD   PRINCIPAL                 VALUE
                                             AT TIME OF         AMOUNT                    (NOTE 1)
                                             PURCHASE

MORGAN STANLEY, DEAN WITTER, DISCOVER, INC.

9/1/98                                        5.75% (B)         $ 5,000,000               $ 5,000,000

NORWEST CORP.

10/22/98                                      5.71 (B)           4,000,000                 4,000,000

TOTAL MEDIUM-TERM NOTES                                                       16,999,231



SHORT-TERM NOTES - 3.0%



CAPITAL ONE FUNDING CORP. (1998-B)

9/8/98                                          5.61 (B)      4,000,000                 4,000,000

LIQUID ASSET BACKED SECURITIES TRUST (1997-5)

9/17/98                                         5.63 (A)(B)   6,000,000                 6,000,000

SMM TRUST (1997-P)

9/16/98                                         5.64 (A)(B)   2,000,000                 2,000,000

SMM TRUST (1997-X)

9/14/98                                         5.65 (A)(B)   6,000,000                 6,000,000

SMM TRUST (1998-I)

9/28/98                                         5.65 (A)(B)   2,000,000                 2,000,000

STRATEGIC MONEY MARKET TRUST (1997-A)

9/23/98                                         5.69 (A)(B)   17,000,000                17,000,000

STRATEGIC MONEY MARKET TRUST (1998-B)

9/7/98                                          5.66 (A)(B)   4,000,000                 4,000,000

TOTAL SHORT-TERM NOTES                                                     41,000,000


TIME DEPOSITS - 3.2%



RABOBANK NEDERLAND, COOP. CENTRAL

9/1/98                              5.88   45,000,000        45,000,000


REPURCHASE AGREEMENTS - 3.1%

                                                         MATURITY
                                                         AMOUNT

IN A JOINT TRADING ACCOUNT                               $ 43,173,022        43,166,000
(U.S. GOVERNMENT OBLIGATIONS) DATED 8/31/98 DUE 9/1/98
 AT 5.86%


TOTAL INVESTMENTS       $ 1,383,242,761

TOTAL COST FOR INCOME TAX PURPOSES - $1,383,242,761

LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $37,000,000 or 2.5% of net assets.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).

SECURITY                       ACQUISTION  ACQUISITION
                               DATE        COST

Goldman Sachs Group LP (The)   3/10/98     $ 10,000,000
 5.69% 9/13/98

OTHER INFORMATION
The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,000,000 and 0.7% of net assets (see Note 2 of Notes to Financial Statements).

INCOME TAX INFORMATION
At February 28, 1998, the fund had a capital loss carryforward of approximately $5,400, all of which will expire on February 28, 2006. MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 AUGUST 31,
1998
(UNAUDITED)

ASSETS

INVESTMENT IN                     $ 1,383,242,761
SECURITIES, AT
VALUE
(INCLUDING
REPURCHASE
AGREEMENTS OF
$43,166,000
) - SEE
ACCOMPANYIN
G SCHEDULE

RECEIVABLE FOR                     187,815,592
FUND SHARES
SOLD

INTEREST                           7,229,238
RECEIVABLE

 TOTAL ASSETS                      1,578,287,591

LIABILITIES

PAYABLE TO           $ 961
CUSTODIAN
BANK

PAYABLE FOR           59,825,931
INVESTMENTS
PURCHASED

PAYABLE FOR           25,002,336
FUND SHARES
REDEEMED

DISTRIBUTIONS         149,546
PAYABLE

ACCRUED               212,729
MANAGEMENT
FEE

OTHER PAYABLES        306,442
AND
ACCRUED
EXPENSES

 TOTAL LIABILITIES                 85,497,945

NET ASSETS                        $ 1,492,789,646

NET ASSETS
CONSIST OF:

PAID IN CAPITAL                   $ 1,492,797,587

ACCUMULATED                        (7,941)
NET REALIZED
GAIN (LOSS) ON
INVESTMENTS

NET ASSETS, FOR                   $ 1,492,789,646
1,492,779,4
60 SHARES
OUTSTANDING

NET ASSET                          $1.00
VALUE,
OFFERING PRICE
AND
REDEMPTION
PRICE PER
SHARE
($1,492,789,
646 (DIVIDED BY)
1,492,779,4
60 SHARES)

MAXIMUM                            $1.03
OFFERING PRICE
PER SHARE
(100/97.00
OF $1.00)

STATEMENT OF OPERATIONS
 SIX MONTHS
ENDED AUGUST
31, 1998
(UNAUDITED)

INTEREST INCOME                 $ 24,661,761

EXPENSES

MANAGEMENT          $ 884,131
FEE

TRANSFER AGENT       961,750
FEES

ACCOUNTING FEES      58,051
AND EXPENSES

CUSTODIAN FEES       4,704
AND EXPENSES

REGISTRATION FEES    288,244

AUDIT                21,100

REPORTS TO           53,339
SHAREHOLDERS

MISCELLANEOUS        17

 TOTAL EXPENSES      2,271,336
BEFORE
REDUCTIONS

 EXPENSE             (2,008)     2,269,328
REDUCTIONS

NET INTEREST                     22,392,433
INCOME

NET REALIZED                     (1,709)
GAIN (LOSS)
 ON
INVESTMENTS

NET INCREASE IN                 $ 22,390,724
NET ASSETS
RESULTING FROM
OPERATIONS

OTHER                           $ 841,905
INFORMATION
SALES CHARGES
PAID TO FDC

 SALES CHARGES                  $ 816,983
- RETAINED BY
FDC

 DEFERRED SALES                 $ 32,650
CHARGES
WITHHELD
 BY FDC

 EXPENSE                        $ 28
REDUCTIONS
 CUSTODIAN
CREDITS

  TRANSFER                       1,980
AGENT CREDITS

                                $ 2,008

STATEMENT OF CHANGES IN NET ASSETS
                   SIX MONTHS ENDED   YEAR ENDED
                   AUGUST 31, 1998    FEBRUARY 28,
                   (UNAUDITED)        1998

INCREASE
(DECREASE) IN
NET ASSETS

OPERATIONS         $ 22,392,433       $ 41,842,077
NET INTEREST
INCOME

 NET REALIZED       (1,709)            (6,232)
GAIN (LOSS)

 NET INCREASE       22,390,724         41,835,845
(DECREASE)
IN NET
ASSETS
RESULTING
FROM
OPERATIONS

DISTRIBUTIONS TO    (22,392,433)       (41,842,077)
SHAREHOLDERS
FROM NET
INTEREST
INCOME

SHARE               3,803,752,978      7,445,369,611
TRANSACTIONS AT
NET ASSET
VALUE OF
$1.00 PER
SHARE
PROCEEDS FROM
SALES OF
SHARES

 REINVESTMENT       20,754,509         38,682,466
OF
DISTRIBUTIONS
FROM NET
INTEREST
INCOME

 COST OF SHARES     (2,916,634,674)    (7,747,295,187)
REDEEMED

 NET INCREASE       907,872,813        (263,243,110)
(DECREASE)
IN NET
ASSETS AND
SHARES
RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL             907,871,104        (263,249,342)
INCREASE
(DECREASE) IN
NET ASSETS

NET ASSETS

 BEGINNING OF       584,918,542        848,167,884
PERIOD

 END OF PERIOD     $ 1,492,789,646    $ 584,918,542


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

               SIX MONTHS   YEARS ENDED              YEAR ENDED    YEARS ENDED
               ENDED        FEBRUARY 28,             FEBRUARY 29,  FEBRUARY 28,
               AUGUST 31,
               1998

SELECTED       (UNAUDITED)  1998          1997       1996          1995          1994
PER-SHARE
DATA

NET ASSET      $ 1.000      $ 1.000       $ 1.000    $ 1.000       $ 1.000       $ 1.000
VALUE,
BEGINNING
OF PERIOD

INCOME FROM     .025         .051          .049       .054          .042          .026
INVESTMENT
OPERATION
S
NET
INTEREST
INCOME

LESS
DISTRIBUTIO
NS

 FROM NET       (.025)       (.051)        (.049)     (.054)        (.042)        (.026)
INTEREST
INCOME

NET ASSET      $ 1.000      $ 1.000       $ 1.000    $ 1.000       $ 1.000       $ 1.000
VALUE, END
OF PERIOD

TOTAL           2.57%        5.26%         5.02%      5.56%         4.28%         2.62%
RETURN B

RATIOS AND
SUPPLEME
NTAL DATA

NET ASSETS,    $ 1,492,790  $ 584,919     $ 848,168  $ 610,821     $ 573,144     $ 518,657
END OF
PERIOD
(000
OMITTED)

RATIO OF        .52% A       .56%          .56%       .59%          .65%          .72%
EXPENSES
TO AVERAGE
NET ASSETS

RATIO OF NET    5.10% A      5.13%         4.92%      5.39%         4.19%         2.59%
INTEREST
INCOME TO
AVERAGE
NET ASSETS


ANNUALIZED
TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED AUGUST 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Select Portfolios (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The trust has thirty-nine equity funds (the fund or the funds) which invest primarily in securities of companies whose principal business activities fall within specific industries, and a money market fund which invests in high quality money market instruments. Each fund is authorized to issue an unlimited number of shares. The Gold Portfolio (formerly American Gold Portfolio), Precious Metals and Minerals Portfolio and Natural Resources Portfolio may also invest in certain precious metals. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION:

EQUITY FUNDS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Direct investments in precious metals in the form of bullion are valued at the most recent bid price quoted by a major bank on the New York Commodities Exchange.

 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund (except for Medical Equipment and Systems Portfolio) is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Each fund accrues such taxes as applicable.

Medical Equipment and Systems Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME:

EQUITY FUNDS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

MONEY MARKET FUND. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Business Services and Outsourcing Portfolio and Medical Equipment and Systems Portfolio and shares of Business Services and Outsourcing Portfolio and Medical Equipment and Systems Portfolio for distribution under federal and state securities law. These expenses are borne by Business Services and Outsourcing Portfolio and Medical Equipment and Systems Portfolio and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the money market fund.
Distributions are recorded on the ex-dividend date for all other funds.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, non-taxable dividends, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income, distributions in excess of net investment income, accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

TRADING (REDEMPTION) FEES. Shares redeemed (including exchanges) from an equity fund are subject to trading fees. Shares held less than 30 days are subject to a trading fee equal to .75% of the net asset value of shares redeemed. Shares held 30 days or more are subject to a trading fee equal to the lesser of $7.50 or .75% of the net asset value of shares redeemed. The fees, which are retained by the fund, are accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. Certain funds use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc.
(FIMM), an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other
Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.

For each equity fund, the monthly fee is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from
 .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to an annualized rate that ranged from .57% to .58% of average net assets for the equity funds.

For the Money Market fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time, the fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% of average net assets. For the period, the management fee was equivalent to an annualized rate of
 .20% of the fund's average net assets.

SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. FDC receives a sales charge of up to 3% for selling shares of each fund. A portion of these sales charges are reallowed to financial intermediaries. Prior to October 12, 1990, FDC received a sales charge of up to 2% and a 1% deferred sales charge. Shares purchased prior to October 12, 1990, are subject to a 1% deferred sales charge upon redemption or exchange to any other Fidelity Fund (other than Select funds). All deferred sales charges are retained by FDC. The amounts received and retained by FDC for sales charges and deferred sales charges are shown under the caption "Other Information" on each fund's Statement of Operations.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

EXCHANGE FEES. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other
Information" on each fund's Statement of Operations.

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. INTERFUND LENDING PROGRAM.

Each fund is permitted to participate in the interfund lending program. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

6. SECURITY LENDING.

Certain equity funds loaned securities to brokers who paid the funds negotiated lenders' fees. These fees are included in interest income. Each applicable fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Information regarding the value of securities loaned and the value of collateral at period end is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

7. BANK BORROWINGS.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, each fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is

7. BANK BORROWINGS - CONTINUED

the bank's base rate, as revised from time to time. Information regarding a fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

8. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.50% of average net assets. FMR retains the ability to be repaid by the funds for these expense reductions in the amount that expenses fall below the limit prior to the end of the fiscal year. For the period, the reimbursement reduced the expenses by $25,270 for Cyclical Industries Portfolio, $20,287 for Medical Equipment and Systems Portfolio and $22,746 for Natural Resources Portfolio.

FMR has directed certain portfolio trades to brokers who paid a portion of certain equity fund's expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

9. BENEFICIAL INTEREST.

At the end of the period, FMR Capital, an affiliate of FMR was record owner of more than 5% of the outstanding shares of the following funds:
BENEFICIAL INTEREST
                             %
FUND                         OWNERSHIP
Cyclical Industries          33.3
Natural Resources            15.8
Medical Equipment & Systems  6.8

10. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in "Other Information" at the end of each applicable fund's schedule of investments.

PROXY VOTING RESULTS


A special meeting of the funds' shareholders was held on May 13, 1998. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect as Trustees the following twelve nominees.

                # OF              % OF
                VOTES CAST        VOTES CAST
RALPH F. COX
AFFIRMATIVE    7,753,366,141.55   89.603

WITHHELD       899,674,808.29     10.397

TOTAL          8,653,040,949.84   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    7,746,305,162.73   89.521

WITHHELD       906,735,787.11     10.479

TOTAL          8,653,040,949.84   100.000

ROBERT M. GATES
AFFIRMATIVE    7,742,038,054.66   89.472

WITHHELD       911,002,895.18     10.528

TOTAL          8,653,040,949.84   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    7,748,393,016.65   89.545

WITHHELD       904,647,933.19     10.455

TOTAL          8,653,040,949.84   100.000

E. BRADLEY JONES
AFFIRMATIVE    7,739,328,874.43   89.441

WITHHELD       913,712,075.41     10.559

TOTAL          8,653,040,949.84   100.000

DONALD J. KIRK
AFFIRMATIVE    7,753,756,203.57   89.607

WITHHELD       899,284,746.27     10.393

TOTAL          8,653,040,949.84   100.000

                # OF              % OF
                VOTES CAST        VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    7,756,709,375.68   89.641

WITHHELD       896,331,574.16     10.359

TOTAL          8,653,040,949.84   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    7,755,387,388.40   89.626

WITHHELD       897,653,561.44     10.374

TOTAL          8,653,040,949.84   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    7,748,303,990.87   89.544

WITHHELD       904,736,958.97     10.456

TOTAL          8,653,040,949.84   100.000

MARVIN L. MANN
AFFIRMATIVE    7,753,481,007.38   89.604

WITHHELD       899,559,942.46     10.396

TOTAL          8,653,040,949.84   100.000

ROBERT C. POZEN
AFFIRMATIVE    7,754,099,035.87   89.611

WITHHELD       898,941,913.97     10.389

TOTAL          8,653,040,949.84   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    7,748,460,240.63   89.546

WITHHELD       904,580,709.21     10.454

TOTAL          8,653,040,949.84   100.000

PROPOSAL 2

To ratify the selection of Price Waterhouse LLP as independent accountants of the funds.

AIR
TRANSPORTATION   # OF           % OF
                VOTES CAST      VOTES CAST
AFFIRMATIVE    92,216,747.46    79.246

AGAINST        1,098,105.50     .944

ABSTAIN        23,052,814.11    19.810

TOTAL          116,367,667.07   100.000

GOLD           # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    100,658,258.82   93.608

AGAINST        3,207,332.75     2.982

ABSTAIN        3,666,307.38     3.410

TOTAL          107,531,898.95   100.000

AUTOMOTIVE     # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    15,764,394.96   85.995

AGAINST        106,293.53      .579

ABSTAIN        2,461,160.17    13.426

TOTAL          18,331,848.66   100.000

BIOTECHNOLOGY  # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    255,501,527.41   85.455

AGAINST        3,334,273.83     1.115

ABSTAIN        40,155,471.48    13.430

TOTAL          298,991,272.72   100.000

BROKERAGE AND  # OF             % OF
INVESTMENT
MANAGEMENT     VOTES CAST       VOTES CAST
AFFIRMATIVE    332,897,441.61   86.994

AGAINST        2,415,501.83     .632

ABSTAIN        47,352,768.76    12.374

TOTAL          382,665,712.20   100.000

BUSINESS
SERVICES        # OF           % OF
AND OUTSOURCING VOTES CAST     VOTES CAST
AFFIRMATIVE    13,471,564.34   91.755

AGAINST        145,286.28      .990

ABSTAIN        1,065,255.47    7.255

TOTAL          14,682,106.09   100.000

CHEMICALS      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    30,335,526.46   87.669

AGAINST        374,411.51      1.082

ABSTAIN        3,892,560.68    11.249

TOTAL          34,602,498.65   100.000

COMPUTERS       # OF            % OF
                VOTES CAST      VOTES CAST
AFFIRMATIVE    280,957,525.89   83.394

AGAINST        5,060,937.96     1.502

ABSTAIN        50,885,565.57    15.104

TOTAL          336,904,029.42   100.000

CONSTRUCTION
AND HOUSING    # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    27,955,641.16   88.748

AGAINST        224,504.31      .712

ABSTAIN        3,319,953.96    10.540

TOTAL          31,500,099.43   100.000

CONSUMER
INDUSTRIES     # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    34,576,419.47   91.761

AGAINST        254,221.23      .674

ABSTAIN        2,850,473.76    7.565

TOTAL          37,681,114.46   100.000

CYCLICAL
INDUSTRIES     # OF           % OF
               VOTES CAST     VOTES CAST
AFFIRMATIVE    2,623,936.97   98.371

AGAINST        23,800.27      .892

ABSTAIN        19,653.99      .737

TOTAL          2,667,391.23   100.000

DEFENSE AND
AEROSPACE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    51,303,510.55   85.627

AGAINST        248,060.18      .415

ABSTAIN        8,363,197.93    13.958

TOTAL          59,914,768.66   100.000

DEVELOPING
COMMUNICATIONS # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    103,338,655.88   82.664

AGAINST        1,873,004.54     1.499

ABSTAIN        19,798,270.19    15.837

TOTAL          125,009,930.61   100.000

ELECTRONICS    # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,073,301,414.73   86.375

AGAINST        11,610,518.03      .935

ABSTAIN        157,688,873.06     12.690

TOTAL          1,242,600,805.82   100.000

ENERGY         # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    65,318,190.73   89.829

AGAINST        722,166.98      .993

ABSTAIN        6,673,456.29    9.178

TOTAL          72,713,814.00   100.000

ENERGY SERVICE # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    389,301,747.22   89.646

AGAINST        5,049,219.11     1.162

ABSTAIN        39,916,621.54    9.192

TOTAL          434,267,587.87   100.000

ENVIRONMENTAL
SERVICES        # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    11,516,154.03   84.961

AGAINST        83,510.25       .616

ABSTAIN        1,954,983.81    14.423

TOTAL          13,554,648.09   100.000

PROPOSAL 2 - CONTINUED

FINANCIAL
SERVICES       # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    286,397,061.70   87.676

AGAINST        3,202,933.29     .980

ABSTAIN        37,055,266.64    11.344

TOTAL          326,655,261.63   100.000

FOOD AND
AGRICULTURE    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    114,630,036.79   93.589

AGAINST        1,473,148.26     1.202

ABSTAIN        6,379,834.83     5.209

TOTAL          122,483,019.88   100.000

HEALTH CARE    # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    1,018,287,018.17   88.863

AGAINST        10,830,531.31      .945

ABSTAIN        116,791,591.73     10.192

TOTAL          1,145,909,141.21   100.000

HOME FINANCE   # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    794,452,253.80   91.016

AGAINST        8,425,081.16     .965

ABSTAIN        69,996,650.50    8.019

TOTAL          872,873,985.46   100.000

INDUSTRIAL
EQUIPMENT       # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    22,789,320.78   88.145

AGAINST        458,530.92      1.773

ABSTAIN        2,606,544.19    10.082

TOTAL          25,854,395.89   100.000

INDUSTRIAL
MATERIALS      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    9,797,428.07    86.536

AGAINST        65,313.96       .577

ABSTAIN        1,459,033.90    12.887

TOTAL          11,321,775.93   100.000

INSURANCE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    54,993.648.10   83.153

AGAINST        772,601.22      1.168

ABSTAIN        10,369,328.39   15.679

TOTAL          66,135,577.71   100.000

LEISURE        # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    121,725,009.54   88.601

AGAINST        869,325.86       .633

ABSTAIN        14,791,538.63    10.766

TOTAL          137,385,874.03   100.000

MEDICAL
DELIVERY       # OF             % OF
               VOTES CAST        VOTES CAST
AFFIRMATIVE    86,648,605.64    86.518

AGAINST        775,574.17       .774

ABSTAIN        12,726,696.97    12.708

TOTAL          100,150,876.78   100.000

MULTIMEDIA      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    50,016,990.75   83.776

AGAINST        474,795.12      .795

ABSTAIN        9,211,354.32    15.429

TOTAL          59,703,140.19   100.000

NATURAL GAS    # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    27,697,874.05   95.278

AGAINST        509,131.26      1.751

ABSTAIN        863,631.27      2.971

TOTAL          29,070,636.58   100.000

NATURAL
RESOURCES      # OF           % OF
               VOTES CAST     VOTES CAST
AFFIRMATIVE    3,942,516.43   96.508

AGAINST        12,864.00      .315

ABSTAIN        129,774.79     3.177

TOTAL          4,085,155.22   100.000

PAPER AND
FOREST PRODUCTS # OF          % OF
               VOTES CAST     VOTES CAST
AFFIRMATIVE    8,284,781.48   86.533

AGAINST        168,888.35     1.764

ABSTAIN        1,120,492.68   11.703

TOTAL          9,574,162.51   100.000

PRECIOUS METALS
AND MINERALS   # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    71,772,062.04   89.963

AGAINST        1,852,041.14    2.322

ABSTAIN        6,155,007.12    7.715

TOTAL          79,779,110.30   100.000

REGIONAL BANKS # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    625,203,572.47   89.389

AGAINST        6,870,168.47     .982

ABSTAIN        67,344,161.02    9.629

TOTAL          699,417,901.96   100.000

RETAILING      # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    117,074,984.53   84.222

AGAINST        1,250,795.58     .899

ABSTAIN        20,682,596.04    14.879

TOTAL          139,008,376.15   100.000

SOFTWARE AND
COMPUTER
SERVICES       # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    227,719,853.71   85.956

AGAINST        2,326,904.77     .878

ABSTAIN        34,879,127.77    13.166

TOTAL          264,925,886.25   100.000

TECHNOLOGY     # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    279,451,674.57   86.672

AGAINST        3,383,068.55     1.050

ABSTAIN        39,588,275.36    12.278

TOTAL          322,423,018.48   100.000

PROPOSAL 2 - CONTINUED

TELECOM
MUNICATIONS    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    321,155,321.56   86.856

AGAINST        3,388,906.87     .916

ABSTAIN        45,212,539.59    12.228

TOTAL          369,756,768.02   100.000

TRANSPORTATION # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    30,254,239.54   90.810

AGAINST        216,625.66      .650

ABSTAIN        2,845,126.52    8.540

TOTAL          33,315,991.72   100.000

UTILITIES
GROWTH          # OF            % OF
                VOTES CAST      VOTES CAST
AFFIRMATIVE    204,256,268.94   96.811

AGAINST        1,834,078.41     .869

ABSTAIN        4,894,199.40     2.320

TOTAL          210,984,546.75   100.000

MONEY MARKET   # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    261,535,880.47   89.494

AGAINST        4,035,752.50     1.381

ABSTAIN        26,667,520.28    9.125

TOTAL          292,239,153.25   100.000

PROPOSAL 3
To authorize the Trustees to adopt an amended and restated Declaration of Trust.

                    # OF               % OF
                    VOTES CAST         VOTES CAST
AFFIRMATIVE         6,786,374,695.13   78.453

AGAINST             294,199,608.21     3.401

ABSTAIN             1,569,643,684.54   18.146

TOTAL               8,650,217,987.88   100.000

BROKER NON-VOTES    2,822,961.96

PROPOSAL 4
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.

AIR
TRANSPORTATION # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    88,331,761.87    75.907

AGAINST        3,638,300.83     3.127

ABSTAIN        24,397,604.37    20.966

TOTAL          116,367,667.07   100.000

GOLD           # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    94,562,031.56    87.939

AGAINST        7,001,270.47     6.510

ABSTAIN        5,968,596.92     5.551

TOTAL          107,531,898.95   100.000

AUTOMOTIVE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    15,187,888.15   82.850

AGAINST        417,351.75      2.276

ABSTAIN        2,726,608.76    14.874

TOTAL          18,331,848.66   100.000

BIOTECHNOLOGY  # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    243,165,399.55   81.329

AGAINST        10,653,205.65    3.563

ABSTAIN        45,172,667.52    15.108

TOTAL          298,991,272.72   100.000

BROKERAGE AND  # OF             % OF
INVESTMENT
MANAGEMENT     VOTES CAST       VOTES CAST
AFFIRMATIVE    320,917,182.22   83.864

AGAINST        9,219,271.09     2.409

ABSTAIN        52,529,258.89    13.727

TOTAL          382,665,712.20   100.000

CHEMICALS      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    28,702,652.80   82.950

AGAINST        1,300,869.72    3.759

ABSTAIN        4,598,976.13    13.291

TOTAL          34,602,498.65   100.000

COMPUTERS       # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    270,046,670.96   80.155

AGAINST        9,945,847.58     2.953

ABSTAIN        56,911,510.88    16.892

TOTAL          336,904,029.42   100.000

CONSTRUCTION
AND HOUSING    # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    27,231,528.43   86.449

AGAINST        631,247.12      2.004

ABSTAIN        3,637,323.88    11.547

TOTAL          31,500,099.43   100.000

CONSUMER
INDUSTRIES      # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    33,525,166.77   88.971

AGAINST        775,331.73      2.057

ABSTAIN        3,380,615.96    8.972

TOTAL          37,681,114.46   100.000

DEFENSE AND
AEROSPACE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    48,375,726.48   80.741

AGAINST        775,125.89      1.294

ABSTAIN        10,763,916.29   17.965

TOTAL          59,914,768.66   100.000

DEVELOPING
COMMUNICATIONS # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    98,263,849.25    78.605

AGAINST        4,603,812.97     3.683

ABSTAIN        22,142,268.39    17.712

TOTAL          125,009,930.61   100.000

PROPOSAL 4 - CONTINUED

ELECTRONICS     # OF              % OF
                VOTES CAST         VOTES CAST
AFFIRMATIVE    1,027,191,955.49   82.665

AGAINST        159,261,934.39     12.817

ABSTAIN        56,146,915.94      4.518

TOTAL          1,242,600,805.82   100.000

ENERGY         # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    61,972,377.11   85.228

AGAINST        2,732,124.18    3.757

ABSTAIN        8,009,312.71    11.015

TOTAL          72,713,814.00   100.000

ENERGY SERVICES # OF            % OF
                VOTES CAST      VOTES CAST
AFFIRMATIVE    373,930,842.39   86.106

AGAINST        13,257,672.22    3.053

ABSTAIN        47,079,073.26    10.841

TOTAL          434,267,587.87   100.000

ENVIRONMENTAL
SERVICES        # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    10,650,119.56   78.572

AGAINST        620,288.79      4.576

ABSTAIN        2,284,239.74    16.852

TOTAL          13,554,648.09   100.000

FINANCIAL
SERVICES        # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    274,470,999.76   84.025

AGAINST        9,136,135.17     2.797

ABSTAIN        43,048,126.70    13.178

TOTAL          326,655,261.63   100.000

FOOD AND
AGRICULTURE    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    108,827,660.19   88.851

AGAINST        4,889,731.49     3.992

ABSTAIN        8,765,628.20     7.157

TOTAL          122,483,019.88   100.000

HEALTH CARE    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    965,997,795.25     84.300

AGAINST        38,385,460.85      3.349

ABSTAIN        141,525,885.11     12.351

TOTAL          1,145,909,141.21   100.000

HOME FINANCE   # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    764,517,493.78   87.586

AGAINST        24,755,647.12    2.836

ABSTAIN        83,600,844.56    9.578

TOTAL          872,873,985.46   100.000

INDUSTRIAL
EQUIPMENT       # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    21,894,772.32   84.685

AGAINST        1,028,514.47    3.978

ABSTAIN        2,931,109.10    11.337

TOTAL          25,854,395.89   100.000

INDUSTRIAL
MATERIALS      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    9,137,601.28    80.708

AGAINST        330,541.69      2.920

ABSTAIN        1,853,632.96    16.372

TOTAL          11,321,775.93   100.000

INSURANCE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    52,244,487.18   78.996

AGAINST        2,561,649.44    3.873

ABSTAIN        11,329,441.09   17.131

TOTAL          66,135,577.71   100.000

LEISURE        # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    116,428,593.72   84.746

AGAINST        3,577,395.73     2.604

ABSTAIN        17,379,884.58    12.650

TOTAL          137,385,874.03   100.000

MEDICAL DELIVERY # OF           % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    81,962,329.21    81.839

AGAINST        2,623,293.47     2.619

ABSTAIN        15,565,254.10    15.542

TOTAL          100,150,876.78   100.000

MULTIMEDIA     # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    48,725,744.24   81.613

AGAINST        1,121,199.57    1.878

ABSTAIN        9,856,196.38    16.509

TOTAL          59,703,140.19   100.000

NATURAL GAS    # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    26,276,232.63   90.388

AGAINST        1,388,331.25    4.775

ABSTAIN        1,406,072.70    4.837

TOTAL          29,070,636.58   100.000

PAPER AND
FOREST PRODUCTS # OF          % OF
                VOTES CAST    VOTES CAST
AFFIRMATIVE    7,678,987.09   80.205

AGAINST        590,477.99     6.168

ABSTAIN        1,304,697.43   13.627

TOTAL          9,574,162.51   100.000

PRECIOUS METALS
AND MINERALS   # OF           % OF
               VOTES CAST     VOTES CAST
AFFIRMATIVE    68,061,941.03   85.313

AGAINST        3,879,330.91    4.863

ABSTAIN        7,837,838.36    9.824

TOTAL          79,779,110.30   100.000

REGIONAL BANKS # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    595,015,797.25   85.073

AGAINST        25,116,085.51    3.591

ABSTAIN        79,286,019.20    11.336

TOTAL          699,417,901.96   100.000

PROPOSAL 4 - CONTINUED

RETAILING      # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    113,355,144.06   81.546

AGAINST        3,772,282.91     2.713

ABSTAIN        21,880,949.18    15.741

TOTAL          139,008,376.15   100.000

SOFTWARE AND
COMPUTER
SERVICES        # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    217,257,453.29   82.007

AGAINST        7,288,094.85     2.751

ABSTAIN        40,380,338.11    15.242

TOTAL          264,925,886.25   100.000

TECHNOLOGY      # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    265,238,914.82   82.264

AGAINST        11,319,267.99    3.511

ABSTAIN        45,864,835.67    14.225

TOTAL          322,423,018.48   100.000

TELECOM
MUNICATIONS    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    305,617,632.54   82.654

AGAINST        11,539,266.63    3.120

ABSTAIN        52,599,868.85    14.226

TOTAL          369,756,768.02   100.000

TRANSPORTATION # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    29,561,553.68   88.731

AGAINST        531,812.44      1.596

ABSTAIN        3,222,625.60    9.673

TOTAL          33,315,991.72   100.000

UTILITIES
GROWTH         # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    193,578,103.90   91.750

AGAINST        7,910,897.28     3.749

ABSTAIN        9,495,545.57     4.501

TOTAL          210,984,546.75   100.000

PROPOSAL 5
To approve an amended management contract for Money Market Portfolio that would reduce the management fee payable to FMR by the fund as FMR's assets under management increases.

               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    245,969,256.05   84.167

AGAINST        14,855,502.09    5.083

ABSTAIN        31,414,395.11    10.750

TOTAL          292,239,153.25   100.000

PROPOSAL 6
To approve a sub-advisory agreement with FMR U.K. to provide investment advice and research services or investment management services to Gold Portfolio.

               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    94,533,376.31    87.912

AGAINST        6,907,643.32     6.424

ABSTAIN        6,090,879.32     5.664

TOTAL          107,531,898.95   100.000

PROPOSAL 7
To approve a sub-advisory agreement with FMR Far East to provide investment advice and research services or investment management services to Gold Portfolio.

                # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    93,962,009.35    87.381

AGAINST        7,425,017.12     6.905

ABSTAIN        6,144,872.48     5.714

TOTAL          107,531,898.95   100.000

PROPOSAL 8(A)
To make the current fundamental 80% investment policy non-fundamental.

AIR
TRANSPORTATION # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    81,784,924.28    70.281

AGAINST        5,319,581.91     4.572

ABSTAIN        29,263,160.88    25.147

TOTAL          116,367,667.07   100.000

AUTOMOTIVE     # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    13,466,159.09   73.458

AGAINST        717,074.83      3.911

ABSTAIN        4,148,614.74    22.631

TOTAL          18,331,848.66   100.000

BIOTECHNOLOGY  # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    206,872,261.15   69.190

AGAINST        20,801,262.41    6.957

ABSTAIN        71,317,749.16    23.853

TOTAL          298,991,272.72   100.000

BROKERAGE AND  # OF             % OF
INVESTMENT
MANAGEMENT     VOTES CAST       VOTES CAST
AFFIRMATIVE    287,126,658.10   75.033

AGAINST        16,642,056.34    4.349

ABSTAIN        78,896,997.76    20.618

TOTAL          382,665,712.20   100.000

PROPOSAL 8(A) - CONTINUED

CHEMICALS      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    25,811,855.73   74.595

AGAINST        2,075,298.62    5.998

ABSTAIN        6,715,344.30    19.407

TOTAL          34,602,498.65   100.000

COMPUTERS      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    233,020,603.48   69.165

AGAINST        18,070,433.52    5.364

ABSTAIN        85,812,992.42    25.471

TOTAL          336,904,029.42   100.000

CONSTRUCTION
AND HOUSING    # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    24,597,948.32   78.088

AGAINST        1,358,442.62    4.313

ABSTAIN        5,543,708.49    17.599

TOTAL          31,500,099.43   100.000

CONSUMER
INDUSTRIES     # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    31,815,790.92   84.434

AGAINST        1,784,168.80    4.735

ABSTAIN        4,081,154.74    10.831

TOTAL          37,681,114.46   100.000

DEFENSE AND
AEROSPACE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    43,592,670.30   72.758

AGAINST        2,756,881.95    4.601

ABSTAIN        13,565,216.41   22.641

TOTAL          59,914,768.66   100.000

DEVELOPING
COMMUNICATIONS  # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    89,369,179.95    71.490

AGAINST        9,066,570.82     7.252

ABSTAIN        26,574,179.84    21.258

TOTAL          125,009,930.61   100.000

ELECTRONICS    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    849,887,743.47     68.396

AGAINST        66,702,678.25      5.368

ABSTAIN        326,010,384.10     26.236

TOTAL          1,242,600,805.82   100.000

ENERGY         # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    53,836,856.67   74.039

AGAINST        4,587,161.58    6.309

ABSTAIN        14,289,795.75   19.652

TOTAL          72,713,814.00   100.000

ENERGY SERVICE # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    319,031,333.55   73.464

AGAINST        24,563,860.42    5.657

ABSTAIN        90,672,393.90    20.879

TOTAL          434,267,587.87   100.000

ENVIRONMENTAL
SERVICES       # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    9,540,393.55    70.385

AGAINST        970,739.08      7.161

ABSTAIN        3,043,515.46    22.454

TOTAL          13,554,648.09   100.000

FINANCIAL
SERVICES       # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    237,974,716.59   72.852

AGAINST        16,993,069.53    5.202

ABSTAIN        71,687,475.51    21.946

TOTAL          326,655,261.63   100.000

FOOD AND
AGRICULTURE    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    90,763,679.36    74.103

AGAINST        10,466,684.76    8.545

ABSTAIN        21,252,655.76    17.352

TOTAL          122,483,019.88   100.000

HEALTH CARE    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    846,476,378.49     73.869

AGAINST        77,469,177.22      6.761

ABSTAIN        221,963,585.50     19.370

TOTAL          1,145,909,141.21   100.000

HOME FINANCE   # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    774,515,006.98   88.732

AGAINST        51,010,191.82    5.844

ABSTAIN        47,348,786.66    5.424

TOTAL          872,873,985.46   100.000

INDUSTRIAL
EQUIPMENT      # OF             % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    19,372,627.93   74.930

AGAINST        1,899,086.52    7.345

ABSTAIN        4,582,681.44    17.725

TOTAL          25,854,395.89   100.000

INDUSTRIAL
MATERIALS       # OF           % OF
                VOTES CAST     VOTES CAST
AFFIRMATIVE    8,317,429.03    73.464

AGAINST        667,224.29      5.893

ABSTAIN        2,337,122.61    20.643

TOTAL          11,321,775.93   100.000

INSURANCE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    47,264,401.23   71.466

AGAINST        4,256,851.68    6.436

ABSTAIN        14,614,324.80   22.098

TOTAL          66,135,577.71   100.000

LEISURE        # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    107,419,653.59   78.188

AGAINST        6,810,070.15     4.957

ABSTAIN        23,156,150.29    16.855

TOTAL          137,385,874.03   100.000

PROPOSAL 8(A) - CONTINUED
MEDICAL DELIVERY # OF           % OF
                 VOTES CAST     VOTES CAST
AFFIRMATIVE    72,030,422.87    71.922

AGAINST        5,871,796.69     5.863

ABSTAIN        22,248,657.22    22.215

TOTAL          100,150,876.78   100.000

MULTIMEDIA     # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    44,070,481.42   73.816

AGAINST        2,457,209.73    4.116

ABSTAIN        13,175,449.04   22.068

TOTAL          59,703,140.19   100.000

NATURAL GAS    # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    23,238,133.30   81.686

AGAINST        2,713,844.54    9.540

ABSTAIN        2,496,114.89    8.774

TOTAL          28,448,092.73   100.000

PAPER AND FOREST
PRODUCTS       # OF           % OF
               VOTES CAST     VOTES CAST
AFFIRMATIVE    6,807,529.77   71.103

AGAINST        755,087.96     7.887

ABSTAIN        2,011,544.78   21.010

TOTAL          9,574,162.51   100.000

PRECIOUS METALS
AND MINERALS   # OF           % OF
               VOTES CAST     VOTES CAST
AFFIRMATIVE    61,915,378.85   77.609

AGAINST        7,035,911.50    8.819

ABSTAIN        10,827,819.95   13.572

TOTAL          79,779,110.30   100.000

REGIONAL BANKS # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    509,531,999.72   72.851

AGAINST        43,415,159.12    6.207

ABSTAIN        146,470,743.12   20.942

TOTAL          699,417,901.96   100.000

RETAILING      # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    101,736,813.64   73.188

AGAINST        8,688,703.97     6.250

ABSTAIN        28,582,858.54    20.562

TOTAL          139,008,376.15   100.000

SOFTWARE AND
COMPUTER
SERVICES        # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    183,474,192.17   69.255

AGAINST        17,133,042.08    6.467

ABSTAIN        64,318,652.00    24.278

TOTAL          264,925,886.25   100.000

TECHNOLOGY     # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    234,384,763.25   72.695

AGAINST        18,668,800.59    5.790

ABSTAIN        69,369,454.64    21.515

TOTAL          322,423,018.48   100.000

TELECOM
MUNICATIONS    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    263,026,500.28   71.135

AGAINST        22,933,470.98    6.202

ABSTAIN        83,796,796.76    22.663

TOTAL          369,756,768.02   100.000

TRANSPORTATION # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    27,344,653.49   82.077

AGAINST        1,851,919.24    5.558

ABSTAIN        4,119,418.99    12.365

TOTAL          33,315,991.72   100.000

UTILITIES GROWTH    # OF             % OF
                    VOTES CAST       VOTES CAST
AFFIRMATIVE         165,163,998.30   79.046

AGAINST             15,012,167.39    7.184

ABSTAIN             28,771,245.55    13.770

TOTAL               208,947,411.24   100.000

BROKER NON-VOTES    2,037,135.51

MONEY MARKET   # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    248,381,078.83   84.992

AGAINST        24,273,146.63    8.306

ABSTAIN        19,584,927.79    6.702

TOTAL          292,239,153.25   100.000

PROPOSAL 8(B)
To make the current fundamental 50% "principally engaged in" policy non-fundamental and to approve changes to the policy.

AIR
TRANSPORTATION  # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    81,530,381.50    70.063

AGAINST        5,138,916.34     4.416

ABSTAIN        29,698,369.23    25.521

TOTAL          116,367,667.07   100.000

AUTOMOTIVE      # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    13,412,008.37   73.162

AGAINST        699,160.85      3.814

ABSTAIN        4,220,679.44    23.024

TOTAL          18,331,848.66   100.000

BIOTECHNOLOGY  # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    206,654,832.40   69.117

AGAINST        20,268,828.77    6.779

ABSTAIN        72,067,611.55    24.104

TOTAL          298,991,272.72   100.000

BROKERAGE AND
INVESTMENT      # OF            % OF
 MANAGEMENT     VOTES CAST      VOTES CAST
AFFIRMATIVE    286,613,628.30   74.899

AGAINST        16,460,169.61    4.302

ABSTAIN        79,591,914.29    20.799

TOTAL          382,665,712.20   100.000

PROPOSAL 8(B) - CONTINUED

CHEMICALS       # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    25,670,060.83   74.186

AGAINST        2,181,796.21    6.305

ABSTAIN        6,750,641.61    19.509

TOTAL          34,602,498.65   100.000

COMPUTERS      # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    232,733,200.95   69.080

AGAINST        18,081,604.16    5.367

ABSTAIN        86,089,224.31    25.553

TOTAL          336,904,029.42   100.000

CONSTRUCTION
AND HOUSING    # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    24,627,901.30   78.184

AGAINST        1,335,940.23    4.241

ABSTAIN        5,536,257.90    17.575

TOTAL          31,500,099.43   100.000

CONSUMER
INDUSTRIES     # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    31,777,298.19   84.332

AGAINST        1,766,548.59    4.688

ABSTAIN        4,137,267.68    10.980

TOTAL          37,681,114.46   100.000

DEFENSE AND
AEROSPACE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    43,950,283.68   73.355

AGAINST        2,267,409.21    3.784

ABSTAIN        13,697,075.77   22.861

TOTAL          59,914,768.66   100.000

DEVELOPING
COMMUNICATIONS # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    89,126,083.71    71.295

AGAINST        8,969,664.48     7.175

ABSTAIN        26,914,182.42    21.530

TOTAL          125,009,930.61   100.000

ELECTRONICS    # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    848,278,334.86     68.266

AGAINST        66,417,837.65      5.345

ABSTAIN        327,904,633.31     26.389

TOTAL          1,242,600,805.82   100.000

ENERGY         # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    53,541,696.52   73.633

AGAINST        4,615,976.82    6.349

ABSTAIN        14,556,140.66   20.018

TOTAL          72,713,814.00   100.000

ENERGY SERVICE # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    318,683,225.00   73.384

AGAINST        24,710,561.01    5.690

ABSTAIN        90,873,801.86    20.926

TOTAL          434,267,587.87   100.000

ENVIRONMENTAL
SERVICES        # OF           % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    9,487,363.06    69.993

AGAINST        928,144.36      6.848

ABSTAIN        3,139,140.67    23.159

TOTAL          13,554,648.09   100.000

FINANCIAL
SERVICES       # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    237,544,867.93   72.720

AGAINST        16,881,253.75    5.168

ABSTAIN        72,229,139.95    22.112

TOTAL          326,655,261.63   100.000

FOOD AND
AGRICULTURE    # OF             % OF
               VOTES CAST        VOTES CAST
AFFIRMATIVE    90,580,759.83    73.954

AGAINST        10,273,520.03    8.387

ABSTAIN        21,628,740.02    17.659

TOTAL          122,483,019.88   100.000

HEALTH CARE    # OF               % OF
               VOTES CAST         VOTES CAST
AFFIRMATIVE    844,885,797.70     73.731

AGAINST        76,493,018.14      6.675

ABSTAIN        224,530,325.37     19.594

TOTAL          1,145,909,141.21   100.000

HOME FINANCE   # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    770,542,942.77   88.277

AGAINST        52,646,972.97    6.031

ABSTAIN        49,684,069.72    5.692

TOTAL          872,873,985.46   100.000

INDUSTRIAL
EQUIPMENT      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    19,251,877.80   74.463

AGAINST        1,933,197.89    7.477

ABSTAIN        4,669,320.20    18.060

TOTAL          25,854,395.89   100.000

INDUSTRIAL
MATERIALS      # OF            % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    8,232,007.18    72.710

AGAINST        702,894.09      6.208

ABSTAIN        2,386,874.66    21.082

TOTAL          11,321,775.93   100.000

INSURANCE      # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    47,047,682.49   71.138

AGAINST        4,362,994.52    6.597

ABSTAIN        14,724,900.70   22.265

TOTAL          66,135,577.71   100.000

LEISURE         # OF           % OF
                VOTES CAST      VOTES CAST
AFFIRMATIVE    107,136,143.37   77.982

AGAINST        6,886,559.76     5.012

ABSTAIN        23,363,170.90    17.006

TOTAL          137,385,874.03   100.000

PROPOSAL 8(B) - CONTINUED

MEDICAL DELIVERY # OF           % OF
                 VOTES CAST     VOTES CAST
AFFIRMATIVE    71,998,606.53    71.890

AGAINST        5,786,226.67     5.778

ABSTAIN        22,366,043.58    22.332

TOTAL          100,150,876.78   100.000

MULTIMEDIA      # OF           % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    44,090,990.33   73.850

AGAINST        2,338,567.24    3.917

ABSTAIN        13,273,582.62   22.233

TOTAL          59,703,140.19   100.000

NATURAL GAS          # OF           % OF
                    VOTES CAST      VOTES CAST
AFFIRMATIVE         22,561,634.74   79.308

AGAINST             3,244,466.65    11.405

ABSTAIN             2,641,991.34    9.287

TOTAL               28,448,092.73   100.000

BROKER NON-VOTES    622,543.85

PAPER AND FOREST
PRODUCTS        # OF           % OF
               VOTES CAST     VOTES CAST
AFFIRMATIVE    6,785,747.46   70.876

AGAINST        787,911.92     8.229

ABSTAIN        2,000,503.13   20.895

TOTAL          9,574,162.51   100.000

PRECIOUS METALS
AND MINERALS   # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    61,755,990.79   77.409

AGAINST        6,875,636.08    8.618

ABSTAIN        11,147,483.43   13.973

TOTAL          79,779,110.30   100.000

REGIONAL BANKS # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    506,790,124.22   72.459

AGAINST        43,115,121.02    6.164

ABSTAIN        149,512,656.72   21.377

TOTAL          699,417,901.96   100.000

RETAILING      # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    101,878,730.92   73.290

AGAINST        8,400,746.67     6.043

ABSTAIN        28,728,898.56    20.667

TOTAL          139,008,376.15   100.000

SOFTWARE AND
COMPUTER
SERVICES        # OF            % OF
                VOTES CAST      VOTES CAST
AFFIRMATIVE    183,018,168.69   69.083

AGAINST        16,797,493.24    6.340

ABSTAIN        65,110,224.32    24.577

TOTAL          264,925,886.25   100.000

TECHNOLOGY     # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    234,250,871.23   72.653

AGAINST        18,749,417.22    5.815

ABSTAIN        69,422,730.03    21.532

TOTAL          322,423,018.48   100.000

TELECOM
MUNICATIONS    # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    262,506,222.42   70.994

AGAINST        22,939,814.78    6.204

ABSTAIN        84,310,730.82    22.802

TOTAL          369,756,768.02   100.000

TRANSPORTATION # OF            % OF
               VOTES CAST      VOTES CAST
AFFIRMATIVE    27,341,630.62   82.068

AGAINST        1,842,657.52    5.530

ABSTAIN        4,131,703.58    12.402

TOTAL          33,315,991.72   100.000

UTILITIES GROWTH    # OF             % OF
                    VOTES CAST       VOTES CAST
AFFIRMATIVE         164,013,231.16   78.495

AGAINST             15,355,539.10    7.349

ABSTAIN             29,578,640.98    14.156

TOTAL               208,947,411.24   100.000

BROKER NON-VOTES    2,037,135.51

PROPOSAL 9(A)
To make Gold Portfolio's current fundamental 80% investment policy non-fundamental and to approve changes to the policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
AFFIRMATIVE         86,229,451.32    80.280

AGAINST             10,723,590.03    9.984

ABSTAIN             10,457,997.95    9.736

TOTAL               107,411,039.30   100.000

BROKER NON-VOTES    120,859.65

PROPOSAL 9(B)
To make Gold Portfolio's current fundamental 50% "principally engaged in" policy non-fundamental and to approve changes to the policy.

                    # OF             % OF
                    VOTES CAST       VOTES CAST
AFFIRMATIVE         86,023,158.35    80.088

AGAINST             10,562,068.28    9.833

ABSTAIN             10,825,812.67    10.079

TOTAL               107,411,039.30   100.000

BROKER NON-VOTES    120,859.65

PROPOSAL 10
To make the current fundamental 15% "principally engaged in" policy non-fundamental.

BROKERAGE AND  # OF             % OF
INVESTMENT
MANAGEMENT     VOTES CAST       VOTES CAST
AFFIRMATIVE    286,979,193.01   74.995

AGAINST        15,543,614.23    4.062

ABSTAIN        80,142,904.96    20.943

TOTAL          382,665,712.20   100.000

PROPOSAL 10 - CONTINUED

FINANCIAL
SERVICES       # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    238,353,584.93   72.968

AGAINST        16,479,829.93    5.045

ABSTAIN        71,821,846.77    21.987

TOTAL          326,655,261.63   100.000

PROPOSAL 11
To amend the fundamental investment limitations concerning diversification.

FINANCIAL
SERVICES       # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    241,126,964.55   73.817

AGAINST        15,889,907.00    4.864

ABSTAIN        69,638,390.08    21.319

TOTAL          326,655,261.63   100.000

HOME FINANCE    # OF            % OF
                VOTES CAST      VOTES CAST
AFFIRMATIVE    785,293,340.30   89.966

AGAINST        43,966,364.46    5.037

ABSTAIN        43,614,280.70    4.997

TOTAL          872,873,985.46   100.000

REGIONAL BANKS # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    514,983,172.04   73.630

AGAINST        41,205,954.33    5.892

ABSTAIN        143,228,775.59   20.478

TOTAL          699,417,901.96   100.000

MONEY MARKET   # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    250,939,184.95   85.868

AGAINST        23,838,890.03    8.157

ABSTAIN        17,461,078.27    5.975

TOTAL          292,239,153.25   100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE

WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(PHONE_GRAPHIC)

FIDELITY ON-LINE XPRESS+TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS
THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP61
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517

GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

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6150 Poplar Road
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10000 Research Boulevard
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UTAH
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VIRGINIA
8180 Greensboro Drive
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WISCONSIN
595 North Barker Road
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments Money Management, Inc.,
 Merrimack, NH, MONEY MARKET FUND
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Fred L. Henning Jr., VICE PRESIDENT, MONEY MARKET FUND
Boyce I. Greer, VICE PRESIDENT, MONEY MARKET FUND
John Todd, VICE PRESIDENT, MONEY MARKET FUND
Stanley N. Griffith, VICE PRESIDENT, MONEY MARKET FUND
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER, MONEY MARKET FUND

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIANS
Brown Brothers Harriman & Co.
Boston, MA
 and
The Bank of New York
New York, NY

CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
1-800-544-8888
* INDEPENDENT TRUSTEES

FIDELITY SELECT PORTFOLIOS

CONSUMER SECTOR
Consumer Industries
Food and Agriculture
Leisure
Multimedia
Retailing

CYCLICALS SECTOR
Air Transportation
Automotive
Chemicals
Cyclical Industries
Construction and Housing
Defense and Aerospace
Environmental Services
Industrial Equipment
Industrial Materials
Paper and Forest Products
Transportation

FINANCIAL SERVICES SECTOR
Brokerage and Investment Management
Financial Services
Home Finance
Insurance
Regional Banks

HEALTH CARE SECTOR
Biotechnology
Health Care
Medical Delivery
Medical Equipment and Systems

NATURAL RESOURCES SECTOR
Energy
Energy Service
Gold
Natural Resources
Precious Metals and Minerals

TECHNOLOGY SECTOR
Business Services and Outsourcing
Computers
Developing Communications
Electronics
Software and Computer Services
Technology

UTILITIES SECTOR
Natural Gas
Telecommunications
Utilities Growth
Money Market

THE FIDELITY TELEPHONE CONNECTION
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(automated graphic) AUTOMATED LINE FOR QUICKEST SERVICE


(Fidelity Logo Graphic)
Fidelity
Investments
(registered trademark)
P.O. Box 193
Boston, MA 02101

(Recycle graphic) Printed on Recycled Paper

SEL-SANN-1098  62995
1.536823.101